PROSPECTUS

APRIL 17, 1998
                    MERRILL LYNCH DOMESTIC MONEY MARKET FUND
                  of Merrill Lynch Variable Series Funds, Inc.
   P.O. Box 9011, Princeton, New Jersey 08543-9011 - Phone No. (609) 282-2800
                           -------------------------

     Merrill Lynch Domestic Money Market Fund (the "Domestic Money Market Fund") is a diversified fund whose objectives are the preservation of capital, liquidity and achieving the highest possible current income consistent with the foregoing objectives by investing in short-term domestic money market securities. The Domestic Money Market Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its eighteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class A Common Stock for the Domestic Money Market Fund pursuant to this Prospectus. This Prospectus consists of this four page document and the attached Appendix. For more information on the Domestic Money Market Fund's investment objectives and policies, please see page 3 of this document and the Appendix.

     THE DOMESTIC MONEY MARKET FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, BUT THERE CAN BE NO ASSURANCE THAT IT WILL BE ABLE TO DO SO. AN INVESTMENT IN THE DOMESTIC MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.
                           -------------------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON
THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.
                           -------------------------

     THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL 17, 1998, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE COMMISSION MAINTAINS A WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE AND OTHER INFORMATION ABOUT THE FUND. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

                               TABLE OF CONTENTS

                                       PAGE
                                       ----
  Financial Highlights...............     2
  Yield Information..................     3
  Investment Objectives and
     Policies........................     3
  Portfolio Restrictions.............     3
Appendix
  The Insurance Companies............   A-1
  Investment Objectives and Policies
     of the Funds....................   A-1

                                       PAGE
                                       ----
Directors............................   A-7
Investment Adviser...................   A-8
Portfolio Transactions and
  Brokerage..........................  A-11
Purchase of Shares...................  A-11
Redemption of Shares.................  A-11
Dividends, Distributions and Taxes...  A-11
Performance Data.....................  A-12
Additional Information...............  A-13

                           -------------------------

              MERRILL LYNCH ASSET MANAGEMENT -- INVESTMENT ADVISER MERRILL LYNCH FUNDS DISTRIBUTOR, INC. -- DISTRIBUTOR

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY STATE IN WHICH SUCH OFFER TO SELL OR SOLICITATION OF AN OFFER TO BUY MAY NOT LAWFULLY BE MADE.

                              FINANCIAL HIGHLIGHTS

     The financial information in the table below has been audited in conjunction with annual audits of the financial statements of each of the Company's Funds by Deloitte & Touche LLP, independent auditors. Financial Statements and the independent auditors' report thereon for the fiscal year ended December 31, 1997 are included in the Statement of Additional Information. The following per share data and ratios have been derived from information provided in the Fund's audited financial statements. Further information about the performance of the Fund is contained in the Fund's most recent annual report to shareholders, which may be obtained, without charge, by calling or by writing the Company at the telephone number or address on the front cover of this Prospectus.

                                                DOMESTIC MONEY MARKET FUND (CLASS A)
                                ---------------------------------------------------------------------
                                                                                       FOR THE PERIOD
                                                                                        FEBRUARY 20,
                                          FOR THE YEAR ENDED DECEMBER 31,                 1992+ TO
                                ----------------------------------------------------    DECEMBER 31,
                                  1997       1996       1995       1994       1993          1992
                                --------   --------   --------   --------   --------   --------------
Increase (Decrease) in Net
  Asset Value:
Per Share Operating
  Performance:
Net asset value, beginning of
  period......................  $   1.00   $   1.00   $   1.00   $   1.00   $   1.00      $   1.00
                                --------   --------   --------   --------   --------      --------
Investment income -- net......     .0511      .0504      .0547      .0386      .0302         .0302
Realized and unrealized gain
  (loss) on
  investments -- net..........     .0001     (.0005)     .0012     (.0007)     .0005         .0013
                                --------   --------   --------   --------   --------      --------
Total from investment
  operations..................     .0512      .0499      .0559      .0379      .0307         .0315
                                --------   --------   --------   --------   --------      --------
Less dividends and
  distributions:
  Investment income -- net....    (.0511)    (.0504)    (.0547)    (.0386)    (.0302)       (.0302)
  Realized gain on
     investments -- net.......        --++   (.0001)    (.0002)        --     (.0005)       (.0010)
                                --------   --------   --------   --------   --------      --------
Total dividends and
  distributions...............    (.0511)    (.0505)    (.0549)    (.0386)    (.0307)       (.0312)
                                --------   --------   --------   --------   --------      --------
Net asset value, end of
  period......................  $   1.00   $   1.00   $   1.00   $   1.00   $   1.00      $   1.00
                                ========   ========   ========   ========   ========      ========
Total Investment Return:**
Based on net asset value per
  share.......................      5.24%      5.13%      5.64%      3.93%      3.10%         3.65%*
                                ========   ========   ========   ========   ========      ========
Ratios to Average Net Assets:
Expenses, net of
  reimbursement...............       .54%       .54%       .55%       .50%       .36%          .32%*
                                ========   ========   ========   ========   ========      ========
Expenses......................       .54%       .54%       .55%       .57%       .63%          .88%*
                                ========   ========   ========   ========   ========      ========
Investment income -- net, and
  realized gain (loss) on
  investments -- net..........      5.12%      4.97%      5.50%      4.02%      3.03%         3.48%*
                                ========   ========   ========   ========   ========      ========
Supplemental Data:
Net assets, end of period (in
  thousands)..................  $318,052   $274,756   $303,912   $363,199   $170,531      $ 41,128
                                ========   ========   ========   ========   ========      ========

---------------
 * Annualized.

** Total investment returns exclude insurance-related fees and expenses.

 + Commencement of Operations.

++ Amount is less than $.0001 per share.

                               YIELD INFORMATION

     Set forth below is yield information for the Class A Shares of the Domestic Money Market Fund for the seven-day period ended December 31, 1997, computed to include and exclude realized and unrealized gains and losses and also computed to exclude such gains and losses, and information as to the compounded annualized yield, excluding gains and losses, for the same periods. The yield quotations may be of limited use for comparative purposes because they do not reflect charges imposed at the separate account level which, if included, would decrease the yield.

Annualized Yield:
  Including gains and losses................................  5.33%
  Excluding gains and losses................................  5.33%
Compounded Annualized Yield.................................  5.47%
Average maturity of portfolio at end of period..............  72 Days

                       INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives of the Domestic Money Market Fund are to preserve shareholder capital, to maintain liquidity and to achieve the highest possible current income consistent with the foregoing objectives by investing in short-term domestic money market securities. There can be no assurance that the Domestic Money Market Fund will achieve its investment objectives.

     The Domestic Money Market Fund will invest in short-term U.S. Government securities, U.S. Government agency securities, domestic depository institution money instruments (including certificates of deposit, bankers' acceptances, time deposits and bank notes), short-term debt securities (such as commercial paper), variable amount master demand notes and insurance company funding agreements, repurchase and reverse repurchase agreements of U.S. issuers and other money market instruments. As a matter of fundamental policy, which may be changed only with the approval of a majority of the Domestic Money Market Fund's outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the "Act" or the "Investment Company Act"), the Domestic Money Market Fund may not purchase securities of foreign issuers (including Eurodollar or Yankeedollar bank obligations). U.S. Government securities may be purchased on a forward commitment basis. The types of money market securities in which the Domestic Money Market Fund may invest are described more fully in Annex A to the Appendix to this Prospectus. The Domestic Money Market Fund will be subject to portfolio maturity, quality and diversification restrictions discussed below.

     In addition, the Domestic Money Market Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended, and which therefore may be subject to restrictions on their transfer or resale. The Fund may also invest in securities the potential return of which is based on the change in particular measurements of value or rate, (i.e. indexed securities). A further discussion of the investments described in this paragraph and the risks associated with such investments is set forth in the Appendix to this Prospectus, including Annex B of the Appendix to this Prospectus, which includes a discussion of certain portfolio strategies relating to indexed securities.

                             PORTFOLIO RESTRICTIONS

     For purposes of the investment policy of the Domestic Money Market Fund, the Company defines short-term money market securities as securities having a maturity of no more than 762 days (25 months) in the case of U.S. Government and agency securities and no more than 397 days (13 months) in the case of all other securities. Management of the Company expects that substantially all the assets of the Domestic Money Market Fund will be invested in securities maturing in less than one year, but at times some portion may have maturities of up to 25 months. For these purposes, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is adjusted. The dollar-weighted average maturity of this Fund's portfolio assets will not exceed 90 days.

     The Domestic Money Market Fund's investments in short-term debt and depository institution money instruments will be rated, or will be issued by issuers who have been rated, in one of the two highest rating categories for short-term debt obligations by a nationally recognized statistical rating organization (an

"NRSRO") or, if not rated, will be of comparable quality as determined by the Directors of the Company. The Domestic Money Market Fund's investments in corporate bonds and debentures (which must have maturities at the date of purchase of 397 days (13 months) or less) will be in issuers which have received from an NRSRO a rating, with respect to a class of short-term debt obligations that is comparable in priority and security with the investment, in one of the two highest rating categories for short-term obligations or, if not rated, are of comparable quality as determined by the Directors of the Company. Currently, there are six NRSROs: Duff & Phelps Inc., Fitch Investors Services, Inc., IBCA Limited and its affiliate IBCA Inc., Moody's Investor's Service, Inc., Standard & Poor's Ratings Group and Thomson BankWatch.

     A regulation of the Commission limits investments by the Domestic Money Market Fund in securities issued by any one issuer (other than the U.S. Government, its agencies or instrumentalities) ordinarily to not more than 5% of its total assets, or in the event that such securities do not have the highest rating, not more than 1% of its total assets. In addition, this regulation requires that not more than 5% of the Fund's total assets be invested in securities that have a rating lower than the highest rating.

PROSPECTUS

APRIL 17, 1998
                       MERRILL LYNCH RESERVE ASSETS FUND
                  of Merrill Lynch Variable Series Funds, Inc.
   P.O. Box 9011, Princeton, New Jersey 08543-9011 - Phone No. (609) 282-2800
                           -------------------------

     Merrill Lynch Reserve Assets Fund (the "Reserve Assets Fund") is a diversified fund whose objectives are the preservation of capital, liquidity and achieving the highest possible current income consistent with the foregoing objectives by investing in short-term money market securities. The Reserve Assets Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its eighteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class A Common Stock for the Reserve Assets Fund pursuant to this Prospectus. This Prospectus consists of this four page document and the attached Appendix. For more information on the Reserve Assets Fund's investment objectives and policies, please see page 3 of this document and the Appendix.

     THE RESERVE ASSET FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, BUT THERE CAN BE NO ASSURANCE THAT IT WILL BE ABLE TO DO SO. AN INVESTMENT IN THE RESERVE ASSET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.
                           -------------------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON
THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.
                           -------------------------

     THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL 17, 1998, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE COMMISSION MAINTAINS A WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE AND OTHER INFORMATION ABOUT THE FUND. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

                               TABLE OF CONTENTS

                                       PAGE
                                       ----
  Financial Highlights...............     2
  Yield Information..................     3
  Investment Objectives and
     Policies........................     3
  Portfolio Restrictions.............     3
Appendix
  The Insurance Companies............   A-1
  Investment Objectives and Policies
     of the Funds....................   A-1

                                       PAGE
                                       ----
Directors............................   A-7
Investment Adviser...................   A-8
Portfolio Transactions and
  Brokerage..........................  A-11
Purchase of Shares...................  A-11
Redemption of Shares.................  A-11
Dividends, Distributions and Taxes...  A-11
Performance Data.....................  A-12
Additional Information...............  A-13

                           -------------------------

              MERRILL LYNCH ASSET MANAGEMENT -- INVESTMENT ADVISER MERRILL LYNCH FUNDS DISTRIBUTOR, INC. -- DISTRIBUTOR

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY STATE IN WHICH SUCH OFFER TO SELL OR SOLICITATION OF AN OFFER TO BUY MAY NOT LAWFULLY BE MADE.

                              FINANCIAL HIGHLIGHTS

     The financial information in the table below has been audited in conjunction with annual audits of the financial statements of each of the Company's Funds by Deloitte & Touche LLP, independent auditors. Financial Statements and the independent auditors' report thereon for the fiscal year ended December 31, 1997 are included in the Statement of Additional Information. The following per share data and ratios have been derived from information provided in the Fund's audited financial statements. Further information about the performance of the Fund is contained in the Fund's most recent annual report to shareholders, which may be obtained, without charge, by calling or by writing the Company at the telephone number or address on the front cover of this Prospectus.

                                                                  RESERVE ASSETS FUND (CLASS A)
                                -------------------------------------------------------------------------------------------------
                                                                 FOR THE YEAR ENDED DECEMBER 31,
                                -------------------------------------------------------------------------------------------------
                                 1997      1996      1995      1994      1993      1992      1991      1990      1989      1988
                                -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Increase (Decrease) in Net
 Asset Value:
Per Share Operating
 Performance:
Net asset value, beginning of
 year.........................  $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Investment income -- net......    .0506     .0501     .0543     .0371     .0268     .0320     .0546     .0730     .0822     .0661
Realized and unrealized gain
 (loss) on
 investments -- net...........    .0001    (.0005)    .0018    (.0009)    .0005     .0007     .0014     .0019     .0012     .0002
                                -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Total from investment
 operations...................    .0507     .0496     .0561     .0362     .0273     .0327     .0560     .0749     .0834     .0663
                                -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Less dividends and
 distributions:
 Investment income -- net.....   (.0506)   (.0501)   (.0543)   (.0362)   (.0268)   (.0320)   (.0546)   (.0730)   (.0822)   (.0661)
 Realized gain on
   investments -- net.........   (.0001)   (.0001)   (.0004)       --++  (.0005)   (.0005)   (.0014)+  (.0019)+  (.0012)+  (.0002)+
                                -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Total dividends and
 distributions................   (.0507)   (.0502)   (.0547)   (.0362)   (.0273)   (.0325)   (.0560)   (.0749)   (.0834)   (.0663)
                                -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Net asset value, end of
 year.........................  $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                =======   =======   =======   =======   =======   =======   =======   =======   =======   =======
Total Investment Return:*
Based on net asset value per
 share........................     5.19%     5.13%     5.61%     3.79%     2.77%     3.29%     5.68%     7.65%     8.62%     6.85%
                                =======   =======   =======   =======   =======   =======   =======   =======   =======   =======
Ratios to Average Net Assets:
Expenses......................      .62%      .61%      .61%      .65%      .70%      .79%      .79%      .97%     1.03%     1.01%
                                =======   =======   =======   =======   =======   =======   =======   =======   =======   =======
Investment income -- net, and
 realized gain (loss) on
 investments -- net...........     5.06%     4.96%     5.47%     3.75%     2.73%     3.36%     5.64%     7.46%+    8.34%+    6.65%+
                                =======   =======   =======   =======   =======   =======   =======   =======   =======   =======
Supplemental Data:
Net assets, end of year (in
 thousands)...................  $21,102   $22,885   $25,550   $32,196   $30,168   $26,767   $34,362   $35,871   $29,311   $24,951
                                =======   =======   =======   =======   =======   =======   =======   =======   =======   =======

---------------
 * Total investment returns exclude insurance-related fees and expenses.

 + Includes unrealized gain (loss).

++ Amount is less than $.0001 per share.

                               YIELD INFORMATION

     Set forth below is yield information for the Class A Shares of the Reserve Assets Fund for the seven-day period ended December 31, 1997, computed to include and exclude realized and unrealized gains and losses and also computed to exclude such gains and losses, and information as to the compounded annualized yield, excluding gains and losses, for the same periods. The yield quotations may be of limited use for comparative purposes because they do not reflect charges imposed at the separate account level which, if included, would decrease the yield.

Annualized Yield:
  Including gains and losses................................  5.23%
  Excluding gains and losses................................  5.20%
Compounded Annualized Yield.................................  5.34%
Average maturity of portfolio at end of period..............  70 Days

                       INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives of the Reserve Assets Fund are to preserve shareholder capital, to maintain liquidity and to achieve the highest possible current income consistent with the foregoing objectives by investing in short-term money market securities. There can be no assurance that the Reserve Assets Fund will achieve its investment objectives.

     The Reserve Assets Fund will invest in short-term U.S. Government securities, U.S. Government agency securities, depository institution money instruments (including certificates of deposit, bankers' acceptances, time deposits and bank notes), short-term debt securities (such as commercial paper), variable amount master demand notes and insurance company funding agreements, securities of foreign issuers (including Eurodollar, Yankeedollar and foreign bank obligations) and repurchase and reverse repurchase agreements. U.S. Government securities may be purchased on a forward commitment basis. The types of money market securities in which the Reserve Assets Fund may invest are described more fully in Annex A to the Appendix to this Prospectus. The Reserve Assets Fund will be subject to the portfolio maturity, quality and diversification restrictions discussed below.

     In addition, the Reserve Assets Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended, and which therefore may be subject to restrictions on their transfer or resale. The Reserve Assets Fund may also invest in securities of foreign issuers and in securities the potential return of which is based on the change in particular measurements of value or rate (i.e. indexed securities). A further discussion of the investments described in this paragraph and the risks associated with such investments is set forth in the Appendix to this Prospectus, including Annex B of the Appendix to this Prospectus, which includes a discussion of certain portfolio strategies relating to indexed securities.

                             PORTFOLIO RESTRICTIONS

     For purposes of the investment policy of the Reserve Assets Fund, the Company defines short-term money market securities as securities having a maturity of no more than 762 days (25 months) in the case of U.S. Government and agency securities and no more than 397 days (13 months) in the case of all other securities. Management of the Company expects that substantially all the assets of the Reserve Assets Fund will be invested in securities maturing in less than one year, but at times some portion may have maturities of up to 25 months. For these purposes, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is adjusted. The dollar-weighted average maturity of this Fund's portfolio assets will not exceed 90 days.

     The Reserve Asset Fund's investments in short-term debt and depository institution money instruments will be rated, or will be issued by issuers who have been rated, in one of the two highest rating categories for short-term debt obligations by a nationally recognized statistical rating organization (an "NRSRO") or, if not rated, will be of comparable quality as determined by the Directors of the Company. The Reserve Assets Fund's investments in corporate bonds and debentures (which must have maturities at the date of purchase of 397 days (13 months) or less) will be in issuers which have received from an NRSRO a rating, with respect to a class of short-term debt obligations that is comparable in priority and security with the investment, in one of the two highest rating categories for short-term obligations or, if not rated, are of comparable quality as determined by the Directors of the Company. Currently, there are six NRSROs: Duff & Phelps Inc., Fitch Investors Services, Inc., IBCA Limited and its affiliate IBCA Inc., Moody's Investors Service, Inc., Standard & Poor's Ratings Group and Thomson BankWatch.

     A regulation of the Commission limits investments by the Reserve Assets Fund in securities issued by any one issuer (other than the U.S. Government, its agencies or instrumentalities) ordinarily to not more than 5% of its total assets, or in the event that such securities do not have the highest rating, not more than 1% of its total assets. In addition, this regulation requires that not more than 5% of the Reserve Assets Fund's total assets be invested in securities that have a rating lower than the highest rating.

PROSPECTUS
APRIL 17, 1998

                         MERRILL LYNCH PRIME BOND FUND
                  of Merrill Lynch Variable Series Funds, Inc.

   P.O. Box 9011, Princeton, New Jersey 08543-9011 - Phone No. (609) 282-2800
                           -------------------------

     Merrill Lynch Prime Bond Fund (the "Prime Bond Fund") is a diversified fund whose objectives are as high a level of current income as is consistent with prudent investment management, and as a secondary objective, capital appreciation when consistent with the foregoing objective, by investing primarily in long-term corporate bonds rated A or better by either Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("Standard & Poor's"). The Prime Bond Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its eighteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class A Common Stock for the Prime Bond Fund pursuant to this Prospectus. This Prospectus consists of this four page document and the attached Appendix. For more information on the Prime Bond Fund's investment objectives and policies, please see page 4 of this document and the Appendix.
                           -------------------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON
THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.
                           -------------------------

     THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL 17, 1998, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE COMMISSION MAINTAINS A WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE AND OTHER INFORMATION ABOUT THE FUND. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

                               TABLE OF CONTENTS

                                       PAGE
                                       ----
  Financial Highlights...............     3
  Investment Objectives and
     Policies........................     4
Appendix
  The Insurance Companies............   A-1
  Investment Objectives and Policies
     of the Funds....................   A-1
  Directors..........................   A-7

                                       PAGE
                                       ----
Investment Adviser...................   A-8
Portfolio Transactions and
  Brokerage..........................  A-11
Purchase of Shares...................  A-11
Redemption of Shares.................  A-11
Dividends, Distributions and Taxes...  A-11
Performance Data.....................  A-12
Additional Information...............  A-13

                           -------------------------

              MERRILL LYNCH ASSET MANAGEMENT -- INVESTMENT ADVISER MERRILL LYNCH FUNDS DISTRIBUTOR, INC. -- DISTRIBUTOR

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY STATE IN WHICH SUCH OFFER TO SELL OR SOLICITATION OF AN OFFER TO BUY MAY NOT LAWFULLY BE MADE.

                              FINANCIAL HIGHLIGHTS

     The financial information in the table below has been audited in conjunction with annual audits of the financial statements of each of the Company's Funds by Deloitte & Touche LLP, independent auditors. Financial Statements and the independent auditors' report thereon for the fiscal year ended December 31, 1997 are included in the Statement of Additional Information. The following per share data and ratios have been derived from information provided in the Fund's audited financial statements. Further information about the performance of the Fund is contained in the Fund's most recent annual report to shareholders, which may be obtained, without charge, by calling or by writing the Company at the telephone number or address on the front cover of this Prospectus.

                                                    PRIME BOND FUND (CLASS A)
                                  --------------------------------------------------------------
                                                 FOR THE YEAR ENDED DECEMBER 31,
                                  --------------------------------------------------------------
                                    1997       1996       1995       1994       1993      1992
                                  --------   --------   --------   --------   --------   -------
Increase (Decrease) in Net Asset
  Value:
Per Share Operating Performance:
Net asset value, beginning of
  year..........................  $  11.91   $  12.45   $  11.12   $  12.64   $  12.04   $ 12.02
                                  --------   --------   --------   --------   --------   -------
Investment income -- net........       .78        .80        .82        .77        .70       .79
Realized and unrealized gain
  (loss) on
  investments -- net............       .20       (.55)      1.34      (1.36)       .71       .04
                                  --------   --------   --------   --------   --------   -------
Total from investment
  operations....................       .98        .25       2.16       (.59)      1.41       .83
                                  --------   --------   --------   --------   --------   -------
Less dividends and
  distributions:
  Investment income -- net......      (.78)      (.79)      (.83)      (.76)      (.70)     (.81)
  Realized gain on
    investments -- net..........        --         --         --         --       (.11)       --
  In excess of realized gain on
    investments -- net..........        --         --         --       (.17)        --        --
                                  --------   --------   --------   --------   --------   -------
Total dividends and
  distributions.................      (.78)      (.79)      (.83)      (.93)      (.81)     (.81)
                                  --------   --------   --------   --------   --------   -------
Net asset value, end of year....  $  12.11   $  11.91   $  12.45   $  11.12   $  12.64   $ 12.04
                                  ========   ========   ========   ========   ========   =======
Total Investment Return:*
Based on net asset value per
  share.........................      8.64%      2.21%     20.14%     (4.80)%    12.02%     7.27%
                                  ========   ========   ========   ========   ========   =======
Ratios to Average Net Assets:
Expenses........................       .47%       .49%       .50%       .54%       .63%      .78%
                                  ========   ========   ========   ========   ========   =======
Investment income -- net........      6.62%      6.67%      7.00%      6.74%      5.86%     6.76%
                                  ========   ========   ========   ========   ========   =======
Supplemental Data:
Net assets, end of year (in
  thousands)....................  $527,770   $538,394   $489,838   $391,234   $314,091   $84,810..
                                  ========   ========   ========   ========   ========   =======
Portfolio turnover..............     89.22%     91.88%     90.12%    139.89%    115.26%    82.74%
                                  ========   ========   ========   ========   ========   =======

                                        PRIME BOND FUND (CLASS A)
                                  -------------------------------------
                                     FOR THE YEAR ENDED DECEMBER 31,
                                  -------------------------------------
                                   1991      1990      1989      1988
                                  -------   -------   -------   -------
Increase (Decrease) in Net Asset
  Value:
Per Share Operating Performance:
Net asset value, beginning of
  year..........................  $ 11.18   $ 11.29   $ 10.81   $ 10.89
                                  -------   -------   -------   -------
Investment income -- net........      .90       .88       .90       .87
Realized and unrealized gain
  (loss) on
  investments -- net............      .84      (.12)      .48      (.15)
                                  -------   -------   -------   -------
Total from investment
  operations....................     1.74       .76      1.38       .72
                                  -------   -------   -------   -------
Less dividends and
  distributions:
  Investment income -- net......     (.90)     (.87)     (.90)     (.80)
  Realized gain on
    investments -- net..........       --        --        --        --
  In excess of realized gain on
    investments -- net..........       --        --        --        --
                                  -------   -------   -------   -------
Total dividends and
  distributions.................     (.90)     (.87)     (.90)     (.80)
                                  -------   -------   -------   -------
Net asset value, end of year....  $ 12.02   $ 11.18   $ 11.29   $ 10.81
                                  =======   =======   =======   =======
Total Investment Return:*
Based on net asset value per
  share.........................    16.41%     7.13%    13.29%     6.75%
                                  =======   =======   =======   =======
Ratios to Average Net Assets:
Expenses........................      .78%     1.06%     1.16%     1.07%
                                  =======   =======   =======   =======
Investment income -- net........     7.94%     8.01%     8.12%     8.05%
                                  =======   =======   =======   =======
Supplemental Data:
Net assets, end of year (in
  thousands)....................  $39,743   $34,655   $29,593   $22,499
                                  =======   =======   =======   =======
Portfolio turnover..............   152.18%   155.17%   144.52%   225.81%
                                  =======   =======   =======   =======

---------------
* Total investment returns exclude insurance-related fees and expenses.

                       INVESTMENT OBJECTIVES AND POLICIES

     The principal investment objective of the Prime Bond Fund is to provide shareholders with as high a level of current income as is consistent with the investment policies of the Fund and with prudent investment management. As a secondary objective, the Prime Bond Fund seeks capital appreciation when consistent with its principal objective. There can be no assurance that the Prime Bond Fund will achieve its investment objectives.

     The Prime Bond Fund invests primarily in securities rated in the top three rating categories of either Standard & Poor's (AAA, AA and A) or Moody's (Aaa, Aa and A). Additional information regarding various bond ratings is set forth in Annex A to the Appendix to this Prospectus. The financial risk of this Fund should be minimized by the credit quality of the bonds in which it will invest, but the long maturities that typically provide the best yield will subject the Fund to possible substantial price changes resulting from market yield fluctuations. The market prices of fixed-income securities such as those purchased by the Prime Bond Fund are affected by changes in interest rates generally. As interest rates rise, the market value of fixed-income securities will fall, adversely affecting the net asset value of the Fund. The Fund should be considered a long-term investment and a vehicle for diversification, and not as a balanced investment program. The Fund may not be appropriate as the exclusive investment to fund a variable annuity or variable life insurance contract ("Contract") for all Contract owners.

     Fund management strategy will attempt to mitigate adverse price changes and optimize favorable price changes through active trading that shifts the maturity and/or quality structure of the Fund within the overall investment guidelines. The Prime Bond Fund's investments will vary from time to time depending upon the judgment of management as to prevailing conditions in the economy and the securities markets and the prospects for interest rate changes among different categories of fixed-income securities. The Prime Bond Fund anticipates that under normal circumstances more than 90% of the assets of the Fund will be invested in fixed-income securities, including convertible and non-convertible debt securities and preferred stock. The Prime Bond Fund does not intend to invest in common stock, rights or other equity securities. Under unusual market or economic conditions, the Prime Bond Fund for defensive or other purposes may invest up to 100% of its assets in U.S. Government or Government agency securities, money market or other fixed-income securities deemed by the Investment Adviser to be consistent with the objectives of the Fund, or the Fund may hold its assets in cash.

     In addition, the Prime Bond Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended, and which therefore may be subject to restrictions on their transfer or resale. The Fund may also invest in securities of foreign issuers and may invest in securities the potential return of which is based on the change in particular measurements of value or rate (i.e., indexed securities). A further discussion of the investments described in this paragraph and the risks associated with such investments is set forth in the Appendix to this Prospectus, including Annex B of the Appendix to this Prospectus, which includes a discussion of certain portfolio strategies relating to indexed securities.

PROSPECTUS

APRIL 17, 1998

                     MERRILL LYNCH HIGH CURRENT INCOME FUND

                  of Merrill Lynch Variable Series Funds, Inc.
   P.O. Box 9011, Princeton, New Jersey 08543-9011 - Phone No. (609) 282-2800
                           -------------------------

     Merrill Lynch High Current Income Fund (the "High Current Income Fund") is a diversified fund whose objectives are as high a level of current income as is consistent with its investment policies and prudent investment management, and as a secondary objective, capital appreciation when consistent with the foregoing objective. The Fund invests principally in fixed-income securities that are rated in the lower rating categories of the established rating services or in unrated securities of comparable quality. The High Current Income Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its eighteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class A Common Stock for the High Current Income Fund pursuant to this Prospectus. This Prospectus consists of this four page document and the attached Appendix. For more information on the High Current Income Fund's investment objectives and policies, please see page 3 of this document and this Appendix.

     THE HIGH CURRENT INCOME FUND INVESTS OR MAY INVEST IN HIGH YIELD BONDS (COMMONLY KNOWN AS "JUNK BONDS"), WHICH INVOLVE SPECIAL RISKS. SEE "INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS -- RISKS OF HIGH YIELD SECURITIES" IN THE APPENDIX TO THIS PROSPECTUS.
                           -------------------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON
THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.
                           -------------------------

     THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL 17, 1998, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE COMMISSION MAINTAINS A WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE AND OTHER INFORMATION ABOUT THE FUND. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

                               TABLE OF CONTENTS

                                          PAGE
                                          ----
  Financial Highlights..................     2
  Investment Objectives and Policies....     3
Appendix
  The Insurance Companies...............   A-1
  Investment Objectives and Policies of
    the Funds...........................   A-1
  Directors.............................   A-7

                                          PAGE
                                          ----
Investment Adviser......................   A-8
Portfolio Transactions and Brokerage....  A-11
Purchase of Shares......................  A-11
Redemption of Shares....................  A-11
Dividends, Distributions and Taxes......  A-11
Performance Data........................  A-12
Additional Information..................  A-13

                           -------------------------

              MERRILL LYNCH ASSET MANAGEMENT -- INVESTMENT ADVISER MERRILL LYNCH FUNDS DISTRIBUTOR, INC. -- DISTRIBUTOR

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY STATE IN WHICH SUCH OFFER TO SELL OR SOLICITATION OF AN OFFER TO BUY MAY NOT LAWFULLY BE MADE.

                              FINANCIAL HIGHLIGHTS

     The financial information in the table below has been audited in conjunction with annual audits of the financial statements of each of the Company's Funds by Deloitte & Touche LLP, independent auditors. Financial Statements and the independent auditors' report thereon for the fiscal year ended December 31, 1997 are included in the Statement of Additional Information. The following per share data and ratios have been derived from information provided in the Fund's audited financial statements. Further information about the performance of the Fund is contained in the Fund's most recent annual report to shareholders, which may be obtained, without charge, by calling or by writing the Company at the telephone number or address on the front cover of this Prospectus.

                                                              HIGH CURRENT INCOME FUND (CLASS A)
                             ----------------------------------------------------------------------------------------------------
                                                               FOR THE YEAR ENDED DECEMBER 31,
                             ----------------------------------------------------------------------------------------------------
                              1997+      1996+       1995       1994       1993      1992      1991     1990     1989      1988
                             --------   --------   --------   --------   --------   -------   ------   ------   -------   -------
Increase (Decrease) in Net
 Asset Value:
Per Share Operating
 Performance:
Net asset value, beginning
 of year...................  $  11.39   $  11.25   $  10.61   $  12.06   $  11.13   $ 10.23   $ 8.14   $10.21   $ 10.85   $ 10.55
                             --------   --------   --------   --------   --------   -------   ------   ------   -------   -------
Investment income -- net...      1.05       1.08       1.09       1.05        .95      1.07     1.19     1.40      1.29      1.21
Realized and unrealized
 gain (loss) on
 investments -- net........       .14        .12        .65      (1.47)       .95       .90     2.10    (2.08)     (.64)      .20
                             --------   --------   --------   --------   --------   -------   ------   ------   -------   -------
Total from investment
 operations................      1.19       1.20       1.74       (.42)      1.90      1.97     3.29     (.68)      .65      1.41
                             --------   --------   --------   --------   --------   -------   ------   ------   -------   -------
Less dividends and
 distributions:
 Investment
   income -- net...........     (1.04)     (1.06)     (1.10)     (1.03)      (.97)    (1.07)   (1.20)   (1.39)    (1.29)    (1.11)
 Realized gain on
   investments -- net......      (.02)        --         --         --         --        --       --       --        --        --
                             --------   --------   --------   --------   --------   -------   ------   ------   -------   -------
Total dividends and
 distributions.............     (1.06)     (1.06)     (1.10)     (1.03)      (.97)    (1.07)   (1.20)   (1.39)    (1.29)    (1.11)
                             --------   --------   --------   --------   --------   -------   ------   ------   -------   -------
Net asset value, end of
 year......................  $  11.52   $  11.39   $  11.25   $  10.61   $  12.06   $ 11.13   $10.23   $ 8.14   $ 10.21   $ 10.85
                             ========   ========   ========   ========   ========   =======   ======   ======   =======   =======
Total Investment Return:*
Based on net asset value
 per share.................     11.00%     11.27%     17.21%     (3.59)%    17.84%    20.05%   43.00%   (7.63)%    6.14%    13.87%
                             ========   ========   ========   ========   ========   =======   ======   ======   =======   =======
Ratios to Average Net
 Assets:
Expenses...................       .54%       .54%       .55%       .61%       .72%      .89%    1.10%    1.15%     1.22%     1.07%
                             ========   ========   ========   ========   ========   =======   ======   ======   =======   =======
Investment income -- net...      9.11%      9.50%      9.92%      9.73%      8.62%    10.06%   12.49%   14.52%    11.98%    11.22%
                             ========   ========   ========   ========   ========   =======   ======   ======   =======   =======
Supplemental Data:
Net assets, end of year (in
 thousands)................  $553,946   $414,615   $356,352   $255,719   $163,428   $26,343   $9,649   $8,106   $12,942   $13,960
                             ========   ========   ========   ========   ========   =======   ======   ======   =======   =======
Portfolio turnover.........     53.63%     48.92%     41.60%     51.88%     35.67%    28.21%   51.54%   26.43%    53.52%    33.91%
                             ========   ========   ========   ========   ========   =======   ======   ======   =======   =======

---------------
* Total investment returns exclude insurance-related fees and expenses.

+ Based on average shares outstanding during the year.

                       INVESTMENT OBJECTIVES AND POLICIES

     The primary investment objective of the High Current Income Fund is to obtain the highest level of current income that is consistent with the investment policies of the Fund and with prudent investment management. As a secondary objective, the High Current Income Fund seeks capital appreciation when consistent with its primary objective. There can be no assurance that the High Current Income Fund will achieve its investment objectives.

     The High Current Income Fund seeks high current income by investing principally in fixed-income securities that are rated in the lower rating categories of the established rating services (Baa or lower by Moody's Investors Service Inc. ("Moody's") and BBB or lower by Standard & Poor's Ratings Group ("Standard & Poor's"), or in unrated securities of comparable quality. Securities rated below Baa by Moody's and below BBB by Standard & Poor's are commonly known as "junk bonds." Additional information regarding various bond ratings is set forth in Annex A to the Appendix to this Prospectus. The market price of fixed-income securities such as those purchased by the Fund is affected by changes in interest rates generally. As interest rates rise, the market value of fixed-income securities will fall, adversely affecting the net asset value of the Fund.

     Although they can be expected to provide higher yields, lower-rated securities such as those purchased by the High Current Income Fund may be subject to greater market fluctuations and risks of loss of income and principal than lower-yielding, higher-rated fixed-income securities. Such securities are generally issued by corporations that are not as financially secure or as creditworthy as issuers of higher-rated securities. There is, accordingly, a greater risk that the issuers of higher-yielding securities will not be able to pay principal and interest on such securities, especially during periods of adverse economic conditions. Investment in such high-yield securities entails relatively greater risk of loss of income or principal. The Fund should be considered a long-term investment and a vehicle for diversification, and not as a balanced investment program. The Fund may not be appropriate as the exclusive investment to fund a variable annuity or variable life insurance contract ("Contract") for all Contract owners. See "Investment Objectives and Policies of the Funds -- Risks of High Yield Securities" in the Appendix to this Prospectus.

     Selection and supervision by the management of the Company regarding investments in lower-rated fixed-income securities involves continuous analysis of individual issuers, general business conditions and other factors that may be too time consuming or too costly for the average investor. The furnishing of these services does not, of course, guarantee successful results. The analysis of issuers may include, among other things, historic and current financial condition, current and anticipated cash flow and borrowing requirements, value of assets in relation to historical cost, strength of management, responsiveness to business conditions, credit standing, and current and anticipated results of operations. Analysis of general business conditions and other factors may include anticipated changes in economic activity and interest rates, the availability of new investment opportunities, and the economic outlook for specific industries. While Merrill Lynch Asset Management, L.P. (the "Investment Adviser") considers as one factor in its credit analysis the ratings assigned by the rating services, the Investment Adviser performs its own independent credit analysis of issuers and consequently, the High Current Income Fund may invest, without limit, in unrated securities if such securities offer, in the opinion of the Investment Adviser, a relatively high yield without undue risk. As a result, the High Current Income Fund's ability to achieve its investment objective may depend to a greater extent on the Investment Adviser's own credit analysis than the Funds which invest in higher-rated securities. Although the High Current Income Fund will invest primarily in lower-rated securities, it will not invest in securities rated Ca or lower by Moody's and CC or lower by Standard & Poor's unless the Investment Adviser believes that the financial condition of the issuer or the protection afforded to the particular securities is stronger than would otherwise be indicated by such low ratings. However, securities purchased by the High Current Income Fund may subsequently be downgraded. Such securities may continue to be held and will be sold only if, in the judgment of the Investment Adviser, it is advantageous to do so.

     When changing economic conditions and other factors cause the yield difference between lower-rated and higher-rated securities to narrow, the High Current Income Fund may purchase higher-rated securities if the Investment Adviser believes that the risk of loss of income and principal may be substantially reduced with only a relatively small reduction in yield.

     The securities in the High Current Income Fund will be varied from time to time depending upon the judgment of management as to prevailing conditions in the economy and the securities markets and the prospects for interest rate changes among different categories of fixed-income securities. It is anticipated that under normal circumstances more than 90% of the High Current Income Fund's assets will be invested in fixed-income securities, including convertible and non-convertible debt securities and preferred stock. Although it is expected that, in general, the Fund will not invest in common stocks, rights or other equity securities, it will acquire or hold such securities (if consistent with the objectives of the Fund) when such securities are acquired in unit offerings with fixed-income securities or in connection with an actual or proposed conversion or exchange of fixed-income securities. In addition, under unusual market or economic conditions, the High Current Income Fund for defensive purposes may invest up to 100% of its assets in U.S. Government or Government agency securities, money market securities or other fixed-income securities deemed by the Investment Adviser to be consistent with a defensive posture, or may hold its assets in cash. The yield on such securities may be lower than the yield on lower-rated fixed-income securities.

     The table below shows the average monthly dollar-weighted market value, by Standard & Poor's rating category, of securities held by the High Current Income Fund during the fiscal year ended December 31, 1997.

                                                                          % MARKET
                                                                           VALUE
                                                               % NET     CORPORATE
                          RATING*                             ASSETS       BONDS
                          -------                             -------    ----------
BBB.........................................................    2.1%         2.5%
BB..........................................................   28.0         32.0
B...........................................................   51.2         58.1
CCC.........................................................    2.7          3.0
NR**........................................................    3.8          4.4
                                                                           -----
                                                                           100.0%
                                                                           =====

---------------
 * A description of corporate bond ratings of Standard & Poor's is set forth in Annex A of the Appendix to this Prospectus.

** Bonds that are not rated by Standard & Poor's. Such bonds may be rated by nationally recognized statistical rating organizations other than Standard & Poor's, or may not be rated by any other organizations.

     In addition, the High Current Income Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended, and which therefore may be subject to restrictions on their transfer or resale. The Fund may also invest in securities of foreign issuers, and may from time to time enter into standby commitment agreements. A further discussion of the investments described in this paragraph and the risks associated with such investments is set forth in the Appendix to this Prospectus.

PROSPECTUS
APRIL 17, 1998

                       MERRILL LYNCH QUALITY EQUITY FUND
                  of Merrill Lynch Variable Series Funds, Inc.

   P.O. Box 9011, Princeton, New Jersey 08543-9011 - Phone No. (609) 282-2800
                           -------------------------

     Merrill Lynch Quality Equity Fund (the "Quality Equity Fund") is a diversified fund whose objective is the highest total investment return consistent with prudent risk. The Quality Equity Fund uses a fully managed investment policy utilizing equity securities, primarily common stocks of large-capitalization companies, as well as investment grade debt and convertible securities. The Quality Equity Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its eighteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class A Common Stock for the Quality Equity Fund pursuant to this Prospectus. This Prospectus consists of this four page document and the attached Appendix. For more information on the Quality Equity Fund's investment objective and policies, please see page 4 of this document, and the Appendix.
                           -------------------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON
THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.
                           -------------------------

     THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL 17, 1998, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE COMMISSION MAINTAINS A WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE AND OTHER INFORMATION ABOUT THE FUND. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

                               TABLE OF CONTENTS

                                       PAGE
                                       ----
  Financial Highlights...............     3
  Investment Objective and
     Policies........................     4
Appendix
  The Insurance Companies............   A-1
  Investment Objectives and Policies
     of the Funds....................   A-1
  Directors..........................   A-7

                                       PAGE
                                       ----
Investment Adviser...................   A-8
Portfolio Transactions and
  Brokerage..........................  A-11
Purchase of Shares...................  A-11
Redemption of Shares.................  A-11
Dividends, Distributions and Taxes...  A-11
Performance Data.....................  A-12
Additional Information...............  A-13

                           -------------------------

              MERRILL LYNCH ASSET MANAGEMENT -- INVESTMENT ADVISER MERRILL LYNCH FUNDS DISTRIBUTOR, INC. -- DISTRIBUTOR

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY STATE IN WHICH SUCH OFFER TO SELL OR SOLICITATION OF AN OFFER TO BUY MAY NOT LAWFULLY BE MADE.

                              FINANCIAL HIGHLIGHTS

     The financial information in the table below has been audited in conjunction with annual audits of the financial statements of each of the Company's Funds by Deloitte & Touche LLP, independent auditors. Financial Statements and the independent auditors' report thereon for the fiscal year ended December 31, 1997 are included in the Statement of Additional Information. The following per share data and ratios have been derived from information provided in the Fund's audited financial statements. Further information about the performance of the Fund is contained in the Fund's most recent annual report to shareholders, which may be obtained, without charge, by calling or by writing the Company at the telephone number or address on the front cover of this Prospectus.

                                                  QUALITY EQUITY FUND (CLASS A)
                                  --------------------------------------------------------------
                                                 FOR THE YEAR ENDED DECEMBER 31,
                                  --------------------------------------------------------------
                                   1997+      1996+      1995+      1994+       1993      1992
                                  --------   --------   --------   --------   --------   -------
Increase (Decrease) in Net Asset
  Value:
Per Share Operating Performance:
Net asset value, beginning of
  year..........................  $  32.83   $  32.76   $  27.74   $  29.02   $  25.48   $ 26.35
                                  --------   --------   --------   --------   --------   -------
Investment income -- net........       .41        .58        .58        .38        .24       .34
Realized and unrealized gain
  (loss) on investments and
  foreign currency
  transactions -- net...........      6.94       4.44       5.48       (.74)      3.46       .32
                                  --------   --------   --------   --------   --------   -------
Total from investment
  operations....................      7.35       5.02       6.06       (.36)      3.70       .66
                                  --------   --------   --------   --------   --------   -------
Less dividends and
  distributions:
  Investment income -- net......      (.22)      (.66)      (.45)      (.25)      (.12)     (.58)
  Realized gain on
    investments -- net..........     (1.54)     (4.29)      (.59)      (.67)      (.04)     (.95)
                                  --------   --------   --------   --------   --------   -------
Total dividends and
  distributions.................     (1.76)     (4.95)     (1.04)      (.92)      (.16)    (1.53)
                                  --------   --------   --------   --------   --------   -------
Net asset value, end of year....  $  38.42   $  32.83   $  32.76   $  27.74   $  29.02   $ 25.48
                                  ========   ========   ========   ========   ========   =======
Total Investment Return:*
Based on net asset value per
  share.........................     23.70%     17.90%     22.61%     (1.20)%    14.57%     2.69%
                                  ========   ========   ========   ========   ========   =======
Ratios to Average Net Assets:
Expenses........................       .48%       .49%       .51%       .54%       .62%      .74%
                                  ========   ========   ========   ========   ========   =======
Investment income -- net........      1.16%      1.89%      1.94%      1.39%      1.07%     1.54%
                                  ========   ========   ========   ========   ========   =======
Supplemental Data:
Net assets, end of year (in
  thousands)....................  $875,064   $794,275   $644,551   $464,360   $309,420   $87,977
                                  ========   ========   ========   ========   ========   =======
Portfolio turnover..............    100.08%     88.30%    140.32%     60.57%     88.25%    62.54%
                                  ========   ========   ========   ========   ========   =======
Average commission rate paid#...  $  .0545   $  .0615         --         --         --        --
                                  ========   ========   ========   ========   ========   =======

                                      QUALITY EQUITY FUND (CLASS A)
                                  -------------------------------------
                                     FOR THE YEAR ENDED DECEMBER 31,
                                  -------------------------------------
                                   1991      1990      1989      1988
                                  -------   -------   -------   -------
Increase (Decrease) in Net Asset
  Value:
Per Share Operating Performance:
Net asset value, beginning of
  year..........................  $ 21.72   $ 22.88   $ 17.94   $ 16.00
                                  -------   -------   -------   -------
Investment income -- net........      .43       .47       .50       .43
Realized and unrealized gain
  (loss) on investments and
  foreign currency
  transactions -- net...........     5.75      (.38)     4.96      1.73
                                  -------   -------   -------   -------
Total from investment
  operations....................     6.18       .09      5.46      2.16
                                  -------   -------   -------   -------
Less dividends and
  distributions:
  Investment income -- net......     (.50)     (.41)     (.52)     (.22)
  Realized gain on
    investments -- net..........    (1.05)     (.84)       --        --
                                  -------   -------   -------   -------
Total dividends and
  distributions.................    (1.55)    (1.25)     (.52)     (.22)
                                  -------   -------   -------   -------
Net asset value, end of year....  $ 26.35   $ 21.72   $ 22.88   $ 17.94
                                  =======   =======   =======   =======
Total Investment Return:*
Based on net asset value per
  share.........................    30.18%      .66%    30.77%    13.54%
                                  =======   =======   =======   =======
Ratios to Average Net Assets:
Expenses........................      .79%      .94%     1.05%     1.02%
                                  =======   =======   =======   =======
Investment income -- net........     1.87%     2.36%     2.58%     2.25%
                                  =======   =======   =======   =======
Supplemental Data:
Net assets, end of year (in
  thousands)....................  $55,005   $39,470   $31,467   $20,055
                                  =======   =======   =======   =======
Portfolio turnover..............    55.83%    69.05%    44.23%    32.53%
                                  =======   =======   =======   =======
Average commission rate paid#...       --        --        --        --
                                  =======   =======   =======   =======

---------------
+ Based on average shares outstanding during the period.

* Total investment returns exclude insurance-related fees and expenses.

# For fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for purchases and sales of equity securities. The "Average Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into U.S. dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the rate shown.

                       INVESTMENT OBJECTIVE AND POLICIES

     The Quality Equity Fund seeks to achieve the highest total investment return, or the aggregate of income and capital value changes, consistent with prudent risk. To do this, management will shift the emphasis among investment alternatives for capital growth, capital stability and income as market trends change. This "fully managed" investment policy distinguishes the Quality Equity Fund from investment companies which seek either capital growth or income. The Quality Equity Fund's investment philosophy is based on management's belief that the structure of the United States economy and its securities markets will undergo continuous change. The flexibility of the Fund is designed to reduce overall exposure to risk by achieving below-average volatility in a falling market and above-average volatility in a rising market. There can be no assurance that the Quality Equity Fund will achieve its investment objective. The Fund may employ a variety of investments and techniques to hedge against market and currency risk. See Annex B to the Appendix of this Prospectus.

     The Quality Equity Fund's fully managed investment approach will make use of equity, debt and convertible securities. The majority of the Fund's equity portfolio will be in the common stocks of large-capitalization, "quality" companies. For this purpose, "large capitalization" companies are considered to be those companies with market capitalizations in excess of $500 million. Management of the Company believes that a quality company is one which conforms closely to the following criteria: good financial resources, strong balance sheet, satisfactory rate of return on capital, good industry position and superior management skills. The earnings of quality companies generally tend to grow consistently. Whenever market or financial conditions warrant, the Quality Equity Fund may, in order to reduce risk and achieve the highest total investment return, invest in non-convertible, long-term debt securities, including "deep discount" corporate debt securities of investment grade or issues of fixed-income convertible securities which give the owner the option of a later exchange for common stock. Management expects that over longer periods the larger portion of the Quality Equity Fund's portfolio will consist of equity securities. The Fund should be considered a long-term investment and a vehicle for diversification, and not as a balanced investment program. The Fund may not be appropriate as the exclusive investment to fund a variable annuity or variable life insurance contract ("Contract") for all Contract owners. During defensive periods, the Fund may invest in U.S. Government and Government agency securities, money market securities or other fixed-income securities deemed by the Merrill Lynch Asset Management L.P. (the "Investment Adviser") to be consistent with a defensive posture, or cash.

OTHER INVESTMENTS AND RISKS

     In addition, the Quality Equity Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended, and which therefore may be subject to restrictions on their transfer or resale. The Fund may also invest in securities of foreign issuers, may from time to time be invested in non-dollar-denominated securities of foreign issuers, and is authorized to write (i.e., sell) call options on securities held in its portfolio or securities indices the performance of which is substantially correlated with securities held in its portfolio. Changes in foreign currency exchange rates may affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments insofar as United States investors are concerned. Furthermore, the Quality Equity Fund's return on investments in non-dollar-denominated securities may be reduced or enhanced as a result of changes in foreign currency rates during the period in which the Fund holds such investments.

     The Quality Equity Fund may engage in transactions, such as currency swaps and purchasing and selling options on currencies, for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the US dollar. Although such instruments will be used with the intention of hedging against adverse currency movements, transactions in such instruments involve the risk that anticipated currency movements will not be accurately predicted and that the Fund's hedging strategies will be ineffective and may cause the Fund to realize losses.

     A further discussion of the foregoing investments and the risks associated with such investments is set forth in the Appendix to this Prospectus, including Annex B of the Appendix to this Prospectus, which includes a discussion of certain portfolio strategies relating to options and foreign exchange transactions.

PROSPECTUS

APRIL 17, 1998

                     MERRILL LYNCH SPECIAL VALUE FOCUS FUND
                  of Merrill Lynch Variable Series Funds, Inc.
   P.O. Box 9011, Princeton, New Jersey 08543-9011 - Phone No. (609) 282-2800
                           -------------------------

     Merrill Lynch Special Value Focus Fund, formerly the Merrill Lynch Equity Growth Fund (the "Special Value Focus Fund"), is a diversified fund whose objective is long-term capital growth by investing primarily in common shares of small companies and of emerging growth companies regardless of size. The Special Value Focus Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its eighteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class A Common Stock for the Special Value Focus Fund pursuant to this Prospectus. This Prospectus consists of this four page document and the attached Appendix. For more information on the Special Value Focus Fund's investment objectives and policies, please see page 3 of this document and the Appendix.
                           -------------------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON
THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.
                           -------------------------

     THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL 17, 1998, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE COMMISSION MAINTAINS A WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE AND OTHER INFORMATION ABOUT THE FUND. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

                               TABLE OF CONTENTS

                                       PAGE
                                       ----
  Financial Highlights...............     2
  Investment Objective and
     Policies........................     3
Appendix
  The Insurance Companies............   A-1
  Investment Objectives and Policies
     of the Funds....................   A-1
  Directors..........................   A-7

                                       PAGE
                                       ----
Investment Adviser...................   A-8
Portfolio Transactions and
  Brokerage..........................  A-11
Purchase of Shares...................  A-11
Redemption of Shares.................  A-11
Dividends, Distributions and Taxes...  A-11
Performance Data.....................  A-12
Additional Information...............  A-13

                           -------------------------

              MERRILL LYNCH ASSET MANAGEMENT -- INVESTMENT ADVISER MERRILL LYNCH FUNDS DISTRIBUTOR, INC. -- DISTRIBUTOR

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY STATE IN WHICH SUCH OFFER TO SELL OR SOLICITATION OF AN OFFER TO BUY MAY NOT LAWFULLY BE MADE.

                              FINANCIAL HIGHLIGHTS

     The financial information in the table below has been audited in conjunction with annual audits of the financial statements of each of the Company's Funds by Deloitte & Touche LLP, independent auditors. Financial Statements and the independent auditors' report thereon for the fiscal year ended December 31, 1997 are included in the Statement of Additional Information. The following per share data and ratios have been derived from information provided in the Fund's audited financial statements. Further information about the performance of the Fund is contained in the Fund's most recent annual report to shareholders, which may be obtained, without charge, by calling or by writing the Company at the telephone number or address on the front cover of this Prospectus.

                                                             SPECIAL VALUE FOCUS FUND# (CLASS A)
                             ----------------------------------------------------------------------------------------------------
                                                               FOR THE YEAR ENDED DECEMBER 31,
                             ----------------------------------------------------------------------------------------------------
                              1997+      1996+      1995+      1994+      1993+     1992+     1991      1990      1989      1988
                             --------   --------   --------   --------   -------   -------   -------   -------   -------   ------
Increase (Decrease) in Net
  Asset Value:
Per Share Operating
  Performance:
Net asset value, beginning
  of year..................  $  26.22   $  27.98   $  19.26   $  20.96   $ 17.80   $ 17.96   $ 11.98   $ 13.70   $ 11.75   $11.47
                             --------   --------   --------   --------   -------   -------   -------   -------   -------   ------
Investment income
  (loss) -- net............       .09        .13        .17        .05      (.01)      .01       .09       .05      (.07)    (.10)
Realized and unrealized
  gain (loss) on
  investments -- net.......      2.80       1.84       8.64      (1.56)     3.17      (.10)     5.91     (1.77)     2.02      .60
                             --------   --------   --------   --------   -------   -------   -------   -------   -------   ------
Total from investment
  operations...............      2.89       1.97       8.81      (1.51)     3.16      (.09)     6.00     (1.72)     1.95      .50
                             --------   --------   --------   --------   -------   -------   -------   -------   -------   ------
Less dividends and
  distributions:
  Investment
    income -- net..........      (.08)      (.14)      (.09)        --        --++    (.07)     (.02)       --        --       --
  Realized gain on
    investments -- net.....     (1.28)     (3.59)        --       (.19)       --        --        --        --        --     (.22)
                             --------   --------   --------   --------   -------   -------   -------   -------   -------   ------
Total dividends and
  distributions............     (1.36)     (3.73)      (.09)      (.19)       --      (.07)     (.02)       --        --     (.22)
                             --------   --------   --------   --------   -------   -------   -------   -------   -------   ------
Net asset value, end of
  year.....................  $  27.75   $  26.22   $  27.98   $  19.26   $ 20.96   $ 17.80   $ 17.96   $ 11.98   $ 13.70   $11.75
                             ========   ========   ========   ========   =======   =======   =======   =======   =======   ======
Total Investment Return:*
Based on net asset value
  per share................     11.72%      8.11%     45.90%     (7.27)%   17.78%     (.53)%   50.10%   (12.55)%   16.60%    4.25%
                             ========   ========   ========   ========   =======   =======   =======   =======   =======   ======
Ratios to Average Net
  Assets:
Expenses, net of
  reimbursement............       .80%       .81%       .81%       .83%      .96%     1.18%     1.25%     1.25%     1.25%    1.25%
                             ========   ========   ========   ========   =======   =======   =======   =======   =======   ======
Expenses...................       .80%       .81%       .81%       .83%      .96%     1.18%     1.28%     1.47%     1.53%    1.25%
                             ========   ========   ========   ========   =======   =======   =======   =======   =======   ======
Investment income
  (loss) -- net............       .32%       .50%       .72%       .27%     (.05)%     .04%      .51%      .14%     (.68)%   (.56)%
                             ========   ========   ========   ========   =======   =======   =======   =======   =======   ======
Supplemental Data:
Net assets, end of year (in
  thousands)...............  $481,614   $453,029   $339,921   $170,044   $98,976   $23,167   $11,318   $ 6,851   $ 6,811   $5,521
                             ========   ========   ========   ========   =======   =======   =======   =======   =======   ======
Portfolio turnover.........    147.06%     80.84%     96.79%     88.48%   131.75%    98.64%    79.10%   135.24%   100.49%   68.73%
                             ========   ========   ========   ========   =======   =======   =======   =======   =======   ======
Average Commission rate
  paid##...................  $  .0555   $  .0598         --         --        --        --        --        --        --       --
                             ========   ========   ========   ========   =======   =======   =======   =======   =======   ======

---------------
  * Total investment returns exclude insurance-related fees and expenses.

  + Based on average shares outstanding.

 ++ Amount is less than $.01 per share.

 # The name of the Equity Growth Fund was changed to the Special Value Focus
   Fund effective August 15, 1997.

## For the fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for purchases and sales of equity securities.

                       INVESTMENT OBJECTIVE AND POLICIES

     The investment objective of the Special Value Focus Fund is to seek long-term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of relatively small companies that management of the Company believes have special investment value, and of emerging growth companies regardless of size. There can be no assurance that the Special Value Focus Fund will achieve its investment objective. Companies are selected by management on the basis of their long-term potential for expanding their size and profitability or for gaining increased market recognition for their securities. Current income is not a factor in the selection of securities. The Special Value Focus Fund is intended to provide an opportunity for owners ("Contract Owners") of variable annuity contracts and/or variable life insurance contracts ("Contracts") who are not ordinarily in a position to perform the specialized type of research or analysis of small and emerging growth companies.

     Management seeks to identify those small emerging growth companies that can show significant and sustained increases in earnings over an extended period of time and are in sound financial condition. Management believes that, while these companies present above-average risks, properly selected companies of this type also have the potential to increase their earnings at a rate substantially in excess of the general growth of the economy. The Special Value Focus Fund attempts to achieve its objective by focusing on the long-range view of a company's prospects through a fundamental analysis of its management, financial structure, product development, marketing ability and other relevant factors. Full development of these companies frequently takes time and, for this reason, the Special Value Focus Fund should not be considered as a vehicle for seeking short-term profits. The Fund should be considered a long-term investment and a vehicle for diversification, and not as a balanced investment program.

     Small companies. Management seeks small companies that offer special investment value in terms of their product or service, research capability, or other unique attributes, and are relatively undervalued in the marketplace when compared with similar, but larger, enterprises. The definition of "small companies" will change over time in response to market conditions; for the Fund, "small companies" typically have total market capitalization, at the time of initial purchase by the Fund, in the same range as companies in the Russell 2000 Stock Index, a widely known small cap investment benchmark. Small companies are generally little known to most individual investors although some may be dominant in their respective industries. Underlying this strategy is management's belief that relatively small companies will continue to have the opportunity to develop into significant business enterprises. Some such companies may be in a relatively early stage of development; others may manufacture a new product or perform a new service. Such companies may not be counted upon to develop into major industrial companies, but management believes that eventual recognition of their special value characteristics by the investment community can provide above-average long-term growth to the portfolio.

     Emerging growth companies. In selecting investments for the Special Value Focus Fund, management also seeks emerging growth companies that either occupy a dominant position in an emerging industry or subindustry or have a significant and growing market share in a large, fragmented industry. Management believes that capable and flexible management is one of the most important criteria of emerging growth companies and that such companies should employ sound financial and accounting policies and also demonstrate effective research, successful product development and marketing, efficient service and pricing flexibility. Emphasis is given to companies with rapid historical growth rates, above-average returns on equity and strong current balance sheets, all of which should enable the company to finance its continued growth. Management of the Company also analyzes and weighs relevant factors beyond the company itself, such as the level of competition in the industry, the extent of governmental regulation, the nature of labor conditions and other related matters.

     The Special Value Focus Fund emphasizes investments in companies that do most of their business in the United States and therefore are free of the currency exchange problems, foreign tax considerations and potential political and economic upheavals that many multinational corporations face. Moreover, the size and kinds of markets that they serve make these companies less susceptible than larger companies to intervention from the federal government by means of price controls, regulations or litigation.

     While the process of selection and continuous supervision by management does not, of course, guarantee successful investment results, it does provide ingredients not available to the average individual due to the time and cost involved. Careful initial selection is particularly important in this area as many new enterprises have promise but lack certain of the ingredients necessary to prosper.

     It should be apparent that an investment in a fund such as the Special Value Focus Fund involves greater risk than is customarily associated with more established companies. The securities of smaller or emerging growth companies may be subject to more abrupt or erratic market movements than larger, more established companies or the market average in general. These companies may have limited product lines, markets or financial resources, or they may be dependent upon a limited management group. Because of these factors, management of the Company believes that shares in the Special Value Focus Fund are suitable for Contract Owners who are in a financial position to assume above-average investment risk in search of above-average long-term reward. As indicated, the Special Value Focus Fund is designed for Contract Owners whose investment objective is growth rather than income. It is definitely not intended for exclusive funding of Contracts but is designed for Contract Owners who are prepared to experience above-average fluctuations in net asset value.

     The securities in which the Special Value Focus Fund invests will often be traded only in the over-the-counter market or on a regional securities exchange and may not be traded every day or in the volume typical of trading on a national securities exchange. As a result, the disposition by the Fund of portfolio securities to meet redemptions or otherwise may require the Fund to sell these securities at a discount from market prices or during periods when in management's judgment such disposition is not desirable or to make many small sales over a lengthy period of time.

     The investment emphasis of the Special Value Focus Fund is on equities, primarily common stock and, to a lesser extent, securities convertible into common stocks and rights to subscribe for common stock, and the Fund will maintain at least 80% of its net assets invested in equity securities of small or emerging growth companies except during defensive periods. The Special Value Focus Fund reserves the right as a defensive measure and to provide for redemptions to hold other types of securities, including non-convertible preferred stocks and debt securities, U.S. Government and Government agency securities, money market securities or other fixed-income securities deemed by the Investment Adviser to be consistent with a defensive posture, or cash, in such proportions as, in the opinion of management, prevailing market or economic conditions warrant.

     In addition, the Special Value Focus Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended, and which therefore may be subject to restrictions on their transfer or resale. The Fund may also invest in securities of foreign issuers and is authorized to write (i.e., sell) call options on securities held in its portfolio or securities indices the performance of which is substantially correlated with securities held in its portfolio. A further discussion of the investments described in this paragraph and the risks associated with such investments is set forth in the Appendix to this Prospectus, including Annex B of the Appendix to this Prospectus, which includes a discussion of certain portfolio strategies relating to options.

PROSPECTUS

APRIL 17, 1998

                   MERRILL LYNCH NATURAL RESOURCES FOCUS FUND
                  of Merrill Lynch Variable Series Funds, Inc.
   P.O. Box 9011, Princeton, New Jersey 08543-9011 - Phone No. (609) 282-2800
                           -------------------------

     Merrill Lynch Natural Resources Focus Fund (the "Natural Resources Focus Fund") is a non-diversified fund whose objectives are achieving long-term growth of capital and protection of the purchasing power of shareholder's capital by investing primarily in equity securities of domestic and foreign companies with substantial natural resource assets. The Natural Resources Focus Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its eighteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class A Common Stock for the Natural Resources Focus Fund pursuant to this Prospectus. This Prospectus consists of this four page document and the attached Appendix. For more information on the Natural Resources Focus Fund's investment objectives and policies, please see page 3 of this document and the Appendix.
                           -------------------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON
THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.
                           -------------------------

     THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL 17, 1998, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE COMMISSION MAINTAINS A WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE AND OTHER INFORMATION ABOUT THE FUND. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

                               TABLE OF CONTENTS

                                       PAGE
                                       ----
  Financial Highlights...............     2
  Investment Objectives and
     Policies........................     3
Appendix
  The Insurance Companies............   A-1
  Investment Objectives and Policies
     of the Funds....................   A-1
  Directors..........................   A-7

                                       PAGE
                                       ----
Investment Adviser...................   A-8
Portfolio Transactions and
  Brokerage..........................  A-11
Purchase of Shares...................  A-11
Redemption of Shares.................  A-11
Dividends, Distributions and Taxes...  A-11
Performance Data.....................  A-12
Additional Information...............  A-13

                           -------------------------

              MERRILL LYNCH ASSET MANAGEMENT -- INVESTMENT ADVISER MERRILL LYNCH FUNDS DISTRIBUTOR, INC. -- DISTRIBUTOR

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY STATE IN WHICH SUCH OFFER TO SELL OR SOLICITATION OF AN OFFER TO BUY MAY NOT LAWFULLY BE MADE.

                              FINANCIAL HIGHLIGHTS

     The financial information in the table below has been audited in conjunction with annual audits of the financial statements of each of the Company's Funds by Deloitte & Touche LLP, independent auditors. Financial Statements and the independent auditors' report thereon for the fiscal year ended December 31, 1997 are included in the Statement of Additional Information. The following per share data and ratios have been derived from information provided in the Fund's audited financial statements. Further information about the performance of the Fund is contained in the Fund's most recent annual report to shareholders, which may be obtained, without charge, by calling or by writing the Company at the telephone number or address on the front cover of this Prospectus.

                                                             NATURAL RESOURCES FOCUS FUND (CLASS A)
                               --------------------------------------------------------------------------------------------------
                                                                                                                       FOR THE
                                                                                                                        PERIOD
                                                                                                                       JUNE 1,
                                                         FOR THE YEAR ENDED DECEMBER 31,                               1988+ TO
                               -----------------------------------------------------------------------------------   DECEMBER 31,
                                1997      1996      1995      1994      1993      1992     1991     1990     1989        1988
                               -------   -------   -------   -------   -------   ------   ------   ------   ------   ------------
Increase (Decrease) in Net
  Asset Value:
Per Share Operating
  Performance:
Net asset value, beginning of
  period.....................  $ 13.12   $ 11.95   $ 10.82   $ 10.82   $  9.84   $10.06   $10.17   $11.09   $ 9.58      $10.00
                               -------   -------   -------   -------   -------   ------   ------   ------   ------      ------
Investment income -- net.....      .14       .18       .20       .17       .11      .18      .25      .22      .24         .12
Realized and unrealized gain
  (loss) on investments and
  foreign currency
  transactions -- net........    (1.68)     1.40      1.15      (.02)      .92     (.05)    (.11)    (.90)    1.49        (.54)
                               -------   -------   -------   -------   -------   ------   ------   ------   ------      ------
Total from investment
  operations.................    (1.54)     1.58      1.35       .15      1.03      .13      .14     (.68)    1.73        (.42)
                               -------   -------   -------   -------   -------   ------   ------   ------   ------      ------
Less dividends and
  distributions:
  Investment income -- net...     (.06)     (.20)     (.19)     (.15)     (.05)    (.29)    (.25)    (.24)    (.22)         --
  Realized gain on
    investments -- net.......     (.86)     (.21)     (.03)       --        --     (.06)      --       --       --          --
                               -------   -------   -------   -------   -------   ------   ------   ------   ------      ------
Total dividends and
  distributions..............     (.92)     (.41)     (.22)     (.15)     (.05)    (.35)    (.25)    (.24)    (.22)         --
                               -------   -------   -------   -------   -------   ------   ------   ------   ------      ------
Net asset value, end of
  period.....................  $ 10.66   $ 13.12   $ 11.95   $ 10.82   $ 10.82   $ 9.84   $10.06   $10.17   $11.09      $ 9.58
                               =======   =======   =======   =======   =======   ======   ======   ======   ======      ======
Total Investment Return:**
Based on net asset value per
  share......................   (12.52)%   13.52%    12.65%     1.44%    10.47%    1.36%    1.36%   (6.21)%  18.23%      (4.20)%#
                               =======   =======   =======   =======   =======   ======   ======   ======   ======      ======
Ratios to Average Net Assets:
Expenses, net of
  reimbursement..............      .81%      .78%      .78%      .87%     1.13%    1.25%    1.25%    1.25%    1.25%       1.24%*
                               =======   =======   =======   =======   =======   ======   ======   ======   ======      ======
Expenses.....................      .81%      .78%      .78%      .87%     1.13%    1.27%    1.30%    1.38%    1.74%       1.24%*
                               =======   =======   =======   =======   =======   ======   ======   ======   ======      ======
Investment income -- net.....      .99%     1.43%     1.75%     1.91%     1.34%    2.00%    2.31%    2.26%    2.26%       2.59%*
                               =======   =======   =======   =======   =======   ======   ======   ======   ======      ======
Supplemental Data:
Net assets, end of period (in
  thousands).................  $26,979   $45,197   $43,102   $39,715   $14,778   $4,144   $3,084   $3,247   $2,704      $2,371
                               =======   =======   =======   =======   =======   ======   ======   ======   ======      ======
Portfolio turnover...........    20.93%    31.11%    30.15%    10.94%    58.44%   22.88%   31.38%   27.61%   93.97%      16.31%
                               =======   =======   =======   =======   =======   ======   ======   ======   ======      ======
Average commission rate
  paid##.....................  $.0308..  $ .0225        --        --        --       --       --       --       --          --
                               =======   =======   =======   =======   =======   ======   ======   ======   ======      ======

---------------
  * Annualized

 ** Total investment returns exclude insurance-related fees and expenses.

  + Commencement of Operations.

 # Aggregate total investment return.

## For fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for purchases and sales of equity securities. The "Average Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into U.S. dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the rate shown.

                       INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives of the Natural Resources Focus Fund are to achieve long-term growth of capital and to protect the purchasing power of shareholders' capital by investing primarily in a portfolio of equity securities (e.g., common stocks and securities convertible into common stocks) of domestic and foreign companies with substantial natural resource assets. This investment objective is a fundamental policy and may not be changed without a vote of the majority of outstanding shares of the Natural Resources Focus Fund. The Natural Resources Focus Fund also may invest in debt, preferred or convertible securities, the value of which is related to the market value of some natural resource asset ("asset-based securities"). Management of the Company will seek to identify companies or asset-based securities it believes are attractively priced relative to the intrinsic value of the underlying natural resource assets or are especially well positioned to benefit during particular portions of inflationary cycles. The Fund should be considered a long-term investment and a vehicle for diversification, and not as a balanced investment program. The Fund may not be appropriate as the exclusive investment to fund a variable annuity or variable life insurance contract ("Contract") for all Contract owners. There can be no assurance that the Natural Resources Focus Fund will achieve its investment objectives.

     IN SEEKING TO PROTECT THE PURCHASING POWER OF SHAREHOLDERS' CAPITAL, THE NATURAL RESOURCES FOCUS FUND HAS RESERVED THE RIGHT, WHEN MANAGEMENT OF THE COMPANY ANTICIPATES SIGNIFICANT ECONOMIC, POLITICAL OR FINANCIAL INSTABILITY, SUCH AS HIGH INFLATIONARY PRESSURES OR UPHEAVAL IN THE FOREIGN CURRENCY EXCHANGE MARKETS, TO INVEST A MAJORITY OF ITS ASSETS IN COMPANIES THAT EXPLORE FOR, EXTRACT, PROCESS OR DEAL IN GOLD OR IN ASSET-BASED SECURITIES INDEXED TO THE VALUE OF GOLD BULLION. Such a switch in investment strategies could require the Fund to liquidate portfolio securities and incur transaction costs. The Company has been advised by counsel that it is uncertain under the current federal tax law whether the Fund may concentrate its investments in gold and gold-related securities without adversely affecting the federal tax status of the Contracts. Accordingly, management of the Company has determined that the Natural Resources Focus Fund will not concentrate its investments in such securities until counsel has advised the Company that such uncertainty has been resolved favorably.

     Management attempts to achieve the investment objectives of the Natural Resources Focus Fund by seeking to identify securities of companies which, in its opinion, are undervalued relative to the value of natural resource holdings of such companies in light of current and anticipated economic or financial conditions. Natural resource assets are materials derived from natural sources which have economic value. Management will consider a company to have substantial natural resource assets when, in its opinion, the company's holdings of the assets are of such magnitude, when compared to the capitalization, revenues or operating profits of the company, that changes in the economic value of the assets are expected to affect the market price of the equity securities of such company. Generally, a company has substantial natural resource assets when at least 50% of the non-current assets, capitalization, gross revenues or operating profits of the company in the most recent or current fiscal year are involved in or result from directly or indirectly through subsidiaries, exploring, mining, refining, processing, fabricating, dealing in or owning natural resource assets. Examples of natural resource assets include precious metals (e.g., gold, silver and platinum), ferrous and nonferrous metals (e.g., iron, steel, aluminum and copper), strategic metals (e.g., uranium and titanium), hydrocarbons (e.g., coal, oil and natural gas), timber land, undeveloped real property and agricultural commodities. The Fund presently does not intend to invest directly in natural resource assets or contracts related thereto.

     Management of the Company believes that, based upon past performance, the securities of specific companies that hold different types of substantial natural resource assets may move relatively independently of one another during different stages of inflationary cycles due to different degrees of demand for, or market values of, their respective natural resource holdings during particular portions of such inflationary cycles. The Fund's fully managed investment approach enables it to switch its emphasis among various industry groups depending upon management's outlook with respect to prevailing trends and developments.

     The Natural Resources Focus Fund at all times, except during defensive periods, will maintain at least 65% of its total assets invested in companies with substantial natural resource assets or in asset-based securities. Current income from dividends and interest will not be a primary consideration in selecting securities. The Fund reserves the right as a temporary defensive measure and to provide for redemptions, to hold short-term

U.S. Government and Government agency securities, money market securities or other fixed-income securities deemed by the Investment Adviser to be consistent with a defensive posture, or cash, in such proportions as, in the opinion of management, prevailing market or economic conditions warrant.

     As indicated above, under certain circumstances, the Natural Resources Focus Fund has reserved the right to invest a majority of its assets in gold-related companies or securities. Based on historic experience, during periods of economic or financial instability, the securities of such companies may be subject to extreme price fluctuations, reflecting the high volatility of gold prices during such periods. In addition, the instability of gold prices may result in volatile earnings of gold-related companies which, in turn, may affect adversely the financial condition of such companies. Gold mining companies also are subject to the risks generally associated with mining operations.

     The major producers of gold include the Republic of South Africa, Russia, the United States, Australia, Canada, the People's Republic of China and the Philippines. Sales of gold by Russia and the People's Republic of China are largely unpredictable and often relate to political and economic considerations rather than to market forces. Economic, social and political developments within Russia, the People's Republic of China and the Republic of South Africa may affect significantly gold production in those countries.

OTHER INVESTMENTS AND RISKS

     In addition, the Natural Resources Focus Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended, and which therefore may be subject to restrictions on their transfer or resale. The Fund may also engage in transactions for purpose of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the US dollar. The Fund is also authorized to write (i.e., sell) and purchase call and put options on securities held in its portfolio, on securities indices the performance of which is substantially correlated with securities held in its portfolio or on securities it intends to purchase, may engage in transactions in futures, and may invest in securities the potential return of which is based on the change in particular measurements of value or rate (i.e., indexed and inverse securities).

     The Natural Resources Focus Fund may also invest in securities of foreign issuers and may concentrate its investments in one or more countries. Investments in foreign securities, particularly those of non-governmental issuers, involve considerations and risks which are not ordinarily associated with investing in domestic issuers. These considerations and risks include changes in currency rates, currency exchange control regulations, the possibility of expropriation, confiscatory taxation, high rates of inflation, the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards, less liquidity and more volatility in foreign securities markets, the impact of political, social or diplomatic developments, and the difficulty of assessing economic trends in foreign countries. In addition, net investment income earned by the Fund on a foreign security may be subject to withholding and other taxes imposed by foreign governments which will reduce the Fund's net investment income. The Natural Resources Focus Fund may also from time to time be substantially invested in non-dollar-denominated securities of foreign issuers. Changes in foreign currency exchange rates may affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments insofar as United States investors are concerned. Furthermore, the Fund's return on investments in non-dollar-denominated securities may be reduced or enhanced as a result of changes in foreign currency rates during the period in which the Fund holds such investments. See "Other Portfolio Strategies -- Foreign Securities" in the Appendix to this Prospectus for special considerations concerning investments in foreign securities.

     A further discussion of the foregoing investments and the risks associated with such investments is set forth in the Appendix to this Prospectus, including Annex B of the Appendix to this Prospectus, which includes a discussion of certain portfolio strategies relating to indexed and inverse securities, options, futures and foreign exchange transactions.

PROSPECTUS
APRIL 17, 1998

                      MERRILL LYNCH AMERICAN BALANCED FUND
                  of Merrill Lynch Variable Series Funds, Inc.

   P.O. Box 9011, Princeton, New Jersey 08543-9011 - Phone No. (609) 282-2800
                           -------------------------

     Merrill Lynch American Balanced Fund (the "American Balanced Fund") is a diversified fund whose objective is a level of current income and a degree of stability or principal not normally available from an investment solely in equity securities and the opportunity for capital appreciation greater than is normally available from an investment solely in debt securities by investing in a balanced portfolio of fixed-income and equity securities. The American Balanced Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its eighteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class A Common Stock for the American Balanced Fund pursuant to this Prospectus. This Prospectus consists of this four page document and the attached Appendix. For more information on the American Balanced Fund's investment objective and policies, please see page 4 of this document and the Appendix.
                           -------------------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON
THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.
                           -------------------------

     THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL 17, 1998, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE COMMISSION MAINTAINS A WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE AND OTHER INFORMATION ABOUT THE FUND. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

                               TABLE OF CONTENTS

                                       PAGE
                                       ----
  Financial Highlights...............     3
  Investment Objective and
     Policies........................     4
Appendix
  The Insurance Companies............   A-1
  Investment Objectives and Policies
     of the Funds....................   A-1
  Directors..........................   A-7

                                       PAGE
                                       ----
Investment Adviser...................   A-8
Portfolio Transactions and
  Brokerage..........................  A-11
Purchase of Shares...................  A-11
Redemption of Shares.................  A-11
Dividends, Distributions and Taxes...  A-11
Performance Data.....................  A-12
Additional Information...............  A-13

                           -------------------------

              MERRILL LYNCH ASSET MANAGEMENT -- INVESTMENT ADVISER MERRILL LYNCH FUNDS DISTRIBUTOR, INC. -- DISTRIBUTOR

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY STATE IN WHICH SUCH OFFER TO SELL OR SOLICITATION OF AN OFFER TO BUY MAY NOT LAWFULLY BE MADE.

                              FINANCIAL HIGHLIGHTS

     The financial information in the table below has been audited in conjunction with annual audits of the financial statements of each of the Company's Funds by Deloitte & Touche LLP, independent auditors. Financial Statements and the independent auditors' report thereon for the fiscal year ended December 31, 1997 are included in the Statement of Additional Information. The following per share data and ratios have been derived from information provided in the Fund's audited financial statements. Further information about the performance of the Fund is contained in the Fund's most recent annual report to shareholders, which may be obtained, without charge, by calling or by writing the Company at the telephone number or address on the front cover of this Prospectus.

                                             AMERICAN BALANCED FUND (CLASS A)
                                   ----------------------------------------------------

                                             FOR THE YEAR ENDED DECEMBER 31,
                                   ----------------------------------------------------
                                     1997       1996       1995       1994       1993
                                   --------   --------   --------   --------   --------
Increase (Decrease) in Net Asset
 Value:
Per Share Operating Performance:
Net asset value, beginning of
 period..........................  $  16.01   $  15.17   $  13.08   $  14.08   $  12.85
                                   --------   --------   --------   --------   --------
Investment income -- net.........       .54        .53        .59        .48        .32
Realized and unrealized gain
 (loss) on investments -- net....      1.87        .89       2.06      (1.06)      1.37
                                   --------   --------   --------   --------   --------
Total from investment
 operations......................      2.41       1.42       2.65       (.58)      1.69
                                   --------   --------   --------   --------   --------
Less dividends and distributions:
 Investment income -- net........      (.27)      (.56)      (.56)      (.37)      (.34)
 Realized gain on investments --
   net...........................     (1.56)      (.02)        --         --       (.12)
 In excess of realized gain on
   investments -- net............        --         --         --       (.05)        --
                                   --------   --------   --------   --------   --------
Total dividends and
 distributions...................     (1.83)      (.58)      (.56)      (.42)      (.46)
                                   --------   --------   --------   --------   --------
Net asset value, end of period...  $  16.59   $  16.01   $  15.17   $  13.08   $  14.08
                                   ========   ========   ========   ========   ========
Total Investment Return:**
Based on net asset value per
 share...........................     17.11%      9.73%     20.81%     (4.19)%    13.49%
                                   ========   ========   ========   ========   ========
Ratios to Average Net Assets:
Expenses, net of reimbursement...       .60%       .60%       .61%       .63%       .70%
                                   ========   ========   ========   ========   ========
Expenses.........................       .60%       .60%       .61%       .63%       .70%
                                   ========   ========   ========   ========   ========
Investment income -- net.........      3.17%      3.39%      4.22%      3.95%      3.20%
                                   ========   ========   ========   ========   ========
Supplemental Data:
Net Assets, end of period (in
 thousands)......................  $194,747   $212,047   $212,912   $158,951   $115,420
                                   ========   ========   ========   ========   ========
Portfolio turnover...............    136.71%    236.50%     38.40%     35.36%     12.55%
                                   ========   ========   ========   ========   ========
Average commission rate paid##...  $  .0608   $  .0610         --         --         --
                                   ========   ========   ========   ========   ========

                                           AMERICAN BALANCED FUND (CLASS A)
                                   -------------------------------------------------
                                                                          FOR THE
                                                                           PERIOD
                                                                          JUNE 1,
                                    FOR THE YEAR ENDED DECEMBER 31,       1988+ TO
                                   ----------------------------------   DECEMBER 31,
                                    1992      1991     1990     1989        1988
                                   -------   ------   ------   ------   ------------
Increase (Decrease) in Net Asset
 Value:
Per Share Operating Performance:
Net asset value, beginning of
 period..........................  $ 12.82   $11.26   $11.74   $10.41      $10.00
                                   -------   ------   ------   ------      ------
Investment income -- net.........      .31      .47      .47      .44         .29
Realized and unrealized gain
 (loss) on investments -- net....      .37     1.76     (.35)    1.40         .12
                                   -------   ------   ------   ------      ------
Total from investment
 operations......................      .68     2.23      .12     1.84         .41
                                   -------   ------   ------   ------      ------
Less dividends and distributions:
 Investment income -- net........     (.37)    (.49)    (.46)    (.50)         --
 Realized gain on investments --
   net...........................     (.28)    (.18)    (.14)    (.01)         --
 In excess of realized gain on
   investments -- net............       --       --       --       --          --
                                   -------   ------   ------   ------      ------
Total dividends and
 distributions...................     (.65)    (.67)    (.60)    (.51)         --
                                   -------   ------   ------   ------      ------
Net asset value, end of period...  $ 12.85   $12.82   $11.26   $11.74      $10.41
                                   =======   ======   ======   ======      ======
Total Investment Return:**
Based on net asset value per
 share...........................     5.72%   20.65%    1.22%   18.11%       4.10%#
                                   =======   ======   ======   ======      ======
Ratios to Average Net Assets:
Expenses, net of reimbursement...      .97%    1.20%    1.25%    1.25%       1.25%*
                                   =======   ======   ======   ======      ======
Expenses.........................      .97%    1.20%    1.50%    2.29%       1.25%*
                                   =======   ======   ======   ======      ======
Investment income -- net.........     3.71%    4.16%    4.71%    4.71%       5.13%*
                                   =======   ======   ======   ======      ======
Supplemental Data:
Net Assets, end of period (in
 thousands)......................  $24,918   $7,937   $5,675   $3,854      $2,276
                                   =======   ======   ======   ======      ======
Portfolio turnover...............    36.34%   50.82%   23.52%   37.60%       2.04%
                                   =======   ======   ======   ======      ======
Average commission rate paid##...       --       --       --       --          --
                                   =======   ======   ======   ======      ======

---------------
  * Annualized.

 ** Total Investment returns exclude insurance-related fees and expenses.

  + Commencement of Operations.

 # Aggregate total investment return.

## For fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for purchases and sales of equity securities.

                       INVESTMENT OBJECTIVE AND POLICIES

     The investment objective of the American Balanced Fund is to seek a level of current income and a degree of stability of principal not normally available from an investment solely in equity securities and the opportunity for capital appreciation greater than is normally available from an investment solely in debt securities by investing in a balanced portfolio of fixed income and equity securities. This investment objective is a fundamental policy and may not be changed without a vote of the majority of the outstanding shares of the American Balanced Fund. The American Balanced Fund will seek current income by investing a portion of its assets in a portfolio of intermediate to long-term debt, convertible debt, non-convertible and convertible term preferred stock and money market securities. The American Balanced Fund will seek capital appreciation primarily by investing a portion of its assets in equity securities, including perpetual preferred and convertible perpetual preferred stock. At all times the Fund will maintain at least 25% of its net assets in senior fixed income securities. As a non-fundamental policy, the Fund is not permitted to invest in securities of foreign issuers. There can be no assurance that the American Balanced Fund will achieve its investment objective.

     The Fund will normally limit its allocation of assets to equity securities to no more than 65% of its net assets. To the extent its equity position exceeds this limitation, because of changes in the value of portfolio securities or otherwise, the Fund will seek to reduce its equity position to less than 65% of net assets by selling such securities at such times and in such amounts as management of the Company deems appropriate in light of market conditions and other pertinent factors. See "Dividends, Distributions and Taxes -- Tax Treatment of the Company" in the Appendix to this Prospectus.

     The American Balanced Fund will generally emphasize investment in common stocks of larger-capitalization issuers and in investment-grade debt obligations. The Fund may also seek to enhance the return on its common stock portfolio by writing covered call options listed on United States securities exchanges. Under unusual market or economic conditions, the Fund for defensive purposes may invest up to 100% of its assets in short-term U.S. Government or Government agency securities, money market securities or other fixed-income securities deemed by the Investment Adviser to be consistent with a defensive posture, or cash.

     In addition, the American Balanced Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended, and which therefore may be subject to restrictions on their transfer or resale. The Fund is authorized to write (i.e., sell) call options on securities held in its portfolio or securities indices the performance of which is substantially correlated with securities held in its portfolio. A further discussion of the investments described in this paragraph and the risks associated with such investments is set forth in the Appendix to this Prospectus, including Annex B of the Appendix to this Prospectus, which includes a discussion of certain portfolio strategies relating to options.

PROSPECTUS

APRIL 17, 1998

                    MERRILL LYNCH GLOBAL STRATEGY FOCUS FUND
                  of Merrill Lynch Variable Series Funds, Inc.
   P.O. Box 9011, Princeton, New Jersey 08543-9011 - Phone No. (609) 282-2800
                           -------------------------

     Merrill Lynch Global Strategy Focus Fund (the "Global Strategy Focus Fund") is a non-diversified fund whose objective is high total investment return by investing primarily in a portfolio of equity and fixed income securities of U.S. and foreign issuers. The Global Strategy Focus Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its eighteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class A Common Stock for the Global Strategy Focus Fund pursuant to this Prospectus. This Prospectus consists of this four page document and the attached Appendix. For more information on the Global Strategy Focus Fund's investment objective and policies, please see page 3 of this document and the Appendix.
                           -------------------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON
THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.
                           -------------------------

     THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL 17, 1998, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE COMMISSION MAINTAINS A WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE AND OTHER INFORMATION ABOUT THE FUND. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

                               TABLE OF CONTENTS

                                       PAGE
                                       ----
  Financial Highlights...............     2
  Investment Objective and
     Policies........................     3
Appendix
  The Insurance Companies............   A-1
  Investment Objectives and Policies
     of the Funds....................   A-1
  Directors..........................   A-7

                                       PAGE
                                       ----
  Investment Adviser.................   A-8
  Portfolio Transactions and
     Brokerage.......................  A-11
  Purchase of Shares.................  A-11
  Redemption of Shares...............  A-11
  Dividends, Distributions and
     Taxes...........................  A-11
  Performance Data...................  A-12
  Additional Information.............  A-13

                           -------------------------

              MERRILL LYNCH ASSET MANAGEMENT -- INVESTMENT ADVISER MERRILL LYNCH FUNDS DISTRIBUTOR, INC. -- DISTRIBUTOR

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY STATE IN WHICH SUCH OFFER TO SELL OR SOLICITATION OF AN OFFER TO BUY MAY NOT LAWFULLY BE MADE.

                              FINANCIAL HIGHLIGHTS

     The financial information in the table below has been audited in conjunction with annual audits of the financial statements of each of the Company's Funds by Deloitte & Touche LLP, independent auditors. Financial Statements and the independent auditors' report thereon for the fiscal year ended December 31, 1997 are included in the Statement of Additional Information. The following per share data and ratios have been derived from information provided in the Fund's audited financial statements. Further information about the performance of the Fund is contained in the Fund's most recent annual report to shareholders, which may be obtained, without charge, by calling or by writing the Company at the telephone number or address on the front cover of this Prospectus.

                                                          GLOBAL STRATEGY FOCUS FUND (CLASS A)
                                          ---------------------------------------------------------------------
                                                                                                 FOR THE PERIOD
                                                                                                  FEBRUARY 28,
                                                    FOR THE YEAR ENDED DECEMBER 31,                 1992+ TO
                                          ----------------------------------------------------    DECEMBER 31,
                                            1997       1996       1995       1994       1993          1992
                                          --------   --------   --------   --------   --------   --------------
Increase (Decrease) In Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning of period....  $  13.87   $  12.55   $  11.73   $  12.17   $  10.22      $ 10.00
                                          --------   --------   --------   --------   --------      -------
Investment income -- net................       .35        .28        .39        .30        .16          .13
Realized and unrealized gain (loss) on
  investments and foreign currency
  transactions -- net...................      1.21       1.33        .82       (.48)      1.96          .13
                                          --------   --------   --------   --------   --------      -------
Total from investment operations........      1.56       1.61       1.21       (.18)      2.12          .26
                                          --------   --------   --------   --------   --------      -------
Less dividends and distributions:
  Investment income -- net..............      (.30)      (.29)      (.39)      (.21)      (.17)        (.04)
  Realized gain on investments -- net...      (.42)        --         --++     (.04)        --           --
  In excess of realized gain on
    investments -- net..................        --         --         --       (.01)        --           --
                                          --------   --------   --------   --------   --------      -------
Total dividends and distributions.......      (.72)      (.29)      (.39)      (.26)      (.17)        (.04)
                                          --------   --------   --------   --------   --------      -------
Net asset value, end of period..........  $  14.71   $  13.87   $  12.55   $  11.73   $  12.17      $ 10.22
                                          ========   ========   ========   ========   ========      =======
Total Investment Return:**
Based on net asset value per share......     11.94%     13.17%     10.60%     (1.46)%    21.03%        2.62%#
                                          ========   ========   ========   ========   ========      =======
Ratios To Average Net Assets:
Expenses, net of reimbursement..........       .73%       .71%       .72%       .77%       .88%        1.25%*
                                          ========   ========   ========   ========   ========      =======
Expenses................................       .73%       .71%       .72%       .77%       .88%        1.35%*
                                          ========   ========   ========   ========   ========      =======
Investment income -- net................      2.33%      2.68%      3.33%      2.85%      2.41%        2.66%*
                                          ========   ========   ========   ========   ========      =======
Supplemental Data:
Net assets, end of period (in
  thousands)............................  $869,647   $870,203   $540,242   $515,407   $269,627      $15,527
                                          ========   ========   ========   ========   ========      =======
Portfolio turnover......................    108.66%    173.44%     27.23%     21.03%     17.07%       14.47%
                                          ========   ========   ========   ========   ========      =======
Average commission rate paid***.........  $  .0149   $  .0143         --         --         --           --
                                          ========   ========   ========   ========   ========      =======

---------------
  * Annualized.

 ** Total investment returns exclude insurance-related fees and expenses.

*** For fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for purchases and sales of equity securities. The "Average Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into U.S. dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the rate shown.

  + Commencement of Operations.

 ++ Amount is less than $.01 per share.

 # Aggregate total investment return.

                       INVESTMENT OBJECTIVE AND POLICIES

     The investment objective of the Global Strategy Focus Fund is to seek high total investment return by investing primarily in a portfolio of equity and fixed income securities, including convertible securities, of U.S. and foreign issuers. Total investment return consists of interest, dividends, discount accruals and capital changes, including changes in the value of non-dollar denominated securities and other assets and liabilities resulting from currency fluctuations. There can be no assurance that the Global Strategy Focus Fund will achieve its investment objective. Investing on an international basis involves special considerations. See "Other Investments and Risks" below.

     The Global Strategy Focus Fund seeks to achieve its objective by investing primarily in the securities of issuers located in the United States, Canada, Western Europe, the Far East and Latin America. There are no prescribed limits on the geographical allocation of the Fund among these regions. Such allocation will be made primarily on the basis of the anticipated total return from investments in the securities of issuers wherever located, considering such factors as the condition and growth potential of the various economies and securities markets and the issuers domiciled therein, anticipated movements in interest rates in the various capital markets and in the value of foreign currencies relative to the U.S. dollar, tax considerations and economic, social, financial, national and political factors which may affect the climate for investing within such securities markets. When, in the judgment of Merrill Lynch Asset Management L.P. (the "Investment Adviser"), economic or market conditions warrant, the Fund reserves the right to concentrate its investments in one or more capital markets, including the United States. The Fund should be considered a long-term investment and a vehicle for diversification, and not as a balanced investment program. The Fund may not be appropriate as the exclusive investment to fund a variable annuity or variable life insurance contract ("Contract") for all owners.

     The corporate debt securities, including convertible debt securities, in which the Fund may invest will be rated BBB or better by Standard and Poor's Ratings Group ("Standard & Poor's") or Baa or better by Moody's Investors Service, Inc. ("Moody's") or, in the opinion of the Investment Adviser, of comparable quality. The Fund may also invest in debt obligations issued or guaranteed by sovereign governments, political subdivisions thereof (including states, provinces and municipalities) or their agencies or instrumentalities or issued or guaranteed by international organizations designated or supported by governmental entities to promote economic reconstruction or development ("supranational entities") such as the International Bank for Reconstruction and Development (the "World Bank") and the European Coal and Steel Community. Investments in securities of supranational entities are subject to the risk that member governments will fail to make required capital contributions and that a supranational entity will thus be unable to meet its obligations.

     When market or financial conditions warrant, the Global Strategy Focus Fund may invest as a temporary defensive measure up to 100% of its assets in U.S. Government or Government agency securities, money market securities or other fixed income securities deemed by the Investment Adviser to be consistent with a defensive posture, or may hold its assets in cash.

     The Global Strategy Focus Fund may use derivatives in connection with certain trading strategies. See Annex B of the Appendix to this Prospectus.

OTHER INVESTMENTS AND RISKS

     In addition, the Global Strategy Focus Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended, and which therefore may be subject to restrictions on their transfer or resale. The Global Strategy Focus Fund may also invest in securities of foreign issuers and may concentrate its investments in one or more countries. Investments in foreign securities, particularly those of non-governmental issuers, involve considerations and risks that are not ordinarily associated with investing in domestic issuers. These considerations and risks include changes in currency rates, currency exchange control regulations, the possibility of expropriation, confiscatory taxation, high rates of inflation, the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards, less liquidity and more volatility in foreign securities markets, the impact of political, social or diplomatic developments, and the difficulty of assessing economic trends in foreign countries. In addition, net investment income earned by the Fund on a foreign security may be subject to withholding and other taxes imposed by foreign governments, which will reduce the Fund's net investment income. The Fund may also from time to time be substantially invested in non-dollar-denominated securities of foreign issuers. Changes in foreign currency exchange rates may affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments insofar as United States investors are concerned. Furthermore, the Fund's return on investments in non-dollar-denominated securities may be reduced or enhanced as a result of changes in foreign currency rates during the period in which the Fund holds such investments. For additional information concerning the risks of investing in foreign securities, see "Other Portfolio Strategies -- Foreign Securities" in the Appendix to this Prospectus.

     The Global Strategy Focus Fund may engage in transactions, such as currency swaps and purchasing and selling options on currencies, for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the US dollar. The Fund is also authorized to purchase and to write (i.e., sell) call and put options on securities held in its portfolio, securities indices the performance of which is substantially correlated with securities held in its portfolio or on securities it intends to purchase and to purchase put options on securities held in its portfolio and may also invest in futures and in securities the potential return of which is based on the change in particular measurements of value of rate (i.e. indexed and inverse securities).

     A further discussion of the foregoing investments and the risks associated with such investments is set forth in the Appendix to this Prospectus, including Annex B of the Appendix to this Prospectus, which includes a discussion of certain portfolio strategies relating to indexed and inverse securities, options, futures and foreign exchange transactions.

PROSPECTUS
APRIL 17, 1998

                      MERRILL LYNCH BASIC VALUE FOCUS FUND
                  of Merrill Lynch Variable Series Funds, Inc.

   P.O. Box 9011, Princeton, New Jersey 08543-9011 - Phone No. (609) 282-2800
                           -------------------------

     Merrill Lynch Basic Value Focus Fund (the "Basic Value Focus Fund") is a diversified fund whose objectives are capital appreciation and, secondarily, income by investing in securities, primarily equities, that management of the Fund believes are undervalued and therefore represent basic investment value. The Basic Value Focus Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its eighteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class A Common Stock for the Basic Value Focus Fund pursuant to this Prospectus. This Prospectus consists of this four page document and the attached Appendix. For more information on the Basic Value Focus Fund's investment objectives and policies, please see page 4 of this document and the Appendix.
                           -------------------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON
THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.
                           -------------------------

     THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL 17, 1998, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE COMMISSION MAINTAINS A WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE AND OTHER INFORMATION ABOUT THE FUND. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

                               TABLE OF CONTENTS

                                       PAGE
                                       ----
  Financial Highlights...............     3
  Investment Objectives and
     Policies........................     4
Appendix
  The Insurance Companies............   A-1
  Investment Objectives and Policies
     of the Funds....................   A-1
  Directors..........................   A-7

                                       PAGE
                                       ----
Investment Adviser...................   A-8
Portfolio Transactions and
  Brokerage..........................  A-11
Purchase of Shares...................  A-11
Redemption of Shares.................  A-11
Dividends, Distributions and Taxes...  A-11
Performance Data.....................  A-12
Additional Information...............  A-13

                           -------------------------

              MERRILL LYNCH ASSET MANAGEMENT -- INVESTMENT ADVISER MERRILL LYNCH FUNDS DISTRIBUTOR, INC. -- DISTRIBUTOR

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY STATE IN WHICH SUCH OFFER TO SELL OR SOLICITATION OF AN OFFER TO BUY MAY NOT LAWFULLY BE MADE.

                              FINANCIAL HIGHLIGHTS

     The financial information in the table below has been audited in conjunction with annual audits of the financial statements of each of the Company's Funds by Deloitte & Touche LLP, independent auditors. Financial Statements and the independent auditors' report thereon for the fiscal year ended December 31, 1997 are included in the Statement of Additional Information. The following per share data and ratios have been derived from information provided in the Fund's audited financial statements. Further information about the performance of the Fund is contained in the Fund's most recent annual report to shareholders, which may be obtained, without charge, by calling or by writing the Company at the telephone number or address on the front cover of this Prospectus.

                                                       BASIC VALUE FOCUS FUND (CLASS A)
                                           --------------------------------------------------------
                                                                                         FOR THE
                                                                                          PERIOD
                                                                                         JULY 1,
                                                FOR THE YEAR ENDED DECEMBER 31,          1993+ TO
                                           -----------------------------------------   DECEMBER 31,
                                             1997       1996       1995       1994         1993
                                           --------   --------   --------   --------   ------------
Increase (Decrease) In Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning of period.....  $  14.74   $  13.10   $  11.10   $  10.95     $ 10.00
                                           --------   --------   --------   --------     -------
Investment income -- net.................       .19        .17        .18        .17         .04
Realized and unrealized gain on
  investments -- net.....................      2.52       2.37       2.49        .08         .91
                                           --------   --------   --------   --------     -------
Total from investment operations.........      2.71       2.54       2.67        .25         .95
                                           --------   --------   --------   --------     -------
Less dividends and distributions:
  Investment income -- net...............      (.09)      (.18)      (.19)      (.10)         --
  Realized gain on investments -- net....     (1.52)      (.72)      (.48)        --          --
                                           --------   --------   --------   --------     -------
Total dividends and distributions........     (1.61)      (.90)      (.67)      (.10)         --
                                           --------   --------   --------   --------     -------
Net asset value, end of period...........  $  15.84   $  14.74   $  13.10   $  11.10     $ 10.95
                                           ========   ========   ========   ========     =======
Total Investment Return:**
Based on net asset value per share.......     20.62%     20.69%     25.49%      2.36%       9.50%#
                                           ========   ========   ========   ========     =======
Ratios To Average Net Assets:
Expenses.................................       .65%       .66%       .66%       .72%        .86%*
                                           ========   ========   ========   ========     =======
Investment income -- net.................      1.36%      1.37%      1.68%      2.08%       1.69%*
                                           ========   ========   ========   ========     =======
Supplemental Data:
Net assets, end of period (in
  thousands).............................  $671,325   $524,930   $306,463   $164,307     $47,207
                                           ========   ========   ========   ========     =======
Portfolio turnover.......................     95.52%     68.41%     74.10%     60.55%      30.86%
                                           ========   ========   ========   ========     =======
Average commission rate paid##...........  $  .0562   $  .0549         --         --          --
                                           ========   ========   ========   ========     =======

---------------
  * Annualized.

 ** Total investment returns exclude insurance-related fees and expenses.

  + Commencement of Operations.

 # Aggregate total investment return.

## For fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for purchases and sales of equity securities.

                       INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives of the Basic Value Focus Fund are to seek capital appreciation and, secondarily, income by investing in securities, primarily equities, that management of the Fund believes are undervalued and therefore represent basic investment value. There can be no assurance that the Basic Value Focus Fund will achieve its investment objectives. The Fund seeks special opportunities in securities that are selling at a discount, either from book value or historical price-earnings ratios, or seem capable of recovering from temporarily out of favor considerations. Particular emphasis is placed on securities that provide an above-average dividend return and sell at a below-average price-earnings ratio. The Fund should be considered a long-term investment and a vehicle for diversification, and not as a balanced investment program. The Fund may not be appropriate as the exclusive investment to fund a variable annuity or variable life insurance contract ("Contract") for all Contract owners.

     The investment policy of the Basic Value Focus Fund is based on the belief that the pricing mechanism of the securities market lacks total efficiency and has a tendency to inflate prices of securities in favorable market climates and depress prices of securities in unfavorable climates. Based on this premise, management believes that favorable changes in market prices are more likely to begin when securities are out of favor, earnings are depressed, price-earnings ratios are relatively low, investment expectations are limited, and there is no real general interest in the particular security or industry involved. On the other hand, management believes that negative developments are more likely to occur when investment expectations are generally high, stock prices are advancing or have advanced rapidly, price-earnings ratios have been inflated, and the industry or issue continues to gain new investment acceptance on an accelerated basis. In other words, management believes that market prices of securities with relatively high price-earnings ratios are more susceptible to unexpected adverse developments while securities with relatively low price-earnings ratios are more favorably positioned to benefit from favorable, but generally unanticipated, events. This investment policy departs from traditional philosophy. Management of the Fund believes that the market risk involved in this policy is moderated somewhat by an emphasis on securities with above-average dividend returns.

     The current institutionally-dominated market tends to ignore, to some extent, the numerous secondary issues whose market capitalizations are below those of the relatively few larger size growth companies. It is expected that the Basic Value Focus Fund's portfolio generally will have significant representation in this secondary segment of the market. The basic orientation of the Fund's investment policies is such that at times a large portion of its common stock holdings may carry less than favorable research ratings from research analysts.

     Investment emphasis is on equities, primarily common stock and, to a lesser extent, securities convertible into common stocks. The Basic Value Focus Fund also may invest in preferred stocks and non-convertible debt securities rated investment grade and utilize covered call options with respect to portfolio securities as described in Annex B to the Appendix of this Prospectus. The Fund reserves the right as a defensive measure to hold other types of securities, including U.S. Government and Government agency securities, money market securities or other fixed-income securities deemed by the Investment Adviser to be consistent with a defensive posture, or cash, in such proportions as, in the opinion of management, prevailing market or economic conditions warrant. The Fund may invest up to 10% of its total assets, taken at market value at the time of acquisition, in the securities of foreign issuers.

     In addition, the Basic Value Focus Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended, and which therefore may be subject to restrictions on their transfer or resale. The Fund is also authorized to write (i.e., sell) call options on securities held in its portfolio or securities indices the performance of which is substantially correlated with securities held in its portfolio. A further discussion of the investments described in this paragraph and the risks associated with such investments is set forth in the Appendix to this Prospectus, including Annex B of the Appendix to this Prospectus, which includes a discussion of certain portfolio strategies relating to options.

PROSPECTUS
APRIL 17, 1998

                      MERRILL LYNCH GLOBAL BOND FOCUS FUND
                  of Merrill Lynch Variable Series Funds, Inc.

   P.O. Box 9011, Princeton, New Jersey 08543-9011 - Phone No. (609) 282-2800
                           -------------------------

     Merrill Lynch Global Bond Focus Fund, formerly, the Merrill Lynch World Income Focus Fund, (the "Global Bond Focus Fund") is a non-diversified fund whose objective is high total investment return by investing in a global portfolio of fixed income securities denominated in various currencies, including multinational currency units. The Global Bond Focus Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its eighteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class A Common Stock for the Global Bond Focus Fund pursuant to this Prospectus. This Prospectus consists of this six page document and the attached Appendix. For more information on the Global Bond Focus Fund's investment objective and policies, please see page 4 of this document and the Appendix.
                           -------------------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON
THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.
                           -------------------------

     THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL 17, 1998, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE COMMISSION MAINTAINS A WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE AND OTHER INFORMATION ABOUT THE FUND. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

                               TABLE OF CONTENTS

                                       PAGE
                                       ----
  Financial Highlights...............     3
  Investment Objective and
     Policies........................     4
Appendix
  The Insurance Companies............   A-1
  Investment Objectives and Policies
     of the Funds....................   A-1
  Directors..........................   A-7

                                       PAGE
                                       ----
Investment Adviser...................   A-8
Portfolio Transactions and
  Brokerage..........................  A-11
Purchase of Shares...................  A-11
Redemption of Shares.................  A-11
Dividends, Distributions and Taxes...  A-11
Performance Data.....................  A-12
Additional Information...............  A-13

                           -------------------------

              MERRILL LYNCH ASSET MANAGEMENT -- INVESTMENT ADVISER MERRILL LYNCH FUNDS DISTRIBUTOR, INC. -- DISTRIBUTOR

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY STATE IN WHICH SUCH OFFER TO SELL OR SOLICITATION OF AN OFFER TO BUY MAY NOT LAWFULLY BE MADE.

                              FINANCIAL HIGHLIGHTS

     The financial information in the table below has been audited in conjunction with annual audits of the financial statements of each of the Company's Funds by Deloitte & Touche LLP, independent auditors. Financial Statements and the independent auditors' report thereon for the fiscal year ended December 31, 1997 are included in the Statement of Additional Information. The following per share data and ratios have been derived from information provided in the Fund's audited financial statements. Further information about the performance of the Fund is contained in the Fund's most recent annual report to shareholders, which may be obtained, without charge, by calling or by writing the Company at the telephone number or address on the front cover of this Prospectus.

                                                          GLOBAL BOND FOCUS FUND (CLASS A)
                                                ----------------------------------------------------
                                                                                          FOR THE
                                                                                           PERIOD
                                                                                          JULY 1,
                                                   FOR THE YEAR ENDED DECEMBER 31,        1993+ TO
                                                -------------------------------------   DECEMBER 31,
                                                1997++    1996++    1995++     1994         1993
                                                -------   -------   -------   -------   ------------
Increase (Decrease) in Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning of period..........  $  9.76   $  9.79   $  9.17   $ 10.38     $ 10.00
                                                -------   -------   -------   -------     -------
Investment income -- net......................      .56       .78       .85       .76         .25
Realized and unrealized gain (loss) on
  investments and foreign currency
  transactions -- net.........................     (.40)     (.03)      .61     (1.19)        .33
                                                -------   -------   -------   -------     -------
Total from investment operations..............      .16       .75      1.46      (.43)        .58
                                                -------   -------   -------   -------     -------
Less dividends and distributions:
  Investment income -- net....................     (.29)     (.78)     (.84)     (.76)       (.20)
  Return of capital...........................     (.28)       --        --        --          --
  In excess of investment income-net..........     (.03)       --        --        --          --
  In excess of realized gain on
     investments -- net.......................       --        --        --      (.02)         --
                                                -------   -------   -------   -------     -------
Total dividends and distributions.............     (.60)     (.78)     (.84)     (.78)       (.20)
                                                -------   -------   -------   -------     -------
Net asset value, end of period................  $  9.32   $  9.76   $  9.79   $  9.17     $ 10.38
                                                =======   =======   =======   =======     =======
Total Investment Return:**
Based on net asset value per share............     1.95%     8.02%    16.69%    (4.21)%      5.90%#
                                                =======   =======   =======   =======     =======
Ratios to Average Net Assets:
Expenses......................................      .73%      .69%      .68%      .75%        .94%*
                                                =======   =======   =======   =======     =======
Investment income -- net......................     6.11%     7.95%     8.99%     8.01%       6.20%*
                                                =======   =======   =======   =======     =======
Supplemental Data:
Net assets, end of period (in thousands)......  $76,107   $93,790   $81,845   $75,150     $50,737
                                                =======   =======   =======   =======     =======
Portfolio turnover............................   568.76%   267.13%   132.57%   117.58%      54.80%
                                                =======   =======   =======   =======     =======

---------------
 * Annualized.

** Total investment returns exclude insurance-related fees and expenses.

 + Commencement of Operations.

++ Based on average shares outstanding.

 # Aggregate total investment return.

                       INVESTMENT OBJECTIVE AND POLICIES

     The investment objective of the Global Bond Focus Fund is to seek to provide shareholders a high total investment return by investing in a global portfolio of fixed income securities denominated in various currencies, including multi-national currency units. The Fund will, under normal conditions, invest at least 90% of its total assets in such fixed income securities. In pursuing its investment objective, the Global Bond Focus Fund will allocate its investments among different types of fixed income securities denominated in various currencies based upon Merrill Lynch Asset Management L.P.'s (the "Investment Adviser") analysis of the yield, maturity, potential appreciation and currency considerations affecting such securities. There can be no assurance that the Global Bond Focus Fund will achieve its investment objective. Investing on an international basis involves special considerations. See "Other Investments and Risks" below. The Fund should be considered a long-term investment and a vehicle for diversification, and not as a balanced investment program. The Fund may not be appropriate as the exclusive investment to fund a variable annuity or variable life insurance contract ("Contract") for all Contract owners.

     The Global Bond Focus Fund may invest in United States and foreign government and corporate fixed income securities that have a credit rating of A or better by Standard & Poor's Rating Group ("Standard & Poor's") or by Moody's Investors Service, Inc. ("Moody's") or commercial paper rated A-1 by Standard & Poor's or Prime-1 by Moody's or obligations that the Investment Adviser has determined to be of similar creditworthiness. The Fund may purchase fixed income securities issued by United States or foreign corporations or financial institutions, including debt securities of all types and maturities, convertible securities and preferred stocks. The Fund also may purchase securities issued or guaranteed by United States or foreign governments (including foreign states, provinces and municipalities) or their agencies and instrumentalities ("governmental entities") or issued or guaranteed by international organizations designated or supported by multiple governmental entities to promote economic reconstruction or development ("supranational entities").

     International Investing. The Global Bond Focus Fund may invest in fixed income securities denominated in any currency or multinational currency unit. An illustration of a multinational currency unit is the European Currency Unit ("ECU"), which is a "basket" consisting of specified amounts of the currencies of certain of the twelve member states of the European Community, a Western European economic cooperative association including France, Germany, the Netherlands and the United Kingdom. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community to reflect changes in relative values of the underlying currencies. The Investment Adviser does not believe that such adjustments will adversely affect holders of ECU-denominated obligations or the marketability of such securities. European supranational entities (described further below), in particular, issue ECU-denominated obligations. The Fund may invest in securities denominated in the currency of one nation although issued by a governmental entity, corporation or financial institution of another nation. For example, the Fund may invest in a British pound sterling-denominated obligation issued by a United States corporation. Such investments involve credit risks associated with the issuer and currency risks associated with the currency in which the obligation is denominated. See "Other Investments and Risks" below.

     It is anticipated that under current conditions the Global Bond Focus Fund will invest primarily in marketable securities denominated in the currencies of the United States, Canada, Western European nations, New Zealand and Australia, as well as in ECUs. Further, it is anticipated that such securities will be issued primarily by entities located in such countries and by supranational entities. Under normal conditions, the Fund's investments will be denominated in at least three currencies or multinational currency units. Under certain adverse conditions, the Fund may restrict the financial markets or currencies in which its assets will be invested. The Fund presently intends to invest its assets solely in the United States financial markets or United States dollar-denominated obligations only for temporary defensive purposes.

     The obligations of foreign governmental entities have various kinds of government support and include obligations issued or guaranteed by foreign governmental entities with taxing power. These obligations may or may not be supported by the full faith and credit of a foreign government. The Global Bond Focus Fund will invest in foreign government securities of issuers considered stable by the Investment Adviser. While investments in foreign government debt securities may involve special risks, the Investment Adviser does not believe that the credit risk inherent in the obligations of stable foreign governments is significantly greater than that of

U.S. Government securities. See "Other Portfolio Strategies -- Foreign Securities" in the Appendix to this Prospectus.

     Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the European Steel and Coal Community, the Asian Development Bank and the Inter-American Development Bank. The government members, or "stockholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

     Allocation of Investments. In seeking to meet its investment objective, high current income will be only one of the factors that the Investment Adviser will consider in selecting portfolio securities for the Global Bond Focus Fund. As a general matter, in evaluating investments for the Fund, the Investment Adviser will consider, among other factors, the relative levels of interest rates prevailing in various countries, the potential appreciation of such investments in their denominated currencies and, for debt instruments not denominated in U.S. dollars, the potential movement in the value of such currencies compared to the U.S. dollar. Additionally, the Fund, in seeking capital appreciation, may invest in relatively low yielding instruments in expectation of favorable currency fluctuations or interest rate movements, thereby potentially reducing the Fund's current yield. In seeking income, the Fund may invest in short term instruments with relatively high yields (as compared to other debt securities) meeting the Fund's investment criteria, notwithstanding that the Fund may not anticipate that such instruments will experience substantial capital appreciation.

     The average maturity of the Global Bond Focus Fund's portfolio securities will vary based upon the Investment Adviser's assessment of economic and market conditions. As with all fixed income securities, changes in market yields will affect the Fund's asset value as the prices of portfolio securities generally increase when interest rates decline and decrease when interest rates rise. Prices of longer-term securities generally fluctuate more in response to interest rate changes than do shorter-term securities. The Global Bond Focus Fund does not expect the average maturity of its portfolio to exceed ten years.

OTHER INVESTMENTS AND RISKS

     In addition, the Global Bond Focus Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended, and which therefore may be subject to restrictions on their transfer or resale. The Fund may invest in securities of foreign issuers. Investments in foreign securities, particularly those of non-governmental issuers, involve considerations and risks that are not ordinarily associated with investing in domestic issuers. These considerations and risks include changes in currency rates, currency exchange control regulations, the possibility of expropriation, confiscatory taxation, high rates of inflation, the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards, less liquidity and more volatility in foreign securities markets, the impact of political, social or diplomatic developments, and the difficulty of assessing economic trends in foreign countries. In addition, net investment income earned by the Fund on a foreign security may be subject to withholding and other taxes imposed by foreign governments, which will reduce the Fund's net investment income. The Global Bond Focus Fund may also from time to time be substantially invested in non-dollar-denominated securities of foreign issuers. The value of the Global Bond Focus Fund's holdings denominated in currencies other than the U.S. dollar and the unrealized appreciation or depreciation of those investments insofar as United States investors are concerned will be affected by changes in the value of such currencies relative to the U.S. dollar. Furthermore, the Fund's return on investments in non-dollar-denominated securities may be reduced or enhanced as a result of changes in foreign currency rates during the period in which the Fund holds such investments. Such currency fluctuations may have a substantial impact on the value of the Fund's holdings. The Fund may engage in transactions, such as currency swaps and purchasing and selling options on currencies, for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the US dollar. Although such instruments will be used with the intention of hedging against adverse currency movements, transactions in such instruments involve the risk that anticipated currency movements will not be accurately predicted and that the Fund's hedging strategies will be ineffective and may cause the Fund to realize losses. The Global Bond Focus Fund may also invest in debt securities issued by foreign governments. See

"Other Portfolio Strategies -- Foreign Securities" in the Appendix and Annex B of the Appendix to this Prospectus.

     The Global Bond Focus Fund is authorized to write (i.e., sell) and to purchase call and put options on securities held in its portfolio or securities indices the performance of which is substantially correlated with securities held in its portfolio, may engage in transactions in futures and may invest in securities the potential return of which is based on the change in particular measurements of value or rate (i.e., indexed securities).

     A further discussion of the foregoing investments and the risks associated with such investments is set forth in the Appendix to this Prospectus, including Annex B of the Appendix to this Prospectus, which includes a discussion of certain portfolio strategies relating to indexed securities, options and futures.

PROSPECTUS
APRIL 17, 1998

                    MERRILL LYNCH GLOBAL UTILITY FOCUS FUND
                  of Merrill Lynch Variable Series Funds, Inc.

   P.O. Box 9011, Princeton, New Jersey 08543-9011 - Phone No. (609) 282-2800
                           -------------------------

     Merrill Lynch Global Utility Focus Fund, (the "Global Utility Focus Fund") is a diversified fund whose objective is capital appreciation and current income through investment of at least 65% of its total assets in equity and debt securities issued by domestic and foreign companies which are, in the opinion of the Investment Adviser (defined below), primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water. The Global Utility Focus Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its eighteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class A Common Stock for the Global Utility Focus Fund pursuant to this Prospectus. This Prospectus consists of this eight page document and the attached Appendix. For more information on the Global Utility Focus Fund's investment objective and policies, please see page 4 of this document and the Appendix.
                           -------------------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON
THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.
                           -------------------------

     THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL 17, 1998, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE COMMISSION MAINTAINS A WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE AND OTHER INFORMATION ABOUT THE FUND. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

                               TABLE OF CONTENTS

                                       PAGE
                                       ----
  Financial Highlights...............     3
  Investment Objective and
     Policies........................     4
Appendix
  The Insurance Companies............   A-1
  Investment Objectives and Policies
     of the Funds....................   A-1
  Directors..........................   A-7

                                       PAGE
                                       ----
Investment Adviser...................   A-8
Portfolio Transactions and
  Brokerage..........................  A-11
Purchase of Shares...................  A-11
Redemption of Shares.................  A-11
Dividends, Distributions and Taxes...  A-11
Performance Data.....................  A-12
Additional Information...............  A-13

                           -------------------------

              MERRILL LYNCH ASSET MANAGEMENT -- INVESTMENT ADVISER MERRILL LYNCH FUNDS DISTRIBUTOR, INC. -- DISTRIBUTOR

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY STATE IN WHICH SUCH OFFER TO SELL OR SOLICITATION OF AN OFFER TO BUY MAY NOT LAWFULLY BE MADE.

                              FINANCIAL HIGHLIGHTS

     The financial information in the table below has been audited in conjunction with annual audits of the financial statements of each of the Company's Funds by Deloitte & Touche LLP, independent auditors. Financial Statements and the independent auditors' report thereon for the fiscal year ended December 31, 1997 are included in the Statement of Additional Information. The following per share data and ratios have been derived from information provided in the Fund's audited financial statements. Further information about the performance of the Fund is contained in the Fund's most recent annual report to shareholders, which may be obtained, without charge, by calling or by writing the Company at the telephone number or address on the front cover of this Prospectus.

                                                      GLOBAL UTILITY FOCUS FUND (CLASS A)
                                            --------------------------------------------------------
                                                                                          FOR THE
                                                                                           PERIOD
                                                                                          JULY 1,
                                                 FOR THE YEAR ENDED DECEMBER 31,          1993+ TO
                                            -----------------------------------------   DECEMBER 31,
                                              1997       1996       1995       1994         1993
                                            --------   --------   --------   --------   ------------
Increase (Decrease) In Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning of period......  $  12.19   $  11.30   $   9.45   $  10.66     $  10.00
                                            --------   --------   --------   --------     --------
Investment income -- net..................       .43        .46        .45        .35          .04
Realized and unrealized gain (loss) on
  investments and foreign currency
  transactions -- net.....................      2.66        .95       1.79      (1.25)         .64
                                            --------   --------   --------   --------     --------
Total from investment operations..........      3.09       1.41       2.24       (.90)         .68
                                            --------   --------   --------   --------     --------
Less dividends and distributions:
Investment income -- net..................      (.44)      (.52)      (.39)      (.29)        (.02)
In excess of realized gain on
  investments -- net......................        --         --         --       (.02)          --
                                            --------   --------   --------   --------     --------
Total dividends and distributions.........      (.44)      (.52)      (.39)      (.31)        (.02)
                                            --------   --------   --------   --------     --------
Net asset value, end of period............  $  14.84   $  12.19   $  11.30   $   9.45     $  10.66
                                            ========   ========   ========   ========     ========
Total Investment Return:**
Based on net asset value per share........     25.90%     12.96%     24.33%     (8.51)%       6.85%#
                                            ========   ========   ========   ========     ========
Ratios To Average Net Assets:
Expenses..................................       .67%       .66%       .66%       .73%         .89%*
                                            ========   ========   ========   ========     ========
Investment income -- net..................      3.21%      3.90%      4.44%      3.68%        2.84%*
                                            ========   ========   ========   ========     ========
Supplemental Data:
Net assets, end of period (in
  thousands)..............................  $138,206   $142,438   $148,225   $126,243     $104,517
                                            ========   ========   ========   ========     ========
Portfolio turnover........................      7.70%     11.39%     11.05%      9.52%        1.72%
                                            ========   ========   ========   ========     ========
Average commission rate paid***...........  $  .0273   $  .0522         --         --           --
                                            ========   ========   ========   ========     ========

---------------
  * Annualized.

 ** Total investment returns exclude insurance-related fees and expenses.

*** For fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for purchases and sales of equity securities. The "Average Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into U.S. dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the rate shown.

  + Commencement of Operations.

 # Aggregate total investment return.

                       INVESTMENT OBJECTIVE AND POLICIES

     The investment objective of the Global Utility Focus Fund is to seek both capital appreciation and current income through investment of at least 65% of its total assets in equity and debt securities issued by domestic and foreign companies which are, in the opinion of Merrill Lynch Asset Management, L.P. (the "Investment Adviser"), primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water. There can be no assurance that the Global Utility Focus Fund will achieve its investment objective. The Fund may employ a variety of instruments and techniques to enhance income and to hedge against market and currency risk, as described in Annex B to the Appendix to this Prospectus. Investing on an international basis involves special considerations. See "Other Investments and Risks" below. The Fund should be considered a long-term investment and a vehicle for diversification, and not as a balanced investment program. The Fund may not be appropriate as the exclusive investment to fund a variable annuity or variable life insurance contract ("Contract") for all Contract owners.

     The Global Utility Focus Fund at all times, except during temporary defensive periods, will maintain at least 65% of its total assets invested in equity and debt securities issued by domestic and foreign companies in the utilities industries. The Fund reserves the right to hold, as a temporary defensive measure or as a reserve for redemptions, short-term U.S. Government securities, money market securities, including repurchase agreements, or cash in such proportions as, in the opinion of the Investment Adviser, prevailing market or economic conditions warrant. Except during temporary defensive periods, such securities or cash will not exceed 20% of its total assets. Under normal circumstances, the Fund will invest at least 65% of its total assets in issuers domiciled in at least three countries, one of which may be the United States, although the Investment Adviser expects the Fund's portfolio to be more geographically diversified. Under normal conditions, it is anticipated that the percentage of assets invested in U.S. securities will be higher than that invested in securities of any other single country. It is possible that at times the Fund may have 65% or more of its total assets invested in foreign securities.

     The Global Utility Focus Fund will invest in common stocks (including preferred or debt securities convertible into common stocks), preferred stocks and debt securities. The relative weightings among common stocks, debt securities and preferred stocks will vary from time to time based upon the Investment Adviser's judgment of the extent to which investments in each category will contribute to meeting the Fund's investment objective. Fixed income securities in which the Fund will invest generally will be limited to those rated investment grade, that is, rated in one of the four highest rating categories by Standard & Poor's Ratings Group ("Standard & Poor's") or Moody's Investors Service, Inc. ("Moody's") (i.e., securities rated at least BBB by Standard & Poor's or Baa by Moody's), or deemed to be of equivalent quality in the judgment of the Investment Adviser. Securities rated Baa by Moody's are described by it as having speculative characteristics and, according to Standard & Poor's, fixed income securities rated BBB normally exhibit adequate protection parameters, although adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal. The Fund's commercial paper investments at the time of purchase will be rated "A-1" or "A-2" by Standard & Poor's or "Prime-1" or "Prime-2" by Moody's or, if not rated, will be of comparable quality as determined by the Investment Adviser. The Fund may also invest up to 5% of its total assets at the time of purchase in fixed income securities having a minimum rating no lower than Caa by Moody's or CCC by Standard & Poor's. The Fund may, but need not, dispose of any security if it is subsequently downgraded. For a description of ratings of debt securities, see Annex A to the Appendix to this Prospectus.

     A change in prevailing interest rates is likely to affect the Fund's net asset value because prices of debt and equity securities of utility companies tend to increase when interest rates decline and decrease when interest rates rise.

     Utility Industries -- Description and Risks. Under normal circumstances, the Global Utility Focus Fund will invest at least 65% of its total assets in common stocks (including preferred or debt securities convertible into common stocks), debt securities and preferred stocks of domestic and/or foreign companies in the utility industries. To meet its objective of current income, the Fund may invest in domestic utility companies that pay higher than average dividends, but have a lesser potential for capital appreciation. The average dividend yields of common stocks issued by domestic utility companies historically have significantly exceeded those of industrial companies' common stocks, while the prices of domestic utility stocks have tended to be less volatile than stocks of industrial companies. The Investment Adviser believes that the average dividend yields of common stocks issued by foreign utility companies have also historically exceeded those of foreign industrial companies' common stocks. To pursue its objective of capital appreciation, the Fund may invest in foreign utility companies that pay lower than average dividends, but have a greater potential for capital appreciation.

     The utility companies in which the Fund will invest include companies that are, in the opinion of the Investment Adviser, primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water.

     Investments in utility industries bear certain risks, including difficulty in obtaining an adequate return on invested capital, difficulty in financing large construction programs during an inflationary period, restrictions on operations and increased cost and delays attributable to environmental considerations and regulation, difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets, technological innovations which may render existing plants, equipment or products obsolete, the potential impact of natural or man-made disasters, increased costs and reduced availability of certain types of fuel, occasionally reduced availability and high costs of natural gas for resale, the effects of energy conservation, the effects of a national energy policy and lengthy delays and greatly increased costs and other problems associated with design, construction, licensing, regulation and operation of nuclear facilities for electric generation, including, among other considerations, the problems associated with the use of radioactive materials and the disposal of radioactive wastes. There are substantial differences between the regulatory practices and policies of various jurisdictions, and any given regulatory agency may make major shifts in policy from time to time. There is no assurance that regulatory authorities will, in the future, grant rate increases or that such increases will be adequate to permit the payment of dividends on common stocks. Additionally, existing and possible future regulatory legislation may make it even more difficult for these utilities to obtain adequate relief. Certain of the issuers of securities in the portfolio may own or operate nuclear generating facilities. Governmental authorities may from time to time review existing policies, and impose additional requirements governing the licensing, construction and operation of nuclear power plants.

     Utility companies in the United States and in foreign countries are generally subject to regulation. In the United States, most utility companies are regulated by state and/or federal authorities. Such regulation is intended to ensure appropriate standards of service and adequate capacity to meet public demand. Generally, prices are also regulated in the United States and in foreign countries with the intention of protecting the public while ensuring that the rate of return earned by utility companies is sufficient to allow them to attract capital in order to grow and continue to provide appropriate services. There can be no assurance that such pricing policies or rates of return will continue in the future. The nature of regulation of the utility industries is evolving both in the United States and in foreign countries. Changes in regulation in the United States increasingly allow utility companies to provide services and products outside their traditional geographic areas and lines of business, creating new areas of competition within the industries. In some instances, utility companies are operating on an unregulated basis. Because of trends toward deregulation and the evolution of independent power producers as well as new entrants to the field of telecommunications, non-regulated providers of utility services have become a significant part of their respective industries. The Investment Adviser believes that the emergence of competition and deregulation will result in certain utility companies being able to earn more than their traditional regulated rates of return, while others may be forced to defend their core businesses from increased competition and may be less profitable. The Investment Adviser seeks to take advantage of favorable investment opportunities that are expected to arise from these structural changes. Of course, there can be no assurance that favorable developments will occur in the future.

     Foreign utility companies are also subject to regulation, although such regulations may or may not be comparable to that in the United States. Foreign utility companies may be more heavily regulated by their respective governments than utilities in the United States and, as in the U.S., generally are required to seek government approval for rate increases. In addition, many foreign utilities use fuels that cause more pollution than those used in the United States, which may require such utilities to invest in pollution control equipment to meet any proposed pollution restrictions. Foreign regulatory systems vary from country to country and may evolve in ways different from regulation in the United States.

     The principal sectors of the global utility industries are discussed below.

     Electric. The electric utility industry consists of companies that are engaged principally in the generation, transmission and sale of electric energy, although many also provide other energy-related services. Domestic electric utility companies, in general, recently have been favorably affected by lower fuel and financing costs and the full or near completion of major construction programs. In addition, certain of these companies generate cash flows in excess of current operating expenses and construction expenditures, permitting some degree of diversification into unregulated businesses. Some electric utilities have also taken advantage of the right to sell power outside of their traditional geographic areas. Electric utility companies have historically been subject to the risks associated with increases in fuel and other operating costs, high interest costs on borrowings needed for capital construction programs, costs associated with compliance with environmental and safety regulations and changes in the regulatory climate. As interest rates have declined, many utilities have refinanced high cost debt and in doing so have improved their fixed charges coverage. Regulators, however, have lowered allowed rates of return as interest rates have declined and thereby caused the benefits of the rate declines to be shared wholly or in part with customers.

     In the United States, the construction and operation of nuclear power facilities is subject to increased scrutiny by, and evolving regulations of, the Nuclear Regulatory Commission and state agencies having comparable jurisdiction. Increased scrutiny might result in higher operating costs and higher capital expenditures, with the risk that the regulators may disallow inclusion of these costs in rate authorizations or the risk that a company may not be permitted to operate or complete construction of a facility. In addition, operators of nuclear power plants may be subject to significant costs for disposal of nuclear fuel and for decommissioning of such plants.

     In October 1993, Standard & Poor's stiffened its debt-ratings formula for the electric utility industry, stating that the industry is in long-term decline. In addition, Moody's stated that it expected a drop in the next three years in its average credit ratings for the industry. Reasons set forth for these outlooks included slowing demand and increasing cost pressures as a result of competition from rival providers.

     Telecommunications. The telephone industry is large and highly concentrated. Companies that distribute telephone services and provide access to the telephone networks comprise the greatest portion of this segment. Telephone companies in the United States are still experiencing the effects of the breakup of American Telephone & Telegraph Company, which occurred in 1984. Since 1984, companies engaged in telephone communication services have expanded their non-regulated activities into other businesses, including cellular telephone services, data processing, equipment retailing, computer software and hardware services, and financial services. This expansion has provided significant opportunities for certain telephone companies to increase their earnings and dividends at faster rates than had been allowed in traditional regulated businesses. Increasing competition, technological innovations and other structural changes, however, could adversely affect the profitability of such utilities. Technological breakthroughs and the merger of telecommunications with video and entertainment is now associated with the expansion of the role of cable companies as providers of utility services in the telecommunications industry and the competitive response of traditional telephone companies. Given mergers and certain marketing tests currently underway, it is likely that both traditional telephone companies and cable companies will soon provide a greatly expanded range of utility services, including two-way video and informational services.

     Gas. Gas transmission companies and gas distribution companies are also undergoing significant changes. In the United States, interstate transmission companies are regulated by the Federal Energy Regulatory Commission, which is reducing its regulation of the industry. Many companies have diversified into oil and gas exploration and development, making returns more sensitive to energy prices. In the recent decades, gas utility companies have been adversely affected by disruptions in the oil industry and have also been affected by increased concentration and competition.

     Water. Water supply utilities are companies that collect, purify, distribute and sell water. In the United States and around the world, the industry is highly fragmented because most of the supplies are owned by local authorities. Companies in this industry are generally mature and are experiencing little or no per capita volume growth.

     Investment Outside the Utility Industries. The Global Utility Focus Fund is permitted to invest up to 35% of its assets in securities of issuers that are outside the utility industries. Such investments may include common stocks, debt securities or preferred stocks and will be selected to meet the Fund's investment objective of both capital appreciation and current income. These securities may be issued by either U.S. or non-U.S. companies. Some of these issuers may be in industries related to utility industries and, therefore, may be subject to similar risks. Securities that are issued by foreign companies or are denominated in foreign currencies are subject to certain risks. See "Other Investments and Risks" below.

     The Global Utility Focus Fund is also permitted to invest in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and in securities issued or guaranteed by foreign governments. Foreign government securities are typically denominated in foreign currencies and are subject to the currency fluctuation and other risks of foreign securities investments. The foreign government securities in which the Fund intends to invest generally will consist of obligations supported by national, state or local governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, including international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the European Investment Bank, the Asian Development Bank and the Inter-American Development Bank.

     Foreign government securities also include debt securities of "quasi-governmental agencies" and debt securities denominated in multinational currency units. An example of a multinational currency unit is the European Currency Unit. A European Currency Unit represents specified amounts of the currencies of certain of the twelve member states of the European Economic Community. Debt securities of quasi-governmental agencies are issued by entities owned by either a national or local government or are obligations of a political unit that is not backed by the national government's full faith and credit and general taxing powers. Foreign government securities will not be considered government securities for purposes of determining the Fund's compliance with diversification and concentration policies.

OTHER INVESTMENTS AND RISKS

     In addition, the Global Utility Focus Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended, and which therefore may be subject to restrictions on their transfer or resale. The Global Utility Focus Fund may also invest in securities of foreign issuers. Investments in foreign securities, particularly those of non-governmental issuers, involve considerations and risks that are not ordinarily associated with investing in domestic issuers. These considerations and risks include changes in currency rates, currency exchange control regulations, the possibility of expropriation, confiscatory taxation, high rates of inflation, the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards, less liquidity and more volatility in foreign securities markets, the impact of political, social or diplomatic developments, and the difficulty of assessing economic trends in foreign countries. In addition, net investment income earned by the Fund on a foreign security may be subject to withholding and other taxes imposed by foreign governments which will reduce the Fund's net investment income. The Global Utility Focus Fund may from time to time be substantially invested in non-dollar-denominated securities of foreign issuers. Changes in the foreign currency exchange rates may affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments insofar as United States investors are concerned. Furthermore, the Fund's return on investments in non-dollar-denominated securities may be reduced or enhanced as a result of changes in foreign currency rates during the period in which the Fund holds such investments. The Global Utility Focus Fund may also engage in transactions, such as currency swaps and purchasing and selling options on currencies, for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the US dollar. Although such instruments will be used with the intention of hedging against adverse currency movements, transactions in such instruments involve the risk that anticipated currency movements will not be accurately predicted and that the Fund's hedging strategies will be ineffective and may cause the Fund to realize losses. See "Other Portfolio Strategies -- Foreign Securities" in the Appendix to this Prospectus.

     The Global Utility Focus Fund may from time to time enter into standby commitment agreements, engage in transactions in futures, invest in securities the potential return of which is based on the change in particular measurements of value or rate (i.e. indexed securities), and, is authorized to write (i.e., sell) call and put options and purchase put options on securities held in its portfolio or securities indices the performance of which is substantially correlated with securities held in its portfolio.

     A further discussion of the foregoing investments and the risks associated with such investments is set forth in the Appendix to this Prospectus, including Annex B of the Appendix to this Prospectus, which includes a discussion of certain portfolio strategies relating to indexed securities, options, futures and foreign exchange transactions.

PROSPECTUS
APRIL 17, 1998

                 MERRILL LYNCH INTERNATIONAL EQUITY FOCUS FUND
                  of Merrill Lynch Variable Series Funds, Inc.

   P.O. Box 9011, Princeton, New Jersey 08543-9011 - Phone No. (609) 282-2800
                           -------------------------

     Merrill Lynch International Equity Focus Fund, (the "International Equity Focus Fund") is a diversified fund whose objectives are capital appreciation and, secondarily, income, through investment in securities, principally equities, of issuers in countries other than the United States. The International Equity Focus Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its eighteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class A Common Stock for the International Equity Focus Fund pursuant to this Prospectus. This Prospectus consists of this six page document and the attached Appendix. For more information on the International Equity Focus Fund's investment objectives and policies, please see page 4 of this documents and the Appendix.
                           -------------------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON
THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.
                           -------------------------

     THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL 17, 1998, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE COMMISSION MAINTAINS A WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE AND OTHER INFORMATION ABOUT THE FUND. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

                               TABLE OF CONTENTS

                                       PAGE
                                       ----
  Financial Highlights...............     3
  Investment Objectives and
     Policies........................     4
Appendix
  The Insurance Companies............   A-1
  Investment Objectives and Policies
     of the Funds....................   A-1
  Directors..........................   A-7

                                       PAGE
                                       ----
Investment Adviser...................   A-8
Portfolio Transactions and
  Brokerage..........................  A-11
Purchase of Shares...................  A-11
Redemption of Shares.................  A-11
Dividends, Distributions and Taxes...  A-11
Performance Data.....................  A-12
Additional Information...............  A-13

                           -------------------------

              MERRILL LYNCH ASSET MANAGEMENT -- INVESTMENT ADVISER MERRILL LYNCH FUNDS DISTRIBUTOR, INC. -- DISTRIBUTOR

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY STATE IN WHICH SUCH OFFER TO SELL OR SOLICITATION OF AN OFFER TO BUY MAY NOT LAWFULLY BE MADE.

                              FINANCIAL HIGHLIGHTS

     The financial information in the table below has been audited in conjunction with annual audits of the financial statements of each of the Company's Funds by Deloitte & Touche LLP, independent auditors. Financial Statements and the independent auditors' report thereon for the fiscal year ended December 31, 1997 are included in the Statement of Additional Information. The following per share data and ratios have been derived from information provided in the Fund's audited financial statements. Further information about the performance of the Fund is contained in the Fund's most recent annual report to shareholders, which may be obtained, without charge, by calling or by writing the Company at the telephone number or address on the front cover of this Prospectus.

                                                  INTERNATIONAL EQUITY FOCUS FUND (CLASS A)
                                           --------------------------------------------------------
                                                                                         FOR THE
                                                                                          PERIOD
                                                                                         JULY 1,
                                                FOR THE YEAR ENDED DECEMBER 31,          1993+ TO
                                           -----------------------------------------   DECEMBER 31,
                                            1997++     1996++      1995       1994         1993
                                           --------   --------   --------   --------   ------------
Increase (Decrease) in Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning of period.....  $  11.63   $  11.06   $  10.90   $  11.03     $ 10.00
                                           --------   --------   --------   --------     -------
Investment income -- net.................       .20        .23        .20        .19         .01
Realized and unrealized gain (loss) on
  investments and foreign currency
  transactions -- net....................      (.71)       .49        .37       (.13)       1.02
                                           --------   --------   --------   --------     -------
Total from investment operations.........      (.51)       .72        .57        .06        1.03
                                           --------   --------   --------   --------     -------
Less dividends and distributions:
  Investment income -- net...............      (.23)      (.15)      (.01)      (.18)         --
  Realized gain on investments -- net....      (.09)        --       (.17)      (.01)         --
  In excess of realized gain on
     investments -- net..................        --         --       (.23)        --          --
                                           --------   --------   --------   --------     -------
Total dividends and distributions........      (.32)      (.15)      (.41)      (.19)         --
                                           --------   --------   --------   --------     -------
Net asset value, end of period...........  $  10.80   $  11.63   $  11.06   $  10.90     $ 11.03
                                           ========   ========   ========   ========     =======
Total Investment Return:**
Based on net asset value per share.......     (4.55)%     6.62%      5.48%       .55%      10.30%#
                                           ========   ========   ========   ========     =======
Ratios to Average Net Assets:
Expenses.................................       .90%       .89%       .89%       .97%       1.14%*
                                           ========   ========   ========   ========     =======
Investment income -- net.................      1.69%      1.96%      1.95%      1.09%        .30%*
                                           ========   ========   ========   ========     =======
Supplemental Data:
Net assets, end of period (in
  thousands).............................  $425,223   $349,080   $265,602   $247,884     $76,906
                                           ========   ========   ========   ========     =======
Portfolio turnover.......................    127.96%     49.87%    100.02%     58.84%      17.39%
                                           ========   ========   ========   ========     =======
Average commission rate paid***..........  $  .0011   $  .0004         --         --          --
                                           ========   ========   ========   ========     =======

---------------
  * Annualized.

 ** Total investment returns exclude insurance-related fees and expenses.

*** For fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for purchases and sales of equity securities. The "Average Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into U.S. dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the rate shown.

  + Commencement of Operations.

 ++ Based on average shares outstanding.

 # Aggregate total investment return.

                       INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives of the International Equity Focus Fund are to seek capital appreciation and, secondarily, income by investing in a diversified portfolio of equity securities of issuers located in countries other than the United States. Under normal conditions, at least 65% of the Fund's net assets will be invested in such equity securities and at least 65% of the Fund's total assets will be invested in the securities of issuers from at least three different foreign countries. The investment objective of the Fund is a fundamental policy and may not be changed without approval of a majority of the Fund's outstanding shares. There can be no assurance that the International Equity Focus Fund will achieve its investment objectives. The Fund may employ a variety of investments and techniques to hedge against market and currency risk. See Annex B of the Appendix to this Prospectus. Investing on an international basis involves special considerations. Investing in smaller capital markets entails the risk of significant volatility in the Fund's security prices. The Fund is designed for investors seeking to complement their U.S. holdings through foreign investments. The Fund should be considered a long-term investment and a vehicle for diversification, and not as a balanced investment program. The Fund may not be appropriate as the exclusive investment to fund a variable annuity or variable life insurance contract ("Contract") for all Contract owners.

     The International Equity Focus Fund will invest in an international portfolio of securities of foreign companies located throughout the world. While there are no prescribed limits on the geographic allocation of the Fund's investments, management of the Fund anticipates that a substantial portion of its assets will be invested in the developed countries of Europe and the Far East. For the reasons stated below, management of the Fund will give special attention to investment opportunities in the developing countries of the world, including, but not limited to Latin America, the Far East and Eastern Europe. It is anticipated that a significant portion of the Fund's assets may be invested in such developing countries.

     The allocation of the International Equity Focus Fund's assets among the various foreign securities markets will be determined by Merrill Lynch Asset Management, L.P. (the "Investment Adviser") based primarily on its assessment of the relative condition and growth potential of the various economies and securities markets, currency and taxation considerations and other pertinent financial, social, national and political factors. Within such allocations, the Investment Adviser will seek to identify equity investments in each market that are expected to provide a total return that equals or exceeds the return of such market as a whole.

     A significant portion of the International Equity Focus Fund's assets may be invested in developing countries. This allocation of the Fund's assets reflects the belief that attractive investment opportunities may result from an evolving long-term international trend favoring more market-oriented economies, a trend that may especially benefit certain developing countries with smaller capital markets. This trend may be facilitated by local or international political, economic or financial developments that could benefit the capital markets of such countries. Certain such countries, particularly so-called "emerging" countries (such as Malaysia, Mexico and Thailand), which may be in the process of developing more market-oriented economies, may experience relatively high rates of economic growth. Because of the general illiquidity of the capital markets in certain developing countries, the Fund may invest in a relatively small number of leading or relatively actively traded companies in the capital markets of such a country in the expectation that the investment experience of the securities of such companies will substantially represent the investment experience of that country's capital markets as a whole.

     While the International Equity Focus Fund will primarily emphasize investments in common stock, the Fund may also invest in preferred stocks, convertible debt securities and other instruments the return on which is linked to the performance of a common stock or a basket or index of common stocks (collectively, "equity securities"). The Fund may also invest in non-equity securities, including debt securities, cash or cash equivalents denominated in U.S. dollars or foreign currencies and short-term securities, including money market instruments. Under certain adverse investment conditions, for defensive purposes, the Fund may restrict the markets in which its assets will be invested and may increase the proportion of assets invested in short-term obligations of U.S. issuers. Investments made for defensive purposes will be maintained only during periods in which the Investment Adviser determines that economic or financial conditions are adverse for holding or being fully invested in equity securities of foreign issuers.

     The International Equity Focus Fund also may invest up to 35% of its net assets in longer-term, non-convertible debt securities emphasizing debt securities which offer the opportunity for capital appreciation.

Capital appreciation in debt securities may arise as a result of a favorable change in relative foreign exchange rates, in relative interest rate levels, or in the creditworthiness of issuers. In accordance with its investment objective, the Fund will not seek to benefit from anticipated short-term fluctuations in currency exchange rates. The Fund may, from time to time, invest in debt securities with relatively high yields (as compared to other debt securities meeting the Fund's investment criteria), notwithstanding that the Fund may not anticipate that such securities will experience substantial capital appreciation. Such income can be used, however, to offset the operating expenses of the Fund.

     The International Equity Focus Fund may invest in debt securities issued or guaranteed by foreign governments (including foreign states, provinces and municipalities) or their agencies and instrumentalities ("governmental entities"), issued or guaranteed by international organizations designated or supported by multiple foreign governmental entities (which are not obligations of foreign governments) to promote economic reconstruction or development ("supranational entities"), or issued by foreign corporations or financial institutions.

     Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the European Steel and Coal Community, the Asian Development Bank and the Inter-American Development Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

OTHER INVESTMENTS AND RISKS

     In addition, the International Equity Focus Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended, and which therefore may be subject to restrictions on their transfer or resale.

     The International Equity Focus Fund has established no rating criteria for the debt securities in which it may invest, and such securities may not be rated at all for creditworthiness. Securities rated in the medium to lower rating categories of nationally recognized statistical rating organizations and unrated securities of comparable quality are predominantly speculative with respect to the capacity to pay interest and repay principal in accordance with the terms of the security and generally involve a greater volatility of price than securities in higher rating categories. In purchasing such securities, the Fund will rely on the Investment Adviser's judgment, analysis and experience in evaluating the creditworthiness of an issuer of such securities. The Investment Adviser will take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters. The Fund does not intend to purchase debt securities that are in default or that the Investment Adviser believes will be in default. See "Risks of High Yield Securities" in the Appendix to this Prospectus.

     The Fund may invest in securities of foreign issuers. Investments in foreign securities, particularly those of non-governmental issuers, involve considerations and risks that are not ordinarily associated with investing in domestic issuers. These considerations and risks include changes in currency rates, currency exchange control regulations, the possibility of expropriation, confiscatory taxation, high rates of inflation, the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards, less liquidity and more volatility in foreign securities markets, the impact of political, social or diplomatic developments, and the difficulty of assessing economic trends in foreign countries. In addition, net investment income earned by the Fund on a foreign security may be subject to withholding and other taxes imposed by foreign governments, which will reduce the Fund's net investment income. The Fund may from time to time be substantially invested in non-dollar-denominated securities of foreign issuers. Changes in foreign currency exchange rates may affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments insofar as United States investors are concerned. Furthermore, the Fund's return on investments in non-dollar-denominated securities may be reduced or enhanced as a result of changes in foreign currency rates during the period in which the Fund holds such investments. See "Other Portfolio Strategies -- Foreign Securities" in the Appendix to this Prospectus.

     The International Equity Focus Fund may engage in transactions, such as currency swaps and purchasing and selling options on currencies, for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the US dollar. Although such instruments will be used with the intention of hedging against adverse currency movements, transactions in such instruments involve the risk that anticipated currency movements will not be accurately predicted and that the International Equity Focus Fund's hedging strategies will be ineffective and may cause the Fund to realize losses.

     The International Equity Focus Fund may also invest a significant portion of its assets in securities of foreign issuers in smaller capital markets. Foreign investments involve risks that are often heightened for investments in smaller capital markets. There may be less publicly available information about an issuer in a smaller capital market than would be available about a United States company, and it may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of United States companies. Furthermore, smaller capital markets have substantially less volume than United States markets so securities in many smaller capital markets are less liquid and their prices may be more volatile than securities of comparable United States companies. As a result, traditional investment measurements, such as price/earnings ratios, as used in the United States, may not be applicable in certain capital markets. See "Other Portfolio Strategies -- Foreign Securities" in the Appendix to this Prospectus.

     The International Equity Focus Fund is also authorized to write (i.e., sell) and purchase call and put options on securities held in its portfolio or securities indices the performance of which is substantially correlated with securities held in its portfolio, engage in transactions in futures and options thereon, and may invest in securities the potential return of which is based on the change in particular measurements of value or rate (i.e. indexed and inverse securities).

     A further discussion of the foregoing investments and the risks associated with such investments is set forth in the Appendix to this Prospectus, including Annex B of the Appendix to this Prospectus, which includes a discussion of certain portfolio strategies relating to indexed and inverse securities, options, futures and foreign exchange transactions.

PROSPECTUS
APRIL 17, 1998

              MERRILL LYNCH DEVELOPING CAPITAL MARKETS FOCUS FUND
                  of Merrill Lynch Variable Series Funds, Inc.

   P.O. Box 9011, Princeton, New Jersey 08543-9011 - Phone No. (609) 282-2800
                           -------------------------

     Merrill Lynch Developing Capital Markets Focus Fund, (the "Developing Capital Markets Focus Fund") is a non-diversified fund whose objective is long-term capital appreciation by investing in securities, principally equities, of issuers in countries having smaller capital markets. The Developing Capital Markets Focus Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its eighteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class A Common Stock for the Developing Capital Markets Focus Fund pursuant to this Prospectus. This Prospectus consists of this six page document and the attached Appendix. For more information on the Developing Capital Markets Focus Fund's investment objective and policies, please see page 4 of this document and the Appendix.

     THE DEVELOPING CAPITAL MARKETS FOCUS FUND INVESTS OR MAY INVEST IN HIGH YIELD BONDS (COMMONLY KNOWN AS "JUNK BONDS"), WHICH INVOLVE SPECIAL RISKS. SEE "INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS -- RISKS OF HIGH YIELD SECURITIES" IN THE APPENDIX TO THIS PROSPECTUS.
                           -------------------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON
THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.
                           -------------------------

     THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL 17, 1998, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE COMMISSION MAINTAINS A WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE AND OTHER INFORMATION ABOUT THE FUND. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

                               TABLE OF CONTENTS

                                       PAGE
                                       ----
  Financial Highlights...............     3
  Investment Objective and
     Policies........................     4
Appendix
  The Insurance Companies............   A-1
  Investment Objectives and Policies
     of the Funds....................   A-1
  Directors..........................   A-7

                                       PAGE
                                       ----
Investment Adviser...................   A-8
Portfolio Transactions and
  Brokerage..........................  A-11
Purchase of Shares...................  A-11
Redemption of Shares.................  A-11
Dividends, Distributions and Taxes...  A-11
Performance Data.....................  A-12
Additional Information...............  A-13

                           -------------------------

              MERRILL LYNCH ASSET MANAGEMENT -- INVESTMENT ADVISER MERRILL LYNCH FUNDS DISTRIBUTOR, INC. -- DISTRIBUTOR

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY STATE IN WHICH SUCH OFFER TO SELL OR SOLICITATION OF AN OFFER TO BUY MAY NOT LAWFULLY BE MADE.

                              FINANCIAL HIGHLIGHTS

     The financial information in the table below has been audited in conjunction with annual audits of the financial statements of each of the Company's Funds by Deloitte & Touche LLP, independent auditors. Financial Statements and the independent auditors' report thereon for the fiscal year ended December 31, 1997 are included in the Statement of Additional Information. The following per share data and ratios have been derived from information provided in the Fund's audited financial statements. Further information about the performance of the Fund is contained in the Fund's most recent annual report to shareholders, which may be obtained, without charge, by calling or by writing the Company at the telephone number or address on the front cover of this Prospectus.

                                                     DEVELOPING CAPITAL MARKETS FOCUS FUND (CLASS A)
                                                    --------------------------------------------------
                                                                                            FOR THE
                                                                                            PERIOD
                                                                                            MAY 2,
                                                     FOR THE YEAR ENDED DECEMBER 31,       1994+ TO
                                                    ---------------------------------    DECEMBER 31,
                                                      1997         1996        1995          1994
                                                    ---------    --------    --------    -------------
Increase (Decrease) In Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning of period..............  $  10.05     $  9.32     $  9.51        $ 10.00
                                                    --------     -------     -------        -------
Investment income -- net..........................       .11         .20         .20            .09
Realized and unrealized gain (loss) on investments
  and foreign currency transactions -- net........      (.75)        .76        (.30)          (.58)
                                                    --------     -------     -------        -------
Total from investment operations..................      (.64)        .96        (.10)          (.49)
                                                    --------     -------     -------        -------
Less dividends:
Investment income -- net..........................      (.19)       (.23)       (.09)            --
                                                    --------     -------     -------        -------
Total dividends...................................      (.19)       (.23)       (.09)            --
                                                    --------     -------     -------        -------
Net asset value, end of period....................  $   9.22     $ 10.05     $  9.32        $  9.51
                                                    ========     =======     =======        =======
Total Investment Return:**
Based on net asset value per share................     (6.53)%     10.59%      (1.08)%        (4.90)%#
                                                    ========     =======     =======        =======
Ratios To Average Net Assets:
Expenses, net of reimbursement....................      1.25%       1.25%       1.25%          1.29%*
                                                    ========     =======     =======        =======
Expenses..........................................      1.42%       1.31%       1.36%          1.35%*
                                                    ========     =======     =======        =======
Investment income -- net..........................      1.15%       2.42%       2.73%          2.18%*
                                                    ========     =======     =======        =======
Supplemental Data:
Net assets, end of period (in thousands)..........  $141,451     $95,599     $55,209        $36,676
                                                    ========     =======     =======        =======
Portfolio turnover................................     93.62%      87.33%      62.53%         29.79%
                                                    ========     =======     =======        =======
Average commission rate paid***...................  $  .0015     $ .0003          --             --
                                                    ========     =======     =======        =======

---------------
  * Annualized.

 ** Total investment returns exclude insurance-related fees and expenses.

*** For fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for purchases and sales of equity securities. The "Average Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into U.S. dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the rate shown.

  + Commencement of Operations.

 # Aggregate total investment return.

                       INVESTMENT OBJECTIVE AND POLICIES

     The investment objective of the Developing Capital Markets Focus Fund is to seek long-term capital appreciation by investing in securities, principally equities, of issuers in countries having smaller capital markets. Under normal conditions, at least 65% of the Fund's net assets will be invested in such equity securities. The investment objective of the Fund is a fundamental policy and may not be changed without approval of a majority of the Fund's outstanding shares. There can be no assurance that the Fund will achieve its investment objective. The Developing Capital Markets Focus Fund may employ a variety of investments and techniques to hedge against market and currency risk. See Annex B to the Appendix to this Prospectus. Investing on an international basis involves special considerations. Investing in smaller capital markets entails the risk of significant volatility in the Fund's security prices. See "Other Investments and Risks" below. The Developing Capital Markets Focus Fund is designed for investors seeking to complement their U.S. holdings through foreign investments. The Fund should be considered a long-term investment and a vehicle for diversification, and not as a balanced investment program. The Fund may not be appropriate as the exclusive investment to fund a variable annuity or variable life insurance contract ("Contract") for all Contract owners.

     For purposes of its investment objective, the Developing Capital Markets Focus Fund considers countries having smaller capital markets to be all countries other than the four countries having the largest equity market capitalizations. Currently, these four countries are Japan, the United Kingdom, the United States and Germany. At December 31, 1997, those countries' equity market capitalizations totalled approximately 75% of the world's equity market capitalization according to data provided by Morgan Stanley Capital International. The Fund will at all times, except during defensive periods, maintain investments in at least three countries having smaller capital markets.

     The Developing Capital Markets Focus Fund seeks to benefit from economic and other developments in smaller capital markets. The investment objective of the Fund reflects the belief that investment opportunities may result from an evolving long-term international trend favoring more market-oriented economies, a trend that may especially benefit certain countries having smaller capital markets. This trend may be facilitated by local or international political, economic or financial developments that could benefit the capital markets of such countries. Certain such countries, particularly so-called "emerging" countries (such as Malaysia, Mexico and Thailand) which may be in the process of developing more market-oriented economies, may experience relatively high rates of economic growth. Other countries (such as France, the Netherlands and Spain), although having relatively mature smaller capital markets, may also be in a position to benefit from local or international developments encouraging greater market orientation and diminishing governmental intervention in economic affairs.

     Many investors, particularly individuals, lack the information, capability or inclination to invest in countries having smaller capital markets. It also may not be permissible for such investors to invest directly in certain such markets. Unlike many intermediary investment vehicles, such as closed-end investment companies that invest in a single country, the Fund intends to diversify investment risk among the capital markets of a number of countries. The Fund will not necessarily seek to diversify investments on a geographical basis or on the basis of the level of economic development of any particular country.

     In its investment decision-making, Merrill Lynch Asset Management, L.P. (the "Investment Adviser") will emphasize the allocation of assets among certain countries' capital markets, rather than the selection of particular industries or issuers. Because of the general illiquidity of the capital markets in some countries, the Fund may invest in a relatively small number of leading or actively traded companies in a country's capital markets in the expectation that the investment experience of the securities of such companies will substantially represent the investment experience of the country's capital markets as a whole.

     The Developing Capital Markets Focus Fund also may invest in debt securities of issuers in countries having smaller capital markets. Capital appreciation in debt securities may arise as a result of a favorable change in relative foreign exchange rates, in relative interest rate levels, or in the creditworthiness of issuers. In accordance with its investment objective, the Fund will not seek to benefit from anticipated short-term fluctuations in currency exchange rates. The Fund may, from time to time, invest in debt securities with relatively high yields (as compared to other debt securities meeting the Fund's investment criteria), notwithstanding that the Fund may not anticipate that such securities will experience substantial capital appreciation. See "Other Investments and Risks" below. Such income can be used, however, to offset the operating expenses of the Fund.

     The Developing Capital Markets Focus Fund may invest in debt securities issued or guaranteed by foreign governments (including foreign states, provinces and municipalities) or their agencies and instrumentalities ("governmental entities"), issued or guaranteed by international organizations designated or supported by multiple foreign governmental entities (which are not obligations of foreign governments) to promote economic reconstruction or development ("supranational entities"), or issued by foreign corporations or financial institutions.

     Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the European Steel and Coal Community, the Asian Development Bank and the Inter-American Development Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

     For purposes of the Developing Capital Markets Focus Fund's investment objective, an issuer ordinarily will be considered to be located in the country where the primary trading market of its securities is located. The Fund, however, may consider a company to be located in countries having smaller capital markets, without reference to its domicile or to the primary trading market of its securities, when at least 50% of its non-current assets, capitalization, gross revenues or profits in any one of the two most recent fiscal years represents (directly or indirectly through subsidiaries) assets or activities located in such countries. The Fund also may consider closed-end investment companies to be located in the country or countries in which they primarily make their portfolio investments.

     The Developing Capital Markets Focus Fund may invest a significant portion of its assets in securities of foreign issuers in smaller capital markets. Foreign investments involve risks, which are often heightened for investments in smaller capital markets, including fluctuations in foreign exchange rates, future political and economic developments, different legal systems and the existence or possible imposition of exchange controls or other foreign or United States governmental laws or restrictions applicable to such investments. With respect to certain countries, there may be the possibility of expropriation of assets, confiscatory taxation, high rates of inflation, political or social instability or diplomatic developments which could affect investment in those countries. In addition, certain foreign investments may be subject to foreign withholding taxes. See "Other Investments and Risks" below.

     There may be less publicly available information about an issuer in a smaller capital market than would be available about a United States company, and it may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of United States companies. As a result, traditional investment measurements, such as price/earnings ratios, as used in the United States, may not be applicable in certain capital markets. Furthermore, smaller capital markets have substantially less volume than United States markets so securities in many smaller capital markets are less liquid and their prices may be more volatile than securities of comparable United States companies. See "Other Portfolio Strategies -- Foreign Securities" in the Appendix to this Prospectus.

OTHER INVESTMENTS AND RISKS

     In addition, the Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended, and which therefore may be subject to restrictions on their transfer or resale.

     The Developing Capital Markets Focus Fund has established no rating criteria for the debt securities in which it may invest, and such securities may not be rated at all for creditworthiness. Securities rated in the medium to lower rating categories of nationally recognized statistical rating organizations and unrated securities of comparable quality are predominantly speculative with respect to the capacity to pay interest and repay principal in accordance with the terms of the security and generally involve a greater volatility of price than securities in higher rating categories. In purchasing such securities, the Fund will rely on the Investment Adviser's judgment, analysis and experience in evaluating the creditworthiness of an issuer of such securities. The Investment Adviser will take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters. The Fund does not intend to purchase debt securities that are in default or which the Investment Adviser believes will be in default. See "Risks of High Yield Securities" in the Appendix to this Prospectus.

     The Developing Capital Markets Focus Fund invests in securities of foreign issuers. Investments in foreign securities, particularly those of non-governmental issuers, involve considerations and risks that are not ordinarily associated with investing in domestic issuers. These considerations and risks include changes in currency rates, currency exchange control regulations, the possibility of expropriation, confiscatory taxation, high rates of inflation, the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards, less liquidity and more volatility in foreign securities markets, the impact of political, social or diplomatic developments, and the difficulty of assessing economic trends in foreign countries. In addition, net investment income earned by the Fund on a foreign security may be subject to withholding and other taxes imposed by foreign governments, which will reduce the Fund's net investment income. The Fund may from time to time be substantially invested in non-dollar-denominated securities of foreign issuers. Changes in foreign currency exchange rates may affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments insofar as United States investors are concerned. Furthermore, the Fund's return on investments in non-dollar-denominated securities may be reduced or enhanced as a result of changes in foreign currency rates during the period in which the Fund holds such investments. See "Other Portfolio Strategies -- Foreign Securities" in the Appendix to this Prospectus.

     The Developing Capital Markets Focus Fund may engage in transactions, such as currency swaps and purchasing and selling options on currencies, for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the US dollar. Although such instruments will be used with the intention of hedging against adverse currency movements, transactions in such instruments involve the risk that anticipated currency movements will not be accurately predicted and that the Fund's hedging strategies will be ineffective and may cause the Fund to realize losses.

     The Developing Capital Markets Focus Fund may from time to time enter into standby commitment agreements and is authorized to write (i.e., sell) and purchase call and put options on securities held in its portfolio or securities indices the performance of which is substantially correlated with securities held in its portfolio, may engage in transactions in futures and may invest in securities the potential return of which is based on the change in particular measurements of value or rate (i.e., indexed and inverse securities).

     A further discussion of the foregoing investments and the risks associated with such investments is set forth in the Appendix to this Prospectus, including Annex B of the Appendix to this Prospectus, which includes a discussion of certain portfolio strategies relating to indexed and inverse securities, options, futures and foreign exchange transactions.

PROSPECTUS
APRIL 17, 1998

                       MERRILL LYNCH GOVERNMENT BOND FUND
                  of Merrill Lynch Variable Series Funds, Inc.

   P.O. Box 9011, Princeton, New Jersey 08543-9011 - Phone No. (609) 282-2800
                           -------------------------

     Merrill Lynch Government Bond Fund, formerly, Merrill Lynch Intermediate Government Bond Fund (the "Government Bond Fund") is a diversified fund whose objective is the highest possible current income consistent with the protection of capital afforded by investing in debt securities issued or guaranteed by the United States Government, its agencies or instrumentalities. The Government Bond Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its eighteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class A Common Stock for the Government Bond Fund pursuant to this Prospectus. This Prospectus consists of this four page document and the attached Appendix. For more information on the Government Bond Fund's investment objective and policies, please see page 4 of this document and the Appendix.
                           -------------------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON
THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.
                           -------------------------

     THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL 17, 1998, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE COMMISSION MAINTAINS A WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE AND OTHER INFORMATION ABOUT THE FUND. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

                               TABLE OF CONTENTS

                                       PAGE
                                       ----
  Financial Highlights...............     3
  Investment Objective and
     Policies........................     4
Appendix
  The Insurance Companies............   A-1
  Investment Objectives and Policies
     of the Funds....................   A-1
  Directors..........................   A-7

                                       PAGE
                                       ----
Investment Adviser...................   A-8
Portfolio Transactions and
  Brokerage..........................  A-11
Purchase of Shares...................  A-11
Redemption of Shares.................  A-11
Dividends, Distributions and Taxes...  A-11
Performance Data.....................  A-12
Additional Information...............  A-13

                           -------------------------

              MERRILL LYNCH ASSET MANAGEMENT -- INVESTMENT ADVISER MERRILL LYNCH FUNDS DISTRIBUTOR, INC. -- DISTRIBUTOR

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY STATE IN WHICH SUCH OFFER TO SELL OR SOLICITATION OF AN OFFER TO BUY MAY NOT LAWFULLY BE MADE.

                              FINANCIAL HIGHLIGHTS

     The financial information in the table below has been audited in conjunction with annual audits of the financial statements of each of the Company's Funds by Deloitte & Touche LLP, independent auditors. Financial Statements and the independent auditors' report thereon for the fiscal year ended December 31, 1997 are included in the Statement of Additional Information. The following per share data and ratios have been derived from information provided in the Fund's audited financial statements. Further information about the performance of the Fund is contained in the Fund's most recent annual report to shareholders, which may be obtained, without charge, by calling or by writing the Company at the telephone number or address on the front cover of this Prospectus.

                                                              GOVERNMENT BOND FUND (CLASS A)
                                                    --------------------------------------------------
                                                                                            FOR THE
                                                                                         PERIOD MAY 2,
                                                     FOR THE YEAR ENDED DECEMBER 31,       1994+ TO
                                                    ---------------------------------    DECEMBER 31,
                                                      1997         1996        1995          1994
                                                    ---------    --------    --------    -------------
Increase (Decrease) in Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning of period..............  $  10.40     $ 10.79     $  9.97        $ 10.00
                                                    --------     -------     -------        -------
Investment income -- net..........................       .63         .65         .62            .25
Realized and unrealized gain (loss) on
  investments -- net..............................       .25        (.36)        .81           (.07)
                                                    --------     -------     -------        -------
Total from investment operations..................       .88         .29        1.43            .18
                                                    --------     -------     -------        -------
Less dividends and distributions:
  Investment income -- net........................      (.63)       (.64)       (.61)          (.21)
  Realized gain on investments -- net.............      (.05)       (.04)         --             --
  In excess of realized gain on
     investments -- net...........................        --++        --          --             --
                                                    --------     -------     -------        -------
Total dividends and distributions.................      (.68)       (.68)       (.61)          (.21)
                                                    --------     -------     -------        -------
Net asset value, end of period....................  $  10.60     $ 10.40     $ 10.79        $  9.97
                                                    ========     =======     =======        =======
Total Investment Return:**
Based on net asset value per share................      8.88%       2.86%      14.83%          1.79%#
                                                    ========     =======     =======        =======
Ratios to Average Net Assets:
Expenses, net of reimbursement....................       .51%        .15%        .00%           .00%*
                                                    ========     =======     =======        =======
Expenses..........................................       .57%        .59%        .66%           .80%*
                                                    ========     =======     =======        =======
Investment income -- net..........................      6.26%       6.39%       6.28%          4.66%*
                                                    ========     =======     =======        =======
Supplemental Data:
Net assets, end of period (in thousands)..........  $179,820     $89,581     $40,996        $17,811
                                                    ========     =======     =======        =======
Portfolio turnover................................    117.65%      21.23%      45.39%        103.03%
                                                    ========     =======     =======        =======

---------------
 * Annualized.

** Total investment returns exclude insurance-related fees and expenses.

 + Commencement of Operations.

++ Amount is less than $.01 per share.

# Aggregate total investment return.

                       INVESTMENT OBJECTIVE AND POLICIES

     The investment objective of the Government Bond Fund is to seek the highest possible current income consistent with the protection of capital afforded by investing in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Under normal circumstances, all or substantially all of the Fund's assets will be invested in such securities. Depending on market conditions, an average maturity of six to fifteen years is anticipated. When, in the opinion of management, prevailing market or economic conditions warrant, a portion of the Fund may be invested in money market securities or a liquid asset fund to effectively utilize cash reserves. There can be no assurance that the Government Bond Fund will achieve its investment objective.

     Certain of the securities in which the Government Bond Fund invests are supported by the full faith and credit of the U.S. Government, such as U.S. Treasury obligations. Other of the securities in which the Fund invests are not supported by the full faith and credit of the U.S. Government but are issued by U.S. Government agencies, instrumentalities or government-sponsored enterprises. Such securities are generally supported only by the credit of the agency, instrumentality or enterprise issuing the security and are generally considered to have a low principal risk. However, because of the longer-term maturities of the securities in which the Fund will invest, interest rate fluctuations may adversely affect the market value of such securities. As interest rates rise, the value of fixed-income securities will fall, adversely affecting the net asset value of the Fund. The Fund should be considered a long-term investment and a vehicle for diversification, and not as a balanced investment program. The Fund may not be appropriate as the exclusive investment to fund a variable annuity or variable life insurance contract ("Contract") for all Contract owners.

     The U.S. Treasury Department has enacted regulations prescribing diversification standards to be met by investment company portfolios to which the investment base for any variable annuity policy has been allocated as a condition to such policies being treated as variable annuity contracts under the Internal Revenue Code of 1986, as amended. The regulations limit the percentage of the total assets of any investment company portfolio which may be invested in securities of any five or fewer issuers, including a requirement that no more than 55% of a portfolio's total assets be invested in the securities of any one issuer. Direct obligations of the U.S. Treasury are not excepted from the diversification requirements. Each government agency or instrumentality issuing, guaranteeing or insuring securities will be treated as a separate issuer for purposes of the diversification standards.

     In addition, the Government Bond Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended, and which therefore may be subject to restrictions on their transfer or resale. The Fund may also invest in securities the potential return of which is based on the change in particular measurements of value or rate (i.e., indexed securities). A further discussion of the investments described in this paragraph and the risks associated with such investments is set forth in the Appendix to this Prospectus, including Annex B of the Appendix to this Prospectus, which includes a discussion of certain portfolio strategies relating to indexed securities.

PROSPECTUS

APRIL 17, 1998

                          MERRILL LYNCH INDEX 500 FUND
                  of Merrill Lynch Variable Series Funds, Inc.
   P.O. Box 9011, Princeton, New Jersey 08543-9011 - Phone No. (609) 282-2800
                           -------------------------

     Merrill Lynch Index 500 Fund (the "Index 500 Fund") is a non-diversified fund whose objective is investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). The Index 500 Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its eighteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class A Common Stock for the Index 500 Fund pursuant to this Prospectus. This Prospectus consists of this four page document and the attached Appendix. For more information on the Index 500 Fund's investment objective and policies, please see page 3 of this document and the Appendix.
                           -------------------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON
THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.
                           -------------------------

     THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL 17, 1998, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE COMMISSION MAINTAINS A WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE AND OTHER INFORMATION ABOUT THE FUND. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

                               TABLE OF CONTENTS

                                       PAGE
                                       ----
  Financial Highlights...............     2
  Investment Objective and
     Policies........................     3
Appendix
  The Insurance Companies............   A-1
  Investment Objectives and Policies
     of the Funds....................   A-1
  Directors..........................   A-7

                                       PAGE
                                       ----
Investment Adviser...................   A-8
Portfolio Transactions and
  Brokerage..........................  A-11
Purchase of Shares...................  A-11
Redemption of Shares.................  A-11
Dividends, Distributions and Taxes...  A-11
Performance Data.....................  A-12
Additional Information...............  A-13

                           -------------------------

              MERRILL LYNCH ASSET MANAGEMENT -- INVESTMENT ADVISER MERRILL LYNCH FUNDS DISTRIBUTOR, INC. -- DISTRIBUTOR

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY STATE IN WHICH SUCH OFFER TO SELL OR SOLICITATION OF AN OFFER TO BUY MAY NOT LAWFULLY BE MADE.

                              FINANCIAL HIGHLIGHTS

     The financial information in the table below, has been audited in conjunction with annual audits of the financial statements of each of the Company's Funds by Deloitte & Touche LLP, independent auditors. Financial Statements and the independent auditors' report thereon for the fiscal year ended December 31, 1997 are included in the Statement of Additional Information. The following per share data and ratios have been derived from information provided in the Fund's audited financial statements. Further information about the performance of the Fund is contained in the Fund's most recent annual report to shareholders, which may be obtained, without charge, by calling or by writing the Company at the telephone number or address on the front cover of this Prospectus.

                                                                       INDEX 500
                                                                    FUND (CLASS A)
                                                              ---------------------------
                                                                                FOR THE
                                                                FOR THE         PERIOD
                                                                  YEAR         DEC. 13,
                                                                 ENDED         1996+ TO
                                                              DECEMBER 31,     DEC. 31,
                                                                  1997           1996
                                                              ------------    -----------
Increase (Decrease) in Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning of period........................    $  10.17        $ 10.00
                                                                --------        -------
Investment income -- net....................................         .17            .02
Realized and unrealized gain on investments -- net..........        3.16            .15
                                                                --------        -------
Total from investment operations............................        3.33            .17
                                                                --------        -------
Less dividends and distributions:
  Investment income -- net..................................        (.02)            --
  Realized gain on investments -- net.......................          --++           --
                                                                --------        -------
Total dividends and distributions...........................        (.02)            --
                                                                --------        -------
Net asset value, end of period..............................    $  13.48        $ 10.17
                                                                ========        =======
Total Investment Return:**
Based on net asset value per share..........................       32.81%          1.68%#
                                                                ========        =======
Ratios to Average Net Assets:
Expenses, net of reimbursement..............................         .34%           .00%*
                                                                ========        =======
Expenses....................................................         .40%           .60%*
                                                                ========        =======
Investment income -- net....................................        2.01%          3.08%*
                                                                ========        =======
Supplemental Data:
Net assets, end of period (in thousands)....................    $215,234        $10,752
                                                                ========        =======
Portfolio turnover..........................................       36.85%           .04%
                                                                ========        =======
Average commission rate paid................................    $  .0158        $ .0120
                                                                ========        =======

---------------
 * Annualized.

** Total investment returns exclude insurance-related fees and expenses.

 + Commencement of Operations.

++ Amount is less than $.01 per share.

# Aggregate total investment return.

                       INVESTMENT OBJECTIVE AND POLICIES

     The investment objective of the Index 500 Fund is to seek to provide investment results that, before expenses, correspond to the aggregate price and yield performance of the S&P 500 Index. There can be no assurance that the Fund will achieve its investment objective. The Fund should be considered a long-term investment and a vehicle for diversification, and not as a balanced investment program. The Fund may not be appropriate as the exclusive investment to fund a variable annuity or variable life insurance contract ("Contract") for all Contract owners.

     The S&P 500 Index is a market-weighted index composed of 500 common stocks issued by companies in a wide range of businesses and which collectively represent a substantial portion of all common stocks publicly traded in the U.S. The composition of the S&P 500 Index is determined by Standard & Poor's Rating Group ("Standard & Poor's"), a division of the McGraw-Hill Companies, Inc. Standard & Poor's criteria for selecting common stocks to include in the S&P 500 Index is based on factors such as market capitalization, trading activity and the adequacy of representation of particular industries, and favors U.S.-traded stocks of large companies that are among the most dominant in their industries. The S&P 500 Index is generally considered broadly representative of the performance of large-capitalization publicly traded common stocks in the U.S. The inclusion of a stock in the S&P 500 Index does not imply that Standard & Poor's believes the stock to be an attractive investment.

     The Index 500 Fund will not attempt to buy or sell securities based on Merrill Lynch Asset Management, L.P.'s (the "Investment Adviser") economic, financial or market analysis, but will instead employ a "passive" approach that attempts to remain invested at all times in a portfolio of assets the performance of which is expected to be strongly correlated with that of the S&P 500 Index. The Index 500 Fund may invest in all 500 stocks in the S&P 500 Index in approximately the same proportions as their weightings in the S&P 500 Index, or may invest in a statistically selected sample of the 500 stocks which comprise the S&P 500 Index designed, based on market capitalizations, industry weightings and financial attributes, to have aggregate investment characteristics similar to those of the S&P 500 Index as a whole. The Index 500 Fund may also (i) purchase common stocks not included in the S&P 500 Index as a proxy for certain common stocks included in the S&P 500 Index when the Investment Adviser believes it is an efficient means of replicating the performance of that index to do so, and (ii) invest in options and future contracts linked to the performance of the S&P 500 Index or of common stocks represented in the index.

     Under normal circumstances, it is expected that the Index 500 Fund will invest at least 90% (65% if the Index 500 Fund's assets are below $20 million) of its assets in common stocks represented in the S&P 500 Index and related options and futures contracts. The Index 500 Fund may invest a substantial portion of its assets in options and futures contracts in order to gain market exposure efficiently in the event of subscriptions, to maintain liquidity in the event of redemptions and to minimize trading costs. The Index 500 Fund may also invest in short-term fixed income instruments as cash reserves. The Index 500 Fund will not invest in short-term fixed income instruments, options or futures contracts for the purpose of implementing a defensive market strategy by lowering the Fund's exposure to common stocks to protect against a potential stock market decline, but instead will attempt to remain fully invested without regard to the Investment Adviser's market analysis. The Fund may, however, hold short-term fixed income instruments for temporary cash management purposes.

     The foregoing investment techniques are expected to be an effective means of substantially duplicating the aggregate price and yield performance of the S&P 500 Index at such times when the Index 500 Fund is not fully invested in all 500 stocks in the S&P 500 Index in approximately the same proportions as their weightings in that index. To the extent the Index 500 Fund utilizes the foregoing investment techniques, the Fund may not track the S&P 500 Index with the same degree of accuracy as the Fund would if it were fully invested in all 500 stocks in the S&P 500 Index in approximately the same proportions as their weightings in that index. However, the principal advantage of the foregoing investment techniques is to provide an efficient means to invest in the universe of stocks of the S&P 500 Index. The Fund is expected to provide broad diversification, and will seek to operate at low costs due to its "passive" approach to portfolio management and anticipated low portfolio turnover rate.

     In addition, the Index 500 Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended, and which therefore may be subject to restrictions on their transfer or resale. The Index 500 Fund may also invest in securities of foreign issuers to the extent such issuers are included in the S&P 500

Index. See "Other Portfolio Strategies -- Foreign Securities" in the Appendix to this Prospectus. The Fund is also authorized to write (i.e., sell) and purchase call and put options on securities held in its portfolio or securities indices the performance of which is substantially correlated with securities held in its portfolio and may engage in transactions in futures and may invest in securities the potential return of which is based on the change in particular measurements of value or rate (i.e., indexed securities). A further discussion of the investments described in this paragraph and the risks associated with such investments is set forth in the Appendix to this Prospectus, including Annex B of the Appendix to this Prospectus which includes a discussion of certain portfolio strategies relating to indexed securities, options and futures.

PROSPECTUS
APRIL 17, 1998

                     MERRILL LYNCH GLOBAL GROWTH FOCUS FUND
                  of Merrill Lynch Variable Series Funds, Inc.

   P.O. Box 9011, Princeton, New Jersey 08543-9011 - Phone No. (609) 282-2800
                           -------------------------

     Merrill Lynch Global Growth Focus Fund, (the "Global Growth Focus Fund") is a diversified fund whose objective is long-term growth of capital. The Global Growth Focus Fund will seek to achieve its investment objective by investing in a diversified portfolio of equity securities of issuers located in various foreign countries and the United States, placing particular emphasis on companies that have exhibited above-average growth rates in earnings. The Global Growth Focus Fund should be considered a long-term investment and a vehicle for diversification and not as a balanced investment program. The Global Growth Focus Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its eighteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class A Common Stock for the Global Growth Focus Fund pursuant to this Prospectus. This Prospectus consists of this four page document and the attached Appendix. THE GLOBAL GROWTH FOCUS FUND IS EXPECTED TO COMMENCE OPERATIONS IN JUNE 1998. For more information on the Global Growth Focus Fund's investment objective and policies, please see page 3 of this document and the Appendix.
                           -------------------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON
THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.
                           -------------------------

     THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL 17, 1998, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE COMMISSION MAINTAINS A WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE AND OTHER INFORMATION ABOUT THE FUND. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

                               TABLE OF CONTENTS

                                       PAGE
                                       ----
  Investment Objective and
     Policies........................     3
Appendix
  The Insurance Companies............   A-1
  Investment Objectives and Policies
     of the Funds....................   A-1
  Directors..........................   A-7
  Investment Adviser.................   A-8

                                       PAGE
                                       ----
Portfolio Transactions and
  Brokerage..........................  A-11
Purchase of Shares...................  A-11
Redemption of Shares.................  A-11
Dividends, Distributions and Taxes...  A-11
Performance Data.....................  A-12
Additional Information...............  A-13

                           -------------------------

              MERRILL LYNCH ASSET MANAGEMENT -- INVESTMENT ADVISER MERRILL LYNCH FUNDS DISTRIBUTOR, INC. -- DISTRIBUTOR

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY STATE IN WHICH SUCH OFFER TO SELL OR SOLICITATION OF AN OFFER TO BUY MAY NOT LAWFULLY BE MADE.

                       INVESTMENT OBJECTIVE AND POLICIES

     The investment objective of the Global Growth Focus Fund is to seek long-term growth of capital. The Global Growth Focus Fund will seek to achieve its investment objective by investing in a diversified portfolio of equity securities of issuers located in various foreign countries and the United States, placing particular emphasis on companies that have exhibited above-average growth rates in earnings. The Fund may be appropriate only for long-term investors who can assume the risk of loss of principal, and do not seek current income. There can be no assurance that the Global Growth Focus Fund will achieve its investment objective. The Global Growth Focus Fund may employ a variety of techniques, including derivative investments, in connection with certain trading strategies, including to hedge against market and currency risk, to enhance total return or to gain exposure to equity markets. See Annex B of the Appendix to this Prospectus. Investments on an international basis in foreign securities markets involve risks and special considerations not typically associated with investments in securities of United States issuers. See "Other Investments and Risks" below. The Fund should be considered a long-term investment and a vehicle for diversification, and not as a balanced investment program.

     Issuers may achieve above-average growth rates in earnings from a variety of factors including, but not limited to, above-average growth rates in sales, profit margin improvement, proprietary or niche products or services, leading market shares, and underlying strong industry growth. Management of the Fund believes that companies which possess above-average earnings growth frequently provide the prospect of above-average stock market returns, although such companies tend to have higher relative stock market valuations. Emphasis also will be given to companies having medium to large stock market capitalizations ($2 billion or more). Investment in companies with lower market capitalizations, especially those under $1 billion, may involve special risks including limited product lines, market or financial resources or a limited management group. In addition, many smaller company stocks trade less frequently and in smaller volume, and may be subject to more abrupt or erratic price movements or may be more sensitive to market fluctuations, than stocks of larger companies.

     The Global Growth Focus Fund will emphasize investments in equity securities, primarily common stock, and, to a lesser extent, securities convertible into common stock, preferred stock, rights to subscribe for common stock and other investments the return on which is determined by the performance of a common stock or a basket or index of common stocks. Under normal market conditions, at least 65% of the Fund's total assets will be invested in equity securities of issuers from at least three different countries. The Fund reserves the right, as a defensive measure and to provide for redemptions, to hold other types of securities, including non-convertible preferred stocks and debt securities rated investment grade by a nationally recognized statistical rating organization, U.S. Government and money market securities, including repurchase agreements, or cash, in such proportions, including up to 100%, as in the opinion of Merrill Lynch Asset Management L.P. (the "Investment Adviser") prevailing market or economic conditions warrant.

OTHER INVESTMENTS AND RISKS

     In addition, the Global Growth Focus Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended, and which therefore may be subject to restrictions on their transfer or resale.

     Because a substantial portion of the Fund's assets may be invested in securities of non-U.S. issuers, an investor in the Fund should be aware of certain risk factors and special considerations relating to international investing, which may involve risks that are not typically associated with investments in the securities of U.S. issuers. Investing on an international basis involves certain risks not involved in domestic investments, including fluctuations in foreign exchange rates, future political and economic developments, different legal systems and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Securities prices in different countries are subject to different economic, financial, political and social factors. Since the Fund invests heavily in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of securities in the Fund and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and therefore may affect the value of securities denominated in such currencies. In addition, with respect to certain foreign countries, there is the possibility of expropriation of assets, confiscatory taxation, difficulty in obtaining or enforcing a court judgment, economic, political or social instability or diplomatic developments that could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Certain foreign investments also may be subject to foreign withholding taxes, These risks often are heightened for investments in smaller, emerging capital markets. For additional information concerning the risks of investing in foreign securities. See "Other Portfolio Strategies -- Foreign Securities" in the Appendix to this Prospectus.

     The Global Growth Focus Fund may also engage in transactions, such as currency swaps and purchasing and selling options on currencies, for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar. The Fund is also authorized to write (i.e., sell) and purchase both call and put options on securities held in its portfolio, securities indices the performance of which is substantially correlated with securities held in its portfolio or on securities it intends to purchase and may also invest in futures and in securities the potential return of which is based on the change in particular measurements of value or rate (i.e., indexed securities).

     A further discussion of the foregoing investments and the risks associated with such investments is set forth in the Appendix to this Prospectus, including Annex B of the Appendix to this Prospectus, which includes a discussion of certain portfolio strategies relating to indexed securities, options, futures and foreign exchange transactions.

PROSPECTUS

APRIL 17, 1998

                        MERRILL LYNCH CAPITAL FOCUS FUND
                  of Merrill Lynch Variable Series Funds, Inc.
   P.O. Box 9011, Princeton, New Jersey 08543-9011 - Phone No. (609) 282-2800
                           -------------------------

     Merrill Lynch Capital Focus Fund (the "Capital Focus Fund") is a diversified fund whose objective is the highest total investment return consistent with prudent risk. The Capital Focus Fund will seek to achieve its investment objective through a fully managed investment policy utilizing equity, debt (including money market) and convertible securities. The Capital Focus Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its eighteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class A Common Stock for the Capital Focus Fund pursuant to this Prospectus. This Prospectus consists of this four page document and the attached Appendix. THE CAPITAL FOCUS FUND IS EXPECTED TO COMMENCE OPERATIONS IN JUNE 1998. For more information on the Capital Focus Fund's investment objective and policies, please see page 2 of this document and the Appendix.

     THE CAPITAL FOCUS FUND INVESTS OR MAY INVEST IN HIGH YIELD BONDS (COMMONLY KNOWN AS "JUNK BONDS"), WHICH INVOLVE SPECIAL RISKS. SEE "INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS -- RISKS OF HIGH YIELD SECURITIES" IN THE APPENDIX TO THIS PROSPECTUS.
                           -------------------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON
THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.
                           -------------------------

     THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL 17, 1998, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE COMMISSION MAINTAINS A WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE AND OTHER INFORMATION ABOUT THE FUND. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

                               TABLE OF CONTENTS

                                       PAGE
                                       ----
  Investment Objective and
     Policies........................     2
Appendix
  The Insurance Companies............   A-1
  Investment Objectives and Policies
     of the Funds....................   A-1
  Directors..........................   A-7
  Investment Adviser.................   A-8

                                       PAGE
                                       ----
Portfolio Transactions and
  Brokerage..........................  A-11
Purchase of Shares...................  A-11
Redemption of Shares.................  A-11
Dividends, Distributions and Taxes...  A-11
Performance Data.....................  A-12
Additional Information...............  A-13

                           -------------------------

              MERRILL LYNCH ASSET MANAGEMENT -- INVESTMENT ADVISER MERRILL LYNCH FUNDS DISTRIBUTOR, INC. -- DISTRIBUTOR

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY STATE IN WHICH SUCH OFFER TO SELL OR SOLICITATION OF AN OFFER TO BUY MAY NOT LAWFULLY BE MADE.

                       INVESTMENT OBJECTIVE AND POLICIES

     The Capital Focus Fund's investment objective is to achieve the highest total investment return consistent with prudent risk. To do this, management of the Fund shifts the emphasis among equity, debt (including money market) and convertible securities. This flexible, total investment return approach is called a "fully managed" investment policy. It distinguishes the Capital Focus Fund from other investment companies, which often seek either capital growth or current income. This approach permits management of the Fund to vary investment policy based on its evaluation of changes in economic and market trends. Total investment return is the aggregate of income and capital value changes. Consistent with this policy, the Capital Focus Fund's portfolio may, at any given time, be invested substantially in equity securities, corporate bonds or money market securities. It is the expectation of management that, over longer periods, a major portion of the Fund's portfolio will consist of equity securities of larger market capitalization, quality companies. There can be no assurance that the Fund will achieve its investment objective. The Capital Focus Fund may employ a variety of investments and techniques to hedge against market and currency risk. See Annex B to the Appendix to this Prospectus

     The Capital Focus Fund's investment philosophy is based on the belief that, as in the past, the structure of the United States' economy and the economies and securities markets of other countries will undergo continuous change. Thus, the fully managed approach puts maximum emphasis on investment flexibility. The two principal features of the Fund's management approach are flexibility and concentration in "quality" companies.

     Flexibility. The Capital Focus Fund's fully managed investment approach makes use of equity, debt (including money market) and convertible securities. Freedom to move among these different types of securities as prevailing trends change is the keystone of the Fund's investment policy.

     Concentration in "Quality" Companies. The earnings of quality companies generally tend to grow consistently. Their internal strengths -- good financial resources, a strong balance sheet, satisfactory rate of return on capital, a good industry position and superior management skills -- give the Fund confidence that these companies consistently will perform at high levels. The Fund considers quality companies to be those that conform most closely to these characteristics. Most of the Fund's equity portfolio is in the common stocks of these quality companies.

     Sometimes, to reduce risk and to achieve the highest total investment return, the Capital Focus Fund may invest in other securities:

     -- Non-convertible, long-term debt securities, including "deep discount" corporate debt securities, mortgage-backed securities issued or guaranteed by governmental entities or private issuers, and debt securities issued or guaranteed by governments, their agencies and instrumentalities. Such debt securities generally will be "investment grade." However, the Fund has established no rating criteria for the debt securities in which it may invest, and the Fund may invest in securities that are rated below Baa by Moody's Investors Service, Inc. ("Moody's") or below BBB by Standard & Poor's Ratings Services ("S&P") or which, in the judgment of Merrill Lynch Asset Management, L.P. (the "Investment Adviser") possess similar credit characteristics. Such securities, sometimes referred to as "high yield/high risk securities" or "junk bonds", are predominantly speculative with respect to the capacity to pay interest and repay principal in accordance with the terms of the security and generally involve a greater volatility of price than securities in higher rating categories. See "Other Investment and Risks" below and "Risks of High Yield Securities" in the Appendix to this Prospectus. The Fund does not intend to purchase debt securities that are in default or which the Investment Adviser believes will be in default. The Fund does not intend to invest in excess of 35% of its total assets in securities that are rated below Baa by Moody's or below BBB by S&P or that the Investment Adviser believes have characteristics similar to those securities.

     -- Convertible securities, i.e., fixed income issues that give the owner the option of a later exchange for common stock. Convertible securities entitle the holder to receive interest payments paid on corporate debt securities or the dividend preference on a preferred stock until such time as the convertible security matures or is redeemed or until the holder elects to exercise the conversion privilege. The value of convertible securities is influenced by both the yield of nonconvertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its "investment value." To the extent interest rates change, the investment value of the convertible security typically will fluctuate. However, at the same time, the value of the convertible security will be influenced by its "conversion value," which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock. If, because of a low price for the common stock, the conversion value is substantially below the investment value of the convertible security, the price of the convertible security will be governed principally by its investment value.

     -- Cash or money-market securities to produce interest income during periods of defensive investment.

     The Investment Adviser expects that over longer periods a larger portion of the Fund's portfolio will consist of equity securities. However, the flexible fully managed investment approach enables the Fund to switch its emphasis to debt and convertible securities if, in the opinion of the Investment Adviser, prevailing market or economic conditions warrant. The Investment Adviser will determine the emphasis among equity and debt securities, including convertible securities, based on its evaluation as to the types of securities presently providing the opportunity for the highest total investment return consistent with prudent risk.

OTHER INVESTMENTS AND RISKS

     In addition, the Capital Focus Fund may purchase securities that are not registered under the Securities Act of 1933, as amended, and which therefore may be subject to restrictions on their transfer or resale.

     The Capital Focus Fund may invest up to 25% of its total assets in securities of foreign issuers. Investments in securities of foreign issuers involve certain risks, including fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. In addition, foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of U.S. companies. The foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to the Fund due to subsequent declines in the value of such portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. To the extent such investments are subject to withholding or other taxes or to regulations relating to repatriation of assets, the Fund's distributable income will be reduced. The prices of securities in different countries may be subject to different economic, financial, political and social factors.

     The Capital Focus Fund may from time to time be invested in non-dollar-denominated securities of foreign issuers. Changes in foreign currency exchange rates may affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments insofar as United States investors are concerned. Furthermore, the Fund's return on investments in non-dollar-denominated securities may be reduced or enhanced as a result of changes in foreign currency rates during the period in which the Fund holds such investments. See "Other Portfolio Strategies-Foreign Securities" in the Appendix to this Prospectus.

     The Capital Focus Fund has established no rating criteria for the debt securities in which it may invest, and such securities may not be rated at all for creditworthiness. Securities rated in the medium to lower rating categories of nationally recognized statistical rating organizations and unrated securities of comparable quality are predominantly speculative with respect to the capacity to pay interest and repay principal in accordance with the terms of the security and generally involve a greater volatility of price than securities in higher rating categories. In purchasing such securities, the Fund will rely on the Investment Adviser's judgment, analysis and experience in evaluating the creditworthiness of an issuer of such securities. The Investment Adviser will take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters. The Fund does not intend to purchase debt securities that are in default or that the Investment Adviser believes will be in default. See "Risks of High Yield Securities" in the Appendix to this Prospectus.

     Among the risks to which an investment in the Capital Focus Fund is subject are interest rate risk and credit risk. Interest rate risk is the risk that the portion of the Fund's net asset value attributable to the Fund's fixed-income securities may fall when interest rates rise and rise when interest rates fall. In general, fixed-income securities with longer maturities will be subject to greater volatility resulting from interest rate fluctuations than will fixed-income securities with shorter maturities. Credit risk is the risk that an issuer of fixed-income securities that the Fund owns will not make timely payments of interest or repayments of principal from the issuer. Credit risk is generally greater in lower-rated securities.

     The Capital Focus Fund may invest in the securities of smaller or emerging growth companies. The securities of smaller or emerging growth companies may be subject to more abrupt or erratic market movements than larger, more established companies or the market average in general. These companies may have limited product lines, markets or financial resources, or they may be dependent on a limited management group.

     The Capital Focus Fund may engage in transactions, such as currency swaps and purchasing and selling options on currencies, for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the US dollar. Although such instruments will be used with the intention of hedging against adverse currency movements, transactions in such instruments involve the risk that anticipated currency movements will not be accurately predicted and that the Fund's hedging strategies will be ineffective and may cause the Fund to realize losses.

     The Capital Focus Fund may from time to time write (i.e., sell) covered call options on its portfolio securities.

     A further discussion of the foregoing investments and the risks associated with such investments is set forth in the Appendix of this Prospectus, including Annex B of the Appendix to this Prospectus, which includes a discussion of certain portfolio strategies relating to options and foreign exchange transactions.

                   MERRILL LYNCH VARIABLE SERIES FUNDS, INC.

                                    APPENDIX

     This Appendix constitutes part of the Prospectus for the Class A Shares of Merrill Lynch Domestic Money Market Fund, Merrill Lynch Reserve Assets Fund, Merrill Lynch Prime Bond Fund, Merrill Lynch High Current Income Fund, Merrill Lynch Quality Equity Fund, Merrill Lynch Special Value Focus Fund, Merrill Lynch Natural Resources Focus Fund, Merrill Lynch American Balanced Fund, Merrill Lynch Global Strategy Focus Fund, Merrill Lynch Basic Value Focus Fund, Merrill Lynch Global Bond Focus Fund, Merrill Lynch Global Utility Focus Fund, Merrill Lynch International Equity Focus Fund, Merrill Lynch Developing Capital Markets Focus Fund, Merrill Lynch Government Bond Fund, Merrill Lynch Global Growth Focus Fund, Merrill Lynch Capital Focus Fund and Merrill Lynch Index 500 Fund (hereinafter referred to as the "Funds" or individually as a "Fund").

                               TABLE OF CONTENTS

THE INSURANCE COMPANIES.....................................   A-1

INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS.............   A-1

DIRECTORS...................................................   A-7

INVESTMENT ADVISER..........................................   A-8

PORTFOLIO TRANSACTIONS AND BROKERAGE........................  A-11

PURCHASE OF SHARES..........................................  A-11

REDEMPTION OF SHARES........................................  A-11

DIVIDENDS, DISTRIBUTIONS AND TAXES..........................  A-11

PERFORMANCE DATA............................................  A-12

ADDITIONAL INFORMATION......................................  A-13
ANNEX A--  DESCRIPTION OF TEMPORARY INVESTMENTS AND CORPORATE BOND
           RATINGS.....................................................   Annex A-1

ANNEX
  B --     DESCRIPTION OF DERIVATIVE INSTRUMENTS.......................   Annex B-1

                                    APPENDIX

                            THE INSURANCE COMPANIES

     Shares of the Funds currently are sold to separate accounts ("Separate Accounts") of Merrill Lynch Life Insurance Company ("MLLIC") and ML Life Insurance Company of New York ("ML of New York"), as well as other insurance companies not affiliated with MLLIC or ML of New York (together with MLLIC and ML of New York, "Insurance Companies") to fund certain variable life insurance contracts and/or variable annuities (together, "Contracts") issued by such companies. The rights of the Insurance Companies as shareholders should be distinguished from the rights of a Contract owner, which are set forth in the Contract. A Contract owner has no interest in the shares of a Fund, but only in the Contract. A Contract is described in the prospectus for that Contract. That prospectus describes the relationship between increases or decreases in the net asset value of shares of a Fund, and any distributions on such shares, and the benefits provided under a Contract. The prospectus for the Contracts also describes various fees payable to the Insurance Companies and charges to the Separate Accounts made by the Insurance Companies with respect to the Contracts. Since shares of the Funds will be sold only to the Insurance Companies for the Separate Accounts, the terms "shareholder" and "shareholders" in this Prospectus refer to the Insurance Companies. MLLIC and ML of New York are wholly owned subsidiaries of ML&Co., as is the Investment Adviser.

                INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

INVESTMENT OBJECTIVES

     Each Fund of the Company has its own investment objective, which it pursues through separate investment policies as described in the Fund's Prospectus (of which this Appendix is a part). The differences in objectives and policies among the Funds can be expected to affect the return of each Fund and the degree of market and financial risk to which each Fund is subject. Each Fund is classified as "diversified," as defined in the Investment Company Act of 1940, as amended (the "Investment Company Act" or the "Act") except for the Developing Capital Markets Focus Fund, the Global Bond Focus Fund, the Global Strategy Focus Fund, the Index 500 Fund, and the Natural Resources Focus Fund, each of which is classified as "non-diversified." The investment objectives and classification of each Fund may not be changed without the approval of the holders of a majority of the outstanding shares of each Fund affected.

     Fixed Income Security Ratings. No Fund other than the Developing Capital Markets Focus Fund, the High Current Income Fund, the Capital Focus Fund and the International Equity Focus Fund invests in fixed-income securities rated below investment grade (i.e., securities rated Ba or below by Moody's Investors Service, Inc. ("Moody's") or BB or below by Standard & Poor's Ratings Group ("Standard & Poor's") at the time of investment). However, securities purchased by a Fund may subsequently be downgraded. Such securities may continue to be held and will be sold only if, in the judgment of the Investment Adviser, it is advantageous to do so. Securities in the lowest category of investment grade debt securities may have speculative characteristics, which may lead to weakened capacity to pay interest and principal during periods of adverse economic conditions. See Annex A of this Appendix for a fuller description of corporate bond ratings.

NON-DIVERSIFIED FUNDS

     The Developing Capital Markets Focus, Global Bond Focus, Global Strategy Focus, Index 500, and Natural Resources Focus Funds are classified as non-diversified investment companies under the Investment Company Act. However, each Fund will have to limit its investments to the extent required by the diversification requirements applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code" or the "Internal Revenue Code"). To qualify as a regulated investment company, a Fund, at the close of each fiscal quarter, may not have more than 25% of its total assets invested in the securities (except obligations of the U.S. Government, its agencies or instrumentalities) of any one issuer and with respect to 50% of its assets, (i) may not have more than 5% of its total assets invested in the securities of any one issuer and (ii) may not own more than 10% of the outstanding voting securities of any one issuer.

INVESTMENT RESTRICTIONS

     The Company has adopted a number of restrictions and policies relating to the investment of its assets and its activities which are fundamental policies and may not be changed without the approval of the holders of the Company's outstanding voting securities (including a majority of the shares of each Fund). Investors are referred to the Statement of Additional Information for a complete description of such restrictions and policies.

OTHER PORTFOLIO STRATEGIES

     Restricted Securities. Each of the Funds is subject to limitations on the amount of illiquid securities it may purchase; however, each Fund may purchase without regard to that limitation certain securities that are not registered under the Securities Act of 1933, as amended (the "Securities Act"), including
(a) commercial paper exempt from registration under Section 4(2) of the Securities Act, and (b) securities that can be offered and sold to "qualified institutional buyers" under Rule 144A under the Securities Act, provided that the Company's Board of Directors continuously determines, based on the trading markets for the specific Rule 144A security, that it is liquid. The Board of Directors may adopt guidelines and delegate to the Investment Adviser the daily function of determining and monitoring liquidity of restricted securities. The Board has determined that securities sold under Rule 144A that are freely tradeable in their primary market offshore should be deemed liquid. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations.

     Since it is not possible to predict with assurance exactly how the market for restricted securities sold and offered under Rule 144A will develop, the Board of Directors will carefully monitor the Funds' investments in these securities, focusing on such factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

     Foreign Securities. The Basic Value Focus, Developing Capital Markets Focus, Special Value Focus, Global Strategy Focus, Global Bond Focus, Global Utility Focus, High Current Income, International Equity Focus, Natural Resources Focus, Prime Bond, Quality Equity, Global Growth Focus, Capital Focus and Reserve Assets Funds may invest in securities of foreign issuers. The Index 500 Fund may also invest in securities of foreign issuers to the extent such issuers are included in the Standard & Poor's 500 Composite Stock Price Index (the "S&P Index"). Investments in foreign securities, particularly those of non-governmental issuers, involve considerations and risks which are not ordinarily associated with investing in domestic issuers. These considerations and risks include changes in currency rates, currency exchange control regulations, the possibility of expropriation, the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards, less liquidity and more volatility in foreign securities markets, the impact of economic, political, social or diplomatic developments, and the difficulty of assessing economic trends in foreign countries. Foreign legal systems may differ from the U.S. legal system, and if it should become necessary, a Fund could encounter greater difficulties in invoking legal processes abroad than would be the case in the United States. Transaction costs in foreign securities may be higher. The operating expense ratio of a Fund investing in foreign securities can be expected to be higher than that of an investment company investing exclusively in United States securities because the expenses of the Fund, such as custodial costs, are higher. In addition, net investment income earned by a Fund on a foreign security may be subject to withholding and other taxes imposed by foreign governments which will reduce a Fund's net investment income. The Investment Adviser will consider these and other factors before investing in foreign securities, and will not make such investments unless, in its opinion, such investments will meet the standards and objectives of a particular Fund. No Fund that may invest in foreign securities, other than the Natural Resources Focus and Global Strategy Focus Funds, will concentrate its investments in any particular country. The Developing Capital Markets Focus, Global Bond Focus, Global Strategy Focus, Global Utility Focus, International Equity Focus, Global Growth Focus Fund and Natural Resources Focus Funds may from time to time be substantially invested in non-dollar-denominated securities of foreign issuers. For a Fund that invests in foreign securities denominated or quoted in currencies other than the United States dollar, changes in foreign currency exchange rates may directly affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments insofar as United States investors are concerned, and a Fund's return on investments in non-dollar-denominated securities may be reduced or enhanced as a result of changes in foreign currency rates during the period in which the Fund holds such investments. Foreign currency exchange rates are determined by forces of supply and demand in the foreign exchange markets. These forces are, in turn, affected by international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. With respect to certain countries, there may be the possibility of expropriation of assets, confiscatory taxation, high rates of inflation, political or social instability or diplomatic developments which could affect investment in those countries. Each Fund of the Company other than the Developing Capital Markets Focus, Global Bond Focus, Global Strategy Focus, Global Utility Focus, International Equity Focus, Natural Resources Focus, Global Growth Focus, Capital Focus Fund and Quality Equity Funds will purchase only securities issued in dollar denominations.

     The securities markets of many countries at times in the past have moved relatively independently of one another due to different economic, financial, political and social factors. When such lack of correlation, or negative correlation, in movements of these securities markets occurs, it may reduce risk for a Fund's portfolio as a whole. This negative correlation also may offset unrealized gains a Fund has derived from movements in a particular market. To the extent the various markets move independently, total portfolio volatility is reduced when the various markets are combined into a single portfolio. Of course, movements in the various securities markets may be offset by changes in foreign currency exchange rates. Exchange rates frequently move independently of securities markets in a particular country. As a result, gains in a particular securities market may be affected by changes in exchange rates.

     Each of the International Equity Focus Fund and Developing Capital Markets Focus Fund may invest a significant portion of its assets in securities of foreign issuers in smaller capital markets, while each of the other Funds which is permitted to invest in foreign securities may from time to time invest in securities of such foreign issuers. Foreign investments involve risks, including fluctuations in foreign exchange rates, future political and economic developments, different legal systems, the existence or possible imposition of exchange controls, or other foreign or United States governmental laws or restrictions, that are often heightened for investments in smaller capital markets.

     There may be less publicly available information about an issuer in a foreign market, particularly one in a smaller capital market, than would be available about a United States company, and it may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of United States companies. As a result, traditional investment measurements, such as price/earnings ratios, as used in the United States, may not be applicable in certain capital markets.

     Smaller capital markets, while often growing in trading volume, have substantially less volume than United States markets, and securities in many smaller capital markets are less liquid and their prices may be more volatile than securities of comparable United States companies. Brokerage commissions, custodial services, and other costs relating to investment in smaller capital markets are generally more expensive than in the United States. Such markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Further, satisfactory custodial services for investment securities may not be available in some countries having smaller capital markets, which may result in a Fund which invests in these markets incurring additional costs and delays in transporting and custodying such securities outside such countries. Delays in settlement could result in temporary periods when assets of such a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. There is generally less government supervision and regulation of exchanges, brokers and issuers in countries having smaller capital markets than there is in the United States.

     As a result, management of a Fund that invests in foreign securities may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular country. A Fund may invest in countries in which foreign investors, including management of the Fund, have had no or limited prior experience.

     Certain of the Funds may invest in debt securities issued by foreign governments. Investments in foreign government debt securities, particularly those of emerging market country governments, involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. The issuer or governmental authority that controls the repayment of an emerging market country's debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A debtor's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, and, in the case of a government debtor, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole and the political constraints to which a government debtor may be subject. Government debtors may default on their debt and may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. Holders of government debt, including the Fund, may be requested to participate in the rescheduling of such debt and to extend further loans to government debtors.

     As a result of the foregoing, a government obligor may default on its obligations. If such an event occurs, a Fund may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government debt securities to obtain recourse may be subject to the political climate in the relevant country. Government obligors in developing and emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. Some issuers of the government debt securities in which a Fund may invest have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements.

     The Global Utility Focus Fund, International Equity Focus Fund, Developing Capital Markets Focus Fund, Capital Focus Fund and the Global Growth Focus Fund may invest in the securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or other securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by an American bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Generally, ADRs, which are issued in registered form, are designated for use in the United States securities markets, and EDRs, which are issued in bearer form, are designed for use in European securities markets. The Funds may invest in ADRs and EDRs through both sponsored and unsponsored arrangements. In a sponsored ADR or EDR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository's transaction fees, whereas in an unsponsored arrangement the foreign issuer assumes no obligations and the depository's transaction fees are paid by the ADR or EDR holders. Foreign issuers in respect of whose securities unsponsored ADRs or EDRs have been issued are not necessarily obligated to disclose material information in the markets in which the unsponsored ADRs or EDRs are traded and, therefore, there may not be a correlation between such information and the market value of such securities.

     The Developing Capital Markets Focus and International Equity Focus Funds intend to invest in securities of foreign issuers in smaller capital markets. Some countries with smaller capital markets prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund. As illustrations, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company which may have less advantageous terms than securities of the company available for purchase by nationals.

     A number of countries, such as South Korea, Taiwan and Thailand, have authorized the formation of closed-end investment companies to facilitate indirect foreign investment in their capital markets. In accordance with the Investment Company Act, the Developing Capital Markets Focus, Global Growth Focus and International Equity Focus Funds each may invest up to 10% of its total assets in securities of such closed-end investment companies. This restriction on investments in securities of closed-end investment companies may limit opportunities for the Fund to invest indirectly in certain smaller capital markets. Shares of certain closed-end investment companies may at times be acquired only at market prices representing premiums to their net asset values. If a Fund acquires shares in closed-end investment companies, shareholders would bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of such closed-end investment companies. A Fund also may seek, at its own cost, to create its own investment entities under the laws of certain countries.

     In some countries, banks or other financial institutions may constitute a substantial number of the leading companies or the companies with the most actively traded securities. Also, the Investment Company Act restricts a Fund's investments in any equity security of an issuer which, in its most recent fiscal year, derived more than 15% of its revenues from "securities related activities," as defined by the rules thereunder. These provisions may also restrict a Fund's investments in certain foreign banks and other financial institutions.

     Rules adopted under the Investment Company Act permit the Funds to maintain their foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Certain banks in foreign countries may not be eligible sub-custodians for the Funds, in which event the Funds may be precluded from purchasing securities in certain foreign countries in which they otherwise would invest or the Funds may incur additional costs and delays in providing transportation and custody services for such securities outside of such countries. The Funds may encounter difficulties in effecting on a timely basis portfolio transactions with respect to any securities of issuers held outside their countries. Other banks that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain countries there may be legal restrictions or limitations on the ability of the Funds to recover assets held in custody by foreign sub-custodians in the event of the bankruptcy of the sub-custodian.

     Lending of Portfolio Securities. Each Fund of the Company may from time to time lend securities (but not in excess of 20% or, in the case of the Global Growth Focus Fund 33 1/3%) of its total assets from its portfolio to brokers, dealers and financial institutions and receive collateral in cash or securities issued or guaranteed by the U.S. Government which, while the loan is outstanding, will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities plus accrued interest. Such cash collateral will be invested in short-term securities, the income from which will increase the return to the Fund.

     Forward Commitments. Each of the Funds may purchase securities on a when-issued basis, and they may purchase or sell such securities for delayed delivery. These transactions occur when securities are purchased or sold by a Fund with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to the Fund at the time of entering into the transaction. The value of the security on the delivery date may be more or less than its purchase price. A Fund entering into such transactions will maintain a segregated account with its custodian of cash or liquid securities in an aggregate amount equal to the amount of its commitments in connection with such delayed delivery and purchase transactions.

     Standby Commitment Agreements. The Developing Capital Markets Focus, Global Utility Focus, Global Growth Focus and High Current Income Funds may from time to time enter into standby commitment agreements. Such agreements commit the respective Fund, for a stated period of time, to purchase a stated amount of a fixed income security which may be issued and sold to the Fund at the option of the issuer. The price and coupon of the security is fixed at the time of the commitment. At the time of entering into the agreement the Fund is paid a commitment fee which is typically approximately 0.5% of the aggregate purchase price of the security which the Fund has committed to purchase. The Fund will at all times maintain a segregated account with its custodian of cash or liquid securities in an amount equal to the purchase price of the securities underlying the commitment. There can be no assurance that the securities subject to a standby commitment will be issued, and the value of the security, if issued, on the delivery date may be more or less than its purchase price.

     Portfolio Strategies Involving Indexed and Inverse Securities, Options, Futures and Foreign Exchange Transactions. Certain Funds may use derivative instruments, including indexed and inverse securities, options and futures and purchase and sell foreign exchange. Transactions involving such instruments expose these Funds to certain risks. Each Fund's use of these instruments and the associated risks are described in detail in Annex B of the Appendix attached to this Prospectus.

RISKS OF HIGH YIELD SECURITIES

     The Developing Capital Markets Focus Fund, High Current Income Fund, International Equity Focus Fund and Capital Focus Fund may invest a substantial portion of their assets in high yield, high risk securities or junk bonds, which are regarded as being predominantly speculative as to the issuer's ability to make payments of principal and interest. Investment in such securities involves substantial risk. Issuers of junk bonds may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher-rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During recessionary periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of junk bonds because such securities may be unsecured and may be subordinated to other creditors of the issuer. While the high yield securities in which the Developing Capital Markets Focus Fund, High Current Income Fund, International Equity Focus Fund and Capital Focus Fund may invest normally do not include securities which, at the time of investment, are in default or the issuers of which are in bankruptcy, there can be no assurance that such events will not occur after a Fund purchases a particular security, in which case a Fund may experience losses and incur costs.

     In an effort to minimize the risk of issuer default or bankruptcy, the Developing Capital Markets Focus Fund, High Current Income Fund, International Equity Focus Fund and Capital Focus Fund each will diversify its holdings among many issuers. However, there can be no assurance that diversification will protect a Fund from widespread defaults brought about by a sustained economic downturn.

     High yield securities frequently have call or redemption features that would permit an issuer to repurchase the security from the Fund. If a call were exercised by the issuer during a period of declining interest rates, the Fund likely would have to replace such called security with a lower yielding security, thus decreasing the net investment income to the Fund and dividend to shareholders.

     High yield securities tend to be more volatile than higher-rated fixed-income securities, so that adverse economic events may have a greater impact on their prices and yields than on higher-rated fixed-income securities. Zero coupon bonds and bonds which pay interest and/or principal in additional bonds rather than in cash are especially volatile. Like higher-rated fixed-income securities, junk bonds are generally purchased and sold through dealers who make a market in such securities for their own accounts. However, there are fewer dealers in this market, which may be less liquid than the market for higher-rated fixed-income securities, even under normal economic conditions. Also, there may be significant disparities in the prices quoted for such bonds by various dealers. Adverse economic conditions or investor perceptions (whether or not based on economic fundamentals) may impair the liquidity of this market, and may cause the prices the Developing Capital Markets Focus Fund, High Current Income Fund, International Equity Focus Fund and Capital Focus Fund receive for their junk bonds to be reduced, or a Fund may experience difficulty in liquidating a portion of its portfolio when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. Under such conditions, judgement may play a greater role in valuing certain of each Fund's portfolio securities than in the case of securities trading in a more liquid market.

     It is expected that a significant portion of the high yield securities acquired by the Capital Focus Fund will be purchase upon issuance, which may involve special risks because the securities so acquired are new issues. In such instances the Capital Focus Fund may be a substantial purchaser of the issue and therefore have the opportunity to participate in structuring the terms of the offering. Although this may enable the Capital Focus Fund to seek to protect itself against certain of such risks, the considerations discussed herein would nevertheless remain applicable.

     Adverse publicity and investor perceptions, which may not be based on fundamental analysis, also may decrease the value and liquidity of junk bonds, particularly in a thinly traded market. Factors adversely affecting the market value of such securities are likely to affect adversely the net asset value of the Developing Capital Markets Focus Fund, High Current Income Fund, Capital Focus Fund and International Equity Focus Fund. In addition, each Fund may incur additional expenses to the extent that it is required to seek recovery upon a default on a portfolio holding or to participate in the restructuring of the obligation.

     Sovereign Debt. The junk bonds in which the Developing Capital Markets Focus Fund, High Current Income Fund, Capital Focus Fund and International Equity Focus Fund may invest include junk bonds issued by sovereign entities. Investment in such sovereign debt involves a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to timely service its debts. Consequently, governmental entities may default on their sovereign debt.

     Holders of sovereign debt, including the Developing Capital Markets Focus Fund, High Current Income Fund, Capital Focus Fund and International Equity Focus Fund, may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In the event of a default by a governmental entity, there may be few or no effective legal remedies available to a Fund and there can be no assurance a Fund will be able to collect on defaulted sovereign debt in whole or in part.

INSURANCE LAW RESTRICTIONS

     In order for shares of the Company's Funds to remain eligible investments for the Separate Accounts, it may be necessary, from time to time, for a Fund to limit its investments in certain types of securities in accordance with the insurance laws or regulations of the various states in which the Contracts are sold.

     The New York insurance law requires that investments of each Fund be made with the degree of care of an "ordinarily prudent person." The Investment Adviser believes that compliance with this standard will not have any negative impact on the performance of any of the Funds.

OTHER CONSIDERATIONS

     The Investment Adviser will use its best efforts to assure that each Fund of the Company complies with certain investment limitations of the Internal Revenue Service to assure favorable income tax treatment for the Contracts. It is not expected that such investment limitations will materially affect the ability of any Fund to achieve its investment objective.

                                   DIRECTORS

     The Directors of the Company consist of six individuals, five of whom are not "interested persons" of the Company as defined in the Investment Company Act of 1940. The Directors of the Company are responsible for the overall supervision of the operations of the Company and perform the various duties imposed on the directors of the investment companies by the Investment Company Act of 1940. The Board of Directors elects officers of the Company annually.

     The Directors of the Company and their principal employment are as follows:

     ARTHUR ZEIKEL(1) -- Chairman of the Investment Adviser and its affiliate, Fund Asset Management, L.P. ("FAM"); Chairman and Director of Princeton Services, Inc. ("Princeton Services"); and Executive Vice President of ML&Co.

     JOE GRILLS -- Member of the Committee on Investment of Employee Benefit Assets of the Financial Executives Institute ("CIEBA"); Member of CIEBA's Executive Committee; and Member of the Investment Advisory Committee of the State of New York Common Retirement Fund and the Howard Hughes Medical Institute; Director, Duke Management Company, LaSalle Street Fund and Kimco Realty Corporation.

---------------

(1) Interested person, as defined in the Investment Company Act of 1940, of the Company.

     WALTER MINTZ -- Special Limited Partner of Cumberland Partners (investment partnership).

     ROBERT S. SALOMON, JR. -- Principal of STI Management (investment adviser).

     MELVIN R. SEIDEN -- Director of Silbanc Properties, Ltd. (real estate, consulting and investments).

     STEPHEN R. SWENSRUD -- Chairman Fernwood Advisors (investment adviser); Principal, Fernwood Associates (financial consultants)

                               INVESTMENT ADVISER

     Merrill Lynch Asset Management L.P. ("MLAM"), an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc., is the investment adviser (the "Investment Adviser") for the Fund. The general partner of the Investment Adviser is Princeton Services, Inc., a wholly owned subsidiary of Merrill Lynch & Co., Inc. The principal address of the Investment Adviser is 800 Scudders Mill Road, Plainsboro, New Jersey 08536 (mailing address: Box 9011, Princeton, New Jersey 08543-9011). The Asset Management Group of Merrill Lynch & Co., Inc. (which includes MLAM) presently acts as the investment adviser to more than 100 registered investment companies. The Investment Adviser also offers portfolio management to individual and institutional accounts. As of March 1998, the Asset Management Group had a total of $488 billion in investment company and other portfolio assets under management. This amount includes assets managed for certain affiliates of the Investment Adviser.

     While the Investment Adviser is at all times subject to the direction of the Board of Directors of the Company, the Investment Advisory Agreements provide that the Investment Adviser, subject to review by the Board of Directors, is responsible for the actual management of the Funds and has responsibility for making decisions to buy, sell or hold any particular security. The Investment Adviser provides the portfolio managers for the Funds, who consider information from various sources, make the necessary investment decisions and effect transactions accordingly. The Investment Adviser is also obligated to perform certain administrative and management services for the Company (certain of which it may delegate to third parties) and is obligated to provide all the office space, facilities, equipment and personnel necessary to perform its duties under the Agreements. The Investment Adviser has access to the full range of the securities and economic research facilities of Merrill Lynch.

     During the Company's fiscal year ended December 31, 1997, the advisory fees expense incurred by the Company totaled $30,733,366 of which $107,029 related to the Reserve Assets Fund (representing .50% of its average net assets), $2,226,345 related to the Prime Bond Fund (representing .42% of its average net assets), $2,277,140 related to the High Current Income Fund (representing .47% of its average net assets), $3,629,013 related to the Quality Equity Fund (representing .44% of its average net assets), $3,466,085 related to the Special Value Focus Fund (representing .75% of its average net assets), $415,327 related to the Index 500 Fund (representing .30% of its average net assets) of which $79,567 was voluntarily waived by MLAM, $241,712 related to the Natural Resources Focus Fund (representing .65% of its average net assets), $1,102,076 related to the American Balanced Fund (representing .55% of its average net assets), $1,549,078 related to the Domestic Money Market Fund (representing .50% of its average net assets), $5,860,619 related to the Global Strategy Focus Fund (representing .65% of its average net assets), $3,489,377 related to the Basic Value Focus Fund (representing .60% of its average net assets), $483,479 related to the Global Bond Focus Fund (representing .60% of its average net assets), $813,756 related to the Global Utility Focus Fund (representing .60% of its average net assets), $3,089,994 related to the International Equity Focus Fund (representing .75% of its average net assets), $1,306,661 related to the Developing Capital Markets Focus Fund (representing 1.00% of its average net assets) of which $217,067 was voluntarily waived by MLAM, $675,675 related to the Government Bond Fund (representing .50% of its average net assets) of which $78,164 was voluntarily waived by MLAM.

     During the Company's fiscal year ended December 31, 1997, the total operating expenses attributable to the Class A Shares of the Company's Funds (including the advisory fees paid to the Investment Adviser), before any fee waiver or reimbursement of a portion of such expenses, expressed as a percentage of each Fund's average net assets, were as follows: .62% of the Reserve Assets Fund's average net assets, .47% of the Prime Bond Fund's average net assets,
 .54% of the High Current Income Fund's average net assets, .48% of the Quality Equity Fund's average net assets, .80% of the Special Value Focus Fund's average net assets, .40% of the Index 500 Fund's average net assets, .81% of the Natural Resources Focus Fund's average net assets, .60% of the American

Balanced Fund's average net assets, .54% of the Domestic Money Market Fund's average net assets, .73% of the Global Strategy Focus Fund's average net assets,
 .65% of the Basic Value Focus Fund's average net assets, .73% of the Global Bond Focus Fund's average net assets, .67% of the Global Utility Focus Fund's average net assets, .90% of the International Equity Focus Fund's average net assets, 1.42% of the Developing Capital Markets Focus Fund's average net assets, .57% of the Government Bond Fund's average net assets.

     The Investment Adviser has entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with MLAM U.K., an indirect wholly owned subsidiary of ML & Co., and an affiliate of the Investment Adviser, pursuant to which the Investment Adviser pays MLAM U.K. a fee for providing investment advisory services to the Investment Adviser with respect to the Funds in an amount to be determined from time to time by the Investment Adviser and MLAM U.K. but in no event in excess of the amount that the Investment Adviser actually receives for providing services to the Funds pursuant to the Investment Advisory Agreement.

     The Investment Adviser and Merrill Lynch Life Agency, Inc. ("MLLA") have entered into agreements which limit the operating expenses, exclusive of any distribution fees imposed on shares of Class B Common Stock, paid by each Fund in a given year to 1.25% of its average daily net assets (the "Reimbursement Agreements"). The Reimbursement Agreement provides that any such expenses in excess of 1.25% of average daily net assets will be reimbursed to the Fund by the Investment Adviser which, in turn, will be reimbursed by MLLA.

     The Investment Adviser has entered into administrative services agreements with certain Insurance Companies, including MLLIC and ML of New York, pursuant to which the Investment Adviser compensates such companies for administrative responsibilities relating to the Company which are performed by such Insurance Companies.

CODE OF ETHICS

     The Board of Directors of the Company has adopted a Code of Ethics pursuant to Rule 17j-1 under the Act which incorporates the Code of Ethics of the Investment Adviser (together, the "Codes"). The Codes significantly restrict the personal investing activities of all employees of the Investment Adviser and, as described below, impose additional, more onerous, restrictions on fund investment personnel.

     The Codes require that all employees of the Investment Adviser preclear any personal securities investment (with limited exceptions, such as government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to all employees of the Investment Adviser include a ban on acquiring any securities in a "hot" initial public offering and a prohibition from profiting on short-term trading in securities. In addition, no employee may purchase or sell any security which at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by any fund advised by the Investment Adviser. Furthermore, the Codes provide for trading "blackout periods" which prohibit trading by investment personnel of the Company within periods of trading by the Company in the same (or equivalent) security (15 or 30 days depending upon the transaction).

PORTFOLIO MANAGERS

     The following is information with respect to the Portfolio Managers for each of the Company's Funds.

     Thomas R. Robinson has served as the Portfolio Manager of the American Balanced Fund, Global Strategy Focus Fund and Quality Equity Fund since November 1995, and is primarily responsible for each such Fund's day-to-day management. He has served as a First Vice President of MLAM since 1997 and as a Senior Portfolio Manager of MLAM from November 1995 to 1997. From 1989 to 1995, he served as Manager of International Strategy for Merrill Lynch & Co. Global Securities Research & Economics Group.

     Kevin Rendino has served as the Basic Value Focus Fund's Portfolio Manager since July 1993, and is primarily responsible for the Fund's day-to-day management. He has served as First Vice President of MLAM since 1997; Vice President from December 1993 to 1997; Senior Research Analyst from 1990 to 1992; Corporate Analyst from 1988 to 1990.

     Daniel V. Szemis has served as the Portfolio Manager of the Special Value Focus Fund (formerly, the Equity Growth Fund) since May 1997 and became the Co-Portfolio Manager in January 1998. He and R. Elise

Baum are primarily responsible for the day-to-day management of the Special Value Focus Fund. Mr. Szemis has served as First Vice President of MLAM since 1997 and Vice President of MLAM from 1996 to 1997. From 1990 to 1996, Mr. Szemis was a portfolio manager with Prudential Mutual Fund Investment Management Advisors.

     Walter Rogers has served as the Global Utility Focus Fund's Portfolio Manager since July 1993, and is primarily responsible for the Fund's day-to-day management. He has served as First Vice President of MLAM since 1997; Vice President from 1987 to 1997.

     Clive D. Lang has served as the International Equity Focus Fund's Portfolio Manager since April 1998, and is primarily responsible for the Fund's day-to-day management. Mr. Lang has been associated with MLAM U.K. and has served as a Senior Quantitative Analyst for the Fund since 1996, and was prior to that the Chief Investment Officer of Panagora Asset Management Limited.

     Robert M. Shearer has served as the Natural Resources Focus Fund's Portfolio Manager since December 1997, and is primarily responsible for the Fund's day-to-day management. Mr. Shearer has served as First Vice President of MLAM since January 1998 and was an Associate Portfolio Manager of the Fund from September 1997 to December 1997. From 1996 to 1997 he was a Vice President and an Assistant Portfolio Manager at David L. Babson and Company, Incorporated. From 1993 to 1996 he was a Vice President/Sector Manager at Concert Capital Management. From 1988 to 1993 he was the Senior Energy Analyst at Fiduciary Trust Company International.

     Jay Harbeck has served as the Prime Bond Fund's and the Government Bond Fund's Portfolio Manager since July 1992 and May 1994 respectively. Mr. Harbeck and Co-Portfolio Manager Christopher G. Ayoub are primarily responsible for each such Fund's day-to-day management. Mr. Harbeck has served as First Vice President of MLAM since 1997 and Vice President of MLAM from 1986 to 1997.

     Jacqueline Rogers has served as the Portfolio Manager of the Domestic Money Market Fund and the Reserve Assets Fund since October 1996, and is primarily responsible for each such Fund's day-to-day management. She has served as Vice President of MLAM since January 1986.

     Paolo H. Valle has served as the Global Bond Focus Fund's Portfolio Manager since January 1998, and is primarily responsible for the Fund's day-to-day management. Mr. Valle has served as First Vice President of MLAM since 1997; Senior Portfolio Manager since 1992; Vice President from 1992 to 1997.

     Grace Pineda has served as the Developing Capital Markets Focus Fund's Portfolio Manager since May 1994, and is primarily responsible for the Fund's day-to-day management. She has served as FirstVice President of MLAM since 1997 and Vice President from 1989 to 1997.

     Eric Mitofsky has served as the Index 500 Fund's Portfolio Manager since the Fund commenced operations in December 1996. He has served as a Vice President of MLAM since 1992, and was an employee of Merrill Lynch's Equity Trading Group from 1983 to 1992.

     R. Elise Baum has served as the Co-Portfolio Manager of the Special Value Focus Fund (formerly, the Equity Growth Fund) since January 1998. She and Daniel
V. Szemis are primarily responsible for the day-to-day management of the Fund. She has served as Director of MLAM since 1997; Vice President from 1995 to 1997; Senior Fund Analyst from 1994 to 1995; Fund Analyst from 1993 to 1994; and Consultant from 1992 to 1993.

     Kurt Schansinger is the Senior Portfolio Manager of the Capital Focus Fund and is primarily responsible for the day-to-day management of the Fund. He has served as First Vice President of MLAM since 1997 and Vice President of MLAM from January 1996 to 1997. Prior to MLAM, he spent 12 years with Oppenheimer Capital, where he rose to Senior Vice President with various portfolio management, research and administrative responsibilities.

     Walter Cuje is the Associate Portfolio Manager of the Capital Focus Fund. Mr. Cuje has been an Associate Portfolio Manager of MLAM since October 1993; Director and First Vice President since 1997; Vice President from July 1991 to 1997.

     Lawrence R. Fuller is the Portfolio Manager of the Global Growth Focus Fund. Mr. Fuller has been a Vice President of the Investment Adviser since 1992 and is responsible for the day-to-day management of the Fund's investment portfolio.

     Christopher G. Ayoub has served as the Co-Portfolio Manager of the Prime Bond Fund and the Government Bond Fund since April 1998. He and Jay Harbeck are primarily responsible for each such Fund's day-to-day management. Mr. Ayoub has served as First Vice President of MLAM since 1998 and as Vice President of MLAM from 1985 to 1997.

     Robert F. Murray has served as the Portfolio Manager of the High Current Income Fund since April 1998, and is primarily responsible for the Fund's day-to-day management. He has served as Vice President of MLAM since 1993 and employee of MLAM since 1989.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     None of the Company's Funds has any obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policy established by the Board of Directors of the Company, the Investment Adviser is primarily responsible for the Company's portfolio decisions and the placing of the Company's portfolio transactions. In placing orders, it is the policy of each Fund to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commission, if any, size of the transactions and difficulty of execution. While the Investment Adviser generally seeks reasonably competitive spreads or commissions, the Company will not necessarily be paying the lowest spread or commission available.

     Under the Investment Company Act of 1940, persons affiliated with the Company are prohibited from dealing with the Company as a principal in the purchase and sale of the Company's portfolio securities unless an exemptive order allowing such transactions is obtained from the Securities and Exchange Commission. Affiliated persons of the Company may serve as its broker in over-the-counter transactions conducted on an agency basis. The Securities and Exchange Commission has issued an order permitting the Company to conduct certain principal transactions with respect to the Domestic Money Market and Reserve Assets Funds with Merrill Lynch Government Securities Inc. and Merrill Lynch Money Markets Inc. in U.S. Government and Government agency securities, and certain other money market securities, subject to certain terms and conditions. During the fiscal year ended December 31, 1997, the Company engaged in 15 transactions pursuant to such order involving approximately $49.2 million of securities. For the year ended December 31, 1997, the Company paid brokerage commissions of $8,344,021, of which $302,843 was paid to Merrill Lynch.

                               PURCHASE OF SHARES

     The Company continuously offers shares in each of its Funds to the Insurance Companies at prices equal to the respective per share net asset value of the Funds. Merrill Lynch Funds Distributor, Inc., a wholly owned subsidiary of the Investment Adviser, acts as the distributor of the shares. Net Asset Value is determined in the manner set forth below under "Additional
Information -- Determination of Net Asset Value."

     The Company and the Distributor reserve the right to suspend the sale of shares of each Fund in response to conditions in the securities markets or otherwise.

                              REDEMPTION OF SHARES

     The Company is required to redeem all full and fractional shares of the Funds for cash. The redemption price is the net asset value per share next determined after the initial receipt of proper notice of redemption.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

     It is the Company's intention to distribute substantially all of the net investment income, if any, of each Fund. For dividend purposes, net investment income of each Fund, other than the Company's Domestic Money Market and Reserve Assets Funds, will consist of all payments of dividends or interest received by such Fund less the estimated expenses of such Fund (including fees payable to the Investment Adviser). Net investment income of the Domestic Money Market and Reserve Assets Funds (from the time of the immediate preceding determination thereof) consists of (i) interest accrued and/or discount earned (including both original issue and market discount), (ii) plus or minus all realized and unrealized gains (other than realized long-term capital gains) and losses on its portfolio securities, (iii) less the estimated expenses of the respective Fund (including the fees payable to the Investment Adviser) applicable to that dividend period. Dividends on the Domestic Money Market and Reserve Assets Funds are declared daily and reinvested monthly in additional full and fractional shares of such Fund. Dividends from net investment income of the Global Bond Focus, Government Bond, High Current Income and Prime Bond Funds are declared and reinvested monthly in additional full and fractional shares of the respective Funds at net asset value. Dividends from net investment income of the Global Utility Focus Fund are declared and reinvested quarterly in additional full and fractional shares of the Fund. Dividends from net investment income of the American Balanced, Basic Value Focus, Capital Focus, Developing Capital Markets Focus, Special Value Focus, Global Strategy Focus, Global Growth Focus, Index 500, International Equity Focus, National Resources Focus and Quality Equity Funds are declared and reinvested at least annually in additional full and fractional shares of the respective Funds.

     All net realized long-term or short-term capital gains of the Company, if any, other than short-term capital gains of the Domestic Money Market and Reserve Assets Funds, are declared and distributed annually after the close of the Company's fiscal year to the shareholders of the Fund or Funds to which such gains are attributable. Short-term capital gains are taxable as ordinary income.

TAX TREATMENT OF THE COMPANY

     Each Fund intends to continue to qualify as a regulated investment company under certain provisions of the Internal Revenue Code. Under such provisions, a Fund will not be subject to federal income tax on such part of its net ordinary income and net realized capital gains which it distributes to shareholders.

     If a Fund earns original issue discount income in a taxable year which is not represented by correlative cash income, or if a Fund receives property rather than cash in payment of interest, shareholders will be allocated income greater than the amount of cash distributed to them. In addition, the Fund may have to dispose of securities and use the proceeds thereof to make distributions in amounts necessary to satisfy its distribution requirements under the Code.

TAX TREATMENT OF INSURANCE COMPANIES AS SHAREHOLDERS

     Dividends paid by the Company from its ordinary income and distributions of the Company's net realized capital gains are includable in the respective Insurance Company's gross income. Distributions of the Company's net realized long-term capital gains retain their character as long-term capital gains in the hands of the Insurance Companies if certain requirements are met. The tax treatment of such dividends and distributions depends on the respective Insurance Company's tax status. To the extent that income of the Company represents dividends on common or preferred stock, rather than interest income, its distributions to the Insurance Companies will be eligible for the present 70% dividends received deduction applicable in the case of a life insurance company as provided in the Code. See the Prospectus for the Contracts for a description of the respective Insurance Company's tax status and the charges which may be made to cover any taxes attributable to the Separate Account. Not later than 60 days after the end of each calendar year, the Company will send to the Insurance Companies a written notice required by the Code designating the amount and character of any distributions made during such year.

                                PERFORMANCE DATA

     From time to time the average annual total return and yield of one or more of the Company's Funds for various specified time periods may be included in advertisements or information furnished by the Insurance Companies to present or prospective Contract owners. Average annual total return and yield are computed in accordance with formulas specified by the Securities and Exchange Commission. In connection with its reorganization on December 6, 1996, the Global Bond Focus Fund (i) acquired substantially all of the assets and assumed substantially all the liabilities of the International Bond Fund, a separate Fund of the Company,
(ii) implemented a change in its investment objective and policies from seeking high current income from a global portfolio of fixed income securities, including non-investment grade securities, to seeking a high total investment return by investing in a global portfolio of investment grade fixed income securities and (iii) changed its name from the World Income Focus Fund to its current name. For the period from the commencement of the World Income Focus Fund's operations through its reorganization on December 6, 1996, the portfolio of the Fund included debt securities rated below investment grade (i.e., junk bonds). On December 6, 1996, the Government Bond Fund (i) implemented a change in its investment objective so that the Fund may invest in any debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities without regard to remaining maturity and (ii) changed its name from the Intermediate Government Bond Fund to its current name. For the period from the commencement of the Fund's operations through December 6, 1996, the portfolio of the Intermediate Government Bond Fund consisted primarily of intermediate-term debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities with a maximum maturity not to exceed fifteen years. As a result of the foregoing changes in the investment objective of each of the Global Bond Focus Fund and the Government Bond Fund, the performance information set forth herein and in the Statement of Additional Information for the fiscal year ended December 31, 1996 may not be indicative of such Fund's future performance.

     Average annual total return quotations for the specified periods will be computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return will be computed assuming all dividends and distributions are reinvested and taking into account all applicable recurring and nonrecurring expenses.

     Yield quotations will be computed based on a 30-day period by dividing (a) the net income based on the yield to maturity of each security earned during the period by (b) the average daily number of shares outstanding during the period that were entitled to receive dividends multiplied by the offering price per share on the last day of the period. The yield for the 30-day period ending December 31, 1997 was 6.05% for the Prime Bond Fund, 8.73% for the High Current Income Fund, 6.11% for the Global Bond Focus Fund and 5.52% for the Government Bond Fund.

     Total return and yield figures are based on the Fund's historical performance and are not intended to indicate future performance. The Fund's total return and yield will vary depending on market conditions, the securities comprising the Fund's portfolio, the Fund's operating expenses and the amount of realized and unrealized net capital gains or losses during the period. The value of an investment in the Fund will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost. The yield and total return quotations may be of limited use for comparative purposes because they do not reflect charges imposed at the Separate Account level which, if included, would decrease the yield.

     On occasion, one or more of the Company's Funds may compare its performance to that of the S&P 500 Index, the Value Line Composite Index, the Dow Jones Industrial Average, or performance data published by Lipper Analytical Services, Inc., or Variable Annuity Research Data Service or contained in publications such as Morningstar Publications, Inc., Chase Investment Performance Digest, Money Magazine, U.S. News & World Report, Business Week, Financial Services Weekly, Kiplinger Personal Finances, CDA Investment Technology, Inc., Forbes Magazine, Fortune Magazine, Wall Street Journal, USA Today, Barrons, Strategic Insight, Donaghues, Investors Business Daily and Ibbotson Associates. As with other performance data, performance comparisons should not be considered indicative of the Fund's relative performance for any future period.

                             ADDITIONAL INFORMATION

DETERMINATION OF NET ASSET VALUE

     The net asset value of each class of shares of each Fund is determined once daily by the Investment Adviser immediately after the declaration of dividends, if any, and is determined as of fifteen minutes following the close of trading (generally 4:00 p.m., New York time) on each day the New York Stock Exchange ("NYSE") is open for business. The NYSE is open on business days other than national holidays and Good Friday. The net asset value per share of each class of shares of a Fund other than the Domestic Money Market and Reserve Assets Funds is computed by dividing the sum of the value of the securities plus any cash or other assets (including interest and dividends accrued) held by such Fund and attributable to such class minus all liabilities (including accrued expenses) attributable to such class by the total number of shares of such class outstanding of that Fund at such time, rounded to the nearest cent. Expenses, including the investment advisory fees payable to the Investment Adviser, are accrued daily. Since the net investment income of the Domestic Money Market and Reserve Assets Funds (including realized and unrealized gains and losses on their portfolio securities) are declared as a dividend each time the net income of the Funds are determined (see "Dividends, Distributions and Taxes"), the net asset value per share of the Funds normally remains at $1.00 per share immediately after each such determination and dividend declaration.

     Except with respect to securities held by the Domestic Money Market and Reserve Assets Funds having a remaining maturity of 60 days or less, securities held by each Fund will be valued as follows: Portfolio securities that are traded on stock exchanges are valued at the last sale price (regular way) as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price for long positions and at the last available ask price for short positions. Long positions in securities traded in the over-the-counter ("OTC") market are valued at the last available bid price in the OTC market prior to the time of valuation, provided however that the Index 500 Fund will value its portfolio holdings which trade on the NASDAQ national market system at the last sale price prior to the time of valuation. Short positions in securities traded in the OTC market are valued at the last available ask price in the OTC market prior to the time of valuation. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the OTC market. When a Fund writes an option, the amount of the premium received is recorded on the books as an asset and an equivalent liability. The amount of the liability is subsequently valued to reflect the current market value of the option written, based upon the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last asked price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Futures contracts are valued at settlement price at the close of the applicable exchange. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Company. Any assets or liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the day of valuation. Securities held by the Domestic Money Market and Reserve Assets Funds with a remaining maturity of 60 days or less are valued on an amortized cost basis, unless particular circumstances dictate otherwise.

     The Company has used pricing services, including Merrill Lynch Securities Pricing(SM) Service ("MLSPS"), to value securities held by the High Current Income and Prime Bond Funds and to value bonds held by other of the Company's Funds. The Board of Directors of the Company has examined the methods used by the pricing services in estimating the value of securities held by the Funds and believes that such methods will reasonably and fairly approximate the price at which those securities may be sold and result in a good faith determination of the fair value of such securities; however, there is no assurance that securities can be sold at the prices at which they are valued. During the fiscal year ended December 31, 1997, American Balanced Fund, Global Strategy Focus Fund, Global Utility Focus Fund, High Current Income Fund, Government Bond Fund, Prime Bond Fund and Global Bond Focus Fund paid MLSPS $248, $239, $43, $7,008, $1,676, $8,877 and $116, respectively.

ORGANIZATION OF THE COMPANY

     The Company was incorporated on October 16, 1981, and operations of its Reserve Assets Fund commenced on November 12, 1981. Operations of the Prime Bond, High Current Income, Quality Equity and Special Value Focus Funds commenced on April 20, 1982. The Natural Resources Focus Fund and the American Balanced Fund commenced operations on June 1, 1988 and June 1, 1988, respectively. The Domestic Money Market Fund and the Global Strategy Focus Fund commenced operations on February 20 and February 28, 1992, respectively. The Basic Value Focus, Global Bond Focus, Global Utility Focus and International Equity Focus Funds commenced operations on July 1, 1993. The Developing Capital Markets Focus Fund and Government Bond Fund commenced operations on May 2, 1994. The Index 500 Fund commenced operations on December 13, 1996. The Global Growth Focus Fund and the Capital Focus Fund are expected to commence operations on or about June 5, 1998. The authorized capital stock of the Company consists of 3,600,000,000 shares of Class A Common Stock, par value $0.10 per share, and 3,600,000,000 shares of Class B Common Stock, par value $0.10 per share. The shares of Class A and Class B Common Stock are each divided into eighteen classes designated

Merrill Lynch American Balanced Fund Common Stock, Merrill Lynch Basic Value Focus Fund Common Stock, Merrill Lynch Capital Focus Fund Common Stock, Merrill Lynch Developing Capital Markets Focus Fund Common Stock, Merrill Lynch Domestic Money Market Fund Common Stock, Merrill Lynch Special Value Focus Fund Common Stock, Merrill Lynch Global Bond Focus Fund Common Stock, Merrill Lynch Global Strategy Focus Fund Common Stock, Merrill Lynch Global Utility Focus Fund Common Stock, Merrill Lynch Global Growth Focus Fund Common Stock, Merrill Lynch Government Bond Fund Common Stock, Merrill Lynch High Current Income Fund Common Stock, Merrill Lynch Index 500 Common Stock, Merrill Lynch International Equity Focus Fund Common Stock, Merrill Lynch Natural Resources Focus Fund Common Stock, Merrill Lynch Prime Bond Fund Common Stock, Merrill Lynch Quality Equity Fund Common Stock and Merrill Lynch Reserve Assets Fund Common Stock, respectively. The Company may, from time to time, at the sole discretion of its Board of Directors and without the need to obtain the approval of its shareholders or of Contract owners, offer and sell shares of one or more of such classes. Each class consists of 100,000,000 Class A shares and 100,000,000 Class B shares except for Domestic Money Market Fund Common Stock which consists of 1,300,000,000 Class A shares and 1,300,000,000 Class B shares, Reserve Assets Fund Common Stock which consists of 500,000,000 Class A shares and 500,000,000 Class B shares and Global Bond Focus Fund Common Stock and Global Strategy Focus Fund Common Stock, each of which consists of 200,000,000 Class A shares and 200,000,000 Class B shares. All shares of Common Stock have equal voting rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. Pursuant to the Investment Company Act of 1940 and the rules and regulations thereunder, certain matters approved by a vote of all shareholders of the Company may not be binding on a class whose shareholders have not approved such matter. Each issued and outstanding share of a class is entitled to one vote and to participate equally in dividends and distributions declared with respect to such class and in net assets of such class upon liquidation or dissolution remaining after satisfaction of outstanding liabilities. The shares of each class, when issued, will be fully paid and nonassessable, have no preference, preemptive, conversion, exchange or similar rights, and will be freely transferable. Holders of shares of any class are entitled to redeem their shares as set forth under "Redemption of Shares." Shares do not have cumulative voting rights and the holders of more than 50% of the shares of the Company voting for the election of directors can elect all of the directors of the Company if they choose to do so and in such event the holders of the remaining shares would not be able to elect any directors. The Company does not intend to hold meetings of shareholders unless under the Investment Company Act of 1940 shareholders are required to act on any of the following matters: (i) election of directors; (ii) approval of an investment advisory agreement; (iii) approval of a distribution agreement; and (iv) ratification of the selection of independent accountants.

     Family Life purchased $1,000 worth of shares of each of the Natural Resources Focus Fund and the American Balanced Fund on April 29, 1988 and $1,999,000 worth of shares of each such Fund on May 27, 1988. Family Life also provided the initial capitalization for each of the Company's other Funds other than the Funds named below for which MLLIC provided the initial capitalization. MLLIC purchased $100 worth of shares of each of the Domestic Money Market and Global Strategy Focus Funds on February 6, 1992, $2,000,000 worth of shares of the Domestic Money Market Fund on February 20, 1992, $2,000,000 worth of shares of the Global Strategy Focus Fund on February 28, 1992 and $100 worth of shares of each of the Basic Value Focus, Global Bond Focus, Global Utility Focus and International Equity Focus Funds on June 28, 1993. MLLIC purchased, on July 1, 1993, $8,000,000 worth of shares of each of the Global Bond Focus Fund and International Equity Focus Fund and $2,000,000 worth of shares of each of the Basic Value Focus Fund and the Global Utility Focus Fund. MLLIC purchased, on May 2, 1994, $8,000,000 worth of shares of the Developing Capital Markets Focus Fund and, on May 16, 1994, $2,000,000 worth of shares of the Government Bond Fund. On December 13, 1996, MLLIC purchased $10,000,000 worth of shares of the Index 500 Fund. On April 16, 1998, MLLIC purchased $1,000 worth of shares of the Global Growth Focus Fund and $1,000 worth of shares of the Capital Focus Fund.

     In connection with a reorganization on December 6, 1996 conducted by the Company with respect to certain of its Funds, the Company, with the approval of the affected shareholders of the Funds, caused (i) Global Bond Focus Fund (a) to acquire substantially all of the assets and assume substantially all the liabilities of the International Bond Fund, a separate Fund of the Company, (b) to implement a change in its investment objective and policies from seeking high current income from a global portfolio of fixed income securities, including non-investment grade securities, to seeking a high total investment return by investing in a global portfolio of investment grade fixed income securities and
(c) to change its name from the World Income Focus Fund to its current name;
(ii) the Government Bond Fund (x) to implement a change in its investment objective so that the Fund may invest in any debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities without regard to remaining maturity and (y) to change its name from the Intermediate Government Bond Fund to its current name; and (iii) the Global Strategy Focus Fund to acquire substantially all of the assets and assume substantially all the liabilities of the Flexible Strategy Fund, a separate Fund of the Company.

INDEPENDENT AUDITORS

     Deloitte & Touche LLP, 117 Campus Drive, Princeton, New Jersey 08540, has been selected as the independent auditors of the Company. The selection of independent auditors is subject to annual ratification by the Company's shareholders.

CUSTODIAN

     The Bank of New York ("BONY"), 110 Washington Street, New York, New York 10286, acts as Custodian of the Company's assets, except that Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, acts as Custodian for assets of the Company's Developing Capital Markets Focus Fund.

TRANSFER AND DIVIDEND DISBURSING AGENT

     Merrill Lynch Financial Data Services, Inc. ("MLFDS"), which is a wholly owned subsidiary of Merrill Lynch & Co., Inc., acts as the Company's Transfer Agent and is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. MLFDS will receive an annual fee of $5,000 per Fund and will be entitled to reimbursement of out-of-pocket expenses.

LEGAL COUNSEL

     Rogers & Wells LLP, New York, New York, is counsel for the Company.

REPORTS TO SHAREHOLDERS

     The fiscal year of the Company ends on December 31 of each year. The Company will send to its shareholders at least semi-annually reports showing the Funds' portfolio securities and other information. An annual report containing financial statements, audited by independent auditors, will be sent to shareholders each year.

ADDITIONAL INFORMATION

     This Prospectus does not contain all of the information included in the Registration Statement filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940, with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission.

     The Statement of Additional Information, dated April 17, 1998, which forms a part of the Registration Statement, is incorporated by reference into this Prospectus. The Statement of Additional Information may be obtained without charge as provided on the cover page of this Prospectus. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the Securities and Exchange Commission in Washington, D.C.

YEAR 2000 ISSUES

     Many computer systems were designed using only two digits to designate years. These systems may not be able to distinguish the Year 2000 from the Year 1900 (commonly known as the "Year 2000 Problem"). Like other investment companies and financial and business organizations, the Company could be adversely affected if the computer systems used by the Investment Adviser or other Company service providers do not properly address this problem prior to January 1, 2000. The Investment Adviser has established a dedicated group to analyze these issues and to implement any systems modifications necessary to prepare for the Year 2000. Currently, the Investment Adviser does not anticipate that the transition to the 21st century will have any material impact on its ability to continue to service the Company at current levels. In addition, the Investment

Adviser has sought assurances from the Company's other service providers that they are taking all necessary steps to ensure that their computer systems will accurately reflect the Year 2000, and the Investment Adviser will continue to monitor the situation. At this time, however, no assurance can be given that the Company's other service providers have anticipated every step necessary to avoid any adverse effect on the Company attributable to the Year 2000 Problem.

                                    ANNEX A

        DESCRIPTION OF TEMPORARY INVESTMENTS AND CORPORATE BOND RATINGS

U.S. GOVERNMENT SECURITIES

     The Domestic Money Market Fund, Reserve Assets Fund, Capital Focus Fund and the Government Bond Fund (and, for temporary or defensive purposes, each other
Fund) may invest in the various types of marketable securities issued by or guaranteed as to principal and interest by the U.S. Government and supported by the full faith and credit of the U.S. Treasury. U.S. Treasury obligations differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis.

GOVERNMENT AGENCY SECURITIES

     The Domestic Money Market Fund, Reserve Assets Fund, Capital Focus Fund and the Government Bond Fund (and, for temporary or defensive purposes, each other
Fund) may invest in government agency securities, which are debt securities issued by government sponsored enterprises, federal agencies and international institutions. Such securities are not direct obligations of the Treasury but involve government sponsorship or guarantees by government agencies or enterprises. The Funds may invest in all types of government agency securities currently outstanding or to be issued in the future.

DEPOSITARY INSTITUTIONS MONEY INSTRUMENTS

     The Domestic Money Market Fund, Reserve Assets Fund and Capital Focus Fund (and, for temporary or defensive purposes, each other Fund) may invest in depositary institutions money instruments, such as certificates of deposit, including variable rate certificates of deposit, bankers' acceptances, time deposits and bank notes. Certificates of deposit are generally short-term, interest-bearing negotiable certificates issued by commercial banks, savings banks or savings and loan associations against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity, usually at 30, 90 or 180 day intervals ("coupon dates"), based upon a specified market rate. As a result of these adjustments, the interest rate on these obligations may be increased or decreased periodically. Often, dealers selling variable rate certificates of deposit to the Funds agree to repurchase such instruments, at the Funds' option, at par on the coupon dates. The dealers' obligations to repurchase these instruments are subject to conditions imposed by the various dealers; such conditions typically are the continued credit standing of the issuer and the existence of reasonably orderly market conditions. The Funds are also able to sell variable rate certificates of deposit in the secondary market. Variable rate certificates of deposit normally carry a higher interest rate than comparable fixed rate certificates of deposit because variable rate certificates of deposit generally have a longer stated maturity than comparable fixed rate certificates of deposit. As a matter of policy, the Domestic Money Market Fund will invest only in these types of instruments issued by U.S. issuers.

     A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

     The Reserve Assets Fund and Capital Focus Fund (and, for temporary or defensive purposes, the Natural Resources Focus Fund, Global Strategy Focus Fund, Global Bond Focus Fund, Global Utility Focus Fund, International Equity Focus Fund, Developing Capital Markets Focus Fund and the Quality Equity Fund) may invest in certificates of deposit and bankers' acceptances issued by foreign branches or subsidiaries of U.S. banks ("Eurodollar" obligations) or U.S. branches or subsidiaries of foreign banks ("Yankeedollar" obligations). The Fund may invest only in Eurodollar obligations which by their terms are general obligations of the U.S. parent bank and meet the other criteria discussed below. Yankeedollar obligations in which the Fund may invest must be issued by U.S. branches or subsidiaries of foreign banks which are subject to state or federal banking regulations in the U.S. and by their terms must be general obligations of the foreign parent. In addition, the Fund will limit its investments in Yankeedollar obligations to obligations issued by banking institutions with more than $1 billion in assets.
                                    Annex A-1

     The Reserve Assets Fund and Capital Focus Fund (and, for temporary or defensive purposes, the Natural Resources Focus Fund, Global Strategy Focus Fund, Global Bond Focus Fund, Global Utility Focus Fund, International Equity Focus Fund, Developing Capital Markets Focus Fund and the Quality Equity Fund) may also invest in U.S. dollar-denominated obligations of foreign depository institutions and their foreign branches and subsidiaries, such as certificates of deposit, bankers' acceptances, time deposits and deposit notes. The obligations of such foreign branches and subsidiaries may be the general obligation of the parent bank or may be limited to the issuing branch or subsidiary by the terms of the specific obligation or by government regulation. Such investments will only be made if determined to be of comparable quality to other investments permissible for the Reserve Assets Fund. The Reserve Assets Fund will not invest more than 25% of its total assets (taken at market value at the time of each investment) in these obligations.

     Except as otherwise provided above with respect to investment in Yankeedollar and other foreign bank obligations no Fund may invest in any bank money instrument issued by a commercial bank or a savings and loan association unless the bank or association is organized and operating in the United States, has total assets of at least $1 billion and its deposits are insured by the Federal Deposit Insurance Corporation (the "FDIC"); provided that this limitation shall not prohibit the investment of up to 10% of the total assets of a Fund (taken at market value at the time of each investment) in certificates of deposit issued by banks and savings and loan associations with assets of less than $1 billion if the principal amount of each such certificate of deposit is fully insured by the FDIC.

SHORT-TERM DEBT INSTRUMENTS

     The Domestic Money Market Fund, Reserve Assets Fund and Capital Focus Fund (and, for temporary or defensive purposes, each other Fund) may invest in commercial paper (including variable amount master demand notes and insurance company funding agreements), which refers to short-term, unsecured promissory notes issued by corporations, partnerships, trusts and other entities to finance short-term credit needs and by trusts issuing asset-backed commercial paper. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payees of such notes, whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Because variable amount master notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that such instruments will be traded and there is no secondary market for the notes. Typically, agreements relating to such notes provide that the lender may not sell or otherwise transfer the note without the borrower's consent. Such notes provide that the interest rate on the amount outstanding is adjusted periodically, typically on a daily basis, in accordance with a stated short-term interest rate benchmark. Because the interest rate of a variable amount master note is adjusted no less often than every 60 days and since repayment of the note may be demanded at any time, the Investment Adviser values such a note in accordance with the amortized cost basis described under "Determination of Net Asset Value" in the Statement of Additional Information.

     The Domestic Money Market Fund and Reserve Assets Fund may also invest in nonconvertible debt securities issued by entities or asset-backed nonconvertible debt securities issued by trusts (e.g., bonds and debentures) with no more than 397 days (13 months) remaining to maturity at date of settlement. Short-term debt securities with a remaining maturity of less than one year tend to become extremely liquid and are traded as money market securities. For a discussion of the ratings requirements of the Funds' portfolio securities, see "Portfolio Restrictions" in the Prospectuses to the Domestic Money Market Fund and Reserve Assets Fund.

     The Reserve Assets Fund and the Capital Focus Fund (and, for temporary or defensive purposes, the Natural Resources Focus Fund, Global Strategy Focus Fund, Global Bond Focus Fund, Global Utility Focus Fund, International Equity Focus Fund and Developing Capital Markets Focus Fund) may also invest in U.S. dollar-denominated commercial paper and other short-term obligations issued by foreign entities. Such investments are subject to quality standards similar to those applicable to investments in comparable obligations of domestic issuers. Investments in foreign entities in general involve the same risks as those described in the Statement of Additional Information in connection with investments in Eurodollar, Yankeedollar and foreign bank obligations.

                                    Annex A-2

REPURCHASE AGREEMENTS

     Repurchase Agreements; Purchase and Sale Contracts. Each Fund may invest in securities pursuant to repurchase agreements or purchase and sale contracts. Under a repurchase agreement, the seller agrees, upon entering into the contract with the Fund, to repurchase a security (typically a security issued or guaranteed by the U.S. government) at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed yield for the Fund insulated from fluctuations in the market value of the underlying security during such period, although, to the extent the repurchase agreement is not denominated in U.S. dollars, the Fund's return may be affected by currency fluctuations. Repurchase agreements may be entered into only with a member bank of the Federal Reserve System, a primary dealer in U.S. government securities or an affiliate thereof. A purchase and sale contract is similar to a repurchase agreement, but purchase and sale contracts, unlike repurchase agreements, allocate interest on the underlying security to the purchaser during the term of the agreement and generally do not require the seller to provide additional securities in the event of a decline in the market value of the purchased security during the term of the agreement. If the seller were to default on its obligation to repurchase a security under a repurchase agreement or purchase and sale contract and the market value of the underlying security at such time was less than the Fund had paid to the seller, the Fund would realize a loss. Repurchase agreements maturing in more than seven days will be considered "illiquid securities." The Domestic Money Markets and Reserve Assets Funds will not enter into repurchase agreements maturing in more than 30 days.

     Reverse Repurchase Agreements. The Domestic Money Market and Reserve Assets Funds may enter into reverse repurchase agreements, which involve the sale of money market securities held by the Funds, with an agreement to repurchase the securities at an agreed upon price, date, and interest payment. The Funds will use the proceeds of the reverse repurchase agreements to purchase other money market securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The Funds will utilize reverse repurchase agreements when the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the reverse repurchase transaction. A separate account of the applicable Fund will be established with the Custodian consisting of cash or liquid securities having a market value at all times at least equal in value to the proceeds received on any sale subject to repurchase plus accrued interest.

DESCRIPTION OF CORPORATE BOND RATINGS

     Moody's Investors Service, Inc. ("Moody's"):

          Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

          A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

          Baa -- Bonds which are rated Baa are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate
                                    Annex A-3
     and thereby not well safeguarded both during good and bad times over the future. Uncertainty of position characterizes bonds in this class.

          B -- Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any period of time may be small.

          Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

          Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other market shortcomings.

          C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

     Standard & Poor's Ratings Services ("Standard & Poor's"):

          AAA -- This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

          AA -- Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

          A -- Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

          BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

          BB -- B -- CCC -- CC -- Bonds rated BB, B, CCC, and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

          NR -- Not rated by the indicated rating agency.

          Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                                    Annex A-4

                                    ANNEX B

                     DESCRIPTION OF DERIVATIVE INSTRUMENTS

     Certain Funds of the Company are authorized to use derivative instruments, including indexed and inverse securities, options, and futures, and to purchase and sell foreign exchange, as described below. Such instruments are referred to collectively herein as "Strategic Instruments."

INDEXED AND INVERSE SECURITIES

     The Domestic Money Market Fund, the Global Bond Focus Fund, the Global Strategy Focus Fund, the Global Utility Focus Fund, the Government Bond Fund, the Index 500 Fund, the International Equity Focus Fund, the Natural Resources Focus Fund, the Prime Bond Fund, the Developing Capital Markets Focus Fund, the Global Growth Focus Fund, and the Reserve Assets Fund may invest in securities the potential return of which is based on the change in particular measurements of value or rate (an "index"). As an illustration, a Fund may invest in a debt security that pays interest and returns principal based on the change in the value of an interest rate index (such as the prime rate or federal funds rate), a securities index (such as the Standard & Poor's 500 Composite Index (the "S&P 500") or a more narrowly-focused index such as the AMEX Oil & Gas Index) or a basket of securities, or based on the relative changes of two indices. In addition, the Developing Capital Markets Focus Fund, the Global Strategy Focus Fund, the International Equity Focus Fund and the Natural Resources Focus Fund may invest in securities the potential return of which is based inversely on the change in an index. For example, these Funds may invest in securities that pay a higher rate of interest when a particular index decreases and pay a lower rate of interest (or do not fully return principal) when the value of the index increases. If the Fund invests in such securities, it may be subject to reduced or eliminated interest payments or loss of principal in the event of an adverse movement in the relevant index or indices.

     Certain indexed and inverse securities may have the effect of providing investment leverage because the rate of interest or amount of principal payable increases or decreases at a rate that is a multiple of the changes in the relevant index. As a consequence, the market value of such securities may be substantially more volatile than the market values of other debt securities. The Company believes that indexed and inverse securities may provide portfolio management flexibility that permits Funds to seek enhanced returns, hedge other portfolio positions or vary the degree of portfolio leverage with greater efficiency than would otherwise be possible under certain market conditions.

OPTIONS ON SECURITIES AND SECURITIES INDICES

     Purchasing Options. The Developing Capital Markets Focus Fund, the Global Bond Focus Fund, the Global Strategy Focus Fund, the Global Utility Focus Fund, the Index 500 Fund, the International Equity Focus Fund, the Global Growth Focus Fund, and the Natural Resources Focus Fund are each authorized to purchase put options on securities held in its portfolio or securities indices the performance of which is substantially correlated with securities held in its portfolio. When a Fund purchases a put option, in consideration for an upfront payment (the "option premium") the Fund acquires a right to sell to another party specified securities owned by the Fund at a specified price (the "exercise price") on or before a specified date (the "expiration date"), in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities index declines below a specified level on or before the expiration date, in the case of an option on a securities index. The purchase of a put option limits the Fund's risk of loss in the event of a decline in the market value of the portfolio holdings underlying the put option prior to the option's expiration date. If the market value of the portfolio holdings associated with the put option increases rather than decreases, however, the Fund will lose the option premium and will consequently realize a lower return on the portfolio holdings than would have been realized without the purchase of the put.

     The Developing Capital Markets Focus Fund, the Global Bond Focus Fund, the Global Strategy Focus Fund, the Index 500 Fund, the International Equity Focus Fund, the Global Growth Focus Fund and the Natural Resources Focus Fund are each authorized to purchase call options on securities it intends to purchase or securities indices the performance of which are substantially correlated with the performance of the types of securities it intends to purchase. When a Fund purchases a call option, in consideration for the option premium the Fund acquires a right to purchase from another party specified securities at the exercise price on or before the expiration date, in the case of an option on securities, or to receive from another party a payment based on the
                                    Annex B-1
amount a specified securities index increases beyond a specified level on or before the expiration date, in the case of an option on a securities index. The purchase of a call option may protect the Fund from having to pay more for a security as a consequence of increases in the market value for the security during a period when the Fund is contemplating its purchase, in the case of an option on a security, or attempting to identify specific securities in which to invest in a market the Fund believes to be attractive, in the case of an option on an index (an "anticipatory hedge"). In the event the Fund determines not to purchase a security underlying a call option, however, the Fund may lose the entire option premium.

     Each Fund is also authorized to purchase put or call options in connection with closing out put or call options it has previously sold.

     Writing Options. The American Balanced Fund, the Basic Value Focus Fund, the Developing Capital Markets Focus Fund, the Special Value Focus Fund, the Global Bond Focus Fund, the Global Strategy Focus Fund, the Global Utility Focus Fund, the Index 500 Fund, the International Equity Focus Fund, the Natural Resources Focus Fund, the Global Growth Focus Fund, the Capital Focus Fund and the Quality Equity Fund are each authorized to write (i.e., sell) call options on securities held in its portfolio or securities indices the performance of which is substantially correlated with securities held in its portfolio. When a Fund writes a call option, in return for an option premium the Fund gives another party the right to buy specified securities owned by the Fund at the exercise price on or before the expiration date, in the case of an option on securities, or agrees to pay to another party an amount based on any gain in a specified securities index beyond a specified level on or before the expiration date, in the case of an option on a securities index. The Fund may write call options to earn income, through the receipt of option premiums. In the event the party to which the Fund has written an option fails to exercise its rights under the option because the value of the underlying securities is less than the exercise price, the Fund will partially offset any decline in the value of the underlying securities through the receipt of the option premium. By writing a call option, however, the Fund limits its ability to sell the underlying securities, and gives up the opportunity to profit from any increase in the value of the underlying securities beyond the exercise price, while the option remains outstanding.

     The Developing Capital Markets Focus Fund, the Global Bond Focus Fund, the Global Strategy Focus Fund, the Global Utility Focus Fund, the Index 500 Fund, the International Equity Focus Fund, the Global Growth Focus Fund and the Natural Resources Focus Fund each may also write put options on securities or securities indices. When the Fund writes a put option, in return for an option premium the Fund gives another party the right to sell to the Fund a specified security at the exercise price on or before the expiration date, in the case of an option on a security, or agrees to pay to another party an amount based on any decline in a specified securities index below a specified level on or before the expiration date, in the case of an option on a securities index. The Fund may write put options to earn income, through the receipt of option premiums. In the event the party to which the Fund has written an option fails to exercise its rights under the option because the value of the underlying securities is greater than the exercise price, the Fund will profit by the amount of the option premium. By writing a put option, however, the Fund will be obligated to purchase the underlying security at a price that may be higher than the market value of the security at the time of exercise as long as the put option is outstanding, in the case of an option on a security, or make a cash payment reflecting any decline in the index, in the case of an option on an index. Accordingly, when the Fund writes a put option it is exposed to a risk of loss in the event the value of the underlying securities falls below the exercise price, which loss potentially may substantially exceed the amount of option premium received by the Fund for writing the put option. The Fund will write a put option on a security or a securities index only if the Fund would be willing to purchase the security at the exercise price for investment purposes (in the case of an option on a security) or is writing the put in connection with trading strategies involving combinations of options -- for example, the sale and purchase of options with identical expiration dates on the same security or index but different exercise prices (a technique called a "spread").

     Each Fund is also authorized to sell call or put options in connection with closing out call or put options it has previously purchased.

     Other than with respect to closing transactions, a Fund will only write call or put options that are "covered." A call or put option will be considered covered if the Fund has segregated assets with respect to such option in the manner described in "Risk Factors in Options, Futures, and Currency Instruments" below. A call option will also be considered covered if a Fund owns the securities it would be required to deliver upon exercise of the

                                    Annex B-2
option (or, in the case of option on a securities index, securities which are substantially correlated with the performance of such index) or owns a call option, warrant or convertible instrument which is immediately exercisable for, or convertible into, such security.

     Types of Options. A Fund may engage in transactions in options on securities or securities indices on exchanges and in the over-the-counter ("OTC") markets. In general, exchange-traded options have standardized exercise prices and expiration dates and require the parties to post margin against their obligations, and the performance of the parties' obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and the seller, but generally do not require the parties to post margin and are subject to greater risk of counterparty default. See "Additional Risk Factors of OTC Transactions" below.

FUTURES

     The Developing Capital Markets Focus Fund, the Global Bond Focus Fund, the Global Strategy Focus Fund, the Global Utility Focus Fund, the Index 500 Fund, the International Equity Focus Fund, the Global Growth Focus Fund and the Natural Resources Focus Fund may each engage in transactions in futures and options thereon. Futures are standardized, exchange-traded contracts which obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of a commodity at a specified future date at a specified price. No price is paid upon entering into a futures contract. Rather, upon purchasing or selling a futures contract the Fund is required to deposit collateral ("margin") equal to a percentage (generally less than 10%) of the contract value. Each day thereafter until the futures position is closed, the Fund will pay additional margin representing any loss experienced as a result of the futures position the prior day or be entitled to a payment representing any profit experienced as a result of the futures position the prior day.

     The sale of a futures contract limits a Fund's risk of loss through a decline in the market value of portfolio holdings correlated with the futures contract prior to the futures contract's expiration date. In the event the market value of the portfolio holdings correlated with the futures contract increases rather than decreases, however, the Fund will realize a loss on the futures position and a lower return on the portfolio holdings than would have been realized without the purchase of the futures contract.

     The purchase of a futures contract may protect a Fund from having to pay more for securities as a consequence of increases in the market value for such securities during a period when the Fund was attempting to identify specific securities in which to invest in a market the Fund believes to be attractive. In the event that such securities decline in value or the Fund determines not to complete an anticipatory hedge transaction relating to a futures contract, however, the Fund may realize a loss relating to the futures position.

     A Fund will limit transactions in futures and options on futures to financial futures contracts (i.e., contracts for which the underlying commodity is a currency or securities or interest rate index) purchased or sold for hedging purposes (including anticipatory hedges). Each Fund will further limit transactions in futures and options on futures to the extent necessary to prevent the Fund from being deemed a "commodity pool" under regulations of the Commodity Futures Trading Commission.

FOREIGN EXCHANGE TRANSACTIONS

     The Developing Capital Markets Focus Fund, the Global Bond Focus Fund, the Global Strategy Focus Fund, the Global Utility Focus Fund, the International Equity Focus Fund, the Natural Resources Focus Fund, the Global Growth Focus Fund, the Capital Focus Fund and the Quality Equity Fund may engage in spot and forward foreign exchange transactions and currency swaps, purchase and sell options on currencies and purchase and sell currency futures and related options thereon (collectively, "Currency Instruments") for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the US dollar.

     Forward foreign exchange transactions are OTC contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a price and future date set at the time of the contract. Spot foreign exchange transactions are similar but require current, rather than future, settlement. A Fund will enter into foreign exchange transactions only for purposes of hedging either a specific transaction or a portfolio position. A Fund may enter into a foreign exchange transaction for purposes of hedging a specific transaction by, for

                                    Annex B-3
example, purchasing a currency needed to settle a security transaction or selling a currency in which the Fund has received or anticipates receiving a dividend or distribution. A Fund may enter into a foreign exchange transaction for purposes of hedging a portfolio position by selling forward a currency in which a portfolio position of the Fund is denominated or by purchasing a currency in which the Fund anticipates acquiring a portfolio position in the near future. A Fund may also hedge portfolio positions through currency swaps, which are transactions in which one currency is simultaneously bought for a second currency on a spot basis and sold for the second currency on a forward basis.

     The Funds authorized to engage in Currency Instrument transactions may also hedge against the decline in the value of a currency against the US dollar through use of currency futures or options thereon. Currency futures are similar to forward foreign exchange transactions except that futures are standardized exchange-traded contracts. See "Futures" above.

     The Funds authorized to engage in Currency Instrument transactions may also hedge against the decline in the value of a currency against the US dollar through the use of currency options. Currency options are similar to options on securities, but in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. The Fund may engage in transactions in options on currencies either on exchanges or OTC markets. See "Types of Options" above and "Additional Risk Factors of OTC Transactions" below.

     No Fund will speculate in Currency Instruments. Accordingly, a Fund will not hedge a currency in excess of the aggregate market value of the securities which it owns (including receivables for unsettled securities sales), or has committed to or anticipates purchasing, which are denominated in such currency. A Fund may, however, hedge a currency by entering into a transaction in a Currency Instrument denominated in a currency other than the currency being hedged (a "cross-hedge"). The Fund will only enter into a cross-hedge if the Investment Adviser believes that (i) there is a demonstrable high correlation between the currency in which the cross-hedge is denominated and the currency being hedged, and (ii) executing a cross-hedge through the currency in which the cross-hedge is denominated will be significantly more cost-effective or provide substantially greater liquidity than executing a similar hedging transaction by means of the currency being hedged.

     Risk Factors in Hedging Foreign Currency Risks. While a Fund's use of Currency Instruments to effect hedging strategies is intended to reduce the volatility of the net asset value of the Fund's shares, the net asset value of the Fund's shares will fluctuate. Moreover, although Currency Instruments will be used with the intention of hedging against adverse currency movements, transactions in Currency Instruments involve the risk that anticipated currency movements will not be accurately predicted and that the Fund's hedging strategies will be ineffective. To the extent that a Fund hedges against anticipated currency movements which do not occur, the Fund may realize losses, and decrease its total return, as the result of its hedging transactions. Furthermore, a Fund will only engage in hedging activities from time to time and may not be engaging in hedging activities when movements in currency exchange rates occur. It may not be possible for a Fund to hedge against currency exchange rate movements, even if correctly anticipated, in the event that (i) the currency exchange rate movement is so generally anticipated that the Fund is not able to enter into a hedging transaction at an effective price, or (ii) the currency exchange rate movement relates to a market with respect to which Currency Instruments are not available (such as certain developing markets) and it is not possible to engage in effective foreign currency hedging.

RISK FACTORS IN OPTIONS, FUTURES, AND CURRENCY INSTRUMENTS

     Use of Strategic Instruments for hedging purposes involves the risk of imperfect correlation in movements in the value of the Strategic Instruments and the value of the instruments being hedged. If the value of the Strategic Instruments moves more or less than the value of the hedged instruments a Fund will experience a gain or loss which will not be completely offset by movements in the value of the hedged instruments.

     Each Fund intends to enter into transactions involving Strategic Instruments only if there appears to be a liquid secondary market for such instruments or, in the case of illiquid instruments traded in OTC transactions, such instruments satisfy the criteria set forth below under "Additional Risk Factors of OTC Transactions." However, there can be no assurance that, at any specific time, either a liquid secondary market will exist for a

                                    Annex B-4

Strategic Instrument or the Fund will otherwise be able to sell such instrument at an acceptable price. It may therefore not be possible to close a position in a Strategic Instrument without incurring substantial losses, if at all.

     Certain transactions in Strategic Instruments (e.g., forward foreign exchange transactions, futures transactions, sales of put options) may expose a Fund to potential losses which exceed the amount originally invested by the Fund in such instruments. When a Fund engages in such a transaction, the Fund will deposit in a segregated account at its custodian liquid securities with a value at least equal to the Fund's exposure, on a mark-to-market basis, to the transaction (as calculated pursuant to requirements of the Securities and Exchange Commission). Such segregation will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction, but will not limit the Fund's exposure to loss.

ADDITIONAL RISK FACTORS OF OTC TRANSACTIONS; LIMITATIONS ON THE USE OF OTC STRATEGIC INSTRUMENTS

     Certain Strategic Instruments traded in OTC markets, including indexed securities and OTC options, may be substantially less liquid than other instruments in which a Fund may invest. The absence of liquidity may make it difficult or impossible for the Fund to sell such instruments promptly at an acceptable price. The absence of liquidity may also make it more difficult for the Fund to ascertain a market value for such instruments. A Fund will therefore acquire illiquid OTC instruments (i) if the agreement pursuant to which the instrument is purchased contains a formula price at which the instrument may be terminated or sold, or (ii) for which the Investment Adviser anticipates the Fund can receive on each business day at least two independent bids or offers, unless a quotation from only one dealer is available, in which case that dealer's quotation may be used.

     The staff of the Securities and Exchange Commission has taken the position that purchased OTC options and the assets underlying written OTC options are illiquid securities. Each Fund has therefore adopted an investment policy pursuant to which it will not purchase or sell OTC options (including OTC options on futures contracts) if, as a result of such transactions, the sum of the market value of OTC options currently outstanding which are held by the Fund, the market value of the securities underlying OTC call options currently outstanding which have been sold by the Fund and margin deposits on the Fund's outstanding OTC options exceeds 15% of the total assets of the Fund, taken at market value, together with all other assets of the Fund which are deemed to be illiquid or are otherwise not readily marketable. However, if an OTC option is sold by the Fund to a dealer in U.S. government securities recognized as a "primary dealer" by the Federal Reserve Bank of New York and the Fund has the unconditional contractual right to repurchase such OTC option at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (i.e., current market value of the underlying security minus the option's exercise price).

     Because Strategic Instruments traded in OTC markets are not guaranteed by an exchange or clearing corporation and generally do not require payment of margin to the extent that a Fund has unrealized gains in such instruments or has deposited collateral with its counterparty, the Fund is at risk that its counterparty will become bankrupt or otherwise fail to honor its obligations. A Fund will attempt to minimize the risk that a counterparty will become bankrupt or otherwise fail to honor its obligations by engaging in transactions in Strategic Instruments traded in OTC markets only with financial institutions which have substantial capital or which have provided the Fund with a third-party guaranty or other credit enhancement.

ADDITIONAL LIMITATIONS ON THE USE OF STRATEGIC INSTRUMENTS

     No Fund may use any Strategic Instrument to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly, except that the Natural Resources Focus Fund may acquire securities indexed to a precious metal or other natural resource index.

                                    Annex B-5

PROSPECTUS
APRIL 17, 1998

                    MERRILL LYNCH DOMESTIC MONEY MARKET FUND
                  of Merrill Lynch Variable Series Funds, Inc.

   P.O. Box 9011, Princeton, New Jersey 08543-9011 - Phone No. (609) 282-2800
                           -------------------------

     Merrill Lynch Domestic Money Market Fund (the "Domestic Money Market Fund") is a diversified fund whose objectives are the preservation of capital, liquidity and achieving the highest possible current income consistent with the foregoing objectives by investing in short-term domestic money market securities. The Domestic Money Market Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its eighteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class B Common Stock for the Domestic Money Market Fund pursuant to this Prospectus. Each Fund's Class B Common Stock will be subject to a distribution fee at an annual rate of 0.15% of the Fund's average daily net assets attributable to the Class B Common Stock. This Prospectus consists of this four page document and the attached Appendix. For more information on the Domestic Money Market Fund's investment objectives and policies, please see page 3 of this document and the Appendix.
                           -------------------------

     THE DOMESTIC MONEY MARKET FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, BUT THERE CAN BE NO ASSURANCE THAT IT WILL BE ABLE TO DO SO. AN INVESTMENT IN THE DOMESTIC MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.
                           -------------------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON
THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.
                           -------------------------

     THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL 17, 1998, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE COMMISSION MAINTAINS A WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE AND OTHER INFORMATION ABOUT THE FUND. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

                               TABLE OF CONTENTS

                                       PAGE
                                       ----
  Yield Information..................     3
  Investment Objectives and
     Policies........................     3
  Portfolio Restrictions.............     3
Appendix
  The Insurance Companies............   A-1
  Investment Objectives and Policies
     of the Funds....................   A-1
  Directors..........................   A-8

                                       PAGE
                                       ----
Investment Adviser...................   A-8
Portfolio Transactions and
  Brokerage..........................  A-11
Purchase of Shares...................  A-11
Redemption of Shares.................  A-12
Dividends, Distributions and Taxes...  A-12
Performance Data.....................  A-13
Distribution Plan....................  A-14
Additional Information...............  A-15

                            ------------------------

              MERRILL LYNCH ASSET MANAGEMENT -- INVESTMENT ADVISER MERRILL LYNCH FUNDS DISTRIBUTOR, INC. -- DISTRIBUTOR

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY STATE IN WHICH SUCH OFFER TO SELL OR SOLICITATION OF AN OFFER TO BUY MAY NOT LAWFULLY BE MADE.

                               YIELD INFORMATION

     Set forth below is yield information for the Class A Shares of the Domestic Money Market Fund for the seven-day period ended December 31, 1997, computed to include realized and unrealized gains and losses and also computed to exclude such gains and losses, and information as to the compounded annualized yield, excluding gains and losses, for the same periods. The yield quotations may be of limited use for comparative purposes because they do not reflect charges imposed at the separate account level which, if included, would decrease the yield. Because no shares of Class B Common Stock were in issue as of or prior to December 31, 1997, the yield information below relates to the Class A Common Stock only. The following yield information should not be considered indicative of the results that the Fund's Class B Common Stock would have achieved had the Class B Common Stock been outstanding during the period shown above because the Class B Common Stock will be subject to a distribution fee, to which the Class A Common Stock was not subject, at an annual rate of 0.15% of the Fund's average daily net assets attributable to Class B Common Stock.

Annualized Yield:
  Including gains and losses................................  5.33%
  Excluding gains and losses................................  5.33%
Compounded Annualized Yield.................................  5.47%
Average maturity of portfolio at end of period..............  72 Days

                       INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives of the Domestic Money Market Fund are to preserve shareholder capital, to maintain liquidity and to achieve the highest possible current income consistent with the foregoing objectives by investing in short-term domestic money market securities. There can be no assurance that the Domestic Money Market Fund will achieve its investment objectives.

     The Domestic Money Market Fund will invest in short-term U.S. Government securities, U.S. Government agency securities, domestic depository institution money instruments (including certificates of deposit, bankers' acceptances, time deposits and bank notes), short-term debt securities (such as commercial paper), variable amount master demand notes and insurance company funding agreements, repurchase and reverse repurchase agreements of U.S. issuers and other money market instruments. As a matter of fundamental policy, which may be changed only with the approval of a majority of the Domestic Money Market Fund's outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the "Act" or the "Investment Company Act"), the Domestic Money Market Fund may not purchase securities of foreign issuers (including Eurodollar or Yankeedollar bank obligations). U.S. Government securities may be purchased on a forward commitment basis. The types of money market securities in which the Domestic Money Market Fund may invest are described more fully in Annex A to the Appendix to this Prospectus. The Domestic Money Market Fund will be subject to portfolio maturity, quality and diversification restrictions discussed below.

     In addition, the Domestic Money Market Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended and which therefore may be subject to restrictions on their transfer or resale. The Fund may also invest in securities the potential return of which is based on the change in particular measurements of value or rate, (i.e. indexed securities). A further discussion of the investments described in this paragraph and the risks associated with such investments is set forth in the Appendix to this Prospectus, including Annex B of the Appendix to this Prospectus, which includes a discussion of certain portfolio strategies relating to indexed securities.

                             PORTFOLIO RESTRICTIONS

     For purposes of the investment policy of the Domestic Money Market Fund, the Company defines short-term money market securities as securities having a maturity of no more than 762 days (25 months) in the case of U.S. Government and agency securities and no more than 397 days (13 months) in the case of all other securities. Management of the Company expects that substantially all the assets of the Domestic Money Market Fund will be invested in securities maturing in less than one year, but at times some portion may have maturities of up to 25 months. For these purposes, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is adjusted. The dollar-weighted average maturity of this Fund's portfolio assets will not exceed 90 days.

     The Domestic Money Market Fund's investments in short-term debt and depository institution money instruments will be rated, or will be issued by issuers who have been rated, in one of the two highest rating categories for short-term debt obligations by a nationally recognized statistical rating organization (an "NRSRO") or, if not rated, will be of comparable quality as determined by the Directors of the Company. The Domestic Money Market Fund's investments in corporate bonds and debentures (which must have maturities at the date of purchase of 397 days (13 months) or less) will be in issuers which have received from an NRSRO a rating, with respect to a class of short-term debt obligations that is comparable in priority and security with the investment, in one of the two highest rating categories for short-term obligations or, if not rated, are of comparable quality as determined by the Directors of the Company. Currently, there are six NRSROs: Duff & Phelps Inc., Fitch Investors Services, Inc., IBCA Limited and its affiliate IBCA Inc., Moody's Investor's Service, Inc., Standard & Poor's Ratings Group and Thomson BankWatch.

     A regulation of the Commission limits investments by the Domestic Money Market Fund in securities issued by any one issuer (other than the U.S. Government, its agencies or instrumentalities) ordinarily to not more than 5% of its total assets, or in the event that such securities do not have the highest rating, not more than 1% of its total assets. In addition, this regulation requires that not more than 5% of the Fund's total assets be invested in securities that have a rating lower than the highest rating.

PROSPECTUS
APRIL 17, 1998

                       MERRILL LYNCH RESERVE ASSETS FUND
                  of Merrill Lynch Variable Series Funds, Inc.

   P.O. Box 9011, Princeton, New Jersey 08543-9011 - Phone No. (609) 282-2800
                           -------------------------

     Merrill Lynch Reserve Assets Fund (the "Reserve Assets Fund") is a diversified fund whose objectives are the preservation of capital, liquidity and achieving the highest possible current income consistent with the foregoing objectives by investing in short-term money market securities. The Reserve Assets Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its eighteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class B Common Stock for the Reserve Assets Fund pursuant to this Prospectus. Each Fund's Class B Common Stock will be subject to a distribution fee at an annual rate of 0.15% of the Fund's average daily net assets attributable to the Class B Common Stock. This Prospectus consists of this four page document and the attached Appendix. For more information on the Reserve Assets Fund's investment objectives and policies, please see page 3 of this document and the Appendix.

     THE RESERVE ASSET FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, BUT THERE CAN BE NO ASSURANCE THAT IT WILL BE ABLE TO DO SO. AN INVESTMENT IN THE RESERVE ASSET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.
                           -------------------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON
THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.
                           -------------------------

     THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL 17, 1998, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE COMMISSION MAINTAINS A WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE AND OTHER INFORMATION ABOUT THE FUND. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

                               TABLE OF CONTENTS

                                       PAGE
                                       ----
  Yield Information..................     3
  Investment Objectives and
     Policies........................     3
  Portfolio Restrictions.............     3
Appendix
  The Insurance Companies............   A-1
  Investment Objectives and Policies
     of the Funds....................   A-1
  Directors..........................   A-8

                                       PAGE
                                       ----
Investment Adviser...................   A-8
Portfolio Transactions and
  Brokerage..........................  A-11
Purchase of Shares...................  A-11
Redemption of Shares.................  A-12
Dividends, Distributions and Taxes...  A-12
Performance Data.....................  A-13
Distribution Plan....................  A-14
Additional Information...............  A-15

                           -------------------------

              MERRILL LYNCH ASSET MANAGEMENT -- INVESTMENT ADVISER MERRILL LYNCH FUNDS DISTRIBUTOR, INC. -- DISTRIBUTOR

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY STATE IN WHICH SUCH OFFER TO SELL OR SOLICITATION OF AN OFFER TO BUY MAY NOT LAWFULLY BE MADE.

                               YIELD INFORMATION

     Set forth below is yield information for the Class A Shares of the Reserve Assets Fund for the seven-day period ended December 31, 1997, computed to include and exclude realized and unrealized gains and losses and also computed to exclude such gains and losses, and information as to the compounded annualized yield, excluding gains and losses, for the same periods. The yield quotations may be of limited use for comparative purposes because they do not reflect charges imposed at the separate account level which, if included, would decrease the yield. Because no shares of Class B Common Stock were in issue as of or prior to December 31, 1997, the yield information below relates to the Class A Common Stock only. The following yield information should not be considered indicative of the results that the Fund's Class B Common Stock would have achieved had the Class B Common Stock been outstanding during the period shown above because the Class B Common Stock will be subject to a distribution fee, to which the Class A Common Stock was not subject, at an annual rate of 0.15% of the Fund's average daily net assets attributable to Class B Common Stock.

Annualized Yield:
  Including gains and losses................................  5.23%
  Excluding gains and losses................................  5.20%
Compounded Annualized Yield.................................  5.34%
Average maturity of portfolio at end of period..............  70 Days

                       INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives of the Reserve Assets Fund are to preserve shareholder capital, to maintain liquidity and to achieve the highest possible current income consistent with the foregoing objectives by investing in short-term money market securities. There can be no assurance that the Reserve Assets Fund will achieve its investment objectives.

     The Reserve Assets Fund will invest in short-term U.S. Government securities, U.S. Government agency securities, depository institution money instruments (including certificates of deposit, bankers' acceptances, time deposits and bank notes), short-term debt securities (such as commercial paper), variable amount master demand notes and insurance company funding agreements, securities of foreign issuers (including Eurodollar, Yankeedollar and foreign bank obligations) and repurchase and reverse repurchase agreements. U.S. Government securities may be purchased on a forward commitment basis. The types of money market securities in which the Reserve Assets Fund may invest are described more fully in Annex A to the Appendix to this Prospectus. The Reserve Assets Fund will be subject to the portfolio maturity, quality and diversification restrictions discussed below.

     In addition, the Reserve Assets Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended and which therefore may be subject to restrictions on their transfer or resale. The Reserve Assets Fund may also invest in securities of foreign issuers and in securities the potential return of which is based on the change in particular measurements of value or rate (i.e. indexed securities). A further discussion of the investments described in this paragraph and the risks associated with such investments is set forth in the Appendix to this Prospectus, including Annex B of the Appendix to this Prospectus, which includes a discussion of certain portfolio strategies relating to indexed securities.

                             PORTFOLIO RESTRICTIONS

     For purposes of the investment policy of the Reserve Assets Fund, the Company defines short-term money market securities as securities having a maturity of no more than 762 days (25 months) in the case of U.S. Government and agency securities and no more than 397 days (13 months) in the case of all other securities. Management of the Company expects that substantially all the assets of the Reserve Assets Fund will be invested in securities maturing in less than one year, but at times some portion may have maturities of up to 25 months. For these purposes, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is adjusted. The dollar-weighted average maturity of this Fund's portfolio assets will not exceed 90 days.

     The Reserve Asset Fund's investments in short-term debt and depository institution money instruments will be rated, or will be issued by issuers who have been rated, in one of the two highest rating categories for short-term debt obligations by a nationally recognized statistical rating organization (an "NRSRO") or, if not rated, will be of comparable quality as determined by the Directors of the Company. The Reserve Assets Fund's investments in corporate bonds and debentures (which must have maturities at the date of purchase of 397 days (13 months) or less) will be in issuers which have received from an NRSRO a rating, with respect to a class of short-term debt obligations that is comparable in priority and security with the investment, in one of the two highest rating categories for short-term obligations or, if not rated, are of comparable quality as determined by the Directors of the Company. Currently, there are six NRSROs: Duff & Phelps Inc., Fitch Investors Services, Inc., IBCA Limited and its affiliate IBCA Inc., Moody's Investors Service, Inc., Standard & Poor's Ratings Group and Thomson BankWatch.

     A regulation of the Commission limits investments by the Reserve Assets Fund in securities issued by any one issuer (other than the U.S. Government, its agencies or instrumentalities) ordinarily to not more than 5% of its total assets, or in the event that such securities do not have the highest rating, not more than 1% of its total assets. In addition, this regulation requires that not more than 5% of the Reserve Assets Fund's total assets be invested in securities that have a rating lower than the highest rating.

PROSPECTUS
APRIL 17, 1998

                         MERRILL LYNCH PRIME BOND FUND
                  of Merrill Lynch Variable Series Funds, Inc.

   P.O. Box 9011, Princeton, New Jersey 08543-9011 - Phone No. (609) 282-2800
                           -------------------------

     Merrill Lynch Prime Bond Fund (the "Prime Bond Fund") is a diversified fund whose objectives are as high a level of current income as is consistent with prudent investment management, and as a secondary objective, capital appreciation when consistent with the foregoing objective, by investing primarily in long-term corporate bonds rated A or better by either Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("Standard & Poor's"). The Prime Bond Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its eighteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class B Common Stock for the Prime Bond Fund pursuant to this Prospectus. Each Fund's Class B Common Stock will be subject to a distribution fee at an annual rate of 0.15% of the Fund's average daily net assets attributable to the Class B Common Stock. This Prospectus consists of this three page document and the attached Appendix. For more information on the Prime Bond Fund's investment objectives and policies, please see page 3 of this document and the Appendix.
                           -------------------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON
THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.
                           -------------------------

     THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL 17, 1998, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE COMMISSION MAINTAINS A WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE AND OTHER INFORMATION ABOUT THE FUND. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

                               TABLE OF CONTENTS

                                       PAGE
                                       ----
  Investment Objectives and
     Policies........................     3
Appendix
  The Insurance Companies............   A-1
  Investment Objectives and Policies
     of the Funds....................   A-1
  Directors..........................   A-8
  Investment Adviser.................   A-8

                                       PAGE
                                       ----
Portfolio Transactions and
  Brokerage..........................  A-11
Purchase of Shares...................  A-11
Redemption of Shares.................  A-12
Dividends, Distributions and Taxes...  A-12
Performance Data.....................  A-13
Distribution Plan....................  A-14
Additional Information...............  A-15

                           -------------------------

              MERRILL LYNCH ASSET MANAGEMENT -- INVESTMENT ADVISER MERRILL LYNCH FUNDS DISTRIBUTOR, INC. -- DISTRIBUTOR

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY STATE IN WHICH SUCH OFFER TO SELL OR SOLICITATION OF AN OFFER TO BUY MAY NOT LAWFULLY BE MADE.

                       INVESTMENT OBJECTIVES AND POLICIES

     The principal investment objective of the Prime Bond Fund is to provide shareholders with as high a level of current income as is consistent with the investment policies of the Fund and with prudent investment management. As a secondary objective, the Prime Bond Fund seeks capital appreciation when consistent with its principal objective. There can be no assurance that the Prime Bond Fund will achieve its investment objectives.

     The Prime Bond Fund invests primarily in securities rated in the top three rating categories of either Standard & Poor's (AAA, AA and A) or Moody's (Aaa, Aa and A). Additional information regarding various bond ratings is set forth in Annex A to the Appendix to this Prospectus. The financial risk of this Fund should be minimized by the credit quality of the bonds in which it will invest, but the long maturities that typically provide the best yield will subject the Fund to possible substantial price changes resulting from market yield fluctuations. The market prices of fixed-income securities such as those purchased by the Prime Bond Fund are affected by changes in interest rates generally. As interest rates rise, the market value of fixed-income securities will fall, adversely affecting the net asset value of the Fund. The Fund should be considered a long-term investment and a vehicle for diversification, and not as a balanced investment program. The Fund may not be appropriate as the exclusive investment to fund a variable annuity or variable life insurance contract ("Contract") for all Contract owners.

     Fund management strategy will attempt to mitigate adverse price changes and optimize favorable price changes through active trading that shifts the maturity and/or quality structure of the Fund within the overall investment guidelines. The Prime Bond Fund's investments will vary from time to time depending upon the judgment of management as to prevailing conditions in the economy and the securities markets and the prospects for interest rate changes among different categories of fixed-income securities. The Prime Bond Fund anticipates that under normal circumstances more than 90% of the assets of the Fund will be invested in fixed-income securities, including convertible and non-convertible debt securities and preferred stock. The Prime Bond Fund does not intend to invest in common stock, rights or other equity securities. Under unusual market or economic conditions, the Prime Bond Fund for defensive or other purposes may invest up to 100% of its assets in U.S. Government or Government agency securities, money market or other fixed-income securities deemed by the Investment Adviser to be consistent with the objectives of the Fund, or the Fund may hold its assets in cash.

     In addition, the Prime Bond Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended and which therefore may be subject to restrictions on their transfer or resale. The Fund may also invest in securities of foreign issuers and may invest in securities the potential return of which is based on the change in particular measurements of value or rate (i.e. indexed securities). A further discussion of the investments described in this paragraph and the risks associated with such investments is set forth in the Appendix to this Prospectus, including Annex B of the Appendix to this Prospectus, which includes a discussion of certain portfolio strategies relating to indexed securities.

PROSPECTUS
APRIL 17, 1998

                     MERRILL LYNCH HIGH CURRENT INCOME FUND
                  of Merrill Lynch Variable Series Funds, Inc.

   P.O. Box 9011, Princeton, New Jersey 08543-9011 - Phone No. (609) 282-2800
                           -------------------------

     Merrill Lynch High Current Income Fund (the "High Current Income Fund") is a diversified fund whose objectives are as high a level of current income as is consistent with its investment policies and prudent investment management, and as a secondary objective, capital appreciation when consistent with the foregoing objective. The Fund invests principally in fixed-income securities that are rated in the lower rating categories of the established rating services or in unrated securities of comparable quality. The High Current Income Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its eighteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class B Common Stock for the High Current Income Fund pursuant to this Prospectus. Each Fund's Class B Common Stock will be subject to a distribution fee at an annual rate of 0.15% of the Fund's average daily net assets attributable to the Class B Common Stock. This Prospectus consists of this four page document and the attached Appendix. For more information on the High Current Income Fund's investment objectives and policies, please see page 3 of this document and this Appendix.

     THE HIGH CURRENT INCOME FUND INVESTS OR MAY INVEST IN HIGH YIELD BONDS (COMMONLY KNOWN AS "JUNK BONDS"), WHICH INVOLVE SPECIAL RISKS. SEE "INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS -- RISKS OF HIGH YIELD SECURITIES" IN THE APPENDIX TO THIS PROSPECTUS.
                           -------------------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON
THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.
                           -------------------------

     THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL 17, 1998, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE COMMISSION MAINTAINS A WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE AND OTHER INFORMATION ABOUT THE FUND. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

                               TABLE OF CONTENTS

                                       PAGE
                                       ----
  Investment Objectives and
     Policies........................     3
Appendix
  The Insurance Companies............   A-1
  Investment Objectives and Policies
     of the Funds....................   A-1
  Directors..........................   A-8
  Investment Adviser.................   A-8

                                       PAGE
                                       ----
Portfolio Transactions and
  Brokerage..........................  A-11
Purchase of Shares...................  A-11
Redemption of Shares.................  A-12
Dividends, Distributions and Taxes...  A-12
Performance Data.....................  A-13
Distribution Plan....................  A-14
Additional Information...............  A-15

                           -------------------------

              MERRILL LYNCH ASSET MANAGEMENT -- INVESTMENT ADVISER MERRILL LYNCH FUNDS DISTRIBUTOR, INC. -- DISTRIBUTOR

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY STATE IN WHICH SUCH OFFER TO SELL OR SOLICITATION OF AN OFFER TO BUY MAY NOT LAWFULLY BE MADE.

                       INVESTMENT OBJECTIVES AND POLICIES

     The primary investment objective of the High Current Income Fund is to obtain the highest level of current income that is consistent with the investment policies of the Fund and with prudent investment management. As a secondary objective, the High Current Income Fund seeks capital appreciation when consistent with its primary objective. There can be no assurance that the High Current Income Fund will achieve its investment objectives.

     The High Current Income Fund seeks high current income by investing principally in fixed-income securities that are rated in the lower rating categories of the established rating services (Baa or lower by Moody's Investors Service Inc. ("Moody's") and BBB or lower by Standard & Poor's Ratings Group ("Standard & Poor's"), or in unrated securities of comparable quality. Securities rated below Baa by Moody's and below BBB by Standard & Poor's are commonly known as "junk bonds." Additional information regarding various bond ratings is set forth in Annex A to the Appendix to this Prospectus. The market price of fixed-income securities such as those purchased by the Fund is affected by changes in interest rates generally. As interest rates rise, the market value of fixed-income securities will fall, adversely affecting the net asset value of the Fund.

     Although they can be expected to provide higher yields, lower-rated securities such as those purchased by the High Current Income Fund may be subject to greater market fluctuations and risks of loss of income and principal than lower-yielding, higher-rated fixed-income securities. Such securities are generally issued by corporations that are not as financially secure or as creditworthy as issuers of higher-rated securities. There is, accordingly, a greater risk that the issuers of higher-yielding securities will not be able to pay principal and interest on such securities, especially during periods of adverse economic conditions. Investment in such high-yield securities entails relatively greater risk of loss of income or principal. The Fund should be considered a long-term investment and a vehicle for diversification, and not as a balanced investment program. The Fund may not be appropriate as the exclusive investment to fund a variable annuity or variable life insurance contract ("Contract") for all Contract owners. See "Investment Objectives and Policies of the Funds -- Risks of High Yield Securities" in the Appendix to this Prospectus.

     Selection and supervision by the management of the Company regarding investments in lower-rated fixed-income securities involves continuous analysis of individual issuers, general business conditions and other factors that may be too time consuming or too costly for the average investor. The furnishing of these services does not, of course, guarantee successful results. The analysis of issuers may include, among other things, historic and current financial condition, current and anticipated cash flow and borrowing requirements, value of assets in relation to historical cost, strength of management, responsiveness to business conditions, credit standing, and current and anticipated results of operations. Analysis of general business conditions and other factors may include anticipated changes in economic activity and interest rates, the availability of new investment opportunities, and the economic outlook for specific industries. While Merrill Lynch Asset Management, L.P. (the "Investment Adviser") considers as one factor in its credit analysis the ratings assigned by the rating services, the Investment Adviser performs its own independent credit analysis of issuers and consequently, the High Current Income Fund may invest, without limit, in unrated securities if such securities offer, in the opinion of the Investment Adviser, a relatively high yield without undue risk. As a result, the High Current Income Fund's ability to achieve its investment objective may depend to a greater extent on the Investment Adviser's own credit analysis than the Funds which invest in higher-rated securities. Although the High Current Income Fund will invest primarily in lower-rated securities, it will not invest in securities rated Ca or lower by Moody's and CC or lower by Standard & Poor's unless the Investment Adviser believes that the financial condition of the issuer or the protection afforded to the particular securities is stronger than would otherwise be indicated by such low ratings. However, securities purchased by the High Current Income Fund may subsequently be downgraded. Such securities may continue to be held and will be sold only if, in the judgment of the Investment Adviser, it is advantageous to do so.

     When changing economic conditions and other factors cause the yield difference between lower-rated and higher-rated securities to narrow, the High Current Income Fund may purchase higher-rated securities if the Investment Adviser believes that the risk of loss of income and principal may be substantially reduced with only a relatively small reduction in yield.

     The securities in the High Current Income Fund will be varied from time to time depending upon the judgment of management as to prevailing conditions in the economy and the securities markets and the prospects for interest rate changes among different categories of fixed-income securities. It is anticipated that under normal circumstances more than 90% of the High Current Income Fund's assets will be invested in fixed-income securities, including convertible and non-convertible debt securities and preferred stock. Although it is expected that, in general, the Fund will not invest in common stocks, rights or other equity securities, it will acquire or hold such securities (if consistent with the objectives of the Fund) when such securities are acquired in unit offerings with fixed-income securities or in connection with an actual or proposed conversion or exchange of fixed-income securities. In addition, under unusual market or economic conditions, the High Current Income Fund for defensive purposes may invest up to 100% of its assets in U.S. Government or Government agency securities, money market securities or other fixed-income securities deemed by the Investment Adviser to be consistent with a defensive posture, or may hold its assets in cash. The yield on such securities may be lower than the yield on lower-rated fixed-income securities.

     The table below shows the average monthly dollar-weighted market value, by Standard & Poor's rating category, of securities held by the High Current Income Fund during the fiscal year ended December 31, 1997.

                                                                          % MARKET
                                                                           VALUE
                                                               % NET     CORPORATE
                          RATING*                             ASSETS       BONDS
                          -------                             -------    ----------
BBB.........................................................    2.1%         2.5%
BB..........................................................   28.0         32.0
B...........................................................   51.2         58.1
CCC.........................................................    2.7          3.0
NR**........................................................    3.8          4.4
                                                                           -----
                                                                           100.0%
                                                                           =====

---------------
 * A description of corporate bond ratings of Standard & Poor's is set forth in Annex A of the Appendix to this Prospectus.

** Bonds that are not rated by Standard & Poor's. Such bonds may be rated by nationally recognized statistical rating organizations other than Standard & Poor's, or may not be rated by any other organizations.

     In addition, the High Current Income Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended and which therefore may be subject to restrictions on their transfer or resale. The Fund may also invest in securities of foreign issuers, and may from time to time enter into standby commitment agreements. A further discussion of the investments described in this paragraph and the risks associated with such investments is set forth in the Appendix to this Prospectus.

PROSPECTUS
APRIL 17, 1998

                       MERRILL LYNCH QUALITY EQUITY FUND
                  of Merrill Lynch Variable Series Funds, Inc.

   P.O. Box 9011, Princeton, New Jersey 08543-9011 - Phone No. (609) 282-2800
                           -------------------------

     Merrill Lynch Quality Equity Fund (the "Quality Equity Fund") is a diversified fund whose objective is the highest total investment return consistent with prudent risk. The Quality Equity Fund uses a fully managed investment policy utilizing equity securities, primarily common stocks of large-capitalization companies, as well as investment grade debt and convertible securities. The Quality Equity Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its eighteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class B Common Stock for the Quality Equity Fund pursuant to this Prospectus. Each Fund's Class B Common Stock will be subject to a distribution fee at an annual rate of 0.15% of the Fund's average daily net assets attributable to the Class B Common Stock. This Prospectus consists of this three page document and the attached Appendix. For more information on the Quality Equity Fund's investment objective and policies, please see page 3 of this document, and the Appendix.
                           -------------------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON
THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.
                           -------------------------

     THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL 17, 1998, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE COMMISSION MAINTAINS A WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE AND OTHER INFORMATION ABOUT THE FUND. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

                               TABLE OF CONTENTS

                                       PAGE
                                       ----
  Investment Objective and
     Policies........................     3
Appendix
  The Insurance Companies............   A-1
  Investment Objectives and Policies
     of the Funds....................   A-1
  Directors..........................   A-8
  Investment Adviser.................   A-8

                                       PAGE
                                       ----
Portfolio Transactions and
  Brokerage..........................  A-11
Purchase of Shares...................  A-11
Redemption of Shares.................  A-12
Dividends, Distributions and Taxes...  A-12
Performance Data.....................  A-13
Distribution Plan....................  A-14
Additional Information...............  A-15

                           -------------------------

              MERRILL LYNCH ASSET MANAGEMENT -- INVESTMENT ADVISER MERRILL LYNCH FUNDS DISTRIBUTOR, INC. -- DISTRIBUTOR

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY STATE IN WHICH SUCH OFFER TO SELL OR SOLICITATION OF AN OFFER TO BUY MAY NOT LAWFULLY BE MADE.

                       INVESTMENT OBJECTIVE AND POLICIES

     The Quality Equity Fund seeks to achieve the highest total investment return, or the aggregate of income and capital value changes, consistent with prudent risk. To do this, management will shift the emphasis among investment alternatives for capital growth, capital stability and income as market trends change. This "fully managed" investment policy distinguishes the Quality Equity Fund from investment companies which seek either capital growth or income. The Quality Equity Fund's investment philosophy is based on management's belief that the structure of the United States economy and its securities markets will undergo continuous change. The flexibility of the Fund is designed to reduce overall exposure to risk by achieving below-average volatility in a falling market and above-average volatility in a rising market. There can be no assurance that the Quality Equity Fund will achieve its investment objective. The Fund may employ a variety of instruments and techniques to hedge against market and currency risk. See Annex B to the Appendix to this Prospectus.

     The Quality Equity Fund's fully managed investment approach will make use of equity, debt and convertible securities. The majority of the Fund's equity portfolio will be in the common stocks of large-capitalization, "quality" companies. For this purpose, "large capitalization" companies are considered to be those companies with market capitalizations in excess of $500 million. Management of the Company believes that a quality company is one which conforms closely to the following criteria: good financial resources, strong balance sheet, satisfactory rate of return on capital, good industry position and superior management skills. The earnings of quality companies generally tend to grow consistently. Whenever market or financial conditions warrant, the Quality Equity Fund may, in order to reduce risk and achieve the highest total investment return, invest in non-convertible, long-term debt securities, including "deep discount" corporate debt securities of investment grade or issues of fixed-income convertible securities which give the owner the option of a later exchange for common stock. Management expects that over longer periods the larger portion of the Quality Equity Fund's portfolio will consist of equity securities. The Fund should be considered a long-term investment and a vehicle for diversification, and not as a balanced investment program. The Fund may not be appropriate as the exclusive investment to fund a variable annuity or variable life insurance contract ("Contract") for all Contract owners. During defensive periods, the Fund may invest in U.S. Government and Government agency securities, money market securities or other fixed-income securities deemed by the Merrill Lynch Asset Management L.P. (the "Investment Adviser") to be consistent with a defensive posture, or cash.

OTHER INVESTMENTS AND RISKS

     In addition, the Quality Equity Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended and which may therefore be subject to restrictions on their transfer or resale. The Fund may also invest in securities of foreign issuers, may from time-to-time be invested in non-dollar-denominated securities of foreign issuers, and is authorized to write (i.e., sell) call options on securities held in its portfolio or securities indices the performance of which is substantially correlated with securities held in its portfolio. Changes in foreign currency exchange rates may affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments insofar as United States investors are concerned. Furthermore, the Quality Equity Fund's return on investments in non-dollar-denominated securities may be reduced or enhanced as a result of changes in foreign currency rates during the period in which the Fund holds such investments.

     The Quality Equity Fund may engage in transactions, such as currency swaps and purchasing and selling options on currencies, for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the US dollar. Although such instruments will be used with the intention of hedging against adverse currency movements, transactions in such instruments involve the risk that anticipated currency movements will not be accurately predicted and that the Fund's hedging strategies will be ineffective and may cause the Fund to realize losses.

     A further discussion of the foregoing investments and the risks associated with such investments is set forth in the Appendix to this Prospectus, including Annex B of the Appendix to this Prospectus, which includes a discussion of certain portfolio strategies relating to options and foreign exchange transactions.

PROSPECTUS

APRIL 17, 1998

                     MERRILL LYNCH SPECIAL VALUE FOCUS FUND
                  of Merrill Lynch Variable Series Funds, Inc.
   P.O. Box 9011, Princeton, New Jersey 08543-9011 - Phone No. (609) 282-2800
                           -------------------------

     Merrill Lynch Special Value Focus Fund, formerly the Merrill Lynch Equity Growth Fund (the "Special Value Focus Fund"), is a diversified fund whose objective is long-term capital growth by investing primarily in common shares of small companies and of emerging growth companies regardless of size. The Special Value Focus Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its eighteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class B Common Stock for the Special Value Focus Fund pursuant to this Prospectus. Each Fund's Class B Common Stock will be subject to a distribution fee at an annual rate of 0.15% of the Fund's average daily net assets attributable to the Class B Common Stock. This Prospectus consists of this four page document and the attached Appendix. For more information on the Special Value Focus Fund's investment objectives and policies, please see page 3 of this document and the Appendix.
                           -------------------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON
THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.
                           -------------------------

     THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL 17, 1998, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE COMMISSION MAINTAINS A WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE AND OTHER INFORMATION ABOUT THE FUND. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

                               TABLE OF CONTENTS

                                       PAGE
                                       ----
  Financial Highlights...............     2
  Investment Objective and
     Policies........................     3
Appendix
  The Insurance Companies............   A-1
  Investment Objectives and Policies
     of the Funds....................   A-1
  Directors..........................   A-8
  Investment Adviser.................   A-8

                                       PAGE
                                       ----
Portfolio Transactions and
  Brokerage..........................  A-11
Purchase of Shares...................  A-11
Redemption of Shares.................  A-12
Dividends, Distributions and Taxes...  A-12
Performance Data.....................  A-13
Distribution Plan....................  A-14
Additional Information...............  A-15

                           -------------------------

              MERRILL LYNCH ASSET MANAGEMENT -- INVESTMENT ADVISER MERRILL LYNCH FUNDS DISTRIBUTOR, INC. -- DISTRIBUTOR

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY STATE IN WHICH SUCH OFFER TO SELL OR SOLICITATION OF AN OFFER TO BUY MAY NOT LAWFULLY BE MADE.

                              FINANCIAL HIGHLIGHTS

     The financial information in the table below has been audited in conjunction with annual audits of the financial statements of each of the Company's Funds by Deloitte & Touche LLP, independent auditors. Financial Statements and the independent auditors' report thereon for the fiscal year ended December 31, 1997 are included in the Statement of Additional Information. The following per share data and ratios have been derived from information provided in the Fund's audited financial statements. Further information about the performance of the Fund is contained in the Fund's most recent annual report to shareholders, which may be obtained, without charge, by calling or by writing the Company at the telephone number or address on the front cover of this Prospectus.

                                                                  SPECIAL VALUE
                                                                   FOCUS FUND
                                                                   (CLASS B)#
                                                                 FOR THE PERIOD
                                                              OCTOBER 23, 1997+ TO
                                                                DECEMBER 31, 1997
          Increase (Decrease) in Net Asset Value:             ---------------------
Per Share Operating Performance:
Net asset value, beginning of period........................         $ 31.23
                                                                     -------
Investment loss -- net......................................            (.01)
Realized and unrealized loss on investments -- net..........           (3.48)
                                                                     -------
Total from investment operations............................           (3.49)
                                                                     -------
Net asset value, end of period..............................         $ 27.74
                                                                     =======
Total Investment return:**
Based on net asset value per share..........................          (11.18%)++
                                                                     =======
Ratios to Average Net Assets:
Expenses....................................................             .96%*
                                                                     =======
Investment loss -- net......................................            (.24%)*
                                                                     =======
Supplemental Data:
Net assets, end of period (in thousands)....................         $   248
                                                                     =======
Portfolio turnover..........................................          147.06%
                                                                     =======
Average commission rate paid................................         $ .0555
                                                                     =======

---------------
 * Annualized

** Total investment returns exclude insurance-related fees and expenses.

 + Commencement of Operations

++ Aggregate total investment return

 # Based on average shares outstanding

                       INVESTMENT OBJECTIVE AND POLICIES

     The investment objective of the Special Value Focus Fund is to seek long-term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of relatively small companies that management of the Company believes have special investment value, and of emerging growth companies regardless of size. There can be no assurance that the Special Value Focus Fund will achieve its investment objective. Companies are selected by management on the basis of their long-term potential for expanding their size and profitability or for gaining increased market recognition for their securities. Current income is not a factor in the selection of securities. The Special Value Focus Fund is intended to provide an opportunity for owners ("Contract Owners") of variable annuity contracts and/or variable life insurance contracts ("Contracts") who are not ordinarily in a position to perform the specialized type of research or analysis of small and emerging growth companies.

     Management seeks to identify those small emerging growth companies that can show significant and sustained increases in earnings over an extended period of time and are in sound financial condition. Management believes that, while these companies present above-average risks, properly selected companies of this type also have the potential to increase their earnings at a rate substantially in excess of the general growth of the economy. The Special Value Focus Fund attempts to achieve its objective by focusing on the long-range view of a company's prospects through a fundamental analysis of its management, financial structure, product development, marketing ability and other relevant factors. Full development of these companies frequently takes time and, for this reason, the Special Value Focus Fund should not be considered as a long-term investment and not as a vehicle for seeking short-term profits. The Fund should be considered a long-term investment and a vehicle for diversification, and not as a balanced investment program.

     Small companies. Management seeks small companies that offer special investment value in terms of their product or service, research capability, or other unique attributes, and are relatively undervalued in the marketplace when compared with similar, but larger, enterprises. The definition of "small companies" will change over time in response to market conditions; for the Fund, "small companies" typically have capitalization, at the time of initial purchase by the Fund, in the same range as companies in the Russell 2000 stock index, a widely known small cap investment benchmark. Small companies are generally little known to most individual investors, although some may be dominant in their respective industries. Underlying this strategy is management's belief that relatively small companies will continue to have the opportunity to develop into significant business enterprises. Some such companies may be in a relatively early stage of development; others may manufacture a new product or perform a new service. Such companies may not be counted upon to develop into major industrial companies, but management believes that eventual recognition of their special value characteristics by the investment community can provide above-average long-term growth to the portfolio.

     Emerging growth companies. In selecting investments for the Special Value Focus Fund, management also seeks emerging growth companies that either occupy a dominant position in an emerging industry or subindustry or have a significant and growing market share in a large, fragmented industry. Management believes that capable and flexible management is one of the most important criteria of emerging growth companies and that such companies should employ sound financial and accounting policies and also demonstrate effective research, successful product development and marketing, efficient service and pricing flexibility. Emphasis is given to companies with rapid historical growth rates, above-average returns on equity and strong current balance sheets, all of which should enable the company to finance its continued growth. Management of the Company also analyzes and weighs relevant factors beyond the company itself, such as the level of competition in the industry, the extent of governmental regulation, the nature of labor conditions and other related matters.

     The Special Value Focus Fund emphasizes investments in companies that do most of their business in the United States and therefore are free of the currency exchange problems, foreign tax considerations and potential political and economic upheavals that many multinational corporations face. Moreover, the size and kinds of markets that they serve make these companies less susceptible than larger companies to intervention from the federal government by means of price controls, regulations or litigation.

     While the process of selection and continuous supervision by management does not, of course, guarantee successful investment results, it does provide ingredients not available to the average individual due to the time and cost involved. Careful initial selection is particularly important in this area as many new enterprises have promise but lack certain of the ingredients necessary to prosper.

     It should be apparent that an investment in a fund such as the Special Value Focus Fund involves greater risk than is customarily associated with more established companies. The securities of smaller or emerging growth companies may be subject to more abrupt or erratic market movements than larger, more established companies or the market average in general. These companies may have limited product lines, markets or financial resources, or they may be dependent upon a limited management group. Because of these factors, management of the Company believes that shares in the Special Value Focus Fund are suitable for Contract Owners who are in a financial position to assume above-average investment risk in search of above-average long-term reward. As indicated, the Special Value Focus Fund is designed for Contract Owners whose investment objective is growth rather than income. It is definitely not intended for exclusive funding of Contracts but is designed for Contract Owners who are prepared to experience above-average fluctuations in net asset value.

     The securities in which the Special Value Focus Fund invests will often be traded only in the over-the-counter market or on a regional securities exchange and may not be traded every day or in the volume typical of trading on a national securities exchange. As a result, the disposition by the Fund of portfolio securities to meet redemptions or otherwise may require the Fund to sell these securities at a discount from market prices or during periods when in management's judgment such disposition is not desirable or to make many small sales over a lengthy period of time.

     The investment emphasis of the Special Value Focus Fund is on equities, primarily common stock and, to a lesser extent, securities convertible into common stocks and rights to subscribe for common stock, and the Fund will maintain at least 80% of its net assets invested in equity securities of small or emerging growth companies except during defensive periods. The Special Value Focus Fund reserves the right as a defensive measure and to provide for redemptions to hold other types of securities, including non-convertible preferred stocks and debt securities, U.S. Government and Government agency securities, money market securities or other fixed-income securities deemed by the Investment Adviser to be consistent with a defensive posture, or cash, in such proportions as, in the opinion of management, prevailing market or economic conditions warrant.

     In addition, the Special Value Focus Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended and which therefore may be subject to restrictions on their transfer or resale. The Fund may also invest in securities of foreign issuers and is authorized to write (i.e., sell) call options on securities held in its portfolio or securities indices the performance of which is substantially correlated with securities held in its portfolio. A further discussion of the investments described in this paragraph and the risks associated with such investments is set forth in the Appendix to this Prospectus, including Annex B of the Appendix to this Prospectus, which includes a discussion of certain portfolio strategies relating to options.

PROSPECTUS
APRIL 17, 1998

                   MERRILL LYNCH NATURAL RESOURCES FOCUS FUND
                  of Merrill Lynch Variable Series Funds, Inc.

   P.O. Box 9011, Princeton, New Jersey 08543-9011 - Phone No. (609) 282-2800
                           -------------------------

     Merrill Lynch Natural Resources Focus Fund (the "Natural Resources Focus Fund") is a non-diversified fund whose objectives are achieving long-term growth of capital and protection of the purchasing power of shareholder's capital by investing primarily in equity securities of domestic and foreign companies with substantial natural resource assets. The Natural Resources Focus Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its eighteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class B Common Stock for the Natural Resources Focus Fund pursuant to this Prospectus. Each Fund's Class B Common Stock will be subject to a distribution fee at an annual rate of 0.15% of the Fund's average daily net assets attributable to the Class B Common Stock. This Prospectus consists of this four page document and the attached Appendix. For more information on the Natural Resources Focus Fund's investment objectives and policies, please see page 3 of this document and the Appendix.
                           -------------------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON
THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.
                           -------------------------

     THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL 17, 1998, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE COMMISSION MAINTAINS A WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE AND OTHER INFORMATION ABOUT THE FUND. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

                               TABLE OF CONTENTS

                                       PAGE
                                       ----
  Investment Objectives and
     Policies........................     3
Appendix
  The Insurance Companies............   A-1
  Investment Objectives and Policies
     of the Funds....................   A-1
  Directors..........................   A-8
  Investment Adviser.................   A-8

                                       PAGE
                                       ----
Portfolio Transactions and
  Brokerage..........................  A-11
Purchase of Shares...................  A-11
Redemption of Shares.................  A-12
Dividends, Distributions and Taxes...  A-12
Performance Data.....................  A-13
Distribution Plan....................  A-14
Additional Information...............  A-15

                           -------------------------

              MERRILL LYNCH ASSET MANAGEMENT -- INVESTMENT ADVISER MERRILL LYNCH FUNDS DISTRIBUTOR, INC. -- DISTRIBUTOR

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY STATE IN WHICH SUCH OFFER TO SELL OR SOLICITATION OF AN OFFER TO BUY MAY NOT LAWFULLY BE MADE.

                       INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives of the Natural Resources Focus Fund are to achieve long-term growth of capital and to protect the purchasing power of shareholders' capital by investing primarily in a portfolio of equity securities (e.g., common stocks and securities convertible into common stocks) of domestic and foreign companies with substantial natural resource assets. This investment objective is a fundamental policy and may not be changed without a vote of the majority of outstanding shares of the Natural Resources Focus Fund. The Natural Resources Focus Fund also may invest in debt, preferred or convertible securities, the value of which is related to the market value of some natural resource asset ("asset-based securities"). Management of the Company will seek to identify companies or asset-based securities it believes are attractively priced relative to the intrinsic value of the underlying natural resource assets or are especially well positioned to benefit during particular portions of inflationary cycles. The Fund should be considered a long-term investment and a vehicle for diversification, and not as a balanced investment program. The Fund may not be appropriate as the exclusive investment to fund a variable annuity or variable life insurance contract ("Contract") for all Contract owners. There can be no assurance that the Natural Resources Focus Fund will achieve its investment objectives.

     IN SEEKING TO PROTECT THE PURCHASING POWER OF SHAREHOLDERS' CAPITAL, THE NATURAL RESOURCES FOCUS FUND HAS RESERVED THE RIGHT, WHEN MANAGEMENT OF THE COMPANY ANTICIPATES SIGNIFICANT ECONOMIC, POLITICAL OR FINANCIAL INSTABILITY, SUCH AS HIGH INFLATIONARY PRESSURES OR UPHEAVAL IN THE FOREIGN CURRENCY EXCHANGE MARKETS, TO INVEST A MAJORITY OF ITS ASSETS IN COMPANIES THAT EXPLORE FOR, EXTRACT, PROCESS OR DEAL IN GOLD OR IN ASSET-BASED SECURITIES INDEXED TO THE VALUE OF GOLD BULLION. Such a switch in investment strategies could require the Fund to liquidate portfolio securities and incur transaction costs. The Company has been advised by counsel that it is uncertain under the current federal tax law whether the Fund may concentrate its investments in gold and gold-related securities without adversely affecting the federal tax status of the Contracts. Accordingly, management of the Company has determined that the Natural Resources Focus Fund will not concentrate its investments in such securities until counsel has advised the Company that such uncertainty has been resolved favorably.

     Management attempts to achieve the investment objectives of the Natural Resources Focus Fund by seeking to identify securities of companies which, in its opinion, are undervalued relative to the value of natural resource holdings of such companies in light of current and anticipated economic or financial conditions. Natural resource assets are materials derived from natural sources which have economic value. Management will consider a company to have substantial natural resource assets when, in its opinion, the company's holdings of the assets are of such magnitude, when compared to the capitalization, revenues or operating profits of the company, that changes in the economic value of the assets are expected to affect the market price of the equity securities of such company. Generally, a company has substantial natural resource assets when at least 50% of the non-current assets, capitalization, gross revenues or operating profits of the company in the most recent or current fiscal year are involved in or result from directly or indirectly through subsidiaries, exploring, mining, refining, processing, fabricating, dealing in or owning natural resource assets. Examples of natural resource assets include precious metals (e.g., gold, silver and platinum), ferrous and nonferrous metals (e.g., iron, steel, aluminum and copper), strategic metals (e.g., uranium and titanium), hydrocarbons (e.g., coal, oil and natural gas), timber land, undeveloped real property and agricultural commodities. The Fund presently does not intend to invest directly in natural resource assets or contracts related thereto.

     Management of the Company believes that, based upon past performance, the securities of specific companies that hold different types of substantial natural resource assets may move relatively independently of one another during different stages of inflationary cycles due to different degrees of demand for, or market values of, their respective natural resource holdings during particular portions of such inflationary cycles. The Fund's fully managed investment approach enables it to switch its emphasis among various industry groups depending upon management's outlook with respect to prevailing trends and developments.

     The Natural Resources Focus Fund at all times, except during defensive periods, will maintain at least 65% of its total assets invested in companies with substantial natural resource assets or in asset-based securities. Current income from dividends and interest will not be a primary consideration in selecting securities. The Fund reserves the right as a temporary defensive measure and to provide for redemptions, to hold short-term

U.S. Government and Government agency securities, money market securities or other fixed-income securities deemed by the Investment Adviser to be consistent with a defensive posture, or cash, in such proportions as, in the opinion of management, prevailing market or economic conditions warrant.

     As indicated above, under certain circumstances, the Natural Resources Focus Fund has reserved the right to invest a majority of its assets in gold-related companies or securities. Based on historic experience, during periods of economic or financial instability, the securities of such companies may be subject to extreme price fluctuations, reflecting the high volatility of gold prices during such periods. In addition, the instability of gold prices may result in volatile earnings of gold-related companies which, in turn, may affect adversely the financial condition of such companies. Gold mining companies also are subject to the risks generally associated with mining operations.

     The major producers of gold include the Republic of South Africa, Russia, the United States, Australia, Canada, the People's Republic of China and the Philippines. Sales of gold by Russia and the People's Republic of China are largely unpredictable and often relate to political and economic considerations rather than to market forces. Economic, social and political developments within Russia, the People's Republic of China and the Republic of South Africa may affect significantly gold production in those countries.

OTHER INVESTMENTS AND RISKS

     In addition, the Natural Resources Focus Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended and which therefore may be subject to restrictions on their transfer or resale. The Fund may also engage in transactions for purpose of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the US dollar. The Fund is also authorized to write (i.e., sell) and purchase call and put options on securities held in its portfolio, on securities indices the performance of which is substantially correlated with securities held in its portfolio or on securities it intends to purchase, may engage in transactions in futures, and may invest in securities the potential return of which is based on the change in particular measurements of value or rate (i.e., indexed and inverse securities).

     The Natural Resources Focus Fund may also invest in securities of foreign issuers and may concentrate its investments in one or more countries. Investments in foreign securities, particularly those of non-governmental issuers, involve considerations and risks which are not ordinarily associated with investing in domestic issuers. These considerations and risks include changes in currency rates, currency exchange control regulations, the possibility of expropriation, confiscatory taxation, high rates of inflation, the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards, less liquidity and more volatility in foreign securities markets, the impact of political, social or diplomatic developments, and the difficulty of assessing economic trends in foreign countries. In addition, net investment income earned by the Fund on a foreign security may be subject to withholding and other taxes imposed by foreign governments which will reduce the Fund's net investment income. The Natural Resources Focus Fund may also from time to time be substantially invested in non-dollar-denominated securities of foreign issuers. Changes in foreign currency exchange rates may affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments insofar as United States investors are concerned. Furthermore, the Fund's return on investments in non-dollar-denominated securities may be reduced or enhanced as a result of changes in foreign currency rates during the period in which the Fund holds such investments. See "Other Portfolio Strategies -- Foreign Securities" in the Appendix to this Prospectus for special considerations concerning investments in foreign securities.

     A further discussion of the foregoing investments and the risks associated with such investments is set forth in the Appendix to this Prospectus, including Annex B of the Appendix to this Prospectus, which includes a discussion of certain portfolio strategies relating to indexed and inverse securities, options, futures and foreign exchange transactions.

PROSPECTUS
APRIL 17, 1998

                      MERRILL LYNCH AMERICAN BALANCED FUND
                  of Merrill Lynch Variable Series Funds, Inc.

   P.O. Box 9011, Princeton, New Jersey 08543-9011 - Phone No. (609) 282-2800
                           -------------------------

     Merrill Lynch American Balanced Fund (the "American Balanced Fund") is a diversified fund whose objective is a level of current income and a degree of stability or principal not normally available from an investment solely in equity securities and the opportunity for capital appreciation greater than is normally available from an investment solely in debt securities by investing in a balanced portfolio of fixed-income and equity securities. The American Balanced Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its eighteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class B Common Stock for the American Balanced Fund pursuant to this Prospectus. Each Fund's Class B Common Stock will be subject to a distribution fee at an annual rate of 0.15% of the Fund's average daily net assets attributable to the Class B Common Stock. This Prospectus consists of this three page document and the attached Appendix. For more information on the American Balanced Fund's investment objective and policies, please see page 3 of this document and the Appendix.
                           -------------------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON
THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.
                           -------------------------

     THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL 17, 1998, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE COMMISSION MAINTAINS A WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE AND OTHER INFORMATION ABOUT THE FUND. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

                               TABLE OF CONTENTS

                                       PAGE
                                       ----
  Investment Objective and
     Policies........................     3
Appendix
  The Insurance Companies............   A-1
  Investment Objectives and Policies
     of the Funds....................   A-1
  Directors..........................   A-8
  Investment Adviser.................   A-8

                                       PAGE
                                       ----
Portfolio Transactions and
  Brokerage..........................  A-11
Purchase of Shares...................  A-11
Redemption of Shares.................  A-12
Dividends, Distributions and Taxes...  A-12
Performance Data.....................  A-13
Distribution Plan....................  A-14
Additional Information...............  A-15

                           -------------------------

              MERRILL LYNCH ASSET MANAGEMENT -- INVESTMENT ADVISER MERRILL LYNCH FUNDS DISTRIBUTOR, INC. -- DISTRIBUTOR

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY STATE IN WHICH SUCH OFFER TO SELL OR SOLICITATION OF AN OFFER TO BUY MAY NOT LAWFULLY BE MADE.

                       INVESTMENT OBJECTIVE AND POLICIES

     The investment objective of the American Balanced Fund is to seek a level of current income and a degree of stability of principal not normally available from an investment solely in equity securities and the opportunity for capital appreciation greater than is normally available from an investment solely in debt securities by investing in a balanced portfolio of fixed income and equity securities. This investment objective is a fundamental policy and may not be changed without a vote of the majority of the outstanding shares of the American Balanced Fund. The American Balanced Fund will seek current income by investing a portion of its assets in a portfolio of intermediate to long-term debt, convertible debt, non-convertible and convertible term preferred stock and money market securities. The American Balanced Fund will seek capital appreciation primarily by investing a portion of its assets in equity securities, including perpetual preferred and convertible perpetual preferred stock. At all times the Fund will maintain at least 25% of its net assets in senior fixed income securities. As a non-fundamental policy, the Fund is not permitted to invest in securities of foreign issuers. There can be no assurance that the American Balanced Fund will achieve its investment objective.

     The Fund will normally limit its allocation of assets to equity securities to no more than 65% of its net assets. To the extent its equity position exceeds this limitation, because of changes in the value of portfolio securities or otherwise, the Fund will seek to reduce its equity position to less than 65% of net assets by selling such securities at such times and in such amounts as management of the Company deems appropriate in light of market conditions and other pertinent factors. See "Dividends, Distributions and Taxes -- Tax Treatment of the Company" in the Appendix to this Prospectus.

     The American Balanced Fund will generally emphasize investment in common stocks of larger-capitalization issuers and in investment-grade debt obligations. The Fund may also seek to enhance the return on its common stock portfolio by writing covered call options listed on United States securities exchanges. Under unusual market or economic conditions, the Fund for defensive purposes may invest up to 100% of its assets in short-term U.S. Government or Government agency securities, money market securities or other fixed-income securities deemed by the Investment Adviser to be consistent with a defensive posture, or cash.

     In addition, the American Balanced Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended and which therefore may be subject to restrictions on their transfer or resale. The Fund is authorized to write (i.e., sell) call options on securities held in its portfolio or securities indices the performance of which is substantially correlated with securities held in its portfolio. A further discussion of the investments described in this paragraph and the risks associated with such investments is set forth in the Appendix to this Prospectus, including Annex B of the Appendix to this Prospectus, which includes a discussion of certain portfolio strategies relating to options.

PROSPECTUS
APRIL 17, 1998

                    MERRILL LYNCH GLOBAL STRATEGY FOCUS FUND
                  of Merrill Lynch Variable Series Funds, Inc.

   P.O. Box 9011, Princeton, New Jersey 08543-9011 - Phone No. (609) 282-2800
                           -------------------------

     Merrill Lynch Global Strategy Focus Fund (the "Global Strategy Focus Fund") is a non-diversified fund whose objective is high total investment return by investing primarily in a portfolio of equity and fixed income securities of U.S. and foreign issuers. The Global Strategy Focus Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its eighteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class B Common Stock for the Global Strategy Focus Fund pursuant to this Prospectus. Each Fund's Class B Common Stock will be subject to a distribution fee at an annual rate of 0.15% of the Fund's average daily net assets attributable to the Class B Common Stock. This Prospectus consists of this four page document and the attached Appendix. For more information on the Global Strategy Focus Fund's investment objective and policies, please see page 3 of this document and the Appendix.
                           -------------------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON
THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.
                           -------------------------

     THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL 17, 1998, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE COMMISSION MAINTAINS A WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE AND OTHER INFORMATION ABOUT THE FUND. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

                               TABLE OF CONTENTS

                                       PAGE
                                       ----
  Investment Objective and
     Policies........................     3
Appendix
  The Insurance Companies............   A-1
  Investment Objectives and Policies
     of the Funds....................   A-1
  Directors..........................   A-8
  Investment Adviser.................   A-8

                                       PAGE
                                       ----
Portfolio Transactions and
  Brokerage..........................  A-11
Purchase of Shares...................  A-11
Redemption of Shares.................  A-12
Dividends, Distributions and Taxes...  A-12
Performance Data.....................  A-13
Distribution Plan....................  A-14
Additional Information...............  A-15

                           -------------------------

              MERRILL LYNCH ASSET MANAGEMENT -- INVESTMENT ADVISER MERRILL LYNCH FUNDS DISTRIBUTOR, INC. -- DISTRIBUTOR

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY STATE IN WHICH SUCH OFFER TO SELL OR SOLICITATION OF AN OFFER TO BUY MAY NOT LAWFULLY BE MADE.

                       INVESTMENT OBJECTIVE AND POLICIES

     The investment objective of the Global Strategy Focus Fund is to seek high total investment return by investing primarily in a portfolio of equity and fixed income securities, including convertible securities, of U.S. and foreign issuers. Total investment return consists of interest, dividends, discount accruals and capital changes, including changes in the value of non-dollar denominated securities and other assets and liabilities resulting from currency fluctuations. There can be no assurance that the Global Strategy Focus Fund will achieve its investment objective. Investing on an international basis involves special considerations. See "Other Investments and Risks" below.

     The Global Strategy Focus Fund seeks to achieve its objective by investing primarily in the securities of issuers located in the United States, Canada, Western Europe, the Far East and Latin America. There are no prescribed limits on the geographical allocation of the Fund among these regions. Such allocation will be made primarily on the basis of the anticipated total return from investments in the securities of issuers wherever located, considering such factors as the condition and growth potential of the various economies and securities markets and the issuers domiciled therein, anticipated movements in interest rates in the various capital markets and in the value of foreign currencies relative to the U.S. dollar, tax considerations and economic, social, financial, national and political factors which may affect the climate for investing within such securities markets. When, in the judgment of Merrill Lynch Asset Management L.P. (the "Investment Adviser"), economic or market conditions warrant, the Fund reserves the right to concentrate its investments in one or more capital markets, including the United States. The Fund should be considered a long-term investment and a vehicle for diversification, and not as a balanced investment program. The Fund may not be appropriate as the exclusive investment to fund a variable annuity or variable life insurance contract ("Contract") for all Contract owners.

     The corporate debt securities, including convertible debt securities, in which the Fund may invest will be rated BBB or better by Standard and Poor's Ratings Group ("Standard & Poor's") or Baa or better by Moody's Investors Service, Inc. ("Moody's") or, in the opinion of the Investment Adviser, of comparable quality. The Fund may also invest in debt obligations issued or guaranteed by sovereign governments, political subdivisions thereof (including states, provinces and municipalities) or their agencies or instrumentalities or issued or guaranteed by international organizations designated or supported by governmental entities to promote economic reconstruction or development ("supranational entities") such as the International Bank for Reconstruction and Development (the "World Bank") and the European Coal and Steel Community. Investments in securities of supranational entities are subject to the risk that member governments will fail to make required capital contributions and that a supranational entity will thus be unable to meet its obligations.

     When market or financial conditions warrant, the Global Strategy Focus Fund may invest as a temporary defensive measure up to 100% of its assets in U.S. Government or Government agency securities, money market securities or other fixed income securities deemed by the Investment Adviser to be consistent with a defensive posture, or may hold its assets in cash.

     The Global Strategy Focus Fund may use derivatives in connection with certain trading strategies. See Annex B of the Appendix to this Prospectus.

OTHER INVESTMENTS AND RISKS

     In addition, the Global Strategy Focus Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended and which therefore may be subject to restrictions on their transfer or resale. The Global Strategy Focus Fund may also invest in securities of foreign issuers and may concentrate its investments in one or more countries. Investments in foreign securities, particularly those of non-governmental issuers, involve considerations and risks that are not ordinarily associated with investing in domestic issuers. These considerations and risks include changes in currency rates, currency exchange control regulations, the possibility of expropriation, confiscatory taxation, high rates of inflation, the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards, less liquidity and more volatility in foreign securities markets, the impact of political, social or diplomatic developments, and the difficulty of assessing economic trends in foreign countries. In addition, net investment income earned by the Fund on a foreign security may be subject to withholding and other taxes imposed by foreign governments, which will reduce the Fund's net investment income. The Fund may also from time to time be substantially invested in non-dollar-denominated securities of foreign issuers. Changes in foreign currency exchange rates may affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments insofar as United States investors are concerned. Furthermore, the Fund's return on investments in non-dollar-denominated securities may be reduced or enhanced as a result of changes in foreign currency rates during the period in which the Fund holds such investments. For additional information concerning the risks of investing in foreign securities, see "Other Portfolio
Strategies -- Foreign Securities" in the Appendix to this Prospectus.

     The Global Strategy Focus Fund may engage in transactions, such as currency swaps and purchasing and selling options on currencies, for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar. The Fund is also authorized to purchase and to write (i.e., sell) call and put options on securities held in its portfolio, securities indices the performance of which is substantially correlated with securities held in its portfolio or on securities it intends to purchase and to purchase put options on securities held in its portfolio and may also invest in futures and in securities the potential return of which is based on the change in particular measurements of value of rate (i.e. indexed and inverse securities).

     A further discussion of the foregoing investments and the risks associated with such investments is set forth in the Appendix to this Prospectus, including Annex B of the Appendix to this Prospectus, which includes a discussion of certain portfolio strategies relating to indexed and inverse securities, options, futures and foreign exchange transactions.

PROSPECTUS
APRIL 17, 1998

                      MERRILL LYNCH BASIC VALUE FOCUS FUND
                  of Merrill Lynch Variable Series Funds, Inc.

   P.O. Box 9011, Princeton, New Jersey 08543-9011 - Phone No. (609) 282-2800
                           -------------------------

     Merrill Lynch Basic Value Focus Fund (the "Basic Value Focus Fund") is a diversified fund whose objectives are capital appreciation and, secondarily, income by investing in securities, primarily equities, that management of the Fund believes are undervalued and therefore represent basic investment value. The Basic Value Focus Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its eighteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class B Common Stock for the Basic Value Focus Fund pursuant to this Prospectus. Each Fund's Class B Common Stock will be subject to a distribution fee at an annual rate of 0.15% of the Fund's average daily net assets attributable to the Class B Common Stock. This Prospectus consists of this four page document and the attached Appendix. For more information on the Basic Value Focus Fund's investment objectives and policies, please see page 4 of this document and the Appendix.
                           -------------------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON
THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.
                           -------------------------

     THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL 17, 1998, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE COMMISSION MAINTAINS A WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE AND OTHER INFORMATION ABOUT THE FUND. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

                               TABLE OF CONTENTS

                                       PAGE
                                       ----
  Financial Highlights...............     3
  Investment Objectives and
     Policies........................     4
Appendix
  The Insurance Companies............   A-1
  Investment Objectives and Policies
     of the Funds....................   A-1
  Directors..........................   A-8
  Investment Adviser.................   A-8

                                       PAGE
                                       ----
Portfolio Transactions and
  Brokerage..........................  A-11
Purchase of Shares...................  A-11
Redemption of Shares.................  A-12
Dividends, Distributions and Taxes...  A-12
Performance Data.....................  A-13
Distribution Plan....................  A-14
Additional Information...............  A-15

                           -------------------------

              MERRILL LYNCH ASSET MANAGEMENT -- INVESTMENT ADVISER MERRILL LYNCH FUNDS DISTRIBUTOR, INC. -- DISTRIBUTOR

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY STATE IN WHICH SUCH OFFER TO SELL OR SOLICITATION OF AN OFFER TO BUY MAY NOT LAWFULLY BE MADE.

                              FINANCIAL HIGHLIGHTS

     The financial information in the table below has been audited in conjunction with annual audits of the financial statements of each of the Company's Funds by Deloitte & Touche LLP, independent auditors. Financial Statements and the independent auditors' report thereon for the fiscal year ended December 31, 1997 are included in the Statement of Additional Information. The following per share data and ratios have been derived from information provided in the Fund's audited financial statements. Further information about the performance of the Fund is contained in the Fund's most recent annual report to shareholders, which may be obtained, without charge, by calling or by writing the Company at the telephone number or address on the front cover of this Prospectus.

                                                                  BASIC VALUE
                                                                   FOCUS FUND
                                                                   (CLASS B)
                                                                 FOR THE PERIOD
                                                              NOVEMBER 3, 1997+ TO
                                                               DECEMBER 31, 1997
                                                              --------------------
Increase (Decrease) in Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning of period........................         $15.89
                                                                     ------
Investment income -- net....................................            .01
Realized and unrealized loss on investments -- net..........           (.06)
                                                                     ------
Total from investment operations............................           (.05)
                                                                     ------
Net asset value, end of period..............................         $15.84
                                                                     ======
Total Investment return:**
Based on net asset value per share..........................          (0.31%)++
                                                                     ======
Ratios to Average Net Assets:
Expenses....................................................            .82%*
                                                                     ======
Investment income -- net....................................           1.27%*
                                                                     ======
Supplemental Data:
Net assets, end of period (in thousands)....................         $  348
                                                                     ======
Portfolio turnover..........................................          95.52%
                                                                     ======
Average commission rate paid................................         $.0562
                                                                     ======

---------------
 * Annualized.

** Total investment returns exclude insurance-related fees and expenses.

 + Commencement of operations.

++ Aggregate total investment return.

                       INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives of the Basic Value Focus Fund are to seek capital appreciation and, secondarily, income by investing in securities, primarily equities, that management of the Fund believes are undervalued and therefore represent basic investment value. There can be no assurance that the Basic Value Focus Fund will achieve its investment objectives. The Fund seeks special opportunities in securities that are selling at a discount, either from book value or historical price-earnings ratios, or seem capable of recovering from temporarily out of favor considerations. Particular emphasis is placed on securities that provide an above-average dividend return and sell at a below-average price-earnings ratio. The Fund should be considered a long-term investment and a vehicle for diversification, and not as a balanced investment program. The Fund may not be appropriate as the exclusive investment to fund a variable annuity or variable life insurance contract ("Contract") for all Contract owners.

     The investment policy of the Basic Value Focus Fund is based on the belief that the pricing mechanism of the securities market lacks total efficiency and has a tendency to inflate prices of securities in favorable market climates and depress prices of securities in unfavorable climates. Based on this premise, management believes that favorable changes in market prices are more likely to begin when securities are out of favor, earnings are depressed, price-earnings ratios are relatively low, investment expectations are limited, and there is no real general interest in the particular security or industry involved. On the other hand, management believes that negative developments are more likely to occur when investment expectations are generally high, stock prices are advancing or have advanced rapidly, price-earnings ratios have been inflated, and the industry or issue continues to gain new investment acceptance on an accelerated basis. In other words, management believes that market prices of securities with relatively high price-earnings ratios are more susceptible to unexpected adverse developments while securities with relatively low price-earnings ratios are more favorably positioned to benefit from favorable, but generally unanticipated, events. This investment policy departs from traditional philosophy. Management of the Fund believes that the market risk involved in this policy is moderated somewhat by an emphasis on securities with above-average dividend returns.

     The current institutionally-dominated market tends to ignore, to some extent, the numerous secondary issues whose market capitalizations are below those of the relatively few larger size growth companies. It is expected that the Basic Value Focus Fund's portfolio generally will have significant representation in this secondary segment of the market. The basic orientation of the Fund's investment policies is such that at times a large portion of its common stock holdings may carry less than favorable research ratings from research analysts.

     Investment emphasis is on equities, primarily common stock and, to a lesser extent, securities convertible into common stocks. The Basic Value Focus Fund also may invest in preferred stocks and non-convertible debt securities rated investment grade and utilize covered call options with respect to portfolio securities as described in Annex B to the Appendix of this Prospectus. The Fund reserves the right as a defensive measure to hold other types of securities, including U.S. Government and Government agency securities, money market securities or other fixed-income securities deemed by the Investment Adviser to be consistent with a defensive posture, or cash, in such proportions as, in the opinion of management, prevailing market or economic conditions warrant. The Fund may invest up to 10% of its total assets, taken at market value at the time of acquisition, in the securities of foreign issuers.

     In addition, the Basic Value Focus Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended and which therefore may be subject to restrictions on their transfer or resale. The Fund is also authorized to write (i.e., sell) call options on securities held in its portfolio or securities indices the performance of which is substantially correlated with securities held in its portfolio. A further discussion of the investments described in this paragraph and the risks associated with such investments is set forth in the Appendix to this Prospectus, including Annex B of the Appendix to this Prospectus, which includes a discussion of certain portfolio strategies relating to options.

PROSPECTUS

APRIL 17, 1998

                      MERRILL LYNCH GLOBAL BOND FOCUS FUND
                  of Merrill Lynch Variable Series Funds, Inc.
   P.O. Box 9011, Princeton, New Jersey 08543-9011 - Phone No. (609) 282-2800
                           -------------------------

     Merrill Lynch Global Bond Focus Fund, formerly, the Merrill Lynch World Income Focus Fund, (the "Global Bond Focus Fund") is a non-diversified fund whose objective is high total investment return by investing in a global portfolio of fixed income securities denominated in various currencies, including multinational currency units. The Global Bond Focus Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its eighteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock for the Global Bond Focus are issued for each Fund. The Company is offering shares of its Class B Common Stock pursuant to this Prospectus. Each Fund's Class B Common Stock will be subject to a distribution fee at an annual rate of 0.15% of the Fund's average daily net assets attributable to the Class B Common Stock. This Prospectus consists of this four page document and the attached Appendix. For more information on the Global Bond Focus Fund's investment objective and policies, please see page 2 of this document and the Appendix.
                           -------------------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON
THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.
                           -------------------------

     THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL 17, 1998, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE COMMISSION MAINTAINS A WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE AND OTHER INFORMATION ABOUT THE FUND. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

                               TABLE OF CONTENTS

                                       PAGE
                                       ----
  Investment Objective and
     Policies........................     2
Appendix
  The Insurance Companies............   A-1
  Investment Objectives and Policies
     of the Funds....................   A-1
  Directors..........................   A-8
  Investment Adviser.................   A-8

                                       PAGE
                                       ----
Portfolio Transactions and
  Brokerage..........................  A-11
Purchase of Shares...................  A-11
Redemption of Shares.................  A-12
Dividends, Distributions and Taxes...  A-12
Performance Data.....................  A-13
Distribution Plan....................  A-14
Additional Information...............  A-15

                           -------------------------

              MERRILL LYNCH ASSET MANAGEMENT -- INVESTMENT ADVISER MERRILL LYNCH FUNDS DISTRIBUTOR, INC. -- DISTRIBUTOR

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY STATE IN WHICH SUCH OFFER TO SELL OR SOLICITATION OF AN OFFER TO BUY MAY NOT LAWFULLY BE MADE.

                       INVESTMENT OBJECTIVE AND POLICIES

     The investment objective of the Global Bond Focus Fund is to seek to provide shareholders a high total investment return by investing in a global portfolio of fixed income securities denominated in various currencies, including multi-national currency units. The Fund will, under normal conditions, invest at least 90% of its total assets in such fixed income securities. In pursuing its investment objective, the Global Bond Focus Fund will allocate its investments among different types of fixed income securities denominated in various currencies based upon Merrill Lynch Asset Management L.P.'s (the "Investment Adviser") analysis of the yield, maturity, potential appreciation and currency considerations affecting such securities. There can be no assurance that the Global Bond Focus Fund will achieve its investment objective. Investing on an international basis involves special considerations. See "Other Investments and Risks" below. The Fund should be considered a long-term investment and a vehicle for diversification, and not as a balanced investment program. The Fund may not be appropriate as the exclusive investment to fund a variable annuity or variable life insurance contract ("Contract") for all Contract owners.

     The Global Bond Focus Fund may invest in United States and foreign government and corporate fixed income securities that have a credit rating of A or better by Standard & Poor's Rating Group ("Standard & Poor's") or by Moody's Investors Service, Inc. ("Moody's") or commercial paper rated A-1 by Standard & Poor's or Prime-1 by Moody's or obligations that the Investment Adviser has determined to be of similar creditworthiness. The Fund may purchase fixed income securities issued by United States or foreign corporations or financial institutions, including debt securities of all types and maturities, convertible securities and preferred stocks. The Fund also may purchase securities issued or guaranteed by United States or foreign governments (including foreign states, provinces and municipalities) or their agencies and instrumentalities ("governmental entities") or issued or guaranteed by international organizations designated or supported by multiple governmental entities to promote economic reconstruction or development ("supranational entities").

     International Investing. The Global Bond Focus Fund may invest in fixed income securities denominated in any currency or multinational currency unit. An illustration of a multinational currency unit is the European Currency Unit ("ECU"), which is a "basket" consisting of specified amounts of the currencies of certain of the twelve member states of the European Community, a Western European economic cooperative association including France, Germany, the Netherlands and the United Kingdom. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community to reflect changes in relative values of the underlying currencies. The Investment Adviser does not believe that such adjustments will adversely affect holders of ECU-denominated obligations or the marketability of such securities. European supranational entities (described further below), in particular, issue ECU-denominated obligations. The Fund may invest in securities denominated in the currency of one nation although issued by a governmental entity, corporation or financial institution of another nation. For example, the Fund may invest in a British pound sterling-denominated obligation issued by a United States corporation. Such investments involve credit risks associated with the issuer and currency risks associated with the currency in which the obligation is denominated. See "Other Investments and Risks" below.

     It is anticipated that under current conditions the Global Bond Focus Fund will invest primarily in marketable securities denominated in the currencies of the United States, Canada, Western European nations, New Zealand and Australia, as well as in ECUs. Further, it is anticipated that such securities will be issued primarily by entities located in such countries and by supranational entities. Under normal conditions, the Fund's investments will be denominated in at least three currencies or multinational currency units. Under certain adverse conditions, the Fund may restrict the financial markets or currencies in which its assets will be invested. The Fund presently intends to invest its assets solely in the United States financial markets or United States dollar-denominated obligations only for temporary defensive purposes.

     The obligations of foreign governmental entities have various kinds of government support and include obligations issued or guaranteed by foreign governmental entities with taxing power. These obligations may or may not be supported by the full faith and credit of a foreign government. The Global Bond Focus Fund will invest in foreign government securities of issuers considered stable by the Investment Adviser. While investments in foreign government debt securities may involve special risks, the Investment Adviser does not believe that the credit risk inherent in the obligations of stable foreign governments is significantly greater than that of

U.S. Government securities. See "Other Portfolio Strategies -- Foreign Securities" in the Appendix to this Prospectus.

     Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the European Steel and Coal Community, the Asian Development Bank and the Inter -- American Development Bank. The government members, or "stockholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

     Allocation of Investments. In seeking to meet its investment objective, high current income will be only one of the factors that the Investment Adviser will consider in selecting portfolio securities for the Global Bond Focus Fund. As a general matter, in evaluating investments for the Fund, the Investment Adviser will consider, among other factors, the relative levels of interest rates prevailing in various countries, the potential appreciation of such investments in their denominated currencies and, for debt instruments not denominated in US dollars, the potential movement in the value of such currencies compared to the US dollar. Additionally, the Fund, in seeking capital appreciation, may invest in relatively low yielding instruments in expectation of favorable currency fluctuations or interest rate movements, thereby potentially reducing the Fund's current yield. In seeking income, the Fund may invest in short term instruments with relatively high yields (as compared to other debt securities) meeting the Fund's investment criteria, notwithstanding that the Fund may not anticipate that such instruments will experience substantial capital appreciation.

     The average maturity of the Global Bond Focus Fund's portfolio securities will vary based upon the Investment Adviser's assessment of economic and market conditions. As with all fixed income securities, changes in market yields will affect the Fund's asset value as the prices of portfolio securities generally increase when interest rates decline and decrease when interest rates rise. Prices of longer-term securities generally fluctuate more in response to interest rate changes than do shorter-term securities. The Global Bond Focus Fund does not expect the average maturity of its portfolio to exceed ten years.

OTHER INVESTMENTS AND RISKS

     In addition, the Global Bond Focus Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended and which therefore may be subject to restrictions on their transfer or resale. The Fund may invest in securities of foreign issuers. Investments in foreign securities, particularly those of non-governmental issuers, involve considerations and risks that are not ordinarily associated with investing in domestic issuers. These considerations and risks include changes in currency rates, currency exchange control regulations, the possibility of expropriation, confiscatory taxation, high rates of inflation, the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards, less liquidity and more volatility in foreign securities markets, the impact of political, social or diplomatic developments, and the difficulty of assessing economic trends in foreign countries. In addition, net investment income earned by the Fund on a foreign security may be subject to withholding and other taxes imposed by foreign governments, which will reduce the Fund's net investment income. The Global Bond Focus Fund may also from time to time be substantially invested in non-dollar-denominated securities of foreign issuers. The value of the Global Bond Focus Fund's holdings denominated in currencies other than the US dollar and the unrealized appreciation or depreciation of those investments insofar as United States investors are concerned will be affected by changes in the value of such currencies relative to the US dollar. Furthermore, the Fund's return on investments in non-dollar-denominated securities may be reduced or enhanced as a result of changes in foreign currency rates during the period in which the Fund holds such investments. Such currency fluctuations may have a substantial impact on the value of the Fund's holdings. The Fund may engage in transactions, such as currency swaps and purchasing and selling options on currencies, for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the US dollar. Although such instruments will be used with the intention of hedging against adverse currency movements, transactions in such instruments involve the risk that anticipated currency movements will not be accurately predicted and that the Fund's hedging strategies will be ineffective and may cause the Fund to realize losses. The Global Bond Focus Fund may also invest in debt securities issued by foreign governments. See

"Other Portfolio Strategies -- Foreign Securities" in the Appendix and Annex B of the Appendix to this Prospectus.

     The Global Bond Focus Fund is also authorized to write (i.e., sell) and to purchase call and put options on securities held in its portfolio or securities indices the performance of which is substantially correlated with securities held in its portfolio, may engage in transactions in futures and may invest in securities the potential return of which is based on the change in particular measurements of value or rate (i.e., indexed securities).

     A further discussion of the foregoing investments and the risks associated with such investments is set forth in the Appendix to this Prospectus, including Annex B of the Appendix to this Prospectus, which includes a discussion of certain portfolio strategies relating to indexed securities, options and futures.

PROSPECTUS
APRIL 17, 1998
                    MERRILL LYNCH GLOBAL UTILITY FOCUS FUND
                  of Merrill Lynch Variable Series Funds, Inc.

   P.O. Box 9011, Princeton, New Jersey 08543-9011 - Phone No. (609) 282-2800
                           -------------------------

     Merrill Lynch Global Utility Focus Fund, (the "Global Utility Focus Fund") is a diversified fund whose objective is capital appreciation and current income through investment of at least 65% of its total assets in equity and debt securities issued by domestic and foreign companies which are, in the opinion of the Investment Adviser (defined below), primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water. The Global Utility Focus Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its eighteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class B Common Stock for the Global Utility Focus Fund pursuant to this Prospectus. Each Fund's Class B Common Stock will be subject to a distribution fee at an annual rate of 0.15% of the Fund's average daily net assets attributable to the Class B Common Stock. This Prospectus consists of this seven page document and the attached Appendix. For more information on the Global Utility Focus Fund's investment objective and policies, please see page 3 of this document and the Appendix.
                           -------------------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON
THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.
                           -------------------------

     THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL 17, 1998, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE COMMISSION MAINTAINS A WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE AND OTHER INFORMATION ABOUT THE FUND. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

                               TABLE OF CONTENTS

                                       PAGE
                                       ----
  Investment Objective and
     Policies........................     3
Appendix
  The Insurance Companies............   A-1
  Investment Objectives and Policies
     of the Funds....................   A-1
  Directors..........................   A-8
  Investment Adviser.................   A-8

                                       PAGE
                                       ----
Portfolio Transactions and
  Brokerage..........................  A-11
Purchase of Shares...................  A-11
Redemption of Shares.................  A-12
Dividends, Distributions and Taxes...  A-12
Performance Data.....................  A-13
Distribution Plan....................  A-14
Additional Information...............  A-15

                           -------------------------

              MERRILL LYNCH ASSET MANAGEMENT -- INVESTMENT ADVISER MERRILL LYNCH FUNDS DISTRIBUTOR, INC. -- DISTRIBUTOR

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY STATE IN WHICH SUCH OFFER TO SELL OR SOLICITATION OF AN OFFER TO BUY MAY NOT LAWFULLY BE MADE.

                       INVESTMENT OBJECTIVE AND POLICIES

     The investment objective of the Global Utility Focus Fund is to seek both capital appreciation and current income through investment of at least 65% of its total assets in equity and debt securities issued by domestic and foreign companies which are, in the opinion of Merrill Lynch Asset Management, L.P. (the "Investment Adviser"), primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water. There can be no assurance that the Global Utility Focus Fund will achieve its investment objective. The Fund may employ a variety of instruments and techniques to enhance income and to hedge against market and currency risk, as described in Annex B to the Appendix to this Prospectus. Investing on an international basis involves special considerations. See "Other Investments and Risks" below. The Fund should be considered a long-term investment and a vehicle for diversification, and not as a balanced investment program. The Fund may not be appropriate as the exclusive investment to fund a variable annuity or variable life insurance contract ("Contract") for all Contract owners.

     The Global Utility Focus Fund at all times, except during temporary defensive periods, will maintain at least 65% of its total assets invested in equity and debt securities issued by domestic and foreign companies in the utilities industries. The Fund reserves the right to hold, as a temporary defensive measure or as a reserve for redemptions, short-term U.S. Government securities, money market securities, including repurchase agreements, or cash in such proportions as, in the opinion of the Investment Adviser, prevailing market or economic conditions warrant. Except during temporary defensive periods, such securities or cash will not exceed 20% of its total assets. Under normal circumstances, the Fund will invest at least 65% of its total assets in issuers domiciled in at least three countries, one of which may be the United States, although the Investment Adviser expects the Fund's portfolio to be more geographically diversified. Under normal conditions, it is anticipated that the percentage of assets invested in U.S. securities will be higher than that invested in securities of any other single country. It is possible that at times the Fund may have 65% or more of its total assets invested in foreign securities.

     The Global Utility Focus Fund will invest in common stocks (including preferred or debt securities convertible into common stocks), preferred stocks and debt securities. The relative weightings among common stocks, debt securities and preferred stocks will vary from time to time based upon the Investment Adviser's judgment of the extent to which investments in each category will contribute to meeting the Fund's investment objective. Fixed income securities in which the Fund will invest generally will be limited to those rated investment grade, that is, rated in one of the four highest rating categories by Standard & Poor's Ratings Group ("Standard & Poor's") or Moody's Investors Service, Inc. ("Moody's") (i.e., securities rated at least BBB by Standard & Poor's or Baa by Moody's), or deemed to be of equivalent quality in the judgment of the Investment Adviser. Securities rated Baa by Moody's are described by it as having speculative characteristics and, according to Standard & Poor's, fixed income securities rated BBB normally exhibit adequate protection parameters, although adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal. The Fund's commercial paper investments at the time of purchase will be rated "A-1" or "A-2" by Standard & Poor's or "Prime-1" or "Prime-2" by Moody's or, if not rated, will be of comparable quality as determined by the Investment Adviser. The Fund may also invest up to 5% of its total assets at the time of purchase in fixed income securities having a minimum rating no lower than Caa by Moody's or CCC by Standard & Poor's. The Fund may, but need not, dispose of any security if it is subsequently downgraded. For a description of ratings of debt securities, see Annex A to the Appendix to this Prospectus.

     A change in prevailing interest rates is likely to affect the Fund's net asset value because prices of debt and equity securities of utility companies tend to increase when interest rates decline and decrease when interest rates rise.

     Utility Industries -- Description and Risks. Under normal circumstances, the Global Utility Focus Fund will invest at least 65% of its total assets in common stocks (including preferred or debt securities convertible into common stocks), debt securities and preferred stocks of domestic and/or foreign companies in the utility industries. To meet its objective of current income, the Fund may invest in domestic utility companies that pay higher than average dividends, but have a lesser potential for capital appreciation. The average dividend yields of common stocks issued by domestic utility companies historically have significantly exceeded those of industrial companies' common stocks, while the prices of domestic utility stocks have tended to be less volatile than stocks of industrial companies. The Investment Adviser believes that the average dividend yields of common stocks issued by foreign utility companies have also historically exceeded those of foreign industrial companies' common stocks. To pursue its objective of capital appreciation, the Fund may invest in foreign utility companies that pay lower than average dividends, but have a greater potential for capital appreciation.

     The utility companies in which the Fund will invest include companies that are, in the opinion of the Investment Adviser, primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water.

     Investments in utility industries bear certain risks, including difficulty in obtaining an adequate return on invested capital, difficulty in financing large construction programs during an inflationary period, restrictions on operations and increased cost and delays attributable to environmental considerations and regulation, difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets, technological innovations which may render existing plants, equipment or products obsolete, the potential impact of natural or man-made disasters, increased costs and reduced availability of certain types of fuel, occasionally reduced availability and high costs of natural gas for resale, the effects of energy conservation, the effects of a national energy policy and lengthy delays and greatly increased costs and other problems associated with design, construction, licensing, regulation and operation of nuclear facilities for electric generation, including, among other considerations, the problems associated with the use of radioactive materials and the disposal of radioactive wastes. There are substantial differences between the regulatory practices and policies of various jurisdictions, and any given regulatory agency may make major shifts in policy from time to time. There is no assurance that regulatory authorities will, in the future, grant rate increases or that such increases will be adequate to permit the payment of dividends on common stocks. Additionally, existing and possible future regulatory legislation may make it even more difficult for these utilities to obtain adequate relief. Certain of the issuers of securities in the portfolio may own or operate nuclear generating facilities. Governmental authorities may from time to time review existing policies, and impose additional requirements governing the licensing, construction and operation of nuclear power plants.

     Utility companies in the United States and in foreign countries are generally subject to regulation. In the United States, most utility companies are regulated by state and/or federal authorities. Such regulation is intended to ensure appropriate standards of service and adequate capacity to meet public demand. Generally, prices are also regulated in the United States and in foreign countries with the intention of protecting the public while ensuring that the rate of return earned by utility companies is sufficient to allow them to attract capital in order to grow and continue to provide appropriate services. There can be no assurance that such pricing policies or rates of return will continue in the future. The nature of regulation of the utility industries is evolving both in the United States and in foreign countries. Changes in regulation in the United States increasingly allow utility companies to provide services and products outside their traditional geographic areas and lines of business, creating new areas of competition within the industries. In some instances, utility companies are operating on an unregulated basis. Because of trends toward deregulation and the evolution of independent power producers as well as new entrants to the field of telecommunications, non-regulated providers of utility services have become a significant part of their respective industries. The Investment Adviser believes that the emergence of competition and deregulation will result in certain utility companies being able to earn more than their traditional regulated rates of return, while others may be forced to defend their core businesses from increased competition and may be less profitable. The Investment Adviser seeks to take advantage of favorable investment opportunities that are expected to arise from these structural changes. Of course, there can be no assurance that favorable developments will occur in the future.

     Foreign utility companies are also subject to regulation, although such regulations may or may not be comparable to that in the United States. Foreign utility companies may be more heavily regulated by their respective governments than utilities in the United States and, as in the U.S., generally are required to seek government approval for rate increases. In addition, many foreign utilities use fuels that cause more pollution than those used in the United States, which may require such utilities to invest in pollution control equipment to meet any proposed pollution restrictions. Foreign regulatory systems vary from country to country and may evolve in ways different from regulation in the United States.

     The principal sectors of the global utility industries are discussed below.

     Electric. The electric utility industry consists of companies that are engaged principally in the generation, transmission and sale of electric energy, although many also provide other energy-related services. Domestic electric utility companies, in general, recently have been favorably affected by lower fuel and financing costs and the full or near completion of major construction programs. In addition, certain of these companies generate cash flows in excess of current operating expenses and construction expenditures, permitting some degree of diversification into unregulated businesses. Some electric utilities have also taken advantage of the right to sell power outside of their traditional geographic areas. Electric utility companies have historically been subject to the risks associated with increases in fuel and other operating costs, high interest costs on borrowings needed for capital construction programs, costs associated with compliance with environmental and safety regulations and changes in the regulatory climate. As interest rates have declined, many utilities have refinanced high cost debt and in doing so have improved their fixed charges coverage. Regulators, however, have lowered allowed rates of return as interest rates have declined and thereby caused the benefits of the rate declines to be shared wholly or in part with customers.

     In the United States, the construction and operation of nuclear power facilities is subject to increased scrutiny by, and evolving regulations of, the Nuclear Regulatory Commission and state agencies having comparable jurisdiction. Increased scrutiny might result in higher operating costs and higher capital expenditures, with the risk that the regulators may disallow inclusion of these costs in rate authorizations or the risk that a company may not be permitted to operate or complete construction of a facility. In addition, operators of nuclear power plants may be subject to significant costs for disposal of nuclear fuel and for decommissioning of such plants.

     In October 1993, Standard & Poor's stiffened its debt-ratings formula for the electric utility industry, stating that the industry is in long-term decline. In addition, Moody's stated that it expected a drop in the next three years in its average credit ratings for the industry. Reasons set forth for these outlooks included slowing demand and increasing cost pressures as a result of competition from rival providers.

     Telecommunications. The telephone industry is large and highly concentrated. Companies that distribute telephone services and provide access to the telephone networks comprise the greatest portion of this segment. Telephone companies in the United States are still experiencing the effects of the breakup of American Telephone & Telegraph Company, which occurred in 1984. Since 1984, companies engaged in telephone communication services have expanded their non-regulated activities into other businesses, including cellular telephone services, data processing, equipment retailing, computer software and hardware services, and financial services. This expansion has provided significant opportunities for certain telephone companies to increase their earnings and dividends at faster rates than had been allowed in traditional regulated businesses. Increasing competition, technological innovations and other structural changes, however, could adversely affect the profitability of such utilities. Technological breakthroughs and the merger of telecommunications with video and entertainment is now associated with the expansion of the role of cable companies as providers of utility services in the telecommunications industry and the competitive response of traditional telephone companies. Given mergers and certain marketing tests currently underway, it is likely that both traditional telephone companies and cable companies will soon provide a greatly expanded range of utility services, including two-way video and informational services.

     Gas. Gas transmission companies and gas distribution companies are also undergoing significant changes. In the United States, interstate transmission companies are regulated by the Federal Energy Regulatory Commission, which is reducing its regulation of the industry. Many companies have diversified into oil and gas exploration and development, making returns more sensitive to energy prices. In the recent decades, gas utility companies have been adversely affected by disruptions in the oil industry and have also been affected by increased concentration and competition.

     Water. Water supply utilities are companies that collect, purify, distribute and sell water. In the United States and around the world, the industry is highly fragmented because most of the supplies are owned by local authorities. Companies in this industry are generally mature and are experiencing little or no per capita volume growth.

     Investment Outside the Utility Industries. The Global Utility Focus Fund is permitted to invest up to 35% of its assets in securities of issuers that are outside the utility industries. Such investments may include common stocks, debt securities or preferred stocks and will be selected to meet the Fund's investment objective of both capital appreciation and current income. These securities may be issued by either U.S. or non-U.S. companies. Some of these issuers may be in industries related to utility industries and, therefore, may be subject to similar risks. Securities that are issued by foreign companies or are denominated in foreign currencies are subject to certain risks. See "Other Investments and Risks" below.

     The Global Utility Focus Fund is also permitted to invest in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and in securities issued or guaranteed by foreign governments. Foreign government securities are typically denominated in foreign currencies and are subject to the currency fluctuation and other risks of foreign securities investments. The foreign government securities in which the Fund intends to invest generally will consist of obligations supported by national, state or local governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, including international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the European Investment Bank, the Asian Development Bank and the Inter-American Development Bank.

     Foreign government securities also include debt securities of "quasi-governmental agencies" and debt securities denominated in multinational currency units. An example of a multinational currency unit is the European Currency Unit. A European Currency Unit represents specified amounts of the currencies of certain of the twelve member states of the European Economic Community. Debt securities of quasi-governmental agencies are issued by entities owned by either a national or local government or are obligations of a political unit that is not backed by the national government's full faith and credit and general taxing powers. Foreign government securities will not be considered government securities for purposes of determining the Fund's compliance with diversification and concentration policies.

OTHER INVESTMENTS AND RISKS

     In addition, the Global Utility Focus Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended and which therefore may be subject to restrictions on their transfer or resale. The Global Utility Focus Fund may also invest in securities of foreign issuers. Investments in foreign securities, particularly those of non-governmental issuers, involve considerations and risks that are not ordinarily associated with investing in domestic issuers. These considerations and risks include changes in currency rates, currency exchange control regulations, the possibility of expropriation, confiscatory taxation, high rates of inflation, the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards, less liquidity and more volatility in foreign securities markets, the impact of political, social or diplomatic developments, and the difficulty of assessing economic trends in foreign countries. In addition, net investment income earned by the Fund on a foreign security may be subject to withholding and other taxes imposed by foreign governments which will reduce the Fund's net investment income. The Global Utility Focus Fund may from time to time be substantially invested in non-dollar-denominated securities of foreign issuers. Changes in the foreign currency exchange rates may affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments insofar as United States investors are concerned. Furthermore, the Fund's return on investments in non-dollar-denominated securities may be reduced or enhanced as a result of changes in foreign currency rates during the period in which the Fund holds such investments. The Global Utility Focus Fund may also engage in transactions, such as currency swaps and purchasing and selling options on currencies, for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the US dollar. Although such instruments will be used with the intention of hedging against adverse currency movements, transactions in such instruments involve the risk that anticipated currency movements will not be accurately predicted and that the Fund's hedging strategies will be ineffective and may cause the Fund to realize losses. See "Other Portfolio Strategies -- Foreign Securities" in the Appendix to this Prospectus.

     The Global Utility Focus Fund may from time to time enter into standby commitment agreements, engage in transactions in futures, invest in securities the potential return of which is based on the change in particular measurements of value or rate (i.e. indexed securities), and, is authorized to write (i.e., sell) call and put options and purchase put options on securities held in its portfolio or securities indices the performance of which is substantially correlated with securities held in its portfolio.

     A further discussion of the foregoing investments and the risks associated with such investments is set forth in the Appendix to this Prospectus, including Annex B of the Appendix to this Prospectus, which includes a discussion of certain portfolio strategies relating to indexed securities, options, futures and foreign exchange transactions.

PROSPECTUS

APRIL 17, 1998

                 MERRILL LYNCH INTERNATIONAL EQUITY FOCUS FUND
                  of Merrill Lynch Variable Series Funds, Inc.
   P.O. Box 9011, Princeton, New Jersey 08543-9011 - Phone No. (609) 282-2800
                           -------------------------

     Merrill Lynch International Equity Focus Fund, (the "International Equity Focus Fund") is a diversified fund whose objectives are capital appreciation and, secondarily, income, through investment in securities, principally equities, of issuers in countries other than the United States. The International Equity Focus Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its eighteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class B Common Stock for the International Equity Focus Fund pursuant to this Prospectus. Each Fund's Class B Common Stock will be subject to a distribution fee at an annual rate of 0.15% of the Fund's average daily net assets attributable to the Class B Common Stock. This Prospectus consists of this four page document and the attached Appendix. For more information on the International Equity Focus Fund's investment objectives and policies, please see page 2 of this document and the Appendix.

     THE INTERNATIONAL EQUITY FOCUS FUND MAY INVEST IN HIGH YIELD -- HIGH RISK SECURITIES (INCLUDING "JUNK BONDS"), WHICH INVOLVE SPECIAL RISKS. SEE "INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS -- RISKS OF HIGH YIELD SECURITIES" IN THE APPENDIX TO THIS PROSPECTUS.
                           -------------------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON
THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.
                           -------------------------

     THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL 17, 1998, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE COMMISSION MAINTAINS A WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE AND OTHER INFORMATION ABOUT THE FUND. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

                               TABLE OF CONTENTS

                                       PAGE
                                       ----
  Investment Objectives and
     Policies........................     2
Appendix
  The Insurance Companies............   A-1
  Investment Objectives and Policies
     of the Funds....................   A-1
  Directors..........................   A-8
  Investment Adviser.................   A-8

                                       PAGE
                                       ----
Portfolio Transactions and
  Brokerage..........................  A-11
Purchase of Shares...................  A-11
Redemption of Shares.................  A-12
Dividends, Distributions and Taxes...  A-12
Performance Data.....................  A-13
Distribution Plan....................  A-14
Additional Information...............  A-15

                           -------------------------

              MERRILL LYNCH ASSET MANAGEMENT -- INVESTMENT ADVISER MERRILL LYNCH FUNDS DISTRIBUTOR, INC. -- DISTRIBUTOR

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY STATE IN WHICH SUCH OFFER TO SELL OR SOLICITATION OF AN OFFER TO BUY MAY NOT LAWFULLY BE MADE.

                       INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives of the International Equity Focus Fund are to seek capital appreciation and, secondarily, income by investing in a diversified portfolio of equity securities of issuers located in countries other than the United States. Under normal conditions, at least 65% of the Fund's net assets will be invested in such equity securities and at least 65% of the Fund's total assets will be invested in the securities of issuers from at least three different foreign countries. The investment objective of the Fund is a fundamental policy and may not be changed without approval of a majority of the Fund's outstanding shares. There can be no assurance that the International Equity Focus Fund will achieve its investment objectives. The Fund may employ a variety of investments and techniques to hedge against market and currency risk. See Annex B of the Appendix to this Prospectus. Investing on an international basis involves special considerations. Investing in smaller capital markets entails the risk of significant volatility in the Fund's security prices. The Fund is designed for investors seeking to complement their U.S. holdings through foreign investments. The Fund should be considered a long-term investment and a vehicle for diversification, and not as a balanced investment program. The Fund may not be appropriate as the exclusive investment to fund a variable annuity or variable life insurance contract ("Contract") for all Contract owners.

     The International Equity Focus Fund will invest in an international portfolio of securities of foreign companies located throughout the world. While there are no prescribed limits on the geographic allocation of the Fund's investments, management of the Fund anticipates that a substantial portion of its assets will be invested in the developed countries of Europe and the Far East. For the reasons stated below, management of the Fund will give special attention to investment opportunities in the developing countries of the world, including, but not limited to Latin America, the Far East and Eastern Europe. It is anticipated that a significant portion of the Fund's assets may be invested in such developing countries.

     The allocation of the International Equity Focus Fund's assets among the various foreign securities markets will be determined by Merrill Lynch Asset Management, L.P. (the "Investment Adviser") based primarily on its assessment of the relative condition and growth potential of the various economies and securities markets, currency and taxation considerations and other pertinent financial, social, national and political factors. Within such allocations, the Investment Adviser will seek to identify equity investments in each market that are expected to provide a total return that equals or exceeds the return of such market as a whole.

     A significant portion of the International Equity Focus Fund's assets may be invested in developing countries. This allocation of the Fund's assets reflects the belief that attractive investment opportunities may result from an evolving long-term international trend favoring more market-oriented economies, a trend that may especially benefit certain developing countries with smaller capital markets. This trend may be facilitated by local or international political, economic or financial developments that could benefit the capital markets of such countries. Certain such countries, particularly so-called "emerging" countries (such as Malaysia, Mexico and Thailand), which may be in the process of developing more market-oriented economies, may experience relatively high rates of economic growth. Because of the general illiquidity of the capital markets in certain developing countries, the Fund may invest in a relatively small number of leading or relatively actively traded companies in the capital markets of such a country in the expectation that the investment experience of the securities of such companies will substantially represent the investment experience of that country's capital markets as a whole.

     While the International Equity Focus Fund will primarily emphasize investments in common stock, the Fund may also invest in preferred stocks, convertible debt securities and other instruments the return on which is linked to the performance of a common stock or a basket or index of common stocks (collectively, "equity securities"). The Fund may also invest in non-equity securities, including debt securities, cash or cash equivalents denominated in US dollars or foreign currencies and short-term securities, including money market instruments. Under certain adverse investment conditions, for defensive purposes, the Fund may restrict the markets in which its assets will be invested and may increase the proportion of assets invested in short-term obligations of U.S. issuers. Investments made for defensive purposes will be maintained only during periods in which the Investment Adviser determines that economic or financial conditions are adverse for holding or being fully invested in equity securities of foreign issuers.

     The International Equity Focus Fund also may invest up to 35% of its net assets in longer-term, non-convertible debt securities emphasizing debt securities which offer the opportunity for capital appreciation.

Capital appreciation in debt securities may arise as a result of a favorable change in relative foreign exchange rates, in relative interest rate levels, or in the creditworthiness of issuers. In accordance with its investment objective, the Fund will not seek to benefit from anticipated short-term fluctuations in currency exchange rates. The Fund may, from time to time, invest in debt securities with relatively high yields (as compared to other debt securities meeting the Fund's investment criteria), notwithstanding that the Fund may not anticipate that such securities will experience substantial capital appreciation. Such income can be used, however, to offset the operating expenses of the Fund.

     The International Equity Focus Fund may invest in debt securities issued or guaranteed by foreign governments (including foreign states, provinces and municipalities) or their agencies and instrumentalities ("governmental entities"), issued or guaranteed by international organizations designated or supported by multiple foreign governmental entities (which are not obligations of foreign governments) to promote economic reconstruction or development ("supranational entities"), or issued by foreign corporations or financial institutions.

     Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the European Steel and Coal Community, the Asian Development Bank and the Inter-American Development Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

OTHER INVESTMENTS AND RISKS

     In addition, the International Equity Focus Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended and which therefore may be subject to restrictions on their transfer or resale.

     The International Equity Focus Fund has established no rating criteria for the debt securities in which it may invest, and such securities may not be rated at all for creditworthiness. Securities rated in the medium to lower rating categories of nationally recognized statistical rating organizations and unrated securities of comparable quality are predominantly speculative with respect to the capacity to pay interest and repay principal in accordance with the terms of the security and generally involve a greater volatility of price than securities in higher rating categories. In purchasing such securities, the Fund will rely on the Investment Adviser's judgment, analysis and experience in evaluating the creditworthiness of an issuer of such securities. The Investment Adviser will take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters. The Fund does not intend to purchase debt securities that are in default or that the Investment Adviser believes will be in default. See "Risks of High Yield Securities" in the Appendix to this Prospectus.

     The Fund may invest in securities of foreign issuers. Investments in foreign securities, particularly those of non-governmental issuers, involve considerations and risks that are not ordinarily associated with investing in domestic issuers. These considerations and risks include changes in currency rates, currency exchange control regulations, the possibility of expropriation, confiscatory taxation, high rates of inflation, the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards, less liquidity and more volatility in foreign securities markets, the impact of political, social or diplomatic developments, and the difficulty of assessing economic trends in foreign countries. In addition, net investment income earned by the Fund on a foreign security may be subject to withholding and other taxes imposed by foreign governments, which will reduce the Fund's net investment income. The Fund may from time to time be substantially invested in non-dollar-denominated securities of foreign issuers. Changes in foreign currency exchange rates may affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments insofar as United States investors are concerned. Furthermore, the Fund's return on investments in non-dollar-denominated securities may be reduced or enhanced as a result of changes in foreign currency rates during the period in which the Fund holds such investments. See "Other Portfolio Strategies -- Foreign Securities" in the Appendix to this Prospectus.

     The International Equity Focus Fund may engage in transactions, such as currency swaps and purchasing and selling options on currencies, for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the US dollar. Although such instruments will be used with the intention of hedging against adverse currency movements, transactions in such instruments involve the risk that anticipated currency movements will not be accurately predicted and that the International Equity Focus Fund's hedging strategies will be ineffective and may cause the Fund to realize losses.

     The International Equity Focus Fund may also invest a significant portion of its assets in securities of foreign issuers in smaller capital markets. Foreign investments involve risks that are often heightened for investments in smaller capital markets. There may be less publicly available information about an issuer in a smaller capital market than would be available about a United States company, and it may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of United States companies. Furthermore, smaller capital markets have substantially less volume than United States markets so securities in many smaller capital markets are less liquid and their prices may be more volatile than securities of comparable United States companies. As a result, traditional investment measurements, such as price/earnings ratios, as used in the United States, may not be applicable in certain capital markets. See "Other Portfolio Strategies -- Foreign Securities" in the Appendix to this Prospectus.

     The International Equity Focus Fund is also authorized to write (i.e., sell) and purchase call and put options on securities held in its portfolio or securities indices the performance of which is substantially correlated with securities held in its portfolio, engage in transactions in futures and options thereon, and may invest in securities the potential return of which is based on the change in particular measurements of value or rate (i.e. indexed and inverse securities).

     A further discussion of the foregoing investments and the risks associated with such investments is set forth in the Appendix to this Prospectus, including Annex B of the Appendix to this Prospectus, which includes a discussion of certain portfolio strategies relating to indexed and inverse securities, options, futures and foreign exchange transactions.

PROSPECTUS
APRIL 17, 1998

              MERRILL LYNCH DEVELOPING CAPITAL MARKETS FOCUS FUND
                  of Merrill Lynch Variable Series Funds, Inc.

   P.O. Box 9011, Princeton, New Jersey 08543-9011 - Phone No. (609) 282-2800
                           -------------------------

     Merrill Lynch Developing Capital Markets Focus Fund, (the "Developing Capital Markets Focus Fund") is a non-diversified fund whose objective is long-term capital appreciation by investing in securities, principally equities, of issuers in countries having smaller capital markets. The Developing Capital Markets Focus Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its eighteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class B Common Stock for the Developing Capital Markets Focus Fund pursuant to this Prospectus. Each Fund's Class B Common Stock will be subject to a distribution fee at an annual rate of 0.15% of the Fund's average daily net assets attributable to the Class B Common Stock. This Prospectus consists of this six page document and the attached Appendix. For more information on the Developing Capital Markets Focus Fund's investment objective and policies, please see page 4 of this document and the Appendix.

     THE DEVELOPING CAPITAL MARKETS FOCUS FUND INVESTS OR MAY INVEST IN HIGH YIELD BONDS (COMMONLY KNOWN AS "JUNK BONDS"), WHICH INVOLVE SPECIAL RISKS. SEE "INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS -- RISKS OF HIGH YIELD SECURITIES" IN THE APPENDIX TO THIS PROSPECTUS.
                           -------------------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON
THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.
                           -------------------------

     THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL 17, 1998, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE COMMISSION MAINTAINS A WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE AND OTHER INFORMATION ABOUT THE FUND. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

                               TABLE OF CONTENTS

                                       PAGE
                                       ----
  Financial Highlights...............     3
  Investment Objective and
     Policies........................     4
Appendix
  The Insurance Companies............   A-1
  Investment Objectives and Policies
     of the Funds....................   A-1
  Directors..........................   A-8
  Investment Adviser.................   A-8

                                       PAGE
                                       ----
Portfolio Transactions and
  Brokerage..........................  A-11
Purchase of Shares...................  A-11
Redemption of Shares.................  A-12
Dividends, Distributions and Taxes...  A-12
Performance Data.....................  A-13
Distribution Plan....................  A-14
Additional Information...............  A-15

                           -------------------------

              MERRILL LYNCH ASSET MANAGEMENT -- INVESTMENT ADVISER MERRILL LYNCH FUNDS DISTRIBUTOR, INC. -- DISTRIBUTOR

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY STATE IN WHICH SUCH OFFER TO SELL OR SOLICITATION OF AN OFFER TO BUY MAY NOT LAWFULLY BE MADE.

                              FINANCIAL HIGHLIGHTS

     The financial information in the table below has been audited in conjunction with annual audits of the financial statements of each of the Company's Funds by Deloitte & Touche LLP, independent auditors. Financial Statements and the independent auditors' report thereon for the fiscal year ended December 31, 1997 are included in the Statement of Additional Information. The following per share data and ratios have been derived from information provided in the Fund's audited financial statements. Further information about the performance of the Fund is contained in the Fund's most recent annual report to shareholders, which may be obtained, without charge, by calling or by writing the Company at the telephone number or address on the front cover of this Prospectus.

                                                               DEVELOPING CAPITAL
                                                               MARKETS FOCUS FUND
                                                                   (CLASS B)
                                                                 FOR THE PERIOD
                                                              NOVEMBER 3, 1997+ TO
                                                               DECEMBER 31, 1997
                                                              --------------------
Increase (Decrease) in Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning of period........................         $ 9.30
                                                                     ------
Investment income -- net....................................            .01
Realized and unrealized loss on investments and foreign
  currency transactions -- net..............................           (.09)
                                                                     ------
Total from investment operations............................           (.08)
                                                                     ------
Net asset value, end of period..............................         $ 9.22
                                                                     ======
Total Investment return:**
Based on net asset value per share..........................          (0.86)%++
                                                                     ======
Ratios to Average Net Assets:
Expenses, net of reimbursement..............................           1.39%*
                                                                     ======
Expenses....................................................           1.58%*
                                                                     ======
Investment income -- net....................................           1.16%*
                                                                     ======
Supplemental Data:
Net assets, end of period (in thousands)....................         $   32
                                                                     ======
Portfolio turnover..........................................          93.62%
                                                                     ======
Average commission rate paid#...............................         $.0015
                                                                     ======

---------------
 * Annualized.

** Total investment returns exclude insurance-related fees and expenses.

 + Commencement of operations.

++ Aggregate total investment return.

 # The "Average Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into US dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the rate shown.

                       INVESTMENT OBJECTIVE AND POLICIES

     The investment objective of the Developing Capital Markets Focus Fund is to seek long-term capital appreciation by investing in securities, principally equities, of issuers in countries having smaller capital markets. Under normal conditions, at least 65% of the Fund's net assets will be invested in such equity securities. The investment objective of the Fund is a fundamental policy and may not be changed without approval of a majority of the Fund's outstanding shares. There can be no assurance that the Fund will achieve its investment objective. The Developing Capital Markets Focus Fund may employ a variety of investments and techniques to hedge against market and currency risk. See Annex B to the Appendix to this Prospectus. Investing on an international basis involves special considerations. Investing in smaller capital markets entails the risk of significant volatility in the Fund's security prices. See "Other Investments and Risks" below. The Fund should be considered a long-term investment and a vehicle for diversification, and not as a balanced investment program. The Fund may not be appropriate as the exclusive investment to fund a variable annuity or variable life insurance contract ("Contract") for all Contract owners.

     For purposes of its investment objective, the Developing Capital Markets Focus Fund considers countries having smaller capital markets to be all countries other than the four countries having the largest equity market capitalizations. Currently, these four countries are Japan, the United Kingdom, the United States and Germany. At December 31, 1997, those countries' equity market capitalizations totalled approximately 75% of the world's equity market capitalization according to data provided by Morgan Stanley Capital International. The Fund will at all times, except during defensive periods, maintain investments in at least three countries having smaller capital markets.

     The Developing Capital Markets Focus Fund seeks to benefit from economic and other developments in smaller capital markets. The investment objective of the Fund reflects the belief that investment opportunities may result from an evolving long-term international trend favoring more market-oriented economies, a trend that may especially benefit certain countries having smaller capital markets. This trend may be facilitated by local or international political, economic or financial developments that could benefit the capital markets of such countries. Certain such countries, particularly so-called "emerging" countries (such as Malaysia, Mexico and Thailand) which may be in the process of developing more market-oriented economies, may experience relatively high rates of economic growth. Other countries (such as France, the Netherlands and Spain), although having relatively mature smaller capital markets, may also be in a position to benefit from local or international developments encouraging greater market orientation and diminishing governmental intervention in economic affairs.

     Many investors, particularly individuals, lack the information, capability or inclination to invest in countries having smaller capital markets. It also may not be permissible for such investors to invest directly in certain such markets. Unlike many intermediary investment vehicles, such as closed-end investment companies that invest in a single country, the Fund intends to diversify investment risk among the capital markets of a number of countries. The Fund will not necessarily seek to diversify investments on a geographical basis or on the basis of the level of economic development of any particular country.

     In its investment decision-making, Merrill Lynch Asset Management, L.P. (the "Investment Adviser") will emphasize the allocation of assets among certain countries' capital markets, rather than the selection of particular industries or issuers. Because of the general illiquidity of the capital markets in some countries, the Fund may invest in a relatively small number of leading or actively traded companies in a country's capital markets in the expectation that the investment experience of the securities of such companies will substantially represent the investment experience of the country's capital markets as a whole.

     The Developing Capital Markets Focus Fund also may invest in debt securities of issuers in countries having smaller capital markets. Capital appreciation in debt securities may arise as a result of a favorable change in relative foreign exchange rates, in relative interest rate levels, or in the creditworthiness of issuers. In accordance with its investment objective, the Fund will not seek to benefit from anticipated short-term fluctuations in currency exchange rates. The Fund may, from time to time, invest in debt securities with relatively high yields (as compared to other debt securities meeting the Fund's investment criteria), notwithstanding that the Fund may not anticipate that such securities will experience substantial capital appreciation. See "Other Investments and Risks" below. Such income can be used, however, to offset the operating expenses of the Fund.

     The Developing Capital Markets Focus Fund may invest in debt securities issued or guaranteed by foreign governments (including foreign states, provinces and municipalities) or their agencies and instrumentalities ("governmental entities"), issued or guaranteed by international organizations designated or supported by multiple foreign governmental entities (which are not obligations of foreign governments) to promote economic reconstruction or development ("supranational entities"), or issued by foreign corporations or financial institutions.

     Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the European Steel and Coal Community, the Asian Development Bank and the Inter-American Development Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

     For purposes of the Developing Capital Markets Focus Fund's investment objective, an issuer ordinarily will be considered to be located in the country where the primary trading market of its securities is located. The Fund, however, may consider a company to be located in countries having smaller capital markets, without reference to its domicile or to the primary trading market of its securities, when at least 50% of its non-current assets, capitalization, gross revenues or profits in any one of the two most recent fiscal years represents (directly or indirectly through subsidiaries) assets or activities located in such countries. The Fund also may consider closed-end investment companies to be located in the country or countries in which they primarily make their portfolio investments.

     The Developing Capital Markets Focus Fund may invest a significant portion of its assets in securities of foreign issuers in smaller capital markets. Foreign investments involve risks, which are often heightened for investments in smaller capital markets, including fluctuations in foreign exchange rates, future political and economic developments, different legal systems and the existence or possible imposition of exchange controls or other foreign or United States governmental laws or restrictions applicable to such investments. With respect to certain countries, there may be the possibility of expropriation of assets, confiscatory taxation, high rates of inflation, political or social instability or diplomatic developments which could affect investment in those countries. In addition, certain foreign investments may be subject to foreign withholding taxes. See "Other Investments and Risks" below.

     There may be less publicly available information about an issuer in a smaller capital market than would be available about a United States company, and it may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of United States companies. As a result, traditional investment measurements, such as price/earnings ratios, as used in the United States, may not be applicable in certain capital markets. Furthermore, smaller capital markets have substantially less volume than United States markets so securities in many smaller capital markets are less liquid and their prices may be more volatile than securities of comparable United States companies. See "Other Portfolio Strategies -- Foreign Securities" in the Appendix to this Prospectus.

OTHER INVESTMENTS AND RISKS

     In addition, the Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended and which therefore may be subject to restrictions on their transfer or resale.

     The Developing Capital Markets Focus Fund has established no rating criteria for the debt securities in which it may invest, and such securities may not be rated at all for creditworthiness. Securities rated in the medium to lower rating categories of nationally recognized statistical rating organizations and unrated securities of comparable quality are predominantly speculative with respect to the capacity to pay interest and repay principal in accordance with the terms of the security and generally involve a greater volatility of price than securities in higher rating categories. In purchasing such securities, the Fund will rely on the Investment Adviser's judgment, analysis and experience in evaluating the creditworthiness of an issuer of such securities. The Investment Adviser will take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters. The Fund does not intend to purchase debt securities that are in default or which the Investment Adviser believes will be in default. See "Risks of High Yield Securities" in the Appendix to this Prospectus.

     The Developing Capital Markets Focus Fund invests in securities of foreign issuers. Investments in foreign securities, particularly those of non-governmental issuers, involve considerations and risks that are not ordinarily associated with investing in domestic issuers. These considerations and risks include changes in currency rates, currency exchange control regulations, the possibility of expropriation, confiscatory taxation, high rates of inflation, the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards, less liquidity and more volatility in foreign securities markets, the impact of political, social or diplomatic developments, and the difficulty of assessing economic trends in foreign countries. In addition, net investment income earned by the Fund on a foreign security may be subject to withholding and other taxes imposed by foreign governments, which will reduce the Fund's net investment income. The Fund may from time to time be substantially invested in non-dollar-denominated securities of foreign issuers. Changes in foreign currency exchange rates may affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments insofar as United States investors are concerned. Furthermore, the Fund's return on investments in non-dollar-denominated securities may be reduced or enhanced as a result of changes in foreign currency rates during the period in which the Fund holds such investments. See "Other Portfolio Strategies -- Foreign Securities" in the Appendix to this Prospectus.

     The Developing Capital Markets Focus Fund may engage in transactions, such as currency swaps and purchasing and selling options on currencies, for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the US dollar. Although such instruments will be used with the intention of hedging against adverse currency movements, transactions in such instruments involve the risk that anticipated currency movements will not be accurately predicted and that the Fund's hedging strategies will be ineffective and may cause the Fund to realize losses.

     The Developing Capital Markets Focus Fund may from time to time enter into standby commitment agreements and is authorized to write (i.e., sell) and purchase call and put options on securities held in its portfolio or securities indices the performance of which is substantially correlated with securities held in its portfolio, may engage in transactions in futures and may invest in securities the potential return of which is based on the change in particular measurements of value or rate (i.e., indexed and inverse securities).

     A further discussion of the foregoing investments and the risks associated with such investments is set forth in the Appendix to this Prospectus, including Annex B of the Appendix to this Prospectus, which includes a discussion of certain portfolio strategies relating to indexed and inverse securities, options, futures and foreign exchange transactions.

PROSPECTUS
APRIL 17, 1998

                       MERRILL LYNCH GOVERNMENT BOND FUND
                  of Merrill Lynch Variable Series Funds, Inc.

   P.O. Box 9011, Princeton, New Jersey 08543-9011 - Phone No. (609) 282-2800
                           -------------------------

     Merrill Lynch Government Bond Fund, formerly, Merrill Lynch Intermediate Government Bond Fund (the "Government Bond Fund") is a diversified fund whose objective is the highest possible current income consistent with the protection of capital afforded by investing in debt securities issued or guaranteed by the United States Government, its agencies or instrumentalities. The Government Bond Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its eighteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class B Common Stock for the Government Bond Fund pursuant to this Prospectus. Each Fund's Class B Common Stock will be subject to a distribution fee at an annual rate of 0.15% of the Fund's average daily net assets attributable to the Class B Common Stock. This Prospectus consists of this three page document and the attached Appendix. For more information on the Government Bond Fund's investment objective and policies, please see page 3 of this document and the Appendix.
                           -------------------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON
THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.
                           -------------------------

     THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL 17, 1998, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE COMMISSION MAINTAINS A WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE AND OTHER INFORMATION ABOUT THE FUND. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

                               TABLE OF CONTENTS

                                       PAGE
                                       ----
  Investment Objective and
     Policies........................     3
Appendix
  The Insurance Companies............   A-1
  Investment Objectives and Policies
     of the Funds....................   A-1
  Directors..........................   A-8
  Investment Adviser.................   A-8

                                       PAGE
                                       ----
Portfolio Transactions and
  Brokerage..........................  A-11
Purchase of Shares...................  A-11
Redemption of Shares.................  A-12
Dividends, Distributions and Taxes...  A-12
Performance Data.....................  A-13
Distribution Plan....................  A-14
Additional Information...............  A-15

                           -------------------------

              MERRILL LYNCH ASSET MANAGEMENT -- INVESTMENT ADVISER MERRILL LYNCH FUNDS DISTRIBUTOR, INC. -- DISTRIBUTOR

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY STATE IN WHICH SUCH OFFER TO SELL OR SOLICITATION OF AN OFFER TO BUY MAY NOT LAWFULLY BE MADE.

                       INVESTMENT OBJECTIVE AND POLICIES

     The investment objective of the Government Bond Fund is to seek the highest possible current income consistent with the protection of capital afforded by investing in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Under normal circumstances, all or substantially all of the Fund's assets will be invested in such securities. Depending on market conditions, an average maturity of six to fifteen years is anticipated. When, in the opinion of management, prevailing market or economic conditions warrant, a portion of the Fund may be invested in money market securities or a liquid asset fund to effectively utilize cash reserves. There can be no assurance that the Government Bond Fund will achieve its investment objective.

     Certain of the securities in which the Government Bond Fund invests are supported by the full faith and credit of the U.S. Government, such as U.S. Treasury obligations. Other of the securities in which the Fund invests are not supported by the full faith and credit of the U.S. Government but are issued by U.S. Government agencies, instrumentalities or government-sponsored enterprises. Such securities are generally supported only by the credit of the agency, instrumentality or enterprise issuing the security and are generally considered to have a low principal risk. However, because of the longer-term maturities of the securities in which the Fund will invest, interest rate fluctuations may adversely affect the market value of such securities. As interest rates rise, the value of fixed-income securities will fall, adversely affecting the net asset value of the Fund. The Fund should be considered a long-term investment and a vehicle for diversification, and not as a balanced investment program. The Fund may not be appropriate as the exclusive investment to fund a variable annuity or variable life insurance contract ("Contract") for all Contract owners.

     The U.S. Treasury Department has enacted regulations prescribing diversification standards to be met by investment company portfolios to which the investment base for any variable annuity policy has been allocated as a condition to such policies being treated as variable annuity contracts under the Internal Revenue Code of 1986, as amended. The regulations limit the percentage of the total assets of any investment company portfolio which may be invested in securities of any five or fewer issuers, including a requirement that no more than 55% of a portfolio's total assets be invested in the securities of any one issuer. Direct obligations of the U.S. Treasury are not excepted from the diversification requirements. Each government agency or instrumentality issuing, guaranteeing or insuring securities will be treated as a separate issuer for purposes of the diversification standards.

     In addition, the Government Bond Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended and which therefore may be subject to restrictions on their transfer or resale. The Fund may also invest in securities the potential return of which is based on the change in particular measurements of value or rate (i.e., indexed securities). A further discussion of the investments described in this paragraph and the risks associated with such investments is set forth in the Appendix to this Prospectus, including Annex B of the Appendix to this Prospectus, which includes a discussion of certain portfolio strategies relating to indexed securities.

PROSPECTUS
APRIL 17, 1998

                          MERRILL LYNCH INDEX 500 FUND
                  of Merrill Lynch Variable Series Funds, Inc.

   P.O. Box 9011, Princeton, New Jersey 08543-9011 - Phone No. (609) 282-2800
                           -------------------------

     Merrill Lynch Index 500 Fund (the "Index 500 Fund") is a non-diversified fund whose objective is investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). The Index 500 Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its eighteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class B Common Stock for the Index 500 Fund pursuant to this Prospectus. Each Fund's Class B Common Stock will be subject to a distribution fee at an annual rate of 0.15% of the Fund's average daily net assets attributable to the Class B Common Stock. This Prospectus consists of this four page document and the attached Appendix. For more information on the Index 500 Fund's investment objective and policies, please see page 3 of this document and the Appendix.
                           -------------------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON
THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.
                           -------------------------

     THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL 17, 1998, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE COMMISSION MAINTAINS A WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE AND OTHER INFORMATION ABOUT THE FUND. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

                               TABLE OF CONTENTS

                                       PAGE
                                       ----
  Investment Objective and
     Policies........................     3
Appendix
  The Insurance Companies............   A-1
  Investment Objectives and Policies
     of the Funds....................   A-1
  Directors..........................   A-8
  Investment Adviser.................   A-8

                                       PAGE
                                       ----
Portfolio Transactions and
  Brokerage..........................  A-11
Purchase of Shares...................  A-11
Redemption of Shares.................  A-12
Dividends, Distributions and Taxes...  A-12
Performance Data.....................  A-13
Distribution Plan....................  A-14
Additional Information...............  A-15

                           -------------------------

              MERRILL LYNCH ASSET MANAGEMENT -- INVESTMENT ADVISER MERRILL LYNCH FUNDS DISTRIBUTOR, INC. -- DISTRIBUTOR

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY STATE IN WHICH SUCH OFFER TO SELL OR SOLICITATION OF AN OFFER TO BUY MAY NOT LAWFULLY BE MADE.

                       INVESTMENT OBJECTIVE AND POLICIES

     The investment objective of the Index 500 Fund is to seek to provide investment results that, before expenses, correspond to the aggregate price and yield performance of the S&P 500 Index. There can be no assurance that the Fund will achieve its investment objective. The Fund should be considered a long-term investment and a vehicle for diversification, and not as a balanced investment program. The Fund may not be appropriate as the exclusive investment to fund a variable annuity or variable life insurance contract ("Contract") for all Contract owners.

     The S&P 500 Index is a market-weighted index composed of 500 common stocks issued by companies in a wide range of businesses and which collectively represent a substantial portion of all common stocks publicly traded in the U.S. The composition of the S&P 500 Index is determined by Standard & Poor's Rating Group ("Standard & Poor's"), a division of the McGraw-Hill Companies, Inc. Standard & Poor's criteria for selecting common stocks to include in the S&P 500 Index is based on factors such as market capitalization, trading activity and the adequacy of representation of particular industries, and favors U.S.-traded stocks of large companies that are among the most dominant in their industries. The S&P 500 Index is generally considered broadly representative of the performance of large-capitalization publicly traded common stocks in the U.S. The inclusion of a stock in the S&P 500 Index does not imply that Standard & Poor's believes the stock to be an attractive investment.

     The Index 500 Fund will not attempt to buy or sell securities based on Merrill Lynch Asset Management, L.P.'s (the "Investment Adviser") economic, financial or market analysis, but will instead employ a "passive" approach that attempts to remain invested at all times in a portfolio of assets the performance of which is expected to be strongly correlated with that of the S&P 500 Index. The Index 500 Fund may invest in all 500 stocks in the S&P 500 Index in approximately the same proportions as their weightings in the S&P 500 Index, or may invest in a statistically selected sample of the 500 stocks which comprise the S&P 500 Index designed, based on market capitalizations, industry weightings and financial attributes, to have aggregate investment characteristics similar to those of the S&P 500 Index as a whole. The Index 500 Fund may also (i) purchase common stocks not included in the S&P 500 Index as a proxy for certain common stocks included in the S&P 500 Index when the Investment Adviser believes it is an efficient means of replicating the performance of that index to do so, and (ii) invest in options and future contracts linked to the performance of the S&P 500 Index or of common stocks represented in the index.

     Under normal circumstances, it is expected that the Index 500 Fund will invest at least 90% (65% if the Index 500 Fund's assets are below $20 million) of its assets in common stocks represented in the S&P 500 Index and related options and futures contracts. The Index 500 Fund may invest a substantial portion of its assets in options and futures contracts in order to gain market exposure efficiently in the event of subscriptions, to maintain liquidity in the event of redemptions and to minimize trading costs. The Index 500 Fund may also invest in short-term fixed income instruments as cash reserves. The Index 500 Fund will not invest in short-term fixed income instruments, options or futures contracts for the purpose of implementing a defensive market strategy by lowering the Fund's exposure to common stocks to protect against a potential stock market decline, but instead will attempt to remain fully invested without regard to the Investment Adviser's market analysis. The Fund may, however, hold short-term fixed income instruments for temporary cash management purposes.

     The foregoing investment techniques are expected to be an effective means of substantially duplicating the aggregate price and yield performance of the S&P 500 Index at such times when the Index 500 Fund is not fully invested in all 500 stocks in the S&P 500 Index in approximately the same proportions as their weightings in that index. To the extent the Index 500 Fund utilizes the foregoing investment techniques, the Fund may not track the S&P 500 Index with the same degree of accuracy as the Fund would if it were fully invested in all 500 stocks in the S&P 500 Index in approximately the same proportions as their weightings in that index. However, the principal advantage of the foregoing investment techniques is to provide an efficient means to invest in the universe of stocks of the S&P 500 Index. The Fund is expected to provide broad diversification, and will seek to operate at low costs due to its "passive" approach to portfolio management and anticipated low portfolio turnover rate.

     In addition, the Index 500 Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended and which therefore may be subject to restrictions on their transfer or resale. The Index 500 Fund may also invest in securities of foreign issuers to the extent such issuers are included in the S&P 500

Index. See "Other Portfolio Strategies -- Foreign Securities" in the Appendix to this Prospectus. The Fund is also authorized to write (i.e., sell) and purchase call and put options on securities held in its portfolio or securities indices the performance of which is substantially correlated with securities held in its portfolio and may engage in transactions in futures and may invest in securities the potential return of which is based on the change in particular measurements of value or rate (i.e., indexed securities). A further discussion of the investments described in this paragraph and the risks associated with such investments is set forth in the Appendix to this Prospectus, including Annex B of the Appendix to this Prospectus which includes a discussion of certain portfolio strategies relating to indexed securities, options and futures.

PROSPECTUS
APRIL 17, 1998

                     MERRILL LYNCH GLOBAL GROWTH FOCUS FUND
                  of Merrill Lynch Variable Series Funds, Inc.

   P.O. Box 9011, Princeton, New Jersey 08543-9011 - Phone No. (609) 282-2800
                           -------------------------

     Merrill Lynch Global Growth Focus Fund, (the "Global Growth Focus Fund") is a diversified fund whose objective is long-term growth of capital. The Global Growth Focus Fund will seek to achieve its investment objective by investing in a diversified portfolio of equity securities of issuers located in various foreign countries and the United States, placing particular emphasis on companies that have exhibited above-average growth rates in earnings. The Global Growth Focus Fund should be considered a long-term investment and a vehicle for diversification and not as a balanced investment program. The Global Growth Focus Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its eighteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class B Common Stock for the Global Growth Focus Fund pursuant to this Prospectus. Each Fund's Class B Common Stock will be subject to a distribution fee at an annual rate of 0.15% of the Fund's average daily net assets attributable to the Class B Common Stock. This Prospectus consists of this four page document and the attached Appendix. THE GLOBAL GROWTH FOCUS FUND IS EXPECTED TO COMMENCE OPERATIONS IN JUNE 1998. For more information on the Global Growth Focus Fund's investment objective and policies, please see page 3 of this document and the Appendix.
                           -------------------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON
THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.
                           -------------------------

     THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL 17, 1998, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE COMMISSION MAINTAINS A WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE AND OTHER INFORMATION ABOUT THE FUND. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

                               TABLE OF CONTENTS

                                       PAGE
                                       ----
  Investment Objective and
     Policies........................     3
Appendix
  The Insurance Companies............   A-1
  Investment Objectives and Policies
     of the Funds....................   A-1
  Directors..........................   A-8
  Investment Adviser.................   A-8

                                       PAGE
                                       ----
Portfolio Transactions and
  Brokerage..........................  A-11
Purchase of Shares...................  A-11
Redemption of Shares.................  A-12
Dividends, Distributions and Taxes...  A-12
Performance Data.....................  A-13
Distribution Plan....................  A-14
Additional Information...............  A-15

                           -------------------------

              MERRILL LYNCH ASSET MANAGEMENT -- INVESTMENT ADVISER MERRILL LYNCH FUNDS DISTRIBUTOR, INC. -- DISTRIBUTOR

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY STATE IN WHICH SUCH OFFER TO SELL OR SOLICITATION OF AN OFFER TO BUY MAY NOT LAWFULLY BE MADE.

                       INVESTMENT OBJECTIVE AND POLICIES

     The investment objective of the Global Growth Focus Fund is to seek long-term growth of capital. The Global Growth Focus Fund will seek to achieve its investment objective by investing in a diversified portfolio of equity securities of issuers located in various foreign countries and the United States, placing particular emphasis on companies that have exhibited above-average growth rates in earnings. The Fund may be appropriate only for long-term investors who can assume the risk of loss of principal, and do not seek current income. There can be no assurance that the Global Growth Focus Fund will achieve its investment objective. The Global Growth Focus Fund may employ a variety of techniques, including derivative investments, in connection with certain trading strategies, including to hedge against market and currency risk, to enhance total return or to gain exposure to equity markets. See Annex B of the Appendix to this Prospectus. Investments on an international basis in foreign securities markets involve risks and special considerations not typically associated with investments in securities of United States issuers. See "Other Investments and Risks" below. The Fund should be considered a long-term investment and a vehicle for diversification, and not as a balanced investment program.

     Issuers may achieve above-average growth rates in earnings from a variety of factors including, but not limited to, above-average growth rates in sales, profit margin improvement, proprietary or niche products or services, leading market shares, and underlying strong industry growth. Management of the Fund believes that companies which possess above-average earnings growth frequently provide the prospect of above-average stock market returns, although such companies tend to have higher relative stock market valuations. Emphasis also will be given to companies having medium to large stock market capitalizations ($2 billion or more). Investment in companies with lower market capitalizations, especially those under $1 billion, may involve special risks including limited product lines, market or financial resources or a limited management group. In addition, many smaller company stocks trade less frequently and in smaller volume, and may be subject to more abrupt or erratic price movements or may be more sensitive to market fluctuations, than stocks of larger companies.

     The Global Growth Focus Fund will emphasize investments in equity securities, primarily common stock, and, to a lesser extent, securities convertible into common stock, preferred stock, rights to subscribe for common stock and other investments the return on which is determined by the performance of a common stock or a basket or index of common stocks. Under normal market conditions, at least 65% of the Fund's total assets will be invested in equity securities of issuers from at least three different countries. The Fund reserves the right, as a defensive measure and to provide for redemptions, to hold other types of securities, including non-convertible preferred stocks and debt securities rated investment grade by a nationally recognized statistical rating organization, U.S. Government and money market securities, including repurchase agreements, or cash, in such proportions, including up to 100%, as in the opinion of Merrill Lynch Asset Management L.P. (the "Investment Adviser") prevailing market or economic conditions warrant.

OTHER INVESTMENTS AND RISKS

     In addition, the Global Growth Focus Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended, and which therefore may be subject to restrictions on their transfer or resale.

     Because a substantial portion of the Fund's assets may be invested in securities of non-U.S. issuers, an investor in the Fund should be aware of certain risk factors and special considerations relating to international investing, which may involve risks that are not typically associated with investments in the securities of U.S. issuers. Investing on an international basis involves certain risks not involved in domestic investments, including fluctuations in foreign exchange rates, future political and economic developments, different legal systems and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Securities prices in different countries are subject to different economic, financial, political and social factors. Since the Fund invests heavily in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of securities in the Fund and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and therefore may affect the value of securities denominated in such currencies. In addition, with respect to certain foreign countries, there is the possibility of expropriation of assets, confiscatory taxation, difficulty in obtaining or enforcing a court judgment, economic, political or social instability or diplomatic developments that could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Certain foreign investments also may be subject to foreign withholding taxes, These risks often are heightened for investments in smaller, emerging capital markets. For additional information concerning the risks of investing in foreign securities. See "Other Portfolio Strategies -- Foreign Securities" in the Appendix to this Prospectus.

     The Global Growth Focus Fund may also engage in transactions, such as currency swaps and purchasing and selling options on currencies, for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar. The Fund is also authorized to write (i.e., sell) and purchase both call and put options on securities held in its portfolio, securities indices the performance of which is substantially correlated with securities held in its portfolio or on securities it intends to purchase and may also invest in futures and in securities the potential return of which is based on the change in particular measurements of value or rate (i.e., indexed securities).

     A further discussion of the foregoing investments and the risks associated with such investments is set forth in the Appendix to this Prospectus, including Annex B of the Appendix to this Prospectus, which includes a discussion of certain portfolio strategies relating to indexed securities, options, futures and foreign exchange transactions.

PROSPECTUS

APRIL 17, 1998

                        MERRILL LYNCH CAPITAL FOCUS FUND
                  of Merrill Lynch Variable Series Funds, Inc.
   P.O. Box 9011, Princeton, New Jersey 08543-9011 - Phone No. (609) 282-2800
                           -------------------------

     Merrill Lynch Capital Focus Fund (the "Capital Focus Fund") is a diversified fund whose objective is the highest total investment return consistent with prudent risk. The Capital Focus Fund will seek to achieve its investment objective through a fully managed investment policy utilizing equity, debt (including money market) and convertible securities. The Capital Focus Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its eighteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class B Common Stock for the Capital Focus Fund pursuant to this Prospectus. Each Fund's Class B Common Stock will be subject to a distribution fee at an annual rate of 0.15% of the Fund's average daily net assets attributable to the Class B Common Stock. THE CAPITAL FOCUS FUND IS EXPECTED TO COMMENCE OPERATIONS IN JUNE 1998. This Prospectus consists of this four page document and the attached Appendix. For more information on the Capital Focus Fund's investment objective and policies, please see page 2 of this document and the Appendix.

     THE CAPITAL FOCUS FUND INVESTS OR MAY INVEST IN HIGH YIELD BONDS (COMMONLY KNOWN AS "JUNK BONDS"), WHICH INVOLVE SPECIAL RISKS. SEE "INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS--RISKS OF HIGH YIELD SECURITIES" IN THE APPENDIX TO THIS PROSPECTUS.
                           -------------------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON
THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.
                           -------------------------

     THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL 17, 1998, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE COMMISSION MAINTAINS A WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE AND OTHER INFORMATION ABOUT THE FUND. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

                               TABLE OF CONTENTS

                                       PAGE
                                       ----
  Investment Objective and
     Policies........................     2
Appendix
  The Insurance Companies............   A-1
  Investment Objectives and Policies
     of the Funds....................   A-1
  Directors..........................   A-8
  Investment Adviser.................   A-8

                                       PAGE
                                       ----
Portfolio Transactions and
  Brokerage..........................  A-11
Purchase of Shares...................  A-11
Redemption of Shares.................  A-12
Dividends, Distributions and Taxes...  A-12
Performance Data.....................  A-13
Distribution Plan....................  A-14
Additional Information...............  A-15

                           -------------------------

              MERRILL LYNCH ASSET MANAGEMENT -- INVESTMENT ADVISER MERRILL LYNCH FUNDS DISTRIBUTOR, INC. -- DISTRIBUTOR

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY STATE IN WHICH SUCH OFFER TO SELL OR SOLICITATION OF AN OFFER TO BUY MAY NOT LAWFULLY BE MADE.

                       INVESTMENT OBJECTIVE AND POLICIES

     The Capital Focus Fund's investment objective is to achieve the highest total investment return consistent with prudent risk. To do this, management of the Fund shifts the emphasis among equity, debt (including money market) and convertible securities. This flexible, total investment return approach is called a "fully managed" investment policy. It distinguishes the Capital Focus Fund from other investment companies, which often seek either capital growth or current income. This approach permits management of the Fund to vary investment policy based on its evaluation of changes in economic and market trends. Total investment return is the aggregate of income and capital value changes. Consistent with this policy, the Capital Focus Fund's portfolio may, at any given time, be invested substantially in equity securities, corporate bonds or money market securities. It is the expectation of management that, over longer periods, a major portion of the Fund's portfolio will consist of equity securities of larger market capitalization, quality companies. There can be no assurance that the Fund will achieve its investment objective. The Capital Focus Fund may employ a variety of investments and techniques to hedge against market and currency risk. See Annex B to the Appendix to this Prospectus.

     The Capital Focus Fund's investment philosophy is based on the belief that, as in the past, the structure of the United States' economy and the economies and securities markets of other countries will undergo continuous change. Thus, the fully managed approach puts maximum emphasis on investment flexibility. The two principal features of the Fund's management approach are flexibility and concentration in "quality" companies.

     Flexibility. The Capital Focus Fund's fully managed investment approach makes use of equity, debt (including money market) and convertible securities. Freedom to move among these different types of securities as prevailing trends change is the keystone of the Fund's investment policy.

     Concentration in "Quality" Companies. The earnings of quality companies generally tend to grow consistently. Their internal strengths -- good financial resources, a strong balance sheet, satisfactory rate of return on capital, a good industry position and superior management skills -- give the Fund confidence that these companies consistently will perform at high levels. The Fund considers quality companies to be those that conform most closely to these characteristics. Most of the Fund's equity portfolio is in the common stocks of these quality companies.

     Sometimes, to reduce risk and to achieve the highest total investment return, the Capital Focus Fund may invest in other securities:

     -- Non-convertible, long-term debt securities, including "deep discount" corporate debt securities, mortgage-backed securities issued or guaranteed by governmental entities or private issuers, and debt securities issued or guaranteed by governments, their agencies and instrumentalities. Such debt securities generally will be "investment grade." However, the Fund has established no rating criteria for the debt securities in which it may invest, and the Fund may invest in securities that are rated below Baa by Moody's Investors Service, Inc. ("Moody's") or below BBB by Standard & Poor's Ratings Services ("S&P") or which, in the judgment of Merrill Lynch Asset Management, L.P. (the "Investment Adviser") possess similar credit characteristics. Such securities, sometimes referred to as "high yield/high risk securities" or "junk bonds", are predominantly speculative with respect to the capacity to pay interest and repay principal in accordance with the terms of the security and generally involve a greater volatility of price than securities in higher rating categories. See "Other Investment and Risks" below and "Risks of High Yield Securities" in the Appendix to this Prospectus. The Fund does not intend to purchase debt securities that are in default or which the Investment Adviser believes will be in default. The Fund does not intend to invest in excess of 35% of its total assets in securities that are rated below Baa by Moody's or below BBB by S&P or that the Investment Adviser believes have characteristics similar to those securities.

     -- Convertible securities, i.e., fixed income issues that give the owner the option of a later exchange for common stock. Convertible securities entitle the holder to receive interest payments paid on corporate debt securities or the dividend preference on a preferred stock until such time as the convertible security matures or is redeemed or until the holder elects to exercise the conversion privilege. The value of convertible securities is influenced by both the yield of nonconvertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its "investment value." To the extent interest rates change, the investment value of the convertible security typically will fluctuate. However, at the same time, the value of the convertible security will be influenced by its "conversion value," which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock. If, because of a low price for the common stock, the conversion value is substantially below the investment value of the convertible security, the price of the convertible security will be governed principally by its investment value.

     -- Cash or money-market securities to produce interest income during periods of defensive investment.

     The Investment Adviser expects that over longer periods a larger portion of the Fund's portfolio will consist of equity securities. However, the flexible fully managed investment approach enables the Fund to switch its emphasis to debt and convertible securities if, in the opinion of the Investment Adviser, prevailing market or economic conditions warrant. The Investment Adviser will determine the emphasis among equity and debt securities, including convertible securities, based on its evaluation as to the types of securities presently providing the opportunity for the highest total investment return consistent with prudent risk.

OTHER INVESTMENTS AND RISKS

     In addition, the Capital Focus Fund may purchase securities that are not registered under the Securities Act of 1933, as amended, and which therefore may be subject to restrictions on their transfer or resale.

     The Capital Focus Fund may invest up to 25% of its total assets in securities of foreign issuers. Investments in securities of foreign issuers involve certain risks, including fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. In addition, foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of U.S. companies. The foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to the Fund due to subsequent declines in the value of such portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. To the extent such investments are subject to withholding or other taxes or to regulations relating to repatriation of assets, the Fund's distributable income will be reduced. The prices of securities in different countries may be subject to different economic, financial, political and social factors.

     The Capital Focus Fund may from time to time be invested in non-dollar-denominated securities of foreign issuers. Changes in foreign currency exchange rates may affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments insofar as United States investors are concerned. Furthermore, the Fund's return on investments in non-dollar-denominated securities may be reduced or enhanced as a result of changes in foreign currency rates during the period in which the Fund holds such investments. See "Other Portfolio Strategies -- Foreign Securities" in the Appendix to this Prospectus.

     The Capital Focus Fund has established no rating criteria for the debt securities in which it may invest, and such securities may not be rated at all for creditworthiness. Securities rated in the medium to lower rating categories of nationally recognized statistical rating organizations and unrated securities of comparable quality are predominantly speculative with respect to the capacity to pay interest and repay principal in accordance with the terms of the security and generally involve a greater volatility of price than securities in higher rating categories. In purchasing such securities, the Fund will rely on the Investment Adviser's judgment, analysis and experience in evaluating the creditworthiness of an issuer of such securities. The Investment Adviser will take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters. The Fund does not intend to purchase debt securities that are in default or that the Investment Adviser believes will be in default. See "Risks of High Yield Securities" in the Appendix to this Prospectus.

     Among the risks to which an investment in the Capital Focus Fund is subject are interest rate risk and credit risk. Interest rate risk is the risk that the portion of the Fund's net asset value attributable to the Fund's fixed-income securities may fall when interest rates rise and rise when interest rates fall. In general, fixed-income securities with longer maturities will be subject to greater volatility resulting from interest rate fluctuations than will fixed-income securities with shorter maturities. Credit risk is the risk that an issuer of fixed-income securities that the Fund owns will not make timely payments of interest or repayments of principal from the issuer. Credit risk is generally greater in lower-rated securities.

     The Capital Focus Fund may invest in the securities of smaller or emerging growth companies. The securities of smaller or emerging growth companies may be subject to more abrupt or erratic market movements than larger, more established companies or the market average in general. These companies may have limited product lines, markets or financial resources, or they may be dependent on a limited management group.

     The Capital Focus Fund may engage in transactions, such as currency swaps and purchasing and selling options on currencies, for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the US dollar. Although such instruments will be used with the intention of hedging against adverse currency movements, transactions in such instruments involve the risk that anticipated currency movements will not be accurately predicted and that the Fund's hedging strategies will be ineffective and may cause the Fund to realize losses.

     The Capital Focus Fund may from time to time write (i.e. sell) covered call options on its portfolio securities.

     A further discussion of the foregoing investments and the risks associated with such investments is set forth in the Appendix of this Prospectus, including Annex B of the Appendix to this Prospectus, which includes a discussion of certain portfolio strategies relating to options and foreign exchange transactions.

                                    APPENDIX

                   MERRILL LYNCH VARIABLE SERIES FUNDS, INC.

     This Appendix constitutes part of the Prospectus for the Class B Shares of Merrill Lynch Domestic Money Market Fund, Merrill Lynch Reserve Assets Fund, Merrill Lynch Prime Bond Fund, Merrill Lynch High Current Income Fund, Merrill Lynch Quality Equity Fund, Merrill Lynch Special Value Focus Fund, Merrill Lynch Natural Resources Focus Fund, Merrill Lynch American Balanced Fund, Merrill Lynch Global Strategy Focus Fund, Merrill Lynch Basic Value Focus Fund, Merrill Lynch Global Bond Focus Fund, Merrill Lynch Global Utility Focus Fund, Merrill Lynch International Equity Focus Fund, Merrill Lynch Developing Capital Markets Focus Fund, Merrill Lynch Government Bond Fund, Merrill Lynch Global Growth Focus Fund, Merrill Lynch Capital Focus Fund and Merrill Lynch Index 500 Fund (hereinafter referred to as the "Funds" or individually as a "Fund").

                               TABLE OF CONTENTS

THE INSURANCE COMPANIES.....................................   A-1

INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS.............   A-1

DIRECTORS...................................................   A-8

INVESTMENT ADVISER..........................................   A-8

PORTFOLIO TRANSACTIONS AND BROKERAGE........................  A-11

PURCHASE OF SHARES..........................................  A-11

REDEMPTION OF SHARES........................................  A-12

DIVIDENDS, DISTRIBUTIONS AND TAXES..........................  A-12

PERFORMANCE DATA............................................  A-13

DISTRIBUTION PLAN...........................................  A-14

ADDITIONAL INFORMATION......................................  A-15
ANNEX A --  DESCRIPTION OF TEMPORARY INVESTMENTS AND
            CORPORATE BOND RATINGS..........................  Annex A-1

ANNEX B --  DESCRIPTION OF DERIVATIVE INSTRUMENTS...........  Annex B-1

                                    APPENDIX

                            THE INSURANCE COMPANIES

     Shares of the Funds currently are sold to separate accounts ("Separate Accounts") of Merrill Lynch Life Insurance Company ("MLLIC") and ML Life Insurance Company of New York ("ML of New York"), as well as other insurance companies not affiliated with MLLIC or ML of New York (together with MLLIC and ML of New York, "Insurance Companies") to fund certain variable life insurance contracts and/or variable annuities (together, "Contracts") issued by such companies. The rights of the Insurance Companies as shareholders should be distinguished from the rights of a Contract owner, which are set forth in the Contract. A Contract owner has no interest in the shares of a Fund, but only in the Contract. A Contract is described in the prospectus for that Contract. That prospectus describes the relationship between increases or decreases in the net asset value of shares of a Fund, and any distributions on such shares, and the benefits provided under a Contract. The prospectus for the Contracts also describes various fees payable to the Insurance Companies and charges to the Separate Accounts made by the Insurance Companies with respect to the Contracts. Since shares of the Funds will be sold only to the Insurance Companies for the Separate Accounts, the terms "shareholder" and "shareholders" in this Prospectus refer to the Insurance Companies. MLLIC and ML of New York are wholly owned subsidiaries of ML&Co., as is the Investment Adviser.

                INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

INVESTMENT OBJECTIVES

     Each Fund of the Company has its own investment objective, which it pursues through separate investment policies as described in the Fund's Prospectus (of which this Appendix is a part). The differences in objectives and policies among the Funds can be expected to affect the return of each Fund and the degree of market and financial risk to which each Fund is subject. Each Fund is classified as "diversified," as defined in the Investment Company Act of 1940, as amended (the "Investment Company Act" or the "Act") except for the Developing Capital Markets Focus Fund, the Global Bond Focus Fund, the Global Strategy Focus Fund, the Index 500 Fund, and the Natural Resources Focus Fund, each of which is classified as "non-diversified." The investment objectives and classification of each Fund may not be changed without the approval of the holders of a majority of the outstanding shares of each Fund affected.

     Fixed Income Security Ratings. No Fund other than the Developing Capital Markets Focus Fund, the High Current Income Fund, the Capital Focus Fund and the International Equity Focus Fund invests in fixed-income securities rated below investment grade (i.e., securities rated Ba or below by Moody's Investors Service, Inc. ("Moody's") or BB or below by Standard & Poor's Ratings Group ("Standard & Poor's") at the time of investment). However, securities purchased by a Fund may subsequently be downgraded. Such securities may continue to be held and will be sold only if, in the judgment of the Investment Adviser, it is advantageous to do so. Securities in the lowest category of investment grade debt securities may have speculative characteristics, which may lead to weakened capacity to pay interest and principal during periods of adverse economic conditions. See Annex A of this Appendix for a fuller description of corporate bond ratings.

NON-DIVERSIFIED FUNDS

     The Developing Capital Markets Focus, Global Bond Focus, Global Strategy Focus, Index 500, and Natural Resources Focus Funds are classified as non-diversified investment companies under the Investment Company Act. However, each Fund will have to limit its investments to the extent required by the diversification requirements applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code" or the "Internal Revenue Code"). To qualify as a regulated investment company, a Fund, at the close of each fiscal quarter, may not have more than 25% of its total assets invested in the securities (except obligations of the U.S. Government, its agencies or instrumentalities) of any one issuer and with respect to 50% of its assets, (i) may not have more than 5% of its total assets invested in the securities of any one issuer and (ii) may not own more than 10% of the outstanding voting securities of any one issuer.

INVESTMENT RESTRICTIONS

     The Company has adopted a number of restrictions and policies relating to the investment of its assets and its activities which are fundamental policies and may not be changed without the approval of the holders of the Company's outstanding voting securities (including a majority of the shares of each Fund). Investors are referred to the Statement of Additional Information for a complete description of such restrictions and policies.

OTHER PORTFOLIO STRATEGIES

     Restricted Securities. Each of the Funds is subject to limitations on the amount of illiquid securities it may purchase; however, each Fund may purchase without regard to that limitation certain securities that are not registered under the Securities Act of 1933, as amended (the "Securities Act"), including
(a) commercial paper exempt from registration under Section 4(2) of the Securities Act, and (b) securities that can be offered and sold to "qualified institutional buyers" under Rule 144A under the Securities Act, provided that the Company's Board of Directors continuously determines, based on the trading markets for the specific Rule 144A security, that it is liquid. The Board of Directors may adopt guidelines and delegate to the Investment Adviser the daily function of determining and monitoring liquidity of restricted securities. The Board has determined that securities sold under Rule 144A that are freely tradeable in their primary market offshore should be deemed liquid. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations.

     Since it is not possible to predict with assurance exactly how the market for restricted securities sold and offered under Rule 144A will develop, the Board of Directors will carefully monitor the Funds' investments in these securities, focusing on such factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

     Foreign Securities. The Basic Value Focus, Developing Capital Markets Focus, Special Value Focus, Global Strategy Focus, Global Bond Focus, Global Utility Focus, High Current Income, International Equity Focus, Natural Resources Focus, Prime Bond, Quality Equity, Global Growth Focus, Capital Focus and Reserve Assets Funds may invest in securities of foreign issuers. The Index 500 Fund may also invest in securities of foreign issuers to the extent such issuers are included in the Standard & Poor's 500 Composite Stock Price Index (the "S&P Index"). Investments in foreign securities, particularly those of non-governmental issuers, involve considerations and risks which are not ordinarily associated with investing in domestic issuers. These considerations and risks include changes in currency rates, currency exchange control regulations, the possibility of expropriation, the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards, less liquidity and more volatility in foreign securities markets, the impact of economic, political, social or diplomatic developments, and the difficulty of assessing economic trends in foreign countries. Foreign legal systems may differ from the U.S. legal system, and if it should become necessary, a Fund could encounter greater difficulties in invoking legal processes abroad than would be the case in the United States. Transaction costs in foreign securities may be higher. The operating expense ratio of a Fund investing in foreign securities can be expected to be higher than that of an investment company investing exclusively in United States securities because the expenses of the Fund, such as custodial costs, are higher. In addition, net investment income earned by a Fund on a foreign security may be subject to withholding and other taxes imposed by foreign governments which will reduce a Fund's net investment income. The Investment Adviser will consider these and other factors before investing in foreign securities, and will not make such investments unless, in its opinion, such investments will meet the standards and objectives of a particular Fund. No Fund that may invest in foreign securities, other than the Natural Resources Focus and Global Strategy Focus Funds, will concentrate its investments in any particular country. The Developing Capital Markets Focus, Global Bond Focus, Global Strategy Focus, Global Utility Focus, International Equity Focus, Global Growth Focus and Natural Resources Focus Funds may from time to time be substantially invested in non-dollar-denominated securities of foreign issuers. For a Fund that invests in foreign securities denominated or quoted in currencies other than the United States dollar, changes in foreign currency exchange rates may directly affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments insofar as United States investors are concerned, and a Fund's return on investments in non-dollar-denominated securities may be reduced or enhanced as a result of changes in foreign currency rates during the period in which the Fund holds such investments. Foreign currency exchange rates are determined by forces of supply and demand in the foreign exchange markets. These forces are, in turn, affected by international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. With respect to certain countries, there may be the possibility of expropriation of assets, confiscatory taxation, high rates of inflation, political or social instability or diplomatic developments which could affect investment in those countries. Each Fund of the Company other than the Developing Capital Markets Focus, Global Bond Focus, Global Strategy Focus, Global Utility Focus, International Equity Focus, Natural Resources Focus, Global Growth Focus, Capital Focus and Quality Equity Funds will purchase only securities issued in dollar denominations.

     The securities markets of many countries at times in the past have moved relatively independently of one another due to different economic, financial, political and social factors. When such lack of correlation, or negative correlation, in movements of these securities markets occurs, it may reduce risk for a Fund's portfolio as a whole. This negative correlation also may offset unrealized gains a Fund has derived from movements in a particular market. To the extent the various markets move independently, total portfolio volatility is reduced when the various markets are combined into a single portfolio. Of course, movements in the various securities markets may be offset by changes in foreign currency exchange rates. Exchange rates frequently move independently of securities markets in a particular country. As a result, gains in a particular securities market may be affected by changes in exchange rates.

     Each of the International Equity Focus Fund and Developing Capital Markets Focus Fund may invest a significant portion of its assets in securities of foreign issuers in smaller capital markets, while each of the other Funds which is permitted to invest in foreign securities may from time to time invest in securities of such foreign issuers. Foreign investments involve risks, including fluctuations in foreign exchange rates, future political and economic developments, different legal systems, the existence or possible imposition of exchange controls, or other foreign or United States governmental laws or restrictions, that are often heightened for investments in smaller capital markets.

     There may be less publicly available information about an issuer in a foreign market, particularly one in a smaller capital market, than would be available about a United States company, and it may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of United States companies. As a result, traditional investment measurements, such as price/earnings ratios, as used in the United States, may not be applicable in certain capital markets.

     Smaller capital markets, while often growing in trading volume, have substantially less volume than United States markets, and securities in many smaller capital markets are less liquid and their prices may be more volatile than securities of comparable United States companies. Brokerage commissions, custodial services, and other costs relating to investment in smaller capital markets are generally more expensive than in the United States. Such markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Further, satisfactory custodial services for investment securities may not be available in some countries having smaller capital markets, which may result in a Fund which invests in these markets incurring additional costs and delays in transporting and custodying such securities outside such countries. Delays in settlement could result in temporary periods when assets of such a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. There is generally less government supervision and regulation of exchanges, brokers and issuers in countries having smaller capital markets than there is in the United States.

     As a result, management of a Fund that invests in foreign securities may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular country. A Fund may invest in countries in which foreign investors, including management of the Fund, have had no or limited prior experience.

     Certain of the Funds may invest in debt securities issued by foreign governments. Investments in foreign government debt securities, particularly those of emerging market country governments, involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. The issuer or governmental authority that controls the repayment of an emerging market country's debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A debtor's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, and, in the case of a government debtor, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole and the political constraints to which a government debtor may be subject. Government debtors may default on their debt and may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. Holders of government debt, including the Fund, may be requested to participate in the rescheduling of such debt and to extend further loans to government debtors.

     As a result of the foregoing, a government obligor may default on its obligations. If such an event occurs, a Fund may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government debt securities to obtain recourse may be subject to the political climate in the relevant country. Government obligors in developing and emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. Some issuers of the government debt securities in which a Fund may invest have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements.

     The Global Utility Focus Fund, International Equity Focus Fund, Developing Capital Markets Focus Fund, Capital Focus Fund and the Global Growth Focus Fund may invest in the securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or other securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by an American bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Generally, ADRs, which are issued in registered form, are designated for use in the United States securities markets, and EDRs, which are issued in bearer form, are designed for use in European securities markets. The Funds may invest in ADRs and EDRs through both sponsored and unsponsored arrangements. In a sponsored ADR or EDR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository's transaction fees, whereas in an unsponsored arrangement the foreign issuer assumes no obligations and the depository's transaction fees are paid by the ADR or EDR holders. Foreign issuers in respect of whose securities unsponsored ADRs or EDRs have been issued are not necessarily obligated to disclose material information in the markets in which the unsponsored ADRs or EDRs are traded and, therefore, there may not be a correlation between such information and the market value of such securities.

     The Developing Capital Markets Focus and International Equity Focus Funds intend to invest in securities of foreign issuers in smaller capital markets. Some countries with smaller capital markets prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund. As illustrations, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company which may have less advantageous terms than securities of the company available for purchase by nationals.

     A number of countries, such as South Korea, Taiwan and Thailand, have authorized the formation of closed-end investment companies to facilitate indirect foreign investment in their capital markets. In accordance with the Investment Company Act, the Developing Capital Markets Focus, Global Growth Focus and International Equity Focus Funds each may invest up to 10% of its total assets in securities of such closed-end investment companies. This restriction on investments in securities of closed-end investment companies may limit opportunities for the Fund to invest indirectly in certain smaller capital markets. Shares of certain closed-end investment companies may at times be acquired only at market prices representing premiums to their net asset values. If a Fund acquires shares in closed-end investment companies, shareholders would bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of such closed-end investment companies. A Fund also may seek, at its own cost, to create its own investment entities under the laws of certain countries.

     In some countries, banks or other financial institutions may constitute a substantial number of the leading companies or the companies with the most actively traded securities. Also, the Investment Company Act restricts a Fund's investments in any equity security of an issuer which, in its most recent fiscal year, derived more than 15% of its revenues from "securities related activities," as defined by the rules thereunder. These provisions may also restrict a Fund's investments in certain foreign banks and other financial institutions.

     Rules adopted under the Investment Company Act permit the Funds to maintain their foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Certain banks in foreign countries may not be eligible sub-custodians for the Funds, in which event the Funds may be precluded from purchasing securities in certain foreign countries in which they otherwise would invest or the Funds may incur additional costs and delays in providing transportation and custody services for such securities outside of such countries. The Funds may encounter difficulties in effecting on a timely basis portfolio transactions with respect to any securities of issuers held outside their countries. Other banks that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain countries there may be legal restrictions or limitations on the ability of the Funds to recover assets held in custody by foreign sub-custodians in the event of the bankruptcy of the sub-custodian.

     Lending of Portfolio Securities. Each Fund of the Company may from time to time lend securities (but not in excess of 20%, or in the case of the Global Growth Focus Fund 33 1/3%) of its total assets from its portfolio to brokers, dealers and financial institutions and receive collateral in cash or securities issued or guaranteed by the U.S. Government which, while the loan is outstanding, will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities plus accrued interest. Such cash collateral will be invested in short-term securities, the income from which will increase the return to the Fund.

     Forward Commitments. Each of the Funds may purchase securities on a when-issued basis, and they may purchase or sell such securities for delayed delivery. These transactions occur when securities are purchased or sold by a Fund with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to the Fund at the time of entering into the transaction. The value of the security on the delivery date may be more or less than its purchase price. A Fund entering into such transactions will maintain a segregated account with its custodian of cash or liquid securities in an aggregate amount equal to the amount of its commitments in connection with such delayed delivery and purchase transactions.

     Standby Commitment Agreements. The Developing Capital Markets Focus, Global Utility Focus, Global Growth Focus and High Current Income Funds may from time to time enter into standby commitment agreements. Such agreements commit the respective Fund, for a stated period of time, to purchase a stated amount of a fixed income security which may be issued and sold to the Fund at the option of the issuer. The price and coupon of the security is fixed at the time of the commitment. At the time of entering into the agreement the Fund is paid a commitment fee which is typically approximately 0.5% of the aggregate purchase price of the security which the Fund has committed to purchase. The Fund will at all times maintain a segregated account with its custodian of cash or liquid securities in an amount equal to the purchase price of the securities underlying the commitment. There can be no assurance that the securities subject to a standby commitment will be issued, and the value of the security, if issued, on the delivery date may be more or less than its purchase price.

     Portfolio Strategies Involving Indexed and Inverse Securities, Options, Futures and Foreign Exchange Transactions. Certain Funds may use derivative instruments, including indexed and inverse securities, options and futures and purchase and sell foreign exchange. Transactions involving such instruments expose these Funds to certain risks. Each Fund's use of these instruments and the associated risks are described in detail in Annex B of the Appendix attached to this Prospectus.

RISKS OF HIGH YIELD SECURITIES

     The Developing Capital Markets Focus Fund, High Current Income Fund, International Equity Focus Fund and Capital Focus Fund may invest a substantial portion of their assets in high yield, high risk securities or junk bonds, which are regarded as being predominantly speculative as to the issuer's ability to make payments of principal and interest. Investment in such securities involves substantial risk. Issuers of junk bonds may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher-rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During recessionary periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of junk bonds because such securities may be unsecured and may be subordinated to other creditors of the issuer. While the high yield securities in which the Developing Capital Markets Focus Fund, High Current Income Fund, International Equity Focus Fund and Capital Focus Fund may invest normally do not include securities which, at the time of investment, are in default or the issuers of which are in bankruptcy, there can be no assurance that such events will not occur after a Fund purchases a particular security, in which case a Fund may experience losses and incur costs.

     In an effort to minimize the risk of issuer default or bankruptcy, the Developing Capital Markets Focus Fund, High Current Income Fund, International Equity Focus Fund and Capital Focus Fund each will diversify its holdings among many issuers. However, there can be no assurance that diversification will protect a Fund from widespread defaults brought about by a sustained economic downturn.

     High yield securities frequently have call or redemption features that would permit an issuer to repurchase the security from the Fund. If a call were exercised by the issuer during a period of declining interest rates, the Fund likely would have to replace such called security with a lower yielding security, thus decreasing the net investment income to the Fund and dividend to shareholders.

     High yield securities tend to be more volatile than higher-rated fixed-income securities, so that adverse economic events may have a greater impact on their prices and yields than on higher-rated fixed-income securities. Zero coupon bonds and bonds which pay interest and/or principal in additional bonds rather than in cash are especially volatile. Like higher-rated fixed-income securities, junk bonds are generally purchased and sold through dealers who make a market in such securities for their own accounts. However, there are fewer dealers in this market, which may be less liquid than the market for higher-rated fixed-income securities, even under normal economic conditions. Also, there may be significant disparities in the prices quoted for such bonds by various dealers. Adverse economic conditions or investor perceptions (whether or not based on economic fundamentals) may impair the liquidity of this market, and may cause the prices the Developing Capital Markets Focus Fund, High Current Income Fund, International Equity Focus Fund and Capital Focus Fund receive for their junk bonds to be reduced, or a Fund may experience difficulty in liquidating a portion of its portfolio when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. Under such conditions, judgement may play a greater role in valuing certain of each Fund's portfolio securities than in the case of securities trading in a more liquid market.

     It is expected that a significant portion of the high yield securities acquired by the Capital Focus Fund will be purchase upon issuance, which may involve special risks because the securities so acquired are new issues. In such instances the Capital Focus Fund may be a substantial purchaser of the issue and therefore have the opportunity to participate in structuring the terms of the offering. Although this may enable the Capital Focus Fund to seek to protect itself against certain of such risks, the considerations discussed herein would nevertheless remain applicable.

     Adverse publicity and investor perceptions, which may not be based on fundamental analysis, also may decrease the value and liquidity of junk bonds, particularly in a thinly traded market. Factors adversely affecting the market value of such securities are likely to affect adversely the net asset value of the Developing Capital Markets Focus Fund, High Current Income Fund, Capital Focus Fund and International Equity Focus Fund. In addition, each Fund may incur additional expenses to the extent that it is required to seek recovery upon a default on a portfolio holding or to participate in the restructuring of the obligation.

     Sovereign Debt. The junk bonds in which the Developing Capital Markets Focus Fund, High Current Income Fund, Capital Focus Fund and International Equity Focus Fund may invest include junk bonds issued by sovereign entities. Investment in such sovereign debt involves a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to timely service its debts. Consequently, governmental entities may default on their sovereign debt.

     Holders of sovereign debt, including the Developing Capital Markets Focus Fund, High Current Income Fund, Capital Focus Fund and International Equity Focus Fund, may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In the event of a default by a governmental entity, there may be few or no effective legal remedies available to a Fund and there can be no assurance a Fund will be able to collect on defaulted sovereign debt in whole or in part.

INSURANCE LAW RESTRICTIONS

     In order for shares of the Company's Funds to remain eligible investments for the Separate Accounts, it may be necessary, from time to time, for a Fund to limit its investments in certain types of securities in accordance with the insurance laws or regulations of the various states in which the Contracts are sold.

     The New York insurance law requires that investments of each Fund be made with the degree of care of an "ordinarily prudent person." The Investment Adviser believes that compliance with this standard will not have any negative impact on the performance of any of the Funds.

OTHER CONSIDERATIONS

     The Investment Adviser will use its best efforts to assure that each Fund of the Company complies with certain investment limitations of the Internal Revenue Service to assure favorable income tax treatment for the Contracts. It is not expected that such investment limitations will materially affect the ability of any Fund to achieve its investment objective.

                                   DIRECTORS

     The Directors of the Company consist of six individuals, five of whom are not "interested persons" of the Company as defined in the Investment Company Act of 1940. The Directors of the Company are responsible for the overall supervision of the operations of the Company and perform the various duties imposed on the directors of the investment companies by the Investment Company Act of 1940. The Board of Directors elects officers of the Company annually.

     The Directors of the Company and their principal employment are as follows:

     ARTHUR ZEIKEL(1) -- Chairman of the Investment Adviser and its affiliate, Fund Asset Management, L.P. ("FAM"); Chairman and Director of Princeton Services, Inc. ("Princeton Services"); and Executive Vice President of ML&Co.

     JOE GRILLS -- Member of the Committee on Investment of Employee Benefit Assets of the Financial Executives Institute ("CIEBA"); Member of CIEBA's Executive Committee; and Member of the Investment Advisory Committee of the State of New York Common Retirement Fund and the Howard Hughes Medical Institute; Director, Duke Management Company, LaSalle Street Fund and Kimco Realty Corporation.

     WALTER MINTZ -- Special Limited Partner of Cumberland Partners (investment partnership).

     ROBERT S. SALOMON, JR. -- Principal of STI Management (investment adviser).

     MELVIN R. SEIDEN -- Director of Silbanc Properties, Ltd. (real estate, consulting and investments).

     STEPHEN R. SWENSRUD -- Chairman Fernwood Advisors (investment adviser); Principal, Fernwood Associates (financial consultants)

                               INVESTMENT ADVISER

     Merrill Lynch Asset Management L.P. ("MLAM"), an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc., is the investment adviser (the "Investment Adviser") for the Fund. The general partner of the Investment Adviser is Princeton Services, Inc., a wholly owned subsidiary of Merrill Lynch & Co., Inc. The principal address of the Investment Adviser is 800 Scudders Mill Road, Plainsboro, New Jersey 08536 (mailing address: Box 9011, Princeton, New Jersey 08543-9011). The Asset Management Group of Merrill Lynch & Co., Inc. (which includes MLAM) presently acts as the investment adviser to more than 100 registered investment companies. The Investment Adviser also offers portfolio management to individual and institutional accounts. As of March 1998, the Asset Management Group had a total of $488 billion in investment company and other portfolio assets under management. This amount includes assets managed for certain affiliates of the Investment Adviser.

     While the Investment Adviser is at all times subject to the direction of the Board of Directors of the Company, the Investment Advisory Agreements provide that the Investment Adviser, subject to review by the Board of Directors, is responsible for the actual management of the Funds and has responsibility for making decisions to buy, sell or hold any particular security. The Investment Adviser provides the portfolio managers for the Funds, who consider information from various sources, make the necessary investment decisions and effect transactions accordingly. The Investment Adviser is also obligated to perform certain administrative and management services for the Company (certain of which it may delegate to third parties) and is obligated to provide all the office space, facilities, equipment and personnel necessary to perform its duties under the Agreements. The Investment Adviser has access to the full range of the securities and economic research facilities of Merrill Lynch.

     During the Company's fiscal year ended December 31, 1997, the advisory fees expense incurred by the Company totaled $30,733,366 of which $107,029 related to the Reserve Assets Fund (representing .50% of its average net assets), $2,226,345 related to the Prime Bond Fund (representing .42% of its average net assets), $2,277,140 related to the High Current Income Fund (representing .47% of its average net assets), $3,629,013 related to the Quality Equity Fund (representing .44% of its average net assets), $3,466,085 related to the Special

---------------

(1) Interested person, as defined in the Investment Company Act of 1940, of the Company.

Value Focus Fund (representing .75% of its average net assets), $415,327 related to the Index 500 Fund (representing .30% of its average net assets) of which $79,567 was voluntarily waived by MLAM, $241,712 related to the Natural Resources Focus Fund (representing .65% of its average net assets), $1,102,076 related to the American Balanced Fund (representing .55% of its average net assets), $1,549,078 related to the Domestic Money Market Fund (representing .50% of its average net assets), $5,860,619 related to the Global Strategy Focus Fund (representing .65% of its average net assets), $3,489,377 related to the Basic Value Focus Fund (representing .60% of its average net assets), $483,479 related to the Global Bond Focus Fund (representing .60% of its average net assets), $813,756 related to the Global Utility Focus Fund (representing .60% of its average net assets), $3,089,994 related to the International Equity Focus Fund (representing .75% of its average net assets), $1,306,661 related to the Developing Capital Markets Focus Fund (representing 1.00% of its average net assets) of which $217,067 was voluntarily waived by MLAM, $675,675 related to the Government Bond Focus Fund (representing .50% of its average net assets) of which $78,164 was voluntarily waived by MLAM.

     During the Company's fiscal year ended December 31, 1997, the total operating expenses attributable to the Class B Shares of the Company's Funds (including the advisory fees paid to the Investment Adviser), before any fee waiver or reimbursement of a portion of such expenses, expressed as a percentage of each Fund's average net assets, were as follows: 0.96% of the Special Value Focus Fund's average net assets, 0.82% of the Basic Value Focus Fund's average net assets, and 1.58% of the Developing Capital Markets Focus Fund's average net assets.

     The Investment Adviser has entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with MLAM U.K., an indirect wholly owned subsidiary of ML & Co., and an affiliate of the Investment Adviser, pursuant to which the Investment Adviser pays MLAM U.K. a fee for providing investment advisory services to the Investment Adviser with respect to the Funds in an amount to be determined from time to time by the Investment Adviser and MLAM U.K. but in no event in excess of the amount that the Investment Adviser actually receives for providing services to the Funds pursuant to the Investment Advisory Agreement.

     The Investment Adviser and Merrill Lynch Life Agency, Inc. ("MLLA") have entered into agreements which limit the operating expenses, exclusive of any distribution fees imposed on shares of Class B Common Stock, paid by each Fund in a given year to 1.25% of its average daily net assets (the "Reimbursement Agreements"). The Reimbursement Agreement provides that any such expenses in excess of 1.25% of average daily net assets will be reimbursed to the Fund by the Investment Adviser which, in turn, will be reimbursed by MLLA.

     The Investment Adviser has entered into administrative services agreements with certain Insurance Companies, including MLLIC and ML of New York, pursuant to which the Investment Adviser compensates such companies for administrative responsibilities relating to the Company which are performed by such Insurance Companies.

CODE OF ETHICS

     The Board of Directors of the Company has adopted a Code of Ethics pursuant to Rule 17j-1 under the Act which incorporates the Code of Ethics of the Investment Adviser (together, the "Codes"). The Codes significantly restrict the personal investing activities of all employees of the Investment Adviser and, as described below, impose additional, more onerous, restrictions on fund investment personnel.

     The Codes require that all employees of the Investment Adviser preclear any personal securities investment (with limited exceptions, such as government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to all employees of the Investment Adviser include a ban on acquiring any securities in a "hot" initial public offering and a prohibition from profiting on short-term trading in securities. In addition, no employee may purchase or sell any security which at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by any fund advised by the Investment Adviser. Furthermore, the Codes provide for trading "blackout periods" which prohibit trading by investment personnel of the Company within periods of trading by the Company in the same (or equivalent) security (15 or 30 days depending upon the transaction).

PORTFOLIO MANAGERS

     The following is information with respect to the Portfolio Managers for each of the Company's Funds.

     Thomas R. Robinson has served as the Portfolio Manager of the American Balanced Fund, Global Strategy Focus Fund and Quality Equity Fund since November 1995, and is primarily responsible for each such Fund's day-to-day management. He has served as a First Vice President of MLAM since 1997 and as a Senior Portfolio Manager of MLAM from November 1995 to 1997. From 1989 to 1995, he served as Manager of International Strategy for Merrill Lynch & Co. Global Securities Research & Economics Group.

     Kevin Rendino has served as the Basic Value Focus Fund's Portfolio Manager since July 1993, and is primarily responsible for the Fund's day-to-day management. He has served as First Vice President of MLAM since 1997; Vice President from 1993 to 1997; Senior Research Analyst from 1990 to 1992; Corporate Analyst from 1988 to 1990.

     Daniel V. Szemis has served as the Portfolio Manager of the Special Value Focus Fund (formerly, the Equity Growth Fund) since May 1997 and became the Co-Portfolio Manager in January 1998. He and R. Elise Baum are primarily responsible for the day-to-day management of the Special Value Focus Fund. Mr. Szemis has served as First Vice President of MLAM since 1997 and Vice President of MLAM from 1996 to 1997. From 1990 to 1996, Mr. Szemis was a portfolio manager with Prudential Mutual Fund Investment Management Advisors.

     Walter Rogers has served as the Global Utility Focus Fund's Portfolio Manager since July 1993, and is primarily responsible for the Fund's day-to-day management. He has served as First Vice President of MLAM since 1997; Vice President from 1987 to 1997.

     Clive D. Lang has served as the International Equity Focus Fund's Portfolio Manager since April 1998, and is primarily responsible for the Fund's day-to-day management. Mr. Lang has been associated with MLAM U.K. and has served as a Senior Quantitative Analyst for the Fund since 1996, and was prior to that the Chief Investment Officer of Panagora Asset Management Limited.

     Robert M. Shearer has served as the Natural Resources Focus Fund's Portfolio Manager since December 1997, and is primarily responsible for the Fund's day-to-day management. Mr. Shearer has served as First Vice President of MLAM since January 1998 and was an Associate Portfolio Manager of the Fund from September 1997 to December 1997. From 1996 to 1997 he was a Vice President and an Assistant Portfolio Manager at David L. Babson and Company, Incorporated. From 1993 to 1996 he was a Vice President/Sector Manager at Concert Capital Management. From 1988 to 1993 he was the Senior Energy Analyst at Fiduciary Trust Company International.

     Jay Harbeck has served as the Prime Bond Fund's and the Government Bond Fund's Portfolio Manager since July 1992 and May 1994 respectively. Mr. Harbeck and Co-Portfolio Manager Christopher G. Ayoub are primarily responsible for each such Fund's day-to-day management. Mr. Harbeck has served as First Vice President of MLAM since 1997 and Vice President of MLAM from 1986 to 1997.

     Jacqueline Rogers has served as the Portfolio Manager of the Domestic Money Market Fund and the Reserve Assets Fund since October 1996, and is primarily responsible for each such Fund's day-to-day management. She has served as Vice President of MLAM since January 1986.

     Paolo H. Valle has served as the Global Bond Focus Fund's Portfolio Manager since January 1998, and is primarily responsible for the Fund's day-to-day management. Mr. Valle has served as First Vice President of MLAM since 1997; Senior Portfolio Manager since 1992; Vice President from 1992 to 1997.

     Grace Pineda has served as the Developing Capital Markets Focus Fund's Portfolio Manager since May 1994, and is primarily responsible for the Fund's day-to-day management. She has served as First Vice President of MLAM since 1997 and Vice President from 1989 to 1997.

     Eric Mitofsky has served as the Index 500 Fund's Portfolio Manager since the Fund commenced operations in December 1996. He has served as a Vice President of MLAM since 1992, and was an employee of Merrill Lynch's Equity Trading Group from 1983 to 1992.

     R. Elise Baum has served as the Co-Portfolio Manager of the Special Value Focus Fund (formerly, the Equity Growth Fund) since January 1998. She and Daniel
V. Szemis and primarily responsible for the day-to-day management of the Fund. She has served as Director of MLAM since 1997; Vice President from 1995 to 1997; Senior Fund Analyst from 1994 to 1995; Fund Analyst from 1993 to 1994; and Consultant from 1992 to 1993.

     Kurt Schansinger is the Senior Portfolio Manager of the Capital Focus Fund and is primarily responsible for the day-to-day management of the Fund. He has served as First Vice President of MLAM since 1997 and Vice President of MLAM from January 1996 to 1997. Prior to MLAM, he spent 12 years with Oppenheimer Capital, where he rose to Senior Vice President with various portfolio management, research and administrative responsibilities.

     Walter Cuje is the Associate Portfolio Manager of the Capital Focus Fund. Mr. Cuje has been an Associate Portfolio Manager of MLAM since October 1993; Director and First Vice President since 1997; Vice President from July 1991 to 1997.

     Lawrence R. Fuller is the Portfolio Manager of the Global Growth Focus Fund. Mr. Fuller has been a Vice President of the Investment Adviser since 1992 and is responsible for the day-to-day management of the Fund's investment portfolio.

     Christopher G. Ayoub has served as the Co-Portfolio Manager of the Prime Bond Fund and the Government Bond Fund since April 1998. He and Jay Harbeck are primarily responsible for each such Fund's day-to-day management. Mr. Ayoub has served as First Vice President of MLAM since 1998 and as Vice President of MLAM from 1985 to 1997.

     Robert F. Murray has served as the Portfolio Manager of the High Current Income Fund since April 1998, and is primarily responsible for the Fund's day-to-day management. He has served as Vice President of MLAM since 1993 and employee of MLAM since 1989.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     None of the Company's Funds has any obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policy established by the Board of Directors of the Company, the Investment Adviser is primarily responsible for the Company's portfolio decisions and the placing of the Company's portfolio transactions. In placing orders, it is the policy of each Fund to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commission, if any, size of the transactions and difficulty of execution. While the Investment Adviser generally seeks reasonably competitive spreads or commissions, the Company will not necessarily be paying the lowest spread or commission available.

     Under the Investment Company Act of 1940, persons affiliated with the Company are prohibited from dealing with the Company as a principal in the purchase and sale of the Company's portfolio securities unless an exemptive order allowing such transactions is obtained from the Securities and Exchange Commission. Affiliated persons of the Company may serve as its broker in over-the-counter transactions conducted on an agency basis. The Securities and Exchange Commission has issued an order permitting the Company to conduct certain principal transactions with respect to the Domestic Money Market and Reserve Assets Funds with Merrill Lynch Government Securities Inc. and Merrill Lynch Money Markets Inc. in U.S. Government and Government agency securities, and certain other money market securities, subject to certain terms and conditions. During the fiscal year ended December 31, 1997, the Company engaged in 15 transactions pursuant to such order involving approximately $49.2 million of securities. For the year ended December 31, 1997, the Company paid brokerage commissions of $8,344,021, of which $302,843 was paid to Merrill Lynch.

                               PURCHASE OF SHARES

     The Company continuously offers shares of Class B Common Stock of the Basic Value Focus Fund, Developing Capital Markets Focus Fund and the Special Value Focus Fund to the Insurance Companies at prices equal to the respective per share net asset value of the Funds. Merrill Lynch Funds Distributor, Inc. (the "Distributor"), a wholly owned subsidiary of the Investment Adviser, acts as the distributor of the shares.

     The Company will offer shares of Class B Stock in each of its other Funds to the Insurance Companies at the per share price of the Class A Common Stock of the corresponding Fund until such time as a share of Class B Common Stock is purchased, and thereafter, the Company will continuously offer shares of Class B Common Stock at prices equal to the respective per share net asset value of the Class B Common Stock of the

Funds. The Distributor acts as the distributor of the shares. Net asset value is determined in the manner set forth below under "Additional
Information -- Determination of Net Asset Value."

     The Company and the Distributor reserve the right to suspend the sale of shares of each Fund in response to conditions in the securities markets or otherwise.

                              REDEMPTION OF SHARES

     The Company is required to redeem all full and fractional shares of the Funds for cash. The redemption price is the net asset value per share next determined after the initial receipt of proper notice of redemption.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

     It is the Company's intention to distribute substantially all of the net investment income, if any, of each Fund. For dividend purposes, net investment income of each Fund, other than the Company's Domestic Money Market and Reserve Assets Funds, will consist of all payments of dividends or interest received by such Fund less the estimated expenses of such Fund (including fees payable to the Investment Adviser). Net investment income of the Domestic Money Market and Reserve Assets Funds (from the time of the immediate preceding determination thereof) consists of (i) interest accrued and/or discount earned (including both original issue and market discount), (ii) plus or minus all realized and unrealized gains (other than realized long-term capital gains) and losses on its portfolio securities, (iii) less the estimated expenses of the respective Fund (including the fees payable to the Investment Adviser) applicable to that dividend period. Dividends on the Domestic Money Market and Reserve Assets Funds are declared daily and reinvested monthly in additional full and fractional shares of such Fund. Dividends from net investment income of the Global Bond Focus, Government Bond, High Current Income and Prime Bond Funds are declared and reinvested monthly in additional full and fractional shares of the respective Funds at net asset value. Dividends from net investment income of the Global Utility Focus Fund are declared and reinvested quarterly in additional full and fractional shares of the Fund. Dividends from net investment income of the American Balanced, Basic Value Focus, Capital Focus, Developing Capital Markets Focus, Special Value Focus, Global Strategy Focus, Global Growth Focus, Index 500, International Equity Focus, National Resources Focus and Quality Equity Funds are declared and reinvested at least annually in additional full and fractional shares of the respective Funds.

     All net realized long-term or short-term capital gains of the Company, if any, other than short-term capital gains of the Domestic Money Market and Reserve Assets Funds, are declared and distributed annually after the close of the Company's fiscal year to the shareholders of the Fund or Funds to which such gains are attributable. Short-term capital gains are taxable as ordinary income.

TAX TREATMENT OF THE COMPANY

     Each Fund intends to continue to qualify as a regulated investment company under certain provisions of the Internal Revenue Code. Under such provisions, a Fund will not be subject to federal income tax on such part of its net ordinary income and net realized capital gains which it distributes to shareholders.

     If a Fund earns original issue discount income in a taxable year which is not represented by correlative cash income, or if a Fund receives property rather than cash in payment of interest, shareholders will be allocated income greater than the amount of cash distributed to them. In addition, the Fund may have to dispose of securities and use the proceeds thereof to make distributions in amounts necessary to satisfy its distribution requirements under the Code.

TAX TREATMENT OF INSURANCE COMPANIES AS SHAREHOLDERS

     Dividends paid by the Company from its ordinary income and distributions of the Company's net realized capital gains are includable in the respective Insurance Company's gross income. Distributions of the Company's net realized long-term capital gains retain their character as long-term capital gains in the hands of the Insurance Companies if certain requirements are met. The tax treatment of such dividends and distributions depends on the respective Insurance Company's tax status. To the extent that income of the Company represents dividends on common or preferred stock, rather than interest income, its distributions to the Insurance Companies will be eligible for the present 70% dividends received deduction applicable in the case of a life insurance company as provided in the Code. See the Prospectus for the Contracts for a description of the respective Insurance Company's tax status and the charges which may be made to cover any taxes attributable to the Separate Account. Not later than 60 days after the end of each calendar year, the Company will send to the Insurance Companies a written notice required by the Code designating the amount and character of any distributions made during such year.

                                PERFORMANCE DATA

     From time to time the average annual total return and yield of one or more of the Company's Funds for various specified time periods may be included in advertisements or information furnished by the Insurance Companies to present or prospective Contract owners. Average annual total return and yield are computed in accordance with formulas specified by the Securities and Exchange Commission. In connection with its reorganization on December 6, 1996, the Global Bond Focus Fund (i) acquired substantially all of the assets and assumed substantially all the liabilities of the International Bond Fund, a separate Fund of the Company,
(ii) implemented a change in its investment objective and policies from seeking high current income from a global portfolio of fixed income securities, including non-investment grade securities, to seeking a high total investment return by investing in a global portfolio of investment grade fixed income securities and (iii) changed its name from the World Income Focus Fund to its current name. For the period from the commencement of the World Income Focus Fund's operations through its reorganization on December 6, 1996, the portfolio of the Fund included debt securities rated below investment grade (i.e., junk bonds). On December 6, 1996, the Government Bond Fund (i) implemented a change in its investment objective so that the Fund may invest in any debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities without regard to remaining maturity and (ii) changed its name from the Intermediate Government Bond Fund to its current name. For the period from the commencement of the Fund's operations through December 6, 1996, the portfolio of the Intermediate Government Bond Fund consisted primarily of intermediate-term debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities with a maximum maturity not to exceed fifteen years. As a result of the foregoing changes in the investment objective of each of the Global Bond Focus Fund and the Government Bond Fund, the performance information set forth herein and in the Statement of Additional Information for the fiscal year ended December 31, 1996 may not be indicative of such Fund's future performance.

     Average annual total return quotations for the specified periods will be computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return will be computed assuming all dividends and distributions are reinvested and taking into account all applicable recurring and nonrecurring expenses.

     Yield quotations will be computed based on a 30-day period by dividing (a) the net income based on the yield to maturity of each security earned during the period by (b) the average daily number of shares outstanding during the period that were entitled to receive dividends multiplied by the offering price per share on the last day of the period. Because no shares of Class B Common Stock of the Prime Bond Fund, the High Current Income Fund, the Global Bond Focus Fund and the Government Bond Fund were in issue prior to December 31, 1997, the yield information below relates to Class A Common Stock only. The yield for the 30-day period ending December 31, 1997 was 6.05% for the Prime Bond Fund, 8.73% for the High Current Income Fund, 6.11% for the Global Bond Focus Fund and 5.52% for the Government Bond Fund.

     Total return and yield figures are based on the Fund's historical performance and are not intended to indicate future performance. The Fund's total return and yield will vary depending on market conditions, the securities comprising the Fund's portfolio, the Fund's operating expenses and the amount of realized and unrealized net capital gains or losses during the period. The value of an investment in the Fund will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost. The yield and total return quotations may be of limited use for comparative purposes because they do not reflect charges imposed at the Separate Account level which, if included, would decrease the yield.

     On occasion, one or more of the Company's Funds may compare its performance to that of the S&P 500 Index, the Value Line Composite Index, the Dow Jones Industrial Average, or performance data published by Lipper Analytical Services, Inc., or Variable Annuity Research Data Service or contained in publications such as Morningstar Publications, Inc., Chase Investment Performance Digest, Money Magazine, U.S. News & World Report, Business Week, Financial Services Weekly, Kiplinger Personal Finances, CDA Investment Technology, Inc., Forbes Magazine, Fortune Magazine, Wall Street Journal, USA Today, Barrons, Strategic Insight, Donaghues, Investors Business Daily and Ibbotson Associates. As with other performance data, performance comparisons should not be considered indicative of the Fund's relative performance for any future period.

                               DISTRIBUTION PLAN

     The Funds have adopted a Distribution Plan (the "Plan") with regards to the Class B Common Stock of each Fund, pursuant to Rule 12b-1 under the Investment Company Act. The Plan permits the Company to pay to each Insurance Company that enters into an agreement with the Company to provide distribution related services to Contract owners, a fee, at the end of each month, of up to 0.15% of the net asset value of the Class B Common Stock of each Fund held by such Insurance Company. Such services include, but are not limited to, (a) the printing and mailing of Fund prospectuses, statements of additional information, any supplements thereto and shareholder reports for existing and prospective Contract owners, (b) services relating to the development, preparation, printing and mailing of Company advertisements, sales literature and other promotional materials describing and/or relating to the Company and including materials intended for use within the Insurance Company, (c) holding seminars and sales meetings designed to promote the distribution of the Class B Shares of the Funds, (d) obtaining information and providing explanations to Contract owners regarding the investment objectives and policies and other information about the Company and its Funds, including the performance of the Funds, (e) training sales personnel regarding the Company and the Funds, (f) compensating sales personnel in connection with the allocation of cash values and premiums of the Separate Accounts of the Insurance Company, (g) providing personal services and/or maintenance of the Separate Accounts with respect to Class B Shares of the Funds attributable to such accounts, and (h) financing any other activity that the Company's Board of Directors determines is primarily intended to result in the sale of Class B Shares.

                             ADDITIONAL INFORMATION

DETERMINATION OF NET ASSET VALUE

     The net asset value of each class of shares of each Fund is determined once daily by the Investment Adviser immediately after the declaration of dividends, if any, and is determined as of fifteen minutes following the close of trading (generally 4:00 p.m., New York time) on each day the New York Stock Exchange ("NYSE") is open for business. The NYSE is open on business days other than national holidays and Good Friday. The net asset value per share of each class of shares of a Fund other than the Domestic Money Market and Reserve Assets Funds is computed by dividing the sum of the value of the securities plus any cash or other assets (including interest and dividends accrued) held by such Fund and attributable to such class minus all liabilities (including accrued expenses) attributable to such class by the total number of shares of such class outstanding of that Fund at such time, rounded to the nearest cent. Expenses, including the investment advisory fees payable to the Investment Adviser, are accrued daily. Since the net investment income of the Domestic Money Market and Reserve Assets Funds (including realized and unrealized gains and losses on their portfolio securities) are declared as a dividend each time the net income of the Funds are determined (see "Dividends, Distributions and Taxes"), the net asset value per share of the Funds normally remains at $1.00 per share immediately after each such determination and dividend declaration.

     Except with respect to securities held by the Domestic Money Market and Reserve Assets Funds having a remaining maturity of 60 days or less, securities held by each Fund will be valued as follows: Portfolio securities that are traded on stock exchanges are valued at the last sale price (regular way) as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price for long positions and at the last available ask price for short positions. Long positions in securities traded in the over-the-counter ("OTC") market are valued at the last available bid price in the OTC market prior to the time of valuation, provided however that the Index 500 Fund will value its portfolio holdings which trade on the NASDAQ national market system at the last sale price prior to the time of valuation. Short positions in securities traded in the OTC market are valued at the last available ask price in the OTC market prior to the time of valuation. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the OTC market. When a Fund writes an option, the amount of the premium received is recorded on the books as an asset and an equivalent liability. The amount of the liability is subsequently valued to reflect the current market value of the option written, based upon the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last asked price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Futures contracts are valued at settlement price at the close of the applicable exchange. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Company. Any assets or liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the day of valuation. Securities held by the Domestic Money Market and Reserve Assets Funds with a remaining maturity of 60 days or less are valued on an amortized cost basis, unless particular circumstances dictate otherwise.

     The Company has used pricing services, including Merrill Lynch Securities PricingSM Service ("MLSPS"), to value securities held by the High Current Income and Prime Bond Funds and to value bonds held by other of the Company's Funds. The Board of Directors of the Company has examined the methods used by the pricing services in estimating the value of securities held by the Funds and believes that such methods will reasonably and fairly approximate the price at which those securities may be sold and result in a good faith determination of the fair value of such securities; however, there is no assurance that securities can be sold at the prices at which they are valued. During the fiscal year ended December 31, 1997, American Balanced Fund, Global Strategy Focus Fund, Global Utility Focus Fund, High Current Income Fund, Government Bond Fund, Prime Bond Fund and Global Bond Focus Fund paid MLSPS $248, $239, $43, $7,008, $1,676, $8,877 and $116, respectively.

ORGANIZATION OF THE COMPANY

     The Company was incorporated on October 16, 1981, and operations of its Reserve Assets Fund commenced on November 12, 1981. Operations of the Prime Bond, High Current Income, Quality Equity and Special Value

Focus Funds commenced on April 20, 1982. The Natural Resources Focus Fund and the American Balanced Fund commenced operations on June 1, 1988 and June 1, 1988, respectively. The Domestic Money Market Fund and the Global Strategy Focus Fund commenced operations on February 20 and February 28, 1992, respectively. The Basic Value Focus, Global Bond Focus, Global Utility Focus and International Equity Focus Funds commenced operations on July 1, 1993. The Developing Capital Markets Focus Fund and Government Bond Fund commenced operations on May 2, 1994. The Index 500 Fund commenced operations on December 13, 1996. The Global Growth Focus Fund and the Capital Focus Fund are expected to commence operations on or about June 5, 1998. The authorized capital stock of the Company consists of 3,600,000,000 shares of Class A Common Stock, par value $0.10 per share, and 3,600,000,000 shares of Class B Common Stock, par value $0.10 per share. The shares of Class A and Class B Common Stock are each divided into eighteen classes designated Merrill Lynch American Balanced Fund Common Stock, Merrill Lynch Basic Value Focus Fund Common Stock, Merrill Lynch Capital Focus Fund Common Stock, Merrill Lynch Developing Capital Markets Focus Fund Common Stock, Merrill Lynch Domestic Money Market Fund Common Stock, Merrill Lynch Special Value Focus Fund Common Stock, Merrill Lynch Global Bond Focus Fund Common Stock, Merrill Lynch Global Strategy Focus Fund Common Stock, Merrill Lynch Global Utility Focus Fund Common Stock, Merrill Lynch Global Growth Focus Fund Common Stock, Merrill Lynch Government Bond Fund Common Stock, Merrill Lynch High Current Income Fund Common Stock, Merrill Lynch Index 500 Common Stock, Merrill Lynch International Equity Focus Fund Common Stock, Merrill Lynch Natural Resources Focus Fund Common Stock, Merrill Lynch Prime Bond Fund Common Stock, Merrill Lynch Quality Equity Fund Common Stock and Merrill Lynch Reserve Assets Fund Common Stock, respectively. The Company may, from time to time, at the sole discretion of its Board of Directors and without the need to obtain the approval of its shareholders or of Contract owners, offer and sell shares of one or more of such classes. Each class consists of 100,000,000 Class A shares and 100,000,000 Class B shares except for Domestic Money Market Fund Common Stock which consists of 1,300,000,000 Class A shares and 1,300,000,000 Class B shares, Reserve Assets Fund Common Stock which consists of 500,000,000 Class A shares and 500,000,000 Class B shares and Global Bond Focus Fund Common Stock and Global Strategy Focus Fund Common Stock, each of which consists of 200,000,000 Class A shares and 200,000,000 Class B shares. All shares of Common Stock have equal voting rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. Pursuant to the Investment Company Act of 1940 and the rules and regulations thereunder, certain matters approved by a vote of all shareholders of the Company may not be binding on a class whose shareholders have not approved such matter. Each issued and outstanding share of a class is entitled to one vote and to participate equally in dividends and distributions declared with respect to such class and in net assets of such class upon liquidation or dissolution remaining after satisfaction of outstanding liabilities. The shares of each class, when issued, will be fully paid and nonassessable, have no preference, preemptive, conversion, exchange or similar rights, and will be freely transferable. Holders of shares of any class are entitled to redeem their shares as set forth under "Redemption of Shares." Shares do not have cumulative voting rights and the holders of more than 50% of the shares of the Company voting for the election of directors can elect all of the directors of the Company if they choose to do so and in such event the holders of the remaining shares would not be able to elect any directors. The Company does not intend to hold meetings of shareholders unless under the Investment Company Act of 1940 shareholders are required to act on any of the following matters: (i) election of directors; (ii) approval of an investment advisory agreement; (iii) approval of a distribution agreement; and
(iv) ratification of the selection of independent accountants.

     Family Life purchased $1,000 worth of shares of each of the Natural Resources Focus Fund and the American Balanced Fund on April 29, 1988 and $1,999,000 worth of shares of each such Fund on May 27, 1988. Family Life also provided the initial capitalization for each of the Company's other Funds other than the Funds named below for which MLLIC provided the initial capitalization. MLLIC purchased $100 worth of shares of each of the Domestic Money Market and Global Strategy Focus Funds on February 6, 1992, $2,000,000 worth of shares of the Domestic Money Market Fund on February 20, 1992, $2,000,000 worth of shares of the Global Strategy Focus Fund on February 28, 1992 and $100 worth of shares of each of the Basic Value Focus, Global Bond Focus, Global Utility Focus and International Equity Focus Funds on June 28, 1993. MLLIC purchased, on July 1, 1993, $8,000,000 worth of shares of each of the Global Bond Focus Fund and International Equity Focus Fund and $2,000,000 worth of shares of each of the Basic Value Focus Fund and the Global Utility Focus Fund. MLLIC purchased, on May 2, 1994, $8,000,000 worth of shares of the Developing Capital Markets Focus Fund and, on May 16, 1994, $2,000,000 worth of shares of the Government Bond Fund. On December 13, 1996,

MLLIC purchased $10,000,000 worth of shares of the Index 500 Fund. On April 16, 1998, MLLIC purchased $1,000 worth of shares of the Global Growth Focus Fund and $1,000 worth of shares of the Capital Focus Fund.

     In connection with a reorganization on December 6, 1996 conducted by the Company with respect to certain of its Funds, the Company, with the approval of the affected shareholders of the Funds, caused (i) Global Bond Focus Fund (a) to acquire substantially all of the assets and assume substantially all the liabilities of the International Bond Fund, a separate Fund of the Company, (b) to implement a change in its investment objective and policies from seeking high current income from a global portfolio of fixed income securities, including non-investment grade securities, to seeking a high total investment return by investing in a global portfolio of investment grade fixed income securities and
(c) to change its name from the World Income Focus Fund to its current name;
(ii) the Government Bond Fund (x) to implement a change in its investment objective so that the Fund may invest in any debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities without regard to remaining maturity and (y) to change its name from the Intermediate Government Bond Fund to its current name; and (iii) the Global Strategy Focus Fund to acquire substantially all of the assets and assume substantially all the liabilities of the Flexible Strategy Fund, a separate Fund of the Company.

INDEPENDENT AUDITORS

     Deloitte & Touche LLP, 117 Campus Drive, Princeton, New Jersey 08540, has been selected as the independent auditors of the Company. The selection of independent auditors is subject to annual ratification by the Company's shareholders.

CUSTODIAN

     The Bank of New York ("BONY"), 110 Washington Street, New York, New York 10286, acts as Custodian of the Company's assets, except that Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, acts as Custodian for assets of the Company's Developing Capital Markets Focus Fund.

TRANSFER AND DIVIDEND DISBURSING AGENT

     Merrill Lynch Financial Data Services, Inc. ("MLFDS"), which is a wholly owned subsidiary of Merrill Lynch & Co., Inc., acts as the Company's Transfer Agent and is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. MLFDS will receive an annual fee of $5,000 per Fund and will be entitled to reimbursement of out-of-pocket expenses.

LEGAL COUNSEL

     Rogers & Wells LLP, New York, New York, is counsel for the Company.

REPORTS TO SHAREHOLDERS

     The fiscal year of the Company ends on December 31 of each year. The Company will send to its shareholders at least semi-annually reports showing the Funds' portfolio securities and other information. An annual report containing financial statements, audited by independent auditors, will be sent to shareholders each year.

ADDITIONAL INFORMATION

     This Prospectus does not contain all of the information included in the Registration Statement filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940, with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission.

     The Statement of Additional Information, dated April 17, 1998, which forms a part of the Registration Statement, is incorporated by reference into this Prospectus. The Statement of Additional Information may be obtained without charge as provided on the cover page of this Prospectus. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the Securities and Exchange Commission in Washington, D.C.

YEAR 2000 ISSUES

     Many computer systems were designed using only two digits to designate years. These systems may not be able to distinguish the Year 2000 from the Year 1900 (commonly known as the "Year 2000 Problem"). Like other investment companies and financial and business organizations, the Company could be adversely affected if the computer systems used by the Investment Adviser or other Company service providers do not properly address this problem prior to January 1, 2000. The Investment Adviser has established a dedicated group to analyze these issues and to implement any systems modifications necessary to prepare for the Year 2000. Currently, the Investment Adviser does not anticipate that the transition to the 21st century will have any material impact on its ability to continue to service the Company at current levels. In addition, the Investment Adviser has sought assurances from the Company's other service providers that they are taking all necessary steps to ensure that their computer systems will accurately reflect the Year 2000, and the Investment Adviser will continue to monitor the situation. At this time, however, no assurance can be given that the Company's other service providers have anticipated every step necessary to avoid any adverse effect on the Company attributable to the Year 2000 Problem.

                                    ANNEX A

        DESCRIPTION OF TEMPORARY INVESTMENTS AND CORPORATE BOND RATINGS

U.S. GOVERNMENT SECURITIES

     The Domestic Money Market Fund, Reserve Assets Fund, Capital Focus Fund and the Government Bond Fund (and, for temporary or defensive purposes, each other
Fund) may invest in the various types of marketable securities issued by or guaranteed as to principal and interest by the U.S. Government and supported by the full faith and credit of the U.S. Treasury. U.S. Treasury obligations differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis.

GOVERNMENT AGENCY SECURITIES

     The Domestic Money Market Fund, Reserve Assets Fund, Capital Focus Fund and the Government Bond Fund (and, for temporary or defensive purposes, each other
Fund) may invest in government agency securities, which are debt securities issued by government sponsored enterprises, federal agencies and international institutions. Such securities are not direct obligations of the Treasury but involve government sponsorship or guarantees by government agencies or enterprises. The Funds may invest in all types of government agency securities currently outstanding or to be issued in the future.

DEPOSITARY INSTITUTIONS MONEY INSTRUMENTS

     The Domestic Money Market Fund, Reserve Assets Fund and Capital Focus Fund (and, for temporary or defensive purposes, each other Fund) may invest in depositary institutions money instruments, such as certificates of deposit, including variable rate certificates of deposit, bankers' acceptances, time deposits and bank notes. Certificates of deposit are generally short-term, interest-bearing negotiable certificates issued by commercial banks, savings banks or savings and loan associations against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity, usually at 30, 90 or 180 day intervals ("coupon dates"), based upon a specified market rate. As a result of these adjustments, the interest rate on these obligations may be increased or decreased periodically. Often, dealers selling variable rate certificates of deposit to the Funds agree to repurchase such instruments, at the Funds' option, at par on the coupon dates. The dealers' obligations to repurchase these instruments are subject to conditions imposed by the various dealers; such conditions typically are the continued credit standing of the issuer and the existence of reasonably orderly market conditions. The Funds are also able to sell variable rate certificates of deposit in the secondary market. Variable rate certificates of deposit normally carry a higher interest rate than comparable fixed rate certificates of deposit because variable rate certificates of deposit generally have a longer stated maturity than comparable fixed rate certificates of deposit. As a matter of policy, the Domestic Money Market Fund will invest only in these types of instruments issued by U.S. issuers.

     A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

     The Reserve Assets Fund and Capital Focus Fund (and, for temporary or defensive purposes, the Natural Resources Focus Fund, Global Strategy Focus Fund, Global Bond Focus Fund, Global Utility Focus Fund, International Equity Focus Fund, Developing Capital Markets Focus Fund and the Quality Equity Fund) may invest in certificates of deposit and bankers' acceptances issued by foreign branches or subsidiaries of U.S. banks ("Eurodollar" obligations) or U.S. branches or subsidiaries of foreign banks ("Yankeedollar" obligations). The Fund may invest only in Eurodollar obligations which by their terms are general obligations of the U.S. parent bank and meet the other criteria discussed below. Yankeedollar obligations in which the Fund may invest must be issued by U.S. branches or subsidiaries of foreign banks which are subject to state or federal banking regulations in the U.S. and by their terms must be general obligations of the foreign parent. In addition, the Fund will limit its investments in Yankeedollar obligations to obligations issued by banking institutions with more than $1 billion in assets.
                                    Annex A-1

     The Reserve Assets Fund and Capital Focus Fund (and, for temporary or defensive purposes, the Natural Resources Focus Fund, Global Strategy Focus Fund, Global Bond Focus Fund, Global Utility Focus Fund, International Equity Focus Fund, Developing Capital Markets Focus Fund and the Quality Equity Fund) may also invest in U.S. dollar-denominated obligations of foreign depository institutions and their foreign branches and subsidiaries, such as certificates of deposit, bankers' acceptances, time deposits and deposit notes. The obligations of such foreign branches and subsidiaries may be the general obligation of the parent bank or may be limited to the issuing branch or subsidiary by the terms of the specific obligation or by government regulation. Such investments will only be made if determined to be of comparable quality to other investments permissible for the Reserve Assets Fund. The Reserve Assets Fund will not invest more than 25% of its total assets (taken at market value at the time of each investment) in these obligations.

     Except as otherwise provided above with respect to investment in Yankeedollar and other foreign bank obligations no Fund may invest in any bank money instrument issued by a commercial bank or a savings and loan association unless the bank or association is organized and operating in the United States, has total assets of at least $1 billion and its deposits are insured by the Federal Deposit Insurance Corporation (the "FDIC"); provided that this limitation shall not prohibit the investment of up to 10% of the total assets of a Fund (taken at market value at the time of each investment) in certificates of deposit issued by banks and savings and loan associations with assets of less than $1 billion if the principal amount of each such certificate of deposit is fully insured by the FDIC.

SHORT-TERM DEBT INSTRUMENTS

     The Domestic Money Market Fund, Reserve Assets Fund and Capital Focus Fund (and, for temporary or defensive purposes, each other Fund) may invest in commercial paper (including variable amount master demand notes and insurance company funding agreements), which refers to short-term, unsecured promissory notes issued by corporations, partnerships, trusts and other entities to finance short-term credit needs and by trusts issuing asset-backed commercial paper. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payees of such notes, whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Because variable amount master notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that such instruments will be traded and there is no secondary market for the notes. Typically, agreements relating to such notes provide that the lender may not sell or otherwise transfer the note without the borrower's consent. Such notes provide that the interest rate on the amount outstanding is adjusted periodically, typically on a daily basis, in accordance with a stated short-term interest rate benchmark. Because the interest rate of a variable amount master note is adjusted no less often than every 60 days and since repayment of the note may be demanded at any time, the Investment Adviser values such a note in accordance with the amortized cost basis described under "Determination of Net Asset Value" in the Statement of Additional Information.

     The Domestic Money Market Fund and Reserve Assets Fund may also invest in nonconvertible debt securities issued by entities or asset-backed nonconvertible debt securities issued by trusts (e.g., bonds and debentures) with no more than 397 days (13 months) remaining to maturity at date of settlement. Short-term debt securities with a remaining maturity of less than one year tend to become extremely liquid and are traded as money market securities. For a discussion of the ratings requirements of the Funds' portfolio securities, see "Portfolio Restrictions" in the Prospectuses to the Domestic Money Market Fund and Reserve Assets Fund.

     The Reserve Assets Fund and Capital Focus Fund (and, for temporary or defensive purposes, the Natural Resources Focus Fund, Global Strategy Focus Fund, Global Bond Focus Fund, Global Utility Focus Fund, International Equity Focus Fund and Developing Capital Markets Focus Fund) may also invest in U.S. dollar-denominated commercial paper and other short-term obligations issued by foreign entities. Such investments are subject to quality standards similar to those applicable to investments in comparable obligations of domestic issuers. Investments in foreign entities in general involve the same risks as those described in the Statement of Additional Information in connection with investments in Eurodollar, Yankeedollar and foreign bank obligations.

                                    Annex A-2

REPURCHASE AGREEMENTS

     Repurchase Agreements; Purchase and Sale Contracts. Each Fund may invest in securities pursuant to repurchase agreements or purchase and sale contracts. Under a repurchase agreement, the seller agrees, upon entering into the contract with the Fund, to repurchase a security (typically a security issued or guaranteed by the U.S. government) at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed yield for the Fund insulated from fluctuations in the market value of the underlying security during such period, although, to the extent the repurchase agreement is not denominated in U.S. dollars, the Fund's return may be affected by currency fluctuations. Repurchase agreements may be entered into only with a member bank of the Federal Reserve System, a primary dealer in U.S. government securities or an affiliate thereof. A purchase and sale contract is similar to a repurchase agreement, but purchase and sale contracts, unlike repurchase agreements, allocate interest on the underlying security to the purchaser during the term of the agreement and generally do not require the seller to provide additional securities in the event of a decline in the market value of the purchased security during the term of the agreement. If the seller were to default on its obligation to repurchase a security under a repurchase agreement or purchase and sale contract and the market value of the underlying security at such time was less than the Fund had paid to the seller, the Fund would realize a loss. Repurchase agreements maturing in more than seven days will be considered "illiquid securities." The Domestic Money Markets and Reserve Assets Funds will not enter into repurchase agreements maturing in more than 30 days.

     Reverse Repurchase Agreements. The Domestic Money Market and Reserve Assets Funds may enter into reverse repurchase agreements, which involve the sale of money market securities held by the Funds, with an agreement to repurchase the securities at an agreed upon price, date, and interest payment. The Funds will use the proceeds of the reverse repurchase agreements to purchase other money market securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The Funds will utilize reverse repurchase agreements when the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the reverse repurchase transaction. A separate account of the applicable Fund will be established with the Custodian consisting of cash or liquid securities having a market value at all times at least equal in value to the proceeds received on any sale subject to repurchase plus accrued interest.

DESCRIPTION OF CORPORATE BOND RATINGS

     Moody's Investors Service, Inc. ("Moody's"):

          Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

          A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

          Baa -- Bonds which are rated Baa are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate
                                    Annex A-3
     and thereby not well safeguarded both during good and bad times over the future. Uncertainty of position characterizes bonds in this class.

          B -- Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any period of time may be small.

          Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

          Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other market shortcomings.

          C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

     Standard & Poor's Ratings Services ("Standard & Poor's"):

          AAA -- This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

          AA -- Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

          A -- Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

          BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

          BB -- B -- CCC -- CC -- Bonds rated BB, B, CCC, and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

          NR -- Not rated by the indicated rating agency.

     Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                                    Annex A-4

                                    ANNEX B

                     DESCRIPTION OF DERIVATIVE INSTRUMENTS

     Certain Funds of the Company are authorized to use derivative instruments, including indexed and inverse securities, options, and futures, and to purchase and sell foreign exchange, as described below. Such instruments are referred to collectively herein as "Strategic Instruments."

INDEXED AND INVERSE SECURITIES

     The Domestic Money Market Fund, the Global Bond Focus Fund, the Global Strategy Focus Fund, the Global Utility Focus Fund, the Government Bond Fund, the Index 500 Fund, the International Equity Focus Fund, the Natural Resources Focus Fund, the Prime Bond Fund, the Developing Capital Markets Focus Fund, the Global Growth Focus Fund and the Reserve Assets Fund may invest in securities the potential return of which is based on the change in particular measurements of value or rate (an "index"). As an illustration, a Fund may invest in a debt security that pays interest and returns principal based on the change in the value of an interest rate index (such as the prime rate or federal funds rate), a securities index (such as the Standard & Poor's 500 Composite Index (the "S&P 500") or a more narrowly-focused index such as the AMEX Oil & Gas Index) or a basket of securities, or based on the relative changes of two indices. In addition, the Developing Capital Markets Focus Fund, the Global Strategy Focus Fund, the International Equity Focus Fund and the Natural Resources Focus Fund may invest in securities the potential return of which is based inversely on the change in an index. For example, these Funds may invest in securities that pay a higher rate of interest when a particular index decreases and pay a lower rate of interest (or do not fully return principal) when the value of the index increases. If the Fund invests in such securities, it may be subject to reduced or eliminated interest payments or loss of principal in the event of an adverse movement in the relevant index or indices.

     Certain indexed and inverse securities may have the effect of providing investment leverage because the rate of interest or amount of principal payable increases or decreases at a rate that is a multiple of the changes in the relevant index. As a consequence, the market value of such securities may be substantially more volatile than the market values of other debt securities. The Company believes that indexed and inverse securities may provide portfolio management flexibility that permits Funds to seek enhanced returns, hedge other portfolio positions or vary the degree of portfolio leverage with greater efficiency than would otherwise be possible under certain market conditions.

OPTIONS ON SECURITIES AND SECURITIES INDICES

     Purchasing Options. The Developing Capital Markets Focus Fund, the Global Bond Focus Fund, the Global Strategy Focus Fund, the Global Utility Focus Fund, the Index 500 Fund, the International Equity Focus Fund, the Global Growth Focus Fund, and the Natural Resources Focus Fund are each authorized to purchase put options on securities held in its portfolio or securities indices the performance of which is substantially correlated with securities held in its portfolio. When a Fund purchases a put option, in consideration for an upfront payment (the "option premium") the Fund acquires a right to sell to another party specified securities owned by the Fund at a specified price (the "exercise price") on or before a specified date (the "expiration date"), in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities index declines below a specified level on or before the expiration date, in the case of an option on a securities index. The purchase of a put option limits the Fund's risk of loss in the event of a decline in the market value of the portfolio holdings underlying the put option prior to the option's expiration date. If the market value of the portfolio holdings associated with the put option increases rather than decreases, however, the Fund will lose the option premium and will consequently realize a lower return on the portfolio holdings than would have been realized without the purchase of the put.

     The Developing Capital Markets Focus Fund, the Global Bond Focus Fund, the Global Strategy Focus Fund, the Index 500 Fund, the International Equity Focus Fund, the Global Growth Focus Fund and the Natural Resources Focus Fund are each authorized to purchase call options on securities it intends to purchase or securities indices the performance of which are substantially correlated with the performance of the types of securities it intends to purchase. When a Fund purchases a call option, in consideration for the option premium the Fund acquires a right to purchase from another party specified securities at the exercise price on or before the expiration date, in the case of an option on securities, or to receive from another party a payment based on the
                                    Annex B-1
amount a specified securities index increases beyond a specified level on or before the expiration date, in the case of an option on a securities index. The purchase of a call option may protect the Fund from having to pay more for a security as a consequence of increases in the market value for the security during a period when the Fund is contemplating its purchase, in the case of an option on a security, or attempting to identify specific securities in which to invest in a market the Fund believes to be attractive, in the case of an option on an index (an "anticipatory hedge"). In the event the Fund determines not to purchase a security underlying a call option, however, the Fund may lose the entire option premium.

     Each Fund is also authorized to purchase put or call options in connection with closing out put or call options it has previously sold.

     Writing Options. The American Balanced Fund, the Basic Value Focus Fund, the Developing Capital Markets Focus Fund, the Special Value Focus Fund, the Global Bond Focus Fund, the Global Strategy Focus Fund, the Global Utility Focus Fund, the Index 500 Fund, the International Equity Focus Fund, the Natural Resources Focus Fund, the Global Growth Focus Fund, the Capital Focus Fund and the Quality Equity Fund are each authorized to write (i.e., sell) call options on securities held in its portfolio or securities indices the performance of which is substantially correlated with securities held in its portfolio. When a Fund writes a call option, in return for an option premium the Fund gives another party the right to buy specified securities owned by the Fund at the exercise price on or before the expiration date, in the case of an option on securities, or agrees to pay to another party an amount based on any gain in a specified securities index beyond a specified level on or before the expiration date, in the case of an option on a securities index. The Fund may write call options to earn income, through the receipt of option premiums. In the event the party to which the Fund has written an option fails to exercise its rights under the option because the value of the underlying securities is less than the exercise price, the Fund will partially offset any decline in the value of the underlying securities through the receipt of the option premium. By writing a call option, however, the Fund limits its ability to sell the underlying securities, and gives up the opportunity to profit from any increase in the value of the underlying securities beyond the exercise price, while the option remains outstanding.

     The Developing Capital Markets Focus Fund, the Global Bond Focus Fund, the Global Strategy Focus Fund, the Global Utility Focus Fund, the Index 500 Fund, the International Equity Focus Fund, the Global Growth Focus Fund and the Natural Resources Focus Fund each may also write put options on securities or securities indices. When the Fund writes a put option, in return for an option premium the Fund gives another party the right to sell to the Fund a specified security at the exercise price on or before the expiration date, in the case of an option on a security, or agrees to pay to another party an amount based on any decline in a specified securities index below a specified level on or before the expiration date, in the case of an option on a securities index. The Fund may write put options to earn income, through the receipt of option premiums. In the event the party to which the Fund has written an option fails to exercise its rights under the option because the value of the underlying securities is greater than the exercise price, the Fund will profit by the amount of the option premium. By writing a put option, however, the Fund will be obligated to purchase the underlying security at a price that may be higher than the market value of the security at the time of exercise as long as the put option is outstanding, in the case of an option on a security, or make a cash payment reflecting any decline in the index, in the case of an option on an index. Accordingly, when the Fund writes a put option it is exposed to a risk of loss in the event the value of the underlying securities falls below the exercise price, which loss potentially may substantially exceed the amount of option premium received by the Fund for writing the put option. The Fund will write a put option on a security or a securities index only if the Fund would be willing to purchase the security at the exercise price for investment purposes (in the case of an option on a security) or is writing the put in connection with trading strategies involving combinations of options -- for example, the sale and purchase of options with identical expiration dates on the same security or index but different exercise prices (a technique called a "spread").

     Each Fund is also authorized to sell call or put options in connection with closing out call or put options it has previously purchased.

     Other than with respect to closing transactions, a Fund will only write call or put options that are "covered." A call or put option will be considered covered if the Fund has segregated assets with respect to such option in the manner described in "Risk Factors in Options, Futures, and Currency Instruments" below. A call option will also be considered covered if a Fund owns the securities it would be required to deliver upon exercise of the

                                    Annex B-2
option (or, in the case of option on a securities index, securities which are substantially correlated with the performance of such index) or owns a call option, warrant or convertible instrument which is immediately exercisable for, or convertible into, such security.

     Types of Options. A Fund may engage in transactions in options on securities or securities indices on exchanges and in the over-the-counter ("OTC") markets. In general, exchange-traded options have standardized exercise prices and expiration dates and require the parties to post margin against their obligations, and the performance of the parties' obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and the seller, but generally do not require the parties to post margin and are subject to greater risk of counterparty default. See "Additional Risk Factors of OTC Transactions" below.

FUTURES

     The Developing Capital Markets Focus Fund, the Global Bond Focus Fund, the Global Strategy Focus Fund, the Global Utility Focus Fund, the Index 500 Fund, the International Equity Focus Fund, the Global Growth Focus Fund and the Natural Resources Focus Fund may each engage in transactions in futures and options thereon. Futures are standardized, exchange-traded contracts which obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of a commodity at a specified future date at a specified price. No price is paid upon entering into a futures contract. Rather, upon purchasing or selling a futures contract the Fund is required to deposit collateral ("margin") equal to a percentage (generally less than 10%) of the contract value. Each day thereafter until the futures position is closed, the Fund will pay additional margin representing any loss experienced as a result of the futures position the prior day or be entitled to a payment representing any profit experienced as a result of the futures position the prior day.

     The sale of a futures contract limits a Fund's risk of loss through a decline in the market value of portfolio holdings correlated with the futures contract prior to the futures contract's expiration date. In the event the market value of the portfolio holdings correlated with the futures contract increases rather than decreases, however, the Fund will realize a loss on the futures position and a lower return on the portfolio holdings than would have been realized without the purchase of the futures contract.

     The purchase of a futures contract may protect a Fund from having to pay more for securities as a consequence of increases in the market value for such securities during a period when the Fund was attempting to identify specific securities in which to invest in a market the Fund believes to be attractive. In the event that such securities decline in value or the Fund determines not to complete an anticipatory hedge transaction relating to a futures contract, however, the Fund may realize a loss relating to the futures position.

     A Fund will limit transactions in futures and options on futures to financial futures contracts (i.e., contracts for which the underlying commodity is a currency or securities or interest rate index) purchased or sold for hedging purposes (including anticipatory hedges). Each Fund will further limit transactions in futures and options on futures to the extent necessary to prevent the Fund from being deemed a "commodity pool" under regulations of the Commodity Futures Trading Commission.

FOREIGN EXCHANGE TRANSACTIONS

     The Developing Capital Markets Focus Fund, the Global Bond Focus Fund, the Global Strategy Focus Fund, the Global Utility Focus Fund, the International Equity Focus Fund, the Natural Resources Focus Fund, the Global Growth Focus Fund, the Capital Focus Fund and the Quality Equity Fund may engage in spot and forward foreign exchange transactions and currency swaps, purchase and sell options on currencies and purchase and sell currency futures and related options thereon (collectively, "Currency Instruments") for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the US dollar.

     Forward foreign exchange transactions are OTC contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a price and future date set at the time of the contract. Spot foreign exchange transactions are similar but require current, rather than future, settlement. A Fund will enter into foreign exchange transactions only for purposes of hedging either a specific transaction or a portfolio position. A Fund may enter into a foreign exchange transaction for purposes of hedging a specific transaction by, for

                                    Annex B-3
example, purchasing a currency needed to settle a security transaction or selling a currency in which the Fund has received or anticipates receiving a dividend or distribution. A Fund may enter into a foreign exchange transaction for purposes of hedging a portfolio position by selling forward a currency in which a portfolio position of the Fund is denominated or by purchasing a currency in which the Fund anticipates acquiring a portfolio position in the near future. A Fund may also hedge portfolio positions through currency swaps, which are transactions in which one currency is simultaneously bought for a second currency on a spot basis and sold for the second currency on a forward basis.

     The Funds authorized to engage in Currency Instrument transactions may also hedge against the decline in the value of a currency against the US dollar through use of currency futures or options thereon. Currency futures are similar to forward foreign exchange transactions except that futures are standardized exchange-traded contracts. See "Futures" above.

     The Funds authorized to engage in Currency Instrument transactions may also hedge against the decline in the value of a currency against the US dollar through the use of currency options. Currency options are similar to options on securities, but in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. The Fund may engage in transactions in options on currencies either on exchanges or OTC markets. See "Types of Options" above and "Additional Risk Factors of OTC Transactions" below.

     No Fund will speculate in Currency Instruments. Accordingly, a Fund will not hedge a currency in excess of the aggregate market value of the securities which it owns (including receivables for unsettled securities sales), or has committed to or anticipates purchasing, which are denominated in such currency. A Fund may, however, hedge a currency by entering into a transaction in a Currency Instrument denominated in a currency other than the currency being hedged (a "cross-hedge"). The Fund will only enter into a cross-hedge if the Investment Adviser believes that (i) there is a demonstrable high correlation between the currency in which the cross-hedge is denominated and the currency being hedged, and (ii) executing a cross-hedge through the currency in which the cross-hedge is denominated will be significantly more cost-effective or provide substantially greater liquidity than executing a similar hedging transaction by means of the currency being hedged.

     Risk Factors in Hedging Foreign Currency Risks. While a Fund's use of Currency Instruments to effect hedging strategies is intended to reduce the volatility of the net asset value of the Fund's shares, the net asset value of the Fund's shares will fluctuate. Moreover, although Currency Instruments will be used with the intention of hedging against adverse currency movements, transactions in Currency Instruments involve the risk that anticipated currency movements will not be accurately predicted and that the Fund's hedging strategies will be ineffective. To the extent that a Fund hedges against anticipated currency movements which do not occur, the Fund may realize losses, and decrease its total return, as the result of its hedging transactions. Furthermore, a Fund will only engage in hedging activities from time to time and may not be engaging in hedging activities when movements in currency exchange rates occur. It may not be possible for a Fund to hedge against currency exchange rate movements, even if correctly anticipated, in the event that (i) the currency exchange rate movement is so generally anticipated that the Fund is not able to enter into a hedging transaction at an effective price, or (ii) the currency exchange rate movement relates to a market with respect to which Currency Instruments are not available (such as certain developing markets) and it is not possible to engage in effective foreign currency hedging.

RISK FACTORS IN OPTIONS, FUTURES, AND CURRENCY INSTRUMENTS

     Use of Strategic Instruments for hedging purposes involves the risk of imperfect correlation in movements in the value of the Strategic Instruments and the value of the instruments being hedged. If the value of the Strategic Instruments moves more or less than the value of the hedged instruments a Fund will experience a gain or loss which will not be completely offset by movements in the value of the hedged instruments.

     Each Fund intends to enter into transactions involving Strategic Instruments only if there appears to be a liquid secondary market for such instruments or, in the case of illiquid instruments traded in OTC transactions, such instruments satisfy the criteria set forth below under "Additional Risk Factors of OTC Transactions." However, there can be no assurance that, at any specific time, either a liquid secondary market will exist for a

                                    Annex B-4

Strategic Instrument or the Fund will otherwise be able to sell such instrument at an acceptable price. It may therefore not be possible to close a position in a Strategic Instrument without incurring substantial losses, if at all.

     Certain transactions in Strategic Instruments (e.g., forward foreign exchange transactions, futures transactions, sales of put options) may expose a Fund to potential losses which exceed the amount originally invested by the Fund in such instruments. When a Fund engages in such a transaction, the Fund will deposit in a segregated account at its custodian liquid securities with a value at least equal to the Fund's exposure, on a mark-to-market basis, to the transaction (as calculated pursuant to requirements of the Securities and Exchange Commission). Such segregation will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction, but will not limit the Fund's exposure to loss.

ADDITIONAL RISK FACTORS OF OTC TRANSACTIONS; LIMITATIONS ON THE USE OF OTC STRATEGIC INSTRUMENTS

     Certain Strategic Instruments traded in OTC markets, including indexed securities and OTC options, may be substantially less liquid than other instruments in which a Fund may invest. The absence of liquidity may make it difficult or impossible for the Fund to sell such instruments promptly at an acceptable price. The absence of liquidity may also make it more difficult for the Fund to ascertain a market value for such instruments. A Fund will therefore acquire illiquid OTC instruments (i) if the agreement pursuant to which the instrument is purchased contains a formula price at which the instrument may be terminated or sold, or (ii) for which the Investment Adviser anticipates the Fund can receive on each business day at least two independent bids or offers, unless a quotation from only one dealer is available, in which case that dealer's quotation may be used.

     The staff of the Securities and Exchange Commission has taken the position that purchased OTC options and the assets underlying written OTC options are illiquid securities. Each Fund has therefore adopted an investment policy pursuant to which it will not purchase or sell OTC options (including OTC options on futures contracts) if, as a result of such transactions, the sum of the market value of OTC options currently outstanding which are held by the Fund, the market value of the securities underlying OTC call options currently outstanding which have been sold by the Fund and margin deposits on the Fund's outstanding OTC options exceeds 15% of the total assets of the Fund, taken at market value, together with all other assets of the Fund which are deemed to be illiquid or are otherwise not readily marketable. However, if an OTC option is sold by the Fund to a dealer in U.S. government securities recognized as a "primary dealer" by the Federal Reserve Bank of New York and the Fund has the unconditional contractual right to repurchase such OTC option at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (i.e., current market value of the underlying security minus the option's exercise price).

     Because Strategic Instruments traded in OTC markets are not guaranteed by an exchange or clearing corporation and generally do not require payment of margin to the extent that a Fund has unrealized gains in such instruments or has deposited collateral with its counterparty, the Fund is at risk that its counterparty will become bankrupt or otherwise fail to honor its obligations. A Fund will attempt to minimize the risk that a counterparty will become bankrupt or otherwise fail to honor its obligations by engaging in transactions in Strategic Instruments traded in OTC markets only with financial institutions which have substantial capital or which have provided the Fund with a third-party guaranty or other credit enhancement.

ADDITIONAL LIMITATIONS ON THE USE OF STRATEGIC INSTRUMENTS

     No Fund may use any Strategic Instrument to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly, except that the Natural Resources Focus Fund may acquire securities indexed to a precious metal or other natural resource index.

                                    Annex B-5

                                                                  APRIL 17, 1998

                      STATEMENT OF ADDITIONAL INFORMATION

                   MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
   P.O. BOX 9011, PRINCETON, NEW JERSEY 08543-9011 - PHONE NO. (609) 282-2800

                            ------------------------

     Merrill Lynch Variable Series Funds, Inc. (the "Company") is an open-end management investment company which has a wide range of investment objectives among its eighteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"): Merrill Lynch Domestic Money Market Fund, Merrill Lynch Reserve Assets Fund, Merrill Lynch Prime Bond Fund, Merrill Lynch High Current Income Fund, Merrill Lynch Quality Equity Fund, Merrill Lynch Special Value Focus Fund, Merrill Lynch Natural Resources Focus Fund, Merrill Lynch American Balanced Fund, Merrill Lynch Global Strategy Focus Fund, Merrill Lynch Basic Value Focus Fund, Merrill Lynch Global Bond Focus Fund, Merrill Lynch Global Utility Focus Fund, Merrill Lynch International Equity Focus Fund, Merrill Lynch Developing Capital Markets Focus Fund, Merrill Lynch Government Bond Fund, Merrill Lynch Index 500 Fund, Merrill Lynch Global Growth Focus Fund, Merrill Lynch Capital Focus Fund. Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund.

     The shares of the Funds are sold to separate accounts ("Separate Accounts") of certain insurance companies (the "Insurance Companies") including Merrill Lynch Life Insurance Company ("MLLIC") and ML Life Insurance Company of New York ("ML of New York") to fund benefits under variable annuity contracts (the "Variable Annuity Contracts") and/or variable life insurance contracts (together with the Variable Annuity Contracts, the "Contracts") issued by such companies. The Insurance Companies will redeem shares to the extent necessary to provide benefits under the respective Contracts or for such other purposes as may be consistent with the respective Contracts. MLLIC and ML of New York are wholly owned subsidiaries of Merrill Lynch & Co., Inc., as is the Company's investment adviser, Merrill Lynch Asset Management, L.P. (the "Investment Adviser").
                            ------------------------

THIS STATEMENT OF ADDITIONAL INFORMATION OF THE COMPANY IS NOT A PROSPECTUS AND
     SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS OF THE COMPANY (THE "PROSPECTUS") DATED APRIL 17, 1998 WHICH HAS BEEN FILED WITH THE SECURITIES AND
 EXCHANGE COMMISSION AND WHICH IS AVAILABLE UPON REQUEST AND WITHOUT CHARGE BY
  CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH
                                     ABOVE.

                            ------------------------

              MERRILL LYNCH ASSET MANAGEMENT -- INVESTMENT ADVISER MERRILL LYNCH FUNDS DISTRIBUTOR, INC. -- DISTRIBUTOR

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
Investment Objectives and Policies..........................    3
Investment Restrictions.....................................    3
Management of the Company...................................   13
Investment Advisory Arrangements............................   16
Determination of Net Asset Value............................   18
Portfolio Transactions and Brokerage........................   19
Redemption of Shares........................................   21
Dividends, Distributions and Taxes..........................   21
Distribution Arrangements...................................   22
Performance Data............................................   22
Additional Information......................................   25
Independent Auditors' Report................................   27
Statement of Assets and Liabilities -- Capital Focus Fund...   28
Statement of Assets and Liabilities -- Global Growth Focus
  Fund......................................................   29
Independent Auditors' Report................................   30
Audited Financial Statements................................   31

                       INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives and certain investment policies of the Funds are as follows: The Domestic Money Market Fund seeks preservation of capital, liquidity and the highest possible current income consistent with the foregoing objectives by investing in short-term domestic money market securities. The Reserve Assets Fund seeks the preservation of capital, liquidity and the highest possible current income consistent with the foregoing objectives by investing in short-term money market securities. The Prime Bond Fund seeks to attain as high a level of current income as is consistent with prudent investment management, and as a secondary objective, capital appreciation when consistent with the foregoing objective, by investing primarily in long-term corporate bonds rated A or better by either Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Rating Group ("Standard & Poor's"). The High Current Income Fund seeks to attain as high a level of current income as is consistent with its investment policies and prudent investment management, and as a secondary objective, capital appreciation when consistent with the foregoing objective; the Fund invests principally in fixed-income securities which are rated in the lower rating categories of the established rating services or in unrated securities of comparable quality. The Quality Equity Fund seeks to attain the highest total investment return consistent with prudent risk; the Fund uses a fully managed investment policy utilizing equity securities, primarily common stocks of large-capitalization companies, as well as investment grade debt and convertible securities. The Special Value Focus Fund seeks to attain long-term capital growth by investing primarily in common shares, of small companies and of emerging growth companies regardless of size. The Natural Resources Focus Fund seeks to attain long-term growth of capital and the protection of the purchasing power of shareholders' capital by investing primarily in equity securities of domestic and foreign companies with substantial natural resource assets. The American Balanced Fund seeks a level of current income and a degree of stability of principal not normally available from an investment solely in equity securities and the opportunity for capital appreciation greater than normally available from an investment solely in debt securities by investing in a balanced portfolio of fixed income and equity securities. The Global Strategy Focus Fund seeks high total investment return by investing primarily in a portfolio of equity and fixed income securities of U.S. and foreign issuers. The Basic Value Focus Fund seeks to attain capital appreciation and, secondarily, income by investing in securities, primarily equities, that management of the Fund believes are undervalued and therefore represent basic investment value. The Global Bond Focus Fund seeks to attain high total investment return by investing in a global portfolio of fixed income securities denominated in various currencies, including multinational currency units. The Global Utility Focus Fund seeks to attain capital appreciation and current income through investment of at least 65% of its total assets in equity and debt securities issued by domestic and foreign companies which are, in the opinion of the Investment Adviser, primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water. The International Equity Focus Fund seeks to attain capital appreciation and, secondarily, income, through investment in securities, principally equities, of issuers in countries other than the United States. The Developing Capital Markets Focus Fund seeks long-term capital appreciation through investment in securities, principally equities, of issuers in countries having smaller capital markets. The Government Bond Fund seeks the highest possible current income consistent with the protection of capital afforded by investing in debt securities issued or guaranteed by the United States Government, its agencies or instrumentalities. The Index 500 Fund seeks to provide investment results that, before expenses, correspond to the aggregate price and yield performance of Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). The Global Growth Focus Fund seeks long-term growth of capital by investing in a diversified portfolio of equity securities of issuers located in various foreign countries and the United States with a particular emphasis on companies that have exhibited above-average growth rates in earnings. The Capital Focus Fund seeks to achieve the highest total investment return consistent with prudent risk through a fully managed investment policy utilizing equity, debt (including money market) and convertible securities.

     Investors are referred to "Investment Objectives and Policies" in each Fund's Prospectus for a more complete discussion of the investment objectives and policies of the Company.

                            INVESTMENT RESTRICTIONS

     The Company has adopted the following fundamental and non-fundamental restrictions and policies relating to the investment of the assets of the Funds and their activities. The fundamental policies set forth below may not be changed without the approval of the holders of a majority of the outstanding voting shares of each Fund affected (which for this purpose and under the Investment Company Act of 1940 means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares of the affected Fund are represented or (ii) more than 50% of the outstanding shares of the affected Fund).

RESTRICTIONS APPLICABLE TO THE DOMESTIC MONEY MARKET FUND

     The Domestic Money Market Fund may not purchase any security other than money market and other securities described under "Investment Objectives and Policies" in the Domestic Money Market Fund's Prospectus. In addition, the Domestic Money Market Fund may not purchase securities of foreign issuers (including Eurodollar and Yankeedollar obligations). In addition, the Domestic Money Market Fund may not:

           (1) invest more than 10% of its total assets (taken at market value at the time of each investment) in the securities (other than U.S. Government or government agency securities) of any one issuer (including repurchase agreements with any one bank) except that up to 25% of the value of the Fund's total assets may be invested without regard to such 10% limitation.

           (2) alone, or together with any other Fund or Funds, make investments for the purpose of exercising control or management.

           (3) purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization.

           (4) purchase or sell interests in oil, gas or other mineral exploration or development programs, commodities, commodity contracts or real estate, except that the Fund may invest in securities secured by real estate or interests therein or securities issued by companies which invest in real estate or interest therein.

           (5) purchase any securities on margin except that the Company may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

           (6) make short sales of securities or maintain a short position or write, purchase or sell puts, calls, straddles, spreads or combination thereof.

           (7) make loans to other persons; provided that the Fund may purchase money market securities or enter into repurchase agreements; lend securities owned or held by it pursuant to (8) below; and provided further that for purposes of this restriction the acquisition of a portion of an issue of publicly distributed bonds, debentures or other corporate debt securities or of government obligations, short-term commercial paper, certificates of deposit and bankers' acceptances shall not be deemed the making of a loan.

           (8) lend its portfolio securities in excess of 20% of its total assets, taken at market value at the time of the loan, provided that such loans are made according to the guidelines set forth below and the guidelines of the Securities and Exchange Commission and the Company's Board of Directors, including maintaining collateral from the borrower equal at all times to the current market value of the securities loaned.

           (9) borrow amounts in excess of 20% of its total assets, taken at market value, and then only from banks as a temporary measure for extraordinary or emergency purposes. The borrowing provisions shall not apply to reverse repurchase agreements. Usually only "leveraged" investment companies may borrow in excess of 5% of their assets; however, the Fund will not borrow to increase income but only to meet redemption requests which might otherwise require untimely dispositions of portfolio securities. The Fund will not purchase securities while borrowings are outstanding.

          (10) mortgage, pledge, hypothecate or in any manner transfer (except as provided in (8) above), as security for indebtedness, any securities owned or held by the Fund except as may be necessary in connection with borrowings mentioned in (9) above, and then such mortgaging, pledging or hypothecating may not exceed 25% of the Fund's total assets, taken at market value at the time thereof. Although the Fund has the authority to mortgage, pledge or hypothecate more than 10% of its total assets under this investment restriction (10), as a matter of operating policy, the Fund will not mortgage, pledge or hypothecate in excess of 10% of total net assets.

          (11) act as an underwriter of securities, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities.

          (12) purchase, either alone or together with any other Fund or Funds, more than 10% of the outstanding securities of an issuer except that such restriction does not apply to U.S. Government or government agency securities, bank money instruments or repurchase agreements.

          (13) invest in securities (except for repurchase agreements or variable amount master notes) with legal or contractual restrictions on resale or for which no readily available market exists or in securities of issuers (other than issuers of government agency securities) having a record, together with predecessors, of less than three years of continuous operation if, regarding all such securities, more than 10% of its total assets (taken at market value) would be invested in such securities.

          (14) enter into repurchase agreements if, as a result thereof, more than 10% of the Fund's total assets (taken at market value at the time of each investment) would be subject to repurchase agreements maturing in more than seven days.

          (15) enter into reverse repurchase agreements if, as a result thereof, the Fund's obligations with respect to reverse repurchase agreements would exceed one-third of the Fund's net assets (defined to be total assets, taken at market value, less liabilities other than reverse repurchase agreements).

          (16) invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers in any particular industry (other than U.S. Government securities, government agency securities or bank money instruments).

RESTRICTIONS APPLICABLE TO THE RESERVE ASSETS FUND

     The Reserve Assets Fund may not purchase any security other than money market and other securities described under "Investment Objectives and Policies" in the Prospectus for the Reserve Assets Fund. In addition, the Reserve Assets Fund may not:

           (1) invest more than 10% of its total assets (taken at market value at the time of each investment) in the securities (other than U.S. Government or government agency securities) of any one issuer (including repurchase agreements with any one bank) except that up to 25% of the value of the Fund's total assets may be invested without regard to such 10% limitation.

           (2) alone, or together with any other Fund or Funds, make investments for the purpose of exercising control or management.

           (3) purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization.

           (4) purchase or sell interests in oil, gas or other mineral exploration or development programs, commodities, commodity contracts or real estate, except that the Fund may invest in securities secured by real estate or interests therein or securities issued by companies which invest in real estate or interest therein.

           (5) purchase any securities on margin except that the Company may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

           (6) make short sales of securities or maintain a short position or write, purchase or sell puts, calls, straddles, spreads or combinations thereof.

           (7) make loans to other persons; provided that the Fund may purchase money market securities or enter into repurchase agreements; lend securities owned or held by it pursuant to (8) below; and provided further that for purposes of this restriction the acquisition of a portion of an issue of publicly-distributed bonds, debentures or other corporate debt securities or of government obligations, short-term commercial paper, certificates of deposit and bankers' acceptances shall not be deemed the making of a loan.

           (8) lend its portfolio securities in excess of 20% of its total assets, taken at market value at the time of the loan, provided that such loans are made according to the guidelines set forth below and the guidelines of the Securities and Exchange Commission and the Company's Board of Directors, including maintaining collateral from the borrower equal at all times to the current market value of the securities loaned.

           (9) borrow amounts in excess of 20% of its total assets, taken at market value and then only from banks as a temporary measure for extraordinary or emergency purposes. The borrowing provisions shall not apply to reverse repurchase agreements. Usually only "leveraged" investment companies may borrow in excess of 5% of their assets; however, the Fund will not borrow to increase income but only to meet redemption requests which might otherwise require untimely dispositions of portfolio securities. The Fund will not purchase securities while borrowings are outstanding.

          (10) mortgage, pledge, hypothecate or in any manner transfer (except as provided in (8) above), as security for indebtedness, any securities owned or held by the Fund except as may be necessary in connection with borrowings mentioned in (9) above, and then such mortgaging, pledging or hypothecating may not exceed 25% of the Fund's total assets, taken at market value at the time thereof. As a matter of operating policy, the Fund will not mortgage, pledge or hypothecate in excess of 10% of total net assets.

          (11) act as an underwriter of securities, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities.

          (12) purchase, either alone or together with any other Fund or Funds, more than 10% of the outstanding securities of an issuer except that such restriction does not apply to U.S. Government or government agency securities, bank money instruments or repurchase agreements.

          (13) invest in securities (except for repurchase agreements or variable amount master notes) with legal or contractual restrictions on resale or for which no readily available market exists or in securities of issuers (other than issuers of government agency securities) having a record, together with predecessors, of less than three years of continuous operation if, regarding all such securities, more than 5% of its total assets (taken at market value) would be invested in such securities.

          (14) enter into repurchase agreements if, as a result thereof, more than 10% of the Fund's total assets (taken at market value at the time of each investment) would be subject to repurchase agreements maturing in more than seven days.

          (15) enter into reverse repurchase agreements if, as a result thereof, the Fund's obligations with respect to reverse repurchase agreements would exceed one-third of the Fund's net assets (defined to be total assets, taken at market value, less liabilities other than reverse repurchase agreements).

          (16) invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers in any particular industry (other than U.S. Government securities, government agency securities or bank money instruments).

RESTRICTIONS APPLICABLE TO EACH OF THE FUNDS (EXCEPT THE DOMESTIC MONEY MARKET FUND AND THE RESERVE ASSETS FUND)

     Under the fundamental investment restrictions, each of the Funds (unless noted otherwise below) may not:

          1. Make any investment inconsistent with the Fund's classification as a diversified company under the Investment Company Act.(1)

          2. Invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities).(2)

---------------

(1) The Developing Capital Markets Focus, Global Bond Focus, Global Strategy Focus, Index 500, and Natural Resource Focus Funds are classified as non-diversified investment companies under the Investment Company Act, and therefore this restriction is not applicable to those Funds.

(2) For purposes of this restriction, states, municipalities and their political subdivisions are not considered to be part of any industry, and utilities will be divided according to their services; for example, gas, gas transmission, electricity, telecommunications and water each will be considered a separate industry for purposes of this restriction. In addition, this restriction will not restrict (i) the Global Utility Focus Fund, under normal circumstances, from investing 65% or more of its total assets in equity and debt securities issued by domestic and foreign companies in the utilities industries (i.e., electricity, telecommunications, gas or water), and (ii) the Natural Resources Focus Fund from investing greater than 25% of its assets in gold- related companies.

          3. Make investments for the purpose of exercising control or management.(3)

          4. Purchase or sell real estate, except that the Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

          5. Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, and except further that the Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Prospectus and Statement of Additional Information, as they may be amended from time to time.

          6. Issue senior securities to the extent such issuance would violate applicable law.

          7. Borrow money, except that (i) the Fund may borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) the Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law.

     The Fund may not pledge its assets other than to secure such borrowings or, to the extent permitted by the Fund's investment policies as set forth in the Prospectus and Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies.

          8. Underwrite securities of other issuers except insofar as the Fund technically may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities.

          9. Purchase or sell commodities or contracts on commodities, except to the extent the Fund may do so in accordance with applicable law and the Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

     Under the non-fundamental investment restrictions, each of the Funds (unless noted otherwise below) may not:

          a. Purchase securities of other investment companies, except to the extent such purchases are permitted by applicable law. As a matter of policy, however, the Fund will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) (the "fund of funds" provisions) of the Investment Company Act, at any time its shares are owned by another investment company that is part of the same group of investment companies as the Fund.

          b. Engage in short sales of securities or maintain a short position except to the extent permitted by applicable law. The Fund does not currently intend to engage in short sales or maintain a short position, except for short sales "against the box."(4)

---------------

(3) In the case of the Global Growth Focus Fund, investments in wholly-owned investment entities created under the laws of certain countries will not be deemed to be the making of investments for the purpose of exercising control or management.

(4) The Global Bond Focus, Global Strategy Focus, International Equity Focus, Global Growth Focus and Natural Resources Focus Funds may maintain short positions in forward currency contracts, options, futures contracts and options on futures contracts.

          c. Invest in securities which cannot be readily resold because of legal or contractual restrictions or which cannot otherwise be marketed, redeemed or put to the issuer or a third party, if at the time of acquisition more than 15% of its total assets would be invested in such securities. This restriction shall not apply to securities which mature within seven days or securities which the Board of Directors has otherwise determined to be liquid pursuant to applicable law. Securities purchased in accordance with Rule 144A under the Securities Act and determined to be liquid by the Board of Directors of the Company are not subject to the limitations set forth in this investment restriction.

          d. Invest in warrants if, at the time of acquisition, its investments in warrants, valued at the lower of cost or market value, would exceed 5% of the Fund's total assets; included within such limitation, but not to exceed 2% of the Fund's total assets, are warrants which are not listed on the New York Stock Exchange or American Stock Exchange or a major foreign exchange. For purposes of this restriction, warrants acquired by the Fund in units or attached to securities may be deemed to be without value.(5)

          e. Invest in securities of companies having a record, together with predecessors, of less than three years of continuous operation, except to the extent permitted under applicable law. This restriction shall not apply to mortgage-backed securities, asset-backed securities or obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.(6)

          f. Purchase or retain the securities of any issuer, if those individual officers and directors of the Company, the officers and general partner of the Investment Adviser, the directors of such general partner or the officers and directors of any subsidiary thereof each owning beneficially more than one-half of one percent of the securities of such issuer own in the aggregate more than 5% of the securities of such issuer.(7)

          g. Invest in real estate limited partnership interests or interests in oil, gas or other mineral leases, or exploration or development programs, except that the Fund may invest in securities issued by companies that engage in oil, gas or other mineral exploration or development activities.(8)

          h. Write, purchase or sell puts, calls, straddles, spreads or combinations thereof, except to the extent permitted in the Prospectus and Statement of Additional Information, as they may be amended from time to time.

          i. Notwithstanding fundamental investment restriction number 7 above, borrow amounts in excess of 5% (20% in the case of the Developing Capital Markets Focus and Global Bond Focus Funds 10% in the case of the Global Strategy Focus, Government Bond, International Equity Focus and Natural Resources Focus Funds, and 33 1/3% in the case of the Global Growth Focus
     Fund) of the total assets of the Fund, taken at market value, and then only from banks as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares.(9)

          j. Pledge greater than 10% (20% in the case of the Developing Capital Markets Focus Fund) of its total assets, taken at market value at the time of the pledge. For the purpose of this restriction, collateral arrangements with respect to (i) transactions in options, foreign currency contracts, futures contracts and

---------------

(5) This restriction is not applicable to the Global Growth Focus Fund and the Capital Focus Fund.

(6) This restriction is not applicable to the Global Growth Focus Fund and the Capital Focus Fund.

(7) This restriction is not applicable to the Global Growth Focus Fund and the Capital Focus Fund.

(8) This restriction is not applicable to the Global Growth Focus Fund and the Capital Focus Fund.

(9) In addition, the American Balanced, Basic Value Focus, Developing Capital Markets Focus, Special Value Focus, Global Strategy Focus, High Current Income, Natural Resources Focus, Prime Bond and Quality Equity Funds will not purchase securities while borrowings are outstanding, except, in the case of the Developing Capital Markets Focus Fund, (a) to honor prior commitments or (b) to exercise subscription rights where outstanding borrowings have been obtained exclusively for settlements of other securities transactions. The Global Bond Focus, Global Utility Focus, International Equity Focus and Global Growth Focus Funds will not purchase securities while borrowings in excess of 5% of its total assets are outstanding.

     options on futures contracts and (ii) initial and variation margin are not deemed to be a pledge of assets.(10)

          k. Lend its portfolio securities in excess of 20% of its total assets (33 1/3% in the case of the Global Growth Focus Fund), taken at market value at the time of the loan, provided however that the Quality Equity Fund may only make loans to New York Stock Exchange Member firms, other brokerage firms having net capital of at least $10 million and financial institutions, such as registered investment companies, banks and insurance companies, having at least $10 million in capital and surplus.

          l. In the case of the Global Utility Focus Fund only, invest less than 65% of its total assets in equity and debt securities issued by domestic and foreign companies in the utilities industries, except during temporary defensive periods.

          m. In the case of each of the American Balanced Fund, the Basic Value Focus Fund, the Special Value Focus Fund, the High Current Income Fund, the Prime Bond Fund and the Quality Equity Fund, invest in the securities of foreign issuers except that each such Fund (except the American Balanced
     Fund) may invest in securities of foreign issuers if at the time of acquisition no more than 10% (25% in the case of the Quality Equity Fund) of its total assets, taken at market value at the time of the investment, would be invested in such securities. Consistent with the general policy of the Securities and Exchange Commission, the nationality or domicile of an issuer for determination of foreign issuer status may be (i) the country under whose laws the issuer is organized, (ii) the country in which the issuer's securities are principally traded, or (iii) a country in which the issuer derives a significant proportion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed in the country, or in which at least 50% of the assets of the issuer are situated. See "Other Portfolio Strategies-Foreign Securities" in the Prospectus.(11)

OVER-THE-COUNTER OPTIONS

     The staff of the Securities and Exchange Commission has taken the position that purchased over-the-counter ("OTC") options and the assets used as cover for written OTC options are illiquid securities. Therefore, the Company has adopted an investment policy pursuant to which it will not purchase or sell OTC options if, as a result of such transactions, the sum of the market value of OTC options currently outstanding which are held by a Fund, the market value of the underlying securities covered by OTC call options currently outstanding which were sold by the Fund and margin deposits on the Fund's existing OTC options on futures contracts exceeds 15% of the total assets of the Fund, taken at market value, together with all other assets of the Fund which are illiquid or are otherwise not readily marketable. However, if an OTC option is sold by a Fund to a primary U.S. Government securities dealer recognized by the Federal Reserve Bank of New York and if the Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities equal to the repurchase price less the amount by which the option is "in-the-money" (i.e., current market value of the underlying securities minus the option's strike price). The repurchase price with the primary dealers is typically a formula price which is generally based on a multiple of the premium received for the option, plus the amount by which the option is "in-the-money." This policy as to OTC options is not a fundamental policy of any Fund and may be amended by the Directors of the Company without the approval of the Company's shareholders. However, the Company will not change or modify this policy prior to the change or modification by the Commission staff of its position.

---------------

(10) The Capital Focus Fund and Global Growth Focus Fund each are permitted to pledge their assets to secure borrowings.

(11) Notwithstanding this restriction, each of the Prime Bond Fund and the High Current Income Fund may invest up to 25% of its total assets in securities
     (i) issued, assumed or guaranteed by foreign governments, or political subdivisions or instrumentalities thereof, (ii) assumed or guaranteed by domestic issuers, including Eurodollar securities or (iii) issued, assumed or guaranteed by foreign issuers having a class of securities listed for trading on the New York Stock Exchange.

RESTRICTED SECURITIES

     From time to time a Fund may invest in securities the disposition of which is subject to legal restrictions, such as restrictions imposed by the Securities Act of 1933 (the "Securities Act") on the resale of securities acquired in private placements. If registration of such securities under the Securities Act is required, such registration may not be readily accomplished and if such securities may be sold without registration, such resale may be permissible only in limited quantities. In either event, a Fund may not be able to sell its restricted securities at a time which, in the judgment of the Investment Adviser, would be most opportune.

     Each of the Funds is subject to limitations on the amount of securities which are illiquid, because of restrictions under the Securities Act or otherwise, they may purchase. Each Fund may, however, purchase without regard to that limitation securities that are not registered under the Securities Act, but that can be offered and sold to "qualified institutional buyers" under Rule 144A under the Securities Act, provided that the Company's Board of Directors continuously determines, based on the trading markets for the specific Rule 144A security, that it is liquid. The Board of Directors may adopt guidelines and delegate to the Investment Adviser the daily function of determining and monitoring liquidity of restricted securities. The Board has determined that securities which are freely tradeable in their primary market offshore should be deemed liquid. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations.

     Since it is not possible to predict with assurance exactly how the market for restricted securities sold and offered under Rule 144A will develop, the Board of Directors will carefully monitor the Fund's investments in these securities, focusing on such factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

PORTFOLIO STRATEGIES

     Liquidity. In order to assure that each Fund has sufficient liquidity, as a matter of operating policy no Fund may invest more than 10% of its net assets, except that each of the Developing Capital Markets Focus Fund, Global Growth Focus Fund and Capital Focus Fund may not invest more than 15% of its net assets in securities for which market disposition is not readily available. Market disposition may not be readily available for repurchase agreements maturing in more than seven days and for securities having restrictions on resale.

     Lending of Portfolio Securities. Subject to any applicable investment restriction above, each Fund may from time to time loan securities from its portfolio to brokers, dealers and financial institutions and receive collateral in cash, securities issued or guaranteed by the U.S. Government or, in the case of the Domestic Money Market and Reserve Assets Fund, cash equivalents which while the loan is outstanding will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Such cash collateral will be invested in short-term securities, the income from which will increase the return to the Fund. The Fund will retain all rights of beneficial ownership as to the loaned portfolio securities, including voting rights and rights to interest or other distributions, and will have the right to regain record ownership of loaned securities to exercise such beneficial rights. Such loans will be terminable at any time. The Fund may pay reasonable finders', administrative and custodial fees to persons unaffiliated with the Fund in connection with the arranging of such loans. The dividends, interest and other distributions received by the Company on loaned securities may, for tax purposes, be treated as income other than qualified income for the 90% test discussed under "Dividends, Distributions and Taxes-Federal Income Taxes." The Company intends to lend portfolio securities only to the extent that such activity does not jeopardize the Company's qualification as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

     Forward Commitments. Securities may be purchased or sold on a delayed delivery basis or may be purchased on a forward commitment basis by each of the Company's Funds at fixed purchase terms with periods of up to 180 days between the commitment and settlement dates. The purchase will be recorded on the date the purchasing Fund enters into the commitment and the value of security will thereafter be reflected in the calculation of the Fund's net asset value. The value of the security on the delivery date may be more or less than its purchase price. A separate account of the Fund will be established with The Bank of New York or Brown Brothers Harriman & Co. (for Developing Capital Markets Focus
Fund) (the "Custodian") consisting of cash or liquid securities having a market value at all times until the delivery date at least equal to the amount of its commitments in connection with such delayed delivery and purchase transactions. Although a Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, it may dispose of a commitment prior to settlement if the Investment Adviser deems it appropriate to do so. There can, of course, be no assurance that the judgment upon which these techniques are based will be accurate or that such techniques when applied will be effective. The Funds will enter into forward commitment arrangements only with respect to securities in which they may otherwise invest as described under "Investment Objectives and Policies of the Funds" in the Prospectus.

     Eurodollar and Yankeedollar Obligations. The Reserve Assets Fund (and, for temporary or defensive purposes, the Natural Resources Focus, Global Strategy Focus, Global Bond Focus, Global Utility Focus, International Equity Focus, Developing Capital Markets Focus and the Quality Equity Funds) may invest in obligations issued by foreign branches or subsidiaries of U.S. banks ("Eurodollar" obligations), by U.S. branches or subsidiaries of foreign banks ("Yankeedollar" obligations), or by foreign depository institutions and their foreign branches and subsidiaries ("foreign bank obligations"). Investment in such obligations may involve different risks from the risks of investing in obligations of U.S. banks. Such risks include adverse political and economic developments, the possible imposition of withholding taxes on interest income payable on such obligations, the possible seizure or nationalization of foreign deposits and the possible establishment of exchange controls or other foreign governmental laws or restrictions which might adversely affect the payment of principal and interest. Generally the issuers of such obligations are subject to fewer U.S. regulatory requirements than are applicable to U.S. banks. Foreign depository institutions and their foreign branches and subsidiaries, and foreign branches or subsidiaries of U.S. banks, may be subject to less stringent reserve requirements than U.S. banks. U.S. branches or subsidiaries of foreign banks are subject to the reserve requirements of the state in which they are located. There may be less publicly available information about a foreign depository institution, branch or subsidiary, or a U.S. branch or subsidiary of a foreign bank, than about a U.S. bank, and such institutions may not be subject to the same accounting, auditing and financial record keeping standards and requirements as U.S. banks. Evidence of ownership of Eurodollar and foreign bank obligations may be held outside of the United States, and a Fund may be subject to the risks associated with the holding of such property overseas. Eurodollar and foreign bank obligations of the Fund held overseas will be held by foreign branches of the Custodian for the Fund or by other U.S. or foreign banks under subcustodian arrangements complying with the requirements of the Investment Company Act of 1940.

     The Investment Adviser will consider the above factors in making investments in Eurodollar, Yankeedollar and foreign bank obligations and will not knowingly purchase obligations which, at the time of purchase, are subject to exchange controls or withholding taxes. Generally, the Reserve Assets Fund will limit its Yankeedollar investments to obligations of banks organized in Canada, France, Germany, Japan, the Netherlands, Switzerland, the United Kingdom and other western industrialized nations.

     Standby Commitment Agreements. The High Current Income Fund, Global Utility Focus Fund, International Equity Focus Fund, Global Growth Focus Fund and Developing Capital Markets Focus Fund may from time to time enter into standby commitment agreements. Such agreements commit a Fund, for a stated period of time, to purchase a stated amount of a fixed income security which may be issued and sold to the Fund at the option of the issuer. The price and coupon of the security is fixed at the time of the commitment. At the time of entering into the agreement the Fund is paid a commitment fee, regardless of whether or not the security is ultimately issued, which is typically approximately 0.5% of the aggregate purchase price of the security which the Fund has committed to purchase. A Fund will enter into such agreements only for the purpose of investing in the security underlying the commitment at a yield and price which is considered advantageous to the Fund. A Fund will not enter into a standby commitment with a remaining term in excess of 45 days and will limit its investment in such commitments so that the aggregate purchase price of the securities subject to such commitments, together with the value of portfolio securities subject to legal restrictions on resale, will not exceed 10% of its assets taken at the time of acquisition of such commitment or security. A Fund will at all times maintain a segregated account with its custodian of cash or liquid securities in an amount equal to the purchase price of the securities underlying the commitment.

     There can be no assurance that the securities subject to a standby commitment will be issued and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, a Fund may bear the risk of a decline in the value of such security and may not benefit from an appreciation in the value of the security during the commitment period.

     The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued and the value of the security will thereafter be reflected in the calculation of a Fund's net asset value. If the security is issued, the cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

                           MANAGEMENT OF THE COMPANY

     Information about the Directors and executive officers of the Company, their ages and principal occupations for at least the last five years are set forth below. Unless otherwise noted, the address of each executive officer and director is P.O. Box 9011, Princeton, New Jersey 08543-9011.

     ARTHUR ZEIKEL (64) -- President and Director(1)(2) -- Chairman of the Investment Adviser and Fund Asset Management, L.P. ("FAM") (which terms as used here, include their corporate predecessors) since 1997; President of the Investment Adviser and FAM from 1977 to 1997; Chairman of Princeton Services, Inc. ("Princeton Services") since 1997, Director since 1993 and President from 1993 to 1997; Executive Vice President of Merrill Lynch & Co., Inc. ("ML&Co.") since 1990.

     JOE GRILLS (62) -- Director -- P.O. Box 98 Rapidan, VA 22733. Member of the Committee of Investment of Employee Benefit Assets of the Financial Executives Institute ("CIEBA") since 1986, member of CIEBA's Executive Committee since 1988 and its Chairman from 1991 to 1992; Assistant Treasurer of International Business Machines Incorporated ("IBM") and Chief Investment Officer of IBM Retirement Funds from 1986 until 1993; Member of the Investment Advisory Committee of the State of New York Common Retirement Fund; Member of the Investment Advisory Committee of the Howard Hughes Medical Institute; Director, Duke Management Company since 1993; Director, LaSalle Street Fund since 1995; Director, Kimco Realty Corporation since January 1997.

     WALTER MINTZ (68) -- Director -- 1114 Avenue of the Americas, New York, New York 10036. Special Limited Partner of Cumberland Partners (investment partnership) since 1982.

     MELVIN R. SEIDEN (67) -- Director -- 780 Third Avenue, Suite 2502, New York, New York 10017. Director of Silbanc Properties, Ltd. (real estate, consulting and investments) since 1996 and President thereof since 1987; Chairman and President of Seiden & de Cuevas, Inc. (private investment firm) from 1964 to 1987.

     ROBERT S. SALOMON, JR. (61) -- Director -- 106 Dolphin Cove Quay, Stamford, Connecticut 06902. Principal of STI Management (investment adviser); Chairman and CEO of Salomon Brothers Asset Management from 1992 until 1995; Chairman of Salomon Brothers equity mutual funds from 1992 until 1995; Director of Stock Research and U.S. Equity Strategist at Salomon Brothers from 1975 until 1991. Director, Common Fund.

     STEPHEN B. SWENSRUD (64) -- Director -- 24 Federal Street, Suite 400, Boston, Massachusetts 02110. Chairman of Fernwood Associates (financial consultants) since 1996; Principal, Fernwood Associates (financial consultant) since 1975.

     TERRY K. GLENN (57) -- Executive Vice President(1)(2)--Executive Vice President of the Investment Adviser and FAM since 1983; Executive Vice President and Director of Princeton Services since 1993; President of the Distributor since 1986 and Director thereof since 1991; President of Princeton Administrators, L.P. since 1988.

     NORMAN HARVEY (64) -- Senior Vice President(1)(2) -- Senior Vice President of the Investment Adviser and FAM since 1982.

     JOSEPH T. MONAGLE, JR. (49) -- Senior Vice President(1)(2) -- Senior Vice President of the Investment Adviser since 1990; Department Head of the Global Fixed Income Division of the Investment Adviser since 1997; Senior Vice President of Princeton Services since 1993.

     CHRISTOPHER G. AYOUB (42) -- Senior Vice President(1)(2) -- First Vice President of the Investment Adviser since 1998; Vice President of the Investment Adviser from 1985 to 1997.

     DONALD C. BURKE (37) -- Vice President(1)(2) -- First Vice President of the Investment Adviser since 1997; Vice President of the Investment Adviser from 1990 to 1997; and Director of Taxation of the Investment Adviser since 1990.

     JAY C. HARBECK (63) -- Senior Vice President(1)(2) -- First Vice President of the Investment Adviser since 1997; Vice President of the Investment Adviser from 1986 to 1997.

     VINCENT T. LATHBURY, III (57) -- Senior Vice President(1)(2) -- First Vice President of the Investment Adviser since 1997; Vice President of the Investment Adviser and FAM and Portfolio Manager of the Investment Adviser and FAM from 1982 to 1997.

     GRACE PINEDA (41) -- Senior Vice President(1)(2) -- First Vice President of the Investment Adviser since 1997; Vice President of the Investment Adviser from 1989 to 1997. Prior to joining the Investment Adviser, Ms. Pineda was a portfolio manager with Clemente Capital, Inc.

     KEVIN RENDINO (31) -- Senior Vice President(1)(2) -- First Vice President of the Investment Adviser since 1997; Vice President of the Investment Adviser from December 1993 to 1997; Senior Research Analyst from 1990 to 1992; Corporate Analyst from 1988 to 1990.

     THOMAS R. ROBINSON (54) -- Senior Vice President(1)(2) -- First Vice President of the Investment Adviser since 1997; Senior Portfolio Manager of the Investment Adviser from November 1995 to 1997; Manager of International Equity Strategy of ML&Co.'s Global Securities Research and Economics Group from 1989 to 1995.

     JACQUELINE ROGERS (39) -- Vice President(1)(2) -- Vice President of the Investment Adviser since January 1986.

     WALTER D. ROGERS (55) -- Senior Vice President(1)(2) -- First Vice President of the Investment Adviser since 1997; Vice President of the Investment Adviser from 1987 to 1997; Vice President of Continental Insurance Asset Management from 1984 to 1987.

     PAOLO VALLE (40) -- Senior Vice President -- First Vice President of the Investment Adviser since 1997; Vice President of the Investment Adviser from 1992 to 1997.

     R. ELISE BAUM (37) -- Vice President(1)(2) -- Director of the Investment Adviser since 1997; Vice President of the Investment Adviser from 1995 to 1997; Senior Fund Analyst from 1994-1995; Fund Analyst from 1993-1994; Consultant from 1992-1993.

     DANIEL V. SZEMIS (38) -- Senior Vice President(1)(2) -- First Vice President of the Investment Adviser since 1997; Vice President of the Investment Adviser from 1996 to 1997; Portfolio Manager with Prudential Mutual Fund Investment Management Advisors from 1990 to 1996.

     KURT SCHANSINGER (37) -- Vice President(1)(2) -- First Vice President of the Investment Adviser since 1997; Vice President of the Investment Adviser from 1996 to 1997. Prior to joining the Investment Adviser, Mr. Schansinger spent 12 years with Oppenheimer Capital, where he rose to Senior Vice President.

     LAWRENCE R. FULLER (57) -- Vice President(1)(2) -- Vice President of the Investment Adviser since 1992.

     ROBERT SHEARER (42) -- Senior Vice President(1)(2) -- First Vice President of the Investment Adviser since January 1998; Vice President from 1997 to 1998; Vice President and Assistant Portfolio Manager at David L. Babson and Company, Incorporated from 1996 to 1997; Vice President/Section Manager at Concert Capital Management from 1993 to 1996.

     ERIC S. MITOFSKY (43) -- Senior Vice President(1)(2) -- First Vice President of the Investment Adviser since 1997; Vice President of the Investment Adviser from 1992 to 1997; Senior Desk Analyst with Merrill Lynch Program Trading Desk from 1987 to 1992.

     KEVIN J. MCKENNA (41) -- Senior Vice President(1)(2) -- First Vice President of the Investment Adviser since 1997; Vice President of the Investment Adviser from 1985 to 1997.

     ROBERT F. MURRAY (40) -- Vice President(1)(2) -- Vice President of the Investment Adviser since 1993. Employed by the Investment Adviser since 1989.

     GERALD M. RICHARD (48) -- Treasurer(1)(2) -- Senior Vice President and Treasurer of the Investment Adviser and FAM since 1984; Treasurer of the Distributor since 1984 and Vice President since 1981; and Senior Vice President and Treasurer of Princeton Administrators, Inc. since 1988.

     JENNIFER L. SAWIN (36) -- Secretary(1)(2) -- Vice President of the Investment Adviser since 1998; Attorney associated with the Investment Adviser and FAM since 1995. Prior to 1995 Ms. Sawin was an attorney in private practice.
---------------
(1) Interested person, as defined in the Investment Company Act of 1940, of the Company.

(2) The Officers of the Company are officers of certain other investment companies for which the Investment Adviser or FAM acts as investment adviser.

     Pursuant to the terms of the Investment Advisory Agreements, the Investment Adviser pays all compensation of officers and employees of the Company as well as the fees of all directors of the Company who are affiliated persons of Merrill Lynch & Co., Inc. or its subsidiaries. The Company pays each Director not affiliated with the Company (each a "non-interested Director") a fee of $5,000 per year plus $1,250 for each quarterly meeting of the Board of Directors attended, $5,000 per year for serving on the Audit Committee of the Board of Directors plus $1,250 for each meeting of the Audit Committee attended if such meeting is held on a day other than a day on which the Board of Directors meets, and reimbursement of out-of-pocket expenses. For the year ended December 31, 1997, such fees and expenses aggregated $99,375.

     The following table sets forth for the fiscal year ended December 31, 1997, compensation paid by the Company to the non-interested Directors and for the calendar year ended December 31, 1997, the aggregate compensation paid by all investment companies (including the Company) advised by the Investment Adviser and its affiliate, FAM ("MLAM/FAM Advised Funds") to the non-interested
Directors:

                                                              PENSION OR RETIREMENT      TOTAL COMPENSATION FROM
                                              AGGREGATE          BENEFITS ACCRUED              COMPANY AND
                                            COMPENSATION            AS PART OF              MLAM/FAM ADVISED
            NAME OF DIRECTOR                FROM COMPANY         COMPANY EXPENSE       FUNDS PAID TO DIRECTORS(1)
            ----------------              -----------------   ----------------------   ---------------------------
Walter Mintz(1).........................       $20,000                 NONE                     $159,500
Melvin R. Seiden(1).....................       $20,000                 NONE                     $159,500
Stephen B. Swendsrud(1).................       $20,000                 NONE                     $175,500
Joe Grills(1)...........................       $20,000                 NONE                     $171,500
Robert S. Salomon, Jr.(1)...............       $20,000                 NONE                     $159,500

---------------
(1) The Directors serve on the boards of other MLAM/FAM Advised Funds as follows: Mr. Grills (21 registered investment companies consisting of 49 portfolios); Mr. Mintz (20 registered investment companies consisting of 39 portfolios); Mr. Salomon (20 registered investment companies consisting of 39 portfolios); Mr. Seiden (20 registered investment companies consisting of 39 portfolios); and Mr. Swensrud (23 registered investment companies consisting of 54 portfolios).

     Mr. Zeikel and the officers of the Company owned on March 31, 1997 in the aggregate less than 1% of the outstanding Common Stock of Merrill Lynch & Co., Inc. The Company has an Audit Committee consisting of all of the directors of the Company who are not interested persons of the Company.

                        INVESTMENT ADVISORY ARRANGEMENTS

       The Company has entered into seven separate investment advisory agreements (the "Investment Advisory Agreements") relating to the Funds with Merrill Lynch Asset Management, L.P. ("MLAM"), the Investment Adviser (the "Investment Advisor"), a wholly owned subsidiary of Merrill Lynch & Co., Inc. The principal business address of the Investment Adviser is 800 Scudders Mill Road, Plainsboro, New Jersey 08536. The Investment Adviser or its affiliate Fund Asset Management, L.P. ("FAM") currently acts as the investment adviser to over 140 other registered investment companies.

       The principal executive officers and directors of the Investment Adviser are Jeffery M. Peek, President, Arthur Zeikel, Chairman; Terry K. Glenn, Executive Vice President; Robert W. Crook, Senior Vice President; Linda L. Federici, Senior Vice President; Vincent R. Giordano, Senior Vice President; Elizabeth Griffin, Senior Vice President; Norman R. Harvey, Senior Vice President; Michael J. Hennewinkel, Senior Vice President; Philip L. Kirstein, Senior Vice President, General Counsel, Director and Secretary; Ronald M. Kloss, Senior Vice President and Controller; Debra W. Landsman-Yaros, Senior Vice President; Richard L. Reller, Senior Vice President; Stephen M. M. Miller, Senior Vice President; Joseph T. Monagle, Jr., Senior Vice President; Michael L. Quinn, Senior Vice President; Gerald M. Richard, Senior Vice President and Treasurer; Gregory Upah, Senior Vice President; Ronald L. Welburn, Senior Vice President; and Anthony Wiseman, Senior Vice President.

       Securities held by any Fund may also be held by other funds for which the Investment Adviser or FAM acts as an adviser or by investment advisory clients of the Investment Adviser. Because of different investment objectives or other factors, a particular security may be bought for one or more clients when one or more clients are selling the same security. If purchases or sales of securities for any Fund or other funds for which the Investment Adviser or FAM acts as investment adviser or for their advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Investment Adviser or FAM during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

       Advisory Fee. As compensation for its services to the Company and its Funds, the Investment Adviser receives a fee from the Company at the end of each month at an annual rate of 0.75% of the average daily net assets of each of the Special Value Focus Fund, Global Growth Focus Fund, and International Equity Focus Fund, 0.60% of the average daily net assets of the Capital Focus Fund, 0.65% of the average daily net assets of each of the Natural Resources Focus Fund and Global Strategy Focus Fund, 0.55% of the average daily net assets of the American Balanced Fund, 0.50% of the average daily net assets of the Domestic Money Market Fund and Government Bond Fund, 0.60% of the average daily net assets of the Basic Value Focus Fund, Global Bond Focus Fund and Global Utility Focus Fund, 1.00% of the average daily net assets of the Developing Capital Markets Focus Fund, 0.30% of the average daily net assets of the Index 500 Fund and at the following annual rates with respect to the other Funds:

RESERVE ASSETS FUND

Portion of average daily value of net assets of the Fund:

                                                                 ADVISORY
                                                                   FEE
                                                              --------------
Not exceeding $500 million..................................      0.500%
In excess of $500 million but not exceeding $750 million....      0.425%
In excess of $750 million but not exceeding $1 billion......      0.375%
In excess of $1 billion but not exceeding $1.5 billion......      0.350%
In excess of $1.5 billion but not exceeding $2 billion......      0.325%
In excess of $2 billion but not exceeding $2.5 billion......      0.300%
In excess of $2.5 billion...................................      0.275%

QUALITY EQUITY FUND

       Portion of average daily value of net assets of the Fund:

Not exceeding $250 million................................         0.500%
In excess of $250 million but not exceeding $500
  million.................................................         0.450%
In excess of $300 million but not exceeding $400
  million.................................................         0.425%
In excess of $400 million.................................         0.400%

PRIME BOND FUND AND HIGH CURRENT INCOME FUND

       Portion of aggregate average daily value of net assets of both Funds:

                                                                         ADVISORY FEE
                                                              ----------------------------------
                                                                HIGH CURRENT       PRIME BOND
                                                                INCOME FUND           FUND
                                                              ----------------  ----------------
Not exceeding $250 million..................................       0.55%             0.50%
In excess of $250 million but not more than $500 million....       0.50%             0.45%
In excess of $500 million but not more than $750 million....       0.45%             0.40%
In excess of $750 million...................................       0.40%             0.35%

       These fee rates for the Prime Bond Fund and High Current Income Fund are applied to the average daily net assets of each Fund, with the reduced rates shown below applicable to portions of each Fund to the extent that the aggregate of the average daily net assets of the combined Fund exceed $250 million, $300 million, $400 million and $800 million (each such amount being a "breakpoint level"). The portion of the assets of a Fund to which the rate at each breakpoint level applies will be determined on a "uniform percentage" basis. The uniform percentage applicable to a breakpoint level is determined by dividing the amount of the aggregate of the average daily net assets of the combined Fund that falls within that breakpoint level by the aggregate of the average daily net assets of the combined Fund. The amount of the fee for a Fund at each breakpoint level is determined by multiplying the average daily net assets of that Fund by the uniform percentage applicable to that breakpoint level and multiplying the product by the advisory fee rate.

       The Investment Adviser and Merrill Lynch Life Agency, Inc. ("MLLA") entered into two reimbursement agreements, dated April 30, 1985 and February 11, 1992 and amended effective October 9, 1997 (as so amended, the "Reimbursement Agreements"), that provide that the expenses paid by each Fund (excluding interest, taxes, brokerage fees and commissions and extraordinary charges such as litigation costs, and excluding the distribution fees if any imposed on Class B shares of such Fund) will be limited to 1.25% of its average net assets. Any such expenses in excess of this percentage will be reimbursed to the Fund by the Investment Adviser which, in turn, will be reimbursed by MLLA. The Reimbursement Agreements may be amended or terminated by the parties thereto upon prior written notice to the Company. For the fiscal year ended December 31, 1997, the Investment Adviser earned fees of $30,733,366 and reimbursed $217,067 for the Developing Capital Markets Focus Fund, and $78,164 for the Government Bond Fund. For the fiscal year ended December 31, 1996, the Investment Adviser earned fees of $765,718 for the Developing Capital Markets Focus Fund of which $52,388 was voluntarily waived, $297,926 for the Government Bond Fund of which $264,214 was voluntarily waived, and $1,638 for the Index 500 Fund, all of which was voluntarily waived. In addition, the Investment Adviser has also reimbursed the Index 500 Fund $1,651 in additional expenses. For the fiscal year ended December 31, 1995, the Investment Adviser earned fees of $21,376,742 and reimbursed $49,477 for the Developing Capital Markets Focus Fund, $190,005 for the Government Bond Fund and $112,261 for the Global Bond Focus Fund.

       The Investment Advisory Agreements relating to the Company's Funds, unless earlier terminated as described below, will continue in effect from year to year if approved annually (a) by the Board of Directors of the Company or by a majority of the outstanding shares of the respective Funds, and (b) by a majority of the directors who are not parties to such contracts or interested persons (as defined in the Investment Company Act of 1940) of any such party. The Board of Directors of the Company approved the continuation of the Investment Advisory Agreements relating to all Funds, other than the Capital Focus Fund and Global Growth Focus Fund, at a meeting held on March 31, 1998. The Board of Directors of the Company approved the Investment Advisory Agreement relating to the Capital Focus Fund and Global Growth Focus Fund at a meeting held on March 31,

1998. The Investment Advisory Agreements are not assignable and may be terminated without penalty on 60 days' written notice at the option of either party or by the vote of the shareholders of the respective Funds.

       The Investment Adviser has entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with MLAM U.K., an indirect wholly owned subsidiary of ML & Co., and an affiliate of the Investment Adviser, pursuant to which the Investment Adviser pays MLAM U.K. a fee for providing investment advisory services to the Investment Adviser with respect to the Funds in an amount to be determined from time to time by the Investment Adviser and MLAM U.K. but in no event in excess of the amount that the Investment Adviser actually receives for providing services to the Funds pursuant to the Investment Advisory Agreement.

     The Investment Adviser has entered into administrative services agreements with certain Insurance Companies, including MLLIC and ML of New York, pursuant to which the Investment Adviser compensates such companies for administrative responsibilities relating to the Company which are performed by such Insurance Companies.

     Payment of Expenses. The Investment Advisory Agreements obligate the Investment Adviser to provide investment advisory services and to pay all compensation of and furnish office space for officers and employees of the Company connected with investment and economic research, trading and investment management of the Funds, as well as the fees of all directors of the Company who are affiliated persons of Merrill Lynch & Co., Inc. or any of its subsidiaries. Each Fund will pay all other expenses incurred in its operation, including a portion of the Company's general administrative expenses allocated on the basis of the Fund's asset size. Expenses that will be borne directly by the Funds include redemption expenses, expenses of portfolio transactions, shareholder servicing costs, expenses of registering the shares under federal and state securities laws, pricing costs (including the daily calculation of net asset value), interest, certain taxes, charges of the Custodian and Transfer Agent and other expenses attributable to a particular Fund. Expenses which will be allocated on the basis of size of the respective Funds include directors' fees, legal expenses, state franchise taxes, auditing services, costs of printing proxies and stock certificates, Securities and Exchange Commission fees, accounting costs and other expenses properly payable by the Company and allocable on the basis of size of the respective Funds. Accounting services are provided for the Company by the Investment Adviser, and the Company reimburses the Investment Adviser for its costs in connection with such services. For the fiscal year ended December 31, 1997, the amount of such reimbursement was $1,157,644. Depending upon the nature of the lawsuit, litigation costs may be directly applicable to the Funds or allocated on the basis of the size of the respective Funds. The Board of Directors has determined that this is an appropriate method of allocation of expenses.

                        DETERMINATION OF NET ASSET VALUE

       As set forth in the Prospectus, since the net investment income of the Domestic Money Market and Reserve Assets Funds (including realized gains and losses on its portfolio securities) is declared as a dividend each time the net income of the Funds are determined (see "Dividends, Distributions and Taxes"), the net asset value per share of the Funds normally remains at $1.00 per share immediately after each such determination and dividend declaration. The Board of Directors of the Company expects that the Domestic Money Market and Reserve Assets Funds will have a positive net income at the time of each determination. If for any reason the net income of either Fund is a negative amount (i.e., net realized and unrealized losses and expenses exceed interest income), that Fund will reduce the number of its outstanding shares. This reduction will be effected by having the Separate Accounts of the Insurance Companies proportionately contribute to the capital of the Fund the necessary shares that represent the amount of the excess upon such determination. It is anticipated that the Insurance Companies will agree to such contribution in these circumstances. Any such contribution will be treated as a negative dividend for purposes of the Net Investment Factor under the Contracts described in the Prospectus for the Contracts. See "Dividends, Distributions and Taxes" for a discussion of the tax effect of such a reduction. This procedure will permit the net asset value per share of the Domestic Money Market and Reserve Assets Funds to be maintained at a constant value of $1.00 per share.

       If in the view of the Board of Directors of the Company it is inadvisable to continue the practice of maintaining the net asset value of the Domestic Money Market and Reserve Assets Funds at $1.00 per share, the Board of Directors of the Company reserves the right to alter the procedure. The Company will notify the Insurance Companies of any such alteration.

       Each of the International Equity Focus Fund, Global Utility Focus Fund, Global Bond Focus Fund, Global Growth Focus Fund, and Developing Capital Markets Focus Fund may invest a substantial portion of its assets in foreign securities which are traded on days on which such Fund's net asset value is not computed. On any such day, shares of such a Fund may not be purchased or redeemed since shares of a Fund may only be purchased or redeemed on days on which the Fund's net asset value is computed.

       As set forth in the Prospectus, securities held by the Domestic Money Market and Reserve Assets Funds with a remaining maturity of 60 days or less are valued on an amortized cost basis, unless particular circumstances dictate otherwise. Under this method of valuation, the security is initially valued at cost on the date of purchase (or in the case of securities purchased with more than 60 days remaining to maturity, the market value on the 61st day prior to maturity); and thereafter the Domestic Money Market and Reserve Assets Funds assume a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. For purposes of this method of valuation, the maturity of a variable rate certificate of deposit is deemed to be the next coupon date on which the interest rate is to be adjusted. If, due to the impairment of the creditworthiness of the issuer of a security held by either Fund or to other factors with respect to such security, the fair value of such security is not fairly reflected through the amortized cost method of valuation, such security will be valued at fair value as determined in good faith by the Board of Directors.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     If the securities in which a particular Fund of the Company invests are traded primarily in the over-the-counter market, where possible, the Fund will deal directly with the dealers who make a market in the securities involved, except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principals for their own account. On occasions, securities may be purchased directly from the issuer. Bonds and money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of each Fund will primarily consist of brokerage commissions or underwriter or dealer spreads. Under the Investment Company Act of 1940, persons affiliated with the Company are prohibited from dealing with the Company as a principal in the purchase and sale of the Company's portfolio securities unless an exemptive order allowing such transactions is obtained from the Securities and Exchange Commission. Since over-the-counter transactions are usually principal transactions, affiliated persons of the Company, including Merrill Lynch Government Securities Inc. ("GSI"), Merrill Lynch Money Markets Inc. ("MMI") and Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch"), may not serve as the Company's dealer in connection with such transactions except pursuant to exemptive orders from the Securities and Exchange Commission, such as the one described below. However, affiliated persons of the Company may serve as its broker in over-the-counter transactions conducted on an agency basis, subject to the Company's policy of obtaining best price and execution. The Company may not purchase securities from any underwriting syndicate of which Merrill Lynch is a member except in accordance with rules and regulations under the Investment Company Act of 1940.

     The Securities and Exchange Commission has issued an exemptive order permitting the Company to conduct principal transactions with respect to the Domestic Money Market and Reserve Assets Funds with GSI and MMI in U.S. Government and government agency securities, and certain other money market securities, subject to a number of conditions, including conditions designed to insure that the prices to the Funds available from GSI and MMI are equal to or better than those available from other sources. GSI and MMI have informed the Company that they will in no way, at any time, attempt to influence or control the activities of the Company or the Investment Adviser in placing such principal transactions. The exemptive order allows GSI and MMI to receive a dealer spread on any transaction with the Company no greater than their customary dealer spreads for transactions of the type involved. Certain court decisions have raised questions as to whether investment companies should seek to "recapture" brokerage commissions and underwriting and dealer spreads by effecting their purchases and sales through affiliated entities. In order to effect such an arrangement, the Company would be required to seek an exemption from the Investment Company Act so that it could engage in principal transactions with affiliates. The Board of Directors has considered the possibilities of seeking to recapture spreads for the benefit of the Company and, after reviewing all factors deemed relevant, has made a determination not to seek such recapture at this time. The Board will reconsider this matter from time to time. The Company will take such steps as may be necessary to effect recapture, including the filing of applications for exemption under the

Investment Company Act of 1940, if the Directors should determine that recapture is in the best interests of the Company or otherwise required by developments in the law.

     While the Investment Adviser seeks to obtain the most favorable net results in effecting transactions in the Funds' portfolio securities, dealers who provide supplemental investment research of the Investment Adviser may receive orders for transactions by the Funds. Such supplemental research services ordinarily consist of assessments and analysis of the business or prospects of a company, industry or economic sector. If, in the judgment of the Investment Adviser, a particular Fund or Funds will be benefited by such supplemental research services, the Investment Adviser is authorized to pay spreads or commissions to brokers or dealers furnishing such services which are in excess of spreads or commissions which another broker or dealer may charge for the same transaction. Information so received will be in addition to and not in lieu of the services required to be performed by the Investment Adviser under the Investment Advisory Agreements. The expenses of the Investment Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. In some cases, the Investment Adviser may use such supplemental research in providing investment advice to its other investment advisory accounts. For the fiscal year ended December 31, 1997, the Company paid brokerage commissions of $8,344,021, of which $302,843 was paid to Merrill Lynch. For the fiscal year ended December 31, 1996, the Company paid brokerage commissions of $6,656,814 of which $266,405 was paid to Merrill Lynch. For the fiscal year ended December 31, 1995, the Company paid brokerage commissions of $5,789,335, of which $264,999 was paid to Merrill Lynch.

PORTFOLIO TURNOVER

     Each Fund has a different expected rate of portfolio turnover; however, rate of portfolio turnover will not be a limiting factor when management of the Company deems it appropriate to purchase or sell securities for a Fund. Because of the short-term nature of the securities in which the Domestic Money Market and Reserve Assets Funds will invest, and because such Funds' investments will be constantly changing in response to market conditions, no portfolio turnover rate may be accurately stated for the Domestic Money Market and Reserve Assets Funds.

     Below are portfolio turnover rates for each of the Funds, other than the Global Growth Focus Fund and the Capital Focus Fund, for the fiscal years ended December 31, 1997 and December 31, 1996:

                                                                    1997               1996
                                                              ----------------   ----------------
American Balanced Fund......................................       136.71%            236.50%
Basic Value Focus Fund......................................        95.52%             68.41%
Developing Capital Markets Focus Fund.......................        93.62%             87.33%
Global Bond Focus Fund*.....................................       568.76%            267.13%
Global Strategy Focus Fund*.................................       108.66%            173.44%
Global Utility Focus Fund...................................         7.70%             11.39%
Government Bond Fund*.......................................       117.65%             21.23%
High Current Income Fund....................................        53.63%             48.92%
Index 500 Fund..............................................        36.85%               .04%**
International Equity Focus Fund.............................       127.96%             49.87%
Natural Resources Focus Fund................................        20.93%             31.11%
Prime Bond Fund.............................................        89.22%             91.88%
Quality Equity Fund.........................................       100.08%             88.30%
Special Value Focus Fund....................................       147.06%             80.84%

---------------
 * In connection with a reorganization on December 6, 1996 conducted by the Company with respect to certain of its Funds, the Company, with the approval of the affected shareholders of the Funds, caused (i) Global Bond Focus Fund(a) to acquire substantially all of the assets and assume substantially all the liabilities of the International Bond Fund, a separate Fund of the Company, (b) to implement a change in its investment objective and policies from seeking high current income from a global portfolio of fixed income securities, including non-investment grade securities, to seeking a high total investment return by investing in a global portfolio of investment grade fixed income securities and (c) to change its name from the World Income Focus Fund to its current name; (ii) the Government Bond Fund (x) to implement a change in its investment objective so that the Fund may invest in any debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities without regard to remaining maturity and (y) to change its name from the Intermediate Government Bond Fund to its current name; and
   (iii) the Global Strategy Focus Fund to acquire substantially all of the assets and assume substantially all the liabilities of the Flexible Strategy Fund, a separate Fund of the Company. As a result, the portfolio turnover rates for the fiscal years set forth in the table for the Global Bond Focus Fund, the Global Strategy Focus Fund and the Government Bond Fund may not be indicative of future portfolio turnover rates of such Funds.

** For the period from December 13, 1996 (commencement of operations) to December 31, 1996.

                              REDEMPTION OF SHARES

     The right to redeem shares or to receive payment with respect to any redemption may only be suspended for any period during which trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or such Exchange is closed (other than customary weekend and holiday closings), for any period during which an emergency exists as defined by the Securities and Exchange Commission as a result of which disposal of portfolio securities or determination of the net asset value of each Fund is not reasonably practicable, and for such other periods as the Securities and Exchange Commission may by order permit for the protection of shareholders of each Fund.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

     Reference is made to "Dividends, Distributions and Taxes" in the Appendix to the Prospectus.

FEDERAL INCOME TAXES

     Under the Internal Revenue Code of 1986, as amended (the "Code"), each Fund of the Company will be treated as a separate corporation for federal income tax purposes and, thus, each Fund is required to satisfy the qualification requirements under the Code for treatment as a regulated investment company. There will be no offsetting of capital gains and losses among the Funds. Each Fund intends to continue to qualify as a regulated investment company under certain provisions of the Code. Under such provisions, a Fund will not be subject to federal income tax on such part of its net ordinary income and net realized capital gains which it distributes to shareholders. To qualify for treatment as a regulated investment company, a Fund must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities. In addition, the Code requires that each Fund meet certain diversification requirements, including the requirement that not more than 25% of the value of a Fund's total assets be invested in the securities (other than U.S. Government securities or the securities of other regulated investment companies) of any one issuer. Each of the Company's Funds, including the Natural Resources Focus Fund, intends to comply with the above-described requirements.

     On occasion, some amount of the distributions of the Domestic Money Market Fund or the Reserve Assets Fund for a fiscal year may constitute a return of capital, in which case such amount would be applied against and reduce the Separate Account's tax basis in shares of such Fund. If such amount were to exceed the Separate Account's tax basis for shares of the Domestic Money Market Fund or the Reserve Assets Fund, the excess would be treated as gain from the sale or exchange of such shares.

     On occasion the net income of the Domestic Money Market Fund or the Reserve Assets Fund may be a negative amount as a result of a net decline in the value of the portfolio securities of the Fund which is in excess of the interest earned. Consequently, the Fund will reduce the number of its outstanding shares to reflect the negative net income. The adjustment may result in gross income to shareholders in excess of the net dividend credited to such shareholders for a period. In such a case, such shareholders' tax basis in the shares of the Domestic Money Market Fund or the Reserve Assets Fund may be adjusted to reflect the difference between taxable income and net dividends actually distributed. Such difference may be realized as a capital loss when the shares are liquidated.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and these Regulations are subject to change by legislative or administrative action, and such change may apply retroactively.

                           DISTRIBUTION ARRANGEMENTS

     The Company has entered into a distribution agreement (the "Distribution Agreement") with Merrill Lynch Funds Distributor, Inc. with respect to the sale of the Company's shares to the Distributor for resale to Insurance Companies' accounts. Such shares will be sold at their respective net asset values and therefore will involve no sales charge. The Distributor is a wholly owned subsidiary of the Investment Adviser. The continuation of the previously existing Distribution Agreement and extension to shares of the Global Growth Focus Fund and Capital Focus Fund was approved by the Company's Board of Directors at a meeting held on March 31, 1998.

     The Distribution Agreement is subject to the same renewal requirements and termination provisions as the Investment Advisory Agreements described above.

                                PERFORMANCE DATA

     From time to time the average annual total return and other total return data, as well as yield, of one or more of the Company's Funds may be included in advertisements or information furnished to present or prospective Contract Owners. Total return and yield figures are based on the Fund's historical performance and are not intended to indicate future performance. Average annual total return and yield are determined in accordance with formulas specified by the Securities and Exchange Commission. In connection with its reorganization on December 6, 1996, the Global Bond Focus Fund (i) acquired substantially all of the assets and assumed substantially all the liabilities of the International Bond Fund, a separate Fund of the Company, (ii) implemented a change in its investment objective and policies from seeking high current income from a global portfolio of fixed income securities, including non-investment grade securities, to seeking a high total investment return by investing in a global portfolio of investment grade fixed income securities and (iii) changed its name from the World Income Focus Fund to its current name. For the period from the commencement of the World Income Focus Fund's operations through its reorganization on December 6, 1996, the portfolio of the Fund included debt securities rated below investment grade (i.e., junk bonds). On December 6, 1996, the Government Bond Fund (i) implemented a change in its investment objective so that the Fund may invest in any debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities without regard to remaining maturity and (ii) changed its name from the Intermediate Government Bond Fund to its current name. For the period from the commencement of the Fund's operations through December 6, 1996, the portfolio of the Intermediate Government Bond Fund consisted primarily of intermediate-term debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities with a maximum maturity not to exceed fifteen years. As a result of the foregoing changes in the investment objective of each of the Global Bond Focus Fund and the Government Bond Fund, the performance information set forth herein and in the Prospectus for the period prior to December 6, 1996 may not be indicative of future performance of each Fund.

     Average annual total return quotations for the specified periods are computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return is computed assuming all dividends and distributions are reinvested and taking into account all applicable recurring and nonrecurring expenses.

     The Reserve Assets Fund and the Domestic Money Market Fund normally compute annualized yield by determining the net change for a seven-day base period, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365 and then dividing by seven. Under this calculation, the yield does not reflect realized and unrealized gains and losses on portfolio securities. The Funds may also include its yield in advertisements, calculated in the same manner as set forth above but including realized and unrealized gains and losses. The Securities and Exchange Commission also permits the calculation of a standardized effective or compounded yield. This is computed by compounding the unannualized base period return by dividing the base period by seven, adding one to the quotient, raising the sum to the 365th power, and subtracting one from the result. This compounded yield calculation also excludes realized or unrealized gains or losses on portfolio securities.

     Set forth below is average annual total return information for the shares of each of the Company's Funds, other than the Reserve Assets Fund and Domestic Money Market Fund. The total return quotations may be of limited use for comparative purposes because they do not reflect charges imposed at the Separate Account level which, if included, would decrease total return.

                          AVERAGE ANNUAL TOTAL RETURN

                               FOR CLASS A SHARES

                                                                                   REDEEMABLE VALUE
                                                               EXPRESSED AS A      OF A HYPOTHETICAL
                                                              PERCENTAGE BASED     $1,000 INVESTMENT
                                                              ON A HYPOTHETICAL       AT THE END
                                                              $1,000 INVESTMENT      OF THE PERIOD
                                                              -----------------    -----------------
PRIME BOND FUND:
One Year Ended December 31, 1997............................         8.64%             $1,086.40
Five Years Ended December 31, 1997..........................         7.31%              1,422.80
Ten Years Ended December 31, 1997...........................         8.70%              2,302.00
HIGH CURRENT INCOME FUND:
One Year Ended December 31, 1997............................        11.00%              1,110.00
Five Years Ended December 31, 1997..........................        10.46%              1,644.70
Ten Years Ended December 31, 1997...........................        12.17%              3,151.90
QUALITY EQUITY FUND:
One Year Ended December 31, 1997............................        23.70%              1,237.00
Five Years Ended December 31, 1997..........................        15.14%              2,023.90
Ten Years Ended December 31, 1997...........................        14.99%              4,043.40
SPECIAL VALUE FOCUS FUND:
One Year Ended December 31, 1997............................        11.72%              1,117.20
Five Years Ended December 31, 1997..........................        13.99%              1,924.90
Ten Years Ended December 31, 1997...........................        11.81%              3,054.80
INDEX 500 FUND:
One Year Ended December 31, 1997............................        32.81%              1,328.10
Inception* Through December 31, 1997........................        33.16%              1,350.50
NATURAL RESOURCES FOCUS FUND:
One Year Ended December 31, 1997............................       (12.52%)               874.80
Five Years Ended December 31, 1997..........................         4.63%              1,253.80
Inception* Through December 31, 1997........................         3.33%              1,368.30
AMERICAN BALANCED FUND:
One Year Ended December 31, 1997............................        17.11%              1,171.10
Five Years Ended December 31, 1997..........................        11.04%              1,688.10
Inception* Through December 31, 1997........................        10.83%              2,679.70

                                                                                   REDEEMABLE VALUE
                                                               EXPRESSED AS A      OF A HYPOTHETICAL
                                                              PERCENTAGE BASED     $1,000 INVESTMENT
                                                              ON A HYPOTHETICAL       AT THE END
                                                              $1,000 INVESTMENT      OF THE PERIOD
                                                              -----------------    -----------------
GLOBAL STRATEGY FOCUS FUND:
One Year Ended December 31, 1997............................        11.94%              1,119.40
Five Years Ended December 31, 1997..........................        10.82%              1,671.10
Inception* Through December 31, 1997........................         9.67%              1,714.90
BASIC VALUE FOCUS FUND:
One Year Ended December 31, 1997............................        20.62%              1,206.20
Inception* Through December 31, 1997........................        17.26%              2,047.60
GLOBAL BOND FOCUS FUND:
One Year Ended December 31, 1997............................         1.95%              1,019.50
Inception* Through December 31, 1997........................         6.07%              1,303.60
GLOBAL UTILITY FOCUS FUND:
One Year Ended December 31, 1997............................        25.90%             $1,259.00
Inception* Through December 31, 1997........................        12.93%              1,728.50
INTERNATIONAL EQUITY FOCUS FUND:
One Year Ended December 31, 1997............................        (4.55%)               954.50
Inception* Through December 31, 1997........................         3.95%              1,190.40
DEVELOPING CAPITAL MARKETS FOCUS FUND:
One Year Ended December 31, 1997............................        (6.53%)               934.70
Inception* Through December 31, 1997........................        (0.76%)               972.40
GOVERNMENT BOND FUND:
One Year Ended December 31, 1997............................         8.88%              1,088.80
Inception* Through December 31, 1997........................         7.62%              1,309.10

                          AVERAGE ANNUAL TOTAL RETURN

                               FOR CLASS B SHARES

                                                                                   REDEEMABLE VALUE
                                                               EXPRESSED AS A      OF A HYPOTHETICAL
                                                              PERCENTAGE BASED     $1,000 INVESTMENT
                                                              ON A HYPOTHETICAL       AT THE END
                                                              $1,000 INVESTMENT      OF THE PERIOD
                                                              -----------------    -----------------
SPECIAL VALUE FOCUS FUND:
Inception* Through December 31, 1997........................       (11.18%)             $888.20
BASIC VALUE FOCUS FUND:
Inception* Through December 31, 1997........................        (0.31%)              996.90
DEVELOPING CAPITAL MARKETS FOCUS FUND:
Inception* Through December 31, 1997........................        (0.86%)              991.40

---------------
* Inception for the Class A Common Stock of the Natural Resources Focus Fund is June 1, 1988; American Balanced Fund is June 1, 1988; Global Strategy Focus Fund is February 28, 1992; Basic Value Focus Fund is July 1, 1993; Global Bond Focus Fund is July 1, 1993; Global Utility Focus Fund is July 1, 1993; International Equity Focus Fund is July 1, 1993; Developing Capital Markets Focus Fund is May 2, 1994; Government Bond Fund is May 2, 1994; and Index 500 Fund is December 13, 1996. Inception for the Class B Common Stock of the Basic Value Focus Fund is November 3, 1997; Developing Capital Markets Focus Fund is November 3, 1997; and Special Value Focus Fund is October 23, 1997.

                             ADDITIONAL INFORMATION

     Under a separate agreement Merrill Lynch has granted the Company the right to use the "Merrill Lynch" name and has reserved the right to withdraw its consent to the use of such name by the Company at any time, or to grant the use of such name to any other company, and the Company has granted Merrill Lynch, under certain conditions, the use of any other name it might assume in the future, with respect to any corporation organized by Merrill Lynch.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

--------------------------------------------------------------------------------

MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--CAPITAL FOCUS FUND
AND GLOBAL GROWTH FOCUS FUND
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

THE BOARD OF DIRECTORS AND SHAREHOLDER,
CAPITAL FOCUS FUND AND GLOBAL GROWTH FOCUS FUND
OF MERRILL LYNCH VARIABLE SERIES FUNDS, INC.:

We have audited the accompanying statements of assets and liabilities of Capital Focus Fund and Global Growth Focus Fund (the "Funds") of Merrill Lynch Variable Series Funds, Inc. as of April 16, 1998. These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such statements of assets and liabilities present fairly, in all material respects, the financial position of Capital Focus Fund and Global Growth Focus Fund of Merrill Lynch Variable Series Funds, Inc. as of April 16, 1998 in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
April 16, 1998

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--CAPITAL FOCUS FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF APRIL 16, 1998
--------------------------------------------------------------------------------

ASSETS:
Cash in Bank................................................  $ 1,000
Deferred organization expenses (Note 3).....................   13,000
                                                              -------
Total assets................................................   14,000
                                                              -------
---------------------------------------------------------------------
LIABILITIES:
Accrued expenses............................................   13,000
                                                              -------
---------------------------------------------------------------------
Net Assets (equivalent to $10.00 per share on 100 Class A
  shares of Common Stock (par value $0.10) outstanding with
  100,000,000 shares authorized (Note 1)....................  $ 1,000
                                                              =======
---------------------------------------------------------------------

NOTES TO STATEMENT OF ASSETS AND LIABILITIES.

(1) Capital Focus Fund (the "Fund") is one of the eighteen funds of Merrill Lynch Variable Series Funds, Inc. (the "Company") which was organized as a Maryland corporation on October 16, 1981. The Company is registered under the Investment Company Act of 1940 as an open-end management investment company. To date, the Fund has not had any transactions other than those relating to organizational matters and the sale of 100 Class A shares of Common Stock to Merrill Lynch Life Insurance Company ("MLLIC").

(2) The Fund has entered into an Investment Advisory Agreement (the "Investment Advisory Agreement") with Merrill Lynch Asset Management, L.P. (the "Investment Adviser"), and a distribution plan (the "Distribution Plan") with Merrill Lynch Funds Distributor, Inc. (the "Distributor"). The general partner of the Investment Adviser is Princeton Services, Inc., a wholly-owned subsidiary of Merrill Lynch & Co., Inc. Certain officers and/or directors of the Company are officers and/or directors of the Investment Adviser and/or the Distributor.

(3) Deferred organization expenses will be amortized over a period from the date the Fund commences operations not exceeding five years. In the event that the Investment Adviser (or any subsequent holder) redeems any of its original shares prior to the end of the five-year period, the proceeds of the redemption payable in respect of such shares shall be reduced by the pro rata share (based on the proportionate share of the original shares redeemed to the total number of original shares outstanding at the time of redemption) of the unamortized deferred organization expenses as of the date of such redemption. In the event that the Fund is liquidated prior to the end of the five-year period, the Investment Adviser (or any subsequent holder) shall bear the unamortized deferred organization expenses.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--GLOBAL GROWTH FOCUS FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF APRIL 16, 1998
--------------------------------------------------------------------------------

ASSETS:
Cash in Bank................................................  $ 1,000
Deferred organization expenses (Note 3).....................   13,000
                                                              -------
Total assets................................................   14,000
                                                              -------
---------------------------------------------------------------------
LIABILITIES:
Accrued expenses............................................   13,000
                                                              -------
---------------------------------------------------------------------
Net Assets (equivalent to $10.00 per share on 100 Class A
  shares of Common Stock (par value $0.10) outstanding with
  100,000,000 shares authorized (Note 1)....................  $ 1,000
                                                              =======
---------------------------------------------------------------------

NOTES TO STATEMENT OF ASSETS AND LIABILITIES.

(1) Global Growth Focus Fund (the "Fund") is one of the eighteen funds of Merrill Lynch Variable Series Funds, Inc. (the "Company") which was organized as a Maryland corporation on October 16, 1981. The Company is registered under the Investment Company Act of 1940 as an open-end management investment company. To date, the Fund has not had any transactions other than those relating to organizational matters and the sale of 100 Class A shares of Common Stock to Merrill Lynch Life Insurance Company ("MLLIC").

(2) The Fund has entered into an Investment Advisory Agreement (the "Investment Advisory Agreement") with Merrill Lynch Asset Management, L.P. (the "Investment Adviser"), and a distribution plan (the "Distribution Plan") with Merrill Lynch Funds Distributor, Inc. (the "Distributor"). The general partner of the Investment Adviser is Princeton Services, Inc., a wholly-owned subsidiary of Merrill Lynch & Co., Inc. Certain officers and/or directors of the Company are officers and/or directors of the Investment Adviser and/or the Distributor.

(3) Deferred organization expenses will be amortized over a period from the date the Fund commences operations not exceeding five years. In the event that the Investment Adviser (or any subsequent holder) redeems any of its original shares prior to the end of the five-year period, the proceeds of the redemption payable in respect of such shares shall be reduced by the pro rata share (based on the proportionate share of the original shares redeemed to the total number of original shares outstanding at the time of redemption) of the unamortized deferred organization expenses as of the date of such redemption. In the event that the Fund is liquidated prior to the end of the five-year period, the Investment Adviser (or any subsequent holder) shall bear the unamortized deferred organization expenses.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

THE BOARD OF DIRECTORS AND SHAREHOLDERS,
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of American Balanced, Basic Value Focus, Developing Capital Markets Focus, Domestic Money Market, Global Bond Focus, Global Strategy Focus, Global Utility Focus, Government Bond, High Current Income, Index 500, International Equity Focus, Natural Resources Focus, Prime Bond, Quality Equity, Reserve Assets, and Special Value Focus Funds of Merrill Lynch Variable Series Funds, Inc. as of December 31, 1997, the related statements of operations for the year then ended and changes in net assets for each of the periods in the two-year period then ended, and the financial highlights for each of the periods presented. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1997 by correspondence with the custodians and brokers or other alternative procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial positions of American Balanced, Basic Value Focus, Developing Capital Markets Focus, Domestic Money Market, Global Bond Focus, Global Strategy Focus, Global Utility Focus, Government Bond, High Current Income, Index 500, International Equity Focus, Natural Resources Focus, Prime Bond, Quality Equity, Reserve Assets, and Special Value Focus Funds of Merrill Lynch Variable Series Funds, Inc. as of December 31, 1997, the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
February 20, 1998

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--AMERICAN BALANCED FUND
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997
--------------------------------------------------------------------------------

                                SHARES                                                           VALUE       PERCENT OF
INDUSTRY                         HELD                 COMMON STOCKS                COST        (NOTE 1A)     NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
AEROSPACE                          40,000      GenCorp, Inc. ..............    $  1,167,450   $  1,000,000       0.5%
                                   11,000      +Orbital Sciences
                                                 Corporation...............         282,356        327,250       0.2
                                                                               ------------   ------------     -----
                                                                                  1,449,806      1,327,250       0.7
-----------------------------------------------------------------------------------------------------------------------
AIRLINES                           40,800      +US Airways Group Inc. .....       1,510,369      2,550,000       1.3
-----------------------------------------------------------------------------------------------------------------------
APPLIANCES                         46,800      Sunbeam Corporation.........       1,635,876      1,971,450       1.0
-----------------------------------------------------------------------------------------------------------------------
AUTO--RELATED                      51,500      +Avis Rent-A-Car, Inc. .....       1,120,992      1,644,781       0.9
                                   59,500      Hertz Corp. (Class A).......       1,916,588      2,394,875       1.2
                                                                               ------------   ------------     -----
                                                                                  3,037,580      4,039,656       2.1
-----------------------------------------------------------------------------------------------------------------------
AUTOMOBILE PARTS                   46,000      Federal-Mogul Corp. ........       1,786,846      1,863,000       0.9
-----------------------------------------------------------------------------------------------------------------------
BANKING                            52,300      Bank of New York, Co.,
                                                 Inc. .....................       1,353,566      3,023,594       1.6
                                   32,100      BankAmerica Corp. ..........       1,714,033      2,343,300       1.2
                                                                               ------------   ------------     -----
                                                                                  3,067,599      5,366,894       2.8
-----------------------------------------------------------------------------------------------------------------------
BANKING & FINANCIAL                45,000      First Union Corporation.....       2,213,132      2,306,250       1.2
-----------------------------------------------------------------------------------------------------------------------
BROADCASTING/CABLE                 26,200      +Chancellor Media Corp. ....       1,661,883      1,955,175       1.0
                                   92,376      +Tele-Communications, Inc.
                                                 (Class A).................       1,505,409      2,574,981       1.3
                                   52,824      +Tele-Communications TCI
                                                 Ventures Group............         860,848      1,495,579       0.8
                                                                               ------------   ------------     -----
                                                                                  4,028,140      6,025,735       3.1
-----------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES                49,600      +Gartner Group, Inc. (Class
                                                 A)........................       1,682,775      1,847,600       0.9
-----------------------------------------------------------------------------------------------------------------------
COMMUNICATION EQUIPMENT            70,600      +WorldCom, Inc. ............       1,895,225      2,135,650       1.1
-----------------------------------------------------------------------------------------------------------------------
COMPUTER SERVICES                  18,000      +Cisco Systems, Inc. .......       1,026,042      1,003,500       0.5
                                   10,200      +Microsoft Corp. ...........       1,399,950      1,317,713       0.7
                                                                               ------------   ------------     -----
                                                                                  2,425,992      2,321,213       1.2
-----------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE                  22,700      +BMC Software, Inc. ........         932,880      1,486,850       0.8
                                   28,000      Computer Associates
                                                 International, Inc. ......         826,665      1,480,500       0.7
                                                                               ------------   ------------     -----
                                                                                  1,759,545      2,967,350       1.5
-----------------------------------------------------------------------------------------------------------------------
COMPUTERS                          11,400      Compaq Computer
                                                 Corporation...............         414,789        643,388       0.3
                                    6,600      International Business
                                                 Machines Corp. ...........         383,499        690,113       0.4
                                   37,500      +Quantum Corporation........       1,059,051        752,344       0.4
                                                                               ------------   ------------     -----
                                                                                  1,857,339      2,085,845       1.1
-----------------------------------------------------------------------------------------------------------------------
CONGLOMERATES                      54,600      AlliedSignal Inc. ..........       2,058,394      2,125,988       1.1
                                   77,900      The Dial Corporation........       1,503,330      1,621,294       0.8
                                                                               ------------   ------------     -----
                                                                                  3,561,724      3,747,282       1.9
-----------------------------------------------------------------------------------------------------------------------
CONTAINERS                         69,100      +Owens-Illinois, Inc. ......       2,060,288      2,621,481       1.3
-----------------------------------------------------------------------------------------------------------------------
ELECTRONIC COMPONENTS              27,000      General Electric Company....       1,901,801      1,981,125       1.0
-----------------------------------------------------------------------------------------------------------------------
ELECTRONICS                        53,000      +National Semiconductor
                                                 Corporation...............       2,148,196      1,374,687       0.7
-----------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT                      21,500      Royal Caribbean Cruises
                                                 Ltd. .....................         937,070      1,146,219       0.6
-----------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES                 11,100      American Express Company....         705,395        990,675       0.5
                                   43,100      MGIC Investment Corp. ......       1,645,089      2,866,150       1.5
                                                                               ------------   ------------     -----
                                                                                  2,350,484      3,856,825       2.0
-----------------------------------------------------------------------------------------------------------------------
HARDWARE & TOOLS                   34,600      The Black & Decker
                                                 Corporation...............       1,181,145      1,351,563       0.7
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--AMERICAN BALANCED FUND
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997 (CONTINUED)
--------------------------------------------------------------------------------

                                SHARES                                                           VALUE       PERCENT OF
INDUSTRY                         HELD                 COMMON STOCKS                COST        (NOTE 1A)     NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
INSURANCE                          30,000      Hartford Life, Inc. (Class
                                                 A)........................    $  1,026,133   $  1,359,375       0.7%
                                   69,000      Provident Companies,
                                                 Inc. .....................       2,280,888      2,665,125       1.4
                                   52,800      Travelers Group, Inc. ......       1,895,669      2,844,600       1.5
                                   18,200      Travelers Property Casualty
                                                 Corp. (Class A)...........         736,471        800,800       0.4
                                   40,400      UNUM Corporation............       1,296,640      2,196,750       1.1
                                                                               ------------   ------------     -----
                                                                                  7,235,801      9,866,650       5.1
-----------------------------------------------------------------------------------------------------------------------
LEISURE & TOURISM                  72,300      Brunswick Corporation.......       1,851,165      2,191,594       1.1
-----------------------------------------------------------------------------------------------------------------------
MACHINERY                          27,000      Harnischfeger Industries,
                                                 Inc. .....................       1,169,988        953,437       0.5
                                   54,100      Ingersoll-Rand Co. .........       1,747,663      2,191,050       1.1
                                   21,000      SPX Corporation.............       1,191,177      1,449,000       0.8
                                                                               ------------   ------------     -----
                                                                                  4,108,828      4,593,487       2.4
-----------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT                  44,000      DENTSPLY International,
                                                 Inc. .....................       1,110,475      1,342,000       0.7
-----------------------------------------------------------------------------------------------------------------------
MEDICAL SERVICES                   83,985      +HEALTHSOUTH Corporation....       2,276,673      2,330,584       1.2
-----------------------------------------------------------------------------------------------------------------------
NATURAL GAS                        21,000      Enron Corp. ................         842,925        872,812       0.4
-----------------------------------------------------------------------------------------------------------------------
OFFICE EQUIPMENT                   24,000      Danka Business Systems PLC
                                                 (ADR)(a)..................       1,184,193        382,500       0.2
-----------------------------------------------------------------------------------------------------------------------
OIL SERVICES                       33,400      +Smith International,
                                                 Inc. .....................       1,592,276      2,049,925       1.0
-----------------------------------------------------------------------------------------------------------------------
PETROLEUM                          48,500      Unocal Corp. ...............       1,762,226      1,882,406       1.0
-----------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS                    21,500      Bristol-Myers Squibb
                                                 Company...................       2,042,518      2,034,437       1.0
                                   32,000      Lilly (Eli) & Co. ..........       2,019,878      2,228,000       1.1
                                   28,000      Pfizer, Inc. ...............       2,048,305      2,087,750       1.1
                                   14,000      Warner-Lambert Company......       2,002,840      1,736,000       0.9
                                                                               ------------   ------------     -----
                                                                                  8,113,541      8,086,187       4.1
-----------------------------------------------------------------------------------------------------------------------
RAILROADS                          18,600      Burlington Northern Santa Fe
                                                 Inc. .....................       1,560,109      1,728,637       0.9
-----------------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT             50,000      Glenborough Realty Trust
TRUSTS                                           Inc. .....................       1,250,000      1,481,250       0.8
                                   55,200      Prentiss Properties Trust...       1,242,693      1,542,150       0.8
                                   24,000      Starwood Lodging Trust......       1,080,000      1,389,000       0.7
                                                                               ------------   ------------     -----
                                                                                  3,572,693      4,412,400       2.3
-----------------------------------------------------------------------------------------------------------------------
RESTAURANTS                        30,000      +Tricon Global Restaurants,
                                                 Inc. .....................       1,031,641        871,875       0.4
-----------------------------------------------------------------------------------------------------------------------
RETAIL                             23,000      +Safeway Inc. ..............       1,255,380      1,454,750       0.8
                                   31,400      Sears, Roebuck & Co. .......       1,397,894      1,420,850       0.7
                                   39,000      Wal-Mart Stores, Inc. ......       1,610,128      1,538,062       0.8
                                                                               ------------   ------------     -----
                                                                                  4,263,402      4,413,662       2.3
-----------------------------------------------------------------------------------------------------------------------
RETAIL--DRUG STORES                43,760      Rite Aid Corp. .............       1,513,691      2,568,165       1.3
-----------------------------------------------------------------------------------------------------------------------
TRANSPORT SERVICES                 44,000      +OMI Corporation............         569,909        404,250       0.2
-----------------------------------------------------------------------------------------------------------------------
TRAVEL & LODGING                   40,500      Carnival Corp. (Class A)....       1,233,934      2,242,687       1.2
-----------------------------------------------------------------------------------------------------------------------
UTILITIES                          37,500      Texas Utilities Company.....       1,496,485      1,558,594       0.8
-----------------------------------------------------------------------------------------------------------------------
UTILITIES--COMMUNICATIONS          73,400      Edison International........       1,422,534      1,995,563       1.0
-----------------------------------------------------------------------------------------------------------------------
UTILITIES--GAS                     37,200      El Paso Natural Gas Co. ....       1,927,997      2,473,800       1.3
-----------------------------------------------------------------------------------------------------------------------
                                               TOTAL COMMON STOCKS               91,161,430    109,154,853      56.0
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--AMERICAN BALANCED FUND
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997 (CONCLUDED)
--------------------------------------------------------------------------------

                                 FACE                                                            VALUE       PERCENT OF
          INDUSTRY              AMOUNT           FIXED-INCOME INVESTMENTS          COST        (NOTE 1A)     NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES            $ 2,000,000      General Electric Capital
                                                 Corp., 8.75% due
                                                 5/21/2007.................    $  2,249,100   $  2,351,460       1.2%
-----------------------------------------------------------------------------------------------------------------------
US GOVERNMENT AGENCY            2,759,945      Federal Home Loan Mortgage
MORTGAGE-BACKED                                  Corp., Pool #10036, 7.50%
OBLIGATIONS**                                    due 6/01/2007.............       2,812,557      2,834,353       1.5
                                               Federal National Mortgage
                                                 Association, Pool:
                                3,676,648      #50933, 6% due 11/01/2000...       3,639,882      3,656,831       1.9
                                8,041,482      #313201, 6% due 6/01/2001...       7,959,811      7,986,559       4.1
                                4,580,174      #313202, 6% due 2/01/2004...       4,525,784      4,547,517       2.3
                                                                               ------------   ------------     -----
                                                                                 18,938,034     19,025,260       9.8
-----------------------------------------------------------------------------------------------------------------------
US GOVERNMENT OBLIGATIONS      22,930,000      US Treasury Bonds, 6.625%
                                                 due 2/15/2027.............      21,847,692     24,893,267      12.8
                                               US Treasury Notes:
                                9,000,000      6% due 8/15/1999............       9,024,609      9,043,560       4.6
                               18,000,000      6.50% due 5/31/2002.........      18,120,938     18,525,960       9.5
                                5,200,000      6.25% due 2/15/2007.........       5,176,281      5,365,724       2.8
                                                                               ------------   ------------     -----
                                                                                 54,169,520     57,828,511      29.7
-----------------------------------------------------------------------------------------------------------------------
                                               TOTAL FIXED-INCOME
                                               INVESTMENTS                       75,356,654     79,205,231      40.7
-----------------------------------------------------------------------------------------------------------------------
                                                  SHORT-TERM SECURITIES
-----------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER*               5,373,000      General Motors Acceptance
                                                 Corp., 6.75% due
                                                 1/02/1998.................       5,370,985      5,370,985       2.8
-----------------------------------------------------------------------------------------------------------------------
                                               TOTAL SHORT-TERM SECURITIES        5,370,985      5,370,985       2.8
-----------------------------------------------------------------------------------------------------------------------
                                               TOTAL INVESTMENTS...........    $171,889,069    193,731,069      99.5
                                                                               ============
                                               OTHER ASSETS LESS
                                                 LIABILITIES...............                      1,015,935       0.5
                                                                                              ------------     -----
                                               NET ASSETS..................                   $194,747,004     100.0%
                                                                                              ============     =====
-----------------------------------------------------------------------------------------------------------------------

* Commercial Paper is traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund.

** Mortgage-Backed Obligations are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instrument. As a result, the average life may be substantially less than original maturity.

(a) American Depositary Receipts (ADR).

+ Non-income producing security.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--AMERICAN BALANCED FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 1997
--------------------------------------------------------------------------------

ASSETS:
Investments, at value (identified cost--$171,889,069) (Note
  1a).......................................................               $193,731,069
Cash........................................................                        557
Receivables:
  Interest..................................................  $1,108,578
  Dividends.................................................     120,121
  Capital shares sold.......................................         181      1,228,880
                                                              ----------
Prepaid expenses and other assets...........................                     13,360
                                                                           ------------
Total assets................................................                194,973,866
                                                                           ------------
---------------------------------------------------------------------------------------
LIABILITIES:
Payables:
  Investment adviser (Note 2)...............................      96,123
  Securities purchased......................................      66,779
  Capital shares redeemed...................................      31,433        194,335
                                                              ----------
Accrued expenses and other liabilities......................                     32,527
                                                                           ------------
Total liabilities...........................................                    226,862
                                                                           ------------
---------------------------------------------------------------------------------------
NET ASSETS..................................................               $194,747,004
                                                                           ============
---------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Class A Shares of Common Stock, $0.10 par value, 100,000,000
  shares authorized+........................................               $  1,174,224
Paid-in capital in excess of par............................                150,194,272
Undistributed investment income--net........................                  6,345,477
Undistributed realized capital gains on investments--net....                 15,191,031
Unrealized appreciation on investments--net.................                 21,842,000
                                                                           ------------
NET ASSETS..................................................               $194,747,004
                                                                           ============
---------------------------------------------------------------------------------------
NET ASSET VALUE:
Class A--Based on net assets of $194,747,004 and 11,742,245
  shares outstanding........................................               $      16.59
                                                                           ============
---------------------------------------------------------------------------------------

   + The Fund is authorized to issue 100,000,000 Class B Shares.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--AMERICAN BALANCED FUND
STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTES 1c & 1d):
Interest and discount earned................................               $ 6,237,455
Dividends...................................................                 1,314,159
                                                                           -----------
Total income................................................                 7,551,614
                                                                           -----------
--------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees (Note 2)...........................  $1,102,076
Accounting services (Note 2)................................      41,545
Custodian fees..............................................      26,889
Professional fees...........................................      25,268
Transfer agent fees (Note 2)................................       5,010
Directors' fees and expenses................................       3,275
Pricing services............................................         533
Other.......................................................       1,532
                                                              ----------
Total expenses..............................................                 1,206,128
                                                                           -----------
Investment income--net......................................                 6,345,486
                                                                           -----------
--------------------------------------------------------------------------------------
REALIZED & UNREALIZED GAIN ON INVESTMENTS--NET (NOTES 1b, 1d
  & 3):
Realized gain on investments--net...........................                15,251,840
Change in unrealized appreciation on investments--net.......                 9,866,947
                                                                           -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........               $31,464,273
                                                                           ===========
--------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--AMERICAN BALANCED FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      FOR THE YEAR ENDED
                                                                         DECEMBER 31,
                                                                -------------------------------
INCREASE (DECREASE) IN NET ASSETS:                                  1997               1996
-----------------------------------------------------------------------------------------------
OPERATIONS:
Investment income--net......................................    $  6,345,486       $  7,339,770
Realized gain on investments--net...........................      15,251,840         21,869,723
Change in unrealized appreciation/depreciation on
investments--net............................................       9,866,947         (9,430,963)
                                                                ------------       ------------
Net increase in net assets resulting from operations........      31,464,273         19,778,530
                                                                ------------       ------------
-----------------------------------------------------------------------------------------------
DIVIDENDS & DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1e):
Investment income--net:
  Class A...................................................      (3,604,297)        (7,882,096)
Realized gain on investments--net:
  Class A...................................................     (20,656,058)          (328,715)
                                                                ------------       ------------
Net decrease in net assets resulting from dividends and
distributions to shareholders...............................     (24,260,355)        (8,210,811)
                                                                ------------       ------------
-----------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4):
Net decrease in net assets derived from capital share
transactions................................................     (24,503,928)       (12,432,919)
                                                                ------------       ------------
-----------------------------------------------------------------------------------------------
NET ASSETS:
Total decrease in net assets................................     (17,300,010)          (865,200)
Beginning of year...........................................     212,047,014        212,912,214
                                                                ------------       ------------
End of year*................................................    $194,747,004       $212,047,014
                                                                ============       ============
-----------------------------------------------------------------------------------------------
* Undistributed investment income--net......................    $  6,345,477       $  3,604,288
                                                                ============       ============
-----------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--AMERICAN BALANCED FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE FOLLOWING PER SHARE DATA AND RATIOS HAVE
BEEN DERIVED FROM INFORMATION PROVIDED IN THE                                       CLASS A
FINANCIAL STATEMENTS.                                       --------------------------------------------------------
                                                                        FOR THE YEAR ENDED DECEMBER 31,
                                                            --------------------------------------------------------
INCREASE (DECREASE) IN NET ASSET VALUE:                       1997        1996        1995        1994        1993
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year.......................   $  16.01    $  15.17    $  13.08    $  14.08    $  12.85
                                                            --------    --------    --------    --------    --------
Investment income--net...................................        .54         .53         .59         .48         .32
Realized and unrealized gain (loss) on
  investments--net.......................................       1.87         .89        2.06       (1.06)       1.37
                                                            --------    --------    --------    --------    --------
Total from investment operations.........................       2.41        1.42        2.65        (.58)       1.69
                                                            --------    --------    --------    --------    --------
Less dividends and distributions:
  Investment income--net.................................       (.27)       (.56)       (.56)       (.37)       (.34)
  Realized gain on investments--net......................      (1.56)       (.02)         --          --        (.12)
  In excess of realized gain on investments--net.........         --          --          --        (.05)         --
                                                            --------    --------    --------    --------    --------
Total dividends and distributions........................      (1.83)       (.58)       (.56)       (.42)       (.46)
                                                            --------    --------    --------    --------    --------
Net asset value, end of year.............................   $  16.59    $  16.01    $  15.17    $  13.08    $  14.08
                                                            ========    ========    ========    ========    ========
--------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN:*
Based on net asset value per share.......................     17.11%       9.73%      20.81%      (4.19%)     13.49%
                                                            ========    ========    ========    ========    ========
--------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses.................................................       .60%        .60%        .61%        .63%        .70%
                                                            ========    ========    ========    ========    ========
Investment income--net...................................      3.17%       3.39%       4.22%       3.95%       3.20%
                                                            ========    ========    ========    ========    ========
--------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets, end of year (in thousands)...................   $194,747    $212,047    $212,912    $158,951    $115,420
                                                            ========    ========    ========    ========    ========
Portfolio turnover.......................................    136.71%     236.50%      38.40%      35.36%      12.55%
                                                            ========    ========    ========    ========    ========
Average commission rate paid**...........................   $  .0608    $  .0610          --          --          --
                                                            ========    ========    ========    ========    ========
--------------------------------------------------------------------------------------------------------------------

   * Total investment returns exclude insurance-related fees and expenses.

  ** For fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share of purchases and sales of equity securities.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--AMERICAN BALANCED FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES:

Merrill Lynch Variable Series Funds, Inc. (the "Company") is an open-end management investment company that is comprised of 16 separate funds. Each fund offers two classes of shares to the Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York (indirect wholly-owned subsidiaries of Merrill Lynch & Co., Inc. ("ML & Co.")), and other insurance companies that are not affiliated with ML & Co., for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. Effective September 17, 1997, each fund's existing class of shares was designated as Class A Shares and each fund began offering Class B Shares. Both classes of shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class and Class B Shares bear certain expenses related to the distribution of such shares. American Balanced Fund (the "Fund") is classified as "diversified", as defined in the Investment Company Act of 1940. The following is a summary of significant accounting policies followed by the Fund.

  (a) Valuation of investments--Portfolio securities which are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued, or lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. Portfolio securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last asked price. Short-term securities are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Company.

  (b) Derivative financial instruments--The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the equity and debt markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

- Options--The Fund may write covered call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

  Written options are non-income producing investments.

  (c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

  (d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income is recorded on the ex-dividend dates. Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

  (e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

2. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES:

The Company has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of ML & Co., which is the limited partner.

--------------------------------------------------------------------------------

  MLAM is responsible for the management of the Company's funds and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the funds. For such services, the Fund pays a monthly fee at the annual rate of 0.55% of the average daily value of the Fund's net assets.

  MLAM and Merrill Lynch Life Agency, Inc. ("MLLA") have entered into an agreement which limits the operating expenses paid by the Fund, exclusive of any distribution fees imposed on Class B Shares, to 1.25% of its average daily net assets. Any such expenses in excess of 1.25% of average daily net assets will be reimbursed to the Fund by MLAM which, in turn, will be reimbursed by MLLA.

  For the year ended December 31, 1997, Merrill Lynch, Pierce, Fenner & Smith Inc. (MLPF&S), a subsidiary of ML & Co., earned $6,237 in commissions on the execution of portfolio security transactions.

  For the year ended December 31, 1997, Merrill Lynch Security Pricing Service, an affiliate of MLPF&S, earned $248 for providing security price quotations to compute the Fund's net asset value.

  Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Company's transfer agent.
  Accounting services are provided to the Fund by MLAM at cost.

  Certain officers and/or directors of the Company are officers and/or directors of MLAM, PSI, MLFDS, Merrill Lynch Funds Distributor, Inc., a wholly-owned subsidiary of Merrill Lynch Group, Inc., which is the Fund's distributor, and/or ML & Co.

3. INVESTMENTS:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 1997 were $246,639,319 and $291,661,740, respectively.

  Net realized and unrealized gains(losses) as of December 31, 1997 were as follows:

--------------------------------------------------------------------
                                           Realized      Unrealized
                                        Gains (Losses)      Gains
--------------------------------------------------------------------
Long-term investments.................   $15,251,895     $21,842,000
Short-term investments................           (55)             --
                                         -----------     -----------
Total.................................   $15,251,840     $21,842,000
                                         ===========     ===========
--------------------------------------------------------------------

  At December 31, 1997, net unrealized appreciation for Federal income tax purposes aggregated $21,622,632, of which $24,791,879 related to appreciated securities and $3,169,247 related to depreciated securities. At December 31, 1997, the aggregate cost of investments for Federal income tax purposes was $172,108,437.

4. CAPITAL SHARE TRANSACTIONS:

Net decrease in net assets derived from capital share transactions were $24,503,928 and $12,432,919 for the years ended December 31, 1997 and December 31, 1996, respectively.

  Transactions in capital shares were as follows:

-----------------------------------------------------------------
Class A Shares for the Year Ended                       Dollar
December 31, 1997                        Shares         Amount
-----------------------------------------------------------------
Shares sold..........................      62,221    $    951,862
Shares issued to shareholders in
 reinvestment of dividends and
 distributions.......................   1,723,037      24,260,354
                                       ----------    ------------
Total issued.........................   1,785,258      25,212,216
Shares redeemed......................  (3,285,875)    (49,716,144)
                                       ----------    ------------
Net decrease.........................  (1,500,617)   $(24,503,928)
                                       ==========    ============
-----------------------------------------------------------------

-----------------------------------------------------------------
Class A Shares for the Year Ended                       Dollar
December 31, 1996                        Shares         Amount
-----------------------------------------------------------------
Shares sold..........................     578,134    $  8,724,352
Shares issued to shareholders in
 reinvestment of dividends and
 distributions.......................     554,530       8,210,811
                                       ----------    ------------
Total issued.........................   1,132,664      16,935,163
Shares redeemed......................  (1,921,234)    (29,368,082)
                                       ----------    ------------
Net decrease.........................    (788,570)   $(12,432,919)
                                       ==========    ============
-----------------------------------------------------------------

5. SUBSEQUENT EVENT:

On January 2, 1998, the Company's Board of Directors declared an ordinary income dividend in the amount of $.807862 per Class A Share and a long-term capital gains distribution in the amount of $1.044927 per Class A Share payable on January 9, 1998 to shareholders of record as of December 31, 1997.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--BASIC VALUE FOCUS FUND
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997
--------------------------------------------------------------------------------

                                SHARES                                                          VALUE       PERCENT OF
INDUSTRY                         HELD                     STOCKS                   COST       (NOTE 1A)     NET ASSETS
----------------------------------------------------------------------------------------------------------------------
LOW PRICE TO BOOK VALUE
----------------------------------------------------------------------------------------------------------------------
METALS--NON FERROUS               450,000      ASARCO Inc.  ...............    $ 12,726,022  $ 10,096,875       1.5%
HEALTH MAINTENANCE ORGANIZATIONS  270,000      Aetna, Inc. ................      21,409,730    19,051,875       2.8
INFORMATION PROCESSING            500,000      +Apple Computer, Inc. ......      10,502,715     6,531,250       1.0
RETAIL                          1,700,000      +Charming Shoppes, Inc. ....       7,070,329     7,862,500       1.2
COMPUTER SERVICES                 700,000      +Compuserve Corporation ....       8,005,978     8,487,500       1.3
INFORMATION PROCESSING            275,000      +Digital Equipment Corporation...    9,623,430   10,175,000      1.5
TECHNOLOGY                        879,200      +Exabyte Corporation .......      10,803,293     5,659,850       0.8
SEMICONDUCTORS                    750,000      +Integrated Device
                                                 Technology, Inc. .........       8,372,460     7,031,250       1.1
RETAIL                          1,000,000      +Kmart Corporation..........      11,285,019    11,562,500       1.7
SOFTWARE                        1,137,500      +Mentor Graphics Corporation...   11,232,266    11,019,531       1.6
SOFTWARE                        1,450,000      +Novell, Inc. ..............      11,396,972    10,784,375       1.6
COMPUTER SERVICES                 950,000      Scitex Corporation
                                                 Ltd.(ADR)(a)..............      10,783,715    11,340,625       1.7
COMPUTER SERVICES                 275,000      +Seagate Technology,
                                                 Inc. .....................       8,002,248     5,293,750       0.8
BEVERAGE & ENTERTAINMENT          500,000      Seagram Company Ltd. (The)...     17,915,499    16,156,250       2.4
INSURANCE                         400,000      TIG Holdings, Inc. .........      11,728,529    13,275,000       2.0
INSURANCE                         275,000      Travelers Property Casualty
                                                 Corp. (Class A)...........       9,762,500    12,100,000       1.8
TELECOMMUNICATIONS                450,000      +U S West Media Group,
                                                 Inc. .....................       8,483,690    12,993,750       1.9
STEEL                           1,050,000      +WHX Corporation (b)........      10,356,874    12,468,750       1.9
BANKING                            50,000      Wells Fargo & Company.......      12,746,277    16,971,875       2.5
OIL--INTERNATIONAL                350,000      Yacimentos Petroliferos
                                                 Fiscales S.A. (ADR)(a)....       7,185,793    11,965,625       1.8
                                                                               ------------  ------------     -----
                                                                                219,393,339   220,828,131      32.9
----------------------------------------------------------------------------------------------------------------------
BELOW-AVERAGE PRICE/EARNINGS RATIO
----------------------------------------------------------------------------------------------------------------------
CHEMICALS                         125,000      duPont (E.I.) de Nemours &
                                                 Co. ......................       7,462,998     7,507,812       1.1
AUTOMOTIVE                        190,000      Ford Motor Company..........       6,177,479     9,250,625       1.4
AUTOMOTIVE                        200,000      General Motors
                                                 Corporation...............      10,702,284    12,125,000       1.8
CHEMICALS                         330,000      Great Lakes Chemical
                                                 Corporation...............      14,477,567    14,808,750       2.2
ENTERTAINMENT                     425,400      +Harrah's Entertainment,
                                                 Inc. .....................       7,997,140     8,029,425       1.2
BANKING                           600,000      Hibernia Corporation (Class
                                                 A)........................       7,345,555    11,287,500       1.7
CHEMICALS                         255,300      Hercules Inc. ..............      12,362,092    12,780,956       1.9
INFORMATION PROCESSING            120,000      International Business
                                                 Machines Corp. ...........       8,367,029    12,547,500       1.9
RETAIL                            300,000      +Woolworth Corporation......       6,448,726     6,112,500       0.9
                                                                               ------------  ------------     -----
                                                                                 81,340,870    94,450,068      14.1
----------------------------------------------------------------------------------------------------------------------
ABOVE-AVERAGE YIELD
----------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS                300,000      AT&T Corp. .................      10,658,850    18,375,000       2.7
BANKING                           100,000      Bankers Trust New York
                                                 Corporation...............       7,867,192    11,243,750       1.7
PHARMACEUTICALS                    80,000      Bristol-Myers Squibb Co. ...       3,296,133     7,570,000       1.1
PUBLISHING                        250,000      Dow Jones & Company,
                                                 Inc. .....................       9,759,114    13,421,875       2.0
OIL SERVICES                      250,000      Dresser Industries, Inc. ...       7,730,690    10,484,375       1.6
PHOTOGRAPHY                       312,300      Eastman Kodak Company.......      20,301,369    18,991,744       2.8
MACHINERY                         400,000      ITT Industries Inc. ........       9,221,079    12,550,000       1.9
FOREST PRODUCTS & PAPER           250,000      International Paper
                                                 Company ..................      10,177,464    10,781,250       1.6
FOREST PRODUCTS & PAPER           500,000      Louisiana-Pacific
                                                 Corporation ..............      11,883,702     9,500,000       1.4
OIL--DOMESTIC                     400,000      Occidental Petroleum
                                                 Corporation...............       9,176,500    11,725,000       1.7
PHARMACEUTICALS                   475,000      Pharmacia & Upjohn, Inc. ...      15,746,539    17,396,875       2.6
TOBACCO                           250,000      Philip Morris Companies,
                                                 Inc. .....................      10,534,180    11,328,125       1.7
RETAIL TRADE                      200,000      Sears, Roebuck & Co. .......       9,011,460     9,050,000       1.3
SERVICES                          350,000      Tupperware Corporation......       9,336,800     9,756,250       1.5
STEEL                             400,000      USX-US Steel Group, Inc. ...      11,903,144    12,500,000       1.9
OIL--DOMESTIC                     250,000      Unocal Corporation..........       9,725,214     9,703,125       1.4
                                                                               ------------  ------------     -----
                                                                                166,329,430   194,377,369      28.9
----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--BASIC VALUE FOCUS FUND
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997 (CONCLUDED)
--------------------------------------------------------------------------------

                                SHARES                                                          VALUE       PERCENT OF
INDUSTRY                         HELD                     STOCKS                   COST       (NOTE 1A)     NET ASSETS
----------------------------------------------------------------------------------------------------------------------
SPECIAL SITUATIONS
----------------------------------------------------------------------------------------------------------------------
HEALTH MAINTENANCE ORGANIZATIONS  650,600      +Humana, Inc. ..............    $ 12,749,489  $ 13,499,950       2.0%
AEROSPACE & DEFENSE               122,000      Lockheed Martin
                                                 Corporation...............      11,801,919    12,017,000       1.8
MEDICAL SERVICES                  725,000      +Pharmaceutical Product
                                                 Development, Inc. ........      13,229,805    11,146,875       1.7
FOREST PRODUCTS & PAPER         1,000,000      +Stone Container
                                                 Corporation...............      14,226,851    10,437,500       1.6
SEMICONDUCTORS                    200,000      Texas Instruments Inc. .....       8,820,882     9,000,000       1.3
OIL--DOMESTIC                     500,000      Union Texas Petroleum
                                                 Holdings, Inc. ...........      11,533,850    10,406,250       1.5
BEVERAGE & ENTERTAINMENT          400,000      +Viacom, Inc. (Class B).....      11,321,864    16,575,000       2.5
                                                                               ------------  ------------     -----
                                                                                 83,684,660    83,082,575      12.4
----------------------------------------------------------------------------------------------------------------------
                                               TOTAL STOCKS                     550,748,299   592,738,143      88.3
----------------------------------------------------------------------------------------------------------------------
                                 FACE
                                AMOUNT            SHORT-TERM SECURITIES
----------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER*             $ 9,634,000      Atlantic Asset
                                                 Securitization Corp.,
                                                 5.90% due 1/12/1998.......       9,615,053     9,615,053       1.4
                                  157,000      CIT Group Holdings, Inc.
                                                 (The), 6.75% due
                                                 1/02/1998.................         156,941       156,941       0.0
                               15,000,000      Corporate Receivables Corp.,
                                                 5.75% due 1/14/1998.......      14,966,458    14,966,458       2.2
                               15,132,000      General Electric Capital
                                                 Corp., 6.75% due
                                                 1/02/1998.................      15,126,326    15,126,326       2.3
                                               Lexington Parker Capital
                                                 LLC:
                                9,485,000      5.89% due 1/07/1998.........       9,474,137     9,474,137       1.4
                               11,000,000      5.90% due 1/21/1998.........      10,962,142    10,962,142       1.6
                               10,000,000      Riverwoods Funding Corp.,
                                                 5.80% due 1/08/1998.......       9,987,111     9,987,111       1.5
                               10,000,000      WCP Funding Inc., 5.875% due
                                                 1/09/1998.................       9,985,313     9,985,313       1.5
----------------------------------------------------------------------------------------------------------------------
                                               TOTAL SHORT-TERM SECURITIES       80,273,481    80,273,481      11.9
----------------------------------------------------------------------------------------------------------------------
                                               TOTAL INVESTMENTS...........    $631,021,780   673,011,624     100.2
                                                                               ============
                                               LIABILITIES IN EXCESS OF
                                                 OTHER ASSETS..............                    (1,338,685)     (0.2)
                                                                                             ------------     -----
                                               NET ASSETS..................                  $671,672,939     100.0%
                                                                                             ============     =====
----------------------------------------------------------------------------------------------------------------------

  + Non-income producing security.

  * Commercial Paper is traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund.

(a) American Depositary Receipts (ADR).

(b) Investments in companies 5% or more of whose outstanding securities are held by the Fund (such companies are defined as "Affiliated Companies" in section 2(a)(3) of the Investment Company Act of 1940) are as follows:

-------------------------------------------------------------------------------------------------------------------
                                                                                 NET SHARE       NET       DIVIDEND
             INDUSTRY                               AFFILIATE                     ACTIVITY       COST       INCOME
-------------------------------------------------------------------------------------------------------------------
Steel                                            WHX Corporation                 240,700      $1,733,666      +
-------------------------------------------------------------------------------------------------------------------

+ Non-income producing security.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--BASIC VALUE FOCUS FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 1997
--------------------------------------------------------------------------------

ASSETS:
Investments, at value (identified cost--$631,021,780) (Note
  1a).......................................................                $673,011,624
Receivables:
  Securities sold...........................................  $1,503,776
  Dividends.................................................     828,105
  Capital shares sold.......................................     637,125       2,969,006
                                                              ----------
Deferred organization expenses (Note 1e)....................                         720
Prepaid expenses and other assets...........................                      36,788
                                                                            ------------
Total assets................................................                 676,018,138
                                                                            ------------
-----------------------------------------------------------------------------------------
LIABILITIES:
Payables:
  Securities purchased......................................   3,747,053
  Investment adviser (Note 2)...............................     354,686
  Capital shares redeemed...................................      23,398       4,125,137
                                                              ----------
Accrued expenses and other liabilities......................                     220,062
                                                                            ------------
Total liabilities...........................................                   4,345,199
                                                                            ------------
-----------------------------------------------------------------------------------------
NET ASSETS..................................................                $671,672,939
                                                                            ============
-----------------------------------------------------------------------------------------
NET ASSET CONSIST OF:
Class A Shares of Common Stock, $0.10 par value, 100,000,000
  shares authorized.........................................                $  4,237,711
Class B Shares of Common Stock, $0.10 par value, 100,000,000
  shares authorized.........................................                       2,197
Paid-in capital in excess of par............................                 522,248,964
Undistributed investment income--net........................                   7,897,468
Undistributed realized capital gains on investments--net....                  95,296,755
Unrealized appreciation on investments--net.................                  41,989,844
                                                                            ------------
NET ASSETS..................................................                $671,672,939
                                                                            ============
-----------------------------------------------------------------------------------------
NET ASSET VALUE:
Class A--Based on net assets of $671,324,915 and 42,377,106
  shares outstanding........................................                $      15.84
                                                                            ============
Class B--Based on net assets of $348,024 and 21,965 shares
  outstanding...............................................                $      15.84
                                                                            ============
-----------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--BASIC VALUE FOCUS FUND
STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTES 1c & 1d):
Dividends (net of $59,411 foreign withholding tax)..........                $  7,315,648
Interest and discount earned................................                   4,354,162
                                                                            ------------
Total income................................................                  11,669,810
                                                                            ------------
-----------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees (Note 2)...........................  $3,489,377
Accounting services (Note 2)................................     129,561
Custodian fees..............................................      56,867
Professional fees...........................................      54,700
Registration fees (Note 1e).................................      22,558
Directors' fees and expenses................................      10,215
Transfer agent fees--Class A (Note 2).......................       5,004
Amortization of organization expenses (Note 1e).............         720
Pricing services............................................         298
Distribution fees--Class B (Note 2)*........................          35
Other.......................................................       2,979
                                                              ----------
Expenses....................................................                   3,772,314
                                                                            ------------
Investment income--net......................................                   7,897,496
                                                                            ------------
-----------------------------------------------------------------------------------------
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS--NET (NOTES
  1B, 1D & 3):
Realized gain on investments--net...........................                  96,532,191
Change in unrealized appreciation on investments--net.......                    (914,299)
                                                                            ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........                $103,515,388
                                                                            ============
-----------------------------------------------------------------------------------------

* Class B Shares commenced operations on November 3, 1997.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--BASIC VALUE FOCUS FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  FOR THE YEAR ENDED
                                                                     DECEMBER 31,
                                                              ---------------------------
INCREASE (DECREASE) IN NET ASSETS:                                1997           1996
-----------------------------------------------------------------------------------------
OPERATIONS:
Investment income--net......................................  $  7,897,496   $  5,533,281
Realized gain on investments--net...........................    96,532,191     56,406,548
Change in unrealized appreciation/depreciation on
  investments--net..........................................      (914,299)    13,550,612
                                                              ------------   ------------
Net increase in net assets resulting from operations........   103,515,388     75,490,441
                                                              ------------   ------------
-----------------------------------------------------------------------------------------
DIVIDENDS & DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1f):
Investment income--net:
  Class A...................................................    (3,224,650)    (4,571,085)
Realized gain on investments--net:
  Class A...................................................   (54,136,801)   (16,947,347)
                                                              ------------   ------------
Net decrease in net assets resulting from dividends and
  distributions to shareholders.............................   (57,361,451)   (21,518,432)
                                                              ------------   ------------
-----------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4):
Net increase in net assets derived from capital share
  transactions..............................................   100,588,838    164,495,262
                                                              ------------   ------------
-----------------------------------------------------------------------------------------
NET ASSETS:
Total increase in net assets................................   146,742,775    218,467,271
Beginning of year...........................................   524,930,164    306,462,893
                                                              ------------   ------------
End of year*................................................  $671,672,939   $524,930,164
                                                              ============   ============
-----------------------------------------------------------------------------------------
* Undistributed investment income--net......................  $  7,897,468   $  3,224,622
                                                              ============   ============
-----------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--BASIC VALUE FOCUS FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                            CLASS A
THE FOLLOWING PER SHARE DATA AND RATIOS HAVE BEEN DERIVED   -----------------------------------------------------------------------
FROM INFORMATION PROVIDED IN THE FINANCIAL STATEMENTS.                                                              FOR THE PERIOD
                                                                      FOR THE YEAR ENDED DECEMBER 31,              JULY 1, 1993+ TO
                                                            ----------------------------------------------------     DECEMBER 31,
INCREASE (DECREASE) IN NET ASSET VALUE:                         1997         1996          1995          1994            1993
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.................         $  14.74     $  13.10      $  11.10      $  10.95        $ 10.00
                                                              --------     --------      --------      --------        -------
Investment income--net...............................              .19          .17           .18           .17            .04
Realized and unrealized gain on investments--net.....             2.52         2.37          2.49           .08            .91
                                                              --------     --------      --------      --------        -------
Total from investment operations.....................             2.71         2.54          2.67           .25            .95
                                                              --------     --------      --------      --------        -------
Less dividends and distributions:
  Investment income--net.............................             (.09)        (.18)         (.19)         (.10)            --
  Realized gain on investments--net..................            (1.52)        (.72)         (.48)           --             --
                                                              --------     --------      --------      --------        -------
Total dividends and distributions....................            (1.61)        (.90)         (.67)         (.10)            --
                                                              --------     --------      --------      --------        -------
Net asset value, end of period.......................         $  15.84     $  14.74      $  13.10      $  11.10        $ 10.95
                                                              ========     ========      ========      ========        =======
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN:**
Based on net asset value per share...................           20.62%       20.69%        25.49%         2.36%          9.50%++
                                                              ========     ========      ========      ========        =======
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses.............................................             .65%         .66%          .66%          .72%           .86%*
                                                              ========     ========      ========      ========        =======
Investment income--net...............................            1.36%        1.37%         1.68%         2.08%          1.69%*
                                                              ========     ========      ========      ========        =======
-----------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands).............         $671,325     $524,930      $306,463      $164,307        $47,207
                                                              ========     ========      ========      ========        =======
Portfolio turnover...................................           95.52%       68.41%        74.10%        60.55%         30.86%
                                                              ========     ========      ========      ========        =======
Average commission rate paid++++.....................         $  .0562     $  .0549            --            --             --
                                                              ========     ========      ========      ========        =======
-----------------------------------------------------------------------------------------------------------------------------------

* Annualized.

** Total investment returns exclude insurance-related fees and expenses.

+ Commencement of operations.

++ Aggregate total investment return.

++++ For the fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for purchases and sales of equity securities.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--BASIC VALUE FOCUS FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                   CLASS B
                                                                                             --------------------
                                                                                                FOR THE PERIOD
THE FOLLOWING PER SHARE DATA AND RATIOS HAVE BEEN DERIVED FROM INFORMATION PROVIDED IN THE    NOVEMBER 3, 1997+
FINANCIAL STATEMENTS.                                                                          TO DECEMBER 31,
INCREASE (DECREASE) IN NET ASSET VALUE:                                                              1997
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.......................................                        $  15.89
                                                                                                   --------
Investment income--net.....................................................                             .01
Realized and unrealized gain on investments--net...........................                            (.06)
                                                                                                   --------
Total from investment operations...........................................                            (.05)
                                                                                                   --------
Net asset value, end of period.............................................                        $  15.84
                                                                                                   ========
-----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN:**
Based on net asset value per share.........................................                          (0.31%)++
                                                                                                   ========
-----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses...................................................................                            .82%*
                                                                                                   ========
Investment income--net.....................................................                           1.27%*
                                                                                                   ========
-----------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)...................................                        $    348
                                                                                                   ========
Portfolio turnover.........................................................                          95.52%
                                                                                                   ========
Average commission rate paid...............................................                        $  .0562
                                                                                                   ========
-----------------------------------------------------------------------------------------------------------------

* Annualized.

** Total investment returns exclude insurance-related fees and expenses.

+ Commencement of operations.

++ Aggregate total investment return.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--BASIC VALUE FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES:

Merrill Lynch Variable Series Funds, Inc. (the "Company") is an open-end management investment company that is comprised of 16 separate funds. Each fund offers two classes of shares to the Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York (indirect wholly-owned subsidiaries of Merrill Lynch & Co., Inc. ("ML & Co.")), and other insurance companies that are not affiliated with ML & Co., for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. Effective September 17, 1997, each fund's existing class of shares was designated as Class A Shares and each fund began offering Class B Shares. Both classes of shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class and Class B Shares bear certain expenses related to the distribution of such shares. Basic Value Focus Fund (the "Fund") is classified as "diversified", as defined in the Investment Company Act of 1940. The following is a summary of significant accounting policies followed by the Fund.

  (a) Valuation of investments--Portfolio securities which are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued, or lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. Portfolio securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last asked price. Short-term securities are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Company.

  (b) Derivative financial instruments--The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the equity and debt markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

- Options--The Fund may write covered call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premiums received is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received (or gain or loss to the extent the cost of the closing transaction exceeds the premium received).

  Written options are non-income producing investments.

  (c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

  (d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income is recorded on the ex-dividend dates. Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

  (e) Deferred organization expenses--Deferred organization expenses are charged to expense on a straight-line basis over a five-year period.

  (f) Dividends and distributions to shareholders--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

2. INVESTMENT ADVISORY AGREEMENT AND
TRANSACTIONS WITH AFFILIATES:

The Company has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of ML & Co., which is the limited partner. The Company has also entered into a Distribution

--------------------------------------------------------------------------------

Agreement and Distribution Plan with Merrill Lynch Funds Distributor, Inc. ("MLFD" or "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc.

  MLAM is responsible for the management of the Company's funds and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the funds. For such services, the Fund pays a monthly fee at the annual rate of 0.60% of the average daily value of the Fund's net assets.

  Pursuant to the Distribution Plan adopted by the Company, pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing distribution fee each month at the annual rate of 0.15% of the average daily value of the Fund's Class B net assets.

  MLAM and Merrill Lynch Life Agency, Inc. ("MLLA") have entered into an agreement which limits the operating expenses paid by the Fund, exclusive of any distribution fees imposed on Class B Shares, to 1.25% of its average daily net assets. Any such expenses in excess of 1.25% of average daily net assets will be reimbursed to the Fund by MLAM which, in turn, will be reimbursed by MLLA.

  For the year ended December 31, 1997, Merrill Lynch, Pierce, Fenner & Smith Inc., a subsidiary of ML & Co., earned $30,147 in commissions on the execution of portfolio security transactions.

  Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Company's transfer agent.

  Accounting services are provided to the Fund by MLAM at cost.

  Certain officers and/or directors of the Company are officers and/or directors of MLAM, PSI, MLFDS, MLFD, and/or ML & Co.

3. INVESTMENTS:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 1997 were $545,266,359 and $480,847,418, respectively.

  Net realized and unrealized gains (losses) as of December 31, 1997 were as follows:

--------------------------------------------------------------------
                                           Realized      Unrealized
                                         Gains(Losses)      Gains
--------------------------------------------------------------------
Long-term investments..................   $96,532,195    $41,989,844
Short-term investments.................            (4)            --
                                          -----------    -----------
Total..................................   $96,532,191    $41,989,844
                                          ===========    ===========
--------------------------------------------------------------------

  At December 31, 1997, net unrealized appreciation for Federal income tax purposes aggregated $40,936,770, of which $73,244,765 related to appreciated securities and $32,307,995 related to depreciated securities. At December 31, 1997, the aggregate cost of investments for Federal income tax purposes was $632,074,854.

4. CAPITAL SHARE TRANSACTIONS:

Net increase in net assets derived from capital share transactions was $100,588,838 and $164,495,262 for the years ended December 31, 1997 and December 31, 1996, respectively.

  Transactions in capital shares for each class were as follows:

-----------------------------------------------------------------
Class A Shares for the Year                             Dollar
Ended December 31, 1997                  Shares         Amount
-----------------------------------------------------------------
Shares sold..........................   9,505,073    $141,108,871
Shares issued to shareholders in
 reinvestment of dividends and
 distributions.......................   4,361,868      57,361,452
                                       ----------    ------------
Total issued.........................  13,866,941     198,470,323
Shares redeemed......................  (7,112,265)    (98,226,048)
                                       ----------    ------------
Net increase.........................   6,754,676    $100,244,275
                                       ==========    ============
-----------------------------------------------------------------

-----------------------------------------------------------------
Class A Shares For the Year                             Dollar
Ended December 31, 1996                  Shares         Amount
-----------------------------------------------------------------
Shares sold..........................  11,000,199    $149,832,843
Shares issued to shareholders in
 reinvestment of dividends and
 distributions.......................   1,724,353      21,518,432
                                       ----------    ------------
Total issued.........................  12,724,552     171,351,275
Shares redeemed......................    (493,551)     (6,856,013)
                                       ----------    ------------
Net increase.........................  12,231,001    $164,495,262
                                       ==========    ============
-----------------------------------------------------------------

------------------------------------------------------------------
Class B Shares for the Period                              Dollar
November 3, 1997+ to December 31, 1997      Shares         Amount
------------------------------------------------------------------
Shares sold...............................  24,431        $383,980
Shares redeemed...........................  (2,466)        (39,417)
                                            ------        --------
Net increase..............................  21,965        $344,563
                                            ======        ========
------------------------------------------------------------------

 + Commencement of operations.

5. SUBSEQUENT EVENT:

On January 2, 1998, the Company's Board of Directors declared an ordinary income dividend in the amount of $1.240376 per Class A Share and $1.238798 per Class B Share and a long-term capital gains distribution in the amount of $1.218343 per share for each of the two classes payable on January 9, 1998 to shareholders of record as of December 31, 1997.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--DEVELOPING CAPITAL MARKETS FOCUS FUND SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997
--------------------------------------------------------------------------------

                                                                                                     VALUE       PERCENT OF
AFRICA                INDUSTRY        SHARES HELD            INVESTMENTS               COST        (NOTE 1A)     NET ASSETS
----------------------------------------------------------------------------------------------------------------------------
SOUTH AFRICA      BEVERAGE &               133,850   Rembrandt Group Limited.....  $  1,406,842   $    976,907        0.7%
                  TOBACCO                   27,000   South African Breweries
                                                       Ltd. .....................       699,038        666,118        0.5
                                            12,090   South African Breweries Ltd.
                                                       (ADR)(a)..................       402,167        294,392        0.2
                                                                                   ------------   ------------      -----
                                                                                      2,508,047      1,937,417        1.4
                  -----------------------------------------------------------------------------------------------------
                  DIVERSIFIED                5,700   +Billiton PLC(g)............        20,604         14,605        0.0
                                           212,200   +Billiton PLC (ADR)(a)(g)...       775,191        519,890        0.4
                                           185,808   Rembrandt Controlling
                                                       Investments Ltd. .........     1,275,779        916,816        0.6
                                           212,263   Sasol Limited...............     2,554,490      2,225,619        1.6
                                                                                   ------------   ------------      -----
                                                                                      4,626,064      3,676,930        2.6
                  -----------------------------------------------------------------------------------------------------
                  FINANCIAL                 94,740   First National Bank Holdings
                  SERVICES                             Ltd. .....................       584,115        842,415        0.6
                                            19,551   Nedcor Ltd. (Ordinary)......       245,310        434,109        0.3
                                                                                   ------------   ------------      -----
                                                                                        829,425      1,276,524        0.9
                  -----------------------------------------------------------------------------------------------------
                  MACHINERY                167,340   Gencor Limited..............       392,282        276,950        0.2
                                            42,440   Gencor Limited (ADR)(a).....       129,314         70,204        0.0
                                                                                   ------------   ------------      -----
                                                                                        521,596        347,154        0.2
                  -----------------------------------------------------------------------------------------------------
                  MERCHANDISING            441,850   Pick'n Pay Stores Limited...       503,577        644,062        0.5
                                            11,179   Pick'n Pay Stores Limited
                                                       'N'.......................        16,013         15,169        0.0
                                                                                   ------------   ------------      -----
                                                                                        519,590        659,231        0.5
                  -----------------------------------------------------------------------------------------------------
                  NEWSPAPER/                86,300   Nasionale Pers Beperk 'N'...       849,613        709,704        0.5
                  PUBLISHING
                  -----------------------------------------------------------------------------------------------------
                                                     TOTAL INVESTMENTS IN
                                                     SOUTH AFRICA                     9,854,335      8,606,960        6.1
----------------------------------------------------------------------------------------------------------------------------
ZIMBABWE          BEVERAGE &               736,377   Delta Corporation Ltd. .....       733,883        504,368        0.4
                  TOBACCO
                  -----------------------------------------------------------------------------------------------------
                                                     TOTAL INVESTMENTS IN
                                                     ZIMBABWE                           733,883        504,368        0.4
----------------------------------------------------------------------------------------------------------------------------
                                                     TOTAL INVESTMENTS IN
                                                     AFRICA                          10,588,218      9,111,328        6.5
----------------------------------------------------------------------------------------------------------------------------
EUROPE
----------------------------------------------------------------------------------------------------------------------------
GREECE            BEVERAGE                 166,328   Hellenic Bottling Co.
                                                       S.A. .....................     3,457,017      3,861,552        2.7
                  -----------------------------------------------------------------------------------------------------
                                                     TOTAL INVESTMENTS IN
                                                     GREECE                           3,457,017      3,861,552        2.7
----------------------------------------------------------------------------------------------------------------------------
HUNGARY           BANKING                   43,678   OTP Bank (GDR)(b)...........     1,040,028      1,659,764        1.2
                  -----------------------------------------------------------------------------------------------------
                  HEALTH/PERSONAL           23,559   Gedeon Richter Ltd.
                  CARE                                 (GDR)(b)..................       679,857      2,738,734        1.9
                                             1,000   Gedeon Richter Ltd.
                                                       (GDR)(b)(e)...............        40,875        116,250        0.1
                                                                                   ------------   ------------      -----
                                                                                        720,732      2,854,984        2.0
                  -----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--DEVELOPING CAPITAL MARKETS FOCUS FUND SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997 (CONTINUED)
--------------------------------------------------------------------------------

EUROPE                                                                                               VALUE       PERCENT OF
(CONTINUED)           INDUSTRY        SHARES HELD            INVESTMENTS               COST        (NOTE 1A)     NET ASSETS
----------------------------------------------------------------------------------------------------------------------------
HUNGARY           TELECOMMUNICATIONS        27,500   +Magyar TavKozlesi
(CONCLUDED)                                            Reszvenytarsasag, Ltd.
                                                       (MATAV) (ADR)(a)..........  $    512,875   $    715,000        0.5%
                                           563,900   +Magyar TavKozlesi
                                                       Reszvenytarsasag, Ltd.
                                                       (MATAV) (Ordinary)........     1,779,623      2,996,851        2.1
                                                                                   ------------   ------------      -----
                                                                                      2,292,498      3,711,851        2.6
                  -----------------------------------------------------------------------------------------------------
                                                     TOTAL INVESTMENTS IN
                                                     HUNGARY                          4,053,258      8,226,599        5.8
----------------------------------------------------------------------------------------------------------------------------
POLAND            AUTOMOTIVE                31,477   T.C. Debica S.A.............       715,104        769,040        0.5
                  -----------------------------------------------------------------------------------------------------
                  BANKING                  104,975   Wielkopolsky Bank Kredytowy
                                                       S.A.......................       694,747        527,857        0.4
                  -----------------------------------------------------------------------------------------------------
                  ELECTRICAL &             293,464   Elektrim Towarzystow
                  ELECTRONICS                          Handlowe S.A..............     2,777,085      2,842,932        2.0
                  -----------------------------------------------------------------------------------------------------
                  MULTI-INDUSTRY            92,953   +NIF Piast S.A. ............       280,910        253,508        0.2
                                            80,240   +NIF Progress...............       249,142        189,202        0.1
                                                                                   ------------   ------------      -----
                                                                                        530,052        442,710        0.3
                  -----------------------------------------------------------------------------------------------------
                                                     TOTAL INVESTMENTS IN
                                                     POLAND                           4,716,988      4,582,539        3.2
----------------------------------------------------------------------------------------------------------------------------
PORTUGAL          BUILDING PRODUCTS         86,784   Cimpor-Cimentos de Portugal
                                                       S.A.......................     1,958,718      2,277,726        1.6
                  -----------------------------------------------------------------------------------------------------
                  TELECOMMUNICATIONS        11,507   Portugal Telecom S.A. ......       403,111        534,656        0.4
                  -----------------------------------------------------------------------------------------------------
                                                     TOTAL INVESTMENTS
                                                     IN PORTUGAL                      2,361,829      2,812,382        2.0
----------------------------------------------------------------------------------------------------------------------------
RUSSIA            ELECTRICAL                32,000   +Lenenergo..................        31,680         19,232        0.0
                  COMPONENTS &           3,220,028   +Unified Energy Systems.....     1,167,384        966,008        0.7
                  DISTRIBUTION              24,710   +Unified Energy Systems
                                                       (GDR)(b)..................       884,022        741,300        0.5
                                                                                   ------------   ------------      -----
                                                                                      2,083,086      1,726,540        1.2
                  -----------------------------------------------------------------------------------------------------
                  ENERGY SOURCES            62,183   AO Mosenergo (ADR)(a).......     1,960,069      2,294,553        1.6
                                           275,000   +Irkutskenergo (GDR)(b).....        34,732         53,350        0.1
                                                                                   ------------   ------------      -----
                                                                                      1,994,801      2,347,903        1.7
                  -----------------------------------------------------------------------------------------------------
                  NATURAL GAS               13,480   RAO Gazprom (ADR)(a)(e).....       212,310        325,205        0.2
                  -----------------------------------------------------------------------------------------------------
                  OIL & RELATED             26,000   Lukoil Oil Company
                                                       (ADR)(a)..................     1,426,675      2,392,000        1.7
                  -----------------------------------------------------------------------------------------------------
                  TELECOMMUNICATIONS        82,300   +Bashinformsvyaz............       220,980         98,760        0.1
                                               523   +Moscow City Telephone......     1,096,200        627,600        0.4
                                            31,142   +Nizhnovsvyazinform.........       164,974         93,426        0.1
                                           170,193   +Rostelecom (Ordinary)......       660,040        587,166        0.4
                                             6,000   Tyumentlecom................        40,770         23,520        0.0
                                                                                   ------------   ------------      -----
                                                                                      2,182,964      1,430,472        1.0
                  -----------------------------------------------------------------------------------------------------
                  UTILITIES--ELECTRIC       199,692  +Bashkirenergo..............       117,784        101,843        0.1
                  & GAS
                  -----------------------------------------------------------------------------------------------------
                                                     TOTAL INVESTMENTS IN
                                                     RUSSIA                           8,017,620      8,323,963        5.9
----------------------------------------------------------------------------------------------------------------------------
TURKEY            BANKING                6,246,300   Akbank T.A.S. (Ordinary)....       450,545        550,700        0.4
                                        17,160,000   Yapi Ve Kredi Bankasi
                                                       A.S.......................       414,962        654,899        0.5
                                                                                   ------------   ------------      -----
                                                                                        865,507      1,205,599        0.9
                  -----------------------------------------------------------------------------------------------------
                  BUILDING PRODUCTS      1,808,700   Adana Cimento Sanayii A.S.
                                                       (Class A).................       164,363        152,909        0.1
                                         8,517,792   Akcansa Cimento A.S.........     1,299,765      1,193,314        0.8
                                                                                   ------------   ------------      -----
                                                                                      1,464,128      1,346,223        0.9
                  -----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--DEVELOPING CAPITAL MARKETS FOCUS FUND SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997 (CONTINUED)
--------------------------------------------------------------------------------

EUROPE                               SHARES HELD/                                                    VALUE       PERCENT OF
(CONCLUDED)       INDUSTRY            FACE AMOUNT            INVESTMENTS               COST        (NOTE 1A)     NET ASSETS
----------------------------------------------------------------------------------------------------------------------------
TURKEY            INVESTMENT                40,921   +Haci Omer Sabanci Holding
(CONCLUDED)       MANAGEMENT                           A.S. (ADR)(a).............  $    592,249   $    624,045        0.4%
                  -----------------------------------------------------------------------------------------------------
                  MULTI-INDUSTRY         1,021,500   Alarko Holdings A.S.........       208,241        219,598        0.2
                  -----------------------------------------------------------------------------------------------------
                  TELECOMMUNICATIONS       654,400   +Netas Northern Electric
                  & EQUIPMENT                          Telekomunikasyon A.S. ....       220,095        237,101        0.2
                  -----------------------------------------------------------------------------------------------------
                                                     TOTAL INVESTMENTS IN
                                                     TURKEY                           3,350,220      3,632,566        2.6
----------------------------------------------------------------------------------------------------------------------------
                                                     TOTAL INVESTMENTS IN
                                                     EUROPE                          25,956,932     31,439,601       22.2
----------------------------------------------------------------------------------------------------------------------------
LATIN
AMERICA
----------------------------------------------------------------------------------------------------------------------------
ARGENTINA         BANKING                   22,300   Banco de Galicia y Buenos
                                                       Aires S.A. (ADR)(a).......       730,924        574,225        0.4
                  -----------------------------------------------------------------------------------------------------
                  OIL & GAS                 77,672   Yacimientos Petroliferos
                  PRODUCERS                            Fiscales S.A.
                                                       (YPF)(ADR)(a).............     2,676,974      2,655,411        1.9
                  -----------------------------------------------------------------------------------------------------
                  OIL & RELATED            174,132   Companhia Naviera Perez
                                                       Companc S.A.C.F.I.M.F.A.
                                                       (Class B).................       818,348      1,243,551        0.9
                  -----------------------------------------------------------------------------------------------------
                                                     TOTAL INVESTMENTS IN
                                                     ARGENTINA                        4,226,246      4,473,187        3.2
----------------------------------------------------------------------------------------------------------------------------
BRAZIL            BANKING               47,631,523   Banco Bradesco S.A.
                                                       (Preferred)...............       352,463        469,486        0.3
                                         2,036,494   Banco Bradesco S.A.
                                                       (Rights)(d)...............             0          3,650        0.0
                                         1,882,000   Banco Itau S.A.
                                                       (Preferred)...............     1,091,753      1,011,828        0.7
                                            46,900   +UNIBANCO--Uniao de Bancos
                                                       Brasilerios S.A.
                                                       (GDR)(b)..................     1,347,982      1,509,594        1.1
                                                                                   ------------   ------------      -----
                                                                                      2,792,198      2,994,558        2.1
                  -----------------------------------------------------------------------------------------------------
                  BEVERAGE                   4,800   Companhia Cervejaria Brahma
                                                       S.A. PN (ADR)(a)..........        70,224         68,100        0.1
                                         4,182,525   Companhia Cervejaria Brahma
                                                       S.A. PN (Preferred).......     2,249,358      2,810,837        2.0
                                                                                   ------------   ------------      -----
                                                                                      2,319,582      2,878,937        2.1
                  -----------------------------------------------------------------------------------------------------
                  GOVERNMENT         US$   174,459   Republic of Brazil, 7.06%
                  NATIONAL                             due 4/15/2014(i)..........       123,188        136,514        0.1
                  BONDS--FOREIGN
                  -----------------------------------------------------------------------------------------------------
                  METALS--STEEL      US$    10,296   Companhia de Vale do Rio
                                                       Doce S.A., 0.0% due
                                                       12/31/2049(h).............             0              0        0.0
                  -----------------------------------------------------------------------------------------------------
                  OIL & RELATED         11,141,666   Petroleo Brasileiro
                                                       S.A.--Petrobras
                                                       (Preferred)...............     2,149,724      2,605,712        1.9
                  -----------------------------------------------------------------------------------------------------
                  STEEL                    103,040   Usinas Siderurgicas de Minas
                                                       Gerais--Usiminas S.A.
                                                       (Preferred)...............     1,053,493        609,376        0.4
                  -----------------------------------------------------------------------------------------------------
                  TELECOMMUNICATIONS        37,900   Telecomunicacoes Brasileiras
                                                       S.A.--Telebras PN
                                                       (ADR)(a)..................     4,540,095      4,412,981        3.1
                  -----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--DEVELOPING CAPITAL MARKETS FOCUS FUND SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997 (CONTINUED)
--------------------------------------------------------------------------------

LATIN
AMERICA                              SHARES HELD/                                                    VALUE       PERCENT OF
(CONTINUED)       INDUSTRY            FACE AMOUNT            INVESTMENTS               COST        (NOTE 1A)     NET ASSETS
----------------------------------------------------------------------------------------------------------------------------
BRAZIL            UTILITIES--           42,832,000   Companhia Energetica de
(CONCLUDED)       ELECTRICAL & GAS                     Minas Gerais S.A. (CEMIG)
                                                       (Preferred)...............  $  2,059,177   $  1,861,043        1.3%
                                            32,100   Companhia Paranaense de
                                                       Energia S.A.--Copel
                                                       (ADR)(a)..................       555,795        439,369        0.3
                                                                                   ------------   ------------      -----
                                                                                      2,614,972      2,300,412        1.6
                  -----------------------------------------------------------------------------------------------------
                                                     TOTAL INVESTMENTS IN
                                                     BRAZIL                          15,593,252     15,938,490       11.3
----------------------------------------------------------------------------------------------------------------------------
CHILE             AUTOMOBILES               34,106   Chilgener Inc. S.A.
                                                       (ADR)(a)..................       985,279        835,597        0.6
                  -----------------------------------------------------------------------------------------------------
                  HOLDING COMPANY           69,300   +Quinenco S.A. (ADR)(a).....     1,287,351        796,950        0.5
                  -----------------------------------------------------------------------------------------------------
                  UTILITIES                 22,977   Compania de
                                                       Telecomunicaciones de
                                                       Chile S.A. (ADR)(a).......       718,237        686,438        0.5
                  -----------------------------------------------------------------------------------------------------
                                                     TOTAL INVESTMENTS IN
                                                     CHILE                            2,990,867      2,318,985        1.6
----------------------------------------------------------------------------------------------------------------------------
MEXICO            BANKING                  475,000   +Grupo Financiero
                                                       Banamex--Accival, S.A. de
                                                       C.V. (BANACCI)
                                                       (Class B).................     1,019,084      1,423,585        1.0
                                            10,650   +Grupo Financiero
                                                       Banamex--Accival, S.A. de
                                                       C.V. (BANACCI)
                                                       (Class L).................        18,179         27,491        0.0
                                                                                   ------------   ------------      -----
                                                                                      1,037,263      1,451,076        1.0
                  -----------------------------------------------------------------------------------------------------
                  BEVERAGES                131,131   Fomento Economico Mexicano,
                                                       S.A. de C.V.
                                                       (ADR)(a)(f)...............     1,040,161      1,047,501        0.7
                  -----------------------------------------------------------------------------------------------------
                  BROADCAST--MEDIA          93,121   +Grupo Televisa, S.A. de
                                                       C.V. (GDR)(b).............     3,185,893      3,602,619        2.6
                  -----------------------------------------------------------------------------------------------------
                  BUILDING &                89,517   Apasco, S.A. de C.V.........       323,221        617,665        0.4
                  CONSTRUCTION
                  -----------------------------------------------------------------------------------------------------
                  BUILDING                 182,200   +Cementos Mexicanos, S.A. de
                  MATERIALS                            C.V. (Cemex)..............       805,299        972,276        0.7
                                            53,000   +Cementos Mexicanos, S.A. de
                                                       C.V. (Cemex) (Class
                                                       B) (ADR)(a)...............       547,250        556,500        0.4
                                                                                   ------------   ------------      -----
                                                                                      1,352,549      1,528,776        1.1
                  -----------------------------------------------------------------------------------------------------
                  FOREIGN            US$   640,000   United Mexican States,
                  GOVERNMENT BONDS                     11.50% due 5/15/2026......       730,800        758,400        0.5
                  -----------------------------------------------------------------------------------------------------
                  HEALTH/PERSONAL          318,221   Kimberly-Clark de
                  CARE                                 Mexico, S.A. de C.V.
                                                       (Series A) ...............     1,011,461      1,524,365        1.1
                  -----------------------------------------------------------------------------------------------------
                  LEISURE                  431,017   Grupo Carso, S.A. de C.V.
                                                       'A1'......................     2,469,782      2,883,075        2.0
                  -----------------------------------------------------------------------------------------------------
                  RETAIL                   121,843   Cifra, S.A. de C.V. 'A'.....       154,789        299,693        0.2
                                           801,200   Cifra, S.A. de C.V. 'C'.....     1,151,781      1,799,667        1.3
                                                                                   ------------   ------------      -----
                                                                                      1,306,570      2,099,360        1.5
                  -----------------------------------------------------------------------------------------------------
                  TELECOMMUNICATIONS        73,609   Telefonos de Mexico, S.A. de
                                                       C.V. (ADR)(a).............     3,190,359      4,126,705        2.9
                  -----------------------------------------------------------------------------------------------------
                                                     TOTAL INVESTMENTS IN MEXICO     15,648,059     19,639,542       13.8
----------------------------------------------------------------------------------------------------------------------------
VENEZUELA         FOREIGN            US$   153,000   Republic of Venezuela,
                  GOVERNMENT BONDS                     9.25% due 9/15/2027.......       128,329        137,088        0.1
                  -----------------------------------------------------------------------------------------------------
                  TELECOMMUNICATIONS        64,665   Compania Anonima Nacional
                                                       Telefonos de Venezuela,
                                                       S.A. (CANTV)(ADR)(a)......     2,736,558      2,691,681        1.9
                  -----------------------------------------------------------------------------------------------------

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--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--DEVELOPING CAPITAL MARKETS FOCUS FUND SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997 (CONTINUED)
--------------------------------------------------------------------------------

LATIN
AMERICA                                                                                              VALUE       PERCENT OF
(CONCLUDED)       INDUSTRY            SHARES HELD            INVESTMENTS               COST        (NOTE 1A)     NET ASSETS
----------------------------------------------------------------------------------------------------------------------------
VENEZUELA         TEXTILES                  52,881   Sudamtex de Venezuela
(CONCLUDED)                                            S.A.C.A. (ADR) (a)(e).....  $    754,724   $    475,937        0.3%
                  -----------------------------------------------------------------------------------------------------
                  UTILITIES                647,111   C.A. La Electricidad de
                                                       Caracas, S.A..............       868,080        777,098        0.6
                  -----------------------------------------------------------------------------------------------------
                                                     TOTAL INVESTMENTS IN
                                                     VENEZUELA                        4,487,691      4,081,804        2.9
----------------------------------------------------------------------------------------------------------------------------
                                                     TOTAL INVESTMENTS IN LATIN
                                                     AMERICA                         42,946,115     46,452,008       32.8
----------------------------------------------------------------------------------------------------------------------------
MIDDLE
EAST
----------------------------------------------------------------------------------------------------------------------------
EGYPT             BANKING                   29,620   Commercial International
                                                       Bank (Egypt) S.A.E. ......       350,673        599,031        0.4
                                            39,097   Commercial International
                                                       Bank (Egypt) S.A.E.
                                                       (GDR)(b)..................       890,405        818,105        0.6
                                                                                   ------------   ------------      -----
                                                                                      1,241,078      1,417,136        1.0
                  -----------------------------------------------------------------------------------------------------
                  CEMENT                    46,065   Torah Portland Cement
                                                     Co. ........................     1,175,643      1,058,206        0.7
                  -----------------------------------------------------------------------------------------------------
                                                     TOTAL INVESTMENTS IN EGYPT       2,416,721      2,475,342        1.7
----------------------------------------------------------------------------------------------------------------------------
ISRAEL            BANKING                  688,404   Bank Hapoalim Ltd. .........     1,565,235      1,655,492        1.2
                  -----------------------------------------------------------------------------------------------------
                                                     TOTAL INVESTMENTS IN ISRAEL      1,565,235      1,655,492        1.2
----------------------------------------------------------------------------------------------------------------------------
                                                     TOTAL INVESTMENTS IN THE
                                                     MIDDLE EAST                      3,981,956      4,130,834        2.9
----------------------------------------------------------------------------------------------------------------------------
PACIFIC
BASIN/ASIA
----------------------------------------------------------------------------------------------------------------------------
CHINA             AUTOMOBILES            1,490,000   Qingling Motor Company......       756,839        730,816        0.5
                  -----------------------------------------------------------------------------------------------------
                  BUILDING PRODUCTS         20,000   +Huaxin Cement Co., Ltd. ...         3,455          1,800        0.0
                  -----------------------------------------------------------------------------------------------------
                  TELECOMMUNICATIONS       540,000   +China Telecom (Hong Kong)
                                                       Ltd. .....................       823,362        927,009        0.7
                                         1,416,000   Eastern Communications Co.,
                                                       Ltd. (Class B)............       948,665      1,716,192        1.2
                                                                                   ------------   ------------      -----
                                                                                      1,772,027      2,643,201        1.9
                  -----------------------------------------------------------------------------------------------------
                                                     TOTAL INVESTMENTS IN CHINA       2,532,321      3,375,817        2.4
----------------------------------------------------------------------------------------------------------------------------
HONG KONG         BEVERAGE &               890,000   +Tsingtao Brewery Company
                  TOBACCO                              Ltd. .....................       323,608        207,925        0.2
                  -----------------------------------------------------------------------------------------------------
                  CELLULAR                 294,625   +Smartone
                  TELEPHONES                           Telecommunications........       691,657        568,525        0.4
                  -----------------------------------------------------------------------------------------------------
                  CEMENT                 6,581,000   +Anhui Conch Cement Co.
                                                       Ltd. .....................     1,959,746      1,146,738        0.8
                  -----------------------------------------------------------------------------------------------------
                  CHEMICALS                 26,506   +Beijing Yanhua
                                                       Petrochemical (ADR)(a)....       290,806        251,807        0.2
                  -----------------------------------------------------------------------------------------------------
                  ELECTRICAL             2,817,000   Harbin Power Equipment
                  EQUIPMENT                            Company Ltd. .............       529,562        341,785        0.2
                  -----------------------------------------------------------------------------------------------------
                  FOOD                   5,431,007   Tingyi (Cayman
                                                       Islands) Holdings Co. ....     1,268,347        708,011        0.5
                  -----------------------------------------------------------------------------------------------------
                  METAL FABRICATING      1,796,000   +Jiangxi Copper Company
                                                       Ltd. .....................       507,087        199,362        0.1
                  -----------------------------------------------------------------------------------------------------
                  MULTI-INDUSTRY         5,492,000   Sinocan Holdings Ltd. ......     1,985,311      1,524,079        1.1
                  -----------------------------------------------------------------------------------------------------
                  PAPER PRODUCTS         1,647,000   Cheng Loong Co., Ltd. ......     1,143,829        862,835        0.6
                  -----------------------------------------------------------------------------------------------------
                  REAL ESTATE              802,797   Henderson China Holding
                                                       Ltd. .....................     1,380,246        642,445        0.5
                  -----------------------------------------------------------------------------------------------------
                  TELECOMMUNICATIONS     1,673,000   City Telecom (H.K.) Ltd. ...       317,552        254,810        0.2
                  & EQUIPMENT
                  -----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--DEVELOPING CAPITAL MARKETS FOCUS FUND SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997 (CONTINUED)
--------------------------------------------------------------------------------

PACIFIC
BASIN/ASIA                                                                                           VALUE       PERCENT OF
(CONTINUED)       INDUSTRY            SHARES HELD            INVESTMENTS               COST        (NOTE 1A)     NET ASSETS
----------------------------------------------------------------------------------------------------------------------------
HONG KONG         UTILITIES                743,000   +Beijing Datang Power
(CONCLUDED)                                            Generation Company Limited
                                                       (Class H).................  $    343,699   $    340,452        0.2%
                  -----------------------------------------------------------------------------------------------------
                                                     TOTAL INVESTMENTS IN
                                                     HONG KONG                       10,741,450      7,048,774        5.0
----------------------------------------------------------------------------------------------------------------------------
INDIA             AUTOMOBILE                 1,650   Bajaj Auto Ltd. ............        28,641         25,531        0.0
                                            47,350   Bajaj Auto Ltd. (GDR)(b)....     1,100,141        950,551        0.7
                                            90,400   +Reliance Industries Ltd.
                                                       (GDR)(b)..................     1,023,106        777,440        0.6
                                                                                   ------------   ------------      -----
                                                                                      2,151,888      1,753,522        1.3
                  -----------------------------------------------------------------------------------------------------
                  BANKING &                 80,100   State Bank of India Ltd.
                  FINANCIAL                            (GDR)(b)..................     1,633,340      1,457,820        1.0
                  -----------------------------------------------------------------------------------------------------
                  BUILDING                  70,500   Gujarat Ambuja Cement
                  MATERIALS &                          Limited (GDR)(b)..........       608,302        502,313        0.4
                  COMPONENTS
                  -----------------------------------------------------------------------------------------------------
                  ENERGY SOURCES            19,747   +Bombay Suburban Electric
                                                       Supply Co. Ltd.
                                                       (GDR)(b)..................       408,565        345,572        0.2
                  -----------------------------------------------------------------------------------------------------
                  FINANCIAL                 78,064   Industrial Credit &
                  SERVICES                             Investment Corporation of
                                                       India Ltd. (GDR)(b).......       768,720      1,014,832        0.7
                  -----------------------------------------------------------------------------------------------------
                  LEISURE                   65,822   EIH Ltd. (GDR)(b)(e)........       893,147        878,724        0.6
                                            14,000   Indian Hotels
                                                       Company Limited (The)
                                                       (GDR)(b)..................       286,662        267,400        0.2
                                                                                   ------------   ------------      -----
                                                                                      1,179,809      1,146,124        0.8
                  -----------------------------------------------------------------------------------------------------
                  TELECOMMUNICATIONS        42,000   Mahanagar Telephone Nigam
                                                       Limited...................       314,461        277,136        0.2
                                            44,034   +Videsh Sanchar Nigam
                                                       Ltd.(GDR)(b)..............       743,436        617,577        0.4
                                            16,000   +Videsh Sanchar Nigam Ltd.
                                                       (GDR)(b)(e)...............       264,000        224,400        0.2
                                                                                   ------------   ------------      -----
                                                                                      1,321,897      1,119,113        0.8
                  -----------------------------------------------------------------------------------------------------
                                                     TOTAL INVESTMENTS IN INDIA       8,072,521      7,339,296        5.2
----------------------------------------------------------------------------------------------------------------------------
INDONESIA         FOREST                   658,350   P.T. Indah Kiat Pulp & Paper
                  PRODUCTS & PAPER                     Corp. 'Foreign'...........       386,538        118,869        0.1
                                            55,440   P.T. Indah Kiat Pulp & Paper
                                                       Corp. (Warrants)(c).......             0          1,540        0.0
                                                                                   ------------   ------------      -----
                                                                                        386,538        120,409        0.1
                  -----------------------------------------------------------------------------------------------------
                  CEMENT                   270,000   P.T. Semen Gresik...........       312,388        161,250        0.1
                  -----------------------------------------------------------------------------------------------------
                  INSURANCE              2,133,300   P.T. Asuransi Lippo Life
                                                       (Foreign).................     1,225,583         79,011        0.1
                  -----------------------------------------------------------------------------------------------------
                  MULTI-INDUSTRY           657,000   P.T. Astra International
                                                       (Foreign).................     1,031,069        173,375        0.1
                  -----------------------------------------------------------------------------------------------------
                  TELECOMMUNICATIONS        99,027   P.T. Indonesian Satellite
                                                       Corp. (Indosat)(ADR)(a)...     2,725,050      1,912,459        1.3
                                           483,000   P.T. Telekomunikasi
                                                       Indonesia.................       748,118        261,625        0.2
                                            52,166   P.T. Telekomunikasi
                                                       Indonesia (ADR)(a)........     1,490,022        577,086        0.4
                                                                                   ------------   ------------      -----
                                                                                      4,963,190      2,751,170        1.9
                  -----------------------------------------------------------------------------------------------------
                                                     TOTAL INVESTMENTS IN
                                                     INDONESIA                        7,918,768      3,285,215        2.3
----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--DEVELOPING CAPITAL MARKETS FOCUS FUND SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997 (CONTINUED)
--------------------------------------------------------------------------------

PACIFIC
BASIN/ASIA                                                                                           VALUE       PERCENT OF
(CONTINUED)       INDUSTRY            SHARES HELD            INVESTMENTS               COST        (NOTE 1A)     NET ASSETS
----------------------------------------------------------------------------------------------------------------------------
MALAYSIA          DIVERSIFIED              354,000   Hicom Holdings BHD..........  $    834,382   $    204,108        0.2%
                  HOLDINGS
                  -----------------------------------------------------------------------------------------------------
                  FOOD                      92,000   Nestle (Malaysia) BHD.......       712,167        426,255        0.3
                  -----------------------------------------------------------------------------------------------------
                  METAL                    411,000   Magnum Corporation BHD......       759,016        247,552        0.2
                  -----------------------------------------------------------------------------------------------------
                  NATURAL GAS              121,000   Petronas Gas BHD............       499,346        275,637        0.2
                  -----------------------------------------------------------------------------------------------------
                  OIL & RELATED            211,700   Petronas Dagangan BHD.......       550,067        179,822        0.1
                  -----------------------------------------------------------------------------------------------------
                  TELECOMMUNICATIONS       736,000   Telekom Malaysia BHD........     2,115,230      2,178,636        1.5
                  -----------------------------------------------------------------------------------------------------
                  TOBACCO                   40,000   Rothmans of Pall Mall
                                                       (Malaysia) BHD............       419,742        311,454        0.2
                  -----------------------------------------------------------------------------------------------------
                                                     TOTAL INVESTMENTS IN
                                                     MALAYSIA                         5,889,950      3,823,464        2.7
----------------------------------------------------------------------------------------------------------------------------
PAKISTAN          TELECOMMUNICATIONS       280,000   Pakistan Telecommunications
                                                       Corp. ....................       258,800        211,562        0.2
                  -----------------------------------------------------------------------------------------------------
                                                     TOTAL INVESTMENTS IN
                                                     PAKISTAN                           258,800        211,562        0.2
----------------------------------------------------------------------------------------------------------------------------
PHILIPPINES       INTERNATIONAL            106,250   +International Container
                  TRADE                                Terminal Services,
                                                       Inc. .....................        31,338         13,281        0.0
                  -----------------------------------------------------------------------------------------------------
                  TELECOMMUNICATIONS        17,700   Philippine Long Distance
                                                       Telephone Co. ............       615,244        389,400        0.3
                                            31,673   Philippine Long Distance
                                                       Telephone Co. (ADR)(a)....       994,152        712,643        0.5
                                                                                   ------------   ------------      -----
                                                                                      1,609,396      1,102,043        0.8
                  -----------------------------------------------------------------------------------------------------
                                                     TOTAL INVESTMENTS IN
                                                     THE PHILIPPINES                  1,640,734      1,115,324        0.8
----------------------------------------------------------------------------------------------------------------------------
SOUTH KOREA       BANKING &                 99,256   +Kookmin Bank
                  FINANCIAL                            (GDR)(b)(e)...............     1,522,351        470,972        0.3
                  -----------------------------------------------------------------------------------------------------
                  CHEMICAL                  55,000   L.G. Chemical Limited.......       777,667        253,097        0.2
                  -----------------------------------------------------------------------------------------------------
                  ELECTRONIC                15,498   Samsung Display Devices.....       835,751        292,588        0.2
                  COMPONENT
                  -----------------------------------------------------------------------------------------------------
                                                     TOTAL INVESTMENTS IN
                                                     SOUTH KOREA                      3,135,769      1,016,657        0.7
----------------------------------------------------------------------------------------------------------------------------
TAIWAN            BANKING                  927,000   E. Sun Commercial Bank......       715,297        719,889        0.5
                  -----------------------------------------------------------------------------------------------------
                  PAPER PRODUCTS         1,713,930   +Chung Hwa Pulp
                                                       Corporation...............     1,570,457        987,688        0.7
                  -----------------------------------------------------------------------------------------------------
                  REAL ESTATE              640,000   Hung Poo Real Estate
                                                       Development Corporation...     1,286,194        857,935        0.6
                  -----------------------------------------------------------------------------------------------------
                  TRANSPORT                756,000   +Yang Ming Marine
                  SERVICES                             Transport.................       743,061        612,721        0.4
                  -----------------------------------------------------------------------------------------------------
                                                     TOTAL INVESTMENTS IN
                                                     TAIWAN                           4,315,009      3,178,233        2.2
----------------------------------------------------------------------------------------------------------------------------
THAILAND          BANKING                  138,500   Bangkok Bank Public Company
                                                       Ltd. (Registered
                                                       Shares)...................       919,864        349,527        0.3
                                           223,000   Thai Farmers Bank Co.,
                                                       Ltd. .....................       907,071        410,358        0.3
                                                                                   ------------   ------------      -----
                                                                                      1,826,935        759,885        0.6
                  -----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--DEVELOPING CAPITAL MARKETS FOCUS FUND SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997 (CONCLUDED)
--------------------------------------------------------------------------------

PACIFIC
BASIN/ASIA                                                                                           VALUE       PERCENT OF
(CONCLUDED)       INDUSTRY            SHARES HELD            INVESTMENTS               COST        (NOTE 1A)     NET ASSETS
----------------------------------------------------------------------------------------------------------------------------
THAILAND          BUILDING PRODUCTS          7,000   Siam Cement Public Company
(CONCLUDED)                                            Limited (Foreign).........  $    205,098   $     55,941        0.0%
                                           244,802   Siam City Cement Public
                                                       Company Limited...........       878,923        257,415        0.2
                                                                                   ------------   ------------      -----
                                                                                      1,084,021        313,356        0.2
                  -----------------------------------------------------------------------------------------------------
                  TELECOMMUNICATIONS       198,000   +TelecomAsia Corporation
                                                       Public Company Ltd.
                                                       (Foreign).................       375,785         38,309        0.0
                  -----------------------------------------------------------------------------------------------------
                  TELEVISION                65,000   BEC World Public Company
                                                       Limited...................       685,172        262,461        0.2
                  -----------------------------------------------------------------------------------------------------
                                                     TOTAL INVESTMENTS IN
                                                     THAILAND                         3,971,913      1,374,011        1.0
----------------------------------------------------------------------------------------------------------------------------
                                                     TOTAL INVESTMENTS IN THE
                                                     PACIFIC BASIN/ASIA              48,477,235     31,768,353       22.5
----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM                                    FACE
SECURITIES                                  AMOUNT
----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER*                    US$ 5,000,000   Atlantic Asset
                                                       Securitization, 6.25% due
                                                       1/16/1998.................     4,986,111      4,986,111        3.5
                                         4,951,000   General Motors Acceptance
                                                       Corp., 6.75% due
                                                       1/02/1998.................     4,949,143      4,949,143        3.5
                                         2,000,000   Goldman Sachs Group, 5.80%
                                                       due 1/05/1998.............     1,998,389      1,998,389        1.4
                                                                                   ------------   ------------      -----
                                                                                     11,933,643     11,933,643        8.4
----------------------------------------------------------------------------------------------------------------------------
US GOVERNMENT AGENCY OBLIGATIONS*                    Federal Home Loan Mortgage
                                                       Corp.:
                                         8,000,000   5.70% due 1/05/1998.........     7,993,667      7,993,667        5.7
                                         3,000,000   5.69% due 1/09/1998.........     2,995,733      2,995,733        2.1
                                                                                   ------------   ------------      -----
                                                                                     10,989,400     10,989,400        7.8
----------------------------------------------------------------------------------------------------------------------------
                                                     TOTAL INVESTMENTS IN
                                                     SHORT-TERM SECURITIES           22,923,043     22,923,043       16.2
----------------------------------------------------------------------------------------------------------------------------
                                                     TOTAL INVESTMENTS...........  $154,873,499    145,825,167      103.1
                                                                                   ============
                                                     LIABILITIES IN EXCESS OF
                                                     OTHER ASSETS................                   (4,342,418)      (3.1)
                                                                                                  ------------      -----
                                                     NET ASSETS..................                 $141,482,749      100.0%
                                                                                                  ============      =====
----------------------------------------------------------------------------------------------------------------------------

* Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund.
+ Non-income producing security.
(a) American Depositary Receipts (ADR).
(b) Global Depositary Receipts (GDR).
(c) Warrants entitle the Fund to purchase a predetermined number of shares of common stock. The purchase price and the number of shares are subject to adjustment under certain conditions until the expiration date.
(d) The rights may be exercised until 2/09/1998.
(e) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(f) Restricted security as to the resale. The value of the Fund's investment in restricted securities was approximately $1,048,000, representing 0.7% of net assets.

---------------------------------------------------------------------------------------------------
ISSUE                                                ACQUISITION DATES     COST     VALUE (NOTE 1A)
---------------------------------------------------------------------------------------------------
Fomento Economico Mexicano, S.A. de C.V. (ADR)       8/05/97-12/29/97   $1,040,161    $1,047,501
---------------------------------------------------------------------------------------------------
TOTAL                                                                   $1,040,161    $1,047,501
                                                                        ==========    ==========
---------------------------------------------------------------------------------------------------

(g) Consistent with the general policy of the Securities and Exchange Commission, the nationality or domicile of an issuer for determination of foreign issuer status may be (i) the country under whose laws the issue is organized, (ii) the country in which the issuer's securities are principally traded, or (iii) the country in which the issuer derives a significant proportion (at least 50%) of its revenue or profits from goods produced or sold, investments made, or services performed in the country, or in which at least 50% of the assets of the issuer are situated.
(h) Received through a bonus issue from Companhia de Vale do Rio Doce S.A. As of December 31, 1997, the bonds have not commenced trading and the coupon rate has not been determined.
(i) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--DEVELOPING CAPITAL MARKETS FOCUS FUND STATEMENT OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 1997
--------------------------------------------------------------------------------

ASSETS:
Investments, at value (identified cost--$154,873,499) (Note
  1a).......................................................               $145,825,167
Foreign cash (Note 1c)......................................                     46,289
Receivables:
  Dividends.................................................  $  259,365
  Investment adviser (Note 2)...............................      93,519
  Capital shares sold.......................................      79,745
  Interest..................................................      15,984        448,613
                                                              ----------
Prepaid expenses and other assets...........................                      7,404
                                                                           ------------
Total assets................................................                146,327,473
                                                                           ------------
---------------------------------------------------------------------------------------
LIABILITIES:
Payables:
  Securities purchased......................................   4,648,079
  Capital shares redeemed...................................      32,948      4,681,027
                                                              ----------
Accrued expenses and other liabilities......................                    163,697
                                                                           ------------
Total liabilities...........................................                  4,844,724
                                                                           ------------
---------------------------------------------------------------------------------------
NET ASSETS..................................................               $141,482,749
                                                                           ============
---------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Class A Shares Common Stock, $0.10 par value, 100,000,000
  shares authorized.........................................               $  1,534,022
Class B Shares Common Stock, $0.10 par value, 100,000,000
  shares authorized.........................................                        345
Paid-in capital in excess of par............................                152,596,746
Undistributed investment income--net........................                    973,652
Accumulated realized capital losses on investments and
  foreign currency transactions--net (Note 5)...............                 (4,569,219)
Unrealized depreciation on investments and foreign currency
  transactions--net.........................................                 (9,052,797)
                                                                           ------------
NET ASSETS..................................................               $141,482,749
                                                                           ============
---------------------------------------------------------------------------------------
NET ASSET VALUE:
Class A--Based on net assets of $141,450,947 and 15,340,223
  shares outstanding........................................               $       9.22
                                                                           ============
Class B--Based on net assets of $31,802 and 3,448 shares
  outstanding...............................................               $       9.22
                                                                           ============
---------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--DEVELOPING CAPITAL MARKETS FOCUS FUND STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTES 1d & 1e):
Dividends (net of $149,592 withholding tax on foreign
  dividends)................................................                 $  2,348,288
Interest and discount earned................................                      787,002
                                                                             ------------
Total income................................................                    3,135,290
                                                                             ------------
-----------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees (Note 2)...........................  $  1,306,661
Custodian fees..............................................       435,055
Accounting services (Note 2)................................        30,648
Registration fees...........................................        21,617
Pricing services............................................        20,098
Professional fees...........................................        13,984
Transfer agent fees (Note 2)................................         5,012
Directors' fees and expenses................................         2,178
Distribution fees--Class B* (Note 2)........................             6
Other.......................................................        15,140
                                                              ------------
Total expenses before reimbursement.........................     1,850,399
Reimbursement of expenses (Note 2)..........................      (217,067)
                                                              ------------
Total expenses after reimbursement..........................                    1,633,332
                                                                             ------------
Investment income--net......................................                    1,501,958
                                                                             ------------
-----------------------------------------------------------------------------------------
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS & FOREIGN
  CURRENCY TRANSACTIONS--NET (NOTES 1b, 1c, 1e & 3):
Realized loss from:
  Investments--net..........................................      (515,189)
  Foreign currency transactions--net........................      (508,908)    (1,024,097)
                                                              ------------
Change in unrealized appreciation/depreciation on:
  Investments--net..........................................   (13,343,200)
  Foreign currency transactions--net........................         3,105    (13,340,095)
                                                              ------------   ------------
Net realized and unrealized loss on investments and foreign
  currency transactions.....................................                  (14,364,192)
                                                                             ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........                 $(12,862,234)
                                                                             ============
-----------------------------------------------------------------------------------------

*Class B commenced operations on November 3, 1997.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--DEVELOPING CAPITAL MARKETS FOCUS FUND STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     FOR THE YEAR ENDED
                                                                        DECEMBER 31,
                                                               ------------------------------
INCREASE (DECREASE) IN NET ASSETS:                                 1997              1996
---------------------------------------------------------------------------------------------
OPERATIONS:
Investment income--net......................................   $  1,501,958       $ 1,857,960
Realized loss on investments and foreign currency
  transactions--net.........................................     (1,024,097)         (156,983)
Change in unrealized appreciation/depreciation on
  investments and foreign currency transactions--net........    (13,340,095)        4,829,141
                                                               ------------       -----------
Net increase (decrease) in net assets resulting from
  operations................................................    (12,862,234)        6,530,118
                                                               ------------       -----------
---------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS (NOTE 1F):
Investment income--net:
  Class A...................................................     (1,771,806)       (1,385,673)
                                                               ------------       -----------
Net decrease in net assets resulting from dividends to
  shareholders..............................................     (1,771,806)       (1,385,673)
                                                               ------------       -----------
---------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4):
Net increase in net assets derived from capital share
  transactions..............................................     60,517,887        35,245,827
                                                               ------------       -----------
---------------------------------------------------------------------------------------------
NET ASSETS:
Total increase in net assets................................     45,883,847        40,390,272
Beginning of year...........................................     95,598,902        55,208,630
                                                               ------------       -----------
End of year*................................................   $141,482,749       $95,598,902
                                                               ============       ===========
---------------------------------------------------------------------------------------------
* Undistributed investment income--net (Note 1g)............   $    973,652       $ 1,752,408
                                                               ============       ===========
---------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--DEVELOPING CAPITAL MARKETS FOCUS FUND FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                      CLASS A
THE FOLLOWING PER SHARE DATA AND RATIOS HAVE BEEN DERIVED FROM   -------------------------------------------------
INFORMATION PROVIDED IN THE FINANCIAL STATEMENTS.                      FOR THE YEAR ENDED          FOR THE PERIOD
                                                                          DECEMBER 31,             MAY 2, 1994+ TO
                                                                 ------------------------------     DECEMBER 31,
INCREASE (DECREASE) IN NET ASSET VALUE:                            1997       1996       1995           1994
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.........................    $  10.05    $  9.32    $  9.51        $ 10.00
                                                                 --------    -------    -------        -------
Investment income--net.......................................         .11        .20        .20            .09
Realized and unrealized gain (loss) on investments and foreign
  currency transactions--net.................................        (.75)       .76       (.30)          (.58)
                                                                 --------    -------    -------        -------
Total from investment operations.............................        (.64)       .96       (.10)          (.49)
                                                                 --------    -------    -------        -------
Less dividends from investment income--net...................        (.19)      (.23)      (.09)            --
                                                                 --------    -------    -------        -------
Net asset value, end of period...............................    $   9.22    $ 10.05    $  9.32        $  9.51
                                                                 ========    =======    =======        =======
------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN:**
Based on net asset value per share...........................      (6.53%)    10.59%     (1.08%)        (4.90%)#
                                                                 ========    =======    =======        =======
------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses, net of reimbursement...............................       1.25%      1.25%      1.25%          1.29%*
                                                                 ========    =======    =======        =======
Expenses.....................................................       1.42%      1.31%      1.36%          1.35%*
                                                                 ========    =======    =======        =======
Investment income--net.......................................       1.15%      2.42%      2.73%          2.18%*
                                                                 ========    =======    =======        =======
------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands).....................    $141,451    $95,599    $55,209        $36,676
                                                                 ========    =======    =======        =======
Portfolio turnover...........................................      93.62%     87.33%     62.53%         29.79%
                                                                 ========    =======    =======        =======
Average commission rate paid++...............................    $  .0015    $ .0003         --             --
                                                                 ========    =======    =======        =======
------------------------------------------------------------------------------------------------------------------

   * Annualized.

  ** Total investment returns exclude insurance-related fees and expenses.

   + Commencement of operations.

  ++ For the fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for purchases and sales of equity securities. The "Average Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into US dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the rate shown.

  # Aggregate total investment return.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--DEVELOPING CAPITAL MARKETS FOCUS FUND FINANCIAL HIGHLIGHTS (CONCLUDED)
--------------------------------------------------------------------------------

                                                                   CLASS B
THE FOLLOWING PER SHARE DATA AND RATIOS HAVE                   ----------------
BEEN DERIVED FROM INFORMATION PROVIDED IN THE                   FOR THE PERIOD
FINANCIAL STATEMENTS.                                           NOV. 3, 1997+
INCREASE (DECREASE) IN NET ASSET VALUE:                        TO DEC. 31, 1997
-------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period........................       $  9.30
                                                                   -------
Investment income--net......................................           .01
Realized and unrealized loss on investments and foreign
currency transactions--net..................................          (.09)
                                                                   -------
Total from investment operations............................          (.08)
                                                                   -------
Net asset value, end of period..............................       $  9.22
                                                                   =======
-------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN:**
Based on net asset value per share..........................         (.86%)#
                                                                   =======
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses, net of reimbursement..............................         1.39%*
                                                                   =======
Expenses....................................................         1.58%*
                                                                   =======
Investment income--net......................................         1.16%*
                                                                   =======
-------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)....................       $    32
                                                                   =======
Portfolio turnover..........................................        93.62%
                                                                   =======
Average commission rate paid++..............................       $ .0015
                                                                   =======
-------------------------------------------------------------------------------

 * Annualized.

** Total investment return excludes insurance-related fees and expenses.

 + Commencement of operations.

++ The "Average Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into US dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the rate shown.

 # Aggregate total investment return.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--DEVELOPING CAPITAL MARKETS FOCUS FUND NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES:

Merrill Lynch Variable Series Funds, Inc. (the "Company") is an open-end management investment company that is comprised of 16 separate funds. Each fund offers two classes of shares to the Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York (indirect wholly-owned subsidiaries of Merrill Lynch & Co., Inc. ("ML & Co.")), and other insurance companies that are not affiliated with ML & Co., for their separate accounts to fund benefits under certain variable annuity and Variable life insurance contracts. Effective September 17, 1997, each fund's existing class of shares was designated as Class A Shares and each fund began offering Class B Shares. Both classes of shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class and Class B Shares bear certain expenses related to the distribution of such shares. Developing Capital Markets Focus Fund (the "Fund") is classified as "non-diversified", as defined in the Investment Company Act of 1940. The following is a summary of significant accounting policies followed by the Fund.

  (a) Valuation of investments--Portfolio securities which are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued, or lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. Portfolio securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last asked price. Options purchased are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last bid price. Futures contracts are valued at the settlement price at the close of the applicable exchange. Short-term securities are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Company.

  (b) Derivative financial instruments--The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

- Forward foreign exchange contracts--The Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Fund's records. However, the effect on operations is recorded from the date the Fund enters into such contracts. Premium or discount is amortized over the life of the contracts.

- Options--The Fund may write and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

  Written and purchased options are non-income producing investments.

- Financial futures contracts--The Fund may purchase or sell futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the

--------------------------------------------------------------------------------

contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

- Foreign currency options and futures--The Fund may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

  (c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets and liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

  (d) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

  (e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

  (f) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

  (g) Reclassification--Generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, current year's permanent book/tax differences of $508,908 have been reclassified between accumulated net realized capital losses and undistributed net investment income. These reclassifications have no effect on net assets or net asset values per share.

2. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES:

The Company has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of ML & Co., which is the limited partner. The Company has also entered into a Distribution Agreement and Distribution Plan with Merrill Lynch Funds Distributor, Inc. ("MLFD" or "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc.

  MLAM is responsible for the management of the Company's funds and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the funds. For such services, the Fund pays a monthly fee at the annual rate of 1.00% of the average daily value of the Fund's net assets.

  Pursuant to the Distribution Plan adopted by the Company in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing distribution fee each month at the annual rate of 0.15% of the average daily value of the Fund's Class B net assets.

  MLAM and Merrill Lynch Life Agency, Inc. ("MLLA") have entered into an agreement which limits the operating expenses paid by the Fund, exclusive of any distribution fees imposed on Class B Shares, to 1.25% of its average daily net assets. Any such expenses in excess of 1.25% of average daily net assets will be reimbursed to the Fund by MLAM which, in turn, will be reimbursed by MLLA. For the year ended December 31, 1997, MLAM earned fees of $1,306,661, of which $217,067 was voluntarily waived.

  For the year ended December 31, 1997, Merrill Lynch, Pierce, Fenner & Smith Inc., a subsidiary of ML & Co., earned $64,325 in commissions on the execution of portfolio security transactions.

  Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Company's transfer agent.

  Accounting services are provided to the Fund by MLAM at cost.

--------------------------------------------------------------------------------

  Certain officers and/or directors of the Company are officers and/or directors of MLAM, PSI, MLFDS, MLFD, and/or ML & Co.

3. INVESTMENTS:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 1997 were $162,296,755 and $109,852,357, respectively.

  Net realized and unrealized gains (losses) as of December 31, 1997 were as follows:
---------------------------------------------------------

                                Realized        Unrealized
                             Gains (Losses)       Losses
------------------------------------------------------------
Long-term investments......   $  (515,243)     $(9,048,332)
Short-term investments.....            54               --
Foreign currency
 transactions..............      (508,908)          (4,465)
                              -----------      -----------
Total......................   $(1,024,097)     $(9,052,797)
                              ===========      ===========
------------------------------------------------------------

  At December 31, 1997, net unrealized depreciation for Federal income tax purposes aggregated $9,503,219, of which $14,550,981 related to appreciated securities and $24,054,200 related to depreciated securities. At December 31, 1997, the aggregate cost of investments for Federal income tax purposes was $155,328,386.

4. CAPITAL SHARE TRANSACTIONS:

Net increase in net assets derived from capital share transactions were $60,517,887 and $35,245,827 for the years ended December 31, 1997 and December 31, 1996, respectively.

  Transactions in capital shares were as follows:

-----------------------------------------------------------------
Class A Shares for the Year Ended                       Dollar
December 31, 1997                         Shares        Amount
-----------------------------------------------------------------
Shares sold...........................   7,394,743   $ 77,069,163
Shares issued to shareholders in
 reinvestment of dividends............     176,082      1,736,172
                                        ----------   ------------
Total issued..........................   7,570,825     78,805,335
Shares redeemed.......................  (1,738,665)   (18,318,396)
                                        ----------   ------------
Net increase..........................   5,832,160   $ 60,486,939
                                        ==========   ============
-----------------------------------------------------------------

-----------------------------------------------------------------
Class A Shares for the Year Ended                       Dollar
December 31, 1996                         Shares        Amount
-----------------------------------------------------------------
Shares sold...........................   4,462,492   $ 44,124,402
Shares issued to shareholders in
 reinvestment of dividends............     151,274      1,385,673
                                        ----------   ------------
Total issued..........................   4,613,766     45,510,075
Shares redeemed.......................  (1,027,712)   (10,264,248)
                                        ----------   ------------
Net increase..........................   3,586,054   $ 35,245,827
                                        ==========   ============
-----------------------------------------------------------------

---------------------------------------------------------------------
Class B Shares for the Period November 3, 1997+ to            Dollar
December 31, 1997                                   Shares    Amount
---------------------------------------------------------------------
Shares sold.....................................     5,548   $ 50,330
Shares redeemed.................................    (2,100)   (19,382)
                                                    ------   --------
Net increase....................................     3,448   $ 30,948
                                                    ======   ========
---------------------------------------------------------------------
+ Commencement of operations.

5. CAPITAL LOSS CARRYFORWARD:

At December 31, 1997, the Fund had net capital loss carryforward of approximately $2,114,000, of which $2,024,000 expires in 2003 and $90,000 expires in 2004. This amount will be available to offset like amounts of any future taxable gains.

6. COMMITMENTS:

At December 31, 1997, the Fund had entered into foreign exchange contracts, under which it agreed to purchase various foreign currencies with a value of approximately $1,915,000.

7. SUBSEQUENT EVENT:

On January 2, 1998, the Company's Board of Directors declared an ordinary income dividend in the amount of $.114234 per Class A Share and $.112494 per Class B Share, payable on January 9, 1998 to shareholders of record as of December 31, 1997.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--DOMESTIC MONEY MARKET FUND
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997
--------------------------------------------------------------------------------

                                 FACE                                                    INTEREST   MATURITY      VALUE
                                AMOUNT                         ISSUE                      RATE*       DATE      (Note 1a)
---------------------------------------------------------------------------------------------------------------------------
BANK NOTES--11.1%             $ 1,250,000      Bank of America N.T. & S.A. ..........         5.93%  6/24/98   $  1,249,989
                                2,000,000      Bank of America N.T. & S.A.+..........         6.10   6/30/98      1,999,213
                                1,900,000      Bank of New York......................         5.85   8/20/98      1,899,096
                                4,000,000      FNB of Chicago........................         6.02   6/11/98      4,001,263
                                2,000,000      FNB of Chicago........................         5.89   8/26/98      1,999,591
                                1,000,000      Keybank National Association+.........         5.64   5/06/98        999,835
                                2,300,000      Keybank National Association+.........         5.62   8/20/98      2,298,940
                                4,000,000      Keybank National Association+.........         5.62   8/28/98      3,998,237
                                1,400,000      LaSalle National Bank, Chicago........         5.75  10/08/98      1,397,918
                                2,000,000      Morgan Guaranty Trust Co. of New
                                                 York+...............................         5.615  2/19/98      1,999,860
                                3,500,000      Northern Trust Company................         5.96   6/17/98      3,500,323
                                1,500,000      Northern Trust Company................         5.95   6/24/98      1,500,123
                                5,800,000      PNC Bank N.A.+........................         5.60  10/01/98      5,797,078
                                2,000,000      US Bank N.A.+.........................         5.856  8/28/98      1,999,296
                                  500,000      US National Bank of Oregon+...........         5.665  4/14/98        499,925
---------------------------------------------------------------------------------------------------------------------------
                                               TOTAL BANK NOTES (COST--$35,138,925)                              35,140,687
---------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF                 2,750,000      Chase Manhattan Bank USA, N.A.........         5.87   7/21/98      2,749,431
DEPOSIT--3.4%                   4,000,000      Chase Manhattan Bank USA, N.A.........         5.75  10/06/98      3,994,633
                                4,000,000      Morgan Guaranty Trust Co. of New
                                                 York................................         5.71   1/06/98      3,999,866
---------------------------------------------------------------------------------------------------------------------------
                                               TOTAL CERTIFICATES OF DEPOSIT (COST--$10,749,983)                 10,743,930
---------------------------------------------------------------------------------------------------------------------------
COMMERCIAL                      3,338,000      AESOP Funding Corp....................         5.77   1/16/98      3,330,510
PAPER--55.5%                   12,000,000      AESOP Funding Corp. ..................         6.05   2/13/98     11,915,300
                                2,558,000      Allomon Funding Corp. ................         5.90   1/07/98      2,555,904
                                2,359,000      Atlantic Asset Securitization
                                                 Corp. ..............................         6.25   1/15/98      2,353,676
                                4,545,000      Atlantic Asset Securitization
                                                 Corp. ..............................         6.40   1/16/98      4,533,688
                                4,941,000      Atlantic Asset Securitization
                                                 Corp. ..............................         5.89   1/20/98      4,926,449
                               15,000,000      Block Financial Corp. ................         5.67   4/03/98     14,785,771
                                9,000,000      CSW Credit, Inc. .....................         5.90   1/07/98      8,992,625
                                1,400,000      CSW Credit, Inc. .....................         5.80   1/09/98      1,398,421
                                2,000,000      CSW Credit, Inc. .....................         5.86   1/09/98      1,997,721
                                3,050,000      CSW Credit, Inc. .....................         5.62   2/05/98      3,033,091
                               10,440,000      Centric Capital Corp. ................         6.50   1/07/98     10,430,575
                               12,000,000      Countrywide Home Loans, Inc. .........         5.87   1/14/98     11,976,520
                                3,000,000      Countrywide Home Loans, Inc. .........         6.30   1/30/98      2,985,300
                                4,500,000      Finova Capital Corp. .................         5.80   2/20/98      4,464,046
                                5,000,000      Finova Capital Corp. .................         5.74   3/13/98      4,945,069
                                3,529,000      Finova Capital Corp. .................         5.73   3/18/98      3,487,461
                                2,000,000      Finova Capital Corp. .................         5.63   4/21/98      1,965,786
                                4,000,000      Ford Motor Credit Co. ................         5.60   3/30/98      3,945,383
                                5,000,000      General Electric Capital Corp. .......         5.545  3/17/98      4,941,931
                                4,500,000      General Electric Capital Corp. .......         5.55   3/23/98      4,443,500
                                3,000,000      General Motors Acceptance Corp. ......         5.59   3/02/98      2,972,221
                                3,000,000      General Motors Acceptance Corp. ......         5.62   4/14/98      2,951,975
                                3,000,000      Goldman Sachs Group, L.P. ............         5.71   4/17/98      2,950,563
                                7,700,000      Lehman Brothers Holdings Inc. ........         5.90   1/15/98      7,683,595
                                7,800,000      Lehman Brothers Holdings Inc. ........         5.60   1/29/98      7,766,187
                                4,528,000      Lexington Parker Capital Co., LLC.....         5.90   1/12/98      4,520,579
                                3,500,000      Lexington Parker Capital Co., LLC.....         6.05   1/14/98      3,492,942
                                6,000,000      Lexington Parker Capital Co., LLC.....         5.92   2/20/98      5,952,062
                                4,300,000      New Center Asset Trust................         5.68   3/18/98      4,249,385
                                5,000,000      Park Avenue Receivables Corp. ........         5.90   2/06/98      4,971,319
                                7,256,000      Republic Industries Funding Corp. ....         5.90   1/09/98      7,247,676
                                8,364,000      Republic Industries Funding Corp. ....         5.75   1/21/98      8,338,618
---------------------------------------------------------------------------------------------------------------------------
                                               TOTAL COMMERCIAL PAPER (COST--$176,507,860)                      176,505,849
---------------------------------------------------------------------------------------------------------------------------
CORPORATE NOTES--10.2%          4,000,000      Asset-Backed Securities Investment
                                                 Trust 1997-F+.......................         5.94   9/15/98      4,000,000
                                3,000,000      CIT Group Holdings, Inc. (The)........         6.50   7/13/98      3,009,900
                                  500,000      CIT Group Holdings, Inc. (The)........         5.58   8/17/98        499,730
                                3,750,000      IBM Credit Corp. .....................         5.868  8/13/98      3,749,753
                                2,000,000      IBM Credit Corp. .....................         5.635 11/23/98      1,999,226
                                2,000,000      International Business Machines
                                                 Corp. ..............................         5.67   1/28/98      1,999,565
                                2,600,000      International Business Machines
                                                 Corp. ..............................         5.93   3/18/98      2,600,931
                                2,000,000      Republic Mase Australia Limited,
                                                 Ltd.**..............................         5.945  6/30/98      2,000,242
                                1,814,843      Newcourt Receivables Asset Trust
                                                 1997-1..............................         5.815 12/21/98      1,814,480
                                2,900,000      Norwest Corporation...................         6.00  10/13/98      2,902,233
                                8,000,000      SMM Trust 1997-Q+.....................         5.98   1/15/98      7,999,997
---------------------------------------------------------------------------------------------------------------------------
                                               TOTAL CORPORATE NOTES (COST--$32,573,630)                         32,576,057
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--DOMESTIC MONEY MARKET FUND
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997 (CONCLUDED)
--------------------------------------------------------------------------------

                                 FACE                                                    INTEREST   MATURITY      VALUE
                                AMOUNT                         ISSUE                      RATE*       DATE      (Note 1a)
---------------------------------------------------------------------------------------------------------------------------
FUNDING AGREEMENTS--1.6%      $ 5,000,000      Jackson National Life Insurance
                                                 Co.+................................         5.72%  5/01/98   $  5,000,000
---------------------------------------------------------------------------------------------------------------------------
                                               TOTAL FUNDING AGREEMENTS (COST--$5,000,000)                        5,000,000
---------------------------------------------------------------------------------------------------------------------------
MASTER NOTES--2.5%              8,000,000      Goldman Sachs Group L.P.+.............         5.969  4/28/98      8,000,000
---------------------------------------------------------------------------------------------------------------------------
                                               TOTAL MASTER NOTES (COST--$8,000,000)                              8,000,000
---------------------------------------------------------------------------------------------------------------------------
US GOVERNMENT, AGENCY &            75,000      Federal National Mortgage
                                                 Association.........................         5.57   1/29/98         74,686
INSTRUMENTALITY                 3,000,000      Federal National Mortgage
OBLIGATIONS--                                    Association.........................         5.46   7/06/98      2,916,430
DISCOUNT--3.5%                  4,500,000      Federal National Mortgage
                                                 Association.........................         5.44   8/05/98      4,354,361
                                3,750,000      US Treasury Bills.....................         5.08   1/15/98      3,743,026
---------------------------------------------------------------------------------------------------------------------------
                                               TOTAL US GOVERNMENT, AGENCY & INSTRUMENTALITY
                                               OBLIGATIONS -- DISCOUNT (COST--$11,087,433)                       11,088,503
---------------------------------------------------------------------------------------------------------------------------
US GOVERNMENT, AGENCY &         1,040,000      Federal Home Loan Bank+...............         5.85   1/26/98      1,040,018
INSTRUMENTALITY                 3,000,000      Federal Home Loan Bank+...............         5.899 10/20/98      2,999,304
OBLIGATIONS--...............
NON-DISCOUNT--15.3%               500,000      Federal Home Loan Bank................         6.08   6/30/99        502,033
                                1,850,000      Federal Home Loan Bank................         5.99   8/11/99      1,848,261
                                1,000,000      Federal Home Loan Mortgage Corp.+.....         5.58   4/15/98        999,864
                                1,000,000      Federal Home Loan Mortgage Corp.+.....         5.57   4/20/98        999,827
                                2,900,000      Federal Home Loan Mortgage Corp.......         5.685  8/21/98      2,897,274
                                  700,000      Federal Home Loan Mortgage Corp. .....         6.36   5/20/99        701,372
                                  500,000      Federal Home Loan Mortgage Corp. .....         6.10   9/10/99        500,250
                                2,000,000      Federal National Mortgage
                                                 Association.........................         5.19   1/08/98      1,999,764
                                2,000,000      Federal National Mortgage
                                                 Association+........................         5.57   3/26/98      1,999,733
                                2,500,000      Federal National Mortgage
                                                 Association+........................         5.629  3/27/98      2,499,610
                                5,500,000      Federal National Mortgage
                                                 Association+........................         5.669  4/24/98      5,499,354
                                3,000,000      Federal National Mortgage
                                                 Association+........................         5.894 10/20/98      2,998,957
                                  800,000      Federal National Mortgage
                                                 Association.........................         6.375  5/21/99        801,600
                                  520,000      Federal National Mortgage
                                                 Association.........................         5.88   8/10/99        519,048
                                2,300,000      Federal National Mortgage
                                                 Association+........................         5.929 10/27/99      2,298,034
                                3,300,000      Student Loan Marketing Association....         5.86   6/10/98      3,301,716
                                2,000,000      Student Loan Marketing Association....         5.60   8/11/98      1,997,260
                                1,900,000      Student Loan Marketing Association+...         5.877 10/06/98      1,900,000
                                1,100,000      Student Loan Marketing Association+...         5.619 11/10/98      1,095,240
                                2,000,000      Student Loan Marketing Association+...         5.909 11/25/98      1,999,480
                                1,000,000      Student Loan Marketing Association....         5.80  12/18/98        998,534
                                1,170,000      US Treasury Notes.....................         5.00   1/31/98      1,169,131
                                4,000,000      US Treasury Notes.....................         7.875  4/15/98      4,026,248
                                1,200,000      US Treasury Notes.....................         5.625 11/30/98      1,200,000
---------------------------------------------------------------------------------------------------------------------------
                                               TOTAL US GOVERNMENT, AGENCY & INSTRUMENTALITY
                                               OBLIGATIONS--NON-DISCOUNT (COST--$48,779,723)                     48,791,912
---------------------------------------------------------------------------------------------------------------------------
                                               TOTAL INVESTMENTS
                                               (COST--$327,837,554)--103.1%..........                           327,846,938
                                               LIABILITIES IN EXCESS OF OTHER
                                               ASSETS--(3.1%)........................                            (9,795,201)
                                                                                                               ------------
                                               NET ASSETS--100.0%....................                          $318,051,737
                                                                                                               ============
---------------------------------------------------------------------------------------------------------------------------

* Commercial Paper and certain US Government Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity. The interest rates on variable rate securities are adjusted periodically based upon appropriate indexes; the interest rates shown are the rates in effect at December 31, 1997.
** Guarantor Republic National Bank of New York.
+ Variable Rate Notes.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--DOMESTIC MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 1997
--------------------------------------------------------------------------------

ASSETS:
Investments, at value (identified cost--$327,837,554*) (Note
  1a).......................................................               $327,846,938
Cash........................................................                     16,052
Receivables:
  Interest..................................................  $2,033,874
  Capital shares sold.......................................      58,865      2,092,739
                                                              ----------
Prepaid expenses and other assets...........................                      4,561
                                                                           ------------
Total assets................................................                329,960,290
                                                                           ------------
---------------------------------------------------------------------------------------
LIABILITIES:
Payables:
  Securities purchased......................................   7,269,625
  Capital shares redeemed...................................   4,470,314
  Investment adviser (Note 2)...............................     140,299     11,880,238
                                                              ----------
Accrued expenses and other liabilities......................                     28,315
                                                                           ------------
Total liabilities...........................................                 11,908,553
                                                                           ------------
---------------------------------------------------------------------------------------
NET ASSETS..................................................               $318,051,737
                                                                           ============
---------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Class A Shares of Common Stock, $0.10 par value,
  1,300,000,000 shares authorized+..........................               $ 31,804,236
Paid-in capital in excess of par............................                286,238,117
Unrealized appreciation on investments--net.................                      9,384
                                                                           ------------
NET ASSETS..................................................               $318,051,737
                                                                           ============
---------------------------------------------------------------------------------------
NET ASSET VALUE:
Class A--Based on net assets of $318,051,737 and 318,042,353
  shares outstanding........................................               $       1.00
                                                                           ============
---------------------------------------------------------------------------------------

* Cost for Federal income tax purposes. As of December 31, 1997, net unrealized appreciation for Federal income tax purposes amounted to $9,384, of which $28,038 related to appreciated securities and $18,654 related to depreciated securities.

+ The Fund is authorized to issue 1,300,000,000 Class B Shares.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--DOMESTIC MONEY MARKET FUND
STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1c):
Interest and discount earned................................                $17,522,944
----------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees (Note 2)...........................  $1,549,078
Accounting services (Note 2)................................      63,184
Professional fees...........................................      32,394
Custodian fees..............................................      16,122
Directors' fees and expenses................................       5,826
Transfer agent fees (Note 2)................................       4,999
                                                              ----------
Total expenses..............................................                  1,671,603
                                                                            -----------
Investment income--net......................................                 15,851,341
                                                                            -----------
----------------------------------------------------------------------------------------
REALIZED & UNREALIZED GAIN ON INVESTMENTS--NET (NOTE 1c):
Realized gain on investments--net...........................                     13,669
Change in unrealized appreciation/depreciation on
  investments--net..........................................                     28,848
                                                                            -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........                $15,893,858
                                                                            ===========
----------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--DOMESTIC MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   FOR THE YEAR ENDED
                                                                      DECEMBER 31,
                                                              ----------------------------
INCREASE (DECREASE) IN NET ASSETS:                                1997           1996
------------------------------------------------------------------------------------------
OPERATIONS:
Investment income--net......................................  $15,851,341    $ 13,810,153
Realized gain on investments--net...........................       13,669          12,359
Change in unrealized appreciation/depreciation on
  investments--net..........................................       28,848        (157,747)
                                                              ------------   ------------
Net increase in net assets resulting from operations........   15,893,858      13,664,765
                                                              ------------   ------------
------------------------------------------------------------------------------------------
DIVIDENDS & DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1d):
Investment income--net: Class A.............................  (15,851,341)    (13,810,153)
Realized gain on investments--net: Class A..................      (13,669)        (12,359)
                                                              ------------   ------------
Net decrease in net assets resulting from dividends and
  distributions to shareholders.............................  (15,865,010)    (13,822,512)
                                                              ------------   ------------
------------------------------------------------------------------------------------------
CLASS A CAPITAL SHARE TRANSACTIONS (NOTE 3):
Net proceeds from sale of shares............................  242,312,822     103,681,145
Net asset value of shares issued to shareholders in
  reinvestment of dividends and distributions (Note 1d).....   15,869,707      13,824,990
                                                              ------------   ------------
                                                              258,182,529     117,506,135
Cost of shares redeemed.....................................  (214,915,654)  (146,504,203)
                                                              ------------   ------------
Net increase (decrease) in net assets derived from Class A
  capital share transactions................................   43,266,875     (28,998,068)
                                                              ------------   ------------
------------------------------------------------------------------------------------------
NET ASSETS:
Total increase (decrease) in net assets.....................   43,295,723     (29,155,815)
Beginning of year...........................................  274,756,014     303,911,829
                                                              ------------   ------------
End of year.................................................  $318,051,737   $274,756,014
                                                              ============   ============
------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--DOMESTIC MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                        CLASS A
THE FOLLOWING PER SHARE DATA AND RATIOS HAVE BEEN DERIVED FROM  --------------------------------------------------------
INFORMATION PROVIDED IN THE FINANCIAL STATEMENTS.                                  FOR THE YEAR ENDED
                                                                                      DECEMBER 31,
                                                                --------------------------------------------------------
INCREASE (DECREASE) IN NET ASSET VALUE:                           1997        1996        1995        1994        1993
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year.........................     $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                                                --------    --------    --------    --------    --------
Investment income--net.....................................        .0511       .0504       .0547       .0386       .0302
Realized and unrealized gain (loss) on investments--net....        .0001      (.0005)      .0012      (.0007)      .0005
                                                                --------    --------    --------    --------    --------
Total from investment operations...........................        .0512       .0499       .0559       .0379       .0307
                                                                --------    --------    --------    --------    --------
Less dividends and distributions:
  Investment income--net...................................       (.0511)     (.0504)     (.0547)     (.0386)     (.0302)
  Realized gain on investments--net........................           --+     (.0001)     (.0002)         --      (.0005)
                                                                --------    --------    --------    --------    --------
Total dividends and distributions..........................       (.0511)     (.0505)     (.0549)     (.0386)     (.0307)
                                                                --------    --------    --------    --------    --------
Net asset value, end of year...............................     $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                                                ========    ========    ========    ========    ========
------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN:*
Based on net asset value per share.........................        5.24%       5.13%       5.64%       3.93%       3.10%
                                                                ========    ========    ========    ========    ========
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses, net of reimbursement.............................         .54%        .54%        .55%        .50%        .36%
                                                                ========    ========    ========    ========    ========
Expenses...................................................         .54%        .54%        .55%        .57%        .63%
                                                                ========    ========    ========    ========    ========
Investment income--net, and realized gain on investments--
  net......................................................        5.12%       4.97%       5.50%       4.02%       3.03%
                                                                ========    ========    ========    ========    ========
------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets, end of year (in thousands).....................     $318,052    $274,756    $303,912    $363,199    $170,531
                                                                ========    ========    ========    ========    ========
------------------------------------------------------------------------------------------------------------------------

* Total investment returns exclude insurance-related fees and expenses.

+ Amount is less than $.0001 per share.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--DOMESTIC MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES:

Merrill Lynch Variable Series Funds, Inc. (the "Company") is an open-end management investment company that is comprised of 16 separate funds. Each fund offers two classes of shares to the Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York (indirect wholly-owned subsidiaries of Merrill Lynch & Co., Inc. ("ML & Co.")), and other insurance companies that are not affiliated with ML & Co., for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. Effective September 17, 1997, each fund's existing class of shares was designated as Class A and each fund began offering Class B Shares. Both classes of shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class and Class B Shares bear certain expenses related to the distribution of such shares. Domestic Money Market Fund (the "Fund") is classified as "diversified", as defined in the Investment Company Act of 1940. The following is a summary of significant accounting policies followed by the Fund.

  (a) Valuation of investments--Money market securities maturing more than sixty days after the valuation date are valued at the most recent bid price or yield equivalent as obtained from dealers that make markets in the securities. When such securities are valued with sixty days or less to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Investments maturing within sixty days from their date of acquisition are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Company.

  (b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

  (c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

  (d) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests monthly such dividends (net of non-resident alien tax and back-up withholding tax withheld) in additional Fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gain or loss on investments.

2. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES:

The Company has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of ML & Co., which is the limited partner.

  MLAM is responsible for the management of the Company's funds and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the funds. For such services, the Fund pays a monthly fee at the annual rate of 0.50% of the average daily value of the Fund's net assets.

  MLAM and Merrill Lynch Life Agency, Inc. ("MLLA") have entered into an agreement which limits the operating expenses paid by the Fund, exclusive of any distribution fees imposed on Class B Shares, to 1.25% of its average daily net assets. Any such expenses in excess of 1.25% of average daily net assets will be reimbursed to the Fund by MLAM which, in turn, will be reimbursed by MLLA.

  Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Company's transfer agent.

  Accounting services are provided to the Fund by MLAM at cost.

  Certain officers and/or directors of the Fund are officers and/or directors of MLAM, PSI, MLFDS, Merrill Lynch Funds Distributor, Inc., a wholly-owned subsidiary of Merrill Lynch Group, Inc., which is the Fund's distributor, and/or ML & Co.

3. CAPITAL SHARE TRANSACTIONS:

The number of shares sold and redeemed during the periods corresponds to the amounts included in the Statements of Changes in Net Assets with respect to net proceeds from sale of shares and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--GLOBAL BOND FOCUS FUND
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997                  (IN US DOLLARS)
--------------------------------------------------------------------------------

     NORTH                                 FACE                                                      VALUE      PERCENT OF
    AMERICA           INDUSTRY            AMOUNT         FIXED-INCOME INVESTMENTS      COST        (NOTE 1A)    NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
CANADA           FOREIGN                                 Canadian Government
                 GOVERNMENT                                Bonds:
                 OBLIGATIONS            C$    350,000    7% due 12/01/2006........  $   248,559   $   268,070       0.4%
                                       NZ$  4,200,000    6.625% due 10/03/2007....    2,542,374     2,302,480       3.0
                 ------------------------------------------------------------------------------------------------------
                                                         TOTAL FIXED-INCOME
                                                         INVESTMENTS IN CANADA        2,790,933     2,570,550       3.4
--------------------------------------------------------------------------------------------------------------------------
UNITED STATES    BANKING               US$  3,800,000    Bank of New York
                                                           Institutional Capital
                                                           Trust, Series A, 7.78%
                                                           due 12/01/2026(c)......    3,830,020     3,942,956       5.2
                                            4,600,000    Comerica Bank, 7.875% due
                                                           9/15/2026..............    4,972,858     5,184,108       6.8
                                               50,000    Mellon Capital II, 7.995%
                                                           due 1/15/2027..........       49,192        53,681       0.1
                                            2,800,000    Wells Fargo Capital I,
                                                           7.96% due 12/15/2026...    2,801,414     2,943,948       3.8
                                                                                    -----------   -----------     -----
                                                                                     11,653,484    12,124,693      15.9
                 ------------------------------------------------------------------------------------------------------
                 FINANCIAL SERVICES         4,000,000    Associates Corp. of North
                                                           America, 7.375% due
                                                           6/11/2007..............    4,202,800     4,250,000       5.6
                                            3,000,000    BT Institutional Capital
                                                           Trust, 8.09% due
                                                           12/01/2026(c)..........    3,022,730     3,148,872       4.2
                                                                                    -----------   -----------     -----
                                                                                      7,225,530     7,398,872       9.8
                 ------------------------------------------------------------------------------------------------------
                 GAMING                       500,000    ++Harrah's Jazz Company,
                                                           14.25% due
                                                           11/15/2001.............      482,500       155,000       0.2
                 ------------------------------------------------------------------------------------------------------
                 INDUSTRIAL                   800,000    Chrysler Corporation,
                                                           7.45% due 3/01/2027....      833,200       855,248       1.1
                                            2,500,000    Phelps Dodge Corporation,
                                                           7.125% due
                                                           11/01/2027.............    2,488,000     2,549,275       3.4
                                                                                    -----------   -----------     -----
                                                                                      3,321,200     3,404,523       4.5
                 ------------------------------------------------------------------------------------------------------
                 SPECIAL SITUATIONS         6,150,000    PNC Institutional Capital
                                                           Bank, 8.315% due
                                                           5/15/2027(c)...........    6,273,000     6,632,252       8.7
                 ------------------------------------------------------------------------------------------------------
                 US GOVERNMENT                           US Treasury Notes:
                 OBLIGATIONS                1,050,000    6.50% due 10/15/2006.....    1,063,453     1,099,381       1.4
                                            1,470,000    6.125% due 8/15/2007.....    1,499,483     1,510,660       2.0
                                                                                    -----------   -----------     -----
                                                                                      2,562,936     2,610,041       3.4
                 ------------------------------------------------------------------------------------------------------
                 UTILITIES                    233,383    +Tucson Electric Power
                                                           Co., 10.732% due
                                                           1/01/2013..............      223,464       247,810       0.3
                 ------------------------------------------------------------------------------------------------------
                                                         TOTAL FIXED-INCOME
                                                         INVESTMENTS IN THE UNITED
                                                         STATES                      31,742,114    32,573,191      42.8
--------------------------------------------------------------------------------------------------------------------------
                                          SHARES
                                           HELD                  WARRANTS
--------------------------------------------------------------------------------------------------------------------------
UNITED STATES    BROADCASTING/CABLE             4,700    American Telecasting Inc.
                                                           (Warrants)(a)..........       11,222         1,880       0.0
                 ------------------------------------------------------------------------------------------------------
                                                         TOTAL WARRANTS IN THE
                                                         UNITED STATES                   11,222         1,880       0.0
--------------------------------------------------------------------------------------------------------------------------
                                                         TOTAL INVESTMENTS IN
                                                         NORTH AMERICA               34,544,269    35,145,621      46.2
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--GLOBAL BOND FOCUS FUND
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997 (CONTINUED)      (IN US DOLLARS)
--------------------------------------------------------------------------------

    PACIFIC                                FACE                                                      VALUE      PERCENT OF
     BASIN            INDUSTRY            AMOUNT         FIXED-INCOME INVESTMENTS      COST        (NOTE 1A)    NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
CAYMAN ISLANDS   BANKING               US$    450,000    Fuji Bank Limited
                                                           (Cayman), 7.30% due
                                                           3/29/2049..............  $   454,932   $   419,625       0.5%
                 ------------------------------------------------------------------------------------------------------
                                                         TOTAL FIXED-INCOME
                                                         INVESTMENTS IN THE CAYMAN
                                                         ISLANDS                        454,932       419,625       0.5
--------------------------------------------------------------------------------------------------------------------------
JAPAN            BANKING              Y    65,000,000    Asian Development Bank,
                                                           5.625% due 2/18/2002...      750,697       586,672       0.8
                                           20,000,000    IBRD World Bank, 4.50%
                                                           due 6/20/2000..........      173,986       167,509       0.2
                 ------------------------------------------------------------------------------------------------------
                                                         TOTAL FIXED-INCOME
                                                         INVESTMENTS IN JAPAN           924,683       754,181       1.0
--------------------------------------------------------------------------------------------------------------------------
THAILAND         INDUSTRIAL            US$  1,750,000    PTTEP International
                                                           Limited, 7.625% due
                                                           10/01/2006(c)..........    1,784,755     1,346,706       1.8
                 ------------------------------------------------------------------------------------------------------
                                                         TOTAL FIXED-INCOME
                                                         INVESTMENTS IN THAILAND      1,784,755     1,346,706       1.8
--------------------------------------------------------------------------------------------------------------------------
                                                         TOTAL INVESTMENTS IN THE
                                                         PACIFIC BASIN                3,164,370     2,520,512       3.3
--------------------------------------------------------------------------------------------------------------------------
    WESTERN
     EUROPE
--------------------------------------------------------------------------------------------------------------------------
DENMARK          BANKING               US$  2,100,000    Den Danske Bank A/S,
                                                           7.40% due 6/15/2010....    2,172,030     2,191,064       2.9
                 ------------------------------------------------------------------------------------------------------
                 FINANCIAL SERVICES   Dkr  35,854,000    Nykredit A/S, 6% due
                                                           10/01/2026.............    4,999,003     5,100,243       6.7
                 ------------------------------------------------------------------------------------------------------
                 FOREIGN                    2,800,000    Denmark Government Bonds,
                 GOVERNMENT                                8% due 5/15/2003.......      516,582       462,225       0.6
                 OBLIGATIONS
                 ------------------------------------------------------------------------------------------------------
                                                         TOTAL FIXED-INCOME
                                                         INVESTMENTS IN DENMARK       7,687,615     7,753,532      10.2
--------------------------------------------------------------------------------------------------------------------------
FINLAND          FOREIGN GOVERNMENT    Fmk 60,000,000    Republic of Finland, 6%
                 OBLIGATIONS                               due 1/29/2002..........      654,914       548,177       0.7
                 ------------------------------------------------------------------------------------------------------
                                                         TOTAL FIXED-INCOME
                                                         INVESTMENTS IN FINLAND         654,914       548,177       0.7
--------------------------------------------------------------------------------------------------------------------------
FRANCE           FOREIGN GOVERNMENT  Frf    2,000,000    French Government B-Tan,
                 OBLIGATIONS                               7% due 10/12/2000......      420,453       354,212       0.4
                                            2,300,000    French OAT, 7.25% due
                                                           4/25/2006..............      483,739       434,016       0.6
                 ------------------------------------------------------------------------------------------------------
                                                         TOTAL FIXED-INCOME
                                                         INVESTMENTS IN FRANCE          904,192       788,228       1.0
--------------------------------------------------------------------------------------------------------------------------
GERMANY          BANKING               DM   6,700,000    Depfa-Bank PLC, 5.50% due
                                                           2/12/2008..............    3,716,810     3,676,284       4.8
                 ------------------------------------------------------------------------------------------------------
                 FOREIGN                                 Bundesrepublic
                 GOVERNMENT                                Deutschland:
                 OBLIGATIONS                  625,000    7.50% due 11/11/2004.....      452,947       393,318       0.5
                                              500,000    6.25% due 4/26/2006......      337,334       296,170       0.4
                                            9,500,000    11.69% due
                                                           7/04/2007(b)...........    3,282,886     3,211,030       4.2
                                                         Deutschland Republic:
                                              450,000    6.75% due 4/22/2003......      311,821       271,831       0.4
                                            5,000,000    6% due 7/04/2007.........    3,016,655     2,914,443       3.8
                                            1,900,000    German Unity Fund, 8% due
                                                           1/21/2002..............    1,416,586     1,179,736       1.6
                                                                                    -----------   -----------     -----
                                                                                      8,818,229     8,266,528      10.9
                 ------------------------------------------------------------------------------------------------------
                                                         TOTAL FIXED-INCOME
                                                           INVESTMENTS IN GERMANY    12,535,039    11,942,812      15.7
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--GLOBAL BOND FOCUS FUND
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997 (CONTINUED)      (IN US DOLLARS)
--------------------------------------------------------------------------------

    WESTERN
     EUROPE                                FACE                                                      VALUE      PERCENT OF
  (CONCLUDED)         INDUSTRY            AMOUNT         FIXED-INCOME INVESTMENTS      COST        (NOTE 1A)    NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
ITALY            FOREIGN                                 Buoni Poliennali del
                 GOVERNMENT                                Tesoro (Italian
                 OBLIGATIONS                               Government Bonds):
                                     Lit  500,000,000    9.50% due 5/01/2001......  $   358,425   $   321,049       0.4%
                                        1,700,000,000    8.50% due 8/01/2004......    1,100,516     1,118,952       1.5
                                          750,000,000    Government of Italy,
                                                           8.50% due 4/01/2004....      515,391       488,102       0.6
                 ------------------------------------------------------------------------------------------------------
                                                         TOTAL FIXED-INCOME
                                                         INVESTMENTS IN ITALY         1,974,332     1,928,103       2.5
--------------------------------------------------------------------------------------------------------------------------
SPAIN            FOREIGN                                 Government of Spain:
                 GOVERNMENT           Pta  75,000,000    10.10% due 2/28/2001.....      650,217       566,149       0.8
                 OBLIGATIONS               55,000,000    8% due 5/30/2004.........      425,126       412,473       0.5
                 ------------------------------------------------------------------------------------------------------
                                                         TOTAL FIXED-INCOME
                                                         INVESTMENTS IN SPAIN         1,075,343       978,622       1.3
--------------------------------------------------------------------------------------------------------------------------
SWEDEN           FOREIGN              Skr   8,500,000    Government of Sweden,
                 GOVERNMENT                              10.25% due 5/05/2000.....    1,411,881     1,181,938       1.6
                 OBLIGATIONS
                 ------------------------------------------------------------------------------------------------------
                                                         TOTAL FIXED-INCOME
                                                         INVESTMENTS IN SWEDEN        1,411,881     1,181,938       1.6
--------------------------------------------------------------------------------------------------------------------------
UNITED KINGDOM   BANKING              L     2,450,000    Royal Bank of Scotland,
                                                           9.50% due 8/29/2049....    4,682,942     4,844,040       6.4
                 ------------------------------------------------------------------------------------------------------
                 FINANCIAL SERVICES         1,500,000    Scottish Life Finance, 9%
                                                           due 11/29/2049.........    2,528,895     2,699,038       3.5
                 ------------------------------------------------------------------------------------------------------
                 FOREIGN GOVERNMENT                      United Kingdom Treasury
                 OBLIGATIONS                               Gilt:
                                              800,000    7% due 11/06/2001........    1,299,561     1,331,246       1.7
                                              300,000    8% due 6/10/2003.........      490,794       526,473       0.7
                                              530,000    8.50% due 12/07/2005.....      945,081       983,965       1.3
                                              150,000    9% due 7/12/2011.........      252,237       305,736       0.4
                                                                                    -----------   -----------     -----
                                                                                      2,987,673     3,147,420       4.1
                 ------------------------------------------------------------------------------------------------------
                                                         TOTAL FIXED-INCOME
                                                         INVESTMENTS IN THE UNITED
                                                         KINGDOM                     10,199,510    10,690,498      14.0
--------------------------------------------------------------------------------------------------------------------------
                                                         TOTAL INVESTMENTS IN
                                                         WESTERN EUROPE              36,442,826    35,811,910      47.0
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--GLOBAL BOND FOCUS FUND
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997 (CONCLUDED)      (IN US DOLLARS)
--------------------------------------------------------------------------------

                                           FACE                                                      VALUE      PERCENT OF
                                          AMOUNT           SHORT-TERM SECURITIES       COST        (NOTE 1A)    NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
COMMERCIAL                             US$    435,000    General Motors Acceptance
PAPER*                                                     Corp., 6.75% due
                                                           1/02/1998..............  $   434,918   $   434,918       0.6%
--------------------------------------------------------------------------------------------------------------------------
US GOVERNMENT                                            United States Treasury
OBLIGATIONS*                                               Bills:
                                               60,000    4.95% due 1/29/1998......       59,769        59,769       0.1
                                               40,000    4.98% due 1/29/1998......       39,845        39,845       0.0
                                                                                    -----------   -----------     -----
                                                                                         99,614        99,614       0.1
--------------------------------------------------------------------------------------------------------------------------
                                                         TOTAL INVESTMENTS IN
                                                           SHORT-TERM SECURITIES        534,532       534,532       0.7
--------------------------------------------------------------------------------------------------------------------------
                                                         TOTAL INVESTMENTS........  $74,685,997    74,012,575      97.2
                                                                                    ===========
                                                         UNREALIZED APPRECIATION
                                                           ON FORWARD FOREIGN
                                                           EXCHANGE CONTRACTS--
                                                           NET**..................                    319,209       0.4
                                                         OTHER ASSETS LESS
                                                           LIABILITIES............                  1,775,420       2.4
                                                                                                  -----------     -----
                                                         NET ASSETS...............                $76,107,204     100.0%
                                                                                                  ===========     =====
--------------------------------------------------------------------------------------------------------------------------
(a) Warrants entitle the Fund to purchase a predetermined
number of shares of common stock. The purchase price and
number of shares are subject to adjustments under certain
conditions until the expiration date.
(b) Represents a zero coupon or step bond. The interest rate shown is the effective yield at the time of purchase by the
Fund.
(c) The security may be offered and sold to "qualified
institutional buyers" under Rule 144A of the Securities Act
of 1933.

* Commercial Paper and certain US Government Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund.

** Forward foreign exchange contracts as of December 31, 1997 were as follows:
--------------------------------------------------------------------------------

                                                                                                                 UNREALIZED
                                                                                                                APPRECIATION
FOREIGN CURRENCY SOLD                                                                EXPIRATION DATE             (NOTE 1B)
----------------------------------------------------------------------------------------------------------------------------
Dkr28,000,000..................................................                       January 1998                $ 67,700
DM 17,600,000..................................................                       January 1998                 221,441
L  2,400,000...................................................                       January 1998                  23,762
NZ$4,667,537...................................................                       January 1998                   6,306
----------------------------------------------------------------------------------------------------------------------------
TOTAL UNREALIZED APPRECIATION ON FORWARD FOREIGN EXCHANGE CONTRACTS--NET (US$
COMMITMENT--$20,839,501)                                                                                          $319,209
                                                                                                                  ========

--------------------------------------------------------------------------------

+ Restricted security as to resale. The value of the Fund's investment in restricted securities was approximately $248,000, representing 0.3% of net assets.
--------------------------------------------------------------------------------

                                                                                               VALUE
ISSUE                                                         ACQUISITION DATE     COST      (NOTE 1A)
--------------------------------------------------------------------------------------------------------
Tucson Electric Power Co., 10.732% due 1/01/2013............     8/19/1993       $223,464     $247,810
--------------------------------------------------------------------------------------------------------
TOTAL                                                                            $223,464     $247,810
                                                                                 ========     ========
--------------------------------------------------------------------------------------------------------

++ Non-income producing security.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--GLOBAL BOND FOCUS FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 1997
--------------------------------------------------------------------------------

ASSETS:
Investments, at value (identified cost--$74,685,997) (Note
  1a).......................................................                   $74,012,575
Unrealized appreciation on forward foreign exchange
  contracts (Note 1b).......................................                       319,209
Foreign cash (Note 1c)......................................                        51,923
Receivables:
  Interest..................................................  $1,394,558
  Forward foreign exchange contracts (Note 1b)..............     226,985
  Capital shares sold.......................................      94,550
  Securities sold...........................................      21,312         1,737,405
                                                              ----------
Deferred organization expenses (Note 1f)....................                           789
Prepaid expenses and other assets...........................                        52,029
                                                                               -----------
Total assets................................................                    76,173,930
                                                                               -----------
------------------------------------------------------------------------------------------
LIABILITIES:
Payables:...................................................
  Investment adviser (Note 2)...............................      41,381
  Capital shares redeemed...................................         234            41,615
                                                              ----------
Accrued expenses and other liabilities......................                        25,111
                                                                               -----------
Total liabilities...........................................                        66,726
                                                                               -----------
------------------------------------------------------------------------------------------
NET ASSETS..................................................                   $76,107,204
                                                                               ===========
------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Class A Shares of Common Stock, $0.10 par value, 200,000,000
  shares authorized+........................................                   $   816,925
Paid-in capital in excess of par............................                    79,432,255
Accumulated distributions in excess of investment
  income--net (Note 1g).....................................                      (439,594)
Accumulated realized capital losses on investments and
  foreign currency transactions--net (Note 5)...............                    (3,323,454)
Unrealized depreciation on investments and foreign currency
  transactions--net.........................................                      (378,928)
                                                                               -----------
NET ASSETS..................................................                   $76,107,204
                                                                               ===========
------------------------------------------------------------------------------------------
NET ASSET VALUE:
Class A--Based on net assets of $76,107,204 and 8,169,247
  shares outstanding........................................                   $      9.32
                                                                               ===========
------------------------------------------------------------------------------------------

+ The Fund is authorized to issue 200,000,000 Class B Shares.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--GLOBAL BOND FOCUS FUND
STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTES 1d & 1e):
Interest and discount earned (net of $23,182 foreign
  withholding tax)..........................................                    $ 5,513,636
Dividends...................................................                            138
                                                                                -----------
Total income................................................                      5,513,774
                                                                                -----------
-------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees (Note 2)...........................  $   483,479
Custodian fees..............................................       44,213
Professional fees...........................................       32,353
Accounting services (Note 2)................................       17,268
Transfer agent fees (Note 2)................................        5,007
Directors' fees and expenses................................        1,959
Pricing services............................................        1,668
Amortization of organization expenses (Note 1f).............        1,578
Other.......................................................        1,188
                                                              -----------
Total expenses..............................................                        588,713
                                                                                -----------
Investment income--net......................................                      4,925,061
                                                                                -----------
-------------------------------------------------------------------------------------------
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS & FOREIGN
  CURRENCY TRANSACTIONS--NET (NOTES 1b, 1c, 1e & 3):
Realized loss from:
  Investments--net..........................................   (2,295,949)
  Foreign currency transactions--net........................   (2,470,800)       (4,766,749)
                                                              -----------
Change in unrealized appreciation/depreciation on:
  Investments--net..........................................      202,738
  Foreign currency transactions--net........................      454,476           657,214
                                                              -----------       -----------
Net realized and unrealized loss on investments and foreign
  currency transactions.....................................                     (4,109,535)
                                                                                -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........                    $   815,526
                                                                                ===========
-------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--GLOBAL BOND FOCUS FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      FOR THE YEAR ENDED
                                                                         DECEMBER 31,
                                                                ------------------------------
INCREASE (DECREASE) IN NET ASSETS:                                  1997              1996
----------------------------------------------------------------------------------------------
OPERATIONS:
Investment income--net......................................    $  4,925,061       $ 6,880,110
Realized gain (loss) on investments and foreign currency
  transactions--net.........................................      (4,766,749)          830,715
Change in unrealized appreciation/depreciation on
  investments and foreign currency transactions--net........         657,214          (706,098)
                                                                ------------       -----------
Net increase in net assets resulting from operations........         815,526         7,004,727
                                                                ------------       -----------
----------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS (NOTE 1g):
Investment income--net:
  Class A...................................................      (2,532,863)       (6,810,949)
Return of capital:
  Class A...................................................      (2,511,049)               --
In excess of investment income--net:
  Class A...................................................        (276,658)               --
                                                                ------------       -----------
Net decrease in net assets resulting from dividends to
  shareholders..............................................      (5,320,570)       (6,810,949)
                                                                ------------       -----------
----------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4):
Net redemptions from capital shares.........................     (13,177,662)       (6,069,072)
Net proceeds from issuance of capital shares resulting from
  reorganization............................................              --        17,820,572
                                                                ------------       -----------
Net increase (decrease) in net assets derived from capital
  share transactions........................................     (13,177,662)       11,751,500
                                                                ------------       -----------
----------------------------------------------------------------------------------------------
NET ASSETS:
Total increase (decrease) in net assets.....................     (17,682,706)       11,945,278
Beginning of year...........................................      93,789,910        81,844,632
                                                                ------------       -----------
End of year*................................................    $ 76,107,204       $93,789,910
                                                                ============       ===========
----------------------------------------------------------------------------------------------
* Undistributed (accumulated distributions in excess of)
  investment income--net (Note 1h)..........................    $   (439,594)      $   118,851
                                                                ============       ===========
----------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--GLOBAL BOND FOCUS FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                    CLASS A
THE FOLLOWING PER SHARE DATA AND RATIOS HAVE              -----------------------------------------------------------
BEEN DERIVED FROM INFORMATION PROVIDED IN THE
FINANCIAL STATEMENTS.                                                                                 FOR THE PERIOD
                                                              FOR THE YEAR ENDED DECEMBER 31,        JULY 1, 1993+ TO
                                                          ----------------------------------------     DECEMBER 31,
INCREASE (DECREASE) IN NET ASSET VALUE:                   1997++     1996++     1995++      1994           1993
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................    $  9.76    $  9.79    $  9.17    $ 10.38       $  10.00
                                                          -------    -------    -------    -------       --------
Investment income--net................................        .56        .78        .85        .76            .25
Realized and unrealized gain (loss) on investments and
  foreign currency transactions--net..................       (.40)      (.03)       .61      (1.19)           .33
                                                          -------    -------    -------    -------       --------
Total from investment operations......................        .16        .75       1.46       (.43)           .58
                                                          -------    -------    -------    -------       --------
Less dividends and distributions:
  Investment income--net..............................       (.29)      (.78)      (.84)      (.76)          (.20)
  Return of capital...................................       (.28)        --         --         --             --
  In excess of investment income--net.................       (.03)        --         --         --             --
  In excess of realized gain on investments--net......         --         --         --       (.02)            --
                                                          -------    -------    -------    -------       --------
Total dividends and distributions.....................       (.60)      (.78)      (.84)      (.78)          (.20)
                                                          -------    -------    -------    -------       --------
Net asset value, end of period........................    $  9.32    $  9.76    $  9.79    $  9.17       $  10.38
                                                          =======    =======    =======    =======       ========
---------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN:**
Based on net asset value per share....................      1.95%      8.02%     16.69%     (4.21%)         5.90%#
                                                          =======    =======    =======    =======       ========
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................       .73%       .69%       .68%       .75%           .94%*
                                                          =======    =======    =======    =======       ========
Investment income--net................................      6.11%      7.95%      8.99%      8.01%          6.20%*
                                                          =======    =======    =======    =======       ========
---------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)..............    $76,107    $93,790    $81,845    $75,150       $ 50,737
                                                          =======    =======    =======    =======       ========
Portfolio turnover....................................    568.76%    267.13%    132.57%    117.58%         54.80%
                                                          =======    =======    =======    =======       ========
---------------------------------------------------------------------------------------------------------------------

* Annualized.

** Total investment returns exclude insurance-related fees and expenses.

+ Commencement of operations.

++ Based on average shares outstanding.

# Aggregate total investment return.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--GLOBAL BOND FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES:

Merrill Lynch Variable Series Funds, Inc. (the "Company") is an open-end management investment company that is comprised of 16 separate funds. Each fund offers two classes of shares to the Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York (indirect wholly-owned subsidiaries of Merrill Lynch & Co., Inc. ("ML & Co.")), and other insurance companies that are not affiliated with ML & Co., for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. Effective September 17, 1997, each fund's existing class of shares was designated as Class A Shares and each fund began offering Class B Shares. Both classes of shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class and Class B Shares bear certain expenses related to the distribution of such shares. Global Bond Focus Fund (the "Fund") is classified as "non-diversified", as defined in the Investment Company Act of 1940. The following is a summary of significant accounting policies followed by the Fund.

  (a) Valuation of investments--Portfolio securities which are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued, or lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. Portfolio securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last asked price. Options purchased are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last bid price. Futures contracts are valued at the settlement price at the close of the applicable exchange. Short-term securities are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Company.

  (b) Derivative financial instruments--The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

- Forward foreign exchange contracts--The Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Fund's records. However, the effect on operations is recorded from the date the Fund enters into such contracts. Premium or discount is amortized over the life of the contracts.

- Options--The Fund may write and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

  Written and purchased options are non-income producing investments.

- Financial futures contracts--The Fund may purchase or sell futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the

--------------------------------------------------------------------------------

contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

- Foreign currency options and futures--The Fund may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

  (c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets and liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

  (d) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

  (e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

  (f) Deferred organization expenses and prepaid registration fees--Deferred organization expenses are charged to expense on a straight-line basis over a five-year period. Prepaid registration fees are charged to expense as the related shares are issued.

  (g) Dividends and distributions--Dividends from net investment income are declared and paid monthly. Distributions from capital gains are recorded on the ex-dividend dates. Distributions in excess of net investment income are due primarily to differing tax treatments for foreign currency transactions. A portion of the net investment income dividends paid by the Fund during the year ended December 31, 1997 is characterized as a return of capital.

  (h) Reclassification--Generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, current year's permanent book/tax differences of $2,673,985 have been reclassified between accumulated net realized capital losses and accumulated distributions in excess of net investment income and differences of $2,511,049 have been reclassified between paid-in capital in excess of par and accumulated distributions in excess of net investment income. These reclassifications have no effect on net assets or net asset value per share.

2. INVESTMENT ADVISORY AGREEMENT AND
TRANSACTIONS WITH AFFILIATES:

The Company has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of ML & Co., which is the limited partner.

  MLAM is responsible for the management of the Company's funds and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the funds. For such services, the Fund pays a monthly fee at the annual rate of 0.60% of the average daily value of the Fund's net assets.

  MLAM and Merrill Lynch Life Agency, Inc. ("MLLA") have entered into an agreement which limits the operating expenses paid by the Fund, exclusive of any distribution fees imposed on Class B Shares, to 1.25% of its average daily net assets. Any such expenses in excess of 1.25% of average daily net assets will be reimbursed to the Fund by MLAM which, in turn, will be reimbursed by MLLA.

  For the year ended December 31, 1997, Merrill Lynch Security Pricing Service, an affiliate of Merrill Lynch, Pierce, Fenner & Smith Inc., earned $116 for providing security price quotations to compute the Fund's net asset value.

--------------------------------------------------------------------------------

  Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Company's transfer agent.

  Accounting services are provided to the Fund by MLAM at cost.

  Certain officers and/or directors of the Company are officers and/or directors of MLAM, PSI, MLFDS, Merrill Lynch Funds Distributor, Inc., a wholly-owned subsidiary of Merrill Lynch Group, Inc., which is the Fund's distributor, and/or ML & Co.

3. INVESTMENTS:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 1997 were $432,416,067 and $440,662,159, respectively.

  Net realized and unrealized gains (losses) as of December 31, 1997 were as follows:

---------------------------------------------------------------------
                                         Realized        Unrealized
                                      Gains (Losses)   Gains (Losses)
---------------------------------------------------------------------
Long-term investments...............   $(1,709,149)      $(673,422)
Short-term investments..............           (59)             --
Financial futures contracts.........      (586,741)             --
Foreign currency transactions.......    (3,696,332)        (24,715)
Forward foreign exchange
 contracts..........................     1,225,532         319,209
                                       -----------       ---------
Total...............................   $(4,766,749)      $(378,928)
                                       ===========       =========
---------------------------------------------------------------------

  At December 31, 1997, net unrealized depreciation for Federal income tax purposes aggregated $768,140, of which $1,807,788 related to appreciated securities and $2,575,928 related to depreciated securities. At December 31, 1997, the aggregate cost of investments for Federal income tax purposes was $74,780,715.

4. CAPITAL SHARE TRANSACTIONS:

Net increase (decrease) in net assets derived from capital share transactions were $(13,177,662) and $11,751,500 for the years ended December 31, 1997 and December 31, 1996, respectively.

  Transactions in capital shares were as follows:

-----------------------------------------------------------------
Class A Shares for the Year Ended                       Dollar
December 31, 1997                        Shares         Amount
-----------------------------------------------------------------
Shares sold..........................     493,520    $  4,682,144
Shares issued to shareholders in
 reinvestment of dividends...........     578,466       5,320,557
                                       ----------    ------------
Total issued.........................   1,071,986      10,002,701
Shares redeemed......................  (2,511,890)    (23,180,363)
                                       ----------    ------------
Net decrease.........................  (1,439,904)   $(13,177,662)
                                       ==========    ============
-----------------------------------------------------------------

---------------------------------------------------------

  Class A Shares for the Year Ended                     Dollar
          December 31, 1996              Shares         Amount
-----------------------------------------------------------------
Shares sold..........................     844,095    $  8,236,250
Shares issued to shareholders in
 reinvestment of dividends...........     704,764       6,810,949
Shares issued resulting from
 reorganization......................   1,883,889      17,820,572
                                       ----------    ------------
Total issued.........................   3,432,748      32,867,771
Shares redeemed......................  (2,183,963)    (21,116,271)
                                       ----------    ------------
Net increase.........................   1,248,785    $ 11,751,500
                                       ==========    ============
-----------------------------------------------------------------

5. CAPITAL LOSS CARRYFORWARD:

At December 31, 1997, the Fund had net capital loss carryforward of approximately $2,872,000, of which $513,000 expires in 2002 and $2,359,000 expires in 2005. This amount will be available to offset like amounts of any future taxable gains.

6. SUBSEQUENT EVENT:

On January 2, 1998, the Company's Board of Directors declared an ordinary income dividend in the amount of $.053800 per Class A Share payable on January 2, 1998 to shareholders of record as of December 31, 1997.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--GLOBAL STRATEGY FOCUS FUND
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997                  (IN US DOLLARS)
--------------------------------------------------------------------------------

                             SHARES                                                               VALUE       PERCENT OF
        INDUSTRY              HELD                US STOCKS & WARRANTS              COST        (NOTE 1A)     NET ASSETS
------------------------------------------------------------------------------------------------------------------------
AEROSPACE                     100,000      GenCorp, Inc. ....................   $  2,842,382   $  2,500,000       0.3%
                               25,500      +Orbital Sciences Corporation.....        654,914        758,625       0.1
                                                                                ------------   ------------     -----
                                                                                   3,497,296      3,258,625       0.4
------------------------------------------------------------------------------------------------------------------------
AIRLINES                       96,000      +US Airways Group, Inc. ..........      4,126,132      6,000,000       0.7
------------------------------------------------------------------------------------------------------------------------
APPLIANCES                    105,000      Sunbeam Corporation...............      4,144,224      4,423,125       0.5
------------------------------------------------------------------------------------------------------------------------
AUTO--RELATED                 131,600      +Avis Rent-A-Car, Inc. ...........      3,128,250      4,202,975       0.5
                              122,400      Hertz Corp. (Class A).............      4,153,083      4,926,600       0.6
                                                                                ------------   ------------     -----
                                                                                   7,281,333      9,129,575       1.1
------------------------------------------------------------------------------------------------------------------------
AUTOMOBILE PARTS              105,000      Federal Mogul Corp. ..............      4,052,275      4,252,500       0.5
------------------------------------------------------------------------------------------------------------------------
BANKING                        51,600      Bank of New York Co., Inc. .......      1,613,910      2,983,125       0.3
                               28,000      Bank of New York Co., Inc.
                                             (Warrants)(a)...................        210,563      4,739,000       0.5
                               70,400      BankAmerica Corp. ................      4,409,027      5,139,200       0.6
                                                                                ------------   ------------     -----
                                                                                   6,233,500     12,861,325       1.4
------------------------------------------------------------------------------------------------------------------------
BANKING & FINANCIAL           115,000      First Union Corporation...........      5,681,941      5,893,750       0.7
------------------------------------------------------------------------------------------------------------------------
BROADCASTING/CABLE             52,400      +Chancellor Media Corp. ..........      3,323,684      3,910,350       0.4
                              237,583      +Tele-Communications, Inc. (Class
                                             A)..............................      4,588,904      6,622,626       0.8
                              145,417      +Tele-Communications TCI Ventures
                                             Group...........................      2,794,815      4,117,119       0.5
                                                                                ------------   ------------     -----
                                                                                  10,707,403     14,650,095       1.7
------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES            99,400      +Gartner Group Inc. ..............      3,372,841      3,702,650       0.4
------------------------------------------------------------------------------------------------------------------------
COMMUNICATION EQUIPMENT       142,000      +WorldCom, Inc. ..................      3,759,906      4,295,500       0.5
------------------------------------------------------------------------------------------------------------------------
COMPUTER SERVICES              40,800      +Cisco Systems, Inc. .............      2,337,450      2,274,600       0.3
                               21,000      +Microsoft Corp. .................      2,500,931      2,712,938       0.3
                                                                                ------------   ------------     -----
                                                                                   4,838,381      4,987,538       0.6
------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE              61,200      +BMC Software, Inc. ..............      2,720,906      4,008,600       0.5
                               68,200      Computer Associates International,
                                             Inc. ...........................      2,287,280      3,606,075       0.4
                                                                                ------------   ------------     -----
                                                                                   5,008,186      7,614,675       0.9
------------------------------------------------------------------------------------------------------------------------
COMPUTERS                      22,400      COMPAQ Computer Corp. ............        854,330      1,264,200       0.2
                               27,600      International Business Machines
                                             Corporation.....................      1,771,806      2,885,925       0.3
                               87,500      +Quantum Corporation..............      2,399,156      1,755,469       0.2
                                                                                ------------   ------------     -----
                                                                                   5,025,292      5,905,594       0.7
------------------------------------------------------------------------------------------------------------------------
CONGLOMERATES                 124,300      AlliedSignal Inc. ................      4,612,901      4,839,931       0.6
                              177,800      The Dial Corporation..............      3,442,999      3,700,463       0.4
                                                                                ------------   ------------     -----
                                                                                   8,055,900      8,540,394       1.0
------------------------------------------------------------------------------------------------------------------------
CONTAINERS                    159,100      +Owens-Illinois, Inc. ............      4,781,249      6,035,856       0.7
------------------------------------------------------------------------------------------------------------------------
ELECTRONIC COMPONENTS          62,500      General Electric Company..........      4,431,072      4,585,938       0.5
------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT                  50,000      Royal Caribbean Cruises Ltd. .....      2,196,512      2,665,625       0.3
------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES             40,600      American Express Company..........      2,425,666      3,623,550       0.4
                               62,000      MGIC Investment Corp. ............      2,409,075      4,123,000       0.5
                                                                                ------------   ------------     -----
                                                                                   4,834,741      7,746,550       0.9
------------------------------------------------------------------------------------------------------------------------
HARDWARE & TOOLS               80,900      The Black & Decker Corporation....      2,792,532      3,160,156       0.4
------------------------------------------------------------------------------------------------------------------------
INSURANCE                      37,000      Hartford Life, Inc. (Class A).....      1,254,821      1,676,563       0.2
                              180,000      Provident Companies, Inc. ........      6,034,106      6,952,500       0.8
                              105,750      Travelers Group, Inc. ............      4,133,918      5,697,281       0.7
                               44,800      Travelers Property Casualty Corp.
                                             (Class A).......................      1,814,661      1,971,200       0.2
                              112,600      UNUM Corporation..................      3,571,593      6,122,625       0.7
                                                                                ------------   ------------     -----
                                                                                  16,809,099     22,420,169       2.6
------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--GLOBAL STRATEGY FOCUS FUND
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997 (CONTINUED)      (IN US DOLLARS)
--------------------------------------------------------------------------------

                             SHARES                                                               VALUE       PERCENT OF
        INDUSTRY              HELD                US STOCKS & WARRANTS              COST        (NOTE 1A)     NET ASSETS
------------------------------------------------------------------------------------------------------------------------
LEISURE                       128,500      Brunswick Corporation.............   $  3,332,694   $  3,895,156       0.5%
------------------------------------------------------------------------------------------------------------------------
MACHINERY                      68,000      Harnischfeger Industries, Inc. ...      2,880,446      2,401,250       0.3
                              123,000      Ingersoll-Rand Co. ...............      3,928,469      4,981,500       0.6
                               45,000      SPX Corporation...................      2,553,321      3,105,000       0.4
                                                                                ------------   ------------     -----
                                                                                   9,362,236     10,487,750       1.3
------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT              96,000      DENTSPLY International, Inc. .....      2,422,734      2,928,000       0.3
------------------------------------------------------------------------------------------------------------------------
MEDICAL SPECIALTIES           216,000      +HEALTHSOUTH Corporation..........      5,856,983      5,994,000       0.7
                               32,400      Warner-Lambert Company............      4,478,544      4,017,600       0.5
                                                                                ------------   ------------     -----
                                                                                  10,335,527     10,011,600       1.2
------------------------------------------------------------------------------------------------------------------------
NATURAL GAS                    55,000      Enron Corp. ......................      2,057,325      2,285,938       0.3
------------------------------------------------------------------------------------------------------------------------
OFFICE EQUIPMENT               51,500      Danka Business Systems PLC
                                             (ADR)*..........................      2,539,015        820,781       0.1
------------------------------------------------------------------------------------------------------------------------
OIL SERVICES                   40,000      Schlumberger Ltd. ................      1,953,287      3,220,000       0.3
                               68,000      +Smith International, Inc. .......      3,395,848      4,173,500       0.5
                                                                                ------------   ------------     -----
                                                                                   5,349,135      7,393,500       0.8
------------------------------------------------------------------------------------------------------------------------
PETROLEUM                     115,000      Unocal Corp. .....................      4,037,135      4,463,438       0.5
------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICAL--DIVERSIFIED     49,200     Bristol-Myers Squibb Company......      4,680,631      4,655,550       0.5
------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICAL--PRESCRIPTION     64,000    Pfizer Inc. ......................      4,715,183      4,772,000       0.5
------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS                72,800      Eli Lilly & Co. ..................      4,607,998      5,068,700       0.6
------------------------------------------------------------------------------------------------------------------------
RAILROADS                      39,000      Burlington Northern Santa Fe
                                             Inc. ...........................      3,386,514      3,624,563       0.4
------------------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT        106,000      Glenborough Realty Trust Inc. ....      2,650,000      3,140,250       0.4
TRUSTS
                              115,000      Prentiss Properties Trust.........      2,348,760      3,212,813       0.4
                               44,950      Starwood Lodging Trust............      1,228,009      2,601,481       0.3
                                                                                ------------   ------------     -----
                                                                                   6,226,769      8,954,544       1.1
------------------------------------------------------------------------------------------------------------------------
RESTAURANTS                    70,000      +Tricon Global Restaurants,
                                             Inc.............................      2,407,706      2,034,375       0.2
------------------------------------------------------------------------------------------------------------------------
RETAIL                         55,000      +Safeway Inc. ....................      3,093,871      3,478,750       0.4
                               80,000      Sears, Roebuck & Co. .............      3,728,944      3,620,000       0.4
                               90,000      Wal-Mart Stores, Inc. ............      3,715,638      3,549,375       0.4
                                                                                ------------   ------------     -----
                                                                                  10,538,453     10,648,125       1.2
------------------------------------------------------------------------------------------------------------------------
RETAIL--DRUG STORES            81,105      Rite Aid Corp. ...................      2,783,712      4,759,850       0.5
------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS                140,000      +National Semiconductor
                                             Corporation.....................      5,386,785      3,631,250       0.4
------------------------------------------------------------------------------------------------------------------------
TRANSPORT SERVICES            114,000      +OMI Corporation..................      1,424,919      1,047,375       0.1
------------------------------------------------------------------------------------------------------------------------
TRAVEL & LODGING              130,000      Carnival Corp. (Class A)..........      4,268,818      7,198,750       0.8
------------------------------------------------------------------------------------------------------------------------
UTILITIES                      87,000      Texas Utilities Company...........      3,477,633      3,615,937       0.4
------------------------------------------------------------------------------------------------------------------------
UTILITIES--COMMUNICATIONS     206,000      Edison International..............      4,247,251      5,600,625       0.6
------------------------------------------------------------------------------------------------------------------------
UTILITIES--GAS                 92,500      El Paso Natural Gas Co. ..........      4,859,456      6,151,250       0.7
------------------------------------------------------------------------------------------------------------------------
                                           TOTAL US STOCKS & WARRANTS            214,077,444    256,178,697      29.5
------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--GLOBAL STRATEGY FOCUS FUND
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997 (CONTINUED)      (IN US DOLLARS)
--------------------------------------------------------------------------------

                             SHARES                                                               VALUE       PERCENT OF
         COUNTRY              HELD                  FOREIGN STOCKS++                COST        (NOTE 1A)     NET ASSETS
------------------------------------------------------------------------------------------------------------------------
ARGENTINA                     114,400      Yacimientos Petroliferos Fiscales
                                             S.A. (YPF)(ADR)* (21)...........   $  2,731,185   $  3,911,050       0.5%
------------------------------------------------------------------------------------------------------------------------
AUSTRALIA                     713,000      Broken Hill Proprietary Co., Ltd.
                                             (19)............................      9,381,161      6,614,323       0.8
------------------------------------------------------------------------------------------------------------------------
BAHAMAS                        61,500      +Sun International Hotels
                                             Ltd.(33) .......................      2,359,095      2,313,938       0.3
------------------------------------------------------------------------------------------------------------------------
BRAZIL                         33,400      Telecomunicacoes Brasileiras
                                             S.A.-- Telebras(ADR)* (27)......      3,338,365      3,889,012       0.4
                               69,200      +Unibanco Holdings (ADR)* (3).....      2,335,979      2,227,375       0.3
                                                                                ------------   ------------     -----
                                                                                   5,674,344      6,116,387       0.7
------------------------------------------------------------------------------------------------------------------------
CANADA                        438,000      +Gulf Canada Resources Limited
                                             (28)............................      4,066,909      3,066,000       0.3
                              225,200      +Imax Corporation(32).............      3,584,449      4,841,800       0.6
                              108,800      Magna International Inc. (Class A)
                                             (1).............................      5,411,041      6,834,000       0.8
                                                                                ------------   ------------     -----
                                                                                  13,062,399     14,741,800       1.7
------------------------------------------------------------------------------------------------------------------------
FINLAND                       290,000      +Amer Group Ltd. (10).............      5,251,766      5,563,102       0.6
                              132,000      Finnlines OY (8)..................      2,486,828      5,233,961       0.6
                              198,800      Orion-Yhtymae OY (22).............      5,494,455      5,112,782       0.6
                              339,900      UPM-Kymmene OY (13)...............      7,086,032      6,776,162       0.8
                                                                                ------------   ------------     -----
                                                                                  20,319,081     22,686,007       2.6
------------------------------------------------------------------------------------------------------------------------
FRANCE                         57,500      +SGS-Thomson Microelectronics N.V.
                                             (NY Registered Shares) (20).....      2,178,003      3,511,094       0.4
                              153,100      Scor S.A. (16)....................      5,700,758      7,320,515       0.9
                               83,000      Thomson-CSF SA (11)...............      2,608,063      2,615,900       0.3
                                                                                ------------   ------------     -----
                                                                                  10,486,824     13,447,509       1.6
------------------------------------------------------------------------------------------------------------------------
GERMANY                        70,000      Bayerische Vereinsbank AG (3).....      4,221,821      4,580,276       0.5
                               13,500      Henkel KGaA (9)...................        600,048        758,005       0.1
                              121,500      Henkel KGaA (Preferred) (9).......      5,163,053      7,666,361       0.9
                               16,300      Mannesmann AG (17)................      5,829,883      8,236,991       0.9
                                                                                ------------   ------------     -----
                                                                                  15,814,805     21,241,633       2.4
------------------------------------------------------------------------------------------------------------------------
INDONESIA                     248,580      P.T. Indonesian Satellite Corp.
                                             (ADR)* (27).....................      6,430,682      4,800,701       0.6
------------------------------------------------------------------------------------------------------------------------
ITALY                         750,000      Arnoldo Mondadori Editore S.p.A.
                                             (23)............................      6,327,223      5,892,494       0.7
                            1,161,800      Danieli & Company (17)............      4,276,177      4,176,491       0.5
                              164,000      Gucci Group N.V. (NY Registered
                                             Shares)(25).....................     11,573,447      6,867,500       0.8
                                                                                ------------   ------------     -----
                                                                                  22,176,847     16,936,485       2.0
------------------------------------------------------------------------------------------------------------------------
JAPAN                         131,000      Amway Japan Ltd. (31).............      5,024,087      2,514,395       0.3
                              296,000      Bridgestone Corporation (26)......      5,256,265      6,431,324       0.7
                              803,000      Maeda Corp. (4)...................      7,177,535      1,787,869       0.2
                              235,000      Matsushita Electric Industries,
                                             Ltd. (12).......................      3,719,946      3,446,065       0.4
                              440,000      Matsushita Electric Works, Ltd.
                                             (12)............................      5,008,321      3,817,274       0.4
                              906,000      Okumura Corp. (4).................      6,730,420      2,156,315       0.3
                               38,000      Rohm Company, Ltd. (12)...........      2,467,912      3,880,230       0.4
                               77,000      Sony Corporation (12).............      5,677,742      6,857,582       0.8
                              354,000      Tokio Marine and Fire
                                           Insurance Co., Ltd. (16)..........      3,841,719      4,022,418       0.5
                                                                                ------------   ------------     -----
                                                                                  44,903,947     34,913,472       4.0
------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--GLOBAL STRATEGY FOCUS FUND
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997 (CONTINUED)      (IN US DOLLARS)
--------------------------------------------------------------------------------

                             SHARES                                                               VALUE       PERCENT OF
         COUNTRY              HELD                  FOREIGN STOCKS++                COST        (NOTE 1A)     NET ASSETS
------------------------------------------------------------------------------------------------------------------------
MEXICO                        246,700      Grupo Carso, S.A. de C.V. (ADR)*
                                           (18)..............................   $  3,187,234   $  3,268,775       0.4%
                              175,000      +Grupo Financiera Bancomer (ADR)*
                                           (5)...............................      2,497,912      2,187,500       0.2
                               95,500      Panamerican Beverages, Inc. (Class
                                             A) (6)..........................      2,434,347      3,115,687       0.3
                               45,000      Telefonos de Mexico, S.A. de C.V.
                                             (Telmex) (ADR)* (27)............      1,809,504      2,522,812       0.3
                                                                                ------------   ------------     -----
                                                                                   9,928,997     11,094,774       1.2
------------------------------------------------------------------------------------------------------------------------
NETHERLANDS                       466      ABN-AMRO Holdings N.V.
                                             (Convertible Preferred) (3).....         15,383         35,164       0.0
                               72,000      Royal Dutch Petroleum Co. (ADR)*
                                           (28)..............................      3,932,690      3,901,500       0.4
                                                                                ------------   ------------     -----
                                                                                   3,948,073      3,936,664       0.4
------------------------------------------------------------------------------------------------------------------------
NORWAY                        641,000      Color Line ASA (8)................      2,499,223      2,482,470       0.3
------------------------------------------------------------------------------------------------------------------------
PHILIPPINES                 1,517,960      San Miguel Corp. (Class B) (6)....      3,266,021      1,878,475       0.2
------------------------------------------------------------------------------------------------------------------------
SOUTH AFRICA                  287,000      De Beers Consolidated Mines
                                             Ltd.(ADR)* (7)..................      9,811,387      5,865,563       0.7
                              593,700      Sasol Ltd. (10)...................      7,000,856      6,225,062       0.7
                                                                                ------------   ------------     -----
                                                                                  16,812,243     12,090,625       1.4
------------------------------------------------------------------------------------------------------------------------
SOUTH KOREA                   141,500      +Hyundai Engineering &
                                             Construction Co., Ltd.(GDR)**
                                             (b) (29)........................      1,815,963        123,812       0.0
                                2,763      +Hyundai Engineering &
                                             Construction Co., Ltd. (New
                                             Shares) (GDR)** (b) (29)........         35,459          2,418       0.0
                                                                                ------------   ------------     -----
                                                                                   1,851,422        126,230       0.0
------------------------------------------------------------------------------------------------------------------------
SPAIN                         168,800      Repsol S.A. (ADR)* (21)...........      5,764,803      7,184,550       0.8
------------------------------------------------------------------------------------------------------------------------
SWEDEN                        322,200      Bure Investment AB (30)...........      2,845,754      4,240,809       0.5
                              214,600      +Castellum AB (24)................      1,439,624      2,135,323       0.2
                              536,900      +Nordhanken Holding AB (3)........      2,912,368      3,036,313       0.4
                              293,000      Perstorp AB (Class B) (9).........      5,488,280      5,240,380       0.6
                              278,000      Sparbanken Sverige AB (Class A)
                                             (3).............................      3,575,154      6,320,171       0.7
                              130,000      Spectra-Physics AB (14)...........      3,966,604      2,464,261       0.3
                                                                                ------------   ------------     -----
                                                                                  20,227,784     23,437,257       2.7
------------------------------------------------------------------------------------------------------------------------
SWITZERLAND                     4,500      Novartis AG (22)..................      4,790,131      7,307,297       0.8
                                  793      Roche Holdings AG (22)............      6,661,394      7,881,100       0.9
                                                                                ------------   ------------     -----
                                                                                  11,451,525     15,188,397       1.7
------------------------------------------------------------------------------------------------------------------------
UNITED KINGDOM                750,100      Diageo PLC (6)....................      5,394,255      6,893,260       0.8
                              484,000      Dixons Group PLC (25).............      5,096,628      4,857,267       0.6
                              465,300      Imperial Chemical Industries PLC
                                             (28)............................      6,166,241      7,268,067       0.8
                            2,513,900      LucasVarity PLC (1)...............      8,649,324      8,877,524       1.0
                              629,000      Rio Tinto PLC (19)................      9,470,454      7,738,162       0.9
                                                                                ------------   ------------     -----
                                                                                  34,776,902     35,634,280       4.1
------------------------------------------------------------------------------------------------------------------------
                                           TOTAL FOREIGN STOCKS                  263,867,363    260,777,027      30.0
------------------------------------------------------------------------------------------------------------------------
                              FACE
                             AMOUNT                 FOREIGN BONDS++
------------------------------------------------------------------------------------------------------------------------
CANADA                     C$7,350,000     Canadian Government Bonds, 7% due
                                             12/01/2006 (15).................      5,583,958      5,629,470       0.7
------------------------------------------------------------------------------------------------------------------------
DENMARK                    Dkr72,500,000   Government of Denmark, 7% due
                                             11/15/2007
                                             (15)............................     11,582,614     11,628,616       1.3
------------------------------------------------------------------------------------------------------------------------
FRANCE                     Fim73,700,000   Government of France, 5.50% due
                                             10/25/2007 (15).................     12,134,726     12,391,494       1.4
------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--GLOBAL STRATEGY FOCUS FUND
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997 (CONTINUED)      (IN US DOLLARS)
--------------------------------------------------------------------------------

                              FACE                                                                VALUE       PERCENT OF
         COUNTRY             AMOUNT                 FOREIGN BONDS++                 COST        (NOTE 1A)     NET ASSETS
------------------------------------------------------------------------------------------------------------------------
GERMANY
                                           Bundesrepublik Deutschland (15):
                           DM7,900,000     6.50% due 10/14/2005..............   $  5,092,717   $  4,734,818       0.6%
                           33,000,000      6% due 7/04/2007..................     19,300,518     19,235,324       2.2
                            7,500,000      6% due 6/20/2016..................      4,172,640      4,322,882       0.5
                            7,550,000      Treuhandanstalt, 6.875% due
                                             6/11/2003 (15)..................      5,020,900      4,577,513       0.5
                                                                                ------------   ------------     -----
                                                                                  33,586,775     32,870,537       3.8
------------------------------------------------------------------------------------------------------------------------
ITALY                      Lit30,000,000,000 Buoni Poliennali del Tesoro
                                             (Italian Government Bonds),
                                             8.50% due 8/01/2004 (15)........     19,525,658     19,746,213       2.3
------------------------------------------------------------------------------------------------------------------------
SPAIN                      Pta 1,670,000,000 Spanish Government Bonds, 7.90%
                                             due 2/28/2002 (15)..............     13,081,909     12,114,914       1.4
------------------------------------------------------------------------------------------------------------------------
SWEDEN                     Skr98,200,000   Government of Sweden, 8% due
                                             8/15/2007 (15)..................     14,051,805     14,157,770       1.6
------------------------------------------------------------------------------------------------------------------------
UNITED KINGDOM             L11,000,000     United Kingdom Treasury Gilt,
                                             7.25% due 12/07/2007 (15).......     18,207,288     19,326,579       2.2
------------------------------------------------------------------------------------------------------------------------
                                           TOTAL FOREIGN BONDS                   127,754,733    127,865,593      14.7
------------------------------------------------------------------------------------------------------------------------
                                               US GOVERNMENT OBLIGATIONS
------------------------------------------------------------------------------------------------------------------------
                           US$ 56,600,000  US Treasury Bonds,
                                           6.625% due 2/15/2027..............     57,947,438     61,446,092       7.1
------------------------------------------------------------------------------------------------------------------------
                                           US Treasury Notes:
                           40,000,000      6% due 8/15/1999..................     40,109,375     40,193,600       4.6
                           10,000,000      6.50% due 5/31/2002...............     10,073,125     10,292,200       1.2
                            6,250,000      6.25% due 2/15/2007...............      6,164,062      6,449,187       0.7
                            8,450,000      6.625% due 5/15/2007..............      8,555,977      8,943,818       1.0
                                                                                ------------   ------------     -----
                                                                                  64,902,539     65,878,805       7.5
------------------------------------------------------------------------------------------------------------------------
                                           TOTAL US GOVERNMENT OBLIGATIONS       122,849,977    127,324,897      14.6
------------------------------------------------------------------------------------------------------------------------
                                                 SHORT-TERM SECURITIES
------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER***        US$36,697,000   General Motors Acceptance Corp.,
                                             6.75% due 1/02/1998.............     36,690,119     36,690,119       4.2
------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--GLOBAL STRATEGY FOCUS FUND
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997 (CONCLUDED)      (IN US DOLLARS)
--------------------------------------------------------------------------------

                                 FACE                                                             VALUE       PERCENT OF
                                AMOUNT               SHORT-TERM SECURITIES          COST        (NOTE 1A)     NET ASSETS
------------------------------------------------------------------------------------------------------------------------
US GOVERNMENT AGENCY        US$   57,000,000      Federal Home Loan Mortgage
OBLIGATIONS***                                      Corp., 5.75% due
                                                    1/06/1998................   $ 56,954,479   $ 56,954,479       6.6%
------------------------------------------------------------------------------------------------------------------------
                                                  TOTAL SHORT-TERM SECURITIES     93,644,598     93,644,598      10.8
------------------------------------------------------------------------------------------------------------------------
                           TOTAL INVESTMENTS.................................   $822,194,115    865,790,812      99.6
                                                                                ============
                           UNREALIZED DEPRECIATION ON FORWARD FOREIGN
                           EXCHANGE CONTRACTS+++.............................                      (147,743)     (0.0)
                           OTHER ASSETS LESS LIABILITIES.....................                     4,003,745       0.4
                                                                                               ------------     -----
                           NET ASSETS........................................                  $869,646,814     100.0%
                                                                                               ============     =====
------------------------------------------------------------------------------------------------------------------------

* American Depositary Receipts (ADR).

** Global Depositary Receipts (GDR).

*** Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund.

(a) Warrants entitle the Fund to purchase a predetermined number of shares of common stock. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(b) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

+ Non-income producing security.

++ Corresponding industry groups for foreign stocks and bonds:

 (1) Auto--Parts              (12) Electronics                      (22) Pharmaceutical
 (2) Office Equipment         (13) Paper & Forest Products          (23) Printing & Publishing
 (3) Banking                  (14) Industrial Components            (24) Real Estate
 (4) Building & Construction  (15) Government (Bonds)               (25) Retail Trade
 (5) Financial Services       (16) Insurance                        (26) Tire & Rubber
 (6) Beverages                (17) Machinery & Equipment            (27) Telecommunications
 (7) Mining                   (18) Multi-Industry                   (28) Oil--Integrated
 (8) Transportation           (19) Metals                           (29) Engineering & Construction
 (9) Chemicals                (20) Semiconductor Capital Equipment  (30) Investment Management
(10) Diversified              (21) Petroleum                        (31) Retailers
(11) Electrical Equipment                                           (32) Leisure & Entertainment
                                                                    (33) Hotels & Casinos

+++ Forward foreign exchange contracts sold as of December 31, 1997 were as follows:

------------------------------------------------
                                      UNREALIZED
                                     APPRECIATION
        FOREIGN        EXPIRATION   (DEPRECIATION)
     CURRENCY SOLD        DATE        (NOTE 1B)
------------------------------------------------

A$        9,840,000    January 1998   $   85,264
C$       30,000,000    March 1998        128,228

L        20,250,000    January 1998     (529,902)

Y     4,500,000,000    January 1998      168,667

------------------------------------------------
TOTAL UNREALIZED DEPRECIATION ON
FORWARD FOREIGN EXCHANGE
CONTRACTS--NET (US$
COMMITMENT--$95,114,964)              $ (147,743)
                                      ==========
------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--GLOBAL STRATEGY FOCUS FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 1997
--------------------------------------------------------------------------------

ASSETS:
Investments, at value (identified cost--$822,194,115) (Note
  1a).......................................................                $865,790,812
Cash........................................................                         282
Foreign cash (Note 1c)......................................                     252,458
Receivables:
  Interest..................................................  $5,760,306
  Dividends.................................................     845,615
  Capital shares sold.......................................      13,839       6,619,760
                                                              -----------
Prepaid expenses and other assets...........................                      52,050
                                                                            -------------
Total assets................................................                 872,715,362
                                                                            -------------
-----------------------------------------------------------------------------------------
LIABILITIES:
Unrealized depreciation on forward foreign exchange
  contracts (Note 1b).......................................                     147,743
Payables:
  Forward foreign exchange contracts (Note 1b)..............   1,500,097
  Investment adviser (Note 2)...............................     509,408
  Securities purchased......................................     442,208
  Capital shares redeemed...................................     255,295       2,707,008
                                                              ----------
Accrued expenses and other liabilities......................                     213,797
                                                                            ------------
Total liabilities...........................................                   3,068,548
                                                                            ------------
-----------------------------------------------------------------------------------------
NET ASSETS..................................................                $869,646,814
                                                                            ============
-----------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Class A Shares of Common Stock, $0.10 par value, 200,000,000
  shares authorized+........................................                $  5,912,071
Paid-in capital in excess of par............................                 691,213,759
Undistributed investment income--net........................                  29,735,941
Undistributed realized capital gains on investments and
  foreign currency transactions--net........................                  99,432,497
Unrealized appreciation on investments and foreign currency
  transactions--net.........................................                  43,352,546
                                                                            -------------
NET ASSETS..................................................                $869,646,814
                                                                            =============
-----------------------------------------------------------------------------------------
NET ASSET VALUE:
Class A--Based on net assets of $869,646,814 and 59,120,710
  shares outstanding........................................                $      14.71
                                                                            =============
-----------------------------------------------------------------------------------------

+ The Fund is authorized to issue 200,000,000 Class B Shares.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--GLOBAL STRATEGY FOCUS FUND
STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTES 1d & 1e):
Interest and discount earned (net of $26,730 foreign
  withholding tax)..........................................                 $ 13,970,349
Dividends (net of $1,196,379 foreign withholding tax).......                   13,585,037
Other income................................................                       28,445
                                                                             ------------
Total income................................................                   27,583,831
                                                                             ------------
------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees (Note 2)...........................  $ 5,860,619
Custodian fees..............................................      330,613
Accounting services (Note 2)................................      188,773
Professional fees...........................................      136,823
Directors' fees and expenses................................       17,241
Pricing services............................................       13,520
Transfer agent fees (Note 2)................................        5,475
Other.......................................................       45,624
                                                              -----------
Total expenses..............................................                    6,598,688
                                                                             ------------
Investment income--net......................................                   20,985,143
                                                                             ------------
------------------------------------------------------------------------------------------
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS & FOREIGN
  CURRENCY TRANSACTIONS--NET
(NOTES 1b, 1c, 1e & 3):
Realized gain from:
  Investments--net..........................................   99,629,063
  Foreign currency transactions--net........................    7,097,141     106,726,204
                                                              -----------
Change in unrealized appreciation/depreciation on:
  Investments--net..........................................  (30,261,812)
  Foreign currency transactions--net........................    2,531,352     (27,730,460)
                                                              -----------    ------------
Net realized and unrealized gain on investments and foreign
  currency transactions.....................................                   78,995,744
                                                                             ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........                 $ 99,980,887
                                                                             ============
------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--GLOBAL STRATEGY FOCUS FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                        FOR THE
                                                                       YEAR ENDED
                                                                      DECEMBER 31,
                                                              ----------------------------
INCREASE (DECREASE) IN NET ASSETS:                                1997            1996
------------------------------------------------------------------------------------------
OPERATIONS:
Investment income--net......................................  $ 20,985,143    $ 15,340,737
Realized gain on investments and foreign currency
  transactions--net.........................................   106,726,204      60,957,413
Change in unrealized appreciation/depreciation on
  investments and foreign currency transactions--net........   (27,730,460)     24,598,652
                                                              ------------    ------------
Net increase in net assets resulting from operations........    99,980,887     100,896,802
                                                              ------------    ------------
------------------------------------------------------------------------------------------
DIVIDENDS & DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1f):
Investment income--net:
  Class A...................................................   (18,926,819)    (12,699,527)
Realized gain on investments--net:
  Class A...................................................   (26,410,838)             --
                                                              ------------    ------------
Net decrease in net assets resulting from dividends and
  distributions to shareholders.............................   (45,337,657)    (12,699,527)
                                                              ------------    ------------
------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4):
Net increase (decrease) in net assets derived from capital
  share transactions........................................   (55,199,234)    241,763,930
                                                              ------------    ------------
------------------------------------------------------------------------------------------
NET ASSETS:
Total increase (decrease) in net assets.....................      (556,004)    329,961,205
Beginning of year...........................................   870,202,818     540,241,613
                                                              ------------    ------------
End of year*................................................  $869,646,814    $870,202,818
                                                              ============    ============
------------------------------------------------------------------------------------------
* Undistributed investment income--net (Note 1g)............  $ 29,735,941    $ 20,579,673
                                                              ============    ============
------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------

MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--GLOBAL STRATEGY FOCUS FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                       CLASS A
                                                                 ----------------------------------------------------
THE FOLLOWING PER SHARE DATA AND RATIOS HAVE BEEN DERIVED FROM             FOR THE YEAR ENDED DECEMBER 31,
INFORMATION PROVIDED IN THE FINANCIAL STATEMENTS.                ----------------------------------------------------
INCREASE (DECREASE) IN NET ASSET VALUE:                            1997       1996       1995       1994       1993
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year...........................    $  13.87   $  12.55   $  11.73   $  12.17   $  10.22
                                                                 --------   --------   --------   --------   --------
Investment income--net.......................................         .35        .28        .39        .30        .16
Realized and unrealized gain (loss) on investments and foreign
  currency transactions--net.................................        1.21       1.33        .82       (.48)      1.96
                                                                 --------   --------   --------   --------   --------
Total from investment operations.............................        1.56       1.61       1.21       (.18)      2.12
                                                                 --------   --------   --------   --------   --------
Less dividends and distributions:
  Investment income--net.....................................        (.30)      (.29)      (.39)      (.21)      (.17)
  Realized gain on investments--net..........................        (.42)        --         --+      (.04)        --
  In excess of realized gain on investments--net.............          --         --         --       (.01)        --
                                                                 --------   --------   --------   --------   --------
Total dividends and distributions............................        (.72)      (.29)      (.39)      (.26)      (.17)
                                                                 --------   --------   --------   --------   --------
Net asset value, end of year.................................    $  14.71   $  13.87   $  12.55   $  11.73   $  12.17
                                                                 ========   ========   ========   ========   ========
---------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN:*
Based on net asset value per share...........................      11.94%     13.17%     10.60%     (1.46%)    21.03%
                                                                 ========   ========   ========   ========   ========
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses.....................................................        .73%       .71%       .72%       .77%       .88%
                                                                 ========   ========   ========   ========   ========
Investment income--net.......................................       2.33%      2.68%      3.33%      2.85%      2.41%
                                                                 ========   ========   ========   ========   ========
---------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets, end of year (in thousands).......................    $869,647   $870,203   $540,242   $515,407   $269,627
                                                                 ========   ========   ========   ========   ========
Portfolio turnover...........................................     108.66%    173.44%     27.23%     21.03%     17.07%
                                                                 ========   ========   ========   ========   ========
Average commission rate paid++...............................    $  .0149   $  .0143         --         --         --
                                                                 ========   ========   ========   ========   ========
---------------------------------------------------------------------------------------------------------------------

* Total investment returns exclude insurance-related fees and expenses.

+ Amount is less than $.01 per share.

++ For the fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for purchases and sales of equity securities. The "Average Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into US dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the rate shown.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--GLOBAL STRATEGY FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES:

Merrill Lynch Variable Series Funds, Inc. (the "Company") is an open-end management investment company that is comprised of 16 separate funds. Each fund offers two classes of shares to the Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York (indirect wholly-owned subsidiaries of Merrill Lynch & Co., Inc. ("ML & Co.")), and other insurance companies that are not affiliated with ML & Co., for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. Effective September 17, 1997, each fund's existing class of shares was designated as Class A and each fund began offering Class B Shares. Both classes of shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class and Class B Shares bear certain expenses related to the distribution of such shares. Global Strategy Focus Fund (the "Fund") is classified as "non-diversified", as defined in the Investment Company Act of 1940. The following is a summary of significant accounting policies followed by the Fund.

  (a) Valuation of investments--Portfolio securities which are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued, or lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. Portfolio securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last asked price. Options purchased are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last bid price. Short-term securities are valued at amortized cost, which approximates market value. Futures contracts are valued at the settlement price at the close of the applicable exchange. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Company.

  (b) Derivative financial instruments--The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

- Forward foreign exchange contracts--The Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Fund's records. However, the effect on operations is recorded from the date the Fund enters into such contracts. Premium or discount is amortized over the life of the contracts.

- Options--The Fund may write and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid or received is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

  Written and purchased options are non-income producing investments.

- Financial futures contracts--The Fund may purchase or sell futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the

--------------------------------------------------------------------------------

value of the contract at the time it was opened and the value at the time it was closed.

- Foreign currency options and futures--The Fund may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

  (c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets and liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

  (d) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

  (e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

  (f) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

  (g) Reclassification--Generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, current year's permanent book/tax differences of $7,097,944 have been reclassified between undistributed net realized capital gains and undistributed net investment income. These reclassifications have no effect on net assets or net asset value per share.

2. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES:

The Company has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of ML & Co., which is the limited partner.

  MLAM is responsible for the management of the Company's funds and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the funds. For such services, the Fund pays a monthly fee at the annual rate of 0.65% of the average daily value of the Fund's net assets.

  MLAM and Merrill Lynch Life Agency, Inc. ("MLLA") have entered into an agreement which limits the operating expenses paid by the Fund, exclusive of any distribution fees imposed on Class B Shares, to 1.25% of its average daily net assets. Any such expenses in excess of 1.25% of average daily net assets will be reimbursed to the Fund by MLAM which, in turn, will be reimbursed by MLLA.

  For the year ended December 31, 1997, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S"), a subsidiary of ML & Co., earned $83,224 in commissions on the execution of portfolio security transactions.

  For the year ended December 31, 1997, Merrill Lynch Security Pricing Service, an affiliate of MLPF&S, earned $239 for providing security price quotations to compute the Fund's net asset value.

  Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Company's transfer agent.

  Accounting services are provided to the Fund by MLAM at cost.

  Certain officers and/or directors of the Company are officers and/or directors of MLAM, PSI, MLFDS, Merrill Lynch Funds Distributor, Inc., a wholly-owned subsidiary of Merrill Lynch Group, Inc., which is the Fund's distributor, and/or ML & Co.

--------------------------------------------------------------------------------

3. INVESTMENTS:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 1997 were $885,155,828 and $1,023,036,391, respectively.

  Net realized and unrealized gains (losses) as of December 31, 1997 were as follows:

---------------------------------------------------------

                                  REALIZED       UNREALIZED
                                    GAINS          GAINS
                                  (LOSSES)        (LOSSES)
------------------------------------------------------------
Long-term investments.........  $ 99,628,693    $43,596,697
Short-term investments........           370             --
Foreign currency
  transactions................   (11,782,112)       (96,408)
Forward foreign exchange
  contracts...................    18,879,253       (147,743)
                                ------------    -----------
Total.........................  $106,726,204    $43,352,546
                                ============    ===========
------------------------------------------------------------

  At December 31, 1997, net unrealized appreciation for Federal income tax purposes aggregated $42,373,042, of which $89,173,124 related to appreciated securities and $46,800,082 related to depreciated securities. At December 31, 1997, the aggregate cost of investments for Federal income tax purposes was $823,417,770.

4. CAPITAL SHARE TRANSACTIONS:

Net increase (decrease) in net assets derived from capital share transactions were $(55,199,234) and $241,763,930 for the years ended December 31, 1997 and December 31, 1996, respectively.

  Transactions in capital shares were as follows:

----------------------------------------------------------------------------
       CLASS A SHARES FOR THE YEAR ENDED                          DOLLAR
               DECEMBER 31, 1997                   SHARES         AMOUNT
----------------------------------------------------------------------------
Shares sold....................................   1,193,286    $  17,737,325
Shares issued to shareholders in reinvestment
 of dividends and distributions................   3,479,483       45,337,657
                                                 ----------    -------------
Total issued...................................   4,672,769       63,074,982
Shares redeemed................................  (8,275,362)    (118,274,216)
                                                 ----------    -------------
Net decrease...................................  (3,602,593)   $ (55,199,234)
                                                 ==========    =============
----------------------------------------------------------------------------

----------------------------------------------------------------------------
       CLASS A SHARES FOR THE YEAR ENDED                           DOLLAR
               DECEMBER 31, 1996                   SHARES          AMOUNT
----------------------------------------------------------------------------
Shares sold....................................    1,190,964    $ 14,964,723
Shares issued to shareholders in reinvestment
 of dividends..................................    1,034,164      12,699,527
Shares issued resulting from reorganization....   23,634,508     294,328,812
                                                 -----------    ------------
Total issued...................................   25,859,636     321,993,062
Shares redeemed................................   (6,200,613)    (80,229,132)
                                                 -----------    ------------
Net increase...................................   19,659,023    $241,763,930
                                                 ===========    ============
----------------------------------------------------------------------------

5. LOANED SECURITIES:

At December 31, 1997, the Fund held US Treasury notes having an aggregate value of approximately $2,786,000 as collateral for portfolio securities loaned having a market value of approximately $2,601,000.

6. SUBSEQUENT EVENT:

On January 2, 1998, the Company's Board of Directors declared an ordinary income dividend in the amount of $1.189210 per Class A Share and a long-term capital gains distribution in the amount of $1.191055 per Class A Share payable on January 9, 1998 to shareholders of record as of December 31, 1997.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--GLOBAL UTILITY FOCUS FUND
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997                  (IN US DOLLARS)
--------------------------------------------------------------------------------

                                     SHARES                                                        VALUE       PERCENT OF
    COUNTRY           INDUSTRY        HELD          COMMON STOCKS & WARRANTS         COST        (NOTE 1A)     NET ASSETS
-------------------------------------------------------------------------------------------------------------------------
ARGENTINA        TELECOMMUNICATIONS    51,200    Telecom Argentina STET S.A.
                                                   (ADR)*.......................  $ 1,160,819   $  1,830,400       1.3%
                                       44,800    Telefonica de Argentina S.A.
                                                   (ADR)*.......................    1,173,168      1,668,800       1.2
                                                                                  -----------   ------------     -----
                                                                                    2,333,987      3,499,200       2.5
                 ------------------------------------------------------------------------------------------------------
                 UTILITIES--ELECTRIC     7,900   Central Costanera S.A.
                                                   (ADR)*(b)....................      261,847        205,437       0.2
                 ------------------------------------------------------------------------------------------------------
                                                 TOTAL COMMON STOCKS IN
                                                 ARGENTINA                          2,595,834      3,704,637       2.7
-------------------------------------------------------------------------------------------------------------------------
AUSTRALIA        TELECOMMUNICATIONS   205,000    Telstra Corporation Limited....      399,749        432,394       0.3
                 ------------------------------------------------------------------------------------------------------
                 UTILITIES--GAS       434,496    Australian Gas & Light Co.,
                                                   Ltd. ........................    1,238,060      3,026,569       2.2
                 ------------------------------------------------------------------------------------------------------
                                                 TOTAL COMMON STOCKS IN
                                                 AUSTRALIA                          1,637,809      3,458,963       2.5
-------------------------------------------------------------------------------------------------------------------------
AUSTRIA          UTILITIES--GAS        13,560    Energie-Versorgung
                                                   Niederoesterreich AG (EVN)...    1,388,213      1,782,374       1.3
                 ------------------------------------------------------------------------------------------------------
                                                 TOTAL COMMON STOCKS IN AUSTRIA     1,388,213      1,782,374       1.3
-------------------------------------------------------------------------------------------------------------------------
BRAZIL           TELECOMMUNICATIONS    26,000    Telecomunicacoes Brasileiras
                                                   S.A.--Telebras (ADR)*........    1,330,477      3,027,375       2.2
                 ------------------------------------------------------------------------------------------------------
                 UTILITIES--ELECTRIC   100,000   +Companhia Paranaense de
                 & GAS                             Energia (Copel) (ADR)*.......    1,800,000      1,368,750       1.0
                 ------------------------------------------------------------------------------------------------------
                                                 TOTAL COMMON STOCKS IN BRAZIL      3,130,477      4,396,125       3.2
-------------------------------------------------------------------------------------------------------------------------
CANADA           TELECOMMUNICATIONS    56,000    BC Telecom, Inc. ..............    1,052,989      1,741,318       1.3
                 ------------------------------------------------------------------------------------------------------
                 UTILITIES--GAS        70,100    TransCanada Pipelines Co., Ltd.
                                                   (ADR)*.......................    1,045,275      1,568,488       1.1
                 ------------------------------------------------------------------------------------------------------
                                                 TOTAL COMMON STOCKS IN CANADA      2,098,264      3,309,806       2.4
-------------------------------------------------------------------------------------------------------------------------
CHILE            TELECOMMUNICATIONS    41,700    Compania de TeleCommunicaciones
                                                   de Chile S.A. (Sponsored)
                                                   (ADR)*.......................      922,765      1,245,788       0.9
                 ------------------------------------------------------------------------------------------------------
                 UTILITIES--ELECTRIC    26,598   Chilgener S.A. (ADR)*..........      622,719        651,651       0.5
                                       35,150    Distribuidora Chilectra
                                                   Metropolitana S.A.
                                                   (ADR)*(b)....................      517,443        897,815       0.6
                                       48,300    Enersis S.A. (ADR)*............    1,026,061      1,400,700       1.0
                                                                                  -----------   ------------     -----
                                                                                    2,166,223      2,950,166       2.1
                 ------------------------------------------------------------------------------------------------------
                                                 TOTAL COMMON STOCKS IN CHILE       3,088,988      4,195,954       3.0
-------------------------------------------------------------------------------------------------------------------------
DENMARK          TELECOMMUNICATIONS    77,000    Tele Danmark A/S (ADR)*........    1,826,433      2,372,563       1.7
                 ------------------------------------------------------------------------------------------------------
                                                 TOTAL COMMON STOCKS IN DENMARK     1,826,433      2,372,563       1.7
-------------------------------------------------------------------------------------------------------------------------
FRANCE           UTILITIES--WATER      16,984    +Generale des Eaux S.A. .......    1,939,819      2,370,254       1.7
                                       16,731    Generale des Eaux S.A.
                                                   (Warrants)(a)................            0         11,369       0.0
                 ------------------------------------------------------------------------------------------------------
                                                 TOTAL COMMON STOCKS & WARRANTS
                                                 IN FRANCE                          1,939,819      2,381,623       1.7
-------------------------------------------------------------------------------------------------------------------------
GERMANY          TELECOMMUNICATIONS     8,100    Deutsche Telekom AG............      154,054        152,427       0.1
                 ------------------------------------------------------------------------------------------------------
                 UTILITIES--ELECTRIC    15,000   RWE AG.........................      674,750        804,703       0.6
                                       20,000    Veba AG........................      652,699      1,362,019       1.0
                                        1,500    Viag AG........................      661,615        808,039       0.6
                                                                                  -----------   ------------     -----
                                                                                    1,989,064      2,974,761       2.2
                 ------------------------------------------------------------------------------------------------------
                                                 TOTAL COMMON STOCKS IN GERMANY     2,143,118      3,127,188       2.3
-------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--GLOBAL UTILITY FOCUS FUND
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997 (CONTINUED)      (IN US DOLLARS)
--------------------------------------------------------------------------------

                                     SHARES                                                        VALUE       PERCENT OF
    COUNTRY           INDUSTRY        HELD          COMMON STOCKS & WARRANTS         COST        (NOTE 1A)     NET ASSETS
-------------------------------------------------------------------------------------------------------------------------
INDONESIA        TELECOMMUNICATIONS     1,110    P.T. Indonesian Satellite Corp.
                                                   (Indosat)(ADR)*..............  $    35,575   $     21,437       0.0%
                                        8,000    P.T. Telekomunikasi Indonesia
                                                   (PERSERO) (ADR)*.............      144,000         88,500       0.1
                 ------------------------------------------------------------------------------------------------------
                                                 TOTAL COMMON STOCKS IN
                                                 INDONESIA                            179,575        109,937       0.1
-------------------------------------------------------------------------------------------------------------------------
ITALY            TELECOMMUNICATIONS   651,600    Telecom Italia Mobile S.p.A....      620,263      3,007,186       2.2
                                      405,333    Telecom Italia S.p.A...........      950,865      2,588,889       1.9
                                      761,900    Telecom Italia S.p.A.
                                                   (Registered
                                                   Non-Convertible).............    1,629,934      3,359,044       2.4
                                                                                  -----------   ------------     -----
                                                                                    3,201,062      8,955,119       6.5
                 ------------------------------------------------------------------------------------------------------
                 UTILITIES--GAS       513,400    Italgas Torino S.p.A. .........    1,581,576      2,118,370       1.5
                 ------------------------------------------------------------------------------------------------------
                                                 TOTAL COMMON STOCKS IN ITALY       4,782,638     11,073,489       8.0
-------------------------------------------------------------------------------------------------------------------------
JAPAN            TELECOMMUNICATIONS       110    Nippon Telegraph & Telephone
                                                   Corp. .......................      938,962        945,874       0.7
                 ------------------------------------------------------------------------------------------------------
                                                 TOTAL COMMON STOCKS IN JAPAN         938,962        945,874       0.7
-------------------------------------------------------------------------------------------------------------------------
MEXICO           TELECOMMUNICATIONS    29,000    Telefonos de Mexico, S.A. de
                                                   C.V. (Telemex)(ADR)*.........    1,706,306      1,625,813       1.2
                 ------------------------------------------------------------------------------------------------------
                                                 TOTAL COMMON STOCKS IN MEXICO      1,706,306      1,625,813       1.2
-------------------------------------------------------------------------------------------------------------------------
NEW ZEALAND      TELECOMMUNICATIONS    20,100    Telecom Corporation of New
                                                   Zealand Ltd. (ADR)*..........      477,195        778,875       0.6
                 ------------------------------------------------------------------------------------------------------
                                                 TOTAL COMMON STOCKS IN NEW
                                                 ZEALAND                              477,195        778,875       0.6
-------------------------------------------------------------------------------------------------------------------------
PERU             TELECOMMUNICATIONS    73,000    Telefonica del Peru, S.A.
                                                   (ADR)*.......................    1,496,500      1,701,813       1.2
                 ------------------------------------------------------------------------------------------------------
                                                 TOTAL COMMON STOCKS IN PERU        1,496,500      1,701,813       1.2
-------------------------------------------------------------------------------------------------------------------------
PHILIPPINES      TELECOMMUNICATIONS    43,600    Philippine Long Distance
                                                   Telephone Co. (ADR)*.........    1,270,791        981,000       0.7
                 ------------------------------------------------------------------------------------------------------
                 UTILITIES--ELECTRIC    96,330   Manila Electric Co. (MERALCO)
                                                   'B'..........................      518,117        322,706       0.2
                 ------------------------------------------------------------------------------------------------------
                                                 TOTAL COMMON STOCKS IN THE
                                                 PHILIPPINES                        1,788,908      1,303,706       0.9
-------------------------------------------------------------------------------------------------------------------------
PORTUGAL         TELECOMMUNICATIONS    65,720    Portugal Telecom, S.A. (ADR)*..    1,417,539      3,088,840       2.2
                 ------------------------------------------------------------------------------------------------------
                 UTILITIES--ELECTRIC     2,940   +EDP-Electricidade de Portugal,
                                                   S.A. (ADR)*..................       75,970        113,925       0.1
                 ------------------------------------------------------------------------------------------------------
                                                 TOTAL COMMON STOCKS IN PORTUGAL    1,493,509      3,202,765       2.3
-------------------------------------------------------------------------------------------------------------------------
SOUTH KOREA      UTILITIES--ELECTRIC    63,700   Korea Electric Power Corp.
                                                   (ADR)*.......................    1,250,735        640,981       0.5
                 ------------------------------------------------------------------------------------------------------
                                                 TOTAL COMMON STOCKS IN SOUTH
                                                 KOREA                              1,250,735        640,981       0.5
-------------------------------------------------------------------------------------------------------------------------
SPAIN            TELECOMMUNICATIONS    42,700    Telefonica de Espana, S.A.
                                                   (ADR)*.......................    1,681,058      3,888,369       2.8
                 ------------------------------------------------------------------------------------------------------
                 UTILITIES--ELECTRIC   145,600   Empresa Nacional de
                                                   Electricidad, S.A. (Endesa)
                                                   (ADR)*.......................    1,634,684      2,648,100       1.9
                                        7,500    HidroElectrica del Cantabrico,
                                                   S.A. ........................      251,742        328,288       0.2
                                      131,000    Iberdrola I, S.A. .............      879,896      1,721,086       1.3
                                                                                  -----------   ------------     -----
                                                                                    2,766,322      4,697,474       3.4
                 ------------------------------------------------------------------------------------------------------
                                                 TOTAL COMMON STOCKS IN SPAIN       4,447,380      8,585,843       6.2
-------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--GLOBAL UTILITY FOCUS FUND
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997 (CONTINUED)      (IN US DOLLARS)
--------------------------------------------------------------------------------

                                     SHARES                                                        VALUE       PERCENT OF
    COUNTRY           INDUSTRY        HELD          COMMON STOCKS & WARRANTS         COST        (NOTE 1A)     NET ASSETS
-------------------------------------------------------------------------------------------------------------------------
UNITED KINGDOM   TELECOMMUNICATIONS    57,000    British Telecommunications
                                                   PLC..........................  $   406,712   $    447,984       0.3%
                                       10,000    British Telecommunications PLC
                                                   (ADR)*.......................      741,450        803,125       0.6
                                       30,000    Vodafone Group PLC (ADR)*......      859,933      2,175,000       1.6
                                                                                  -----------   ------------     -----
                                                                                    2,008,095      3,426,109       2.5
                 ------------------------------------------------------------------------------------------------------
                 UTILITIES--ELECTRIC   167,500   National Power PLC.............    1,238,839      1,650,713       1.2
                                       95,139    PowerGen PLC...................      705,721      1,237,625       0.9
                                                                                  -----------   ------------     -----
                                                                                    1,944,560      2,888,338       2.1
                 ------------------------------------------------------------------------------------------------------
                                                 TOTAL COMMON STOCKS IN THE
                                                 UNITED KINGDOM                     3,952,655      6,314,447       4.6
-------------------------------------------------------------------------------------------------------------------------
UNITED           TELECOMMUNICATIONS    17,000    AT&T Corporation...............      683,145      1,041,250       0.7
STATES
                                       36,400    +AirTouch Communications,
                                                   Inc..........................      879,157      1,512,875       1.1
                                       25,800    Ameritech Corp. ...............    1,030,404      2,076,900       1.5
                                       23,808    Bell Atlantic Corporation......    1,184,107      2,166,528       1.6
                                       37,400    BellSouth Corp. ...............    1,138,507      2,106,088       1.5
                                       42,000    Frontier Corp. ................      969,520      1,010,625       0.7
                                       33,500    GTE Corp. .....................    1,124,815      1,750,375       1.3
                                       23,300    SBC Communications, Inc. ......      982,372      1,706,725       1.2
                                       30,000    Sprint Corp. ..................      864,273      1,758,750       1.3
                                       24,900    U S West Communications
                                                   Group........................      606,619      1,123,612       0.8
                                       40,000    +WorldCom, Inc. ...............    1,323,316      1,210,000       0.9
                                                                                  -----------   ------------     -----
                                                                                   10,786,235     17,463,728      12.6
                 ------------------------------------------------------------------------------------------------------
                 UTILITIES--ELECTRIC    65,600   Allegheny Energy, Inc. ........    1,689,846      2,132,000       1.5
                                       25,000    American Electric Power
                                                   Company, Inc. ...............    1,092,125      1,290,625       0.9
                                       72,500    Boston Edison Co. .............    2,012,799      2,745,937       2.0
                                       38,192    CINergy Corp. .................      885,217      1,463,231       1.1
                                       49,300    Consolidated Edison Co. of New
                                                   York.........................    1,597,050      2,021,300       1.5
                                       31,500    DTE Energy Co. ................      989,953      1,092,656       0.8
                                       26,400    Dominion Resources, Inc. ......    1,242,516      1,123,650       0.8
                                       31,000    Duke Energy Corp. .............    1,172,492      1,716,625       1.2
                                       31,000    Edison International...........      544,360        842,812       0.6
                                       50,000    Enova Corporation Holding
                                                   Co. .........................    1,184,750      1,353,125       1.0
                                       54,300    Entergy Corp. .................    1,905,240      1,625,606       1.2
                                       30,000    FPL Group, Inc. ...............    1,374,501      1,775,625       1.3
                                       71,200    GPU, Inc. .....................    2,090,069      2,999,300       2.2
                                       26,200    Houston Industries, Inc. ......      450,312        699,212       0.5
                                       56,000    NIPSCO Industries, Inc. .......    1,787,890      2,768,500       2.0
                                       44,000    New Century Energies, Inc. ....    1,312,146      2,109,250       1.5
                                       33,800    New York State Electric & Gas
                                                   Corp. .......................      932,936      1,199,900       0.9
                                       93,800    PECO Energy Co. ...............    2,719,313      2,274,650       1.7
                                       72,800    PacifiCorp. ...................    1,401,416      1,988,350       1.4
                                       50,200    Southern Co. ..................    1,041,077      1,298,925       0.9
                                       80,000    Texas Utilities Holding Co. ...    2,984,864      3,325,000       2.4
                                                                                  -----------   ------------     -----
                                                                                   30,410,872     37,846,279      27.4
                 ------------------------------------------------------------------------------------------------------

                                     SHARES                                                        VALUE       PERCENT OF
    COUNTRY           INDUSTRY        HELD          COMMON STOCKS & WARRANTS         COST        (NOTE 1A)     NET ASSETS
-------------------------------------------------------------------------------------------------------------------------
UNITED STATES    UTILITIES--GAS        29,000    The Coastal Corp. .............  $   892,505   $  1,796,187       1.3%
(CONCLUDED)
                                       24,800    El Paso Natural Gas Co. .......      895,148      1,649,200       1.2
                                       33,000    KeySpan Energy Corporation.....      855,855      1,214,812       0.9
                                       11,000    KN Energy, Inc. ...............      445,212        594,000       0.4
                                       26,100    National Fuel Gas Company......      788,314      1,270,744       0.9
                                       25,000    New Jersey Resources Corp. ....      656,623      1,001,562       0.7
                                       32,500    Questar Corp. .................    1,084,684      1,450,312       1.1
                                       27,200    Sonat, Inc. ...................      890,624      1,244,400       0.9
                                       49,800    Washington Gas Light Co. ......    1,046,197      1,540,687       1.1
                                       83,800    Williams Co., Inc. ............      866,744      2,377,825       1.7
                                                                                  -----------   ------------     -----
                                                                                    8,421,906     14,139,729      10.2
                 ------------------------------------------------------------------------------------------------------
                                                 TOTAL COMMON STOCKS IN THE
                                                 UNITED STATES                     49,619,013     69,449,736      50.2
-------------------------------------------------------------------------------------------------------------------------
                                                 TOTAL INVESTMENTS IN
                                                 COMMON STOCKS & WARRANTS          91,982,331    134,462,512      97.3
-------------------------------------------------------------------------------------------------------------------------
                                         FACE
                                       AMOUNT
-------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER**                  $3,477,000   General Motors Acceptance
                                                 Corp., 6.75% due 1/02/1998.....    3,475,696      3,475,696       2.5
-------------------------------------------------------------------------------------------------------------------------
                                                 TOTAL INVESTMENTS IN SHORT-
                                                 TERM SECURITIES                    3,475,696      3,475,696       2.5
-------------------------------------------------------------------------------------------------------------------------
                                                 TOTAL INVESTMENTS..............  $95,458,027    137,938,208      99.8
                                                                                  ===========
                                                 OTHER ASSETS LESS
                                                 LIABILITIES....................                     267,958       0.2
                                                                                                ------------     -----
                                                 NET ASSETS.....................                $138,206,166     100.0%
                                                                                                ============     =====
-------------------------------------------------------------------------------------------------------------------------

   * American Depositary Receipts (ADR).
  ** Commercial Paper is traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund.
   + Non-income producing security.
 (a) Warrants entitle the Fund to purchase a predetermined number of shares of common stock. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
 (b) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--GLOBAL UTILITY FOCUS FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 1997
--------------------------------------------------------------------------------

ASSETS:
Investments, at value (identified cost--$95,458,027) (Note
  1a).......................................................             $137,938,208
Cash........................................................                      566
Foreign cash (Note 1c)......................................                   14,064
Receivables:
  Dividends.................................................  $360,283
  Capital shares sold.......................................     4,979        365,262
                                                              --------
Deferred organization expenses (Note 1f)....................                    1,551
Prepaid expenses and other assets (Note 1f).................                    7,388
                                                                         ------------
Total assets................................................              138,327,039
                                                                         ------------
-------------------------------------------------------------------------------------
LIABILITIES:
Payables:
  Investment adviser (Note 2)...............................    72,770
  Capital shares redeemed...................................    21,039         93,809
                                                              --------
Accrued expenses............................................                   27,064
                                                                         ------------
Total liabilities...........................................                  120,873
                                                                         ------------
-------------------------------------------------------------------------------------
NET ASSETS..................................................             $138,206,166
                                                                         ============
-------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Class A Shares of Common Stock, $0.10 par value, 100,000,000
  shares authorized+........................................             $    931,439
Paid-in capital in excess of par............................               87,337,273
Undistributed investment income--net........................                  852,184
Undistributed realized capital gains on investments and
  foreign currency transactions--net........................                6,606,939
Unrealized appreciation on investments and foreign currency
  transactions--net.........................................               42,478,331
                                                                         ------------
NET ASSETS..................................................             $138,206,166
                                                                         ============
-------------------------------------------------------------------------------------
NET ASSET VALUE:
Class A--Based on net assets of $138,206,166 and 9,314,389
  shares outstanding........................................             $      14.84
                                                                         ============
-------------------------------------------------------------------------------------

+ The Fund is authorized to issue 100,000,000 Class B Shares.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--GLOBAL UTILITY FOCUS FUND
STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTES 1d & 1e):
Dividends (net of $272,108 foreign withholding tax).........                $ 5,062,929
Interest and discount earned................................                    192,535
                                                                            -----------
Total income................................................                  5,255,464
                                                                            -----------
---------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees (Note 2)...........................  $   813,756
Custodian fees..............................................       31,424
Accounting services (Note 2)................................       24,980
Professional fees...........................................       18,286
Transfer agent fees (Note 2)................................        5,006
Directors' fees and expenses................................        2,852
Pricing services............................................        2,657
Amortization of organization expenses (Note 1f).............          863
Other.......................................................        3,035
                                                              -----------
Total expenses..............................................                    902,859
                                                                            -----------
Investment income--net......................................                  4,352,605
                                                                            -----------
---------------------------------------------------------------------------------------
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS & FOREIGN
  CURRENCY TRANSACTIONS--NET (NOTES 1b, 1c, 1e & 3):
Realized gain (loss) from:
  Investments--net..........................................    9,235,314
  Foreign currency transactions--net........................      (28,510)    9,206,804
                                                              -----------
Change in unrealized appreciation/depreciation on:
  Investments--net..........................................   17,642,788
  Foreign currency transactions--net........................       (2,585)   17,640,203
                                                              -----------   -----------
Net realized and unrealized gain on investments and foreign
  currency transactions.....................................                 26,847,007
                                                                            -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........                $31,199,612
                                                                            ===========
---------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--GLOBAL UTILITY FOCUS FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      FOR THE YEAR ENDED
                                                                         DECEMBER 31,
                                                                -------------------------------
INCREASE (DECREASE) IN NET ASSETS:                                  1997               1996
-----------------------------------------------------------------------------------------------
OPERATIONS:
Investment income--net......................................    $  4,352,605       $  5,748,285
Realized gain on investments and foreign currency
  transactions--net.........................................       9,206,804          1,196,792
Change in unrealized appreciation/depreciation on
  investments and foreign currency transactions--net........      17,640,203         10,430,510
                                                                ------------       ------------
Net increase in net assets resulting from operations........      31,199,612         17,375,587
                                                                ------------       ------------
-----------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS (NOTE 1g):
Investment income--net:
  Class A...................................................      (4,603,931)        (6,739,387)
                                                                ------------       ------------
Net decrease in net assets resulting from dividends to
shareholders................................................      (4,603,931)        (6,739,387)
                                                                ------------       ------------
-----------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4):
Net decrease in net assets derived from capital shares
transactions................................................     (30,827,316)       (16,423,676)
                                                                ------------       ------------
-----------------------------------------------------------------------------------------------
NET ASSETS:
Total decrease in net assets................................      (4,231,635)        (5,787,476)
Beginning of year...........................................     142,437,801        148,225,277
                                                                ------------       ------------
End of year*................................................    $138,206,166       $142,437,801
                                                                ============       ============
-----------------------------------------------------------------------------------------------
* Undistributed investment income--net (Note 1h)............    $    852,184       $  1,132,021
                                                                ============       ============
-----------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--GLOBAL UTILITY FOCUS FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                     CLASS A
                                                         ---------------------------------------------------------------
THE FOLLOWING PER SHARE DATA AND RATIOS HAVE BEEN                                                        FOR THE PERIOD
DERIVED FROM INFORMATION PROVIDED IN THE FINANCIAL             FOR THE YEAR ENDED DECEMBER 31,          JULY 1, 1993+ TO
STATEMENTS.                                              --------------------------------------------     DECEMBER 31,
INCREASE (DECREASE) IN NET ASSET VALUE:                    1997        1996        1995        1994           1993
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...............      $  12.19    $  11.30    $   9.45    $  10.66       $  10.00
                                                         --------    --------    --------    --------       --------
Investment income--net.............................           .43         .46         .45         .35            .04
Realized and unrealized gain (loss) on investments
  and foreign currency transactions--net...........          2.66         .95        1.79       (1.25)           .64
                                                         --------    --------    --------    --------       --------
Total from investment operations...................          3.09        1.41        2.24        (.90)           .68
                                                         --------    --------    --------    --------       --------
Less dividends and distributions:
  Investment income--net...........................          (.44)       (.52)       (.39)       (.29)          (.02)
  In excess of realized gain on investments--net...            --          --          --        (.02)            --
                                                         --------    --------    --------    --------       --------
Total dividends and distributions..................          (.44)       (.52)       (.39)       (.31)          (.02)
                                                         --------    --------    --------    --------       --------
Net asset value, end of period.....................      $  14.84    $  12.19    $  11.30    $   9.45       $  10.66
                                                         ========    ========    ========    ========       ========
------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN:**
Based on net asset value per share.................        25.90%      12.96%      24.33%      (8.51%)         6.85%#
                                                         ========    ========    ========    ========       ========
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses...........................................          .67%        .66%        .66%        .73%           .89%*
                                                         ========    ========    ========    ========       ========
Investment income--net.............................         3.21%       3.90%       4.44%       3.68%          2.84%*
                                                         ========    ========    ========    ========       ========
------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)...........      $138,206    $142,438    $148,225    $126,243       $104,517
                                                         ========    ========    ========    ========       ========
Portfolio turnover.................................         7.70%      11.39%      11.05%       9.52%          1.72%
                                                         ========    ========    ========    ========       ========
Average commission rate paid++.....................      $  .0273    $  .0522          --          --             --
                                                         ========    ========    ========    ========       ========
------------------------------------------------------------------------------------------------------------------------

   * Annualized.

  ** Total investment returns exclude insurance-related fees and expenses.

   + Commencement of operations.

  ++ For the fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for purchases and sales of equity securities. The "Average Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into US dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the rate shown.

  # Aggregate total investment return.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--GLOBAL UTILITY FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES:

Merrill Lynch Variable Series Funds, Inc. (the "Company") is an open-end management investment company that is comprised of 16 separate funds. Each fund offers two classes of shares to the Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York (indirect wholly-owned subsidiaries of Merrill Lynch & Co., Inc. ("ML & Co.")), and other insurance companies that are not affiliated with ML & Co., for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. Effective September 17, 1997, each fund's existing class of shares was designated as Class A Shares and each fund began offering Class B Shares. Both classes of shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class and Class B Shares bear certain expenses related to the distribution of such shares. Global Utility Focus Fund (the "Fund") is classified as "diversified", as defined in the Investment Company Act of 1940. The following is a summary of significant accounting policies followed by the Fund.

  (a) Valuation of investments--Portfolio securities which are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued, or lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. Portfolio securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last asked price. Options purchased are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last bid price. Futures contracts are valued at the settlement price at the close of the applicable exchange. Short-term securities are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Company.

  (b) Derivative financial instruments--The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

- Forward foreign exchange contracts--The Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Fund's records. However, the effect on operations is recorded from the date the Fund enters into such contracts. Premium or discount is amortized over the life of the contracts.

- Options--The Fund may write call and put options and purchase put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

  Written and purchased options are non-income producing investments.

- Financial futures contracts--The Fund may purchase or sell futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized

--------------------------------------------------------------------------------

gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

- Foreign currency options and futures--The Fund may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

  (c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets and liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

  (d) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

  (e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

  (f) Deferred organization expenses and prepaid registration fees--Deferred organization expenses are charged to expense on a straight-line basis over a five-year period. Prepaid registration fees are charged to expense as the related shares are issued.

  (g) Dividends and distributions--Dividends from net investment income are declared and paid quarterly. Distributions of capital gains are recorded on the ex-dividend date.

  (h) Reclassification--Generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, current year's permanent book/tax differences of $28,511 have been reclassified between undistributed net realized capital gains and undistributed net investment income. These reclassifications have no effect on net assets or net asset value per share.

2. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES:

The Company has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of ML & Co., which is the limited partner.

  MLAM is responsible for the management of the Company's funds and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the funds. For such services, the Fund pays a monthly fee at the annual rate of 0.60% of the average daily value of the Fund's net assets.

  MLAM and Merrill Lynch Life Agency, Inc. ("MLLA") have entered into an agreement which limits the operating expenses paid by the Fund, exclusive of any distribution fees imposed on Class B Shares, to 1.25% of its average daily net assets. Any such expenses in excess of 1.25% of average daily net assets will be reimbursed to the Fund by MLAM which, in turn, will be reimbursed by MLLA.

  For the year ended December 31, 1997, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S"), a subsidiary of ML & Co., earned $13,129 in commissions on the execution of portfolio security transactions for the Fund.

  For the year ended December 31, 1997, Merrill Lynch Security Pricing Service, an affiliate of MLPF&S, earned $43 for providing security price quotations to compute the Fund's net asset value.

  Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Company's transfer agent.

  Accounting services are provided to the Fund by MLAM at cost.

  Certain officers and/or directors of the Company are officers and/or directors of MLAM, PSI, MLFDS, Merrill Lynch Funds Distributor, Inc., a wholly-owned subsidiary of Merrill Lynch Group, Inc., which is the Fund's distributor, and/or ML & Co.

--------------------------------------------------------------------------------

3. INVESTMENTS:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 1997 were $10,174,873 and $39,720,575, respectively.

  Net realized and unrealized gains (losses) as of December 31, 1997 were as follows:

--------------------------------------------------------------------------------
                                                    Realized        Unrealized
                                                 Gains (Losses)   Gains (Losses)
--------------------------------------------------------------------------------
Long-term investments..........................    $9,235,304      $42,480,181
Short-term investments.........................            10               --
Foreign currency transactions..................       (28,510)          (1,850)
                                                   ----------      -----------
Total..........................................    $9,206,804      $42,478,331
                                                   ==========      ===========
--------------------------------------------------------------------------------

  At December 31, 1997, net unrealized appreciation for Federal income tax purposes aggregated $42,480,181, of which $45,171,036 related to appreciated securities and $2,690,855 related to depreciated securities. At December 31, 1997, the aggregate cost of investments for Federal income tax purposes was $95,458,027.

4. CAPITAL SHARE TRANSACTIONS:

Net decreases in net assets derived from capital share transactions were $30,827,316 and $16,423,676 for the years ended December 31, 1997 and December 31, 1996, respectively.

  Transactions in capital shares were as follows:

-----------------------------------------------------------------
Class A Shares for the Year Ended                       Dollar
December 31, 1997                        Shares         Amount
-----------------------------------------------------------------
Shares sold..........................     926,005    $ 12,113,010
Shares issued to shareholders in
 reinvestment of dividends...........     358,250       4,603,931
                                       ----------    ------------
Total issued.........................   1,284,255      16,716,941
Shares redeemed......................  (3,656,796)    (47,544,257)
                                       ----------    ------------
Net decrease.........................  (2,372,541)   $(30,827,316)
                                       ==========    ============
-----------------------------------------------------------------

------------------------------------------------------------------
Class A Shares for the Year Ended                        Dollar
December 31, 1996                          Shares        Amount
------------------------------------------------------------------
Shares sold............................     858,704   $  9,800,413
Shares issued to shareholders in
 reinvestment of dividends.............     595,856      6,739,387
                                         ----------   ------------
Total issued...........................   1,454,560     16,539,800
Shares redeemed........................  (2,881,155)   (32,963,476)
                                         ----------   ------------
Net decrease...........................  (1,426,595)  $(16,423,676)
                                         ==========   ============
------------------------------------------------------------------

5. SUBSEQUENT EVENT:

On January 2, 1998, the Company's Board of Directors declared an ordinary income dividend in the amount of $.091530 per Class A Share and a long-term capital gains distribution in the amount of $.709326 per Class A Share payable on January 9, 1998 to shareholders of record as of December 31, 1997.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997
--------------------------------------------------------------------------------

                                 FACE                                                                        VALUE
                                AMOUNT                         ISSUE                           COST        (NOTE 1A)
----------------------------------------------------------------------------------------------------------------------
                                            US GOVERNMENT & AGENCY OBLIGATIONS
----------------------------------------------------------------------------------------------------------------------
FEDERAL FARM CREDIT                         Federal Farm Credit Bank:
BANK--12.3%                   $13,000,000     6.33% due 11/06/2000.....................    $ 13,043,810   $ 13,004,030
                                2,000,000     6.27% due 7/10/2002......................       2,013,620      2,028,120
                                7,000,000     6.40% due 10/09/2007.....................       7,075,390      7,134,540
----------------------------------------------------------------------------------------------------------------------
                                            TOTAL FEDERAL FARM CREDIT BANK                   22,132,820     22,166,690
----------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN              13,575,000   Federal Home Loan Bank,
BANK--7.6%                                    6.055% due 7/28/2000.....................      13,634,730     13,651,291
----------------------------------------------------------------------------------------------------------------------
                                            TOTAL FEDERAL HOME LOAN BANK                     13,634,730     13,651,291
----------------------------------------------------------------------------------------------------------------------
FEDERAL HOME                                Federal Home Loan Mortgage Corporation:
LOAN MORTGAGE                  10,000,000     7.125% due 7/21/1999.....................      10,212,200     10,195,300
CORPORATION--12.8%              5,000,000     8.065% due 1/27/2005.....................       5,540,700      5,571,850
                                3,000,000     7.14% due 9/13/2006......................       3,064,440      3,200,610
                                4,000,000     7.935% due 9/13/2006.....................       4,018,750      4,112,480
----------------------------------------------------------------------------------------------------------------------
                                            TOTAL FEDERAL HOME LOAN MORTGAGE
                                            CORPORATION                                      22,836,090     23,080,240
----------------------------------------------------------------------------------------------------------------------
FEDERAL NATIONAL                            Federal National Mortgage Association:
MORTGAGE                        2,000,000     8.90% due 6/12/2000......................       2,171,480      2,124,060
ASSOCIATION--13.9%              1,045,000     7.50% due 2/11/2002......................       1,088,232      1,103,290
                                4,000,000     6% due 11/04/2002........................       3,995,880      4,003,760
                                4,000,000     7.40% due 7/01/2004......................       4,157,540      4,303,760
                                  500,000     7.85% due 9/10/2004......................         499,297        515,080
                                2,000,000     7.65% due 3/10/2005......................       2,091,140      2,185,000
                                3,000,000     7.375% due 3/28/2005.....................       3,158,430      3,231,570
                                5,000,000     7.12% due 7/03/2006......................       5,331,400      5,350,000
                                2,000,000     6.96% due 4/02/2007......................       1,980,560      2,123,440
----------------------------------------------------------------------------------------------------------------------
                                            TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION      24,473,959     24,939,960
----------------------------------------------------------------------------------------------------------------------
PRIVATE EXPORT                              Private Export Funding Corporation:
FUNDING CORPORATION--10.8%      2,200,000     9.10% due 10/30/1998.....................       2,272,490      2,257,398
                                3,895,000     5.50% due 3/15/2001......................       3,847,286      3,850,753
                               11,000,000     6.31% due 9/30/2004......................      11,108,350     11,214,170
                                2,000,000     7.11% due 4/15/2007......................       2,145,460      2,145,460
----------------------------------------------------------------------------------------------------------------------
                                            TOTAL PRIVATE EXPORT FUNDING CORPORATION         19,373,586     19,467,781
----------------------------------------------------------------------------------------------------------------------
STUDENT LOAN                    8,000,000   Student Loan Marketing Association,
MARKETING ASSOCIATION--4.6%                   7.50% due 3/08/2000......................       8,266,160      8,272,480
----------------------------------------------------------------------------------------------------------------------
                                            TOTAL STUDENT LOAN MARKETING ASSOCIATION          8,266,160      8,272,480
----------------------------------------------------------------------------------------------------------------------
US TREASURY BONDS &                         US Treasury Bonds:
NOTES--31.1%                    2,000,000     10.625% due 8/15/2015....................       2,826,250      3,005,940
                                1,500,000     9.25% due 2/15/2016......................       1,862,344      2,035,305
                                7,500,000     8.875% due 8/15/2017.....................       9,044,297      9,955,050
                                1,000,000     8.75% due 5/15/2020......................       1,216,406      1,332,030
                                9,500,000     8.125% due 8/15/2021.....................      11,135,078     11,983,395
                                6,000,000     7.50% due 11/15/2024.....................       6,390,938      7,177,500
                                3,000,000     6.50% due 11/15/2026.....................       2,861,641      3,202,500
                                            US Treasury Notes:
                                1,000,000     5.875% due 8/31/1999.....................       1,000,937      1,003,120
                                4,000,000     7.75% due 12/31/1999.....................       4,181,562      4,155,640
                                3,000,000     6.25% due 10/31/2001.....................       3,044,062      3,051,090
                                5,000,000     7.50% due 11/15/2001.....................       5,140,469      5,300,800
                                1,500,000     6.375% due 8/15/2002.....................       1,497,422      1,538,670
                                2,000,000     6.625% due 5/15/2007.....................       2,109,688      2,116,880
----------------------------------------------------------------------------------------------------------------------
                                            TOTAL US TREASURY BONDS & NOTES                  52,311,094     55,857,920
----------------------------------------------------------------------------------------------------------------------
                                            TOTAL US GOVERNMENT & AGENCY
                                            OBLIGATIONS--93.1%                              163,028,439    167,436,362
----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997 (CONCLUDED)
--------------------------------------------------------------------------------

                                 FACE                                                                        VALUE
                                AMOUNT                 SHORT-TERM SECURITIES                   COST        (NOTE 1A)
----------------------------------------------------------------------------------------------------------------------
REPURCHASE                    $ 8,252,000   HSBC Holdings PLC, purchased on
AGREEMENTS**--4.6%                            12/31/1997 to yield 6.57% to 1/02/1998...    $  8,252,000   $  8,252,000
----------------------------------------------------------------------------------------------------------------------
US GOVERNMENT AGENCY            3,000,000   Federal National Mortgage Association,
OBLIGATIONS*--1.7%                            5.75% due 1/06/1998......................       2,997,125      2,997,125
----------------------------------------------------------------------------------------------------------------------
                                            TOTAL SHORT-TERM SECURITIES--6.3%                11,249,125     11,249,125
----------------------------------------------------------------------------------------------------------------------
                                            TOTAL INVESTMENTS--99.4%...................    $174,277,564    178,685,487
                                                                                           ============
                                            OTHER ASSETS LESS LIABILITIES--0.6%........                      1,134,884
                                                                                                          ------------
                                            NET ASSETS--100.0%.........................                   $179,820,371
                                                                                                          ============

--------------------------------------------------------------------------------

* Certain US Government Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund.

** Repurchase Agreements are fully collateralized by US Government Obligations.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--GOVERNMENT BOND FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 1997
--------------------------------------------------------------------------------

ASSETS:
Investments, at value (identified cost $174,277,564) (Note
  1a).......................................................              $178,685,487
Cash........................................................                     5,323
Receivables:
  Interest..................................................  $3,243,192
  Capital shares sold.......................................     175,073     3,418,265
                                                              ----------
Prepaid expenses and other assets...........................                    10,837
                                                                          ------------
Total assets................................................               182,119,912
                                                                          ------------
--------------------------------------------------------------------------------------
LIABILITIES:
Payables:
  Securities purchased......................................   2,175,875
  Investment adviser (Note 2)...............................      79,729
  Capital shares redeemed...................................         353     2,255,957
                                                              ----------
Accrued expenses and other liabilities......................                    43,584
                                                                          ------------
Total liabilities...........................................                 2,299,541
                                                                          ------------
--------------------------------------------------------------------------------------
NET ASSETS..................................................              $179,820,371
                                                                          ============
--------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Class A Shares of Common Stock, $0.10 par value, 100,000,000
  shares authorized+........................................              $  1,697,134
Paid-in capital in excess of par............................               172,802,795
Undistributed investment income--net........................                   936,827
Accumulated distributions in excess of realized capital
  gains on investments--net (Note 1d).......................                   (24,308)
Unrealized appreciation on investments--net.................                 4,407,923
                                                                          ------------
NET ASSETS..................................................              $179,820,371
                                                                          ============
--------------------------------------------------------------------------------------
NET ASSET VALUE:
Class A--Based on net assets of $179,820,371 and 16,971,339
  shares outstanding........................................              $      10.60
                                                                          ============
--------------------------------------------------------------------------------------

+ The Fund is authorized to issue 100,000,000 Class B Shares.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--GOVERNMENT BOND FUND
STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1c):
Interest and discount earned................................             $ 9,139,720
Other income................................................                  12,843
                                                                         -----------
Total income................................................               9,152,563
                                                                         -----------
------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees (Note 2)...........................  $675,675
Accounting services (Note 2)................................    27,684
Registration fees...........................................    24,945
Custodian fees..............................................    15,707
Professional fees...........................................    12,828
Transfer agent fees (Note 2)................................     5,005
Pricing services............................................     2,190
Directors' fees and expenses................................     2,096
Other.......................................................     1,315
                                                              --------
Total expenses before reimbursement.........................   767,445
Reimbursement of expenses (Note 2)..........................   (78,164)
                                                              --------
Expenses after reimbursement................................                 689,281
                                                                         -----------
Investment income--net......................................               8,463,282
                                                                         -----------
------------------------------------------------------------------------------------
REALIZED & UNREALIZED GAIN ON INVESTMENTS--NET (NOTES 1c &
  3):
Realized gain on investments--net...........................                 974,626
Change in unrealized appreciation on investments--net.......               3,456,357
                                                                         -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........             $12,894,265
                                                                         ===========
------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--GOVERNMENT BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  FOR THE YEAR ENDED
                                                                     DECEMBER 31,
                                                              --------------------------
INCREASE (DECREASE) IN NET ASSETS:                                1997          1996
----------------------------------------------------------------------------------------
OPERATIONS:
Investment income--net......................................  $  8,463,282   $ 3,815,911
Realized gain (loss) on investments--net....................       974,626      (154,413)
Change in unrealized appreciation/depreciation on
  investments--net..........................................     3,456,357    (1,012,273)
                                                              ------------   -----------
Net increase in net assets resulting from operations........    12,894,265     2,649,225
                                                              ------------   -----------
----------------------------------------------------------------------------------------
DIVIDENDS & DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1d):
Investment income--net:
  Class A...................................................    (8,011,058)   (3,530,361)
Realized gain on investments--net:
  Class A...................................................      (820,212)     (137,668)
In excess of realized gain on investments--net:
  Class A...................................................       (24,308)           --
                                                              ------------   -----------
Net decrease in net assets resulting from dividends and
  distributions to shareholders.............................    (8,855,578)   (3,668,029)
                                                              ------------   -----------
----------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4):
Net increase in net assets derived from capital share
  transactions..............................................    86,200,892    49,603,169
                                                              ------------   -----------
----------------------------------------------------------------------------------------
NET ASSETS:
Total increase in net assets................................    90,239,579    48,584,365
Beginning of year...........................................    89,580,792    40,996,427
                                                              ------------   -----------
End of year*................................................  $179,820,371   $89,580,792
                                                              ============   ===========
----------------------------------------------------------------------------------------
* Undistributed investment income--net......................  $    936,827   $   484,603
                                                              ============   ===========
----------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--GOVERNMENT BOND FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                       CLASS A
THE FOLLOWING PER SHARE DATA AND RATIOS HAVE BEEN DERIVED FROM  -----------------------------------------------------
INFORMATION PROVIDED IN THE FINANCIAL STATEMENTS.                                                    FOR THE PERIOD
                                                                FOR THE YEAR ENDED DECEMBER 31,     MAY 2, 1994+ TO
                                                                --------------------------------      DECEMBER 31,
INCREASE (DECREASE) IN NET ASSET VALUE:                           1997        1996        1995            1994
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.........................   $  10.40     $ 10.79     $  9.97        $ 10.00
                                                                --------     -------     -------        -------
Investment income--net.......................................        .63         .65         .62            .25
Realized and unrealized gain (loss) on investments--net......        .25        (.36)        .81           (.07)
                                                                --------     -------     -------        -------
Total from investment operations.............................        .88         .29        1.43            .18
                                                                --------     -------     -------        -------
Less dividends and distributions:
  Investment income--net.....................................       (.63)       (.64)       (.61)          (.21)
  Realized gain on investments--net..........................       (.05)       (.04)         --             --
  In excess of realized gain on investments--net.............         --++        --          --             --
                                                                --------     -------     -------        -------
Total dividends and distributions............................       (.68)       (.68)       (.61)          (.21)
                                                                --------     -------     -------        -------
Net asset value, end of period...............................   $  10.60     $ 10.40     $ 10.79        $  9.97
                                                                ========     =======     =======        =======
---------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN:**
Based on net asset value per share...........................      8.88%       2.86%      14.83%          1.79%++
                                                                ========     =======     =======        =======
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses, net of reimbursement...............................       .51%        .15%        .00%           .00%*
                                                                ========     =======     =======        =======
Expenses.....................................................       .57%        .59%        .66%           .80%*
                                                                ========     =======     =======        =======
Investment income--net.......................................      6.26%       6.39%       6.28%          4.66%*
                                                                ========     =======     =======        =======
---------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands).....................   $179,820     $89,581     $40,996        $17,811
                                                                ========     =======     =======        =======
Portfolio turnover...........................................    117.65%      21.23%      45.39%        103.03%
                                                                ========     =======     =======        =======
---------------------------------------------------------------------------------------------------------------------

* Annualized.

** Total investment returns exclude insurance-related fees and expenses.

+ Commencement of operations.

++ Amount is less than $.01 per share.

++ Aggregate total investment return.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--GOVERNMENT BOND FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES:

Merrill Lynch Variable Series Funds, Inc. (the "Company") is an open-end management investment company that is comprised of 16 separate funds. Each fund offers two classes of shares to the Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York (indirect wholly-owned subsidiaries of Merrill Lynch & Co., Inc. ("ML & Co.")), and other insurance companies that are not affiliated with ML & Co., for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. Effective September 17, 1997, each fund's existing class of shares was designated as Class A and each fund began offering Class B Shares. Both classes of shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class and Class B Shares bear certain expenses related to the distribution of such shares. Government Bond Fund (the "Fund") is classified as "diversified", as defined in the Investment Company Act of 1940. The following is a summary of significant accounting policies followed by the Fund.

  (a) Valuation of investments--Portfolio securities which are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued, or lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. Portfolio securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. Short-term securities are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Company.

  (b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

  (c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

  (d) Dividends and distributions--Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. Distributions in excess of realized capital gains are due primarily to differing tax treatments for post-October losses.

2. INVESTMENT ADVISORY AGREEMENT AND
TRANSACTIONS WITH AFFILIATES:

The Company has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of ML & Co., which is the limited partner.

  MLAM is responsible for the management of the Company's funds and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the funds. For such services, the Fund pays a monthly fee at the annual rate of 0.50% of the average daily value of the Fund's net assets.

  MLAM and Merrill Lynch Life Agency, Inc. ("MLLA") have entered into an agreement which limits the operating expenses paid by the Fund, exclusive of any distribution fees imposed on Class B Shares, to 1.25% of its average daily net assets. Any such expenses in excess of 1.25% of average daily net assets will be reimbursed to the Fund by MLAM which, in turn, will be reimbursed by MLLA.

  For the year ended December 31, 1997, MLAM earned fees of $675,675, of which $78,164 was voluntarily waived.

  For the year ended December 31, 1997, Merrill Lynch Security Pricing Service, an affiliate of Merrill Lynch, Pierce, Fenner & Smith Inc., earned $1,676 for providing security price quotations to compute the Fund's net asset value.

  Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Company's transfer agent.

--------------------------------------------------------------------------------

  Accounting services are provided to the Fund by MLAM at cost.

  Certain officers and/or directors of the Company are officers and/or directors of MLAM, PSI, MLFDS, Merrill Lynch Funds Distributor, Inc., a wholly-owned subsidiary of Merrill Lynch Group, Inc., which is the Fund's distributor, and/or ML & Co.

3. INVESTMENTS:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 1997 were $223,611,299 and $141,865,078, respectively.

  Net realized and unrealized gains as of December 31, 1997 were as follows:

------------------------------------------------------------------
                                             Realized   Unrealized
                                              Gains       Gains
------------------------------------------------------------------
Long-term investments......................  $974,255   $4,407,923
Short-term investments.....................       371           --
                                             --------   ----------
Total......................................  $974,626   $4,407,923
                                             ========   ==========
------------------------------------------------------------------

  At December 31, 1997, net unrealized appreciation for Federal income tax purposes aggregated $4,407,923, of which $4,553,038 related to appreciated securities and $145,115 related to depreciated securities. At December 31, 1997, the aggregate cost of investments for Federal income tax purposes was $174,277,564.

4. CAPITAL SHARE TRANSACTIONS:

Net increase in net assets derived from capital share transactions were $86,200,892 and $49,603,169 for the years ended December 31, 1997 and December 31, 1996, respectively.

  Transactions in capital shares were as follows:

-----------------------------------------------------------------
Class A Shares for the Year Ended                       Dollar
December 31, 1997                         Shares        Amount
-----------------------------------------------------------------
Shares sold............................  7,848,272    $80,971,426
Shares issued to shareholders in
 reinvestment of dividends and
 distributions.........................    854,723      8,855,578
                                         ---------    -----------
Total issued...........................  8,702,995     89,827,004
Shares redeemed........................   (348,658)    (3,626,112)
                                         ---------    -----------
Net increase...........................  8,354,337    $86,200,892
                                         =========    ===========
-----------------------------------------------------------------

-----------------------------------------------------------------
Class A Shares for the Year Ended                       Dollar
December 31, 1996                         Shares        Amount
-----------------------------------------------------------------
Shares sold............................  4,677,811    $48,169,342
Shares issued to shareholders in
 reinvestment of dividends and
 distributions.........................    354,243      3,668,029
                                         ---------    -----------
Total issued...........................  5,032,054     51,837,371
Shares redeemed........................   (215,188)    (2,234,202)
                                         ---------    -----------
Net increase...........................  4,816,866    $49,603,169
                                         =========    ===========
-----------------------------------------------------------------

5. SUBSEQUENT EVENT:

On January 2, 1998, the Company's Board of Directors declared an ordinary income dividend in the amount of $.055200 per Class A Share payable on January 2, 1998 to Shareholders of record as of December 31, 1997.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--HIGH CURRENT INCOME FUND
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997
--------------------------------------------------------------------------------

                             S&P     MOODY'S      FACE                                                            VALUE
        INDUSTRY           RATINGS   RATINGS     AMOUNT                     ISSUE                   COST        (NOTE 1A)
---------------------------------------------------------------------------------------------------------------------------
AEROSPACE &                 B-        B2       $ 3,000,000      L-3 Communications Corp.,
DEFENSE--0.6%                                                     10.375% due 5/01/2007.......  $  3,000,000   $  3,255,000
---------------------------------------------------------------------------------------------------------------------------
AIRLINES--0.8%              B+        B1         4,000,000      USAir, Inc., 10.375% due
                                                                  3/01/2013...................     3,935,000      4,476,640
---------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE--0.9%            B         B3         2,000,000      Collins & Aikman Corp., 11.50%
                                                                  due 4/15/2006...............     2,000,000      2,247,500
                            B+        B2         3,000,000      Venture Holdings Trust, 9.50%
                                                                  due 7/01/2005...............     2,905,772      3,015,000
                                                                                                ------------   ------------
                                                                                                   4,905,772      5,262,500
---------------------------------------------------------------------------------------------------------------------------
BROADCASTING--              BB+       Ba2          706,000      Argyle Television Inc., 9.75%
RADIO & TV--1.9%                                                  due 11/01/2005..............       681,290        790,720
                            B-        B3         2,000,000      SFX Broadcasting Inc., 10.75%
                                                                  due 5/15/2006...............     1,990,000      2,195,000
                            B-        B3         2,500,000      Salem Communications Corp.,
                                                                  9.50% due 10/01/2007(e).....     2,551,250      2,537,500
                                                                Sinclair Broadcasting Group
                                                                  Inc.:
                            B         B2         2,000,000      10% due 9/30/2005.............     1,993,750      2,120,000
                            B         B2         3,000,000      8.75% due 12/15/2007..........     2,988,240      3,000,000
                                                                                                ------------   ------------
                                                                                                  10,204,530     10,643,220
---------------------------------------------------------------------------------------------------------------------------
BUILDING MATERIALS--        BB+       B1         1,500,000      Cemex S.A., 12.75% due
1.5%                                                              7/15/2006(e)................     1,500,000      1,796,250
                            B+        B1         3,000,000      Nortek Inc., 9.125% due
                                                                  9/01/2007...................     2,975,760      3,045,000
                            B+        B3         3,340,000      Pacific Lumber Co., 10.50% due
                                                                  3/01/2003...................     3,252,088      3,456,900
                                                                                                ------------   ------------
                                                                                                   7,727,848      8,298,150
---------------------------------------------------------------------------------------------------------------------------
CABLE--                     CCC+      Caa        5,023,939      American Telecasting, Inc.,
DOMESTIC--5.0%                                                    14.38% due 6/15/2004(d).....     4,012,196      1,657,900
                                                                Century Communications Corp.:
                            BB-       Ba3        3,000,000      9.50% due 3/01/2005...........     2,953,750      3,180,000
                            BB-       Ba3        2,500,000      8.375% due 12/15/2007.........     2,454,475      2,462,500
                            B         B2         4,000,000      Intermedia Capital Partners
                                                                  L.P., 11.25%
                                                                  due 8/01/2006...............     3,997,500      4,380,000
                            BB+       Ba3        5,000,000      Lenfest Communications, Inc.,
                                                                  8.375% due 11/01/2005.......     4,627,500      5,137,500
                            B         B1         4,000,000      Olympus Communications L.P.,
                                                                  10.625% due 11/15/2006......     4,000,000      4,430,000
                            BB+       Ba3        2,000,000      TCI Communications Inc., 9.65%
                                                                  due 3/31/2027...............     2,052,500      2,341,240
                            B-        B3         4,000,000      TCI Satellite Entertainment,
                                                                  Inc., 10.875%
                                                                  due 2/15/2007(e)............     4,110,000      4,190,000
                                                                                                ------------   ------------
                                                                                                  28,207,921     27,779,140
---------------------------------------------------------------------------------------------------------------------------
CABLE--                                                         Australis Media Ltd.(g):
INTERNATIONAL--2.7%         CCC+      Caa        8,000,000      1.75%/15.75% due
                                                                  5/15/2003(h)................     5,575,080      3,290,818
                            CCC+      Caa           70,864      1.75%/15.75% due 5/15/2003....        47,904         30,195
                                                                International Cabletel Inc.:
                            B-        B3         2,000,000      10% due 2/15/2007.............     1,955,000      2,105,000
                            B         B3         5,500,000      Series B, 10.98% due
                                                                  2/01/2006(d)................     4,013,521      4,269,375
                            B+        B1         7,000,000      TeleWest Communications PLC,
                                                                  11.45% due 10/01/2007(d)....     5,050,062      5,442,500
                                                                                                ------------   ------------
                                                                                                  16,641,567     15,137,888
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--HIGH CURRENT INCOME FUND
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997 (CONTINUED)
--------------------------------------------------------------------------------

                             S&P     MOODY'S      FACE                                                            VALUE
        INDUSTRY           RATINGS   RATINGS     AMOUNT                     ISSUE                   COST        (NOTE 1A)
---------------------------------------------------------------------------------------------------------------------------
CAPITAL GOODS--1.9%         B+        B1       $ 4,000,000      Bucyrus International Inc.,
                                                                  9.75% due 9/15/2007.........  $  4,000,000   $  4,040,000
                            BB-       B1         1,660,000      Essex Group, Inc., 10% due
                                                                  5/01/2003...................     1,668,925      1,738,850
                            B-        B3         4,500,000      International Wire Group,
                                                                  Inc., 11.75% due
                                                                  6/01/2005...................     4,490,625      4,927,500
                                                                                                ------------   ------------
                                                                                                  10,159,550     10,706,350
---------------------------------------------------------------------------------------------------------------------------
CHEMICALS--1.3%             BB-       Ba3        3,100,000      Agricultural Minerals &
                                                                  Chemicals Co., L.P., 10.75%
                                                                  due 9/30/2003...............     3,119,125      3,340,250
                            BB-       Ba3        3,500,000      ISP Holdings Inc., 9.75% due
                                                                  2/15/2002...................     3,500,000      3,696,875
                                                                                                ------------   ------------
                                                                                                   6,619,125      7,037,125
---------------------------------------------------------------------------------------------------------------------------
COMPUTER SERVICES--         CCC       B3         3,000,000      Dictaphone Corp., 11.75% due
ELECTRONICS--0.5%                                                 8/01/2005...................     2,943,750      2,910,000
---------------------------------------------------------------------------------------------------------------------------
CONGLOMERATES--0.7%         NR*       NR*          755,000      MacAndrews & Forbes Group,
                                                                  Inc., 13% due 3/01/1999.....       752,837        757,831
                                                                Sequa Corp.:
                            BB        B1           750,000      9.625% due 10/15/1999.........       740,625        770,625
                            B+        B3         2,500,000      9.375% due 12/15/2003.........     2,512,812      2,600,000
                                                                                                ------------   ------------
                                                                                                   4,006,274      4,128,456
---------------------------------------------------------------------------------------------------------------------------
CONSUMER                    B         B3         8,500,000      CLN Holdings Inc., 11.906% due
PRODUCTS--2.7%                                                    5/15/2001(d)................     5,756,461      5,631,250
                            B+        Ba3        3,500,000      Coty Inc., 10.25% due
                                                                  5/01/2005...................     3,618,125      3,718,750
                            B+        B1         7,000,000      International Semi-Tech
                                                                  Microelectronics, Inc.,
                                                                  13.13% 8/15/2003(d).........     4,780,684      2,520,000
                            B+        B1         2,500,000      Playtex Products Inc., Series
                                                                  B, 8.875% due 7/15/2004.....     2,520,625      2,540,625
                            B+        B1           708,000      Samsonite Corp., 11.125% due
                                                                  7/15/2005...................       696,035        796,500
                                                                                                ------------   ------------
                                                                                                  17,371,930     15,207,125
---------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED--1.0%           B-        B2         2,000,000      Koppers Industries, Inc.,
                                                                  9.875% due 12/01/2007(e)....     2,000,000      2,060,000
                            B+        B2         3,500,000      RBX Corp., 12% due
                                                                  1/15/2003(e)................     3,500,000      3,561,250
                                                                                                ------------   ------------
                                                                                                   5,500,000      5,621,250
---------------------------------------------------------------------------------------------------------------------------
ENERGY--7.1%                B-        B3         2,000,000      Bellwether Exploration Co.,
                                                                  10.875% due 4/01/2007.......     2,000,000      2,200,000
                            B+        B2         4,500,000      Benton Oil & Gas Co., 11.625%
                                                                  due 5/01/2003...............     4,500,000      4,961,250
                            BB-       Ba3        2,000,000      Chesapeake Energy Corporation,
                                                                  9.125% due 4/15/2006........     1,995,100      2,070,000
                            B+        B3         1,500,000      Clark USA Inc., Series B,
                                                                  10.875% due 12/01/2005......     1,635,000      1,633,125
                            B         B1         2,000,000      Cliffs Drilling Co., Series D,
                                                                  10.25% due 5/15/2003(e).....     2,155,000      2,177,500
                            B         B2         4,000,000      Energy Corp. of America, 9.50%
                                                                  due 5/15/2007...............     4,000,000      3,990,000
                            B+        B1         1,750,000      Parker Drilling Co., 9.75% due
                                                                  11/15/2006..................     1,758,750      1,876,875
                            BB        B1         3,000,000      Petroleo Brasileiro S.A. -
                                                                  Petrobras, 10% due
                                                                  10/17/2006(e)...............     3,000,312      3,030,000
                            B         B3         3,000,000      Southwest Royalties Inc.,
                                                                  10.50% due 10/15/2004(e)....     2,963,730      2,985,000

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--HIGH CURRENT INCOME FUND
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997 (CONTINUED)
--------------------------------------------------------------------------------

                             S&P     MOODY'S      FACE                                                            VALUE
        INDUSTRY           RATINGS   RATINGS     AMOUNT                     ISSUE                   COST        (NOTE 1A)
---------------------------------------------------------------------------------------------------------------------------
ENERGY--(CONCLUDED)                                             Transamerican Energy(e):
                            B+        B3       $   525,000      11.50% due 6/15/2002..........  $    517,125   $    514,500
                            B+        B3        13,525,000      13.112% due 6/15/2002(d)......    11,210,409     10,820,000
                            B-        B2         3,000,000      United Refining Co., 10.75%
                                                                  due 6/15/2007(e)............     3,015,000      3,150,000
                                                                                                ------------   ------------
                                                                                                  38,750,426     39,408,250
---------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT--1.5%         B         B1         3,000,000      Fox/Liberty Networks LLC,
                                                                  8.875% due 8/15/2007(e).....     3,052,500      3,000,000
                            B         B2         5,000,000      Six Flags Theme Parks Corp.,
                                                                  12.25% due 6/15/2005(d).....     4,746,678      5,325,000
                                                                                                ------------   ------------
                                                                                                   7,799,178      8,325,000
---------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES--0.8%    BB-       B1         4,000,000      Reliance Group Holdings Inc.,
                                                                  9.75% due 11/15/2003........     3,898,750      4,246,600
---------------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGE--1.1%       B+        B1         4,500,000      Chiquita Brands International
                                                                  Inc., 9.125% due
                                                                  3/01/2004...................     4,448,750      4,680,000
                            BB-       B2         1,421,000      Del Monte Corp., 10% due
                                                                  5/01/2003...................     1,230,277      1,477,840
                                                                                                ------------   ------------
                                                                                                   5,679,027      6,157,840
---------------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT          BB-       NR*        2,000,000      City of St. Petersburg, 9.50%
OBLIGATIONS--1.1%                                                 due 6/18/2002...............     1,820,000      1,800,000
                            BB        Ba3        4,000,000      Republic of Argentina, Global
                                                                  Bonds, 11% due 10/09/2006...     4,115,000      4,270,000
                                                                                                ------------   ------------
                                                                                                   5,935,000      6,070,000
---------------------------------------------------------------------------------------------------------------------------
GAMING--4.6%                BB-       B1         2,000,000      Boyd Gaming Corp., 9.50% due
                                                                  7/15/2007...................     1,978,000      2,095,000
                            B         B3         4,000,000      Greate Bay Properties, Inc.,
                                                                  10.875% due 1/15/2004.......     3,590,000      3,360,000
                            D         Caa        4,500,000      Harrah's Jazz Company, 14.25%
                                                                  due 11/15/2001(c)...........     4,468,750      1,395,000
                            B+        B2         3,000,000      Hollywood Casino Corp., 12.75%
                                                                  due 11/01/2003..............     3,240,000      3,217,500
                            B+        B2         3,000,000      Station Casinos Inc., 9.75%
                                                                  due 4/15/2007...............     2,945,140      3,105,000
                            BB-       B1         6,000,000      Trump Atlantic City
                                                                  Association, 11.25% due
                                                                  5/01/2006...................     5,935,000      5,925,000
                            NR*       Caa        4,000,000      Trump Castle Funding, Inc.,
                                                                  11.75% due 11/15/2003.......     3,567,279      3,680,000
                            B-        B3         3,000,000      Venetian Casino Resort LLC,
                                                                  12.25% due 11/15/2004(e)....     3,015,000      3,003,750
                                                                                                ------------   ------------
                                                                                                  28,739,169     25,781,250
---------------------------------------------------------------------------------------------------------------------------
HEALTH SERVICES--2.7%       B+        B1         4,000,000      Beverly Enterprises, Inc., 9%
                                                                  due 2/15/2006...............     3,740,000      4,135,000
                            B-        B2         2,000,000      Extendicare Inc., 9.35% due
                                                                  12/15/2007(e)...............     2,000,000      2,050,000
                            B-        B3         2,500,000      Paragon Health Network, Inc.,
                                                                  9.50% due 11/01/2007(e).....     2,488,850      2,493,750
                            B+        B2         3,000,000      Quest Diagnostic Inc., 10.75%
                                                                  due 12/15/2006..............     3,000,000      3,270,000
                            B         B1         3,000,000      Vencor Inc., 8.625% due
                                                                  7/15/2007...................     2,970,000      2,996,250
                                                                                                ------------   ------------
                                                                                                  14,198,850     14,945,000
---------------------------------------------------------------------------------------------------------------------------
HOME BUILDERS--0.5%         B-        B2         2,500,000      Del E. Webb Corporation, 9%
                                                                  due 2/15/2006...............     2,497,500      2,562,500
---------------------------------------------------------------------------------------------------------------------------
HOTELS--0.9%                BB-       Ba3        4,500,000      HMC Acquisition Properties, 9%
                                                                  due 12/15/2007..............     4,202,500      4,702,500
                            BB-       Ba3          500,000      HMH Properties Inc., 8.875%
                                                                  due 7/15/2007...............       500,625        526,250
                                                                                                ------------   ------------
                                                                                                   4,703,125      5,228,750
---------------------------------------------------------------------------------------------------------------------------

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--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--HIGH CURRENT INCOME FUND
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997 (CONTINUED)
--------------------------------------------------------------------------------

                             S&P     MOODY'S      FACE                                                            VALUE
        INDUSTRY           RATINGS   RATINGS     AMOUNT                     ISSUE                   COST        (NOTE 1A)
---------------------------------------------------------------------------------------------------------------------------
INDEPENDENT POWER           B+        Ba1      $ 6,000,000      AES Corporation (The), 10.25%
PRODUCERS--2.4%                                                   due 7/15/2006...............  $  6,480,000   $  6,525,000
                            BB-       Ba3        4,000,000      Calpine Corporation, 8.75% due
                                                                  7/15/2007(e)................     4,005,882      4,080,000
                                                                Midland Cogeneration Venture
                                                                  L.P.:
                            BB        Ba3        2,028,321      10.33% due 7/23/2002(f).......     2,062,972      2,180,425
                            B         B2           250,000      11.75% due 7/23/2005..........       250,000        300,338
                                                                                                ------------   ------------
                                                                                                  12,798,854     13,085,763
---------------------------------------------------------------------------------------------------------------------------
MEDIA &                     BB-       Ba3        3,000,000      Antenna TV S.A., 9% due
COMMUNICATIONS--3.6%                                              8/01/2007...................     2,933,211      3,000,000
                            BB-       B1         3,000,000      Comtel Brasileira Ltd., 10.75%
                                                                  due 9/26/2004(e)............     3,000,000      2,940,000
                            BB-       B1         5,000,000      Globo Communicacoes e
                                                                  Participacoes, Ltd., 10.50%
                                                                  due 12/20/2006(e)...........     5,101,250      4,750,000
                            BB        Ba2        4,000,000      Grupo Televise, S.A. de C.V.,
                                                                  11.375% due 5/15/2003.......     4,025,000      4,370,000
                            BBB-      Ba3        4,000,000      Telefonica de Argentina S.A.,
                                                                  11.875% due 11/01/2004......     3,917,780      4,650,000
                                                                                                ------------   ------------
                                                                                                  18,977,241     19,710,000
---------------------------------------------------------------------------------------------------------------------------
METALS & MINING--1.8%       CCC+      B2         4,500,000      Kaiser Aluminum Corp., 12.75%
                                                                  due 2/01/2003...............     4,770,000      4,786,875
                            CCC+      B3         3,000,000      Maxxam Group, Inc., 12.25% due
                                                                  8/01/2003(d)................     2,797,787      2,745,000
                            B         B3         2,000,000      Westmin Resources Ltd., 11%
                                                                  due 3/15/2007...............     2,000,000      2,190,000
                                                                                                ------------   ------------
                                                                                                   9,567,787      9,721,875
---------------------------------------------------------------------------------------------------------------------------
PACKAGING--1.9%             B         B2         2,000,000      AEP Industries, Inc., 9.875%
                                                                  due 11/15/2007(e)...........     1,984,480      2,050,000
                            B         B2         4,000,000      Portola Packaging Inc., 10.75%
                                                                  due 10/01/2005..............     4,000,000      4,220,000
                                                                Silgan Holdings, Inc.:
                            NR*       B1         2,810,000      13.25% due 7/15/2006(a).......     3,142,137      3,032,414
                            B         B1         1,000,000      9% due 6/01/2009..............     1,000,000      1,022,500
                                                                                                ------------   ------------
                                                                                                  10,126,617     10,324,914
---------------------------------------------------------------------------------------------------------------------------
PAPER--0.4%                 B+        B1         2,000,000      S.D. Warren Co., 12% due
                                                                  12/15/2004..................     2,000,000      2,235,000
---------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST              B         B3         4,000,000      Ainsworth Lumber Ltd., 12.50%
PRODUCTS--3.1%                                                    due 7/15/2007(a)............     3,897,996      3,783,441
                            B         B2         3,000,000      Bear Island Paper Co. LLC, 10%
                                                                  due 12/01/2007(e)...........     3,000,000      3,037,500
                            B+        B2         2,000,000      Container Corp. of America,
                                                                  Series B, 10.75% due
                                                                  5/01/2002...................     2,190,000      2,190,000
                            BB-       B1         5,000,000      Doman Industries Limited,
                                                                  9.25% due 11/15/2007(e).....     5,000,000      4,875,000
                            BB        Ba3        4,000,000      Pindo Deli Finance Mauritius,
                                                                  10.75% due 10/01/2007(e)....     3,987,920      3,440,000
                                                                                                ------------   ------------
                                                                                                  18,075,916     17,325,941
---------------------------------------------------------------------------------------------------------------------------
PRINTING &                  B+        B1         4,000,000      Garden State Newspapers, 8.75%
PUBLISHING--1.9%                                                  due 10/01/2009(e)...........     3,976,600      4,015,000
                            BB-       B1         5,000,000      Hollinger International, Inc.,
                                                                  9.25% due 2/01/2006.........     4,961,250      5,250,000
                            BB-       Ba3        1,000,000      Primedia, Inc., 10.25% due
                                                                  6/01/2004...................       995,000      1,080,000
                                                                                                ------------   ------------
                                                                                                   9,932,850     10,345,000
---------------------------------------------------------------------------------------------------------------------------
PRODUCT                     B-        B3         4,000,000      AmeriServe Food Distribution,
DISTRIBUTION--0.8%                                                Inc., 10.125% due
                                                                  7/15/2007...................     4,000,000      4,200,000
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--HIGH CURRENT INCOME FUND
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997 (CONTINUED)
--------------------------------------------------------------------------------

                             S&P     MOODY'S      FACE                                                            VALUE
        INDUSTRY           RATINGS   RATINGS     AMOUNT                     ISSUE                   COST        (NOTE 1A)
---------------------------------------------------------------------------------------------------------------------------
RESTAURANTS--0.9%                                               Foodmaker, Inc.:
                            B         Ba3      $ 2,850,000      9.25% due 3/01/1999...........  $  2,857,125   $  2,892,750
                            B+        Ba3        2,000,000      9.75% due 11/01/2003..........     1,972,075      2,060,000
                                                                                                ------------   ------------
                                                                                                   4,829,200      4,952,750
---------------------------------------------------------------------------------------------------------------------------
RETAIL SPECIALTY--0.4%      D         Caa        4,500,000      Bradlees, Inc., 11% due
                                                                  8/01/2002(c)................     4,466,562        315,000
                            NR*       NR*        1,783,000      Cumberland Farms, Inc., 10.50%
                                                                  due 10/01/2003..............     1,745,111      1,756,255
                                                                                                ------------   ------------
                                                                                                   6,211,673      2,071,255
---------------------------------------------------------------------------------------------------------------------------
STEEL--2.0%                 NR*       B1         5,000,000      CSN Iron S.A., 9.125% due
                                                                  6/01/2007(e)................     4,850,000      4,250,000
                            B         B2         3,500,000      Weirton Steel Inc., 10.75% due
                                                                  6/01/2005...................     3,346,250      3,587,500
                            BB-       B2         3,500,000      Wheeling-Pittsburgh Corp.,
                                                                  9.25% due 11/15/2007(e).....     3,486,755      3,377,500
                                                                                                ------------   ------------
                                                                                                  11,683,005     11,215,000
---------------------------------------------------------------------------------------------------------------------------
SUPERMARKETS--1.0%          B-        B3         2,000,000      Pueblo Xtra Intl., 9.50% due
                                                                  8/01/2003...................     1,819,921      1,900,000
                            B         B1         1,000,000      Ralph's Grocery Co., 10.45%
                                                                  due 6/15/2004...............       962,500      1,130,000
                            B         B1         2,000,000      Ralph's Grocery Co. (New),
                                                                  10.45% due 6/15/2004........     1,906,688      2,240,000
                                                                                                ------------   ------------
                                                                                                   4,689,109      5,270,000
---------------------------------------------------------------------------------------------------------------------------
TELEPHONY--COMPETITIVE      NR*       NR*        6,000,000      Brooks Fiber Properties Inc.,
LOCAL EXCHANGE--2.2%                                              10.735% due 11/01/2006(d)...     4,161,380      4,800,000
                            B+        B2         3,000,000      GCI Inc., 9.75% due
                                                                  8/01/2007...................     3,000,000      3,097,500
                            NR*       NR*        5,000,000      Ionica PLC, 13.373% due
                                                                  5/01/2007(d)................     3,003,201      2,000,000
                            B+        B1         2,000,000      Teleport Communications Group
                                                                  Inc., 9.875% due
                                                                  7/01/2006...................     2,104,000      2,257,500
                                                                                                ------------   ------------
                                                                                                  12,268,581     12,155,000
---------------------------------------------------------------------------------------------------------------------------
TEXTILES--2.2%              B+        B2         2,000,000      Pillowtex Corp., 9% due
                                                                  12/15/2007(e)...............     2,000,000      2,050,000
                            BB+       Ba3        4,000,000      P.T. Polysindo International
                                                                  Finance, 9.375% due
                                                                  7/30/2007...................     3,601,250      2,880,000
                            B+        B1         3,500,000      Tultex Corp., 10.625% due
                                                                  3/15/2005...................     3,500,000      3,815,000
                            B+        B2         3,500,000      Westpoint Stevens Industries,
                                                                  Inc., 9.375% due
                                                                  12/15/2005..................     3,291,250      3,675,000
                                                                                                ------------   ------------
                                                                                                  12,392,500     12,420,000
---------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION--4.3%        BB-       NR*        5,000,000      Autopistas del Sol S.A.,
                                                                  10.25% due 8/01/2009(e).....     4,971,250      4,512,500
                            BB        Ba3        6,000,000      GS Superhighway Holdings,
                                                                  10.25% due 8/15/2007(e).....     5,956,875      5,250,000
                            B         NR*        4,500,000      MRS Logistica S.A., 10.625%
                                                                  due 8/15/2005(e)............     4,449,375      4,050,000
                            BB-       B1         4,000,000      Sea Containers Ltd., 12.50%
                                                                  due 12/01/2004..............     4,380,000      4,530,000
                            NR*       B3         3,700,000      Transtar Holdings Inc., 11.02%
                                                                  due 12/15/2003(d)...........     3,010,321      3,237,500
                            BB        Ba2        1,955,000      Viking Star Shipping Co.,
                                                                  9.625% due 7/15/2003........     1,858,894      1,984,325
                                                                                                ------------   ------------
                                                                                                  24,626,715     23,564,325
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--HIGH CURRENT INCOME FUND
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997 (CONTINUED)
--------------------------------------------------------------------------------

                             S&P     MOODY'S      FACE                                                            VALUE
        INDUSTRY           RATINGS   RATINGS     AMOUNT                     ISSUE                   COST        (NOTE 1A)
---------------------------------------------------------------------------------------------------------------------------
UTILITIES--4.6%             BB-       B1       $ 3,137,000      Beaver Valley Funding Corp.,
                                                                  9% due 6/01/2017............  $  2,952,025   $  3,487,591
                            BB        Ba2        1,000,000      Cleveland Electric
                                                                  Illuminating Co., 9.50% due
                                                                  5/15/2005...................       998,080      1,109,020
                            NR*       NR*        2,500,000      Companhia de Saneamento Basico
                                                                  do Estado de Sao-Paulo, 10%
                                                                  due 7/28/2005(e)............     2,340,000      2,225,000
                            BB-       B1         5,000,000      Espirito Santo--Escelsa S.A.,
                                                                  10% due 7/15/2007(e)........     4,973,750      4,475,000
                            BB+       NR*        3,000,000      Inversora de Electrica, 9% due
                                                                  9/16/2004(e)................     3,000,000      2,850,000
                            BBB-      Ba3        4,000,000      Metrogas S.A., 12% due
                                                                  8/15/2000...................     3,935,000      4,270,000
                            BBB-      Baa3       2,974,800      Trans Gas de Occidente S.A.,
                                                                  9.79% due
                                                                  11/01/2010(e)(f)............     2,974,800      3,193,034
                                                                Tucson Electric & Power
                                                                  Co.(f):
                            NR*       NR*        3,070,687      10.21% due 1/01/2009..........     2,948,074      3,225,848
                            NR*       NR*          500,000      +10.732% due 1/01/2013........       461,050        530,910
                                                                                                ------------   ------------
                                                                                                  24,582,779     25,366,403
---------------------------------------------------------------------------------------------------------------------------
WASTE MANAGEMENT--0.2%      D         Ca         3,500,000      Mid-American Waste Systems,
                                                                  Inc., 12.25% due
                                                                  2/15/2003(c)................     2,233,034        980,000
---------------------------------------------------------------------------------------------------------------------------
WIRELESS                    BB+       Ba3        3,000,000      Comcast Cellular, 9.50% due
COMMUNICATION--                                                   5/01/2007...................     2,995,110      3,127,500
DOMESTIC PAGING--5.5%       CCC       NR*        7,505,000      McCaw International Ltd.,
                                                                  12.484%
                                                                  due 4/15/2007(d)............     4,541,468      4,427,950
                            B-        B3         8,000,000      Millicom International
                                                                  Cellular S.A., 13.31% due
                                                                  6/01/2006(d)................     5,169,816      5,880,000
                            NR*       NR*       10,000,000      Nextel Communications, Inc.,
                                                                  13.128%
                                                                  due 8/15/2004(d)............     7,463,115      8,900,000
                            B         B2         4,000,000      Paging Network, Inc., 10% due
                                                                  10/15/2008..................     4,000,000      4,160,000
                            B-        B2         4,000,000      USA Mobile Communications
                                                                  Holdings, Inc., 9.50% due
                                                                  2/01/2004...................     3,662,500      3,900,000
                                                                                                ------------   ------------
                                                                                                  27,832,009     30,395,450
---------------------------------------------------------------------------------------------------------------------------
                                                                TOTAL INVESTMENTS IN CORPORATE
                                                                BONDS--81.0%                     450,252,162    448,526,710
---------------------------------------------------------------------------------------------------------------------------

                                                 SHARES
                                                  HELD                 PREFERRED STOCKS
---------------------------------------------------------------------------------------------------------------------------
CABLE--DOMESTIC--1.6%       BB-       B2            55,797      Cablevision Systems Corp.
                                                                  (Series M)(a)...............     4,427,500      6,444,554
                            BB+       Ba3           95,000      TCI Communications Financing
                                                                  II..........................     2,541,250      2,541,250
                                                                                                ------------   ------------
                                                                                                   6,968,750      8,985,804
---------------------------------------------------------------------------------------------------------------------------
CABLE--INTERNATIONAL--      B-        NR*            3,304      NTL, Inc.(a)..................     3,310,650      3,799,600
0.7%
---------------------------------------------------------------------------------------------------------------------------
ENERGY--0.4%                B+        Caa1           2,000      Clark USA, Inc.(a)(c)(e)......     2,000,000      2,120,000
---------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT--1.2%         BB+       Ba3            5,945      Time Warner Inc. (Series
                                                                  M)(a).......................     6,006,885      6,673,263
---------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES--0.6%    BB        Ba2          120,000      California Federal Bank
                                                                  (Series A)..................     3,030,000      3,150,000
---------------------------------------------------------------------------------------------------------------------------
PRINTING &                  NR*       NR*           15,704      Primedia Inc. (Series B)(a)...     1,557,630      1,692,110
PUBLISHING--0.3%
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--HIGH CURRENT INCOME FUND
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997 (CONTINUED)
--------------------------------------------------------------------------------

                             S&P     MOODY'S     SHARES                                                           VALUE
        INDUSTRY           RATINGS   RATINGS      HELD                 PREFERRED STOCKS             COST        (NOTE 1A)
---------------------------------------------------------------------------------------------------------------------------
STEEL--0.6%                 BB+       Ba2          120,000      USX Capital Corp..............  $  3,000,000   $  3,045,000
---------------------------------------------------------------------------------------------------------------------------
TELEPHONY--COMPETITIVE      CCC+      Ccc2           3,343      Intermedia Community of
LOCAL EXCHANGE--0.7%                                              Florida(a)..................     3,315,503      4,028,315
---------------------------------------------------------------------------------------------------------------------------
WIRELESS COMMUNICATIONS--   NR*       NR*            2,060      Nextel Communications,
DOMESTIC PAGING--0.4%                                             Inc.(a)(c)..................     2,067,950      2,348,400
---------------------------------------------------------------------------------------------------------------------------
                                                                TOTAL INVESTMENTS IN PREFERRED
                                                                STOCKS--6.5%                      31,257,368     35,842,492
---------------------------------------------------------------------------------------------------------------------------
                                                                        COMMON STOCKS
---------------------------------------------------------------------------------------------------------------------------
ENERGY--0.2%                                        86,527      CHI Energy, Inc. (Series
                                                                  A)(c).......................     1,257,994      1,124,851
---------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT--0.2%                                 93,747      On Command Corporation(c).....     2,744,654      1,171,838
---------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL SERVICES--0.0%                              311      Thermadyne Industries,
                                                                  Inc.(c).....................         4,495          8,786
---------------------------------------------------------------------------------------------------------------------------
SUPERMARKETS--0.0%                                  53,022      Grand Union Co.(c)............     3,090,000        109,358
---------------------------------------------------------------------------------------------------------------------------
WIRELESS COMMUNICATION--                             9,295      Nextel Communications, Inc.
DOMESTIC PAGING--0.1%                                             (Class A)(c)................       149,988        239,346
---------------------------------------------------------------------------------------------------------------------------
                                                                TOTAL INVESTMENTS IN COMMON
                                                                STOCKS--0.5%                       7,247,131      2,654,179
---------------------------------------------------------------------------------------------------------------------------

                                                                      TRUSTS & WARRANTS
---------------------------------------------------------------------------------------------------------------------------
CABLE--DOMESTIC--0.0%                               23,350      American Telecasting, Inc.
                                                                  (Warrants)(b)...............         4,776          9,340
---------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT--0.0%                                 29,830      On Command Corporation
                                                                  (Warrants)(b)...............       238,640        165,929
---------------------------------------------------------------------------------------------------------------------------
GAMING--0.0%                                           250      +Goldriver Hotel & Casino
                                                                  Finance Corp. (Liquidating
                                                                  Trust)(c)...................         6,000              0
---------------------------------------------------------------------------------------------------------------------------
                                                                TOTAL INVESTMENTS IN TRUSTS &
                                                                WARRANTS--0.0%                       249,416        175,269
---------------------------------------------------------------------------------------------------------------------------

                                                 FACE
                                                AMOUNT             SHORT-TERM SECURITIES
----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER**--6.9%                     $15,000,000       AIG Funding, Inc., 6.05%
                                                                 due 1/05/1998...............    14,987,396      14,987,396
                                              23,252,000       General Motors Acceptance
                                                                 Corp., 6.75% due
                                                                 1/02/1998...................    23,243,280      23,243,280
                                                                                               ------------    ------------
                                                                                                 38,230,676      38,230,676
----------------------------------------------------------------------------------------------------------------------------
US GOVERNMENT AGENCY                          20,000,000       Federal Home Loan Mortgage
OBLIGATIONS**--3.6%                                              Corp., 5.75%
                                                                 due 1/07/1998...............    19,977,639      19,977,639
----------------------------------------------------------------------------------------------------------------------------
                                                               TOTAL INVESTMENTS IN SHORT-
                                                               TERM SECURITIES--10.5%            58,208,315      58,208,315
----------------------------------------------------------------------------------------------------------------------------
                                                               TOTAL INVESTMENTS--98.5%......  $547,214,392     545,406,965
                                                                                               ============
                                                               OTHER ASSETS LESS
                                                               LIABILITIES--1.5%.............                     8,539,150
                                                                                                               ------------
                                                               NET ASSETS--100.0%............                  $553,946,115
                                                                                                               ============
----------------------------------------------------------------------------------------------------------------------------

* Not Rated.

** Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund.

(a) Represents a pay-in-kind security which may pay interest/dividend in additional face/shares.

(b) Warrants entitle the portfolio to purchase a predetermined number of shares of common stock/face amount of bonds. The purchase price and number of shares/face amount are subject to adjustment under certain conditions until the expiration date.

(c) Non-income producing security.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--HIGH CURRENT INCOME FUND
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997 (CONCLUDED)
--------------------------------------------------------------------------------

(d) Represents a zero coupon or step bond; the interest rate shown is the effective yield at the time of purchase.

(e) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(f) Subject to principal paydowns.

(g) Represents a step bond. Coupon payments are paid-in-kind, in which the Fund receives additional face amount at an annual rate of 1.75% until May 15, 2000. Subsequently, the Fund will receive cash coupon payments at an annual rate of 15.75% until maturity.

(h) Each $1,000 face amount contains one warrant of Australis Media Ltd.

+ Restricted securities as to resale. The value of the Fund's investment in restricted securities was approximately $531,000, representing 0.10% of net assets.

-----------------------------------------------------------------------------------------------------------
                                                                                                    VALUE
                           ISSUE                                  ACQUISITION DATE      COST      (NOTE 1A)
-----------------------------------------------------------------------------------------------------------
Goldriver Hotel & Casino Finance Corp. (Liquidating Trust)           8/31/1992        $  6,000           0
Tucson Electric & Power Co., 10.732% due 1/01/2013                   3/01/1993         461,050    $530,910
-----------------------------------------------------------------------------------------------------------
TOTAL                                                                                 $467,050    $530,910
                                                                                      ========    ========
-----------------------------------------------------------------------------------------------------------
Ratings of issues shown have not been audited by Deloitte &
  Touche LLP.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--HIGH CURRENT INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 1997
--------------------------------------------------------------------------------

ASSETS:
Investments, at value (identified cost--$547,214,392) (Note
  1a).......................................................               $545,406,965
Receivables:
  Interest..................................................  $9,514,440
  Capital shares sold.......................................     305,252      9,819,692
                                                              ----------
Prepaid expenses and other assets...........................                    518,950
                                                                           ------------
Total assets................................................                555,745,607
                                                                           ------------
---------------------------------------------------------------------------------------
LIABILITIES:
Payables:
  Custodian bank (Note 1e)..................................   1,388,107
  Investment adviser (Note 2)...............................     232,354
  Capital shares redeemed...................................       4,434      1,624,895
                                                              ----------
Accrued expenses and other liabilities......................                    174,597
                                                                           ------------
Total liabilities...........................................                  1,799,492
                                                                           ------------
---------------------------------------------------------------------------------------
NET ASSETS..................................................               $553,946,115
                                                                           ============
---------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Class A Shares of Common Stock, $0.10 par value, 100,000,000
  shares authorized+........................................               $  4,806,620
Paid-in capital in excess of par............................                544,656,068
Undistributed investment income--net........................                  4,466,281
Undistributed realized capital gains on investments--net....                  1,824,573
Unrealized depreciation on investments--net.................                 (1,807,427)
                                                                           ------------
NET ASSETS..................................................               $553,946,115
                                                                           ============
---------------------------------------------------------------------------------------
NET ASSET VALUE:
Class A--Based on net assets of $553,946,115 and 48,066,198
  shares outstanding........................................               $      11.52
                                                                           ============
---------------------------------------------------------------------------------------
+ The Fund is authorized to issue 100,000,000 Class B
  Shares.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--HIGH CURRENT INCOME FUND
STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTES 1B & 1C):
Interest and discount earned................................               $43,216,855
Dividends...................................................                 2,561,182
Other income................................................                   502,196
                                                                           -----------
Total income................................................                46,280,233
                                                                           -----------
--------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees (Note 2)...........................  $2,277,140
Accounting services (Note 2)................................     106,402
Professional fees...........................................      77,385
Custodian fees..............................................      45,407
Registration fees...........................................      37,427
Pricing services............................................       8,810
Directors' fees and expenses................................       8,765
Transfer agent fees (Note 2)................................       5,006
Other.......................................................       2,254
                                                              ----------
Total expenses..............................................                 2,568,596
                                                                           -----------
Investment income--net......................................                43,711,637
                                                                           -----------
--------------------------------------------------------------------------------------
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS--NET (NOTES
  1C & 3):
Realized gain on investments--net...........................                 8,171,656
Change in unrealized appreciation/depreciation on
  investments--net..........................................                (2,363,743)
                                                                           -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........               $49,519,550
                                                                           ===========
--------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--HIGH CURRENT INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                        FOR THE
                                                                      YEAR ENDED
                                                                     DECEMBER 31,
                                                              ---------------------------
INCREASE (DECREASE) IN NET ASSETS:                                1997           1996
-----------------------------------------------------------------------------------------
OPERATIONS:
Investment income--net......................................  $43,711,637    $ 36,909,359
Realized gain (loss) on investments--net....................    8,171,656      (3,777,610)
Change in unrealized appreciation/depreciation on
  investments--net..........................................   (2,363,743)      8,565,962
                                                              ------------   ------------
Net increase in net assets resulting from operations........   49,519,550      41,697,711
                                                              ------------   ------------
-----------------------------------------------------------------------------------------
DIVIDENDS & DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1D):
Investment income--net:
  Class A...................................................  (42,928,118)    (36,130,450)
Realized gain on investments--net:
  Class A...................................................     (972,470)             --
                                                              ------------   ------------
Net decrease in net assets resulting from dividends and
  distributions to shareholders.............................  (43,900,588)    (36,130,450)
                                                              ------------   ------------
-----------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4):
Net increase in net assets derived from capital share
  transactions..............................................  133,712,235      52,695,717
                                                              ------------   ------------
-----------------------------------------------------------------------------------------
NET ASSETS:
Total increase in net assets................................  139,331,197      58,262,978
Beginning of year...........................................  414,614,918     356,351,940
                                                              ------------   ------------
End of year*................................................  $553,946,115   $414,614,918
                                                              ============   ============
-----------------------------------------------------------------------------------------
* Undistributed investment income--net (Note 1f)............  $ 4,466,281    $  3,786,391
                                                              ============   ============
-----------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--HIGH CURRENT INCOME FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                      CLASS A
                                                            ------------------------------------------------------------
THE FOLLOWING PER SHARE DATA AND RATIOS HAVE BEEN DERIVED                 FOR THE YEAR ENDED DECEMBER 31,
FROM INFORMATION PROVIDED IN THE FINANCIAL STATEMENTS.      ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSET VALUE:                        1997+         1996+       1995        1994        1993
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year.......................     $  11.39     $  11.25    $  10.61    $  12.06    $  11.13
                                                              --------     --------    --------    --------    --------
Investment income--net...................................         1.05         1.08        1.09        1.05         .95
Realized and unrealized gain (loss) on
  investments--net.......................................          .14          .12         .65       (1.47)        .95
                                                              --------     --------    --------    --------    --------
Total from investment operations.........................         1.19         1.20        1.74        (.42)       1.90
                                                              --------     --------    --------    --------    --------
Less dividends and distributions:
  Investment income--net.................................        (1.04)       (1.06)      (1.10)      (1.03)       (.97)
  Realized gain on investments--net......................         (.02)          --          --          --          --
                                                              --------     --------    --------    --------    --------
Total dividends and distributions........................        (1.06)       (1.06)      (1.10)      (1.03)       (.97)
                                                              --------     --------    --------    --------    --------
Net asset value, end of year.............................     $  11.52     $  11.39    $  11.25    $  10.61    $  12.06
                                                              ========     ========    ========    ========    ========
------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN:*
Based on net asset value per share.......................       11.00%       11.27%      17.21%      (3.59%)     17.84%
                                                              ========     ========    ========    ========    ========
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses.................................................         .54%         .54%        .55%        .61%        .72%
                                                              ========     ========    ========    ========    ========
Investment income--net...................................        9.11%        9.50%       9.92%       9.73%       8.62%
                                                              ========     ========    ========    ========    ========
------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets, end of year (in thousands)...................     $553,946     $414,615    $356,352    $255,719    $163,428
                                                              ========     ========    ========    ========    ========
Portfolio turnover.......................................       53.63%       48.92%      41.60%      51.88%      35.67%
                                                              ========     ========    ========    ========    ========
------------------------------------------------------------------------------------------------------------------------

* Total investment returns exclude insurance-related fees and expenses.

+ Based on average shares outstanding.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--HIGH CURRENT INCOME FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES:

Merrill Lynch Variable Series Funds, Inc. (the "Company") is an open-end management investment company that is comprised of 16 separate funds. Each fund offers two classes of shares to the Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York (indirect wholly-owned subsidiaries of Merrill Lynch & Co., Inc. ("ML & Co.")), and other insurance companies that are not affiliated with ML & Co., for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. Effective September 17, 1997, each fund's existing class of shares was designated as Class A and each fund began offering Class B Shares. Both classes of shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class and Class B Shares bear certain expenses related to the distribution of such shares. High Current Income Fund (the "Fund") is classified as "diversified", as defined in the Investment Company Act of 1940. The following is a summary of significant accounting policies followed by the Fund.

  (a) Valuation of investments--Portfolio securities which are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued, or lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. Portfolio securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. Short-term securities are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Company.

  (b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

  (c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income is recorded on the ex-dividend dates. Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

  (d) Dividends and distributions to shareholders--Dividends from net investment income are declared and paid monthly. Distributions from capital gains are recorded on the ex-dividend dates.

  (e) Custodian bank--The Fund recorded an amount payable to the Custodian Bank reflecting an overnight overdraft which resulted from a timing difference of a security transaction settlement.

  (f) Reclassification--Generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, current year's permanent book/tax differences of $103,629 have been reclassified between undistributed net realized capital gains and undistributed net investment income. These reclassifications have no effect on net assets or net asset value per share.

2. INVESTMENT ADVISORY AGREEMENT AND
TRANSACTIONS WITH AFFILIATES:

The Company has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of ML & Co., which is the limited partner.

  MLAM is responsible for the management of the Company's funds and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the funds. For such services, the Fund pays a monthly fee based upon the aggregate daily value of net assets of the Fund and the Company's Prime Bond Fund at the following annual rates: 0.55% of such average daily net assets not exceeding $250 million; 0.50% of such average daily net assets in excess of $250 million but not more than $500 million; 0.45% of such average daily net assets in excess of $500 million but not more than $750 million; and 0.40% of such average daily net assets in excess of $750 million. For the year ended December 31, 1997, the aggregate average daily net assets of the Fund and Prime Bond Fund was approximately $1,003,875,000.

--------------------------------------------------------------------------------

  MLAM and Merrill Lynch Life Agency, Inc. ("MLLA") have entered into an agreement which limits the operating expenses paid by the Fund, exclusive of any distribution fees imposed on Class B Shares, to 1.25% of its average daily net assets. Any such expenses in excess of 1.25% of average daily net assets will be reimbursed to the Fund by MLAM which, in turn, will be reimbursed by MLLA.

  For the year ended December 31, 1997, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S"), a subsidiary of ML & Co., earned $1,250 in commissions on the execution of portfolio security transactions.

  For the year ended December 31, 1997, Merrill Lynch Security Pricing Service, an affiliate of MLPF&S, earned $7,008 for providing security price quotations to compute the Fund's net asset value.

  Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Company's transfer agent.

  Accounting services are provided to the Fund by MLAM at cost.

  Certain officers and/or directors of the Company are officers and/or directors of MLAM, PSI, MLFDS, Merrill Lynch Funds Distributor, Inc., a wholly-owned subsidiary of Merrill Lynch Group, Inc., which is the Fund's distributor, and/or ML & Co.

3. INVESTMENTS:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 1997 were $323,346,117 and $222,609,834, respectively.

  Net realized and unrealized gains(losses) as of December 31, 1997 were as follows:

---------------------------------------------------------

                                                      Realized
                                                        Gains       Unrealized
                                                      (Losses)        Losses
-------------------------------------------------------------------------------
Long-term investments..............................  $8,171,687    $(1,807,427)
Short-term investments.............................         (31)            --
                                                     ----------    -----------
Total..............................................  $8,171,656    $(1,807,427)
                                                     ==========    ===========
-------------------------------------------------------------------------------

  At December 31, 1997, net unrealized depreciation for Federal income tax purposes aggregated $2,395,717, of which $25,300,888 related to appreciated securities and $27,696,605 related to depreciated securities. At December 31, 1997, the aggregate cost of investments for Federal income tax purposes was $547,802,682.

4. CAPITAL SHARE TRANSACTIONS:

Net increase in net assets derived from capital share transactions were $133,712,235 and $52,695,717 for the years ended December 31, 1997 and December 31, 1996, respectively.

  Transactions in capital shares were as follows:

---------------------------------------------------------

        Class A Shares for the Year Ended                            Dollar
                December 31, 1997                     Shares         Amount
-------------------------------------------------------------------------------
Shares sold.......................................   9,559,388    $109,578,509
Shares issued to shareholders in reinvestment of
 dividends and distributions......................   3,761,677      42,928,115
                                                    ----------    ------------
Total issued......................................  13,321,065     152,506,624
Shares redeemed...................................  (1,644,648)    (18,794,389)
                                                    ----------    ------------
Net increase......................................  11,676,417    $133,712,235
                                                    ==========    ============
-------------------------------------------------------------------------------

---------------------------------------------------------

        Class A Shares for the Year Ended                            Dollar
                December 31, 1996                     Shares         Amount
-------------------------------------------------------------------------------
Shares sold.......................................   3,441,094    $ 38,643,510
Shares issued to shareholders in reinvestment of
 dividends........................................   3,229,888      36,130,450
                                                    ----------    ------------
Total issued......................................   6,670,982      74,773,960
Shares redeemed...................................  (1,968,366)    (22,078,243)
                                                    ----------    ------------
Net increase......................................   4,702,616    $ 52,695,717
                                                    ==========    ============
-------------------------------------------------------------------------------

5. SUBSEQUENT EVENT:

On January 2, 1998, the Company's Board of Directors declared an ordinary income dividend in the amount of $.099236 per Class A Share, payable on January 9, 1998 to shareholders of record as of December 31, 1997.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--INDEX 500 FUND
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997
--------------------------------------------------------------------------------

                                 SHARES      VALUE
         COMMON STOCKS            HELD     (NOTE 1A)
------------------------------------------------------
+3Com Corporation..............    9,577  $    334,596
ALLTEL Corporation.............    5,130       210,651
+ALZA Corporation..............    2,341        74,473
AMP Inc. ......................    6,067       254,814
+AMR Corporation...............    2,515       323,177
ASARCO Inc. ...................    1,117        25,063
AT&T Corp......................   44,975     2,754,719
Abbott Laboratories............   21,173     1,388,155
Adobe Systems Inc. ............    1,986        81,674
+Advanced Micro Devices,
  Inc. ........................    3,924        70,387
Aeroquip-Vickers Inc. .........      773        37,925
Aetna, Inc. ...................    4,113       290,224
Ahmanson (H.F.) & Company......    2,613       174,908
Air Products and Chemicals,
  Inc..........................    3,063       251,932
+Airtouch Communications,
  Inc. ........................   13,973       580,753
Alberto-Culver Company (Class
  B)...........................    1,543        49,472
Albertson's, Inc. .............    6,798       322,055
Alcan Aluminium Ltd............    6,255       172,794
Allegheny Teledyne, Inc. ......    4,828       124,925
Allergan, Inc. ................    1,807        60,647
AlliedSignal, Inc. ............   15,628       608,515
Allstate Corporation (The).....   11,870     1,078,686
Aluminum Company of America....    4,792       337,237
Amerada Hess Corporation.......    2,565       140,754
American Electric Power
  Company, Inc. ...............    5,233       270,154
American Express Company.......   12,866     1,148,291
American General Corporation...    6,742       364,489
American Greetings
  Corporation..................    2,075        81,184
American Home Products
  Corporation..................   17,984     1,375,776
American International Group,
  Inc. ........................   19,397     2,109,424
American Stores Company........    7,557       155,391
Ameritech Corporation..........   15,171     1,221,266
Amgen Inc. ....................    7,285       394,301
Amoco Corporation..............   13,479     1,147,400
Anadarko Petroleum
  Corporation..................    1,654       100,377
+Andrew Corporation............    2,496        59,904
Anheuser-Busch Companies,
  Inc. ........................   13,563       596,772
Aon Corporation................    4,608       270,144
Apache Corporation.............    2,504        87,797
+Apple Computer, Inc. .........    3,499        45,924
+Applied Materials, Inc. ......   10,085       303,811
Archer-Daniels-Midland
  Company......................   15,433       334,703
+Armco Inc. ...................    2,950        14,566
Armstrong World Industries,
  Inc. ........................    1,135        84,841
Ashland Inc. ..................    2,051       110,113
Atlantic Richfield Company.....    8,886       711,991
Autodesk, Inc. ................    1,308        48,396
Automatic Data Processing,
  Inc. ........................    8,105       497,444
+AutoZone, Inc. ...............    4,153       120,437
Avery Dennison Corporation.....    2,868       128,343
Avon Products, Inc. ...........    3,662       224,755
BB&T Corporation...............    3,789       242,733

                                 SHARES      VALUE
         COMMON STOCKS            HELD     (NOTE 1A)
------------------------------------------------------
Baker Hughes, Inc. ............    4,667  $    203,598
Ball Corporation...............      840        29,663
Baltimore Gas and Electric
  Company......................    4,078       138,907
Banc One Corporation...........   16,248       882,470
Bank of New York Company, Inc.
  (The)........................   10,426       602,753
BankAmerica Corporation........   19,196     1,401,308
BankBoston Corporation.........    4,021       377,723
Bankers Trust New York
  Corporation..................    2,711       304,818
Bard (C.R.) Inc. ..............    1,575        49,317
Barnett Banks, Inc. ...........    5,339       383,741
Barrick Gold Corporation.......   10,317       192,154
Battle Mountain Gold Company...    6,358        37,353
Bausch & Lomb Inc. ............    1,531        60,666
Baxter International, Inc. ....    7,752       390,992
+Bay Networks, Inc. ...........    5,856       149,694
Becton, Dickinson and
  Company......................    3,408       170,400
Bell Atlantic Corporation......   21,472     1,953,952
BellSouth Corporation..........   27,473     1,547,073
Bemis Company, Inc. ...........    1,452        63,979
Beneficial Corporation.........    1,483       123,274
+Bethlehem Steel Corporation...    3,092        26,669
Biomet, Inc. ..................    3,080        78,925
Black & Decker Corporation
  (The)........................    2,605       101,758
Block (H & R) Inc. ............    2,872       128,702
Boeing Company (The)...........   27,695     1,355,324
Boise Cascade Corporation......    1,535        46,434
+Boston Scientific
  Corporation..................    5,362       245,982
Briggs & Stratton
  Corporation..................      697        33,848
Bristol-Myers Squibb Co. ......   27,523     2,604,364
Brown-Forman Corporation (Class
  B)...........................    1,906       105,307
Browning-Ferris Industries,
  Inc. ........................    5,459       201,983
Brunswick Corporation..........    2,725        82,602
Burlington Northern Santa Fe
  Inc. ........................    4,303       399,910
Burlington Resources Inc. .....    4,882       218,775
CBS Corporation................   19,523       574,708
CIGNA Corporation..............    2,066       357,547
CINergy Corporation............    4,355       166,851
CPC International Inc. ........    3,966       427,337
CSX Corporation................    6,040       326,160
CVS Corporation................    4,757       304,745
+Cabletron Systems, Inc. ......    4,362        65,430
Caliber System, Inc. ..........    1,079        52,534
Campbell Soup Company..........   12,665       736,153
Cardinal Health, Inc. .........    3,011       226,201
Carolina Power & Light
  Company......................    4,178       177,304
Case Corporation...............    2,078       125,589
Caterpillar, Inc. .............   10,305       500,437
+Cendant Corporation...........   21,899       752,778
Centex Corporation.............      792        49,847
Central and South West
  Corporation..................    5,837       157,964
+Ceridian Corporation..........    2,076        95,107
Champion International Corp....    2,639       119,580
+Charming Shoppes, Inc. .......    2,925        13,711

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--INDEX 500 FUND
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997 (CONTINUED)
--------------------------------------------------------------------------------

                                 SHARES      VALUE
         COMMON STOCKS            HELD     (NOTE 1A)
------------------------------------------------------
Chase Manhattan Corp. (The)....   11,666  $  1,277,427
Chevron Corporation............   18,181     1,399,937
Chrysler Corporation...........   18,338       645,268
Chubb Corporation..............    4,710       356,194
Cincinnati Financial
  Corporation..................    1,512       212,814
Cincinnati Milacron Inc. ......    1,099        28,505
Circuit City Stores--Circuit
  City Group...................    2,707        96,268
+Cisco Systems, Inc. ..........   27,852     1,552,749
Citicorp.......................   12,671     1,602,090
+Clear Channel Communications,
  Inc. ........................    2,720       216,070
Clorox Company.................    2,854       225,644
Coastal Corporation (The)......    2,912       180,362
Coca-Cola Company (The)........   68,465     4,561,481
Cognizant Corporation..........    4,489       200,041
Colgate-Palmolive Company......    8,173       600,716
Columbia Gas System, Inc.
  (The)........................    1,524       119,729
Columbia/HCA Healthcare
  Corporation..................   17,926       531,058
Comcast Corporation (Class A)..    9,653       304,673
Comerica Inc. .................    2,908       262,447
Compaq Computer Corporation....   20,955     1,182,648
Computer Associates
  International, Inc. .........   15,133       800,157
+Computer Sciences
  Corporation..................    2,148       179,358
ConAgra, Inc. .................   13,079       429,155
Conseco, Inc. .................    5,196       236,093
Consolidated Edison Company of
  New York, Inc. ..............    6,491       266,131
Consolidated Natural Gas
  Company......................    2,622       158,631
Cooper Industries, Inc. .......    3,378       165,522
Cooper Tire & Rubber Company...    2,193        53,454
Coors (Adolph) Company (Class
  B)...........................    1,032        34,314
CoreStates Financial Corp......    5,475       438,342
Corning, Inc. .................    6,398       237,526
+Costco Companies, Inc. .......    5,849       261,012
Countrywide Credit Industries,
  Inc. ........................    2,964       127,082
Crane Co. .....................    1,266        54,913
Crown Cork & Seal Company,
  Inc. ........................    3,546       177,743
Cummins Engine Company, Inc. ..    1,077        63,610
Cyprus Amax Minerals Co. ......    2,577        39,621
+DSC Communications
  Corporation..................    3,244        77,856
DTE Energy Company.............    4,008       139,028
Dana Corporation...............    2,888       137,180
Darden Restaurants, Inc. ......    4,235        52,938
+Data General Corporation......    1,323        23,070
Dayton Hudson Corporation......    6,036       407,430
Deere & Company................    6,973       406,613
+Dell Computer Corporation.....    9,037       759,108
Delta Air Lines, Inc. .........    2,044       243,236
Deluxe Corporation.............    2,271        78,350
+Digital Equipment
  Corporation..................    4,091       151,367
Dillard Department Stores, Inc.
  (Class A)....................    3,061       107,900

                                 SHARES      VALUE
         COMMON STOCKS            HELD     (NOTE 1A)
------------------------------------------------------
Disney (Walt) Company (The)....   18,690  $  1,851,478
Dominion Resources, Inc. ......    5,174       220,218
Donnelley (R.R.) & Sons Co. ...    4,050       150,863
Dover Corporation..............    6,156       222,386
Dow Chemical Company (The).....    6,304       639,856
Dow Jones & Company, Inc. .....    2,660       142,809
Dresser Industries, Inc. ......    4,857       203,690
Duke Energy Corporation........    9,950       550,981
Dun & Bradstreet Corp. (The)...    4,706       145,592
duPont (E.I.) de Nemours and
  Company......................   31,324     1,881,398
EG & G, Inc. ..................    1,293        26,911
+EMC Corporation...............   13,729       376,689
Eastern Enterprises............      561        25,245
Eastman Chemical Company.......    2,152       128,179
Eastman Kodak Company..........    9,012       548,042
Eaton Corporation..............    2,131       190,192
Echlin Inc. ...................    1,718        62,170
+Echo Bay Mines Ltd............    3,846         9,375
Ecolab Inc. ...................    1,785        98,956
Edison International...........   10,559       287,073
Emerson Electric Co. ..........   12,267       692,319
Engelhard Corporation..........    3,977        69,100
Enron Corp. ...................    8,802       365,833
Entergy Corporation............    6,752       202,138
Equifax Inc. ..................    4,182       148,200
Exxon Corporation++............   68,262     4,176,781
+FMC Corporation...............    1,024        68,928
FPL Group, Inc. ...............    5,047       298,719
+Federal Express
  Corporation .................    3,155       192,652
Federal Home Loan Mortgage
  Corp. .......................   19,239       806,836
Federal National Mortgage
  Association..................   29,371     1,675,983
+Federated Department Stores,
  Inc. ........................    5,785       249,117
Fifth Third BanCorp. ..........    4,262       348,419
First Chicago NBD Corporation..    8,053       672,426
First Data Corporation.........   11,849       346,583
First Union Corporation........   17,369       890,161
+FirstEnergy Corp. ............    6,364       184,556
Fleet Financial Group, Inc. ...    6,915       518,193
Fleetwood Enterprises, Inc. ...      983        41,716
Fluor Corporation..............    2,316        86,561
Ford Motor Company.............   33,218     1,617,301
Fort James Corporation.........    5,780       221,085
Fortune Brands Inc. ...........    4,757       176,306
Foster Wheeler Corporation.....    1,121        30,337
Freeport-McMoRan Copper & Gold
  Inc. (Class B)...............    5,353        84,310
Frontier Corporation...........    4,524       108,859
+Fruit of the Loom, Inc. (Class
  A)...........................    2,026        51,916
GPU, Inc. .....................    3,331       140,318
GTE Corporation................   26,506     1,384,939
Gannett Co., Inc. .............    7,853       485,414
Gap, Inc. (The)................   11,126       394,260
General Dynamics Corporation...    1,736       150,056

                                       130
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--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--INDEX 500 FUND
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997 (CONTINUED)
--------------------------------------------------------------------------------

                                 SHARES      VALUE
         COMMON STOCKS            HELD     (NOTE 1A)
------------------------------------------------------
General Electric Company++.....   90,567  $  6,645,354
General Mills, Inc. ...........    4,380       313,718
General Motors Corporation.....   19,579     1,186,977
General Re Corporation.........    2,202       466,824
General Signal Corporation.....    1,378        58,134
Genuine Parts Company..........    4,981       169,043
Georgia-Pacific Corporation....    2,525       153,394
Giant Food, Inc. (Class A).....    1,650        55,584
Gillette Company (The).........   15,484     1,555,174
Golden West Financial
  Corporation..................    1,582       154,739
Goodrich (B.F.) Company
  (The)........................    1,961        81,259
Goodyear Tire & Rubber Co.
  (The)........................    4,297       273,397
Grace (W.R.) & Co. ............    2,033       163,529
Grainger (W.W.), Inc. .........    1,375       133,633
Great Atlantic & Pacific Tea
  Co., Inc. ...................    1,054        31,291
Great Lakes Chemical
  Corporation..................    1,657        74,358
Green Tree Financial
  Corporation..................    3,780        98,989
Guidant Corporation............    4,091       254,665
HBO & Company..................    5,531       265,488
+HEALTHSOUTH Corporation.......   10,896       302,364
Halliburton Company............    7,251       376,599
Harcourt General, Inc. ........    1,959       107,255
Harland (John H.) Company
  (The)........................      854        17,934
Harnischfeger Industries,
  Inc. ........................    1,357        47,919
+Harrah's Entertainment,
  Inc. ........................    2,794        52,737
Harris Corporation.............    2,210       101,384
Hartford Financial Services
  Group Inc. (The).............    3,246       303,704
Hasbro, Inc. ..................    3,500       110,250
Heinz (H.J.) Company...........   10,164       516,458
Helmerich & Payne, Inc. .......      688        46,698
Hercules Inc. .................    2,673       133,817
Hershey Foods Corporation......    3,959       245,211
Hewlett-Packard Company........   28,773     1,798,313
Hilton Hotels Corporation......    6,907       205,483
Home Depot, Inc. (The).........   20,250     1,192,219
Homestake Mining Company.......    4,053        35,970
Honeywell Inc. ................    3,502       239,887
Household International,
  Inc. ........................    2,938       374,779
Houston Industries Inc. .......    7,890       210,564
+Humana, Inc. .................    4,496        93,292
Huntington Bancshares, Inc. ...    5,288       190,368
+ITT Corporation...............    3,217       266,609
ITT Industries, Inc. ..........    3,264       102,408
Ikon Office Solutions, Inc. ...    3,699       104,034
Illinois Tool Works Inc. ......    6,900       414,863
Inco Limited...................    4,632        78,744
Ingersoll-Rand Company.........    4,590       185,895
Inland Steel Industries,
  Inc. ........................    1,351        23,136
Intel Corporation..............   45,289     3,181,552
International Business Machines
  Corp. .......................   26,912     2,813,986
International Flavors &
  Fragrances Inc. .............    3,041       156,612
International Paper Company....    8,365       360,741
Interpublic Group of Companies,
  Inc. ........................    3,486       173,646

                                 SHARES      VALUE
         COMMON STOCKS            HELD     (NOTE 1A)
------------------------------------------------------
Jefferson-Pilot Corporation....    1,961  $    152,713
Johnson & Johnson..............   37,229     2,452,460
Johnson Controls, Inc. ........    2,299       109,777
Jostens, Inc. .................    1,069        24,654
+KLA-Tencor Corporation........    2,315        89,417
Kaufman and Broad Home
  Corporation..................    1,073        24,075
Kellogg Company................   11,414       566,420
Kerr-McGee Corporation.........    1,335        84,522
KeyCorp Limited................    6,081       430,611
Kimberly-Clark Corporation.....   15,152       747,183
King World Productions,
  Inc. ........................    1,029        59,425
+Kmart Corporation.............   13,502       156,117
Knight-Ridder, Inc. ...........    2,337       121,524
Kroger Co. (The)...............    7,032       259,745
+LSI Logic Corporation.........    3,890        76,827
Laidlaw Inc. (Class B).........    9,091       123,865
Lilly (Eli) & Co...............   30,708     2,138,045
Limited, Inc. (The)............    7,487       190,919
Lincoln National Corporation...    2,868       224,063
Liz Claiborne, Inc. ...........    1,850        77,353
Lockheed Martin Corporation....    5,381       530,029
Loews Corporation..............    3,177       337,159
Longs Drug Stores Corporation..    1,078        34,631
Louisiana-Pacific
  Corporation..................    3,008        57,152
Lowe's Companies, Inc. ........    4,831       230,378
Lucent Technologies Inc. ......   17,764     1,418,899
MBIA, Inc. ....................    2,473       165,227
MBNA Corporation...............   13,842       378,060
MCI Communications
  Corporation..................   19,280       825,425
MGIC Investment Corporation....    3,156       209,874
Mallinckrodt Inc. .............    2,035        77,330
Manor Care, Inc. ..............    1,740        60,900
Marriott International,
  Inc. ........................    3,522       243,898
Marsh & McLennan Companies,
  Inc. ........................    4,702       350,593
Masco Corporation..............    4,564       232,193
Mattel, Inc. ..................    8,066       300,458
May Department Stores Company
  (The)........................    6,432       338,886
Maytag Corporation.............    2,628        98,057
McDermott International,
  Inc. ........................    1,517        55,560
McDonald's Corporation.........   19,032       908,778
McGraw-Hill Companies, Inc. ...    2,748       203,352
Mead Corporation (The).........    2,884        80,752
Medtronic, Inc. ...............   12,983       679,173
Mellon Bank Corporation........    7,047       427,224
Mercantile Stores Company,
  Inc. ........................    1,017        61,910
Merck & Co., Inc. .............   33,170     3,524,312
Meredith Corporation...........    1,476        52,675
Merrill Lynch & Co., Inc. .....    9,222       672,630
+Micron Technology Inc. .......    5,827       151,502
+Microsoft Corporation++.......   33,404     4,317,467
Millipore Corporation..........    1,197        40,623
Minnesota Mining &
  Manufacturing Company........   11,313       928,373
+Mirage Resorts, Inc. .........    4,966       112,976
Mobil Corporation..............   21,751     1,570,150
Monsanto Company...............   16,415       689,430

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--INDEX 500 FUND
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997 (CONTINUED)
--------------------------------------------------------------------------------

                                 SHARES      VALUE
         COMMON STOCKS            HELD     (NOTE 1A)
------------------------------------------------------
Moore Corporation Limited (NY
  Registered Shares)...........    2,431  $     36,769
Morgan (J.P.) & Co., Inc. .....    4,948       558,505
Morgan Stanley Group Inc. .....   16,399       969,591
Morton International Inc. .....    3,716       127,737
Motorola, Inc. ................   16,525       942,958
NICOR Inc. ....................    1,364        57,544
Nacco Industries, Inc. (Class
  A)...........................      226        24,224
Nalco Chemical Company.........    1,856        73,428
National City Corporation......    5,951       391,278
+National Semiconductor
  Corporation..................    4,518       117,186
National Service Industries,
  Inc. ........................    1,196        59,277
NationsBank Corporation........   19,693     1,197,581
+Navistar International
  Corporation..................    2,083        51,684
New York Times Company (The)
  (Class A)....................    2,662       176,025
Newell Co. ....................    4,389       186,532
Newmont Mining Corporation.....    4,312       126,665
+NextLevel Systems, Inc. ......    4,094        73,180
+Niagara Mohawk Power Corp. ...    3,987        41,863
Nike Inc. (Class B)............    8,039       315,531
Nordstrom, Inc. ...............    2,135       128,901
Norfolk & Southern
  Corporation..................   10,438       321,621
Northern States Power
  Company......................    2,041       118,888
Northern Telecom Limited.......    7,251       645,339
Northrop Grumman Corporation...    1,833       210,795
Norwest Corporation............   20,908       807,571
+Novell, Inc. .................    9,676        72,570
Nucor Corporation..............    2,424       117,109
ONEOK, Inc. ...................      846        34,157
Occidental Petroleum
  Corporation..................    9,377       274,863
Omnicom Group, Inc. ...........    4,484       190,009
+Oracle Corporation............   27,131       605,360
+Oryx Energy Company...........    2,899        73,924
Owens Corning..................    1,443        49,242
+Owens-Illinois, Inc. .........    3,881       147,235
PACCAR Inc. ...................    2,168       113,820
PECO Energy Company............    6,146       149,040
PG&E Corporation...............   12,128       369,146
PNC Bank Corp. ................    8,444       481,836
PP&L Resources, Inc. ..........    4,591       109,897
PPG Industries, Inc. ..........    4,930       281,626
Pacific Enterprises............    2,332        87,741
PacifiCorp.....................    8,192       223,744
Pall Corporation...............    3,519        72,799
+Parametric Technology
  Company......................    3,544       167,897
Parker Hannifin Corporation....    3,081       141,341
Penney (J.C.) Company, Inc. ...    6,884       415,191
Pennzoil Company...............    1,290        86,188
Peoples Energy Corporation.....      965        37,997
Pep Boys--Manny, Moe & Jack
  (The)........................    1,748        41,733
PepsiCo, Inc. .................   41,996     1,530,229
Perkin-Elmer Corporation
  (The)........................    1,199        85,204
Pfizer Inc. ...................   35,800     2,669,337

                                 SHARES      VALUE
         COMMON STOCKS            HELD     (NOTE 1A)
------------------------------------------------------
Pharmacia & Upjohn, Inc. ......   14,030  $    513,849
Phelps Dodge Corporation.......    1,627       101,281
Philip Morris Companies,
  Inc.++.......................   67,112     3,041,012
Phillips Petroleum Company.....    7,273       353,650
Pioneer Hi-Bred International,
  Inc. ........................    1,818       194,980
Pitney Bowes Inc. .............    3,991       358,941
Placer Dome, Inc. .............    6,615        83,928
Polaroid Corporation...........    1,251        60,908
Potlatch Corporation...........      795        34,185
Praxair, Inc. .................    4,334       195,030
Procter & Gamble Company
  (The)........................   37,204     2,969,344
Progressive Corporation........    1,977       236,993
Providian Corporation..........    2,633       118,979
Public Service Enterprise
  Group, Inc. .................    6,420       203,434
Pulte Corporation..............      605        25,297
Quaker Oats Company (The)......    3,833       202,191
Ralston Purina Company.........    2,933       272,586
Raychem Corporation............    2,380       102,489
Raytheon Company (Class A).....    3,361       165,744
Raytheon Company (Class B).....    6,021       304,060
+Reebok International Ltd. ....    1,539        44,342
Republic New York Corporation..    1,519       173,451
Reynolds Metals Company........    2,020       121,200
Rite Aid Corporation...........    3,452       202,589
Rockwell International
  Corporation..................    5,776       301,796
Rohm & Haas Company............    1,694       162,200
+Rowan Companies, Inc. ........    2,364        72,102
Royal Dutch Petroleum Co. (NY
  Registered Shares)...........   59,333     3,215,107
Rubbermaid Inc. ...............    4,139       103,475
Russell Corporation............    1,038        27,572
Ryder System, Inc. ............    2,150        70,412
SAFECO Corporation.............    3,907       189,978
SBC Communications Inc. .......   25,373     1,858,572
Safety-Kleen Corp. ............    1,609        44,147
Sara Lee Corporation...........   13,316       749,857
Schering-Plough Corporation....   20,256     1,258,404
Schlumberger Limited...........   13,693     1,102,286
Schwab (Charles) Corporation
  (The)........................    7,320       306,982
Scientific-Atlanta, Inc. ......    2,183        36,565
+Seagate Technology, Inc. .....    6,786       130,630
Seagram Company Ltd. (The).....    9,867       318,827
Sears, Roebuck and Co. ........   10,817       489,469
Service Corporation
  International................    6,962       257,159
Shared Medical Systems
  Corporation..................      666        43,956
Sherwin-Williams Company
  (The)........................    4,748       131,757
Sigma-Aldrich Corporation......    2,740       108,915
+Silicon Graphics, Inc. .......    5,183        64,464
Snap-On, Inc. .................    1,683        73,421
Sonat Inc. ....................    2,379       108,839
Southern Company (The).........   19,104       494,316
Southwest Airlines Co. ........    6,062       149,277
Springs Industries, Inc. ......      557        28,964

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--INDEX 500 FUND
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997 (CONTINUED)
--------------------------------------------------------------------------------

                                 SHARES      VALUE
         COMMON STOCKS            HELD     (NOTE 1A)
------------------------------------------------------
Sprint Corporation.............   11,892  $    697,168
+St. Jude Medical, Inc. .......    2,525        77,012
St. Paul Companies, Inc.
  (The)........................    2,298       188,580
Standard & Poor's Depositary
  Receipts.....................    5,300       513,769
Stanley Works (The)............    2,455       115,845
State Street Corporation.......    4,441       258,411
+Stone Container Corporation...    2,740        28,599
Sun Company, Inc. .............    2,013        84,672
+Sun Microsystems, Inc. .......   10,370       413,504
SunAmerica Inc. ...............    5,395       230,636
SunTrust Banks, Inc. ..........    5,837       416,616
SuperValu Stores Inc. .........    1,662        69,596
Synovus Financial Corp. .......    4,827       158,084
Sysco Corporation..............    4,734       215,693
TJX Companies, Inc. (The)......    4,516       155,237
TRW Inc. ......................    3,409       181,955
Tandy Corporation..............    2,862       110,366
Tektronix, Inc. ...............    1,367        54,253
+Tele-Communications, Inc.
  (Class A)....................   14,020       391,684
+Tellabs, Inc. ................    5,003       264,534
Temple-Inland Inc. ............    1,536        80,352
+Tenet Healthcare
  Corporation..................    8,450       279,906
Tenneco, Inc. .................    4,717       186,321
Texaco, Inc. ..................   15,171       824,923
Texas Instruments Inc. ........   10,802       486,090
Texas Utilities Company........    6,822       283,539
Textron Inc. ..................    4,566       285,375
+Thermo Electron Corporation...    4,188       186,366
Thomas & Betts Corporation.....    1,520        71,820
Time Warner Inc. ..............   15,477       959,574
Times Mirror Company (The).....    2,646       162,729
Timken Company (The)...........    1,729        59,434
Torchmark Corporation..........    3,874       162,950
+Toys 'R' Us, Inc. ............    7,909       248,639
Transamerica Corporation.......    1,750       186,375
Travelers Group, Inc. .........   31,744     1,710,208
Tribune Company................    3,397       211,463
+Tricon Global Restaurants,
  Inc. ........................    4,233       123,022
Tupperware Corporation.........    1,710        47,666
Tyco International Ltd. .......   14,740       664,221
U S West Communications Group,
  Inc. ........................   13,374       603,502
+U S West Media Group, Inc. ...   16,786       484,696
UNUM Corporation...............    3,862       209,996
US Bancorp.....................    6,796       760,727
+USAir Group, Inc. ............    2,507       156,687
USF & G Corporation............    3,118        68,791
UST Inc. ......................    5,116       188,972
USX-Marathon Group, Inc. ......    7,945       268,144
USX-US Steel Group, Inc. ......    2,385        74,531
Unicom Corporation.............    5,962       183,331

                                 SHARES      VALUE
         COMMON STOCKS            HELD     (NOTE 1A)
------------------------------------------------------
Unilever N.V. (NY Registered
  Shares)......................   17,721  $  1,106,455
Union Camp Corporation.........    1,918       102,973
Union Carbide Corporation......    3,435       147,490
Union Electric Company.........    3,789       163,874
Union Pacific Corporation......    6,833       426,635
Union Pacific Resources Group
  Inc. ........................    7,024       170,332
+Unisys Corporation............    4,830        67,016
United Healthcare
  Corporation..................    5,213       259,021
United States Surgical
  Corporation..................    2,095        61,410
United Technologies Corp. .....    6,448       469,495
Unocal Corporation.............    6,831       265,128
V.F. Corporation...............    3,381       155,315
+Viacom, Inc. (Class B)........    9,762       404,513
Wachovia Corporation...........    5,643       457,829
Wal-Mart Stores, Inc. .........   62,381     2,460,151
Walgreen Co. ..................   13,596       426,574
Warner--Lambert Company........    7,538       934,712
Washington Mutual Savings
  Bank.........................    7,123       454,536
Waste Management Inc. .........   12,596       346,390
Wells Fargo & Company..........    2,399       814,311
Wendy's International, Inc. ...    3,638        87,539
+Western Atlas, Inc. ..........    1,483       109,742
Westvaco Corporation...........    2,815        88,497
Weyerhaeuser Company...........    5,525       271,070
Whirlpool Corporation..........    2,054       112,970
Whitman Corporation............    2,844        74,122
Willamette Industries, Inc. ...    3,070        98,816
Williams Companies, Inc.
  (The)........................    8,796       249,586
Winn-Dixie Stores, Inc. .......    4,148       181,216
+Woolworth Corporation.........    3,699        75,367
+WorldCom, Inc. ...............   25,007       756,462
Worthington Industries,
  Inc. ........................    2,673        43,770
Wrigley (Wm.) Jr. Company
  (Class B)....................    3,208       255,236
Xerox Corporation..............    9,021       665,863
------------------------------------------------------
TOTAL COMMON STOCKS
(COST--$189,981,756)--97.4%                209,586,482
------------------------------------------------------

  SHORT-TERM OBLIGATIONS--        FACE
      COMMERCIAL PAPER*          AMOUNT
-------------------------------------------------------
General Motors Acceptance
  Corp., 6.75% due
  1/02/1998..................  $5,268,000     5,267,012
-------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(COST--$5,267,012)--2.4%                      5,267,012
-------------------------------------------------------
TOTAL INVESTMENTS
(COST--$195,248,768)--99.8%                 214,853,494
VARIATION MARGIN ON FINANCIAL
  FUTURES CONTRACTS**--0.0%..                       518
OTHER ASSETS LESS
  LIABILITIES--0.2%..........                   380,408
                                           ------------
NET ASSETS--100.0%...........              $215,234,420
                                           ============

--------------------------------------------------------------------------------
+ Non-income producing security.
++ Portion of holdings pledged as collateral for stock index futures contracts.
* Commercial Paper is traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--INDEX 500 FUND
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997 (CONCLUDED)
--------------------------------------------------------------------------------

** Financial futures contracts purchased as of December 31, 1997 were as follows:

-------------------------------------------------------
NUMBER OF                        EXPIRATION    VALUE
CONTRACTS          ISSUE            DATE     (NOTE 1B)
-------------------------------------------------------
   25       S&P 500 Stock Index  March 1998  $6,119,375
-------------------------------------------------------
TOTAL FINANCIAL FUTURES CONTRACTS PURCHASED
(CONTRACT PRICE--$6,061,025)                 $6,119,375
                                             ==========
-------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--INDEX 500 FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 1997
--------------------------------------------------------------------------------

ASSETS:
Investments, at value (identified cost--$195,248,768) (Note
  1a).......................................................              $214,853,494
Receivables:
  Capital shares sold.......................................  $793,038
  Dividends.................................................   278,348
  Variation margin (Note 1b)................................       518
  Securities sold...........................................       260       1,072,164
                                                              --------
Deferred organization expenses (Note 1e)....................                     8,169
Prepaid expenses and other assets...........................                    10,568
                                                                          ------------
Total assets................................................               215,944,395
                                                                          ------------
--------------------------------------------------------------------------------------
LIABILITIES:
Payables:
  Custodian bank (Note 1g)..................................   302,013
  Capital shares redeemed...................................   213,787
  Investment adviser (Note 2)...............................    56,197
  Securities purchased......................................    52,620         624,617
                                                              --------
Accrued expenses and other liabilities......................                    85,358
                                                                          ------------
Total liabilities...........................................                   709,975
                                                                          ------------
--------------------------------------------------------------------------------------
NET ASSETS..................................................              $215,234,420
                                                                          ============
--------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Class A Shares of Common Stock, $0.10 par value, 100,000,000
  shares authorized+........................................              $  1,596,923
Paid-in capital in excess of par............................               181,290,757
Undistributed investment income--net........................                 2,775,828
Undistributed realized capital gains on investments--net....                 9,907,836
Unrealized appreciation on investments--net.................                19,663,076
                                                                          ------------
NET ASSETS..................................................              $215,234,420
                                                                          ============
--------------------------------------------------------------------------------------
NET ASSET VALUE:
Class A--Based on net assets of $215,234,420 and 15,969,225
  shares outstanding........................................              $      13.48
                                                                          ============
--------------------------------------------------------------------------------------

+ The Fund is authorized to issue 100,000,000 Class B Shares.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--INDEX 500 FUND
STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTES 1c & 1d):
Dividends (net of $10,703 foreign withholding tax)..........                 $ 2,078,924
Interest and discount earned................................                   1,166,875
                                                                             -----------
Total income................................................                   3,245,799
                                                                             -----------
----------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees (Note 2)...........................  $415,327
Registration fees...........................................    56,443
Accounting services (Note 2)................................    33,298
Custodian fees..............................................    29,101
Professional fees...........................................     6,383
Transfer agent fees (Note 2)................................     4,590
Amortization of organization expenses (Note 1e).............     2,112
Directors' fees and expenses................................     1,123
Pricing services............................................       611
Other.......................................................       541
                                                              --------
Total expenses before reimbursement.........................   549,529
Reimbursement of expenses (Note 2)..........................   (79,567)
                                                              --------
Expenses after reimbursement................................                     469,962
                                                                             -----------
Investment income--net......................................                   2,775,837
                                                                             -----------
----------------------------------------------------------------------------------------
REALIZED & UNREALIZED GAIN ON INVESTMENTS--NET (NOTES 1b, 1d
  & 3):
Realized gain on investments--net...........................                   9,912,879
Change in unrealized appreciation on investments--net.......                  19,509,942
                                                                             -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........                 $32,198,658
                                                                             ===========
----------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--INDEX 500 FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  FOR THE          FOR THE PERIOD
                                                                 YEAR ENDED        DEC. 13, 1996+
                                                                DECEMBER 31,        TO DEC. 31,
INCREASE (DECREASE) IN NET ASSETS:                                  1997                1996
-------------------------------------------------------------------------------------------------
OPERATIONS:
Investment income--net......................................    $ 2,775,837         $    16,863
Realized gain (loss) on investments--net....................      9,912,879                (193)
Change in unrealized appreciation on investments--net.......     19,509,942             153,134
                                                                ------------        -----------
Net increase in net assets resulting from operations........     32,198,658             169,804
                                                                ------------        -----------
-------------------------------------------------------------------------------------------------
DIVIDENDS & DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1f):
Investment income--net:
  Class A...................................................        (16,872)                 --
Realized gain on investments--net:
  Class A...................................................         (4,850)                 --
                                                                ------------        -----------
Net decrease in net assets resulting from dividends and
  distributions to shareholders.............................        (21,722)                 --
                                                                ------------        -----------
-------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4):
Net increase in net assets derived from capital share
  transactions..............................................    172,305,644             582,036
                                                                ------------        -----------
-------------------------------------------------------------------------------------------------
NET ASSETS:
Total increase in net assets................................    204,482,580             751,840
Beginning of period.........................................     10,751,840          10,000,000
                                                                ------------        -----------
End of period*..............................................    $215,234,420        $10,751,840
                                                                ============        ===========
-------------------------------------------------------------------------------------------------
* Undistributed investment income--net......................    $ 2,775,828         $    16,863
                                                                ============        ===========
-------------------------------------------------------------------------------------------------

+ Commencement of operations.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--INDEX 500 FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                    CLASS A
                                                                                         ------------------------------
                                                                                         FOR THE YEAR    FOR THE PERIOD
THE FOLLOWING PER SHARE DATA AND RATIOS HAVE BEEN DERIVED FROM INFORMATION PROVIDED         ENDED        DEC. 13, 1996+
IN THE FINANCIAL STATEMENTS.                                                             DECEMBER 31,     TO DEC. 31,
INCREASE (DECREASE) IN NET ASSET VALUE:                                                      1997             1996
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...................................                    $  10.17         $ 10.00
                                                                                           --------         -------
Investment income--net.................................................                         .17             .02
Realized and unrealized gain on investments--net.......................                        3.16             .15
                                                                                           --------         -------
Total from investment operations.......................................                        3.33             .17
                                                                                           --------         -------
Less dividends and distributions:
  Investment income--net...............................................                        (.02)             --
  Realized gain on investments--net....................................                          --++            --
                                                                                           --------         -------
Total dividends and distributions......................................                        (.02)             --
                                                                                           --------         -------
Net asset value, end of period.........................................                    $  13.48         $ 10.17
                                                                                           ========         =======
-----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN:**
Based on net asset value per share.....................................                      32.81%           1.68%++++
                                                                                           ========         =======
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses, net of reimbursement.........................................                        .34%            .00%*
                                                                                           ========         =======
Expenses...............................................................                        .40%            .60%*
                                                                                           ========         =======
Investment income--net.................................................                       2.01%           3.08%*
                                                                                           ========         =======
-----------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)...............................                    $215,234         $10,752
                                                                                           ========         =======
Portfolio turnover.....................................................                      36.85%            .04%
                                                                                           ========         =======
Average commission rate paid...........................................                      $.0158          $.0120
                                                                                           ========         =======
-----------------------------------------------------------------------------------------------------------------------

* Annualized.

** Total investment returns exclude insurance-related fees and expenses.

+ Commencement of operations.

++ Amount is less than $.01 per share.

++++ Aggregate total investment return.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--INDEX 500 FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES:

Merrill Lynch Variable Series Funds, Inc. (the "Company") is an open-end management investment company that is comprised of 16 separate funds. Each fund offers two classes of shares to the Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York (indirect wholly-owned subsidiaries of Merrill Lynch & Co., Inc.("ML & Co.")), and other insurance companies that are not affiliated with ML & Co., for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. Effective September 17, 1997, each fund's existing class of shares was designated as Class A Shares and each fund began offering Class B Shares. Both classes of shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class and Class B Shares bear certain expenses related to the distribution of such shares. Index 500 Fund (the "Fund") is classified as "non-diversified", as defined in the Investment Company Act of 1940. The following is a summary of significant accounting policies followed by the Fund.

  (a) Valuation of investments--Portfolio securities which are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued, or lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last sale price prior to the time of valuation. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Portfolio securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last asked price. Options purchased are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last bid price. Futures contracts are valued at the settlement price at the close of the applicable exchange. Short-term securities are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Company.

  (b) Derivative financial instruments--The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the equity markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

- Financial futures contracts--The Fund may purchase or sell futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

- Options--The Fund is authorized to purchase and write covered call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

  Written and purchased options are non-income producing investments.

  (c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.

--------------------------------------------------------------------------------

Therefore, no Federal income tax provision is required.

  (d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income is recorded on the ex-dividend dates. Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

  (e) Deferred organization expenses--Deferred organization expenses are charged to expense on a straight-line basis over a five-year period.

  (f) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

  (g) Custodian Bank--The Fund recorded an amount payable to the Custodian Bank reflecting an overnight overdraft which resulted from differences in projected capital share transaction settlements.

2. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES:

The Company has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of ML & Co., which is the limited partner.

  MLAM is responsible for the management of the Company's funds and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the funds. For such services, the Fund pays a monthly fee at the annual rate of 0.30% of the average daily value of the Fund's net assets.

  MLAM and Merrill Lynch Life Agency, Inc. ("MLLA") have entered into an agreement which limits the operating expenses paid by the Fund, exclusive of any distribution fees imposed on Class B Shares, to 1.25% of its average daily net assets. Any such expenses in excess of 1.25% of average daily net assets will be reimbursed to the Fund by MLAM which, in turn, will be reimbursed by MLLA.

  For the year ended December 31, 1997, MLAM earned fees of $415,327, of which $79,567 was voluntarily waived.

  Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Company's transfer agent.

  Accounting services are provided to the Fund by MLAM at cost.

  Certain officers and/or directors of the Company are officers and/or directors of MLAM, PSI, MLFDS, Merrill Lynch Funds Distributor, Inc., a wholly-owned subsidiary of Merrill Lynch Group, Inc., which is the Fund's distributor, and/or ML & Co.

3. INVESTMENTS:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 1997 were $218,336,198 and $43,800,898, respectively.

  Net realized and unrealized gains (losses) as of December 31, 1997 were as follows:
---------------------------------------------------------

                                          Realized      Unrealized
                                       Gains (Losses)      Gains
-------------------------------------------------------------------
Long-term investments................    $6,106,424     $19,604,726
Short-term investments...............          (936)             --
Options purchased....................         5,707              --
Options written......................         3,732              --
Financial futures contracts..........     3,797,952          58,350
                                         ----------     -----------
Total................................    $9,912,879     $19,663,076
                                         ==========     ===========
-------------------------------------------------------------------

  At December 31, 1997, net unrealized appreciation for Federal income tax purposes aggregated $19,083,826, of which $24,062,080 related to appreciated securities and $4,978,254 related to depreciated securities. At December 31, 1997, the aggregate cost of investments for Federal income tax purposes was $195,769,668.

  Transactions in put options written for the year ended December 31, 1997 were as follows:
---------------------------------------------------------

                                      Nominal Value       Premiums
                                         Covered          Received
----------------------------------------------------------------------
Outstanding put options written,
 beginning of year.................         --                  --
Options written....................        300             $ 5,541
Options closed.....................       (300)             (5,541)
                                          ----             -------
Outstanding put options written,
 end of year.......................         --             $    --
                                          ====             =======
----------------------------------------------------------------------

4. CAPITAL SHARE TRANSACTIONS:

Net increase in net assets derived from capital share transactions was $172,305,644 and $582,036 for the year ended December 31, 1997 and the period ended December 31, 1996, respectively.

--------------------------------------------------------------------------------

  Transactions in capital shares were as follows:

-----------------------------------------------------------------
Class A Shares for the Year Ended                       Dollar
December 31, 1997                         Shares        Amount
-----------------------------------------------------------------
Shares sold...........................  19,361,582   $225,105,550
Shares issued to shareholders in
 reinvestment of dividends and
 distributions........................       2,149         21,722
                                        ----------   ------------
Total issued..........................  19,363,731    225,127,272
Shares redeemed.......................  (4,451,853)   (52,821,628)
                                        ----------   ------------
Net increase..........................  14,911,878   $172,305,644
                                        ==========   ============
-----------------------------------------------------------------

--------------------------------------------------------------------
Class A Shares for the Period December 13, 1996+             Dollar
              to December 31, 1996                Shares     Amount
--------------------------------------------------------------------
Shares sold...................................    57,357    $582,138
Shares redeemed...............................       (10)       (102)
                                                  ------    --------
Net increase..................................    57,347    $582,036
                                                  ======    ========
--------------------------------------------------------------------
+ Prior to December 13, 1996 (commencement of operations), the Fund issued 1,000,000 shares to MLLA for $10,000,000.

5. SUBSEQUENT EVENT:

On January 2, 1998, the Company's Board of Directors declared an ordinary income dividend in the amount of $.685491 per Class A Share and a long-term capital gains distribution in the amount of $.145045 per Class A Share payable on January 9, 1998 to shareholders of record as of December 31, 1997.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--INTERNATIONAL EQUITY FOCUS FUND
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997                  (IN US DOLLARS)
--------------------------------------------------------------------------------

                                           SHARES                                                   VALUE       PERCENT OF
AFRICA            INDUSTRY                   HELD             INVESTMENTS             COST        (NOTE 1A)     NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
SOUTH AFRICA      BANKING                  60,980      Nedcor Ltd.
                                                         (GDR)(b)(e)............  $    719,592   $  1,353,341       0.3%
                                           10,259      Nedcor Ltd. (Ordinary)...       151,495        227,790       0.1
                                                                                  ------------   ------------     -----
                                                                                       871,087      1,581,131       0.4
                  -----------------------------------------------------------------------------------------------------
                  BEVERAGES               138,736      South African Breweries,
                                                         Ltd. ..................     3,702,680      3,422,763       0.8
                  -----------------------------------------------------------------------------------------------------
                  DIVERSIFIED              71,000      Sasol Limited............     1,000,038        744,449       0.2
                  -----------------------------------------------------------------------------------------------------
                  INSURANCE                49,800      Liberty Life Association
                                                         of Africa..............     1,352,849      1,279,811       0.3
                  -----------------------------------------------------------------------------------------------------
                  MINING                    5,150      Anglo American Corp. of
                                                         South Africa, Ltd. ....       347,236        208,160       0.1
                                           23,800      Anglo American Corp. of
                                                         South Africa, Ltd.
                                                         (ADR)(a) ..............     1,522,851        957,950       0.2
                                           47,300      Evander Gold Mines
                                                         Ltd. ..................       511,564         89,465       0.0
                                                                                  ------------   ------------     -----
                                                                                     2,381,651      1,255,575       0.3
                  -----------------------------------------------------------------------------------------------------
                  PAPER & FOREST           29,000      Sappi Limited............       277,418        146,073       0.0
                  PRODUCTS
--------------------------------------------------------------------------------------------------------------------------
                                                       TOTAL INVESTMENTS IN
                                                         AFRICA                      9,585,723      8,429,802       2.0
--------------------------------------------------------------------------------------------------------------------------
LATIN AMERICA
--------------------------------------------------------------------------------------------------------------------------
ARGENTINA         BANKING                  15,120      Banco de Galicia y Buenos
                                                         Aires S.A. de C.V.
                                                         (ADR)(a) ..............       386,299        389,340       0.1
                                           17,361      Banco Frances del Rio de
                                                         la Plata S.A.
                                                         (ADR)(a)...............       508,326        475,257       0.1
                                                                                  ------------   ------------     -----
                                                                                       894,625        864,597       0.2
                  -----------------------------------------------------------------------------------------------------
                  OIL & RELATED           128,921      Companhia Naviera Perez
                                                         Companc
                                                         S.A.C.F.I.M.F.A. (Class
                                                         B).....................       796,027        920,680       0.2
                                           19,180      Yacimientos Petroliferos
                                                         Fiscales S.A. (YPF)
                                                         (ADR)(a)...............       569,186        655,716       0.2
                                                                                  ------------   ------------     -----
                                                                                     1,365,213      1,576,396       0.4
                  -----------------------------------------------------------------------------------------------------
                  REAL ESTATE               8,350      IRSA Inversiones y
                                                         Representaciones S.A.
                                                         (GDR)(b)...............       300,550        314,169       0.1
                  -----------------------------------------------------------------------------------------------------
                  TELECOMMUNICATIONS       22,490      Telefonica de Argentina
                                                         S.A. (Class B)
                                                         (ADR)(a)...............       809,006        837,753       0.2
                  -----------------------------------------------------------------------------------------------------
                                                       TOTAL INVESTMENTS IN
                                                         ARGENTINA                   3,369,394      3,592,915       0.9
--------------------------------------------------------------------------------------------------------------------------
BRAZIL            BEVERAGES             2,270,000      Companhia Cervejaria
                                                         Brahma S.A. PN
                                                         (Preferred)............     1,153,770      1,525,538       0.4
                  -----------------------------------------------------------------------------------------------------
                  OIL & GAS             3,500,000      Petroleo Brasileiro
                  PRODUCERS                              S.A.--Petrobras
                                                         (Preferred)............       920,556        818,548       0.2
                  -----------------------------------------------------------------------------------------------------
                  TELECOMMUNICATIONS       16,044      Telecomunicacoes
                                                         Brasileiras S.A.--
                                                         Telebras (ADR)(a)......     1,748,375      1,868,123       0.4
                  -----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--INTERNATIONAL EQUITY FOCUS FUND SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997 (CONTINUED) (IN US DOLLARS)
--------------------------------------------------------------------------------

LATIN
AMERICA                                    SHARES                                                   VALUE       PERCENT OF
(CONCLUDED)       INDUSTRY                   HELD             INVESTMENTS             COST        (NOTE 1A)     NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
BRAZIL            UTILITIES--ELECTRIC       31,500     Companhia Energetica de
(CONCLUDED)                                              Minas Gerais S.A.
                                                         (CEMIG)(ADR)(a)........  $    963,150   $  1,362,375       0.3%
                                       22,500,000      Companhia Energetica de
                                                         Minas Gerais S.A.
                                                         (CEMIG)(Preferred).....     1,276,323        977,621       0.2
                                                                                  ------------   ------------     -----
                                                                                     2,239,473      2,339,996       0.5
                  -----------------------------------------------------------------------------------------------------
                                                       TOTAL INVESTMENTS IN
                                                         BRAZIL                      6,062,174      6,552,205       1.5
--------------------------------------------------------------------------------------------------------------------------
CHILE             TELECOMMUNICATIONS       34,000      Compania de
                                                         Telecomunicaciones de
                                                         Chile S.A. (ADR)(a)....     1,133,183      1,015,750       0.2
                  -----------------------------------------------------------------------------------------------------
                  UTILITIES                20,480      Enersis S.A. (ADR)(a)....       530,086        593,920       0.2
                  -----------------------------------------------------------------------------------------------------
                  UTILITIES--ELECTRIC       42,000     Chilgener S.A. (ADR)(a)
                                                         .......................     1,138,834      1,029,000       0.2
                  -----------------------------------------------------------------------------------------------------
                                                       TOTAL INVESTMENTS IN
                                                         CHILE                       2,802,103      2,638,670       0.6
--------------------------------------------------------------------------------------------------------------------------
MEXICO            BEVERAGES               144,400      Fomento Economico
                                                         Mexicano, S.A. de C.V.
                                                         (Femsa)(Class B).......       808,695      1,161,221       0.3
                  -----------------------------------------------------------------------------------------------------
                  BUILDING &              412,100      Empresas ICA Sociedad
                  CONSTRUCTION                           Controladora, S.A. de
                                                         C.V. ..................     1,060,022      1,112,332       0.3
                  -----------------------------------------------------------------------------------------------------
                  BUILDING PRODUCTS       275,100      Cementos Mexicanos, S.A.
                                                         de C.V. (Cemex) (Class
                                                         B)(d)..................     1,212,450      1,468,019       0.3
                  -----------------------------------------------------------------------------------------------------
                  DIVERSIFIED             155,800      Alfa, S.A. de C.V........       971,631      1,049,881       0.3
                  -----------------------------------------------------------------------------------------------------
                  HEALTH & PERSONAL        41,700      Kimberly-Clark de Mexico,
                                                         S.A. de C.V.
                                                         (ADR)(a)...............       867,363        969,525       0.2
                  -----------------------------------------------------------------------------------------------------
                  MULTI-INDUSTRY          203,500      Grupo Carso, S.A. de C.V.
                                                         'A1'...................     1,423,406      1,361,212       0.3
                  -----------------------------------------------------------------------------------------------------
                  TELECOMMUNICATIONS      347,300      Carso Global Telecom,
                                                         S.A. de C.V. 'A1'......     1,116,346      1,405,061       0.3
                                          574,350      Telefonos de Mexico, S.A.
                                                         de C.V. (Series L).....     1,386,956      1,617,988       0.4
                                                                                  ------------   ------------     -----
                                                                                     2,503,302      3,023,049       0.7
                  -----------------------------------------------------------------------------------------------------
                                                       TOTAL INVESTMENTS IN
                                                         MEXICO                      8,846,869     10,145,239       2.4
--------------------------------------------------------------------------------------------------------------------------
                                                       TOTAL INVESTMENTS IN
                                                         LATIN AMERICA              21,080,540     22,929,029       5.4
--------------------------------------------------------------------------------------------------------------------------
     NORTH
    AMERICA
--------------------------------------------------------------------------------------------------------------------------
CANADA            ALUMINUM                 48,000      Alcan Aluminium Ltd. ....     1,655,994      1,321,501       0.3
                                            3,000      Alcan Aluminium Ltd. (NY
                                                         Registered Shares).....       116,813         82,875       0.0
                                                                                  ------------   ------------     -----
                                                                                     1,772,807      1,404,376       0.3
                  -----------------------------------------------------------------------------------------------------
                  BUILDING PRODUCTS       232,000      Noranda Forest, Inc......     1,703,586      1,256,376       0.3
                  -----------------------------------------------------------------------------------------------------
                  GOLD PRODUCERS           72,000      Barrick Gold
                                                         Corporation............     1,631,428      1,340,787       0.3
                  -----------------------------------------------------------------------------------------------------
                  METALS & MINING          33,000      MSCI Canada Opals (Class
                                                         B)(e)..................     5,201,506      5,147,010       1.2
                                          148,000      Noranda, Inc. ...........     3,160,579      2,544,057       0.6
                                                                                  ------------   ------------     -----
                                                                                     8,362,085      7,691,067       1.8
                  -----------------------------------------------------------------------------------------------------
                  OIL                     137,300      Ranger Oil Ltd. .........     1,297,033        935,417       0.2
                  -----------------------------------------------------------------------------------------------------
                  OIL & GAS                19,000      Imperial Oil Ltd. .......     1,109,952      1,221,438       0.3
                  PRODUCERS
                  -----------------------------------------------------------------------------------------------------
                  TELECOMMUNICATIONS       48,000      BC Telecom, Inc. ........     1,275,260      1,492,558       0.4
                  -----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--INTERNATIONAL EQUITY FOCUS FUND SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997 (CONTINUED) (IN US DOLLARS)
--------------------------------------------------------------------------------

NORTH
AMERICA                                    SHARES                                                   VALUE       PERCENT OF
(CONCLUDED)       INDUSTRY                   HELD             INVESTMENTS             COST        (NOTE 1A)     NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
CANADA            TELECOMMUNICATIONS       30,000      Newbridge Networks
(CONCLUDED)       & EQUIPMENT                            Corporation(d).........  $  1,101,083   $  1,049,193       0.3%
                  -----------------------------------------------------------------------------------------------------
                  TRANSPORTATION           82,300      Canadian Pacific Ltd. ...     2,529,363      2,214,066       0.5
                                            4,200      Canadian Pacific Ltd. (NY
                                                         Registered Shares).....       127,838        114,450       0.0
                                                                                  ------------   ------------     -----
                                                                                     2,657,201      2,328,516       0.5
                  -----------------------------------------------------------------------------------------------------
                                                       TOTAL INVESTMENTS IN
                                                         NORTH AMERICA              20,910,435     18,719,728       4.4
--------------------------------------------------------------------------------------------------------------------------
    PACIFIC
     BASIN
--------------------------------------------------------------------------------------------------------------------------
AUSTRALIA         AUTO-RELATED            153,100      Orbital Engine
                                                         Corporation Ltd.(d)....       101,098         68,771       0.0
                  -----------------------------------------------------------------------------------------------------
                  BANKING                 105,000      Australia and New Zealand
                                                         Banking Group Ltd. ....       647,142        693,120       0.2
                                           81,000      Coles Myer Limited.......       407,449        388,627       0.1
                                           15,300      Commonwealth Bank of
                                                         Australia..............       181,451        175,301       0.0
                                          288,172      National Australia Bank
                                                         Ltd. ..................     3,882,711      4,020,267       0.9
                                          254,900      Westpac Banking
                                                         Corporation Ltd. ......     1,552,426      1,628,866       0.4
                                                                                  ------------   ------------     -----
                                                                                     6,671,179      6,906,181       1.6
                  -----------------------------------------------------------------------------------------------------
                  BEVERAGES                 4,400      Foster's Brewing Group
                                                         Ltd. ..................         9,320          8,364       0.0
                  -----------------------------------------------------------------------------------------------------
                  BROADCAST--MEDIA         59,800      Seven Network Ltd. ......       230,952        216,450       0.1
                  -----------------------------------------------------------------------------------------------------
                  BUILDING &               74,600      James Hardie Industries
                  CONSTRUCTION                           Ltd. ..................       230,234        217,229       0.1
                  -----------------------------------------------------------------------------------------------------
                  BUILDING PRODUCTS       195,600      Boral Ltd. ..............       603,764        494,062       0.1
                                          183,300      CSR Ltd. ................       703,928        620,507       0.1
                                                                                  ------------   ------------     -----
                                                                                     1,307,692      1,114,569       0.2
                  -----------------------------------------------------------------------------------------------------
                  CLOSED-END FUNDS         68,200      Franked Income Fund
                                                         (Units)................       202,914        194,464       0.0
                  -----------------------------------------------------------------------------------------------------
                  COMMERCIAL               25,000      Mayne Nickless Ltd. .....       142,510        131,990       0.0
                  SERVICES
                  -----------------------------------------------------------------------------------------------------
                  DIVERSIFIED              29,200      Email Ltd. ..............       102,629         68,889       0.0
                                           29,500      Smith (Howard) Ltd. .....       235,283        244,665       0.1
                                           41,700      Southcorp Ltd. ..........       142,694        137,905       0.0
                                           29,800      Wesfarmers Ltd. .........       267,024        249,326       0.1
                                                                                  ------------   ------------     -----
                                                                                       747,630        700,785       0.2
                  -----------------------------------------------------------------------------------------------------
                  FOOD & BEVERAGE          48,000      Coca-Cola Amatil,
                                                         Ltd. ..................       437,994        358,290       0.1
                  -----------------------------------------------------------------------------------------------------
                  FOODS                    56,200      Burns, Philp & Company,
                                                         Ltd. ..................       102,741          8,781       0.0
                                           27,000      Foodland Associated
                                                         Ltd. ..................       205,981        201,977       0.1
                                           10,000      Goodman Fielder Ltd. ....        14,010         15,884       0.0
                                           71,600      National Foods Ltd. .....       100,996        111,215       0.0
                                                                                  ------------   ------------     -----
                                                                                       423,728        337,857       0.1
                  -----------------------------------------------------------------------------------------------------
                  HOTELS                  160,500      AAPC Limited.............       102,285         65,826       0.0
                  -----------------------------------------------------------------------------------------------------
                  INVESTMENT               54,400      Australian Foundation
                  MANAGEMENT                             Investment Company
                                                         Ltd. ..................        99,667        102,702       0.0
                  -----------------------------------------------------------------------------------------------------
                  MEDIA                    22,636      The News Corp., Ltd.
                                                         (Ordinary).............       119,206        124,814       0.0
                                           52,772      The News Corp., Ltd.
                                                         (Preferred)............       224,225        260,889       0.1
                                                                                  ------------   ------------     -----
                                                                                       343,431        385,703       0.1
                  -----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--INTERNATIONAL EQUITY FOCUS FUND SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997 (CONTINUED) (IN US DOLLARS)
--------------------------------------------------------------------------------

    PACIFIC
     BASIN                              SHARES                                                      VALUE       PERCENT OF
  (CONTINUED)          INDUSTRY          HELD                 INVESTMENTS             COST        (NOTE 1A)     NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
AUSTRALIA         METALS & MINING          35,500      Aberfoyle Ltd. ..........  $     99,964   $     57,776       0.0%
(CONCLUDED)                                72,000      Ashton Mining Ltd. ......       100,285         63,230       0.0
                                           56,800      Comalco Ltd. ............       238,328        234,433       0.1
                                           40,900      Metal Manufactures
                                                         Ltd. ..................        99,801         61,506       0.0
                                           39,800      Newcrest Mining Ltd. ....       100,536         43,269       0.0
                                          232,300      Normandy Mining Ltd. ....       249,719        225,329       0.1
                                           31,100      Plutonic Resources
                                                         Ltd. ..................        99,222         86,653       0.0
                                           81,700      QCT Resources Ltd. ......        99,746         65,952       0.0
                                           26,600      RGC Ltd. ................        99,007         40,521       0.0
                                          401,600      Rio Tinto Ltd. ..........     5,343,510      4,680,589       1.1
                                          125,000      WMC Ltd. ................       781,163        435,356       0.1
                                                                                  ------------   ------------     -----
                                                                                     7,311,281      5,994,614       1.4
                  -----------------------------------------------------------------------------------------------------
                  OIL & GAS                38,900      Australian Gas Light Co.,
                  PRODUCERS                              Ltd. ..................       257,107        270,966       0.1
                                           62,000      Australian Oil & Gas
                                                         Corporation Ltd. ......       101,805         72,652       0.0
                                           56,000      Woodside Petroleum
                                                         Ltd. ..................       407,267        394,454       0.1
                                                                                  ------------   ------------     -----
                                                                                       766,179        738,072       0.2
                  -----------------------------------------------------------------------------------------------------
                  PACKAGING &             165,000      Amcor Ltd. ..............     1,075,547        725,051       0.2
                  CONTAINERS
                  -----------------------------------------------------------------------------------------------------
                  PHARMACEUTICALS          39,400      F.H. Faulding & Co.
                                                         Ltd. ..................       191,278        196,987       0.0
                  -----------------------------------------------------------------------------------------------------
                  PROPERTY                 36,927      Lend Lease Corp. ........       693,489        721,184       0.2
                  -----------------------------------------------------------------------------------------------------
                  PUBLISHING               40,500      PMP Communications
                                                         Ltd. ..................        94,595         89,643       0.0
                  -----------------------------------------------------------------------------------------------------
                  REAL ESTATE              55,000      Capital Property Trust...        99,829         83,068       0.0
                  INVESTMENT TRUSTS
                                           38,700      Stockland Trust Group....       100,446         89,614       0.0
                                           66,500      Westfield Holdings
                                                         Ltd. ..................       266,949        255,420       0.1
                                                                                  ------------   ------------     -----
                                                                                       467,224        428,102       0.1
                  -----------------------------------------------------------------------------------------------------
                  RESOURCES                74,700      Broken Hill Proprietary
                                                         Co. Ltd. ..............     1,005,966        692,973       0.2
                  -----------------------------------------------------------------------------------------------------
                  STEEL                    86,500      Australia National
                                                         Industries Ltd. .......       102,236         79,399       0.0
                  -----------------------------------------------------------------------------------------------------
                  TELECOMMUNICATIONS      128,000      Telstra Corp. Ltd.(d)....       243,977        269,983       0.1
                  -----------------------------------------------------------------------------------------------------
                  TRANSPORTATION           99,400      Brambles Industries
                                                         Ltd. ..................     1,933,511      1,970,401       0.5
                  -----------------------------------------------------------------------------------------------------
                                                       TOTAL INVESTMENTS IN
                                                         AUSTRALIA                  24,935,917     22,715,590       5.4
--------------------------------------------------------------------------------------------------------------------------
CHINA             TELECOMMUNICATIONS       27,600      China Telecom
                                                         (Hong Kong) Ltd.
                                                         (ADR)(a)(d)............       889,722        926,325       0.2
                  -----------------------------------------------------------------------------------------------------
                                                       TOTAL INVESTMENTS IN
                                                         CHINA                         889,722        926,325       0.2
--------------------------------------------------------------------------------------------------------------------------
HONG KONG         AIRLINES                292,000      Cathay Pacific Airways...       450,715        237,444       0.0
                  -----------------------------------------------------------------------------------------------------
                  BANKING                 100,000      Dao Heng Bank Group
                                                         Ltd. ..................       471,968        249,758       0.1
                                           65,200      HSBC Holdings Ltd. ......       995,860      1,607,383       0.4
                                           63,000      Hang Seng Bank Ltd. .....       698,137        607,841       0.1
                                                                                  ------------   ------------     -----
                                                                                     2,165,965      2,464,982       0.6
                  -----------------------------------------------------------------------------------------------------
                  CONGLOMERATES           116,140      Hutchison Whampoa
                                                         Ltd. ..................       739,598        728,545       0.2
                  -----------------------------------------------------------------------------------------------------
                  DIVERSIFIED             162,000      Citic Pacific Ltd. ......       875,799        644,027       0.1
                                           95,500      Swire Pacific Ltd. 'A'...       788,289        523,879       0.1
                                          298,500      Swire Pacific Ltd. 'B'...       393,371        302,449       0.1
                                                                                  ------------   ------------     -----
                                                                                     2,057,459      1,470,355       0.3
                  -----------------------------------------------------------------------------------------------------
                  FOODS                 3,076,000      C.P. Pokphand Co.
                                                         Ltd. ..................     1,051,836        484,378       0.1
                  -----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--INTERNATIONAL EQUITY FOCUS FUND SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997 (CONTINUED) (IN US DOLLARS)
--------------------------------------------------------------------------------

    PACIFIC
     BASIN                              SHARES                                                      VALUE       PERCENT OF
  (CONTINUED)          INDUSTRY          HELD                 INVESTMENTS             COST        (NOTE 1A)     NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
HONG KONG         PROPERTY                116,000      Cheung Kong Holdings
(CONCLUDED)                                              Ltd. ..................  $    828,352   $    759,858       0.2%
                                          124,000      Great Eagle Holdings
                                                         Ltd. ..................       367,528        173,656       0.0
                                           24,800      Great Eagle Holdings Ltd.
                                                         (Warrants)(c)..........             0          3,201       0.0
                                          301,000      Henderson Investment
                                                         Ltd. ..................       310,742        236,993       0.1
                                          105,302      Henderson Land
                                                         Development Co.,
                                                         Ltd. ..................       983,272        496,098       0.1
                                           94,000      New World Development
                                                         Co., Ltd. .............       517,459        325,163       0.1
                                           69,000      Sun Hung Kai Properties
                                                         Ltd. ..................       740,464        480,929       0.1
                                          161,000      Wharf (Holdings) Ltd. ...       607,417        353,275       0.1
                                                                                  ------------   ------------     -----
                                                                                     4,355,234      2,829,173       0.7
                  -----------------------------------------------------------------------------------------------------
                  TELECOMMUNICATIONS      968,800      Hong Kong
                                                         Telecommunications
                                                         Ltd. ..................     1,663,453      1,994,496       0.5
                  -----------------------------------------------------------------------------------------------------
                  UTILITIES--ELECTRIC      293,000     China Light & Power Co.
                                                         Ltd. ..................     1,337,448      1,626,202       0.4
                                          113,000      Hong Kong Electric
                                                         Holdings Ltd. .........       393,794        429,539       0.1
                                                                                  ------------   ------------     -----
                                                                                     1,731,242      2,055,741       0.5
                  -----------------------------------------------------------------------------------------------------
                  UTILITIES--GAS          709,000      Hong Kong and China Gas
                                                         Co. Ltd. ..............     1,165,989      1,372,701       0.3
                  -----------------------------------------------------------------------------------------------------
                                                       TOTAL INVESTMENTS IN
                                                         HONG KONG                  15,381,491     13,637,815       3.2
--------------------------------------------------------------------------------------------------------------------------
JAPAN             AUTOMOBILES             470,000      Mitsubishi Motors
                                                         Corp. .................     3,238,919      1,587,716       0.4
                                           73,000      Toyota Motor Corp. ......     1,979,859      2,096,123       0.5
                                                                                  ------------   ------------     -----
                                                                                     5,218,778      3,683,839       0.9
                  -----------------------------------------------------------------------------------------------------
                  BANKING                 180,000      Fuji Bank Ltd. ..........     2,421,426        729,674       0.2
                                        4,000,000      Japanese Bank Knock Out
                                                         (Warrants)(c)..........     4,126,000      3,632,000       0.8
                                          292,000      Mitsubishi Trust and
                                                         Banking Corp. .........     3,214,294      2,936,814       0.7
                                          269,000      Sakura Bank Ltd. ........     1,924,634        770,342       0.2
                                                                                  ------------   ------------     -----
                                                                                    11,686,354      8,068,830       1.9
                  -----------------------------------------------------------------------------------------------------
                  BROADCAST--MEDIA         31,000      Nippon Broadcasting
                                                         System Inc. ...........     2,328,033      1,228,100       0.3
                  -----------------------------------------------------------------------------------------------------
                  BUILDING &              240,000      Nishimatsu Construction
                  CONSTRUCTION                           Co. Ltd. ..............     1,219,017        755,470       0.2
                  -----------------------------------------------------------------------------------------------------
                  CAPITAL GOODS           463,000      Mitsubishi Heavy
                                                         Industries, Ltd. ......     3,753,694      1,933,758       0.5
                  -----------------------------------------------------------------------------------------------------
                  CHEMICALS               411,000      Kaneka Corp. ............     2,159,677      1,858,572       0.5
                                          114,000      Shin-Etsu Chemical Co.,
                                                         Ltd. (Ordinary)........     2,093,206      2,179,347       0.5
                                                                                  ------------   ------------     -----
                                                                                     4,252,883      4,037,919       1.0
                  -----------------------------------------------------------------------------------------------------
                  ELECTRIC                 61,000      Taihei Dengyo Kaisha,
                  CONSTRUCTION                           Ltd....................     1,103,158        189,674       0.0
                  -----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--INTERNATIONAL EQUITY FOCUS FUND SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997 (CONTINUED) (IN US DOLLARS)
--------------------------------------------------------------------------------

    PACIFIC
     BASIN                              SHARES                                                      VALUE       PERCENT OF
  (CONTINUED)          INDUSTRY          HELD                 INVESTMENTS             COST        (NOTE 1A)     NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
JAPAN             ELECTRICAL              194,000      Anritsu Corp.............  $  2,422,348   $  1,489,443       0.3%
(CONTINUED)       EQUIPMENT               296,000      Fujikura Ltd.............     2,242,771      1,963,486       0.5
                                           56,000      Murata Manufacturing Co.,
                                                         Ltd....................     1,921,119      1,410,211       0.3
                                          229,000      NEC Corporation..........     2,678,931      2,443,839       0.6
                                           29,000      Rohm Co., Ltd............     1,979,017      2,961,228       0.7
                                          262,000      Sharp Corporation........     3,807,588      1,806,342       0.4
                                                                                  ------------   ------------     -----
                                                                                    15,051,774     12,074,549       2.8
                  -----------------------------------------------------------------------------------------------------
                  ELECTRONICS             352,000      Hitachi Ltd. ............     3,198,447      2,513,321       0.6
                                          178,000      Pioneer Electronic
                                                         Corp. .................     3,408,135      2,746,871       0.6
                                           31,900      Sony Corp. ..............     2,319,824      2,840,998       0.7
                                                                                  ------------   ------------     -----
                                                                                     8,926,406      8,101,190       1.9
                  -----------------------------------------------------------------------------------------------------
                  FINANCIAL SERVICES       52,000      Jafco Co., Ltd...........     3,092,397      1,776,583       0.4
                  -----------------------------------------------------------------------------------------------------
                  GLASS                   287,000      Asahi Glass Co., Ltd.....     2,604,317      1,366,142       0.3
                  -----------------------------------------------------------------------------------------------------
                  MACHINERY               265,000      Daifuku Co., Ltd.........     3,494,951      1,291,939       0.3
                                          516,000      NSK Ltd..................     2,866,844      1,287,524       0.3
                                                                                  ------------   ------------     -----
                                                                                     6,361,795      2,579,463       0.6
                  -----------------------------------------------------------------------------------------------------
                  MANUFACTURING           310,000      Dainippon Screen
                                                         Manufacturing Co.,
                                                         Ltd. ..................     2,475,687      1,428,023       0.3
                                          220,000      Ube Industries Ltd.......       612,958        280,384       0.1
                                                                                  ------------   ------------     -----
                                                                                     3,088,645      1,708,407       0.4
                  -----------------------------------------------------------------------------------------------------
                  OFFICE EQUIPMENT        183,000      Ricoh Co., Ltd...........     2,239,951      2,276,084       0.5
                  -----------------------------------------------------------------------------------------------------
                  PACKAGING &               1,000      Toyo Seikan Kaisha,
                  CONTAINERS                             Ltd....................        30,312         14,280       0.0
                  -----------------------------------------------------------------------------------------------------
                  PAPER & FOREST          437,000      Oji Paper Co., Ltd.......     2,780,243      1,741,290       0.4
                  PRODUCTS
                  -----------------------------------------------------------------------------------------------------
                  PHARMACEUTICALS         290,000      Fujisawa Pharmaceutical
                                                         Co., Ltd...............     2,786,899      2,538,196       0.6
                                          118,000      Taisho Pharmaceutical
                                                         Co., Ltd. (Ordinary)...     2,595,534      3,016,814       0.7
                                                                                  ------------   ------------     -----
                                                                                     5,382,433      5,555,010       1.3
                  -----------------------------------------------------------------------------------------------------
                  PLASTICS                420,000      Nippon Zeon Co., Ltd. ...     2,092,176        870,633       0.2
                  -----------------------------------------------------------------------------------------------------
                  REAL ESTATE             199,000      Mitsubishi Estate Co.,
                                                         Ltd. ..................     2,316,483      2,169,520       0.5
                                          255,000      Mitsui Fudosan Co.,
                                                         Ltd....................     2,696,882      2,466,795       0.6
                                                                                  ------------   ------------     -----
                                                                                     5,013,365      4,636,315       1.1
                  -----------------------------------------------------------------------------------------------------
                  RETAIL                   64,000      Ito-Yokado Co., Ltd. ....     3,565,834      3,267,562       0.8
                                          286,000      Takashimaya Co...........     2,920,268      1,734,664       0.4
                                           85,000      Uny Co., Ltd.............     1,410,705      1,168,138       0.3
                                                                                  ------------   ------------     -----
                                                                                     7,896,807      6,170,364       1.5
                  -----------------------------------------------------------------------------------------------------
                  STEEL                   966,000      Kawasaki Steel Corp......     2,701,201      1,320,138       0.3
                                        1,172,000      Nippon Steel Co..........     3,080,938      1,736,630       0.4
                                                                                  ------------   ------------     -----
                                                                                     5,782,139      3,056,768       0.7
                  -----------------------------------------------------------------------------------------------------
                  TELECOMMUNICATIONS          472      DDI Corp.................     2,678,599      1,250,211       0.3
                                           95,000      Uniden Corporation.......     1,323,639        765,835       0.2
                                                                                  ------------   ------------     -----
                                                                                     4,002,238      2,016,046       0.5
                  -----------------------------------------------------------------------------------------------------
                  TEXTILES                474,000      Teijin Ltd...............     1,905,547        993,489       0.2
                  -----------------------------------------------------------------------------------------------------
                  TIRE & RUBBER           120,000      Bridgestone
                                                         Corporation............     2,187,905      2,607,294       0.6
                  -----------------------------------------------------------------------------------------------------
                  TOBACCO                     405      Japan Tobacco, Inc.......     2,709,522      2,879,309       0.7
                  -----------------------------------------------------------------------------------------------------
                  TRADING                 419,000      Mitsui & Co..............     3,138,187      2,483,440       0.6
                                          805,000      Nissho Iwai Corp.........     2,963,745      1,409,136       0.3
                                                                                  ------------   ------------     -----
                                                                                     6,101,932      3,892,576       0.9
                  -----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--INTERNATIONAL EQUITY FOCUS FUND SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997 (CONTINUED) (IN US DOLLARS)
--------------------------------------------------------------------------------

    PACIFIC
     BASIN                              SHARES                                                      VALUE       PERCENT OF
  (CONTINUED)          INDUSTRY          HELD                 INVESTMENTS             COST        (NOTE 1A)     NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
JAPAN             TRANSPORTATION          475,000      Nippon Express Co.,
                                                         Ltd....................  $  3,021,859   $  2,370,441       0.6%
(CONCLUDED)                               270,000      Tobu Railway Co., Ltd....     1,304,960        845,758       0.2
                                          500,000      Tokyu Corp...............     3,069,961      1,934,741       0.4
                                                                                  ------------   ------------     -----
                                                                                     7,396,780      5,150,940       1.2
                  -----------------------------------------------------------------------------------------------------
                                                       TOTAL INVESTMENTS IN
                                                         JAPAN                     124,208,601     89,364,322      21.0
--------------------------------------------------------------------------------------------------------------------------
MALAYSIA          AIRLINES                 35,000      Malaysian Airline System
                                                         BHD....................        76,032         28,108       0.0
                  -----------------------------------------------------------------------------------------------------
                  CHEMICALS                15,000      Malaysian Oxygen BHD.....        76,593         33,591       0.0
                  -----------------------------------------------------------------------------------------------------
                  DIVERSIFIED              38,000      United Engineers
                                                         (Malaysia) Ltd.........       267,242         31,691       0.0
                                           17,000      YTL Corporation BHD......             0         22,973       0.0
                                                                                  ------------   ------------     -----
                                                                                       267,242         54,664       0.0
                  -----------------------------------------------------------------------------------------------------
                  FINANCE                     285      Rashid Hussain BHD
                                                         (Warrants) (c).........           376             53       0.0
                  -----------------------------------------------------------------------------------------------------
                  FOODS                    14,000      Nestle (Malaysia) BHD....       107,967         64,865       0.0
                  -----------------------------------------------------------------------------------------------------
                  FOREST PRODUCTS          35,000      Lingui Development BHD...        60,688         15,045       0.0
                  -----------------------------------------------------------------------------------------------------
                  LEISURE                  31,000      Berjaya Sports Toto
                                                         BHD....................       123,873         79,395       0.0
                  -----------------------------------------------------------------------------------------------------
                  TELECOMMUNICATIONS       30,800      Telekom Malaysia BHD.....        94,815         91,171       0.1
                  -----------------------------------------------------------------------------------------------------
                                                       TOTAL INVESTMENTS IN
                                                         MALAYSIA                      807,586        366,892       0.1
--------------------------------------------------------------------------------------------------------------------------
NEW ZEALAND       BEVERAGES                60,000      DB Group Ltd.............        89,340         95,750       0.0
                  -----------------------------------------------------------------------------------------------------
                  BROADCASTING &           13,000      Independent Newspapers
                  PUBLISHING                             Limited................        72,940         64,878       0.0
                  -----------------------------------------------------------------------------------------------------
                  CHEMICALS                17,600      Fernz Corporation Ltd....        53,399         45,449       0.0
                  -----------------------------------------------------------------------------------------------------
                  DIVERSIFIED             700,000      Brierley Investments
                                                         Ltd....................       499,569        499,638       0.1
                  -----------------------------------------------------------------------------------------------------
                  ELECTRONICS              17,000      PDL Holdings Ltd.........        82,587         78,921       0.0
                  -----------------------------------------------------------------------------------------------------
                  FINANCE                 954,600      Wrightson Ltd............       677,685        443,164       0.1
                  -----------------------------------------------------------------------------------------------------
                  FORESTRY              2,450,000      Fletcher Challenge
                                                         Forests................     3,291,210      2,033,081       0.5
                  -----------------------------------------------------------------------------------------------------
                  INVESTMENT              451,000      Infrastructure &
                  COMPANIES                              Utilities NZ Ltd.......       314,196        259,098       0.1
                  -----------------------------------------------------------------------------------------------------
                  LEISURE                  20,000      Tourism Holdings Ltd.....        26,938         13,695       0.0
                  -----------------------------------------------------------------------------------------------------
                  RESTAURANTS              53,000      Restaurant Brands New
                                                         Zealand Ltd.(d)........        76,981         52,285       0.0
                  -----------------------------------------------------------------------------------------------------
                  RETAIL                   60,000      Hallenstein Glasson
                                                         Holdings Ltd...........        88,686         62,324       0.0
                  -----------------------------------------------------------------------------------------------------
                  TEXTILES                306,050      Lane Walker Rudkin
                                                         Industries, Ltd........       321,007        204,241       0.1
                  -----------------------------------------------------------------------------------------------------
                                                       TOTAL INVESTMENTS IN
                                                         NEW ZEALAND                 5,594,538      3,852,524       0.9
--------------------------------------------------------------------------------------------------------------------------
PHILIPPINES       METALS & MINING          30,000      MSCI Philippines Opals
                                                         (Class B)(e)...........     1,263,922      1,033,500       0.3
                  -----------------------------------------------------------------------------------------------------
                                                       TOTAL INVESTMENTS IN
                                                         THE PHILIPPINES             1,263,922      1,033,500       0.3
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--INTERNATIONAL EQUITY FOCUS FUND SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997 (CONTINUED) (IN US DOLLARS)
--------------------------------------------------------------------------------

PACIFIC
BASIN                                      SHARES                                                   VALUE       PERCENT OF
(CONCLUDED)       INDUSTRY                   HELD             INVESTMENTS             COST        (NOTE 1A)     NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
SINGAPORE         AIRLINES                 79,000      Singapore Airlines Ltd.
                                                         'Foreign'..............  $    678,479   $    516,647       0.1%
                  -----------------------------------------------------------------------------------------------------
                  AUTO & TRUCK             66,400      Inchcape BHD.............       242,457        102,245       0.0
                  -----------------------------------------------------------------------------------------------------
                  BEVERAGES                55,000      Fraser & Neave Ltd.
                                                         (Ordinary).............       397,998        238,704       0.1
                  -----------------------------------------------------------------------------------------------------
                  PUBLISHING               11,000      Singapore Press Holdings
                                                         Ltd. 'Foreign'.........       222,104        137,990       0.0
                  -----------------------------------------------------------------------------------------------------
                  REAL ESTATE              75,000      City Developments Ltd....       712,457        347,800       0.1
                  INVESTMENT TRUSTS       101,000      DBS Land Ltd.............       332,192        154,923       0.0
                                           51,000      Singapore Land Ltd.......       239,816        112,188       0.0
                                          419,700      United Industrial
                                                         Corporation Ltd........       316,979        164,686       0.1
                                           80,000      Wing Tai Holdings Ltd....       218,481         93,698       0.0
                                                                                  ------------   ------------     -----
                                                                                     1,819,925        873,295       0.2
                  -----------------------------------------------------------------------------------------------------
                  SHIPBUILDING            192,000      Keppel Corporation
                                                         Ltd....................       832,959        552,485       0.1
                  -----------------------------------------------------------------------------------------------------
                  STEEL                   192,000      NatSteel Ltd.............       504,789        260,262       0.1
                  -----------------------------------------------------------------------------------------------------
                                                       TOTAL INVESTMENTS IN
                                                         SINGAPORE                   4,698,711      2,681,628       0.6
--------------------------------------------------------------------------------------------------------------------------
SOUTH KOREA       ELECTRONICS               3,300      Samsung Electronics
                                                         Company (GDR)(b)(e)....       198,000         46,184       0.0
                  -----------------------------------------------------------------------------------------------------
                  TELECOMMUNICATIONS       42,357      SK Telecom Co. Ltd.
                                                         (ADR)(a)...............       539,571        275,318       0.1
                  -----------------------------------------------------------------------------------------------------
                  UTILITIES--ELECTRIC       17,580     Korea Electric Power
                                                         Corp...................       752,967        162,835       0.0
                  -----------------------------------------------------------------------------------------------------
                                                       TOTAL INVESTMENTS IN
                                                         SOUTH KOREA                 1,490,538        484,337       0.1
--------------------------------------------------------------------------------------------------------------------------
THAILAND          UTILITIES--             518,000      TelecomAsia Corporation
                  COMMUNICATIONS                         Public Company Limited
                                                         'Foreign'(d)...........       990,931        100,223       0.0
                  -----------------------------------------------------------------------------------------------------
                                                       TOTAL INVESTMENTS IN
                                                         THAILAND                      990,931        100,223       0.0
--------------------------------------------------------------------------------------------------------------------------
                                                       TOTAL INVESTMENTS IN THE
                                                         PACIFIC BASIN             180,261,957    135,163,156      31.8
--------------------------------------------------------------------------------------------------------------------------
 SOUTHEAST ASIA
--------------------------------------------------------------------------------------------------------------------------
INDIA             AUTO & TRUCK             45,400      Mahindra & Mahindra Ltd.
                                                         (GDR)(b)...............       627,916        484,645       0.1
                                           66,500      Tata Engineering and
                                                         Locomotive Co. Ltd.
                                                         (GDR)(b)...............       969,634        553,613       0.1
                                                                                  ------------   ------------     -----
                                                                                     1,597,550      1,038,258       0.2
                  -----------------------------------------------------------------------------------------------------
                  BANKING                  77,000      State Bank of India
                                                         (GDR)(b)...............     1,920,505      1,401,400       0.3
                  -----------------------------------------------------------------------------------------------------
                  CHEMICALS                20,700      Indian Petrochemicals
                                                         Corporation Ltd.
                                                         (GDR)(b)...............       279,450        106,088       0.0
                                           67,400      Reliance Industries Ltd.
                                                         (GDR)(b)...............       745,434        579,640       0.2
                                                                                  ------------   ------------     -----
                                                                                     1,024,884        685,728       0.2
                  -----------------------------------------------------------------------------------------------------
                  DIVERSIFIED               6,500      Grasim Industries Ltd.
                                                         (GDR)(b)...............        90,687         70,850       0.0
                  -----------------------------------------------------------------------------------------------------
                  HOTELS                   15,700      Indian Hotels Company
                                                         Ltd. (GDR)(b)(d)(e)....       354,333        299,870       0.1
                  -----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--INTERNATIONAL EQUITY FOCUS FUND SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997 (CONTINUED) (IN US DOLLARS)
--------------------------------------------------------------------------------

SOUTHEAST
ASIA                                       SHARES                                                   VALUE       PERCENT OF
(CONCLUDED)       INDUSTRY                   HELD             INVESTMENTS             COST        (NOTE 1A)     NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
INDIA             INSURANCE                11,100      Indian Rayon and
(CONCLUDED)                                              Industries Ltd.
                                                         (GDR)(b)...............  $     92,920   $     47,453       0.0%
                  -----------------------------------------------------------------------------------------------------
                  MACHINERY &              11,300      Larsen & Toubro Ltd.
                  ENGINEERING                            (GDR)(b)(d)............       216,113        125,430       0.0
                  -----------------------------------------------------------------------------------------------------
                  MANUFACTURING            20,700      Arvind Mills Ltd.
                                                         (GDR)(b)(d)............        91,894         41,400       0.0
                                           33,900      Gujarat Ambujaya Cements
                                                         Ltd. (GDR)(b)(d).......       368,056        241,538       0.1
                                                                                  ------------   ------------     -----
                                                                                       459,950        282,938       0.1
                  -----------------------------------------------------------------------------------------------------
                  METALS & MINING          28,500      Hindalco Industries Ltd.
                                                         (GDR)(b)...............     1,014,788        570,000       0.1
                  -----------------------------------------------------------------------------------------------------
                  PHARMACEUTICALS          11,600      Ranbaxy Laboratories Ltd.
                                                         (GDR)(b)...............       276,726        299,280       0.1
                  -----------------------------------------------------------------------------------------------------
                  STEEL                    42,900      Steel Authority of India
                                                         Ltd. (GDR)(b)..........       356,074        142,643       0.0
                  -----------------------------------------------------------------------------------------------------
                  TELECOMMUNICATIONS       52,500      Videsh Sanchar Nigam
                                                         Ltd.(GDR)(b)(d)........     1,111,567        736,313       0.2
                  -----------------------------------------------------------------------------------------------------
                  TOBACCO                  20,700      ITC Ltd. (GDR)(b)........       366,520        414,000       0.1
                  -----------------------------------------------------------------------------------------------------
                  UTILITIES--ELECTRIC       23,100     Bombay Suburban Electric
                                                         Supply Co. Ltd.
                                                         (GDR)(b)...............       472,547        404,250       0.1
                  -----------------------------------------------------------------------------------------------------
                                                       TOTAL INVESTMENTS IN
                                                         INDIA                       9,355,164      6,518,413       1.5
--------------------------------------------------------------------------------------------------------------------------
INDONESIA         BUILDING MATERIALS      305,000      P.T. Semen Gresik........       992,608        182,153       0.0
                  -----------------------------------------------------------------------------------------------------
                  TELECOMMUNICATIONS      845,000      P.T. Telekomunikasi
                                                         Indonesia..............     1,446,133        457,708       0.1
                                           24,100      P.T. Telekomunikasi
                                                         Indonesia (ADR)(a).....       786,702        266,606       0.1
                                                                                  ------------   ------------     -----
                                                                                     2,232,835        724,314       0.2
                  -----------------------------------------------------------------------------------------------------
                                                       TOTAL INVESTMENTS IN
                                                         INDONESIA                   3,225,443        906,467       0.2
--------------------------------------------------------------------------------------------------------------------------
                                                       TOTAL INVESTMENTS IN
                                                         SOUTHEAST ASIA             12,580,607      7,424,880       1.7
--------------------------------------------------------------------------------------------------------------------------
WESTERN EUROPE
--------------------------------------------------------------------------------------------------------------------------
DENMARK           METALS & MINING          30,000      MSCI Denmark Opals (Class
                                                         B)(e) .................     4,247,900      4,354,500       1.0
                  -----------------------------------------------------------------------------------------------------
                                                       TOTAL INVESTMENTS IN
                                                         DENMARK                     4,247,900      4,354,500       1.0
--------------------------------------------------------------------------------------------------------------------------
FINLAND           DIVERSIFIED              39,958      Outokumpu OY.............       661,721        473,114       0.1
                  -----------------------------------------------------------------------------------------------------
                  PAPER & FOREST           60,119      Enso OY (R Shares).......       465,869        466,826       0.1
                  PRODUCTS
                                          128,950      Metsa Serla OY (Class
                                                         B).....................       959,606      1,006,035       0.3
                                           27,124      UPM-Kymmene OY...........       592,468        540,737       0.1
                                                                                  ------------   ------------     -----
                                                                                     2,017,943      2,013,598       0.5
                  -----------------------------------------------------------------------------------------------------
                  TELECOMMUNICATIONS        6,045      Nokia OY.................       412,806        429,447       0.1
                  -----------------------------------------------------------------------------------------------------
                                                       TOTAL INVESTMENTS IN
                                                         FINLAND                     3,092,470      2,916,159       0.7
--------------------------------------------------------------------------------------------------------------------------
FRANCE            AEROSPACE &               1,400      Labinal S.A..............       420,805        360,060       0.1
                  DEFENSE
                  -----------------------------------------------------------------------------------------------------
                  AGRICULTURAL              3,400      Eridania Beghin-Say
                  OPERATIONS                             S.A....................       503,228        531,550       0.1
                  -----------------------------------------------------------------------------------------------------

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--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--INTERNATIONAL EQUITY FOCUS FUND
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997 (CONTINUED)      (IN US DOLLARS)
--------------------------------------------------------------------------------

    WESTERN
     EUROPE                                SHARES                                                   VALUE       PERCENT OF
  (CONTINUED)          INDUSTRY              HELD             INVESTMENTS             COST        (NOTE 1A)     NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
FRANCE            AUTOMOBILES               6,159      Peugeot S.A..............  $    708,569   $    776,654       0.2%
(CONTINUED)                                20,400      Renault S.A.(d)..........       618,278        573,803       0.1
                                                                                  ------------   ------------     -----
                                                                                     1,326,847      1,350,457       0.3
                  -----------------------------------------------------------------------------------------------------
                  AUTOMOBILES &             9,400      Sommer-Allibert S.A......       358,365        326,244       0.1
                  EQUIPMENT                 7,800      Valeo S.A................       523,818        528,985       0.1
                                                                                  ------------   ------------     -----
                                                                                       882,183        855,229       0.2
                  -----------------------------------------------------------------------------------------------------
                  BANKING                  25,521      Banque Nationale de Paris
                                                         S.A. ..................     1,256,517      1,356,399       0.3
                                           14,573      Compagnie Financiere de
                                                         Paribas (Ordinary).....       799,943      1,266,270       0.3
                                            8,600      Credit Commercial de
                                                         France S.A. ...........       514,225        589,384       0.1
                                           23,788      Societe Generale de
                                                         Surveillance S.A.
                                                         (Class A)(Ordinary)....     3,034,109      3,240,764       0.8
                                                                                  ------------   ------------     -----
                                                                                     5,604,794      6,452,817       1.5
                  -----------------------------------------------------------------------------------------------------
                  BEVERAGES                 9,500      Pernod Ricard S.A. ......       465,060        558,731       0.1
                  -----------------------------------------------------------------------------------------------------
                  BUILDING &                  600      Compagnie de Saint Gobain
                  CONSTRUCTION                           S.A....................        95,027         85,230       0.0
                  -----------------------------------------------------------------------------------------------------
                  CHEMICALS                 2,400      L'Air Liquide S.A. ......       402,883        375,611       0.1
                                            3,100      Rhone-Poulenc S.A.
                                                         (Class A)..............       139,044        138,854       0.0
                                                                                  ------------   ------------     -----
                                                                                       541,927        514,465       0.1
                  -----------------------------------------------------------------------------------------------------
                  CONSUMER--GOODS           1,300      LVMH (Moet-Hennessy Louis
                                                         Vuitton) S.A...........       277,212        215,767       0.1
                  -----------------------------------------------------------------------------------------------------
                  COSMETICS--TOILETRIES        4,200   Christian Dior S.A.......       537,704        430,537       0.1
                                            1,500      L'Oreal S.A. ............       588,114        586,892       0.1
                                                                                  ------------   ------------     -----
                                                                                     1,125,818      1,017,429       0.2
                  -----------------------------------------------------------------------------------------------------
                  DIVERSIFIED               1,300      Compagnie Generale des
                                                         Eaux S.A...............       153,263        181,425       0.0
                  -----------------------------------------------------------------------------------------------------
                  ELECTRONICS              10,400      Schneider S.A............       646,605        564,665       0.1
                                           15,600      Thomson-CSF S.A. ........       499,484        491,663       0.1
                                                                                  ------------   ------------     -----
                                                                                     1,146,089      1,056,328       0.2
                  -----------------------------------------------------------------------------------------------------
                  ENGINEERING &            13,702      Bouygues S.A.............     1,348,039      1,552,544       0.4
                  CONSTRUCTION
                  -----------------------------------------------------------------------------------------------------
                  FINANCIAL SERVICES        4,902      EuraFrance S.A. .........     1,818,898      1,995,331       0.5
                                            4,500      Natexis S.A. ............       282,624        262,419       0.1
                                                                                  ------------   ------------     -----
                                                                                     2,101,522      2,257,750       0.6
                  -----------------------------------------------------------------------------------------------------
                  FOODS                     1,100      Bongrain S.A. ...........       416,126        464,197       0.1
                                              600      Fromageries Bel S.A. ....       422,935        428,842       0.1
                                            1,400      Groupe Danone S.A. ......       230,223        250,042       0.1
                                                                                  ------------   ------------     -----
                                                                                     1,069,284      1,143,081       0.3
                  -----------------------------------------------------------------------------------------------------
                  HOTELS                    3,558      Accor S.A. ..............       498,590        661,472       0.2
                  -----------------------------------------------------------------------------------------------------
                  INSURANCE                37,835      Assurances Generales de
                                                         France S.A. (AGF)......     1,315,224      2,004,582       0.5
                                           24,189      AXA-UAP..................     1,530,306      1,871,543       0.4
                                                                                  ------------   ------------     -----
                                                                                     2,845,530      3,876,125       0.9
                  -----------------------------------------------------------------------------------------------------
                  LEISURE                   5,000      Club Mediterranee
                                                         S.A.(d)................       404,936        353,132       0.1
                  -----------------------------------------------------------------------------------------------------
                  METALS                    9,600      Pechiney S.A. (Class
                                                         A).....................       495,811        378,960       0.1
                  -----------------------------------------------------------------------------------------------------
                  OIL & RELATED            32,004      Elf Aquitaine S.A. ......     3,864,139      3,722,014       0.9
                                           20,900      Total S.A. (Class B).....     2,335,334      2,274,381       0.5
                                                                                  ------------   ------------     -----
                                                                                     6,199,473      5,996,395       1.4
                  -----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--INTERNATIONAL EQUITY FOCUS FUND SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997 (CONTINUED) (IN US DOLLARS)
--------------------------------------------------------------------------------

    WESTERN
     EUROPE                                SHARES                                                   VALUE       PERCENT OF
  (CONTINUED)          INDUSTRY              HELD             INVESTMENTS             COST        (NOTE 1A)     NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
FRANCE            RETAIL                      700      Carrefour S.A. ..........  $    422,787   $    365,177       0.1%
(CONCLUDED)
                                            8,703      Castorama Dubois
                                                         Investissements
                                                         S.A. ..................     1,040,309      1,055,523       0.2
                                            8,300      Etablissements
                                                         Economiques du Casino
                                                         Guichard-Perachon S.A.
                                                         (Preferred)............       401,398        363,358       0.1
                                                                                  ------------   ------------     -----
                                                                                     1,864,494      1,784,058       0.4
                  -----------------------------------------------------------------------------------------------------
                  STEEL                   123,219      Usinor Sacilor S.A. .....     1,986,255      1,778,988       0.4
                  -----------------------------------------------------------------------------------------------------
                  TELECOMMUNICATION        15,153      Alcatel Alsthom Cie
                  EQUIPMENT                              Generale d'Electricite
                                                         S.A. ..................     1,543,707      1,925,909       0.5
                  -----------------------------------------------------------------------------------------------------
                                                       TOTAL INVESTMENTS IN
                                                         FRANCE                     32,899,894     34,887,902       8.2
--------------------------------------------------------------------------------------------------------------------------
GERMANY           APPAREL                     300      Hugo Boss AG
                                                         (Preferred)............       412,246        383,589       0.1
                  -----------------------------------------------------------------------------------------------------
                  AUTOMOBILES                 100      Bayerische Motoren Werke
                                                         AG (BMW)...............        83,292         74,772       0.0
                                           31,027      Daimler-Benz AG..........     2,244,999      2,176,789       0.5
                                            5,947      Volkswagen AG............     3,264,965      3,345,766       0.8
                                                                                  ------------   ------------     -----
                                                                                     5,593,256      5,597,327       1.3
                  -----------------------------------------------------------------------------------------------------
                  BANKING                  14,000      BHF-Bank AG..............       435,750        396,931       0.1
                                            1,900      Bayerische Vereinsbank
                                                         AG.....................       119,162        124,322       0.0
                                            2,600      Commerzbank AG...........        93,517        102,335       0.0
                                           10,100      Deutsche Bank AG.........       746,154        713,087       0.2
                                           22,400      Dresdner Bank AG.........     1,040,695      1,033,578       0.3
                                                                                  ------------   ------------     -----
                                                                                     2,435,278      2,370,253       0.6
                  -----------------------------------------------------------------------------------------------------
                  BATTERIES                 1,100      Varta AG(d)..............       171,525        158,995       0.0
                  -----------------------------------------------------------------------------------------------------
                  CHEMICALS                22,095      BASF AG..................       764,268        783,053       0.2
                                           37,308      Bayer AG.................     1,371,799      1,393,761       0.3
                                            4,199      Henkel KGaA..............       180,333        235,768       0.1
                                           37,787      Henkel KGaA
                                                         (Preferred)............     1,846,144      2,384,270       0.6
                                           37,608      Hoechst AG...............     1,492,574      1,317,158       0.3
                                                                                  ------------   ------------     -----
                                                                                     5,655,118      6,114,010       1.5
                  -----------------------------------------------------------------------------------------------------
                  COMPUTER SOFTWARE         2,400      SAP AG (Systeme,
                                                         Anwendungen, Produkte
                                                         in der
                                                         Datenverarbeitung)
                                                         (Preferred)............       741,415        785,190       0.2
                  -----------------------------------------------------------------------------------------------------
                  DIVERSIFIED              20,600      Metallgesellschaft AG....       429,647        376,773       0.1
                                           13,300      RWE AG...................       603,563        713,503       0.2
                                           13,332      Thyssen AG...............     2,836,180      2,853,469       0.7
                                            9,100      VEBA AG..................       475,310        619,719       0.1
                                              100      Viag AG..................        49,364         53,869       0.0
                                                                                  ------------   ------------     -----
                                                                                     4,394,064      4,617,333       1.1
                  -----------------------------------------------------------------------------------------------------
                  ELECTRONICS              11,200      Siemens AG...............       765,019        663,109       0.2
                  -----------------------------------------------------------------------------------------------------
                  ENGINEERING &             2,175      Philipp Holzmann AG(d)...       719,437        556,204       0.1
                  CONSTRUCTION
                  -----------------------------------------------------------------------------------------------------
                  FOOTWEAR                  3,700      Adidas AG................       507,777        486,669       0.1
                                            2,300      Salamander AG(d).........       367,973        364,410       0.1
                                                                                  ------------   ------------     -----
                                                                                       875,750        851,079       0.2
                  -----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--INTERNATIONAL EQUITY FOCUS FUND SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997 (CONTINUED) (IN US DOLLARS)
--------------------------------------------------------------------------------

    WESTERN
     EUROPE                                SHARES                                                   VALUE       PERCENT OF
  (CONTINUED)          INDUSTRY              HELD             INVESTMENTS             COST        (NOTE 1A)     NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
GERMANY           INSURANCE                 4,000      AMB Aachener und
(CONCLUDED)                                              Muenchener Beteiligungs
                                                         AG.....................  $    415,158   $    436,958       0.1%
                                            5,400      Allianz AG...............     1,284,295      1,398,933       0.3
                                                                                  ------------   ------------     -----
                                                                                     1,699,453      1,835,891       0.4
                  -----------------------------------------------------------------------------------------------------
                  MACHINERY &              17,300      AGIV-AG fuer Industrie
                  EQUIPMENT                              und Verkehrswesen......       363,337        326,996       0.1
                                           23,900      FAG Kugelfischer Georg
                                                         Schaefer AG............       378,201        315,558       0.1
                                           30,295      Kloeckner-Werke AG(d)....     2,032,755      2,029,435       0.5
                                              400      Mannesmann AG............       187,909        202,135       0.0
                                                                                  ------------   ------------     -----
                                                                                     2,962,202      2,874,124       0.7
                  -----------------------------------------------------------------------------------------------------
                  METALS                   10,000      Degussa AG...............       465,421        500,334       0.1
                  -----------------------------------------------------------------------------------------------------
                  PHARMACEUTICALS           5,400      Schering AG..............       556,061        520,847       0.1
                  -----------------------------------------------------------------------------------------------------
                  RETAIL                    2,365      Karstadt AG..............       814,537        807,397       0.2
                  -----------------------------------------------------------------------------------------------------
                  RETAIL SPECIALTY          5,500      Moebel Walther AG........       306,369        177,340       0.0
                  -----------------------------------------------------------------------------------------------------
                  TELECOMMUNICATIONS        2,900      Deutsche Telekom AG......        57,335         54,572       0.0
                  -----------------------------------------------------------------------------------------------------
                                                       TOTAL INVESTMENTS IN
                                                         GERMANY                    28,624,486     28,867,594       6.8
--------------------------------------------------------------------------------------------------------------------------
IRELAND           BUILDING &               52,928      CRH PLC..................       574,823        613,764       0.1
                  CONSTRUCTION
                  -----------------------------------------------------------------------------------------------------
                                                       TOTAL INVESTMENTS IN
                                                         IRELAND                       574,823        613,764       0.1
--------------------------------------------------------------------------------------------------------------------------
ITALY             BUILDING PRODUCTS       134,695      Italcementi S.p.A........       742,306        938,723       0.2
                  -----------------------------------------------------------------------------------------------------
                  CHEMICALS             3,653,875      Montedison S.p.A.........     2,842,591      3,281,713       0.8
                  -----------------------------------------------------------------------------------------------------
                  DIVERSIFIED             868,104      Compagnie Industrial
                                                         Riunite S.p.A.
                                                         (CIR)(d)...............       750,239        694,307       0.2
                  -----------------------------------------------------------------------------------------------------
                  INSURANCE                45,981      Assicurazioni Generali
                                                         S.p.A..................       832,583      1,129,253       0.3
                                          291,138      Istituto Nazionale delle
                                                         Assicurazioni S.p.A.
                                                         (INA)..................       386,943        589,944       0.1
                                                                                  ------------   ------------     -----
                                                                                     1,219,526      1,719,197       0.4
                  -----------------------------------------------------------------------------------------------------
                  TELECOMMUNICATIONS      720,085      Telecom Italia S.p.A.....     2,073,992      3,174,691       0.8
                  -----------------------------------------------------------------------------------------------------
                                                       TOTAL INVESTMENTS IN
                                                         ITALY                       7,628,654      9,808,631       2.4
--------------------------------------------------------------------------------------------------------------------------
NETHERLANDS       BANKING                  20,886      ABN Amro Holding N.V.....       395,888        406,884       0.1
                  -----------------------------------------------------------------------------------------------------
                  CHEMICALS                11,223      Akzo Nobel N.V...........     1,410,212      1,935,076       0.4
                                           35,921      European Vinyls
                                                         Corporation
                                                         International N.V......     1,395,027        797,221       0.2
                                                                                  ------------   ------------     -----
                                                                                     2,805,239      2,732,297       0.6
                  -----------------------------------------------------------------------------------------------------
                  ELECTRONICS              27,703      Philips Electronics
                                                         N.V....................     1,255,098      1,661,415       0.4
                  -----------------------------------------------------------------------------------------------------
                  ENGINEERING &             8,459      Volker Wessels Stevin
                  CONSTRUCTION                           N.V....................       197,556        262,831       0.1
                  -----------------------------------------------------------------------------------------------------
                  INSURANCE                21,179      ING Groep N.V............       869,889        892,033       0.2
                  -----------------------------------------------------------------------------------------------------
                  PACKAGING &              77,289      Koninklijke KNP BT
                  CONTAINERS                             N.V....................     1,687,119      1,780,132       0.4
                  -----------------------------------------------------------------------------------------------------
                  STEEL                    13,550      Ispat International
                                                         N.V.(d)................       366,994        257,287       0.0
                                           12,469      Ispat International N.V.
                                                         (NY Registered
                                                         Shares)(d).............       294,635        269,642       0.1
                                                                                  ------------   ------------     -----
                                                                                       661,629        526,929       0.1
                  -----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--INTERNATIONAL EQUITY FOCUS FUND SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997 (CONTINUED) (IN US DOLLARS)
--------------------------------------------------------------------------------

    WESTERN
     EUROPE                                SHARES                                                   VALUE       PERCENT OF
  (CONTINUED)          INDUSTRY              HELD             INVESTMENTS             COST        (NOTE 1A)     NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
NETHERLANDS       TELECOMMUNICATIONS       29,135      Royal PTT Nederland
(CONCLUDED)                                              N.V....................  $  1,049,358   $  1,215,635       0.3%
                  -----------------------------------------------------------------------------------------------------
                                                       TOTAL INVESTMENTS IN
                                                         THE NETHERLANDS             8,921,776      9,478,156       2.2
--------------------------------------------------------------------------------------------------------------------------
NORWAY            METALS & MINING          36,000      MSCI Norway Opals (Class
                                                         B)(e)..................     4,335,840      4,125,600       1.0
                  -----------------------------------------------------------------------------------------------------
                  OIL & GAS                29,758      Saga Petroleum A.S.
                  PRODUCERS                              (Class B)..............       380,349        452,901       0.1
                  -----------------------------------------------------------------------------------------------------
                                                       TOTAL INVESTMENTS IN
                                                         NORWAY                      4,716,189      4,578,501       1.1
--------------------------------------------------------------------------------------------------------------------------
POLAND            AUTOMOBILES &            14,928      T.C. Debica S.A..........       232,447        364,718       0.1
                  EQUIPMENT
                  -----------------------------------------------------------------------------------------------------
                                                       TOTAL INVESTMENTS IN
                                                         POLAND                        232,447        364,718       0.1
--------------------------------------------------------------------------------------------------------------------------
PORTUGAL          BUILDING PRODUCTS         4,500      Cimpor-Cimentos de
                                                         Portugal S.A. (SGPS)...       116,061        118,107       0.0
                  -----------------------------------------------------------------------------------------------------
                  DIVERSIFIED              12,772      Sonae Investimentos--
                                                         SGPS, S.A..............       294,941        517,273       0.1
                  -----------------------------------------------------------------------------------------------------
                  METALS & MINING          40,000      MSCI Portugal Opals
                                                         (Class B)(e)...........     2,476,379      2,508,400       0.6
                  -----------------------------------------------------------------------------------------------------
                                                       TOTAL INVESTMENTS IN
                                                         PORTUGAL                    2,887,381      3,143,780       0.7
--------------------------------------------------------------------------------------------------------------------------
RUSSIA            CLOSED-END FUNDS          2,500      Templeton Russia Fund,
                                                         Inc....................       100,920         98,125       0.0
                  -----------------------------------------------------------------------------------------------------
                                                       TOTAL INVESTMENTS IN
                                                         RUSSIA                        100,920         98,125       0.0
--------------------------------------------------------------------------------------------------------------------------
SPAIN             UTILITIES--ELECTRIC       65,997     Endesa S.A...............     1,121,890      1,169,792       0.3
                  -----------------------------------------------------------------------------------------------------
                                                       TOTAL INVESTMENTS IN
                                                         SPAIN                       1,121,890      1,169,792       0.3
--------------------------------------------------------------------------------------------------------------------------
SWEDEN            BUILDING RELATED         11,967      Svedala Industri AB......       204,406        197,453       0.1
                  -----------------------------------------------------------------------------------------------------
                  ELECTRICAL               17,102      Electrolux AB............       902,631      1,186,876       0.3
                  -----------------------------------------------------------------------------------------------------
                  FOREST PRODUCTS          24,684      Mo Och Domsjo AB (Class
                                                         B).....................       723,186        637,347       0.2
                                          487,211      Rottneros Bruks AB.......       640,388        377,398       0.1
                                           50,357      Stora Kopparbergs
                                                         Bergslags AB...........       639,127        634,259       0.1
                                                                                  ------------   ------------     -----
                                                                                     2,002,701      1,649,004       0.4
                  -----------------------------------------------------------------------------------------------------
                  INSURANCE                16,865      Skandia Forsakrings AB...       411,677        795,509       0.2
                  -----------------------------------------------------------------------------------------------------
                  METALS & MINING          90,389      Avesta Sheffield AB......       884,702        597,698       0.1
                  -----------------------------------------------------------------------------------------------------
                  PHARMACEUTICALS          16,615      Pharmacia & Upjohn, Inc.
                                                         ADR(a) ................       507,086        611,069       0.1
                  -----------------------------------------------------------------------------------------------------
                                                       TOTAL INVESTMENTS IN
                                                         SWEDEN                      4,913,203      5,037,609       1.2
--------------------------------------------------------------------------------------------------------------------------
SWITZERLAND       DIVERSIFIED              12,572      Oerlikon-Buehrle Holding
                                                         AG.....................     1,255,984      1,765,851       0.4
                  -----------------------------------------------------------------------------------------------------
                  LEISURE                     688      Fotolabo S.A. ...........       252,719        153,203       0.0
                  -----------------------------------------------------------------------------------------------------
                  MACHINERY                   548      Saurer AG................       253,573        397,999       0.1
                  -----------------------------------------------------------------------------------------------------
                                                       TOTAL INVESTMENTS IN
                                                         SWITZERLAND                 1,762,276      2,317,053       0.5
--------------------------------------------------------------------------------------------------------------------------
UNITED KINGDOM    ADVERTISING             105,500      Saatchi & Saatchi
                                                         PLC(d).................       193,836        188,879       0.0
                  -----------------------------------------------------------------------------------------------------
                  AIRLINES                 43,714      British Airways PLC(d)...       402,204        402,081       0.1
                  -----------------------------------------------------------------------------------------------------
                  AUTOMOBILE RENTAL       250,100      Thorn PLC................       614,478        649,047       0.2
                  -----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--INTERNATIONAL EQUITY FOCUS FUND SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997 (CONTINUED) (IN US DOLLARS)
--------------------------------------------------------------------------------

    WESTERN
     EUROPE                                SHARES                                                   VALUE       PERCENT OF
  (CONTINUED)          INDUSTRY              HELD             INVESTMENTS             COST        (NOTE 1A)     NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
UNITED KINGDOM    AUTOMOBILES &           438,328      LucasVarity PLC..........  $  1,415,494   $  1,547,901       0.4%
(CONTINUED)       EQUIPMENT
                  -----------------------------------------------------------------------------------------------------
                  BANKING                  51,600      Barclays PLC.............     1,324,722      1,371,304       0.3
                                          133,227      HSBC Holdings PLC........     3,617,261      3,413,675       0.8
                                          145,700      Lloyds TSB Group PLC.....     1,852,536      1,883,387       0.5
                                           83,907      National Westminster Bank
                                                         PLC (Ordinary).........       982,882      1,394,711       0.3
                                                                                  ------------   ------------     -----
                                                                                     7,777,401      8,063,077       1.9
                  -----------------------------------------------------------------------------------------------------
                  BROADCAST--MEDIA         80,800      British Sky Broadcasting
                                                         Group PLC..............       580,791        605,176       0.1
                                           81,700      Carlton Communications
                                                         PLC....................       677,902        630,704       0.2
                                                                                  ------------   ------------     -----
                                                                                     1,258,693      1,235,880       0.3
                  -----------------------------------------------------------------------------------------------------
                  BUILDING &              128,100      Hanson PLC...............       656,691        571,521       0.1
                  CONSTRUCTION            319,600      Tarmac PLC...............       630,361        598,435       0.2
                                                                                  ------------   ------------     -----
                                                                                     1,287,052      1,169,956       0.3
                  -----------------------------------------------------------------------------------------------------
                  CHEMICALS                50,208      Imperial Chemical
                                                         Industries PLC.........       772,716        784,258       0.2
                                          143,351      Inspec Group PLC.........       414,824        553,317       0.1
                                                                                  ------------   ------------     -----
                                                                                     1,187,540      1,337,575       0.3
                  -----------------------------------------------------------------------------------------------------
                  CLOSED-END FUNDS         15,200      Alliance Trust PLC.......       620,724        627,396       0.2
                                          117,700      Scottish Investment Trust
                                                         PLC....................       627,869        624,431       0.1
                                          114,200      Scottish Mortgage & Trust
                                                         PLC (The)..............       633,528        614,303       0.1
                                                                                  ------------   ------------     -----
                                                                                     1,882,121      1,866,130       0.4
                  -----------------------------------------------------------------------------------------------------
                  COMPUTER SERVICES         5,743      Misys PLC................       112,319        173,565       0.0
                  -----------------------------------------------------------------------------------------------------
                  DISTRIBUTION              2,900      BG PLC...................        13,091         13,051       0.0
                  -----------------------------------------------------------------------------------------------------
                  DIVERSIFIED             396,933      BTR PLC..................     1,441,868      1,199,611       0.3
                  -----------------------------------------------------------------------------------------------------
                  FOOD & BEVERAGE         114,959      Allied Domecq PLC
                                                         (Ordinary).............       797,507        989,418       0.2
                                          120,616      Cadbury Schweppes PLC....       996,042      1,215,416       0.3
                                                                                  ------------   ------------     -----
                                                                                     1,793,549      2,204,834       0.5
                  -----------------------------------------------------------------------------------------------------
                  FOOD PROCESSING         302,626      ASDA Group PLC...........       548,854        882,287       0.2
                                          624,794      Unilever PLC.............     4,593,136      5,346,628       1.3
                                                                                  ------------   ------------     -----
                                                                                     5,141,990      6,228,915       1.5
                  -----------------------------------------------------------------------------------------------------
                  FOODS                   114,900      Booker PLC...............       619,304        603,915       0.1
                                           61,600      Compass Group PLC........       654,614        757,823       0.2
                                          185,642      Safeway PLC..............     1,141,498      1,045,865       0.3
                                                                                  ------------   ------------     -----
                                                                                     2,415,416      2,407,603       0.6
                  -----------------------------------------------------------------------------------------------------
                  HEALTH & PERSONAL       235,000      London International
                                                         Group PLC..............       605,348        617,580       0.1
                  -----------------------------------------------------------------------------------------------------
                  INVESTMENT TRUSTS       424,000      Fleming Japanese
                                                         Investment Trust PLC
                                                         (The)(d)...............     1,038,318      1,009,809       0.2
                                          230,000      G.T. Japan Investment
                                                         Trust PLC..............       642,646        608,218       0.2
                                          466,000      Schroder Japan Growth
                                                         Fund(d)................       400,838        394,184       0.1
                                                                                  ------------   ------------     -----
                                                                                     2,081,802      2,012,211       0.5
                  -----------------------------------------------------------------------------------------------------
                  LEISURE                 151,200      Ladbroke Group PLC.......       687,702        655,633       0.2
                  -----------------------------------------------------------------------------------------------------
                  METALS & MINING          50,119      Rio Tinto PLC............       726,147        616,580       0.1
                  -----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--INTERNATIONAL EQUITY FOCUS FUND SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997 (CONTINUED) (IN US DOLLARS)
--------------------------------------------------------------------------------

    WESTERN
     EUROPE                                SHARES                                                   VALUE       PERCENT OF
  (CONCLUDED)          INDUSTRY              HELD             INVESTMENTS             COST        (NOTE 1A)     NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
UNITED KINGDOM    OIL & RELATED            65,900      British Petroleum Co.
(CONCLUDED)                                              PLC....................  $    997,073   $    865,926       0.2%
                                          103,800      Shell Transport & Trading
                                                         Co. PLC................       817,651        750,163       0.2
                                                                                  ------------   ------------     -----
                                                                                     1,814,724      1,616,089       0.4
                  -----------------------------------------------------------------------------------------------------
                  PHARMACEUTICALS          37,100      Glaxo Wellcome PLC.......       852,902        877,489       0.2
                                           80,400      SmithKline Beecham PLC...       813,023        822,715       0.2
                                            9,100      Zeneca Group PLC.........       318,038        319,412       0.1
                                                                                  ------------   ------------     -----
                                                                                     1,983,963      2,019,616       0.5
                  -----------------------------------------------------------------------------------------------------
                  PUBLISHING               56,500      Pearson PLC..............       729,777        734,058       0.2
                  -----------------------------------------------------------------------------------------------------
                  REAL ESTATE              73,000      MEPC PLC.................       659,086        609,105       0.2
                  INVESTMENT TRUSTS       103,000      Slough Estates PLC.......       637,475        580,279       0.1
                                                                                  ------------   ------------     -----
                                                                                     1,296,561      1,189,384       0.3
                  -----------------------------------------------------------------------------------------------------
                  RETAIL                   84,677      W.H. Smith Group PLC.....       517,452        541,029       0.1
                  -----------------------------------------------------------------------------------------------------
                  TELECOMMUNICATIONS       40,500      British
                                                         Telecommunications
                                                         PLC....................       288,801        318,304       0.0
                                          134,532      Cable & Wireless PLC.....       986,152      1,182,183       0.3
                                                                                  ------------   ------------     -----
                                                                                     1,274,953      1,500,487       0.3
                  -----------------------------------------------------------------------------------------------------
                  TOBACCO                 216,050      B.A.T. Industries PLC....     1,839,290      1,965,936       0.5
                                          133,200      Gallaher Group PLC.......       651,129        707,757       0.2
                                          104,900      Imperial Tobacco Group
                                                         PLC....................       653,694        659,902       0.1
                                                                                  ------------   ------------     -----
                                                                                     3,144,113      3,333,595       0.8
                  -----------------------------------------------------------------------------------------------------
                  TRANSPORTATION           82,500      BAA PLC..................       797,222        674,821       0.2
                  -----------------------------------------------------------------------------------------------------
                  UTILITIES--ELECTRIC      108,631     Energy Group PLC.........     1,142,393      1,199,026       0.3
                                          153,400      National Grid Group
                                                         PLC....................       743,353        728,163       0.1
                                                                                  ------------   ------------     -----
                                                                                     1,885,746      1,927,189       0.4
                  -----------------------------------------------------------------------------------------------------
                  UTILITIES--WATER         39,708      Anglian Water PLC........       425,318        541,329       0.1
                                           46,000      Severn Trent PLC.........       680,459        738,928       0.2
                                          142,733      United Utilities PLC.....     1,459,498      1,828,624       0.4
                                                                                  ------------   ------------     -----
                                                                                     2,565,275      3,108,881       0.7
                  -----------------------------------------------------------------------------------------------------
                                                       TOTAL INVESTMENTS IN
                                                         THE UNITED KINGDOM         47,047,837     49,235,258      11.6
--------------------------------------------------------------------------------------------------------------------------
                                                       TOTAL INVESTMENTS IN
                                                         WESTERN EUROPE            148,772,146    156,871,542      36.9
--------------------------------------------------------------------------------------------------------------------------
                                             FACE
                                           AMOUNT        SHORT-TERM SECURITIES
--------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER*                     $10,000,000      Atlantic Asset
                                                         Securitization Corp.,
                                                         5.95% due 1/14/1998....     9,976,861      9,976,861       2.3
                                        5,000,000      Countrywide Home Loans,
                                                         Inc., 6.05% due
                                                         1/29/1998..............     4,975,632      4,975,632       1.2
                                        9,810,000      General Motors Acceptance
                                                         Corp., 6.75% due
                                                         1/02/1998..............     9,806,321      9,806,321       2.3
                                                       Lexington Parker Capital
                                                         Co. LLC:
                                       15,000,000      5.92% due 1/16/1998......    14,960,533     14,960,533       3.5
                                        5,000,000      5.80% due 1/20/1998......     4,983,889      4,983,889       1.2
                                        6,000,000      Republic Industries,
                                                         Inc.,
                                                         6% due 1/07/1998.......     5,993,000      5,993,000       1.4
                                                                                  ------------   ------------     -----
                                                                                    50,696,236     50,696,236      11.9
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--INTERNATIONAL EQUITY FOCUS FUND SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997 (CONTINUED) (IN US DOLLARS)
--------------------------------------------------------------------------------

                                             FACE                                                   VALUE       PERCENT OF
                                           AMOUNT        SHORT-TERM SECURITIES        COST        (NOTE 1A)     NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
US GOVERNMENT &
  AGENCY OBLIGATIONS*                 $18,000,000      Federal Home Loan
                                                         Mortgage Corp., 5.72%
                                                         due 1/09/1998..........  $ 17,974,260   $ 17,974,260       4.2%
                                                       United States Treasury
                                                         Bills(f):
                                        1,500,000      5% due 4/02/1998.........     1,480,450      1,480,455       0.4
                                        2,000,000      5.10% due 4/02/1998......     1,973,933      1,973,940       0.5
                                                                                  ------------   ------------     -----
                                                                                    21,428,643     21,428,655       5.1
--------------------------------------------------------------------------------------------------------------------------
                                                       TOTAL INVESTMENTS IN
                                                         SHORT-TERM SECURITIES      72,124,879     72,124,891      17.0
--------------------------------------------------------------------------------------------------------------------------
                                       NOMINAL
                                        VALUE
    OPTIONS                           COVERED BY                                    PREMIUMS
   PURCHASED                           OPTIONS                   ISSUE                PAID
--------------------------------------------------------------------------------------------------------------------------
                  CALL OPTIONS          1,868,261      Thailand Index, expiring
                  PURCHASED                              April 1998 at US$1.9838
                                                         (European Options).....       280,239            187       0.0
                  -----------------------------------------------------------------------------------------------------
                  CURRENCY PUT          6,500,000      Deutschemark, expiring
                  OPTIONS PURCHASED                      February 1998 at
                                                         DM1.95.................        43,875          4,550       0.0
                                        4,000,000      Japanese Yen, expiring
                                                         February 1998 at
                                                         Y120...................        59,800        299,200       0.0
                                                                                  ------------   ------------     -----
                                                                                       103,675        303,750       0.0
                  -----------------------------------------------------------------------------------------------------
                  PUT OPTIONS           6,145,700      Nikkei 225 Index,
                  PURCHASED                              expiring January 1998
                                                         at Y15,000.............       152,275         86,242       0.0
                  -----------------------------------------------------------------------------------------------------
                                                       TOTAL OPTIONS PURCHASED         536,189        390,179       0.0
--------------------------------------------------------------------------------------------------------------------------
                                                       TOTAL INVESTMENTS           465,852,476    422,053,207      99.2
--------------------------------------------------------------------------------------------------------------------------
    OPTIONS                                                                         PREMIUMS
    WRITTEN                                                                         RECEIVED
--------------------------------------------------------------------------------------------------------------------------
                  PUT OPTIONS           1,868,261      Thailand Index, expiring
                  WRITTEN                                April 1998 at US$1.9838
                                                         (European Options).....      (280,239)    (2,696,835)     (0.6)
                  -----------------------------------------------------------------------------------------------------
                                                       TOTAL OPTIONS WRITTEN          (280,239)    (2,696,835)     (0.6)
--------------------------------------------------------------------------------------------------------------------------
                  TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN.....................  $465,572,237    419,356,372      98.6
                                                                                  ============
                  VARIATION MARGIN ON FINANCIAL FUTURES CONTRACTS**.............                      (98,645)     (0.0)
                  UNREALIZED APPRECIATION ON FORWARD FOREIGN EXCHANGE
                    CONTRACTS***................................................                      173,441       0.0
                  OTHER ASSETS LESS LIABILITIES.................................                    5,791,691       1.4
                                                                                                 ------------     -----
                  NET ASSETS....................................................                 $425,222,859     100.0%
                                                                                                 ============     =====
--------------------------------------------------------------------------------------------------------------------------

(a) American Depositary Receipts (ADR).
(b) Global Depositary Receipts (GDR).
(c) Warrants entitle the Fund to purchase a predetermined number of shares of common stock. The purchase price and the number of shares are subject to adjustment under certain conditions until the expiration date.
(d) Non-income producing security.
(e) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(f) Securities held as collateral in connection with open financial futures contracts.
* Commercial Paper and certain US Government & Agency Obligations are traded on a discount basis; the interest rates shown are the rates paid at the time of purchase by the Fund.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--INTERNATIONAL EQUITY FOCUS FUND SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997 (CONCLUDED) (IN US DOLLARS)
--------------------------------------------------------------------------------

** Financial futures contracts purchased as of December 31,
1997 were as follows:
------------------------------------------------------------

NUMBER OF                                                                              EXPIRATION          VALUE
CONTRACTS                                 ISSUE                        EXCHANGE           DATE        (Notes 1a & 1b)
---------------------------------------------------------------------------------------------------------------------
    47               All Ordinaries..................................    SFE           March 1998       $ 2,016,342
    96               FTSE 100........................................   LIFFE          March 1998        20,431,386
---------------------------------------------------------------------------------------------------------------------
TOTAL FINANCIAL FUTURES CONTRACTS PURCHASED (TOTAL CONTRACT PRICE--$22,676,388)                         $22,447,728
                                                                                                        ===========
---------------------------------------------------------------------------------------------------------------------
Financial futures contracts sold as of December 31, 1997 were as follows:
---------------------------------------------------------------------------------------------------------------------
NUMBER OF                                                                              EXPIRATION          VALUE
CONTRACTS                                 ISSUE                        EXCHANGE           DATE        (NOTES 1a & 1b)
---------------------------------------------------------------------------------------------------------------------
    96               CAC 40 Index....................................   MATIF         January 1998      $ 9,598,405
    63               DAX Index.......................................    DTB           March 1998        14,984,740
---------------------------------------------------------------------------------------------------------------------
TOTAL FINANCIAL FUTURES CONTRACTS SOLD (TOTAL CONTRACT PRICE -- $23,958,247)                            $24,583,145
                                                                                                        ===========
---------------------------------------------------------------------------------------------------------------------
*** Forward foreign exchange contracts as of December 31,
1997 were as follows:
------------------------------------------------------------

                                                                                    UNREALIZED
                                                                                   APPRECIATION
                                                                    EXPIRATION    (DEPRECIATION)
FOREIGN CURRENCY PURCHASED                                             DATE         (Note 1b)
------------------------------------------------------------------------------------------------
Y    831,262,500.................................................  January 1998    $  (194,409)
Y    240,000,000.................................................  February 1998       (50,906)
------------------------------------------------------------------------------------------------
TOTAL (US$ COMMITMENT--$8,499,924)                                                    (245,315)
                                                                                   -----------
------------------------------------------------------------------------------------------------
FOREIGN CURRENCY SOLD
------------------------------------------------------------------------------------------------
NZ$  5,922,166...................................................  January 1998         69,366
Y    831,262,500.................................................  January 1998        349,390
------------------------------------------------------------------------------------------------
TOTAL (US$ COMMITMENT--$10,250,000)                                                    418,756
                                                                                   -----------
------------------------------------------------------------------------------------------------
TOTAL UNREALIZED APPRECIATION ON FORWARD FOREIGN EXCHANGE CONTRACTS--NET           $   173,441
                                                                                   ===========
------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--INTERNATIONAL EQUITY FOCUS FUND STATEMENT OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 1997
--------------------------------------------------------------------------------

ASSETS:
Investments, at value (identified cost--$465,316,287) (Note
  1a).......................................................                    $421,663,028
Options purchased, at value (cost--$536,189) (Notes 1a &
  1b).......................................................                         390,179
Unrealized appreciation on forward foreign exchange
  contracts (Note 1b).......................................                         173,441
Foreign cash (Note 1c)......................................                      14,584,796
Receivables:
  Securities sold...........................................  $ 2,839,783
  Dividends.................................................      614,760
  Forward foreign exchange contracts (Note 1b)..............      268,597
  Capital shares sold.......................................      111,332          3,834,472
                                                              -----------
Deferred organizational expenses (Note 1f)..................                             688
Prepaid expenses and other assets...........................                          24,393
                                                                                ------------
Total assets................................................                     440,670,997
                                                                                ------------
--------------------------------------------------------------------------------------------
LIABILITIES:
Options written, at value (premiums received--$280,239)
  (Notes 1a & 1b)...........................................                       2,696,835
Payables:
  Securities purchased......................................   11,853,371
  Investment adviser (Note 2)...............................      289,413
  Forward foreign exchange contracts (Note 1b)..............      157,465
  Variation margin (Note 1b)................................       98,645
  Capital shares redeemed...................................       69,258         12,468,152
                                                              -----------
Accrued expenses and other liabilities......................                         283,151
                                                                                ------------
Total liabilities...........................................                      15,448,138
                                                                                ------------
--------------------------------------------------------------------------------------------
NET ASSETS..................................................                    $425,222,859
                                                                                ============
--------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Class A Shares of Common Stock, $0.10 par value, 100,000,000
  shares authorized+........................................                    $  3,937,421
Paid-in capital in excess of par............................                     438,832,034
Undistributed investment income--net........................                       2,948,694
Undistributed realized capital gains on investments and
  foreign currency transactions--net........................                      26,490,907
Unrealized depreciation on investments and foreign currency
  transactions--net.........................................                     (46,986,197)
                                                                                ------------
NET ASSET...................................................                    $425,222,859
                                                                                ============
--------------------------------------------------------------------------------------------
NET ASSET VALUE:
Class A--Based on net assets of $425,222,859 and 39,374,210
  shares outstanding........................................                    $      10.80
                                                                                ============
--------------------------------------------------------------------------------------------

+ The Fund is authorized to issue 100,000,000 Class B Shares.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--INTERNATIONAL EQUITY FOCUS FUND STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTES 1d & 1e):
Dividends (net of $563,814 foreign withholding tax).........                    $  6,120,166
Interest and discount earned (net of $395 foreign
  withholding tax)..........................................                       4,505,131
                                                                                ------------
Total income................................................                      10,625,297
                                                                                ------------
--------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees (Note 2)...........................  $ 3,089,994
Custodian fees..............................................      373,573
Accounting services (Note 2)................................       92,596
Professional fees...........................................       39,287
Pricing services............................................       36,178
Registration fees...........................................       34,644
Directors' fees and expenses................................        7,416
Transfer agent fees (Note 2)................................        5,007
Amortization of organization expenses (Note 1f).............        1,402
Other.......................................................       11,043
                                                              -----------
Total expenses..............................................                       3,691,140
                                                                                ------------
Investment income--net......................................                       6,934,157
                                                                                ------------
--------------------------------------------------------------------------------------------
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS & FOREIGN
  CURRENCY TRANSACTIONS--NET (NOTES 1b, 1c, 1e & 3):
Realized gain (loss) from:
  Investments--net..........................................   28,888,900
  Foreign currency transactions--net........................   (1,671,995)        27,216,905
                                                              -----------
Change in unrealized appreciation/depreciation on:
  Investments--net..........................................  (58,837,976)
  Foreign currency transactions--net........................       50,906        (58,787,070)
                                                              -----------       ------------
Net realized and unrealized loss on investments and foreign
  currency transactions.....................................                     (31,570,165)
                                                                                ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........                    $(24,636,008)
                                                                                ============
--------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--INTERNATIONAL EQUITY FOCUS FUND STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      FOR THE YEAR ENDED
                                                                         DECEMBER 31,
                                                                -------------------------------
INCREASE (DECREASE) IN NET ASSETS:                                   1997               1996
-----------------------------------------------------------------------------------------------
OPERATIONS:
Investment income--net......................................    $  6,934,157       $  6,166,768
Realized gain on investments and foreign currency
  transactions--net.........................................      27,216,905          9,939,138
Change in unrealized appreciation/depreciation on
  investments and foreign currency transactions--net........     (58,787,070)         2,510,537
                                                                ------------       ------------
Net increase (decrease) in net assets resulting from
  operations................................................     (24,636,008)        18,616,443
                                                                ------------       ------------
-----------------------------------------------------------------------------------------------
DIVIDENDS & DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1G):
Investment income--net:
  Class A...................................................      (6,787,677)        (3,669,329)
Realized gain on investments--net:
  Class A...................................................      (2,626,115)                --
                                                                ------------       ------------
Net decrease in net assets resulting from dividends and
  distributions to shareholders.............................      (9,413,792)        (3,669,329)
                                                                ------------       ------------
-----------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4):
Net increase in net assets derived from capital share
  transactions..............................................     110,192,830         68,530,474
                                                                ------------       ------------
-----------------------------------------------------------------------------------------------
NET ASSETS:
Total increase in net assets................................      76,143,030         83,477,588
Beginning of year...........................................     349,079,829        265,602,241
                                                                ------------       ------------
End of year*................................................    $425,222,859       $349,079,829
                                                                ============       ============
-----------------------------------------------------------------------------------------------
* Undistributed investment income--net (Note 1h)............    $  2,948,694       $  4,510,300
                                                                ============       ============
-----------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--INTERNATIONAL EQUITY FOCUS FUND FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                  CLASS A
                                                      ---------------------------------------------------------------
THE FOLLOWING PER SHARE DATA AND RATIOS HAVE BEEN                                                     FOR THE PERIOD
DERIVED FROM INFORMATION PROVIDED IN THE FINANCIAL          FOR THE YEAR ENDED DECEMBER 31,          JULY 1, 1993+ TO
STATEMENTS.                                           --------------------------------------------     DECEMBER 31,
INCREASE (DECREASE) IN NET ASSET VALUE:                1997++      1996++       1995        1994           1993
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...............   $  11.63    $  11.06    $  10.90    $  11.03       $ 10.00
                                                      --------    --------    --------    --------       -------
Investment income--net.............................        .20         .23         .20         .19           .01
Realized and unrealized gain (loss) on investments
  and foreign currency transactions--net...........       (.71)        .49         .37        (.13)         1.02
                                                      --------    --------    --------    --------       -------
Total from investment operations...................       (.51)        .72         .57         .06          1.03
                                                      --------    --------    --------    --------       -------
Less dividends and distributions:
  Investment income--net...........................       (.23)       (.15)       (.01)       (.18)           --
  Realized gain on investments--net................       (.09)         --        (.17)       (.01)           --
  In excess of realized gain on investments--net...         --          --        (.23)         --            --
                                                      --------    --------    --------    --------       -------
Total dividends and distributions..................       (.32)       (.15)       (.41)       (.19)           --
                                                      --------    --------    --------    --------       -------
Net asset value, end of period.....................   $  10.80    $  11.63    $  11.06    $  10.90       $ 11.03
                                                      ========    ========    ========    ========       =======
---------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN:**
Based on net asset value per share.................     (4.55%)      6.62%       5.48%        .55%        10.30%#
                                                      ========    ========    ========    ========       =======
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses...........................................       .90%        .89%        .89%        .97%         1.14%*
                                                      ========    ========    ========    ========       =======
Investment income--net.............................      1.69%       1.96%       1.95%       1.09%          .30%*
                                                      ========    ========    ========    ========       =======
---------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)...........   $425,223    $349,080    $265,602    $247,884       $76,906
                                                      ========    ========    ========    ========       =======
Portfolio turnover.................................    127.96%      49.87%     100.02%      58.84%        17.39%
                                                      ========    ========    ========    ========       =======
Average commission rate paid***....................   $  .0011    $  .0004          --          --            --
                                                      ========    ========    ========    ========       =======
---------------------------------------------------------------------------------------------------------------------

* Annualized.

** Total investment returns exclude insurance-related fees and expenses.

*** For the fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for purchases and sales of equity securities. The "Average Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into US dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the rate shown.

+ Commencement of operations.

++ Based on average shares outstanding.

# Aggregate total investment return.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--INTERNATIONAL EQUITY FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES:

Merrill Lynch Variable Series Funds, Inc. (the "Company") is an open-end management investment company that is comprised of 16 separate funds. Each fund offers two classes of shares to the Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York (indirect wholly-owned subsidiaries of Merrill Lynch & Co., Inc. ("ML & Co.")) and other insurance companies that are not affiliated with ML & Co., for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. Effective September 17, 1997, each fund's existing class of shares was designated as Class A Shares and each fund began offering Class B Shares. Both classes of shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class and Class B Shares bear certain expenses related to the distribution of such shares. International Equity Focus Fund (the "Fund") is classified as "diversified", as defined in the Investment Company Act of 1940. The following is a summary of significant accounting policies followed by the Fund.

  (a) Valuation of investments--Portfolio securities which are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued, or lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. Portfolio securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last asked price. Options purchased are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last bid price. Futures contracts are valued at the settlement price at the close of the applicable exchange. Short-term securities are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Company.

  (b) Derivative financial instruments--The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

- Forward foreign exchange contracts--The Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Fund's records. However, the effect on operations is recorded from the date the Fund enters into such contracts. Premium or discount is amortized over the life of the contracts.

- Options--The Fund may write and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid or received is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

  Written and purchased options are non-income producing investments.

- Financial futures contracts--The Fund may purchase or sell futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the

--------------------------------------------------------------------------------

contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

- Foreign currency options and futures--The Fund may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

  (c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets and liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

  (d) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

  (e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

  (f) Deferred organization expenses--Deferred organization expenses are charged to expense on a straight-line basis over a five-year period.

  (g) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

  (h) Reclassification--Generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, current year's permanent book/tax differences of $1,708,086 have been reclassified between undistributed net realized capital gains and undistributed net investment income and differences of $23 have been reclassified between undistributed net realized capital gains and paid-in capital in excess of par. These reclassifications have no effect on net assets or net asset value per share.

2. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES:

The Company has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of ML & Co., which is the limited partner.

  MLAM is responsible for the management of the Company's funds and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the funds. For such services, the Fund pays a monthly fee at the annual rate of 0.75% of the average daily value of the Fund's net assets.

  MLAM and Merrill Lynch Life Agency, Inc. ("MLLA") have entered into an agreement which limits the operating expenses paid by the Fund, exclusive of any distribution fees imposed on Class B Shares, to 1.25% of its average daily net assets. Any such expenses in excess of 1.25% of average daily net assets will be reimbursed to the Fund by MLAM which, in turn, will be reimbursed by MLLA.

  For the year ended December 31, 1997, Merrill Lynch, Pierce, Fenner & Smith Inc., a subsidiary of ML & Co., earned $27,975 in commissions on the execution of portfolio security transactions

  Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Company's transfer agent.

  Accounting services are provided to the Fund by MLAM at cost.

  Certain officers and/or directors of the Company are officers and/or directors of MLAM, PSI, MLFDS, Merrill Lynch Funds Distributor, Inc., a wholly-owned subsidiary of Merrill Lynch Group, Inc., which is the Fund's distributor, and/or ML & Co.

--------------------------------------------------------------------------------

3. INVESTMENTS:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 1997 were $530,260,210 and $417,781,167, respectively.

Net realized and unrealized gains (losses) as of December 31, 1997 were as follows:

---------------------------------------------------------------
                                     Realized       Unrealized
                                       Gains          Gains
                                     (Losses)        (Losses)
---------------------------------------------------------------
Investments:
 Long-term........................  $24,003,430    $(43,653,271)
 Short-term.......................       (5,607)             12
 Financial futures contracts......    7,766,045        (853,558)
 Options written..................   (1,024,597)     (2,416,596)
 Options purchased................   (1,850,371)       (346,085)
                                    -----------    ------------
Total investments.................   28,888,900     (47,269,498)
                                    -----------    ------------
Currency transactions:
 Options purchased................    1,181,132         200,075
 Foreign currency transactions....   (1,358,697)        (90,215)
 Forward foreign exchange
   contracts......................   (1,494,430)        173,441
                                    -----------    ------------
Total currency transactions.......   (1,671,995)        283,301
                                    -----------    ------------
Total.............................  $27,216,905    $(46,986,197)
                                    ===========    ============
---------------------------------------------------------------

  Transactions in options written for the year ended December 31, 1997, were as follows:

---------------------------------------------------------------------
                                         Nominal Value
                                           Covered by       Premiums
Call Options Written                    Written Options     Received
---------------------------------------------------------------------
Outstanding call options written,
 beginning of year...................             35        $ 117,250
Options written......................          9,989          152,163
Options expired......................        (10,024)        (269,413)
                                            --------        ---------
Outstanding call options written, end
 of year.............................             --        $      --
                                            ========        =========
---------------------------------------------------------------------

---------------------------------------------------------------------
                                         Nominal Value
                                           Covered by       Premiums
Put Options Written                     Written Options     Received
---------------------------------------------------------------------
Outstanding put options written,
 beginning of year...................              --              --
Options written......................      63,510,279       $ 896,659
Options closed.......................     (61,642,018)       (616,420)
                                          -----------       ---------
Outstanding put options written, end
 of year.............................       1,868,261       $ 280,239
                                          ===========       =========
---------------------------------------------------------------------

  At December 31, 1997, net unrealized depreciation for Federal income tax purposes aggregated $47,679,645, of which $21,501,184 related to appreciated securities and $69,180,829 related to depreciated securities. At December 31, 1997, the aggregate cost of investments, net of options written, for Federal income tax purposes was $466,732,267.

4. CAPITAL SHARE TRANSACTIONS:

Net increase in net assets derived from capital share transactions were $110,192,830 and $68,530,474 for the years ended December 31, 1997 and December 31, 1996, respectively.

  Transactions in capital shares were as follows:

-----------------------------------------------------------------
Class A Shares for the Year Ended                       Dollar
December 31, 1997                        Shares         Amount
-----------------------------------------------------------------
Shares sold..........................  11,676,001    $137,644,281
Shares issued to shareholders in
 reinvestment of dividends and
 distributions.......................     835,399       9,413,792
                                       ----------    ------------
Total issued.........................  12,511,400     147,058,073
Shares redeemed......................  (3,164,784)    (36,865,243)
                                       ----------    ------------
Net increase.........................   9,346,616    $110,192,830
                                       ==========    ============
-----------------------------------------------------------------

-----------------------------------------------------------------
Class A Shares for the Year Ended                       Dollar
December 31, 1996                        Shares         Amount
-----------------------------------------------------------------
Shares sold...........................  6,562,205    $ 75,036,616
Shares issued to shareholders in
 reinvestment of dividends............    334,488       3,669,329
                                        ---------    ------------
Total issued..........................  6,896,693      78,705,945
Shares redeemed.......................   (886,963)    (10,175,471)
                                        ---------    ------------
Net increase..........................  6,009,730    $ 68,530,474
                                        =========    ============
-----------------------------------------------------------------

5. COMMITMENTS:

At December 31, 1997, the Fund had entered into foreign exchange contracts, in addition to the contracts listed on the Schedule of Investments, under which it agreed to purchase and sell various foreign currencies with values of approximately $11,810,000 and $538,000, respectively.

6. SUBSEQUENT EVENT:

On January 2, 1998, the Company's Board of Directors declared an ordinary income dividend in the amount of $.405237 per Class A Share and a capital gains distribution in the amount of $.470907 per Class A Share payable on January 9, 1998 to shareholders of record as of December 31, 1997.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--NATURAL RESOURCES FOCUS FUND
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997
--------------------------------------------------------------------------------

                               SHARES                                                              VALUE      PERCENT OF
          INDUSTRY              HELD             COMMON STOCKS & WARRANTS            COST        (NOTE 1A)    NET ASSETS
------------------------------------------------------------------------------------------------------------------------
ALUMINUM                          8,800      +Alumax, Inc. ...................    $   301,980   $   299,200       1.1%
                                  3,000      Aluminum Co. of America..........        157,209       211,125       0.8
                                  5,400      Pechiney, S.A. (A Shares)........        214,896       213,165       0.8
                                                                                  -----------   -----------     -----
                                                                                      674,085       723,490       2.7
------------------------------------------------------------------------------------------------------------------------
CHEMICALS                         2,700      Air Products & Chemicals, Inc....        154,427       222,075       0.8
                                  4,800      BASF AG..........................        115,117       170,113       0.6
                                  1,500      Dow Chemical Co. ................        106,941       152,250       0.6
                                  6,700      duPont (E.I.) de Nemours & Co. ..        158,309       402,419       1.5
                                                                                  -----------   -----------     -----
                                                                                      534,794       946,857       3.5
------------------------------------------------------------------------------------------------------------------------
DIAMONDS                         11,100      +Aber Resources, Ltd. ...........        186,043       117,120       0.5
                                 25,000      +SouthernEra Resources Ltd. .....        155,268       249,808       0.9
                                                                                  -----------   -----------     -----
                                                                                      341,311       366,928       1.4
------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED RESOURCES            20,000      Asahi Glass Co., Ltd. ...........        240,000        95,202       0.3
COMPANIES                         4,800      Ashland Inc. ....................        203,468       257,700       1.0
                                  5,100      Coastal Corp. ...................        137,569       315,881       1.2
                                 16,800      Norcen Energy Resources Ltd. ....        108,534       192,523       0.7
                                 68,000      North Ltd. ......................        255,416       178,931       0.7
                                 52,300      RGC Ltd. ........................        206,473        79,671       0.3
                                                                                  -----------   -----------     -----
                                                                                    1,151,460     1,119,908       4.2
------------------------------------------------------------------------------------------------------------------------
GOLD                            183,000      +Acacia Resources Ltd. ..........        324,247       166,786       0.6
                                 26,700      +Amax Gold, Inc. ................        152,967        61,744       0.2
                                 17,500      Ashanti Goldfields Co. Ltd.
                                               (GDR)**........................        434,367       143,500       0.5
                                 23,500      Cambior Inc. ....................        315,479       138,757       0.5
                                 23,000      +Casmyn Corp. ...................        211,713        40,250       0.1
                                201,300      Delta Gold N.L. .................        369,458       211,771       0.8
                                 30,600      Driefontein Consolidated Ltd. ...        477,914       207,607       0.8
                                  6,300      Freeport-McMoRan Copper & Gold,
                                               Inc. (Class B).................        217,128        99,225       0.4
                                 16,700      +Getchell Gold Corp. ............        671,591       400,800       1.5
                                170,000      Great Central Mines N.L. ........        491,004       182,606       0.7
                                 67,600      +Miramar Mining Corp. ...........        345,062       134,624       0.5
                                 13,864      Newmont Mining Corp. ............        512,680       407,255       1.5
                                169,000      Normandy Mining Ltd..............        190,999       163,928       0.6
                                 39,000      Placer Dome Inc. ................        819,544       494,813       1.8
                                 24,800      Prime Resource Group, Inc. ......        242,631       164,629       0.6
                                199,000      Resolute Ltd. ...................        412,978       145,095       0.5
                                 22,200      +Sutton Resources Ltd. ..........        199,967       149,696       0.6
                                 30,000      +TVX Gold, Inc. .................        241,535       101,250       0.4
                                 88,966      +William Resources Ltd. .........        154,215        21,758       0.1
                                                                                  -----------   -----------     -----
                                                                                    6,785,479     3,436,094      12.7
------------------------------------------------------------------------------------------------------------------------
INTEGRATED OIL                    6,900      Amerada Hess Corp. ..............        374,019       378,638       1.4
COMPANIES                         3,000      Amoco Corp. .....................        162,710       255,375       0.9
                                 10,400      British Petroleum, Co. PLC
                                               (ADR)*.........................        396,812       828,750       3.1
                                 11,600      Ente Nazionale Idrocarburi S.p.A
                                               (ENI) (ADR)*...................        542,300       661,925       2.5
                                  1,700      OMV AG...........................        181,957       235,569       0.9
                                 25,000      Petro-Canada.....................        272,871       459,375       1.7
                                  8,200      Societe Nationale Elf Aquitaine
                                               (ADR)*.........................        302,991       480,725       1.8
                                  6,800      Total, S.A. (Class B)............        417,613       739,990       2.7
                                  8,000      Yacimientos Petroliferos
                                               Fiscales, S.A. (YPF) (ADR)*....        137,480       273,500       1.0
                                                                                  -----------   -----------     -----
                                                                                    2,788,753     4,313,847      16.0
------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--NATURAL RESOURCES FOCUS FUND
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997 (CONTINUED)
--------------------------------------------------------------------------------

                               SHARES                                                              VALUE      PERCENT OF
          INDUSTRY              HELD             COMMON STOCKS & WARRANTS            COST        (NOTE 1A)    NET ASSETS
------------------------------------------------------------------------------------------------------------------------
METALS & MINING                   5,700      ASARCO Inc. .....................    $   162,433   $   127,894       0.5%
                                281,000      +Centaur Mining & Exploration
                                               Ltd. ..........................        424,224        98,783       0.4
                                 14,600      Falconbridge Ltd. ...............        324,029       185,675       0.7
                                  4,300      Inco Ltd. .......................        140,517        73,100       0.3
                                 60,800      Industrias Penoles, S.A. de
                                               C.V. ..........................        267,270       275,403       1.0
                                465,000      M.I.M. Holdings Ltd. ............        867,286       284,552       1.0
                                 34,376      Minsur S.A. (T Shares)...........        111,555        73,447       0.3
                                 35,000      Mitsubishi Materials Corp. ......        173,212        56,430       0.2
                                 14,000      Noranda Inc. ....................        249,761       240,654       0.9
                                 14,800      Outokumpu OYJ....................        263,036       175,236       0.6
                                  9,400      P.T. Tambang Timah (GDR)** (a)...        115,742       101,050       0.4
                                 49,400      Pasminco Ltd. ...................         78,451        56,601       0.2
                                  2,900      Phelps Dodge Corp. ..............        169,146       180,525       0.7
                                108,000      QNI Ltd. ........................        216,381        71,714       0.3
                                  6,000      Rio Algom Ltd. ..................        116,616       101,251       0.4
                                 35,400      Rio Tinto PLC....................        464,920       435,502       1.6
                                315,000      Savage Resources Ltd. ...........        241,918       147,647       0.5
                                 41,000      Savage Resources Ltd. (Warrants)
                                               (b)............................          5,506           934       0.0
                                 23,000      Sumitomo Metal Mining Co. Ltd. ..        191,265        75,931       0.3
                                 11,500      Trellborg 'B' Fria...............        148,886       144,845       0.5
                                126,900      WMC Ltd. ........................        734,286       441,974       1.6
                                                                                  -----------   -----------     -----
                                                                                    5,466,440     3,349,148      12.4
------------------------------------------------------------------------------------------------------------------------
OIL & GAS PRODUCERS              15,200      Apache Corp. ....................        406,775       532,950       2.0
                                 12,000      +Baytex Energy Ltd. (Class A) ...        169,535       125,777       0.5
                                 14,000      +Benton Oil & Gas Co. ...........        213,500       181,125       0.7
                                  3,812      Burlington Resources Inc. .......         91,553       170,825       0.6
                                 19,200      +Chauvco Resources Ltd. .........          8,705        16,100       0.1
                                 10,400      +Chieftain International,
                                               Inc. ..........................        233,254       221,000       0.8
                                 34,100      +EEX Corp. ......................        331,601       309,031       1.1
                                 32,700      Enterprise Oil PLC...............        212,325       311,517       1.2
                                 74,300      +Gulf Canada Resources, Ltd. ....        556,159       520,100       1.9
                                  6,000      +Houston Exploration Co..........        137,365       110,250       0.4
                                 10,700      Mitchell Energy & Development
                                               Corp. (Class B)................        186,484       311,637       1.2
                                 22,600      +Northrock Resources Ltd.  ......        182,121       351,373       1.3
                                 13,000      +Oryx Energy Co. ................        216,739       331,500       1.2
                                  8,000      PanCanadian Petroleum Ltd. ......        152,305       128,572       0.5
                                  9,481      Pioneer Natural Resources Co. ...        254,802       274,356       1.0
                                 40,900      Ranger Oil Ltd. .................        277,620       281,187       1.0
                                  7,500      Sonat, Inc. .....................        326,509       343,125       1.3
                                                                                  -----------   -----------     -----
                                                                                    3,957,352     4,520,425      16.8
------------------------------------------------------------------------------------------------------------------------
OIL SERVICES                      8,900      Coflexip Stena Offshore, Inc.
                                               (ADR)*.........................        182,060       493,950       1.8
                                  7,800      McDermott International, Inc.....        294,333       285,675       1.1
                                  7,300      +Petroleum Geo-Services ASA
                                               (ADR)*.........................        214,215       472,675       1.8
                                  3,600      Schlumberger Ltd. ...............        103,056       289,800       1.1
                                  8,300      Smedvig ASA (ADR)*...............        176,375       174,300       0.6
                                  2,500      +Stolt Comex Seaway, S.A. .......        151,250       121,250       0.4
                                 11,900      +TransCoastal Marine Services,
                                               Inc. ..........................        226,500       163,625       0.6
                                  8,600      Transocean Offshore Inc. ........        267,925       414,412       1.5
                                                                                  -----------   -----------     -----
                                                                                    1,615,714     2,415,687       8.9
------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--NATURAL RESOURCES FOCUS FUND
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997 (CONCLUDED)
--------------------------------------------------------------------------------

                               SHARES                                                              VALUE      PERCENT OF
          INDUSTRY              HELD             COMMON STOCKS & WARRANTS            COST        (NOTE 1A)    NET ASSETS
------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS           8,466      Aracruz Celulose S.A. (Class B)
                                               (ADR)*.........................    $   135,818   $   121,699       0.4%
                                 30,100      Avenor Inc. .....................        579,964       429,069       1.6
                                  4,000      Champion International Corp. ....        208,741       181,250       0.7
                                  3,300      Georgia-Pacific Corp. ...........        156,631       200,475       0.7
                                  3,300      +Georgia-Pacific Corp. (Timber
                                               Group).........................         65,263        74,869       0.3
                                  4,500      International Paper Co. .........        151,314       194,062       0.7
                                 24,300      Metsa Serla OY 'B'...............        200,736       189,582       0.7
                                  7,000      Mo Och Domsjo AB 'B' Co. ........        168,523       180,742       0.7
                                 47,000      Slocan Forest Products Ltd. .....        474,849       251,240       0.9
                                 12,000      +Stone Container Corp. ..........        147,680       125,250       0.5
                                  9,000      Weyerhaeuser Co. ................        363,467       441,563       1.6
                                  8,000      Willamette Industries, Inc. .....        167,500       257,500       1.0
                                                                                  -----------   -----------     -----
                                                                                    2,820,486     2,647,301       9.8
------------------------------------------------------------------------------------------------------------------------
PLANTATIONS                     136,000      Golden Hope Plantations BHD......        240,608       157,529       0.6
                                 90,000      Kuala Lumpur Kepong BHD..........        120,553       193,436       0.7
                                                                                  -----------   -----------     -----
                                                                                      361,161       350,965       1.3
------------------------------------------------------------------------------------------------------------------------
REFINING                         10,400      Sun Co. .........................        283,046       437,450       1.6
                                  5,976      Ultramar Diamond Shamrock
                                               Corp. .........................        202,960       190,485       0.7
                                                                                  -----------   -----------     -----
                                                                                      486,006       627,935       2.3
------------------------------------------------------------------------------------------------------------------------
STEEL                           104,000      British Steel PLC................        274,493       222,920       0.8
                                  3,700      Koninklijke Nederlandsche
                                               Hoogovens en Staalfabrienken
                                               N.V. ..........................        134,715       151,642       0.6
                                128,000      Nippon Steel Corp. ..............        434,280       189,666       0.7
                                147,000      Sumitomo Metal Industries,
                                               Ltd. ..........................        443,134       188,476       0.7
                                                                                  -----------   -----------     -----
                                                                                    1,286,622       752,704       2.8
------------------------------------------------------------------------------------------------------------------------
WOOD PRODUCTS                    12,400      Louisiana-Pacific Corp. .........        292,144       235,600       0.8
                                 26,800      Riverside Forest Products
                                               Ltd. ..........................        352,710       210,677       0.8
                                                                                  -----------   -----------     -----
                                                                                      644,854       446,277       1.6
------------------------------------------------------------------------------------------------------------------------
                                             TOTAL COMMON STOCKS &
                                             WARRANTS                              28,914,517    26,017,566      96.4
------------------------------------------------------------------------------------------------------------------------
                                FACE
                               AMOUNT             SHORT-TERM INVESTMENTS
------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER***            $693,000      General Motors Acceptance Corp.,
                                               6.75% due 1/02/1998............        692,740       692,740       2.6
------------------------------------------------------------------------------------------------------------------------
                                             TOTAL SHORT-TERM INVESTMENTS             692,740       692,740       2.6
------------------------------------------------------------------------------------------------------------------------
                                             TOTAL INVESTMENTS................    $29,607,257    26,710,306      99.0
                                                                                  ===========
                                             OTHER ASSETS LESS LIABILITIES....                      269,060       1.0
                                                                                                -----------     -----
                                             NET ASSETS.......................                  $26,979,366     100.0%
                                                                                                ===========     =====
------------------------------------------------------------------------------------------------------------------------

(a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(b) Warrants entitle the Fund to purchase a predetermined number of shares of common stock. The purchase price and the number of shares are subject to adjustment under certain conditions until the expiration date.
* American Depositary Receipts (ADR).
** Global Depositary Receipts (GDR).
*** Commercial Paper is traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund.
+ Non-income producing security.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--NATURAL RESOURCES FOCUS FUND STATEMENT OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 1997
--------------------------------------------------------------------------------

ASSETS:
Investments, at value (identified cost $29,607,257) (Note
  1a).......................................................              $26,710,306
Cash........................................................                    1,060
Receivables:
  Securities sold...........................................  $267,039
  Dividends.................................................    35,274        302,313
                                                              --------
Prepaid expenses and other assets...........................                    2,068
                                                                          -----------
Total assets................................................               27,015,747
                                                                          -----------
--------------------------------------------------------------------------------------
LIABILITIES:
Payables:
  Investment adviser (Note 2)...............................    15,970
  Capital shares redeemed...................................     4,818         20,788
                                                              --------
Accrued expenses and other liabilities......................                   15,593
                                                                          -----------
Total liabilities...........................................                   36,381
                                                                          -----------
--------------------------------------------------------------------------------------
NET ASSETS..................................................              $26,979,366
                                                                          ===========
--------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Class A Shares of Common Stock, $0.10 par value, 100,000,000
  shares authorized+........................................              $   253,055
Paid-in capital in excess of par............................               25,792,644
Undistributed investment income--net........................                  373,737
Undistributed realized capital gains on investments and
  foreign currency transactions--net........................                3,457,266
Unrealized depreciation on investments and foreign currency
  transactions--net.........................................               (2,897,336)
                                                                          -----------
NET ASSETS..................................................              $26,979,366
                                                                          ============
--------------------------------------------------------------------------------------
NET ASSET VALUE:
Class A--Based on net assets of $26,979,366 and 2,530,547
  shares outstanding........................................              $     10.66
                                                                          ============
--------------------------------------------------------------------------------------

+ The Fund is authorized to issue 100,000,000 Class B Shares.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--NATURAL RESOURCES FOCUS FUND STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTES 1d & 1e):
Dividends (net of $43,563 foreign withholding tax)..........                $   621,538
Interest and discount earned................................                     47,177
                                                                            -----------
Total income................................................                    668,715
                                                                            -----------
---------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees (Note 2)...........................  $   241,712
Custodian fees..............................................       25,768
Pricing services............................................       11,182
Accounting services (Note 2)................................        8,602
Professional fees...........................................        8,052
Transfer agent fees (Note 2)................................        5,006
Directors' fees and expenses................................          935
Registration fees...........................................           20
Other.......................................................          960
                                                              -----------
Total expenses..............................................                    302,237
                                                                            -----------
Investment income--net......................................                    366,478
                                                                            -----------
---------------------------------------------------------------------------------------
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS & FOREIGN
  CURRENCY TRANSACTIONS--NET
  (NOTES 1b, 1c, 1e & 3):
Realized gain (loss) from:
  Investments--net..........................................    3,481,351
  Foreign currency transactions--net........................       (8,943)    3,472,408
                                                              -----------
Change in unrealized appreciation/depreciation on:
  Investments--net..........................................   (7,585,679)
  Foreign currency transactions--net........................       (2,450)   (7,588,129)
                                                              -----------   -----------
Net realized and unrealized loss on investments and foreign
  currency transactions.....................................                 (4,115,721)
                                                                            -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........                $(3,749,243)
                                                                            ===========
---------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--NATURAL RESOURCES FOCUS FUND STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  FOR THE YEAR ENDED
                                                                     DECEMBER 31,
                                                              ---------------------------
INCREASE (DECREASE) IN NET ASSETS:                                1997           1996
-----------------------------------------------------------------------------------------
OPERATIONS:
Investment income--net......................................  $    366,478    $   656,331
Realized gain on investments and foreign currency
  transactions--net.........................................     3,472,408      2,957,459
Change in unrealized appreciation/depreciation on
  investments and foreign currency transactions--net........    (7,588,129)     2,057,873
                                                              ------------    -----------
Net increase (decrease) in net assets resulting from
  operations................................................    (3,749,243)     5,671,663
                                                              ------------    -----------
-----------------------------------------------------------------------------------------
DIVIDENDS & DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1f):
Investment income--net:
  Class A...................................................      (223,099)      (722,544)
Realized gain on investments--net:
  Class A...................................................    (2,977,040)      (740,711)
                                                              ------------    -----------
Net decrease in net assets resulting from dividends and
distributions to shareholders...............................    (3,200,139)    (1,463,255)
                                                              ------------    -----------
-----------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4):
Net decrease in net assets derived from capital share
  transactions..............................................   (11,268,247)    (2,113,764)
                                                              ------------    -----------
-----------------------------------------------------------------------------------------
NET ASSETS:
Total increase (decrease) in net assets.....................   (18,217,629)     2,094,644
Beginning of year...........................................    45,196,995     43,102,351
                                                              ------------    -----------
End of year*................................................  $ 26,979,366    $45,196,995
                                                              ============    ===========
-----------------------------------------------------------------------------------------
* Undistributed investment income--net (Note 1g)............  $    373,737    $   221,415
                                                              ============    ===========
-----------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--NATURAL RESOURCES FOCUS FUND FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE FOLLOWING PER SHARE DATA AND RATIOS HAVE BEEN DERIVED                              CLASS A
FROM INFORMATION PROVIDED IN THE FINANCIAL STATEMENTS.           ----------------------------------------------------
                                                                           FOR THE YEAR ENDED DECEMBER 31,
                                                                 ----------------------------------------------------
INCREASE (DECREASE) IN NET ASSET VALUE:                            1997       1996       1995       1994       1993
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year.........................      $  13.12    $ 11.95    $ 10.82    $ 10.82    $  9.84
                                                                 --------    -------    -------    -------    -------
Investment income--net.....................................           .14        .18        .20        .17        .11
Realized and unrealized gain (loss) on investments and
  foreign currency transactions--net.......................         (1.68)      1.40       1.15       (.02)       .92
                                                                 --------    -------    -------    -------    -------
Total from investment operations...........................         (1.54)      1.58       1.35        .15       1.03
                                                                 --------    -------    -------    -------    -------
Less dividends and distributions:
  Investment income--net...................................          (.06)      (.20)      (.19)      (.15)      (.05)
  Realized gain on investments--net........................          (.86)      (.21)      (.03)        --         --
                                                                 --------    -------    -------    -------    -------
Total dividends and distributions..........................          (.92)      (.41)      (.22)      (.15)      (.05)
                                                                 --------    -------    -------    -------    -------
Net asset value, end of year...............................      $  10.66    $ 13.12    $ 11.95    $ 10.82    $ 10.82
                                                                 ========    =======    =======    =======    =======
---------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN:*
Based on net asset value per share.........................       (12.52%)    13.52%     12.65%      1.44%     10.47%
                                                                 ========    =======    =======    =======    =======
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses...................................................          .81%       .78%       .78%       .87%      1.13%
                                                                 ========    =======    =======    =======    =======
Investment income--net.....................................          .99%      1.43%      1.75%      1.91%      1.34%
                                                                 ========    =======    =======    =======    =======
---------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets, end of year (in thousands).....................      $ 26,979    $45,197    $43,102    $39,715    $14,778
                                                                 ========    =======    =======    =======    =======
Portfolio turnover.........................................        20.93%     31.11%     30.15%     10.94%     58.44%
                                                                 ========    =======    =======    =======    =======
Average commission rate paid+..............................      $  .0308    $ .0225         --         --         --
                                                                 ========    =======    =======    =======    =======
---------------------------------------------------------------------------------------------------------------------

   * Total investment returns exclude insurance-related fees and expenses.

   + For fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for purchases and sales of equity securities. The "Average Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into US dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the rate shown.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--NATURAL RESOURCES FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES:

Merrill Lynch Variable Series Funds, Inc. (the "Company") is an open-end management investment company that is comprised of 16 separate funds. Each fund offers two classes of shares to the Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York (indirect wholly-owned subsidiaries of Merrill Lynch & Co., Inc. ("ML & Co.")), and other insurance companies that are not affiliated with ML & Co., for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. Effective September 17, 1997, each fund's existing class of shares was designated as Class A and each fund began offering Class B Shares. Both classes of shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class and Class B Shares bear certain expenses related to the distribution of such shares. Natural Resources Focus Fund (the "Fund") is classified as "non-diversified", as defined in the Investment Company Act of 1940. The following is a summary of significant accounting policies followed by the Fund.

  (a) Valuation of investments--Portfolio securities which are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued, or lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. Portfolio securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last asked price. Options purchased are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last bid price. Futures contracts are valued at the settlement price at the close of the applicable exchange. Short-term investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Company.

  (b) Derivative financial instruments--The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

- Forward foreign exchange contracts--The Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Fund's records. However, the effect on operations is recorded from the date the Fund enters into such contracts. Premium or discount is amortized over the life of the contracts.

- Options--The Fund may write and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

  Written and purchased options are non-income producing investments.

- Financial futures contracts--The Fund may purchase or sell futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the

--------------------------------------------------------------------------------

contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

- Foreign currency options and futures--The Fund may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar-denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

  (c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets and liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

  (d) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

  (e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

  (f) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

  (g) Reclassification--Generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, current year's permanent book/tax differences of $8,943 have been reclassified between undistributed net realized capital gains and undistributed net investment income. These reclassifications have no effect on net assets or net asset value per share.

2. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES:

The Company has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of ML & Co., which is the limited partner.

  MLAM is responsible for the management of the Company's funds and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the funds. For such services, the Fund pays a monthly fee at the annual rate of 0.65% of the average daily value of the Fund's net assets.

  MLAM and Merrill Lynch Life Agency, Inc. ("MLLA") have entered into an agreement which limits the operating expenses paid by the Fund, exclusive of any distribution fees imposed on Class B Shares, to 1.25% of its average daily net assets. Any such expenses in excess of 1.25% of average daily net assets will be reimbursed to the Fund by MLAM which, in turn, will be reimbursed by MLLA.

  For the year ended December 31, 1997, Merrill Lynch, Pierce, Fenner & Smith Inc., a subsidiary of ML & Co., earned $3,939 in commissions on the execution of portfolio security transactions.

  Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Company's transfer agent.

  Accounting services are provided to the Fund by MLAM at cost.

  Certain officers and/or directors of the Company are officers and/or directors of MLAM, PSI, MLFDS, Merrill Lynch Funds Distributor, Inc., a wholly-owned subsidiary of Merrill Lynch Group, Inc., which is the Fund's distributor, and/or ML & Co.

--------------------------------------------------------------------------------

3. INVESTMENTS:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 1997 were $7,535,738 and $21,652,709, respectively.

  Net realized and unrealized gains (losses) as of December 31, 1997 were as follows:

------------------------------------------------------------------
                                     Realized         Unrealized
                                  Gains (Losses)        Losses
------------------------------------------------------------------
Long-term Investments...........    $3,481,351       $(2,896,951)
Foreign currency transactions...        (8,943)             (385)
                                    ----------       -----------
Total...........................    $3,472,408       $(2,897,336)
                                    ==========       ===========
------------------------------------------------------------------

  At December 31, 1997, net unrealized depreciation for Federal income tax purposes aggregated $2,991,491, of which $4,512,365 related to appreciated securities and $7,503,856 related to depreciated securities. At December 31, 1997, the aggregate cost of investments for Federal income tax purposes was $29,701,797.

4. CAPITAL SHARE TRANSACTIONS:

Net decrease in net assets derived from capital share transactions were $11,268,247 and $2,113,764 for the years ended December 31, 1997 and December 31, 1996, respectively.

  Transactions in capital shares were as follows:

-----------------------------------------------------------------
 Class A Shares for the Years Ended                     Dollar
          December 31, 1997              Shares         Amount
-----------------------------------------------------------------
Shares sold..........................      25,316    $    321,714
Shares issued to shareholders in
 reinvestment of dividends and
 distributions.......................     264,256       3,200,139
                                       ----------    ------------
Total issued.........................     289,572       3,521,853
Shares redeemed......................  (1,202,808)    (14,790,100)
                                       ----------    ------------
Net decrease.........................    (913,236)   $(11,268,247)
                                       ==========    ============
-----------------------------------------------------------------

-----------------------------------------------------------------
   Class A Shares for the Year Ended                    Dollar
           December 31, 1996               Shares       Amount
-----------------------------------------------------------------
Shares sold.............................   450,602    $ 5,663,127
Shares issued to shareholders in
 reinvestment of dividends and
 distributions..........................   122,221      1,463,255
                                          --------    -----------
Total issued............................   572,823      7,126,382
Shares redeemed.........................  (737,357)    (9,240,146)
                                          --------    -----------
Net decrease............................  (164,534)   $(2,113,764)
                                          ========    ===========
-----------------------------------------------------------------

5. COMMITMENTS:

At December 31, 1997, the Fund had entered into foreign exchange contracts under which it agreed to sell various foreign currencies with values of approximately $55,000, respectively.

6. SUBSEQUENT EVENT:

On January 2, 1998, the Company's Board of Directors declared an ordinary income dividend in the amount of $.321997 per Class A Share and a long-term capital gains distribution in the amount of $1.309765 per Class A Share payable on January 9, 1998 to shareholders of record as of December 31, 1997.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--PRIME BOND FUND
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997
--------------------------------------------------------------------------------

                            S&P    MOODY'S     FACE                                                             VALUE
        INDUSTRY          RATINGS  RATINGS    AMOUNT             CORPORATE BONDS & NOTES          COST        (NOTE 1A)
-------------------------------------------------------------------------------------------------------------------------
ASSET BACKED              AAA      Aaa      $ 1,944,864      Arcadia Automobile Receivables
SECURITIES++--4.3%                                             Trust, 6.10% due 6/15/2000...  $  1,944,485   $  1,946,400
                          AAA      Aaa        1,500,000      California Infrastructure, San
                                                               Diego, 6.04% due
                                                               3/25/2000....................     1,499,800      1,500,938
                                                             Citibank, Credit Card Master
                                                               Trust I:
                          AAA      Aaa        7,000,000        6.35% due 8/15/2002..........     6,994,400      7,042,656
                          AAA      Aaa        4,000,000        6.057% due 12/10/2008........     3,998,440      3,980,000
                          AAA      Aaa        5,500,000      First Bank, Corporate Card
                                                               Master Trust, 6.40% due
                                                               2/15/2003....................     5,493,248      5,544,660
                          AAA      Aaa        2,633,209      GMAC Grantor Trust, 6.50% due
                                                               4/15/2002....................     2,632,475      2,644,769
                                                                                              ------------   ------------
                                                                                                22,562,848     22,659,423
-------------------------------------------------------------------------------------------------------------------------
BANKS & THRIFTS--11.0%    BBB+     A3         2,500,000      BB&T Corporation, 7.25% due
                                                               6/15/2007....................     2,488,325      2,628,175
                                                             Bank of New York Co., Inc.:
                          A        A2         4,000,000        7.625% due 7/15/2002.........     4,306,000      4,215,160
                          A        A2         2,000,000        7.875% due 11/15/2002........     2,213,400      2,135,680
                                                             BankAmerica Corp.:
                          A        A1         7,000,000        8.375% due 3/15/2002.........     7,361,550      7,522,410
                          A+       Aa3        1,000,000        7.125% due 5/12/2005.........       985,500      1,037,510
                          A        A2         2,000,000      First Interestate Bancorp,
                                                               11.25% due 3/27/2001.........     2,354,060      2,272,620
                          BBB      A2         8,000,000      Fleet Capital Trust II, 7.92%
                                                               due 12/11/2026...............     7,922,070      8,437,280
                          A-       A3         2,000,000      Golden West Financial Corp.,
                                                               9.15% due 5/23/1998..........     2,271,480      2,023,180
                                                             HSBC Americas Inc.:
                          A-       A3         3,000,000        7% due 11/01/2006............     2,974,800      3,052,110
                          BBB+     A2         1,000,000        +7.808% due 12/15/2026.......       988,460      1,020,583
                          BBB+     A2         3,000,000      Mellon Capital II, 7.995% due
                                                               1/15/2027....................     2,860,410      3,220,860
                          A        A2         5,000,000      NationsBank Corp., 6.50% due
                                                               8/15/2003....................     4,755,150      5,048,100
                                                             Norwest Corp.:
                          AA-      Aa3        2,500,000        6.75% due 5/12/2000..........     2,529,975      2,532,800
                          AA-      Aa3        3,000,000        6.125% due 10/15/2000........     2,994,660      2,997,210
                          AA-      Aa3        9,000,000      Norwest Financial, Inc., 6.625%
                                                               due 7/15/2004................     8,960,310      9,109,710
                          BBB+     A1         1,000,000      Wells Fargo Capital I, 7.96%
                                                               due 12/15/2026...............       982,070      1,051,410
                                                                                              ------------   ------------
                                                                                                56,948,220     58,304,798
-------------------------------------------------------------------------------------------------------------------------
CANADIAN                                                     Province of Quebec (Canada)(2):
PROVINCES*--2.6%
                          A+       A2         3,500,000        8.80% due 4/15/2003..........     3,944,780      3,880,660
                          A+       A2         9,500,000        7.125% due 2/09/2024.........     7,990,800      9,784,145
                                                                                              ------------   ------------
                                                                                                11,935,580     13,664,805
-------------------------------------------------------------------------------------------------------------------------
FINANCE--5.9%                                                Associates Corp. of North
                                                               America:
                          AA-      Aa3        5,000,000        8.375% due 1/15/1998.........     5,016,100      5,002,700
                          AA-      Aa3       10,000,000        6.375% due 6/15/2000.........    10,016,600     10,053,200
                          A        A2         1,500,000      Beneficial Corporation, 6.80%
                                                               due 9/16/2003................     1,500,000      1,521,947
                          A        Aa3        6,100,000      CIT Capital Trust I, 7.70% due
                                                               2/15/2027....................     6,072,184      6,257,520
                          A+       Aa3        5,000,000      CIT Group Holdings, Inc.,
                                                               6.625% due 6/15/2005.........     5,016,950      5,038,050
                          A+       A1         3,250,000      Commercial Credit Co., 10% due
                                                               5/01/1999....................     3,626,350      3,406,780
                                                                                              ------------   ------------
                                                                                                31,248,184     31,280,197
-------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--PRIME BOND FUND
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997 (CONTINUED)
--------------------------------------------------------------------------------

                            S&P    MOODY'S     FACE                                                             VALUE
        INDUSTRY          RATINGS  RATINGS    AMOUNT             CORPORATE BONDS & NOTES          COST        (NOTE 1A)
-------------------------------------------------------------------------------------------------------------------------
FINANCE--OTHER--                                             Bear Stearns Companies, Inc.
11.2%                                                        (The):
                          A        A2       $ 3,000,000        6.75% due 8/15/2000..........  $  2,980,950   $  3,035,730
                          A        A2         1,000,000        6.70% due 8/01/2003..........     1,002,800      1,010,460
                          A+       A1         3,500,000      Dean Witter, Discover & Co.,
                                                               6.75% due 8/15/2000..........     3,486,805      3,548,160
                          A-       A3         5,500,000      Donaldson, Lufkin & Jenrette,
                                                               Inc., 6.875% due
                                                               11/01/2005...................     5,477,000      5,592,675
                                                             +Equitable Life Assurance
                                                               Society:
                          A        A2         4,355,000        6.95% due 12/01/2005.........     4,110,249      4,434,170
                          A        A2         1,500,000        7.70% due 12/01/2015.........     1,489,740      1,606,079
                          AA       Aa1        2,000,000      GE Global Insurance, 7% due
                                                               2/15/2026....................     2,054,720      2,076,320
                                                             Lehman Brothers Holdings, Inc.:
                          A        Baa1       4,000,000        6.50% due 10/01/2002.........     3,996,200      3,994,800
                          A        Baa1       2,000,000        Series E, 6.625% due
                                                               12/27/2002...................     1,999,380      2,014,100
                          AA       Aa2        6,500,000      MBIA, Inc., 7.15% due
                                                               7/15/2027....................     6,484,075      6,894,875
                          A+       A1         5,500,000      Morgan Stanley, Dean Witter,
                                                               Discover & Co., 6.875% due
                                                               3/01/2007....................     5,480,255      5,619,625
                                                             PaineWebber Group, Inc.:
                          BBB+     Baa1       3,000,000        9.25% due 12/15/2001.........     3,501,570      3,280,170
                          BBB+     Baa1       2,000,000        8.875% due 3/15/2005.........     2,012,540      2,238,240
                                                             Smith Barney Holdings, Inc.:
                          A        A2         2,000,000        5.875% due 2/01/2001.........     1,993,680      1,973,414
                          A        A2         2,000,000        6.625% due 11/15/2003........     1,988,320      2,011,586
                          A+       Aa3        2,000,000      Travelers Capital II, 7.75% due
                                                               12/01/2036...................     2,003,400      2,074,060
                                                             Travelers Corp. (The):
                          AA-      Aa3        1,000,000        9.50% due 3/01/2002..........     1,084,200      1,113,560
                          AA-      Aa3        6,000,000        7.875% due 5/15/2025.........     6,053,840      6,709,620
                                                                                              ------------   ------------
                                                                                                57,199,724     59,227,644
-------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL--CONSUMER                                         Anheuser-Busch Cos., Inc.:
GOODS--4.4%               A+       A1         2,500,000        8.75% due 12/01/1999.........     2,839,090      2,615,750
                          A+       A1         5,000,000        7.375% due 7/01/2023.........     5,127,300      5,133,350
                          AA-      Aa3        7,000,000      Archer-Daniels-Midland Company,
                                                               6.75% due 12/15/2027.........     6,921,040      7,010,731
                          A+       A1         4,000,000      Hershey Foods Corporation,
                                                               7.20% due 8/15/2027..........     4,215,640      4,252,400
                          A        A2         4,000,000      Philip Morris Companies, Inc.,
                                                               9% due 1/01/2001.............     4,071,540      4,273,760
                                                                                              ------------   ------------
                                                                                                23,174,610     23,285,991
-------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL--              AA       Aa2        2,000,000      BP America Inc., 9.375% due
ENERGY--1.4%                                                   11/01/2000...................     2,204,960      2,166,800
                          A        Aa3        3,000,000      Dresser Industries, Inc., 7.60%
                                                               due 8/15/2096................     2,991,270      3,363,960
                          A+       A1         1,500,000      Texaco Capital Inc., 9% due
                                                               12/15/1999...................     1,731,670      1,576,200
                                                                                              ------------   ------------
                                                                                                 6,927,900      7,106,960
-------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--PRIME BOND FUND
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997 (CONTINUED)
--------------------------------------------------------------------------------

                            S&P    MOODY'S     FACE                                                             VALUE
        INDUSTRY          RATINGS  RATINGS    AMOUNT             CORPORATE BONDS & NOTES          COST        (NOTE 1A)
-------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL--              BBB+     A3       $ 5,500,000      Applied Materials Inc., 7.125%
MANUFACTURING--12.4%                                           due 10/15/2017...............  $  5,462,380   $  5,586,350
                          AA+      Aa3        9,500,000      Boeing Co., 6.35% due
                                                               6/15/2003....................     8,549,905      9,555,005
                                                             duPont (E.I.) de Nemours & Co.:
                          AA-      Aa3        8,750,000        6.75% due 9/01/2007..........     9,031,708      9,053,887
                          AA-      Aa3        2,950,000        8.25% due 1/15/2022..........     3,066,304      3,182,106
                          A        A1         2,000,000      Ford Motor Company, 8.875% due
                                                               1/15/2022....................     2,471,480      2,466,760
                                                             Ford Motor Credit Company:
                          A        A1         3,000,000        7% due 9/25/2001.............     2,988,060      3,074,550
                          A        A1         2,500,000        7.75% due 3/15/2005..........     2,497,725      2,682,275
                          AAA      Aaa        3,245,000      General Electric Capital Corp.,
                                                               8.125% due 5/15/2012.........     3,449,052      3,744,081
                                                             General Motors Acceptance
                                                               Corp.:
                          A-       A3         5,000,000        7.70% due 4/15/2016..........     5,455,750      5,479,250
                          A-       A3         4,000,000        8.80% due 3/01/2021..........     4,689,040      4,884,600
                          BBB+     A3         2,500,000      Martin Marietta Corp., 6.50%
                                                               due 4/15/2003................     2,515,325      2,514,250
                          AA+      A2         2,500,000      McDonnell Douglas Financial
                                                               Corp., 6.875% due
                                                               11/01/2006...................     2,593,625      2,591,800
                          A        A1         6,910,000      PPG Industries, Inc., 6.50% due
                                                               11/01/2007...................     6,888,855      6,977,303
                          A        A2         3,300,000      Phelps Dodge Corporation, 7.75%
                                                               due 1/01/2002................     3,468,564      3,456,123
                                                                                              ------------   ------------
                                                                                                63,127,773     65,248,340
-------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL--              A+       A1         2,500,000      Bass America, Inc., 8.125% due
SERVICES--9.1%                                                 3/31/2002....................     2,668,930      2,674,850
                          A        A2         4,000,000      Carnival Cruise Lines, Inc.,
                                                               7.70% due 7/15/2004..........     4,208,480      4,259,920
                                                             Dillard's, Inc.:
                          A+       A2         5,000,000        7.375% due 6/15/1999.........     5,305,840      5,091,750
                          A+       A2         3,000,000        9.125% due 8/01/2011.........     3,240,150      3,652,590
                          A        A2         1,925,050      +Disney Enterprises, Inc.,
                                                               6.85% due 1/10/2007++........     1,923,760      1,957,429
                          A+       A1         7,000,000      +Electronic Data Systems Corp.,
                                                               6.85% due 5/15/2000..........     6,994,470      7,120,106
                          A        A2         4,850,000      First Data Corp., 6.375% due
                                                               12/15/2007...................     4,837,536      4,825,653
                          AAA      Aaa        3,000,000      Johnson & Johnson, 8.72% due
                                                               11/01/2024...................     3,000,000      3,448,200
                          A-       A2         7,000,000      Sears, Roebuck & Co., 6.82% due
                                                               10/17/2002...................     7,014,280      7,160,930
                          AA       Aa2        7,000,000      Wal-Mart Stores, Inc., 8.50%
                                                               due 9/15/2024................     7,036,810      7,778,470
                                                                                              ------------   ------------
                                                                                                46,230,256     47,969,898
-------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL--                                                 Southwest Airlines, Inc.:
TRANSPORTATION--1.7%      A-       A3         3,000,000        9.40% due 7/01/2001..........     3,420,210      3,294,570
                          A-       A3         4,000,000        8% due 3/01/2005.............     3,980,450      4,328,040
                          A-       A3         1,000,000        7.875% due 9/01/2007.........       992,600      1,101,570
                                                                                              ------------   ------------
                                                                                                 8,393,260      8,724,180
-------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--PRIME BOND FUND
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997 (CONTINUED)
--------------------------------------------------------------------------------

                            S&P    MOODY'S     FACE                                                             VALUE
        INDUSTRY          RATINGS  RATINGS    AMOUNT             CORPORATE BONDS & NOTES          COST        (NOTE 1A)
-------------------------------------------------------------------------------------------------------------------------
UTILITIES--               AAA      Aaa      $ 4,000,000      BellSouth Telecommunications
COMMUNICATIONS--                                               Inc., 7% due 10/01/2025......  $  4,162,800   $  4,198,640
3.6%                                                         GTE Corp.:
                          A        Baa1       6,000,000        8.85% due 3/01/1998..........     6,278,360      6,022,080
                          A        Baa1       1,500,000        9.375% due 12/01/2000........     1,647,090      1,624,785
                          AAA      Aaa        3,000,000      Indiana Bell Telephone Co.,
                                                               Inc., 7.30% due 8/15/2026....     3,030,280      3,278,070
                                                             Southwestern Bell
                                                               Telecommunications Corp.:
                          AA       Aa3        1,000,000        6.125% due 3/01/2000.........     1,005,000      1,001,780
                          AA       Aa3        1,000,000        6.625% due 4/01/2005.........       958,450      1,017,990
                          AA       Aa3        2,000,000        6.375% due 11/15/2007........     2,009,520      2,008,760
                                                                                              ------------   ------------
                                                                                                19,091,500     19,152,105
-------------------------------------------------------------------------------------------------------------------------
UTILITIES--               AAA      Aaa        8,000,000      Cleveland Electric/Toledo
ELECTRIC--5.2%                                                 Edison (Class B), 7.13% due
                                                               7/01/2007....................     8,392,720      8,519,440
                          AA       Aa3        2,000,000      Northern States Power Company,
                                                               7.125% due 7/01/2025.........     2,122,360      2,117,580
                                                             Pennsylvania Power & Light Co.:
                          A-       A3         2,500,000        5.50% due 4/01/1998..........     2,488,425      2,497,850
                          A-       A3         2,000,000        6.875% due 2/01/2003.........     2,032,580      2,057,980
                          A-       A3         4,000,000      Public Service Electric & Gas
                                                               Co., 6.50% due 6/01/2000.....     3,998,315      4,027,440
                          A        A2         7,500,000      Virginia Electric & Power Co.,
                                                               8.625% due 10/01/2024........     7,416,540      8,441,700
                                                                                              ------------   ------------
                                                                                                26,450,940     27,661,990
-------------------------------------------------------------------------------------------------------------------------
YANKEE CORPORATES*--7.8%  AA-      Aa2        1,500,000      ABN AMRO Holding N.V., 7.125%
                                                               due 6/18/2007(1).............     1,499,265      1,568,205
                          A+       A1         6,000,000      Australia & New Zealand Banking
                                                               Group Ltd., 7.55% due
                                                               9/15/2006(1).................     5,990,880      6,333,660
                          A-       Baa1       8,000,000      Enersis S.A., 6.90% due
                                                               12/01/2006(3)................     7,979,360      7,898,320
                          A+       A1         2,000,000      Ford Capital B.V., 9.50% due
                                                               6/01/2010(1).................     2,217,880      2,477,360
                          A+       A2         5,500,000      Grand Metropolitan Investment
                                                               Corp., 6.50% due
                                                               9/15/1999(1).................     5,615,810      5,533,550
                          A+       A3         1,000,000      +Hutchison Whampoa Finance
                                                               Ltd., 6.95% due
                                                               8/01/2007(1).................       924,140        942,260
                          A        A2         3,000,000      +Petronas Corp., 6.625% due
                                                               10/18/2001(3)................     2,976,900      2,864,307
                          AA       Aa2       12,500,000      Swiss Bank Corp. NY, 7.375% due
                                                               6/15/2017(1).................    13,366,130     13,372,000
                                                                                              ------------   ------------
                                                                                                40,570,365     40,989,662
-------------------------------------------------------------------------------------------------------------------------
YANKEE                    BBB+     A3         6,000,000      People's Republic of China,
SOVEREIGN*--1.1%                                             6.625% due 1/15/2003(2)........     5,970,960      5,908,800
-------------------------------------------------------------------------------------------------------------------------
                                                             TOTAL CORPORATE BONDS &
                                                             NOTES--81.7%                      419,832,120    431,184,793
-------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--PRIME BOND FUND
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997 (CONCLUDED)
--------------------------------------------------------------------------------

                            S&P    MOODY'S     FACE                                                             VALUE
                          RATINGS  RATINGS    AMOUNT            US GOVERNMENT OBLIGATIONS         COST        (NOTE 1A)
-------------------------------------------------------------------------------------------------------------------------
US GOVERNMENT                                                US Treasury Notes & Bonds:
OBLIGATIONS--15.1%        AAA      Aaa      $ 2,000,000        6.375% due 9/30/2001.........  $  2,042,187   $  2,041,240
                          AAA      Aaa        9,000,000        6.25% due 10/31/2001.........     9,134,297      9,153,270
                          AAA      Aaa        2,500,000        5.75% due 10/31/2002.........     2,491,895      2,502,350
                          AAA      Aaa        7,000,000        5.75% due 11/30/2002.........     6,971,094      7,005,460
                          AAA      Aaa        1,000,000        6.25% due 2/15/2003..........       982,500      1,022,660
                          AAA      Aaa       16,000,000        5.75% due 8/15/2003..........    15,814,688     16,009,920
                          AAA      Aaa          500,000        5.875% due 2/15/2004.........       490,156        504,375
                          AAA      Aaa        3,500,000        7.25% due 8/15/2004..........     3,730,312      3,782,730
                          AAA      Aaa        4,500,000        6.50% due 5/15/2005..........     4,516,987      4,691,250
                          AAA      Aaa        4,500,000        6.50% due 10/15/2006.........     4,633,828      4,711,635
                          AAA      Aaa       18,650,000        6.125% due 8/15/2007.........    19,025,875     19,165,859
                          AAA      Aaa        1,500,000        6.625% due 2/15/2027.........     1,487,344      1,628,430
                          AAA      Aaa        7,000,000        6.375% due 8/15/2027.........     7,357,070      7,382,830
-------------------------------------------------------------------------------------------------------------------------
                                                             TOTAL US GOVERNMENT
                                                             OBLIGATIONS--15.1%                 78,678,233     79,602,009
-------------------------------------------------------------------------------------------------------------------------
                                                                  SHORT-TERM SECURITIES
-------------------------------------------------------------------------------------------------------------------------
REPURCHASE                                    8,228,000      HSBC Holdings PLC, purchased on
AGREEMENTS**--1.5%                                             12/31/1997 to yield 6.57% to
                                                               1/02/1998....................     8,228,000      8,228,000
-------------------------------------------------------------------------------------------------------------------------
                                                             TOTAL SHORT-TERM
                                                             SECURITIES--1.5%                    8,228,000      8,228,000
-------------------------------------------------------------------------------------------------------------------------
                                                             TOTAL INVESTMENTS--98.3%.......  $506,738,353    519,014,802
                                                                                              ============
                                                             OTHER ASSETS LESS
                                                               LIABILITIES--1.7%............                    8,755,241
                                                                                                             ------------
                                                             NET ASSETS--100.0%.............                 $527,770,043
                                                                                                             ============
-------------------------------------------------------------------------------------------------------------------------

* Corresponding industry groups for foreign securities, which are denominated in US dollars:
  (1) Financial Institution
  (2) Government Entity
  (3) Industrial
** Repurchase Agreements are fully collateralized by US Government Obligations. + The security may be offered and sold to "qualified institutional buyers" under
  Rule 144A of the Securities Act of 1933.
++ Subject to principal paydowns.

Ratings of issues shown have not been audited by Deloitte & Touche LLP.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--PRIME BOND FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 1997
--------------------------------------------------------------------------------

ASSETS:
Investments, at value (identified cost--$506,738,353) (Note
  1a).......................................................               $519,014,802
Cash........................................................                        740
Receivables:
  Interest..................................................  $8,908,401
  Capital shares sold.......................................     100,298
  Loaned securities (Note 6)................................       3,608      9,012,307
                                                              ----------
Prepaid expenses and other assets...........................                     35,168
                                                                           ------------
Total assets................................................                528,063,017
                                                                           ------------
---------------------------------------------------------------------------------------
LIABILITIES:
Payables:
  Investment adviser (Note 2)...............................     199,214
  Capital shares redeemed...................................      12,994        212,208
                                                              ----------
Accrued expenses and other liabilities......................                     80,766
                                                                           ------------
Total liabilities...........................................                    292,974
                                                                           ------------
---------------------------------------------------------------------------------------
NET ASSETS..................................................               $527,770,043
                                                                           ============
---------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Class A Shares of Common Stock, $0.10 par value, 100,000,000
  shares authorized+........................................               $  4,358,581
Paid-in capital in excess of par............................                524,345,665
Undistributed investment income--net........................                  3,180,103
Accumulated realized capital losses on investments--net
  (Note 5)..................................................                (16,390,755)
Unrealized appreciation on investments--net.................                 12,276,449
                                                                           ------------
NET ASSETS..................................................               $527,770,043
                                                                           ============
---------------------------------------------------------------------------------------
NET ASSET VALUE:
Class A--Based on net assets of $527,770,043 and 43,585,807
  shares outstanding........................................               $      12.11
                                                                           ============
---------------------------------------------------------------------------------------

+ The Fund is authorized to issue 100,000,000 Class B Shares.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--PRIME BOND FUND
STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1d):
Interest and discount earned................................               $37,099,499
Other income................................................                    48,008
                                                                           -----------
Total income................................................                37,147,507
                                                                           -----------
--------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees (Note 2)...........................  $2,226,345
Accounting services (Note 2)................................     110,709
Professional fees...........................................      55,872
Custodian fees..............................................      44,181
Directors' fees and expenses................................      10,793
Pricing services............................................       9,503
Transfer agent fees (Note 2)................................       5,005
Registration fees...........................................       2,093
Other.......................................................       2,318
                                                              ----------
Total expenses..............................................                 2,466,819
                                                                           -----------
Investment income--net......................................                34,680,688
                                                                           -----------
--------------------------------------------------------------------------------------
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS--NET (NOTES
  1d & 3):
Realized loss on investments--net...........................                  (659,507)
Change in unrealized appreciation on investments--net.......                 8,588,890
                                                                           -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........               $42,610,071
                                                                           ===========
--------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--PRIME BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      FOR THE YEAR ENDED
                                                                         DECEMBER 31,
                                                                -------------------------------
INCREASE (DECREASE) IN NET ASSETS:                                  1997               1996
-----------------------------------------------------------------------------------------------
OPERATIONS:
Investment income--net......................................    $ 34,680,688       $ 33,145,431
Realized gain (loss) on investments--net....................        (659,507)           215,210
Change in unrealized appreciation on investments--net.......       8,588,890        (21,044,224)
                                                                ------------       ------------
Net increase in net assets resulting from operations........      42,610,071         12,316,417
                                                                ------------       ------------
-----------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS (NOTE 1e):
Investment income--net:
  Class A...................................................     (34,630,429)       (32,511,472)
                                                                ------------       ------------
Net decrease in net assets resulting from dividends to
  shareholders..............................................     (34,630,429)       (32,511,472)
                                                                ------------       ------------
-----------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4):
Net increase (decrease) in net assets derived from capital
  share transactions........................................     (18,603,327)        68,750,815
                                                                ------------       ------------
-----------------------------------------------------------------------------------------------
NET ASSETS:
Total increase (decrease) in net assets.....................     (10,623,685)        48,555,760
Beginning of year...........................................     538,393,728        489,837,968
                                                                ------------       ------------
End of year*................................................    $527,770,043       $538,393,728
                                                                ============       ============
-----------------------------------------------------------------------------------------------
* Undistributed investment income--net......................    $  3,180,103       $  3,129,844
                                                                ============       ============
-----------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--PRIME BOND FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                   CLASS A
                                                           --------------------------------------------------------
THE FOLLOWING PER SHARE DATA AND RATIOS HAVE BEEN DERIVED              FOR THE YEAR ENDED DECEMBER 31,
FROM INFORMATION PROVIDED IN THE FINANCIAL STATEMENTS.     --------------------------------------------------------
INCREASE (DECREASE) IN NET ASSET VALUE:                      1997        1996        1995        1994        1993
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year.......................  $  11.91    $  12.45    $  11.12    $  12.64    $  12.04
                                                           --------    --------    --------    --------    --------
Investment income--net...................................       .78         .80         .82         .77         .70
Realized and unrealized gain (loss) on
  investments--net.......................................       .20        (.55)       1.34       (1.36)        .71
                                                           --------    --------    --------    --------    --------
Total from investment operations.........................       .98         .25        2.16        (.59)       1.41
                                                           --------    --------    --------    --------    --------
Less dividends and distributions:
  Investment income--net.................................      (.78)       (.79)       (.83)       (.76)       (.70)
  Realized gain on investments--net......................        --          --          --          --        (.11)
  In excess of realized gain on investments--net.........        --          --          --        (.17)         --
                                                           --------    --------    --------    --------    --------
Total dividends and distributions........................      (.78)       (.79)       (.83)       (.93)       (.81)
                                                           --------    --------    --------    --------    --------
Net asset value, end of year.............................  $  12.11    $  11.91    $  12.45    $  11.12    $  12.64
                                                           ========    ========    ========    ========    ========
-------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN:*
Based on net asset value per share.......................     8.64%       2.21%      20.14%      (4.80%)     12.02%
                                                           ========    ========    ========    ========    ========
-------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses.................................................      .47%        .49%        .50%        .54%        .63%
                                                           ========    ========    ========    ========    ========
Investment income--net...................................     6.62%       6.67%       7.00%       6.74%       5.86%
                                                           ========    ========    ========    ========    ========
-------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets, end of year (in thousands)...................  $527,770    $538,394    $489,838    $391,234    $314,091
                                                           ========    ========    ========    ========    ========
Portfolio turnover.......................................    89.22%      91.88%      90.12%     139.89%     115.26%
                                                           ========    ========    ========    ========    ========
-------------------------------------------------------------------------------------------------------------------

* Total investment returns exclude insurance-related fees and expenses.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--PRIME BOND FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES:

Merrill Lynch Variable Series Funds, Inc. (the "Company") is an open-end management investment company that is comprised of 16 separate funds. Each fund offers two classes of shares to the Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York (indirect wholly-owned subsidiaries of Merrill Lynch & Co., Inc. ("ML & Co.")), and other insurance companies that are not affiliated with ML & Co., for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. Effective September 17, 1997, each fund's existing class of shares was designated as Class A Shares and each fund began offering Class B Shares. Both classes of shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class and Class B Shares bear certain expenses related to the distribution of such shares. Prime Bond Fund (the "Fund") is classified as "diversified", as defined in the Investment Company Act of 1940. The following is a summary of significant accounting policies followed by the Fund.

  (a) Valuation of investments--Portfolio securities which are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued, or lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. Portfolio securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. Short-term securities are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Company.

  (b) Repurchase agreements--The Fund invests in US Government securities pursuant to repurchase agreements with a member bank of the Federal Reserve System or a primary dealer in US Government securities. Under such agreements, the bank or primary dealer agrees to repurchase the security at a mutually agreed upon time and price. The Fund takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized.

  (c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

  (d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

  (e) Dividends and distributions--Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend date.

2. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES:

The Company has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of ML & Co., which is the limited partner.

  MLAM is responsible for the management of the Company's funds and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the funds. For such services, the Fund pays a monthly fee based upon the aggregate daily value of net assets of the Fund and the Company's High Current Income Fund at the following annual rates: 0.50% of such average daily net assets not exceeding $250 million; 0.45% of such average daily net assets in excess of $250 million but not more than $500 million; 0.40% of such average daily net assets in excess of $500 million but not more than $750 million; and 0.35% of such average daily net assets in excess of $750 million. For the year ended December 31, 1997, the aggregate average daily net assets of the Fund and the Company's High Current Income Fund was approximately $1,003,875,000.

  MLAM and Merrill Lynch Life Agency, Inc. ("MLLA") have entered into an agreement

--------------------------------------------------------------------------------

which limits the operating expenses paid by the Fund, exclusive of any distribution fees imposed on Class B Shares, to 1.25% of its average daily net assets. Any such expenses in excess of 1.25% of average daily net assets will be reimbursed to the Fund by MLAM which, in turn, will be reimbursed by MLLA.

  For the year ended December 31, 1997, the Fund paid Merrill Lynch Security Pricing Service, an affiliate of Merrill Lynch, Pierce, Fenner & Smith, Inc., $8,877 for providing security price quotations to compute the net asset value of the Fund.

  Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Company's transfer agent.

  Accounting services are provided to the Fund by MLAM at cost.

  Certain officers and/or directors of the Company are officers and/or directors of MLAM, PSI, MLFDS, Merrill Lynch Funds Distributor, Inc., a wholly-owned subsidiary of Merrill Lynch Group, Inc., which is the Fund's distributor, and/or ML & Co.

3. INVESTMENTS:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 1997 were $437,193,344 and $434,431,139, respectively.

  Net realized and unrealized gains (losses) as of December 31, 1997 were as follows:

-----------------------------------------------------------------
                                         Realized     Unrealized
                                          Losses         Gains
-----------------------------------------------------------------
Long-term investments..................  $(659,505)   $12,276,449
Short-term investments.................         (2)            --
                                         ---------    -----------
Total..................................  $(659,507)   $12,276,449
                                         =========    ===========
-----------------------------------------------------------------

  At December 31, 1997, net unrealized appreciation for Federal income tax purposes aggregated $12,217,563, of which $14,696,808 related to appreciated securities and $2,479,245 related to depreciated securities. At December 31, 1997, the aggregate cost of investments for Federal income tax purposes was $506,797,239.

4. CAPITAL SHARE TRANSACTIONS:

Net increase (decrease) in net assets derived from capital share transactions were $(18,603,327) and $68,750,815 for the years ended December 31, 1997 and December 31, 1996, respectively.

  Transactions in capital shares were as follows:

-----------------------------------------------------------------
Class A Shares for the Year Ended                       Dollar
December 31, 1997                        Shares         Amount
-----------------------------------------------------------------
Shares sold..........................   3,589,337    $ 42,528,752
Shares issued to shareholders in
 reinvestment of dividends...........   2,931,101      34,630,429
                                       ----------    ------------
Total issued.........................   6,520,438      77,159,181
Shares redeemed......................  (8,146,214)    (95,762,508)
                                       ----------    ------------
Net decrease.........................  (1,625,776)   $(18,603,327)
                                       ==========    ============
-----------------------------------------------------------------

-----------------------------------------------------------------
Class A Shares for the Year Ended                       Dollar
December 31, 1996                        Shares         Amount
-----------------------------------------------------------------
Shares sold..........................   5,521,436    $ 65,068,417
Shares issued to shareholders in
 reinvestment of dividends...........   2,739,002      32,511,472
                                       ----------    ------------
Total issued.........................   8,260,438      97,579,889
Shares redeemed......................  (2,399,918)    (28,829,074)
                                       ----------    ------------
Net increase.........................   5,860,520    $ 68,750,815
                                       ==========    ============
-----------------------------------------------------------------

5. CAPITAL LOSS CARRYFORWARD:

At December 31,1997, the Fund had a net capital loss carryforward of approximately $16,332,000, of which $14,796,000 expires in 2002, $855,000 expires in 2003 and $681,000 expires in 2005. This amount will be available to offset like amounts of any future taxable gains.

6. LOANED SECURITIES:

At December 31, 1997, the Fund held US Treasury bonds having an aggregate value of approximately $20,611,000 as collateral for portfolio securities loaned having a market value of approximately $20,000,000.

7. SUBSEQUENT EVENT:

On January 2, 1998, the Company's Board of Directors declared an ordinary income dividend in the amount of $.072961 per Class A Share payable on January 2, 1998 to shareholders of record as of December 31, 1997.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--QUALITY EQUITY FUND
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997
--------------------------------------------------------------------------------

                                   SHARES                                                        VALUE       PERCENT OF
INDUSTRY                             HELD           STOCKS & WARRANTS              COST        (NOTE 1A)     NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE               400,400      AlliedSignal, Inc. .........    $ 14,554,221   $ 15,590,575       1.8%
                                  260,000      GenCorp, Inc. ..............       7,589,255      6,500,000       0.7
                                   80,000      +Orbital Sciences Corp. ....       2,054,827      2,380,000       0.3
                                                                               ------------   ------------     -----
                                                                                 24,198,303     24,470,575       2.8
-----------------------------------------------------------------------------------------------------------------------
AIRLINES                          310,000      +US Airways Group Inc. .....      11,221,688     19,375,000       2.2
-----------------------------------------------------------------------------------------------------------------------
APPLIANCES                        364,300      Sunbeam Corp. ..............      13,871,579     15,346,138       1.8
-----------------------------------------------------------------------------------------------------------------------
AUTOMOBILE PARTS                  335,000      Federal-Mogul Corp. ........      13,147,104     13,567,500       1.6
-----------------------------------------------------------------------------------------------------------------------
AUTOMOBILE RENTAL & LEASING       356,500      +Avis Rent-A-Car, Inc. .....       7,759,464     11,385,719       1.3
                                  399,800      Hertz Corp. (Class A).......      13,662,081     16,091,950       1.8
                                                                               ------------   ------------     -----
                                                                                 21,421,545     27,477,669       3.1
-----------------------------------------------------------------------------------------------------------------------
BANKING                           210,000      Bank of New York Co.,
                                                 Inc. .....................       4,459,316     12,140,625       1.4
                                   60,000      Bank of New York Co., Inc.
                                                 (Warrants)(c).............         433,750     10,155,000       1.2
                                  233,200      BankAmerica Corporation.....      12,116,222     17,023,600       1.9
                                  309,900      First Union Corporation.....      15,243,173     15,882,375       1.8
                                                                               ------------   ------------     -----
                                                                                 32,252,461     55,201,600       6.3
-----------------------------------------------------------------------------------------------------------------------
BROADCASTING--MEDIA               190,000      +Chancellor Media Corp. ....      12,051,610     14,178,750       1.6
-----------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES               360,000      +Gartner Group, Inc. (Class
                                                 A)........................      12,215,534     13,410,000       1.5
-----------------------------------------------------------------------------------------------------------------------
COMPUTER SERVICES                 130,500      +Cisco Systems, Inc. .......       7,438,745      7,275,375       0.8
                                   81,000      +Microsoft Corp. ...........      10,070,419     10,464,188       1.2
                                                                               ------------   ------------     -----
                                                                                 17,509,164     17,739,563       2.0
-----------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE                 159,600      +BMC Software, Inc. ........       5,981,399     10,453,800       1.2
                                  207,500      Computer Associates
                                                 International, Inc. ......       5,678,779     10,971,563       1.3
                                                                               ------------   ------------     -----
                                                                                 11,660,178     21,425,363       2.5
-----------------------------------------------------------------------------------------------------------------------
COMPUTERS                          70,500      Compaq Computer Corp. ......       2,074,202      3,978,844       0.5
                                   46,000      International Business
                                                 Machines Corp. ...........       2,488,255      4,809,875       0.5
                                  273,000      +Quantum Corporation........       7,704,003      5,477,063       0.6
                                                                               ------------   ------------     -----
                                                                                 12,266,460     14,265,782       1.6
-----------------------------------------------------------------------------------------------------------------------
CONSUMER PRODUCTS                 569,400      The Dial Corporation........      11,003,195     11,850,638       1.4
-----------------------------------------------------------------------------------------------------------------------
CONTAINERS                        425,000      +Owens-Illinois, Inc. ......      12,332,455     16,123,438       1.8
-----------------------------------------------------------------------------------------------------------------------
CRUISE LINES                      158,000      Royal Caribbean Cruises
                                                 Ltd. .....................       6,903,067      8,423,375       1.0
-----------------------------------------------------------------------------------------------------------------------
DENTAL SUPPLIES & EQUIPMENT       292,000      DENTSPLY International,
                                                 Inc. .....................       7,369,140      8,906,000       1.0
-----------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT              200,000      General Electric Co. .......      14,106,311     14,675,000       1.7
-----------------------------------------------------------------------------------------------------------------------
ELECTRONICS                       360,000      +National Semiconductor
                                                 Corporation...............      14,592,622      9,337,500       1.1
-----------------------------------------------------------------------------------------------------------------------
ENERGY & RELATED                  580,300      Edison International........      11,081,299     15,776,906       1.8
-----------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES                100,000      American Express Company....       4,881,087      8,925,000       1.0
                                  340,000      MGIC Investment
                                                 Corporation...............      12,900,568     22,610,000       2.6
                                                                               ------------   ------------     -----
                                                                                 17,781,655     31,535,000       3.6
-----------------------------------------------------------------------------------------------------------------------
FOREIGN--ARGENTINA*                46,000      Yacimientos Petroliferos
                                                 Fiscales S.A.
                                                 (ADR)(a)(10)..............         943,842      1,572,625       0.2
-----------------------------------------------------------------------------------------------------------------------
FOREIGN--BAHAMAS*                 166,800      +Sun International Hotels
                                                 Ltd.(14) .................       6,398,324      6,275,850       0.7
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--QUALITY EQUITY FUND
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997 (CONTINUED)
--------------------------------------------------------------------------------

                                   SHARES                                                        VALUE       PERCENT OF
INDUSTRY                             HELD           STOCKS & WARRANTS              COST        (NOTE 1A)     NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
FOREIGN--CANADA*                  986,000      +Gulf Canada Resources
                                                 Ltd.(9)...................    $  9,138,148   $  6,902,000       0.8%
                                  289,000      +Imax Corporation(6)........       7,840,234      6,213,500       0.7
                                   45,400      Magna International, Inc.
                                                 (Class A)(1)..............       2,135,685      2,851,688       0.3
                                                                               ------------   ------------     -----
                                                                                 19,114,067     15,967,188       1.8
-----------------------------------------------------------------------------------------------------------------------
FOREIGN--FINLAND*                  61,600      Orion-Yhtymae OY (Class
                                                 B)(11)....................       1,551,213      1,584,242       0.2
-----------------------------------------------------------------------------------------------------------------------
FOREIGN--FRANCE*                   35,600      +SGS-Thomson
                                                 Microelectronics N.V. (NY
                                                 Registered Shares)(12)....       1,362,112      2,173,825       0.2
-----------------------------------------------------------------------------------------------------------------------
FOREIGN--GERMANY*                  15,400      Bayerische Vereinsbank
                                                 AG(2).....................         928,721      1,007,661       0.1
-----------------------------------------------------------------------------------------------------------------------
FOREIGN--JAPAN*                   101,000      Bridgestone
                                                 Corporation(13)...........       2,493,608      2,194,472       0.2
                                   44,000      Sony Corporation
                                                 (ADR)(a)(4)...............       3,235,891      3,993,000       0.5
                                                                               ------------   ------------     -----
                                                                                  5,729,499      6,187,472       0.7
-----------------------------------------------------------------------------------------------------------------------
FOREIGN--NETHERLANDS*             224,000      Royal Dutch Petroleum Co.
                                                 (NY Registered
                                                 Shares)(9)................      12,235,037     12,138,000       1.4
-----------------------------------------------------------------------------------------------------------------------
FOREIGN--SOUTH KOREA*             137,700      +Hyundai Engineering &
                                                 Construction Co.,
                                                 Ltd.(GDR)(b)(e)(5)........       1,767,195        120,487       0.0
                                    2,688      +Hyundai Engineering &
                                                 Construction Co., Ltd.
                                                 (New Shares)
                                                 (GDR)(b)(e)(5)............          34,497          2,352       0.0
                                                                               ------------   ------------     -----
                                                                                  1,801,692        122,839       0.0
-----------------------------------------------------------------------------------------------------------------------
FOREIGN--SWEDEN*                   27,000      Spectra-Physics AB (Class
                                                 A)(7).....................         823,849        511,808       0.1
-----------------------------------------------------------------------------------------------------------------------
FOREIGN--SWITZERLAND*              41,400      Novartis AG (ADR)(a)(11)....       1,816,850      3,363,750       0.4
-----------------------------------------------------------------------------------------------------------------------
FOREIGN--UNITED KINGDOM*          143,000      Diageo PLC (ADR)(a)(3)......       3,842,630      5,416,125       0.6
                                   75,000      Rio Tinto PLC (ADR)(a)(8)...       4,511,938      3,881,250       0.5
                                                                               ------------   ------------     -----
                                                                                  8,354,568      9,297,375       1.1
-----------------------------------------------------------------------------------------------------------------------
HARDWARE & TOOLS                  222,200      Black & Decker
                                                 Corporation...............       7,442,791      8,679,687       1.0
-----------------------------------------------------------------------------------------------------------------------
INSURANCE                          95,100      Hartford Life, Inc. (Class
                                                 A)........................       3,085,805      4,309,219       0.5
                                  482,000      Provident Companies,
                                                 Inc. .....................      15,937,649     18,617,250       2.1
                                  378,000      Travelers Group, Inc. ......      13,296,746     20,364,750       2.3
                                  116,300      Travelers Property Casualty
                                                 Corp. (Class A)...........       4,707,524      5,117,200       0.6
                                  305,200      UNUM Corporation............       9,738,551     16,595,250       1.9
                                                                               ------------   ------------     -----
                                                                                 46,766,275     65,003,669       7.4
-----------------------------------------------------------------------------------------------------------------------
LEISURE & TOURISM                 466,000      Brunswick Corporation.......      11,563,456     14,125,625       1.6
-----------------------------------------------------------------------------------------------------------------------
MACHINERY                         185,000      Harnischfeger Industries,
                                                 Inc. .....................       8,016,637      6,532,812       0.7
                                  399,300      Ingersoll-Rand Company......      11,982,947     16,171,650       1.9
                                  145,000      SPX Corporation.............       8,226,644     10,005,000       1.1
                                                                               ------------   ------------     -----
                                                                                 28,226,228     32,709,462       3.7
-----------------------------------------------------------------------------------------------------------------------
MEDICAL SERVICES                  548,368      +HEALTHSOUTH Corporation....      14,867,891     15,217,212       1.7
-----------------------------------------------------------------------------------------------------------------------
NATURAL GAS                       275,000      El Paso Natural Gas
                                                 Company...................      13,831,806     18,287,500       2.1
                                  148,000      Enron Corp. ................       5,772,584      6,151,250       0.7
                                                                               ------------   ------------     -----
                                                                                 19,604,390     24,438,750       2.8
-----------------------------------------------------------------------------------------------------------------------
OFFICE EQUIPMENT                  166,000      Danka Business Systems PLC
                                                 (ADR)(a)(d)...............       8,183,680      2,645,625       0.3
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--QUALITY EQUITY FUND
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997 (CONTINUED)
--------------------------------------------------------------------------------

                                   SHARES                                                        VALUE       PERCENT OF
INDUSTRY                             HELD           STOCKS & WARRANTS              COST        (NOTE 1A)     NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
OIL SERVICE                       108,000      Schlumberger Ltd. ..........    $  4,559,877   $  8,694,000       1.0%
                                  207,700      +Smith International,
                                                 Inc. .....................       9,470,352     12,747,587       1.5
                                                                               ------------   ------------     -----
                                                                                 14,030,229     21,441,587       2.5
-----------------------------------------------------------------------------------------------------------------------
PETROLEUM                         407,000      Unocal Corp. ...............      14,976,338     15,796,687       1.8
-----------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS                   158,000      Bristol-Myers Squibb Co. ...      15,010,381     14,950,750       1.7
                                  240,000      Lilly (Eli) & Co. ..........      15,149,088     16,710,000       1.9
                                  204,000      Pfizer, Inc. ...............      14,923,388     15,210,750       1.7
                                  103,000      Warner-Lambert Company......      14,735,180     12,772,000       1.5
                                                                               ------------   ------------     -----
                                                                                 59,818,037     59,643,500       6.8
-----------------------------------------------------------------------------------------------------------------------
RAILROADS                         181,000      Burlington Northern Santa Fe
                                                 Inc. .....................      16,084,375     16,821,687       1.9
-----------------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT            350,000      Glenborough Realty Trust,
TRUSTS                                           Inc. .....................       8,750,000     10,368,750       1.2
                                  329,000      Prentiss Properties Trust...       6,849,900      9,191,437       1.1
                                  170,950      Starwood Lodging Trust......       5,653,340      9,893,731       1.1
                                                                               ------------   ------------     -----
                                                                                 21,253,240     29,453,918       3.4
-----------------------------------------------------------------------------------------------------------------------
RESTAURANTS                       225,000      +Tricon Global Restaurants,
                                                 Inc.......................       7,737,028      6,539,062       0.7
-----------------------------------------------------------------------------------------------------------------------
RETAIL                            170,000      +Safeway Inc. ..............       9,448,760     10,752,500       1.2
                                  275,000      Sears, Roebuck & Co. .......      11,050,732     12,443,750       1.4
                                  280,000      Wal-Mart Stores, Inc. ......      11,559,844     11,042,500       1.3
                                                                               ------------   ------------     -----
                                                                                 32,059,336     34,238,750       3.9
-----------------------------------------------------------------------------------------------------------------------
RETAIL SPECIALTY                  340,100      Rite Aid Corporation........    11,262,366..     19,959,619       2.3
-----------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS                621,569      +Tele-Communications, Inc.
                                                 (Class A)(Convertible
                                                 Preferred)................      10,351,028     17,326,236       2.0
                                  355,431      +Tele-Communications TCI
                                                 Ventures Group............       5,919,015     10,063,140       1.2
                                  528,000      +WorldCom, Inc. ............      14,105,903     15,972,000       1.8
                                                                               ------------   ------------     -----
                                                                                 30,375,946     43,361,376       5.0
-----------------------------------------------------------------------------------------------------------------------
TRANSPORT SERVICES                304,000      +OMI Corporation............       3,937,476      2,793,000       0.3
-----------------------------------------------------------------------------------------------------------------------
TRAVEL & LODGING                  348,300      Carnival Corp. (Class A)....      10,328,886     19,287,112       2.2
-----------------------------------------------------------------------------------------------------------------------
UTILITIES                         277,500      Texas Utilities Company.....      11,074,085     11,533,594       1.3
-----------------------------------------------------------------------------------------------------------------------
                                               TOTAL STOCKS & WARRANTS          707,637,197    856,978,354      97.9
-----------------------------------------------------------------------------------------------------------------------
                                 FACE
                                AMOUNT            SHORT-TERM SECURITIES
-----------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER**            $19,251,000      General Motors Acceptance
                                                 Corp., 6.75% due
                                                 1/02/1998.................      19,243,781     19,243,781       2.2
-----------------------------------------------------------------------------------------------------------------------
                                               TOTAL SHORT-TERM SECURITIES       19,243,781     19,243,781       2.2
-----------------------------------------------------------------------------------------------------------------------
                                               TOTAL INVESTMENTS...........    $726,880,978    876,222,135     100.1
                                                                               ============
                                               UNREALIZED APPRECIATION ON
                                                 FORWARD FOREIGN EXCHANGE
                                                 CONTRACTS***..............                          7,475       0.0
                                               LIABILITIES IN EXCESS OF
                                                 OTHER ASSETS..............                     (1,165,628)     (0.1)
                                                                                              ------------     -----
                                               NET ASSETS..................                   $875,063,982     100.0%
                                                                                              ============     =====
-----------------------------------------------------------------------------------------------------------------------

(a) American Depositary Receipts (ADR).
(b) Global Depositary Receipts (GDR).
(c) Warrants entitle the Fund to purchase a predetermined number of shares of common stock. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(d) Consistent with the general policy of the Securities and Exchange Commission, the nationality or domicile of an issuer for determination of foreign issuer status may be (i) the country under whose laws the issuer is organized, (ii) the country in which the issuer's securities are principally traded, or (iii) the country in which the issuer derives a significant proportion (at least 50%) of its revenue or profits from goods produced and sold, investments made, or services performed in the country, or in which at least 50% of the assets of the issuer are situated.
(e) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--QUALITY EQUITY FUND
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997 (CONCLUDED)
--------------------------------------------------------------------------------

+ Non-income producing security.

* Corresponding industry groups for foreign securities:

    (1) Automobile Parts              (6) Entertainment                     (11) Pharmaceuticals
    (2) Banking                       (7) Laser Components                  (12) Semiconductors
    (3) Beverages                     (8) Mining                            (13) Tires & Rubber
    (4) Electronics                   (9) Oil-Integrated                    (14) Hotels and Casinos
    (5) Engineering & Construction    (10) Petroleum

** Commercial Paper is traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund.

*** Forward foreign exchange contracts sold as of December 31, 1997 were as follows:
--------------------------------------------------------------------------------

                                                                                  UNREALIZED
                                                                                 APPRECIATION
                                                               EXPIRATION       (DEPRECIATION)
FOREIGN CURRENCY SOLD                                             DATE            (NOTE 1B)
----------------------------------------------------------------------------------------------
C$ 23,500,000...............................................    March 1998        $ 100,445
L   4,950,000...............................................  January 1998         (129,532)
Y 810,000,000...............................................  January 1998           36,562
----------------------------------------------------------------------------------------------
TOTAL UNREALIZED APPRECIATION ON FORWARD FOREIGN EXCHANGE
CONTRACTS--NET (US$ COMMITMENT--$30,818,996)                                      $   7,475
                                                                                  =========
----------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--QUALITY EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 1997
--------------------------------------------------------------------------------

ASSETS:
Investments, at value (identified cost--$726,880,978) (Note
  1a).......................................................               $876,222,135
Unrealized appreciation on forward foreign exchange
  contracts (Note 1b).......................................                      7,475
Cash........................................................                      3,573
Receivables:
  Dividends.................................................  $  917,014
  Capital shares sold.......................................      53,532        970,546
                                                              ----------
Prepaid expenses and other assets (Note 1f).................                     52,080
                                                                           ------------
Total assets................................................                877,255,809
                                                                           ------------
---------------------------------------------------------------------------------------
LIABILITIES:
Payables:
  Securities purchased......................................   1,270,981
  Forward foreign exchange contracts (Note 1b)..............     366,691
  Investment adviser (Note 2)...............................     337,571
  Capital shares redeemed...................................      95,012      2,070,255
                                                              ----------
Accrued expenses and other liabilities......................                    121,572
                                                                           ------------
Total liabilities...........................................                  2,191,827
                                                                           ------------
---------------------------------------------------------------------------------------
NET ASSETS..................................................               $875,063,982
                                                                           ============
---------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Class A Shares of Common Stock, $0.10 par value, 100,000,000
  shares authorized+........................................               $  2,277,348
Paid-in capital in excess of par............................                600,627,564
Undistributed investment income--net........................                  8,054,505
Undistributed realized capital gains on investments and
  foreign currency transactions--net........................                114,755,946
Unrealized appreciation on investments and foreign currency
  transactions--net.........................................                149,348,619
                                                                           ------------
NET ASSETS..................................................               $875,063,982
                                                                           ============
---------------------------------------------------------------------------------------
NET ASSET VALUE:
Class A--Based on net assets of $875,063,982 and 22,773,482
  shares outstanding........................................               $      38.42
                                                                           ============
---------------------------------------------------------------------------------------
+ The Fund is authorized to issue 100,000,000 Class B Shares.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--QUALITY EQUITY FUND
STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTES 1d & 1e):
Dividends (net of $181,780 foreign withholding tax).........                 $ 11,520,201
Interest and discount earned................................                    2,031,747
Other income................................................                       53,271
                                                                             ------------
Total income................................................                   13,605,219
                                                                             ------------
-----------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees (Note 2)...........................  $  3,629,013
Accounting services (Note 2)................................       177,529
Professional fees...........................................        82,783
Custodian fees..............................................        70,547
Directors' fees and expenses................................        15,687
Transfer agent fees (Note 2)................................         5,006
Pricing services............................................         2,163
Other.......................................................         1,038
                                                              ------------
Total expenses..............................................                    3,983,766
                                                                             ------------
Investment income--net......................................                    9,621,453
                                                                             ------------
-----------------------------------------------------------------------------------------
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS & FOREIGN
  CURRENCY TRANSACTIONS--NET (NOTES 1b, 1c, 1e & 3):
Realized gain (loss) from:
  Investments--net..........................................   115,222,600
  Foreign currency transactions--net........................    (1,566,938)   113,655,662
                                                              ------------
Change in unrealized appreciation on:
  Investments--net..........................................    50,534,088
  Foreign currency transactions--net........................         7,462     50,541,550
                                                              ------------   ------------
Net realized and unrealized gain on investments and foreign
currency transactions.......................................                  164,197,212
                                                                             ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........                 $173,818,665
                                                                             ============
-----------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--QUALITY EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     FOR THE YEAR ENDED
                                                                        DECEMBER 31,
                                                               -------------------------------
INCREASE (DECREASE) IN NET ASSETS:                                 1997               1996
----------------------------------------------------------------------------------------------
OPERATIONS:
Investment income--net......................................   $  9,621,453       $ 13,443,795
Realized gain on investments and foreign currency
  transactions--net.........................................    113,655,662         36,740,820
Change in unrealized appreciation on investments and foreign
  currency transactions--net................................     50,541,550         67,969,744
                                                               ------------       ------------
Net increase in net assets resulting from operations........    173,818,665        118,154,359
                                                               ------------       ------------
----------------------------------------------------------------------------------------------
DIVIDENDS & DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1g):
Investment income--net:
  Class A...................................................     (5,217,029)       (14,235,069)
Realized gain on investments--net:
  Class A...................................................    (37,207,312)       (84,325,410)
                                                               ------------       ------------
Net decrease in net assets resulting from dividends and
  distributions to shareholders.............................    (42,424,341)       (98,560,479)
                                                               ------------       ------------
----------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4):
Net increase (decrease) in net assets derived from capital
  share transactions........................................    (50,605,570)       130,130,747
                                                               ------------       ------------
----------------------------------------------------------------------------------------------
NET ASSETS:
Total increase in net assets................................     80,788,754        149,724,627
Beginning of year...........................................    794,275,228        644,550,601
                                                               ------------       ------------
End of year*................................................   $875,063,982       $794,275,228
                                                               ============       ============
----------------------------------------------------------------------------------------------
* Undistributed investment income--net (Note 1h)............   $  8,054,505       $  5,217,038
                                                               ============       ============
----------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--QUALITY EQUITY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE FOLLOWING PER SHARE DATA AND RATIOS HAVE
BEEN DERIVED FROM INFORMATION PROVIDED IN THE                                      CLASS A
FINANCIAL STATEMENTS.                                      --------------------------------------------------------
                                                                       FOR THE YEAR ENDED DECEMBER 31,
                                                           --------------------------------------------------------
INCREASE (DECREASE) IN NET ASSET VALUE:                     1997+       1996+       1995+       1994+        1993
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year......................   $  32.83    $  32.76    $  27.74    $  29.02    $  25.48
                                                           --------    --------    --------    --------    --------
Investment income--net..................................        .41         .58         .58         .38         .24
Realized and unrealized gain (loss) on investments and
  foreign currency transactions--net....................       6.94        4.44        5.48        (.74)       3.46
                                                           --------    --------    --------    --------    --------
Total from investment operations........................       7.35        5.02        6.06        (.36)       3.70
                                                           --------    --------    --------    --------    --------
Less dividends and distributions:
  Investment income--net................................       (.22)       (.66)       (.45)       (.25)       (.12)
  Realized gain on investments--net.....................      (1.54)      (4.29)       (.59)       (.67)       (.04)
                                                           --------    --------    --------    --------    --------
Total dividends and distributions.......................      (1.76)      (4.95)      (1.04)       (.92)       (.16)
                                                           --------    --------    --------    --------    --------
Net asset value, end of year............................   $  38.42    $  32.83    $  32.76    $  27.74    $  29.02
                                                           ========    ========    ========    ========    ========
-------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN:*
Based on net asset value per share......................     23.70%      17.90%      22.61%      (1.20%)     14.57%
                                                           ========    ========    ========    ========    ========
-------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses................................................       .48%        .49%        .51%        .54%        .62%
                                                           ========    ========    ========    ========    ========
Investment income--net..................................      1.16%       1.89%       1.94%       1.39%       1.07%
                                                           ========    ========    ========    ========    ========
-------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets, end of year (in thousands)..................   $875,064    $794,275    $644,551    $464,360    $309,420
                                                           ========    ========    ========    ========    ========
Portfolio turnover......................................    100.08%      88.30%     140.32%      60.57%      88.25%
                                                           ========    ========    ========    ========    ========
Average commission rate paid++..........................   $  .0545    $  .0615          --          --          --
                                                           ========    ========    ========    ========    ========
-------------------------------------------------------------------------------------------------------------------

* Total investment returns exclude insurance-related fees and expenses.

+ Based on average shares outstanding.

++ For fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for purchases and sales of equity securities. The "Average Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into US dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the rate shown.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--QUALITY EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES:

Merrill Lynch Variable Series Funds, Inc. (the "Company") is an open-end management investment company that is comprised of 16 separate funds. Each fund offers two classes of shares to the Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York (indirect wholly-owned subsidiaries of Merrill Lynch & Co., Inc. ("ML & Co.")), and other insurance companies that are not affiliated with ML & Co., for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. Effective September 17, 1997, each fund's existing class of shares was designated as Class A Shares and each fund began offering Class B Shares. Both classes of shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class and Class B Shares bear certain expenses related to the distribution of such shares. Quality Equity Fund (the "Fund") is classified as "diversified", as defined in the Investment Company Act of 1940. The following is a summary of significant accounting policies followed by the Fund.

  (a) Valuation of investments--Portfolio securities which are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued, or lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. Portfolio securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last asked price. Short-term securities are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Company.

  (b) Derivative financial instruments--The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

- Forward foreign exchange contracts--The Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Fund's records. However, the effect on operations is recorded from the date the Fund enters into such contracts. Premium or discount is amortized over the life of the contracts.

- Options--The Fund may write covered call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium received is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received (or gain or loss to the extent the cost of the closing transaction exceeds the premium received).

  Written options are non-income producing investments.

  (c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets and liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

  (d) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

  (e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income is recorded on

--------------------------------------------------------------------------------

the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

  (f) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

  (g) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

  (h) Reclassification--Generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, current year's permanent book/tax differences of $1,566,957 have been reclassified between undistributed net realized capital gains and undistributed net investment income. These reclassifications have no effect on net assets or net asset value per share.

2. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES:

The Company has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of ML & Co., which is the limited partner. MLAM is responsible for the management of the Company's funds and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the funds.

  For such services, the Fund pays a monthly fee at the following annual rates:
0.500% of the Fund's average daily net assets not exceeding $250 million; 0.450% of average daily net assets in excess of $250 million but not exceeding $300 million; 0.425% of average daily net assets in excess of $300 million but not exceeding $400 million; and 0.400% of average daily net assets in excess of $400 million.

  MLAM and Merrill Lynch Life Agency, Inc. ("MLLA") have entered into an agreement which limits the operating expenses paid by the Fund, exclusive of any distribution fees imposed on Class B Shares, to 1.25% of its average daily net assets. Any such expenses in excess of 1.25% of average daily net assets will be reimbursed to the Fund by MLAM which, in turn, will be reimbursed by MLLA.

  For the year ended December 31, 1997, Merrill Lynch, Pierce, Fenner & Smith Inc., a subsidiary of ML & Co., earned $53,906 in commissions on the execution of portfolio security transactions.

  Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Company's transfer agent.

  Accounting services are provided to the Fund by MLAM at cost.

  Certain officers and/or directors of the Company are officers and/or directors of MLAM, PSI, MLFDS, Merrill Lynch Funds Distributor, Inc., a wholly-owned subsidiary of Merrill Lynch Group, Inc., which is the Fund's distributor, and/or ML & Co.

3. INVESTMENTS:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 1997 were $796,781,044 and $859,557,465, respectively.

  Net realized and unrealized gains (losses) as of December 31, 1997 were as follows:
---------------------------------------------------------

                              Realized        Unrealized
                           Gains (Losses)   Gains (Losses)
----------------------------------------------------------
Long-term investments....   $115,222,530     $149,341,157
Short-term investments...             70               --
Forward foreign exchange
 contracts...............     (1,476,958)           7,475
Foreign currency
 transactions............        (89,980)             (13)
                            ------------     ------------
Total....................   $113,655,662     $149,348,619
                            ============     ============
----------------------------------------------------------

  At December 31, 1997, net unrealized appreciation for Federal income tax purposes aggregated $148,138,414, of which $176,983,429 related to appreciated securities and $28,845,015 related to depreciated securities. At December 31, 1997, the aggregate cost of investments for Federal income tax purposes was $728,083,721.

4. CAPITAL SHARE TRANSACTIONS:

Net increase (decrease) in net assets derived from capital share transactions were $(50,605,570) and $130,130,747 for the years

--------------------------------------------------------------------------------

ended December 31, 1997 and December 31, 1996, respectively.

  Transactions in capital shares were as follows:
---------------------------------------------------------

Class A Shares for the Year Ended                       Dollar
December 31, 1997                         Shares        Amount
-----------------------------------------------------------------
Shares sold...........................     762,740   $ 26,562,888
Shares issued to shareholders in
 reinvestment of dividends and
 distributions........................   1,378,757     42,424,341
                                        ----------   ------------
Total issued..........................   2,141,497     68,987,229
Shares redeemed.......................  (3,562,259)  (119,592,799)
                                        ----------   ------------
Net decrease..........................  (1,420,762)  $(50,605,570)
                                        ==========   ============
-----------------------------------------------------------------

---------------------------------------------------------

Class A Shares for the Year Ended                       Dollar
December 31, 1996                         Shares        Amount
-----------------------------------------------------------------
Shares sold............................  1,934,738   $ 58,210,337
Shares issued to shareholders in
 reinvestment of dividends and
 distributions.........................  3,478,605     98,560,479
                                         ---------   ------------
Total issued...........................  5,413,343    156,770,816
Shares redeemed........................   (895,337)   (26,640,069)
                                         ---------   ------------
Net increase...........................  4,518,006   $130,130,747
                                         =========   ============
-----------------------------------------------------------------

5. SUBSEQUENT EVENT:

On January 2, 1998, the Company's Board of Directors declared an ordinary income dividend in the amount of $1.133468 per Class A Share and a long-term capital gains distribution in the amount of $4.312370 per Class A Share payable on January 9, 1998 to shareholders of record as of December 31, 1997.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--RESERVE ASSETS FUND
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997
--------------------------------------------------------------------------------

                                 FACE                                                   INTEREST   MATURITY     VALUE
                                AMOUNT                         ISSUE                     RATE*       DATE     (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------
BANK NOTES--11.6%             $  100,000      Bank of America, N.T. & S.A.............   5.93%      6/24/98  $    99,999
                                 200,000      Bank of America, N.T. & S.A.+...........   6.10       6/30/98      199,921
                                 100,000      Bank of New York, The...................   5.85       8/20/98       99,952
                                 500,000      BankBoston, N.A.........................   5.69       3/16/98      499,893
                                 150,000      FNB of Chicago..........................   5.89       8/26/98      149,969
                                 200,000      KeyBank, N.A.+..........................   5.64...    5/06/98      199,967
                                 100,000      KeyBank, N.A.+..........................   5.62       8/20/98       99,954
                                 500,000      KeyBank, N.A.+..........................   5.62       8/28/98      499,780
                                 200,000      Northern Trust Company..................   5.96       6/17/98      200,019
                                 400,000      PNC Bank, N.A.+.........................   5.60      10/01/98      399,798
------------------------------------------------------------------------------------------------------------------------
                                              TOTAL BANK NOTES (COST--$2,449,277)                              2,449,252
------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF                  250,000      Chase Manhattan Bank USA, N.A. .........   5.87       7/21/98      249,948
DEPOSIT--3.6%                    500,000      Morgan Guaranty Trust Co. of NY.........   5.71       1/06/98      499,986
------------------------------------------------------------------------------------------------------------------------
                                              TOTAL CERTIFICATES OF DEPOSIT (COST--$749,998)                     749,934
------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF                  100,000      ABN-AMRO Bank N.V.......................   5.77       7/28/98       99,930
DEPOSIT--YANKEE--2.6%            250,000      Bayerische Vereinsbank AG...............   5.71      10/06/98      249,592
                                 100,000      Westdeutsche Landesbank Girozentrale....   5.94       6/29/98      100,015
                                 100,000      Westdeutsche Landesbank Girozentrale....   5.83       8/03/98       99,946
------------------------------------------------------------------------------------------------------------------------
                                              TOTAL CERTIFICATES OF DEPOSIT--YANKEE (COST--$549,825)             549,483
------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER--44.8%        1,000,000      Block Financial Corp....................   5.67       4/03/98      985,718
                               1,000,000      CSW Credit, Inc.........................   5.62       2/13/98      993,152
                                 500,000      Centric Capital Corp....................   6.50       1/07/98      499,549
                                 243,000      Countrywide Home Loans, Inc.............   5.90       1/07/98      242,801
                               1,000,000      Finova Capital Corp.....................   5.73       3/18/98      988,229
                                 250,000      Ford Motor Credit Co....................   5.60       3/30/98      246,586
                                 100,000      General Motors Acceptance Corp..........   5.56       3/30/98       98,635
                                 530,000      International Securitization
                                              Corporation.............................   5.80       3/20/98      523,595
                                 300,000      Lehman Brothers Holdings, Inc...........   5.90       1/15/98      299,361
                                 465,000      Lehman Brothers Holdings, Inc...........   5.78       1/21/98      463,589
                                 197,000      Lehman Brothers Holdings, Inc...........   5.60       1/29/98      196,146
                                 500,000      Lexington Parker Capital Co. LLC........   5.92       2/20/98      496,005
                                 225,000      Morgan Stanley, Dean Witter,   Discover
                                              & Co. ..................................   5.75       3/17/98      222,387
                                 700,000      New Center Asset Trust..................   5.68       3/18/98      691,761
                                 764,000      Old Line Funding Corp...................   5.77       1/20/98      761,804
                                 507,000      Park Avenue Receivables Corp............   5.90       1/23/98      505,255
                                 175,000      Toshiba International Finance (UK)
                                              PLC.....................................   5.90       1/12/98      174,722
                                 174,000      Toshiba International Finance (UK)
                                              PLC.....................................   5.90       1/14/98      173,668
                                 570,000      Windmill Funding Corp...................   5.80       2/13/98      566,097
                                 330,000      Windmill Funding Corp...................   5.77       2/20/98      327,363
------------------------------------------------------------------------------------------------------------------------
                                              TOTAL COMMERCIAL PAPER (COST--$9,456,339)                        9,456,423
------------------------------------------------------------------------------------------------------------------------
CORPORATE NOTES--3.4%            722,915      LABS Trust Series 1996-4   Senior
                                              Notes+++................................   5.969     12/28/98      722,915
------------------------------------------------------------------------------------------------------------------------
                                              TOTAL CORPORATE NOTES (COST--$722,915)                             722,915
------------------------------------------------------------------------------------------------------------------------
FUNDING AGREEMENTS--4.7%       1,000,000      Jackson National Life Insurance Co.+....   5.72       5/01/98    1,000,000
------------------------------------------------------------------------------------------------------------------------
                                              TOTAL FUNDING AGREEMENTS (COST--$1,000,000)                      1,000,000
------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--RESERVE ASSETS FUND
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997 (CONCLUDED)
--------------------------------------------------------------------------------

                                 FACE                                                   INTEREST   MATURITY     VALUE
                                AMOUNT                         ISSUE                     RATE*       DATE     (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------
MEDIUM-TERM NOTES--6.4%       $  200,000      CIT Group Holdings, Inc., The...........   6.50%      7/13/98  $   200,660
                                 100,000      CIT Group Holdings, Inc., The+..........   5.58       8/17/98       99,946
                                 250,000      IBM Credit Corp.........................   5.868      8/13/98      249,984
                                 100,000      International Business Machines Corp....   5.67       1/28/98       99,984
                                 400,000      International Business Machines Corp....   5.93       3/18/98      400,143
                                 300,000      Norwest Corporation.....................   6.00      10/13/98      300,231
------------------------------------------------------------------------------------------------------------------------
                                              TOTAL MEDIUM-TERM NOTES (COST--$1,350,659)                       1,350,948
------------------------------------------------------------------------------------------------------------------------
US GOVERNMENT, AGENCY &           50,000      Federal Home Loan Mortgage Corp. .......   5.50       1/30/98       49,783
INSTRUMENTALITY                  500,000      Federal National Mortgage Association...   5.44       8/05/98      483,818
OBLIGATIONS--                    250,000      US Treasury Bills.......................   5.08       1/15/98      249,535
DISCOUNT--3.7%
------------------------------------------------------------------------------------------------------------------------
                                              TOTAL US GOVERNMENT, AGENCY & INSTRUMENTALITY
                                              OBLIGATIONS--DISCOUNT (COST--$783,083)                             783,136
------------------------------------------------------------------------------------------------------------------------
US GOVERNMENT, AGENCY &          300,000      Federal Home Loan Banks+................   5.899     10/20/98      299,930
INSTRUMENTALITY                  150,000      Federal Home Loan Banks.................   5.99       8/11/99      149,859
OBLIGATIONS--                    100,000      Federal Home Loan Mortgage Corp.........   5.685      8/21/98       99,906
NON-DISCOUNT--19.0%              100,000      Federal Home Loan Mortgage Corp.........   6.36       5/20/99      100,196
                                 500,000      Federal National Mortgage
                                              Association+............................   5.629      3/27/98      499,922
                                 500,000      Federal National Mortgage
                                              Association+............................   5.669      4/24/98      499,941
                               1,000,000      Federal National Mortgage
                                              Association+............................   6.00       5/14/98    1,000,000
                                 300,000      Federal National Mortgage
                                              Association+............................   5.894     10/20/98      299,896
                                 560,000      Federal National Mortgage
                                              Association+............................   5.609      5/25/99      555,690
                                 200,000      Student Loan Marketing Association......   5.86       6/10/98      200,104
                                 100,000      Student Loan Marketing Association+.....   5.877     10/06/98       99,952
                                 200,000      US Treasury Notes.......................   5.625     11/30/98      200,000
------------------------------------------------------------------------------------------------------------------------
                                              TOTAL US GOVERNMENT, AGENCY & INSTRUMENTALITY
                                              OBLIGATIONS--NON-DISCOUNT (COST--$4,004,903)                     4,005,396
------------------------------------------------------------------------------------------------------------------------
REPURCHASE                       350,000      HSBC Holdings Inc., purchased on
AGREEMENTS**--1.7%                            12/31/1997 to yield 6.25% to
                                                1/02/1998.............................                           350,000
------------------------------------------------------------------------------------------------------------------------
                                              TOTAL REPURCHASE AGREEMENTS (COST--$350,000)                       350,000
------------------------------------------------------------------------------------------------------------------------
                                              TOTAL INVESTMENTS
                                              (COST--$21,416,999)--101.5%.............                        21,417,487
                                              LIABILITIES IN EXCESS OF OTHER
                                              ASSETS--(1.5%)..........................                          (315,265)
                                                                                                             -----------
                                              NET ASSETS--100.0%......................                       $21,102,222
                                                                                                             ===========
------------------------------------------------------------------------------------------------------------------------

* Commercial Paper and certain US Government, Agency & Instrumentality Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund. Other securities bear interest rate at the rates shown, payable at fixed dates or upon maturity. The interest rates on variable rate securities are adjusted periodically based upon appropriate indexes; the interest rates shown are the rates in effect at December 31, 1997.

** Repurchase Agreements are fully collateralized by US Government Obligations.

+ Variable Rate Notes.

++ Subject to principal paydowns.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--RESERVE ASSETS FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 1997
--------------------------------------------------------------------------------

ASSETS:
Investments, at value (identified cost $21,416,999*) (Note
  1a).......................................................             $21,417,487
Cash........................................................                   3,397
Receivables:
  Interest..................................................  $147,290
  Capital shares sold.......................................    36,288       183,578
                                                              --------
Prepaid expenses and other assets...........................                     289
                                                                         -----------
Total assets................................................              21,604,751
                                                                         -----------
------------------------------------------------------------------------------------
LIABILITIES:
Payables:
  Securities purchased......................................   483,755
  Investment adviser (Note 2)...............................     9,228
  Capital shares redeemed...................................     4,957       497,940
                                                              --------
Accrued expenses and other liabilities......................                   4,589
                                                                         -----------
Total liabilities...........................................                 502,529
                                                                         -----------
------------------------------------------------------------------------------------
NET ASSETS..................................................             $21,102,222
                                                                         ===========
------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Class A Shares of Common Stock, $0.10 par value, 500,000,000
  shares authorized+........................................             $ 2,110,173
Paid-in capital in excess of par............................              18,991,561
Unrealized appreciation on investments--net.................                     488
                                                                         -----------
NET ASSETS..................................................             $21,102,222
                                                                         ===========
------------------------------------------------------------------------------------
NET ASSET VALUE:
Class A--Based on net assets of $21,102,222 and 21,101,733
  shares outstanding........................................             $      1.00
                                                                         ===========
------------------------------------------------------------------------------------

* Cost for Federal income tax purposes. As of December 31, 1997, net unrealized appreciation for Federal income tax purposes amounted to $488, of which $1,772 related to appreciated securities and $1,284 related to depreciated securities.

+ The Fund is authorized to issue 500,000,000 Class B Shares.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--RESERVE ASSETS FUND
STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1d):
Interest and discount earned................................             $1,213,769
-----------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees (Note 2)...........................  $107,029
Custodian fees..............................................     8,362
Professional fees...........................................     6,996
Transfer agent fees (Note 2)................................     4,979
Accounting services (Note 2)................................     4,316
Directors' fees and expenses................................       328
                                                              --------
Total expenses..............................................                132,010
                                                                         ----------
Investment income--net......................................              1,081,759
                                                                         ----------
-----------------------------------------------------------------------------------
REALIZED & UNREALIZED GAIN ON INVESTMENTS--NET (NOTE 1d):
Realized gain on investments--net...........................                  1,873
Change in unrealized depreciation on investments--net.......                    740
                                                                         ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........             $1,084,372
                                                                         ==========
-----------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--RESERVE ASSETS FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     FOR THE YEAR ENDED
                                                                        DECEMBER 31,
                                                                ----------------------------
INCREASE (DECREASE) IN NET ASSETS:                                  1997            1996
--------------------------------------------------------------------------------------------
OPERATIONS:
Investment income--net......................................    $  1,081,759    $  1,179,223
Realized gain on investments--net...........................           1,873           3,049
Change in unrealized appreciation/depreciation on
  investments--net..........................................             740         (14,201)
                                                                ------------    ------------
Net increase in net assets resulting from operations........       1,084,372       1,168,071
                                                                ------------    ------------
--------------------------------------------------------------------------------------------
DIVIDENDS & DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1E):
Investment income--net:
  Class A...................................................      (1,081,759)     (1,179,223)
Realized capital gain on investments--net:
  Class A...................................................          (1,873)         (3,049)
                                                                ------------    ------------
Net decrease in net assets resulting from dividends and
distributions to shareholders...............................      (1,083,632)     (1,182,272)
                                                                ------------    ------------
--------------------------------------------------------------------------------------------
CLASS A CAPITAL SHARE TRANSACTIONS (NOTE 3):
Net proceeds from sale of shares............................       8,423,689       6,967,844
Net asset value of shares issued to shareholders in
  reinvestment of dividends and distributions (Note 1e).....       1,083,837       1,182,349
                                                                ------------    ------------
                                                                   9,507,526       8,150,193
Cost of shares redeemed.....................................     (11,291,415)    (10,800,490)
                                                                ------------    ------------
Net decrease in net assets derived from capital share
  transactions..............................................      (1,783,889)     (2,650,297)
                                                                ------------    ------------
--------------------------------------------------------------------------------------------
NET ASSETS:
Total decrease in net assets................................      (1,783,149)     (2,664,498)
Beginning of year...........................................      22,885,371      25,549,869
                                                                ------------    ------------
End of year.................................................    $ 21,102,222    $ 22,885,371
                                                                ============    ============
--------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--RESERVE ASSETS FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE FOLLOWING PER SHARE DATA AND RATIOS HAVE BEEN DERIVED FROM                        CLASS A
INFORMATION PROVIDED IN THE FINANCIAL STATEMENTS.               ---------------------------------------------------
                                                                          FOR THE YEAR ENDED DECEMBER 31,
                                                                ---------------------------------------------------
INCREASE (DECREASE) IN NET ASSET VALUE:                          1997       1996       1995       1994       1993
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year...........................   $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                                -------    -------    -------    -------    -------
Investment income--net.......................................     .0506      .0501      .0543      .0371      .0268
Realized and unrealized gain (loss) on investments--net......     .0001     (.0005)     .0018     (.0009)     .0005
                                                                -------    -------    -------    -------    -------
Total from investment operations.............................     .0507      .0496      .0561      .0362      .0273
                                                                -------    -------    -------    -------    -------
Less dividends and distributions:
  Investment income--net.....................................    (.0506)    (.0501)    (.0543)    (.0362)    (.0268)
  Realized gain on investments--net..........................    (.0001)    (.0001)    (.0004)        --+    (.0005)
                                                                -------    -------    -------    -------    -------
Total dividends and distributions............................    (.0507)    (.0502)    (.0547)    (.0362)    (.0273)
                                                                -------    -------    -------    -------    -------
Net asset value, end of year.................................   $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                                =======    =======    =======    =======    =======
-------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN:*
Based on net asset value per share...........................     5.19%      5.13%      5.61%      3.79%      2.77%
                                                                =======    =======    =======    =======    =======
-------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses.....................................................      .62%       .61%       .61%       .65%       .70%
                                                                =======    =======    =======    =======    =======
Investment income and realized gain on investments--net......     5.06%      4.96%      5.47%      3.75%      2.73%
                                                                =======    =======    =======    =======    =======
-------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets, end of year (in thousands).......................   $21,102    $22,885    $25,550    $32,196    $30,168
                                                                =======    =======    =======    =======    =======
-------------------------------------------------------------------------------------------------------------------

* Total investment returns exclude insurance-related fees and expenses.

+ Amount is less than $.0001 per share.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--RESERVE ASSETS FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES:

Merrill Lynch Variable Series Funds, Inc. (the "Company") is an open-end management investment company that is comprised of 16 separate funds. Each fund offers two classes of shares to the Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York (indirect wholly-owned subsidiaries of Merrill Lynch & Co., Inc. ("ML & Co.")), and other insurance companies that are not affiliated with ML & Co., for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. Effective September 17, 1997, each fund's existing class of shares was designated as Class A Shares and each fund began offering Class B Shares. Both classes of shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class and Class B Shares bear certain expenses related to the distribution of such shares. Reserve Assets Fund (the "Fund") is classified as "diversified" as defined in the Investment Company Act of 1940. The following is a summary of significant accounting policies followed by the Fund.

  (a) Valuation of investments--Investments maturing more than sixty days after the valuation date are valued at the most recent bid price or yield equivalent as obtained from dealers that make markets in such securities. When such securities are valued with sixty days or less to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Investments maturing within sixty days from their date of acquisition are valued at amortized cost, which approximates market value. For purposes of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Company.

  (b) Repurchase agreements--The Fund invests in US Government securities pursuant to repurchase agreements with a member bank of the Federal Reserve System or a primary dealer in US Government securities. Under such agreements, the bank or primary dealer agrees to repurchase the security at a mutually agreed upon time and price. The Fund takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized.

  (c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

  (d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

  (e) Dividends and distributions--The Fund declares dividends daily and reinvests monthly such dividends (net of non-resident alien tax and back-up withholding tax) in additional shares of beneficial interest at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gain or loss on investments.

2. INVESTMENT ADVISORY AGREEMENT AND
TRANSACTIONS WITH AFFILIATES:

The Company has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of ML & Co., which is the limited partner.

  MLAM is responsible for the management of the Company's funds and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the funds. For such services, the Fund pays a monthly fee at the following annual rates: 0.500% of the Fund's average daily net assets not exceeding $500 million; 0.425% of average daily net assets in excess of $500 million but not exceeding $750 million; 0.375% of average daily net assets in excess of $750 million but not exceeding $1 billion; 0.350% of average daily net assets in excess of $1 billion but not exceeding $1.5 billion; 0.325% of average daily net assets in excess of $1.5 billion but not exceeding $2 billion; 0.300% of average daily net assets in excess of $2 billion but not exceeding $2.5 billion and 0.275% of average daily net assets in excess of $2.5 billion.

  MLAM and Merrill Lynch Life Agency, Inc. ("MLLA") have entered into an agreement

--------------------------------------------------------------------------------

which limits the operating expenses paid by the Fund, exclusive of any distribution fees imposed on Class B Shares, to 1.25% of its average daily net assets. Any such expenses in excess of 1.25% of average daily net assets will be reimbursed to the Fund by MLAM which, in turn, will be reimbursed by MLLA.

  Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Company's transfer agent.

  Accounting services are provided to the Fund by MLAM at cost.

  Certain officers and/or directors of the Company are officers and/or directors of MLAM, PSI, MLFDS, Merrill Lynch Funds Distributor, Inc., a wholly-owned subsidiary of Merrill Lynch Group, Inc., which is the Fund's distributor, and/or ML & Co.

3. CAPITAL SHARE TRANSACTIONS:

The number of shares sold and redeemed during the periods corresponds to the amounts included in the Statements of Changes in Net Assets with respect to net proceeds from sale of shares and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--SPECIAL VALUE FOCUS FUND
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997
--------------------------------------------------------------------------------

                                SHARES                                                           VALUE       PERCENT OF
          INDUSTRY               HELD                COMMON STOCKS                 COST        (NOTE 1A)     NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
ADVERTISING                       161,000    +HA-LO Industries, Inc........    $  3,433,385   $  4,186,000       0.9%
-----------------------------------------------------------------------------------------------------------------------
AIR TRANSPORTATION                158,500    Air Express International
                                               Corporation.................       3,871,000      4,774,813       1.0
-----------------------------------------------------------------------------------------------------------------------
APPLIED TECHNOLOGY                    200    +QuickResponse Services,
                                               Inc.........................           6,882          7,300       0.0
-----------------------------------------------------------------------------------------------------------------------
AUTO--RELATED                     170,000    Meritor Automotive, Inc.......       3,738,124      3,580,625       0.7
-----------------------------------------------------------------------------------------------------------------------
AUTOMOBILE PARTS                  225,900    Walbro Corp...................       4,338,063      2,993,175       0.6
-----------------------------------------------------------------------------------------------------------------------
BANKS & FINANCE                   102,680    Charter One Financial, Inc....       4,987,896      6,443,170       1.3
-----------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY                     107,300    +COR Therapeutics, Inc........       1,219,200      2,400,838       0.5
                                  160,000    +Cephalon, Inc................       1,645,909      1,820,000       0.4
                                   41,000    +Gilead Sciences, Inc.........       1,008,477      1,568,250       0.3
                                                                               ------------   ------------     -----
                                                                                  3,873,586      5,789,088       1.2
-----------------------------------------------------------------------------------------------------------------------
BROADCAST                         773,900    +Paxson Communications
                                               Corp........................       8,351,931      5,707,513       1.2
-----------------------------------------------------------------------------------------------------------------------
BUILDING & CONSTRUCTION           150,000    Ryland Group, Inc. (The)......       2,438,380      3,543,750       0.7
                                  123,000    +Toll Brothers, Inc...........       2,347,248      3,290,250       0.7
                                                                               ------------   ------------     -----
                                                                                  4,785,628      6,834,000       1.4
-----------------------------------------------------------------------------------------------------------------------
BUILDING MATERIALS                 51,800    Apogee Enterprises, Inc.......         533,209        615,125       0.1
-----------------------------------------------------------------------------------------------------------------------
CABLE                             193,400    General Cable Corp............       4,591,335      6,998,663       1.5
-----------------------------------------------------------------------------------------------------------------------
CEMENT                            172,000    +Giant Cement Holdings,
                                               Inc.........................       3,519,024      3,956,000       0.8
-----------------------------------------------------------------------------------------------------------------------
COMMUNICATION EQUIPMENT           396,000    +Network Equipment
                                               Technologies, Inc...........       6,175,879      5,791,500       1.2
-----------------------------------------------------------------------------------------------------------------------
COMPUTER SERVICES                 136,300    +BISYS Group, Inc. (The)......       4,441,761      4,531,975       0.9
                                  178,000    +Boole & Babbage, Inc.........       3,765,250      5,317,750       1.1
                                   67,000    National Data Corporation.....       2,547,874      2,420,375       0.5
                                                                               ------------   ------------     -----
                                                                                 10,754,885     12,270,100       2.5
-----------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE                 277,400    +Business Objects S.A.
                                               (ADR)**.....................       3,480,686      2,843,350       0.6
                                  156,900    +Cylink Corporation...........       2,251,288      1,529,775       0.3
                                  145,935    +Harbinger Corporation........       3,233,946      4,067,938       0.8
                                  185,600    +Learning Company, Inc.
                                               (The).......................       2,288,113      2,981,200       0.6
                                  349,700    +Metromail Corporation........       7,735,051      6,250,888       1.3
                                  300,300    +Phoenix Technologies Ltd.....       4,196,485      3,641,138       0.8
                                   93,500    +Sterling Commerce, Inc.......       3,154,307      3,593,906       0.7
                                   96,700    +Vanstar Corporation..........         986,591      1,093,919       0.2
                                  163,500    +Wonderware Corp..............       2,857,683      2,309,438       0.5
                                                                               ------------   ------------     -----
                                                                                 30,184,150     28,311,552       5.8
-----------------------------------------------------------------------------------------------------------------------
COMPUTER TECHNOLOGY               113,700    +Platinum Technology, Inc.....       1,806,315      3,212,025       0.7
-----------------------------------------------------------------------------------------------------------------------
COMPUTERS                         100,800    +Axiom, Inc...................       1,210,521        403,200       0.1
                                  289,700    +IKOS Systems, Inc............       2,545,130      1,774,413       0.4
                                1,207,600    +Physician Computer Network,
                                               Inc.........................       7,225,977      4,830,400       1.0
                                  488,000    +Sybase, Inc..................       7,472,994      6,496,500       1.3
                                  325,100    Telxon Corporation............       7,048,773      7,761,763       1.6
                                                                               ------------   ------------     -----
                                                                                 25,503,395     21,266,276       4.4
-----------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS           398,000    +Planar Systems, Inc..........       4,727,044      4,079,500       0.8
-----------------------------------------------------------------------------------------------------------------------
DEFENSE                           186,000    +ESCO Electronics
                                               Corporation.................       3,277,736      3,138,750       0.7
-----------------------------------------------------------------------------------------------------------------------
DIVERSIFIED                       237,100    +ACX Technologies, Inc........       5,517,998      5,794,131       1.2
-----------------------------------------------------------------------------------------------------------------------
DIVERSIFIED MANUFACTURING         258,400    +Figgie International, Inc.
                                               (Class A)...................       3,597,088      3,391,500       0.7
-----------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT               21,122    Emerson Electric Co...........       1,014,993      1,192,073       0.2
-----------------------------------------------------------------------------------------------------------------------
ELECTRONIC COMPONENTS             285,400    +Alpha Industries, Inc........       4,316,675      4,602,075       1.0
                                   87,000    +Triumph Group, Inc...........       2,484,720      2,892,750       0.6
                                                                               ------------   ------------     -----
                                                                                  6,801,395      7,494,825       1.6
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--SPECIAL VALUE FOCUS FUND
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997 (CONTINUED)
--------------------------------------------------------------------------------

                                SHARES                                                           VALUE       PERCENT OF
          INDUSTRY               HELD                COMMON STOCKS                 COST        (NOTE 1A)     NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
ELECTRONICS DISTRIBUTION          464,000    +DII Group, Inc...............    $  9,959,944   $ 12,470,000       2.6%
                                  183,200    +ITI Technologies, Inc........       4,425,974      4,007,500       0.8
                                                                               ------------   ------------     -----
                                                                                 14,385,918     16,477,500       3.4
-----------------------------------------------------------------------------------------------------------------------
ENGINEERING & CONSTRUCTION        347,800    +Insituform Technologies, Inc.
                                               (Class A)...................       2,996,006      2,651,975       0.6
-----------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT                      68,000    Dover Downs Entertainment
                                               Inc.........................       1,439,910      1,559,750       0.3
-----------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES                132,200    +FirstFed Financial Corp......       4,046,032      5,122,750       1.1
-----------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES--               66,046    Reliastar Financial Corp......       2,230,089      2,720,270       0.6
CONSUMER
-----------------------------------------------------------------------------------------------------------------------
GAMING                            248,500    +Sodak Gaming, Inc............       3,051,238      1,584,188       0.3
                                  250,300    +WMS Industries, Inc..........       5,270,197      5,287,587       1.1
                                                                               ------------   ------------     -----
                                                                                  8,321,435      6,871,775       1.4
-----------------------------------------------------------------------------------------------------------------------
HEALTH SERVICES                    57,000    +Sierra Health Services,
                                               Inc.........................       1,774,125      1,916,625       0.4
-----------------------------------------------------------------------------------------------------------------------
HEALTHCARE--PHARMACEUTICALS       242,850    +Magainin Pharmaceuticals,
                                               Inc.........................       2,567,638      1,957,978       0.4
-----------------------------------------------------------------------------------------------------------------------
HEALTHCARE--PRODUCTS &            192,900    +Bell Industries, Inc.........       3,111,508      2,652,375       0.6
SERVICES
-----------------------------------------------------------------------------------------------------------------------
HOSPITAL MANAGEMENT               165,000    +Magellan Health Services,
                                               Inc.........................       5,018,308      3,547,500       0.7
-----------------------------------------------------------------------------------------------------------------------
HOSPITALS                         110,300    +Veterinary Centers of
                                               America, Inc................       1,550,090      1,468,369       0.3
-----------------------------------------------------------------------------------------------------------------------
INDUSTRIAL                         55,000    +C.P. Clare Corporation.......         712,500        708,125       0.1
-----------------------------------------------------------------------------------------------------------------------
INDUSTRIAL--SERVICES              119,000    +Cuno Incorporated............       1,693,969      1,814,750       0.4
-----------------------------------------------------------------------------------------------------------------------
INSTRUMENTS/PHOTO-OPTICAL           3,800    +Identix, Inc.................          31,540         36,575       0.0
-----------------------------------------------------------------------------------------------------------------------
INSURANCE                         101,000    AGCO Corp.....................       3,164,545      2,954,250       0.6
                                   47,350    American National Insurance
                                               Co..........................       4,420,316      4,403,550       0.9
                                  150,000    +DONCASTERS PLC  (ADR)**......       3,921,500      3,168,750       0.7
                                  209,000    PXRE Corp.....................       5,518,647      6,936,187       1.4
                                                                               ------------   ------------     -----
                                                                                 17,025,008     17,462,737       3.6
-----------------------------------------------------------------------------------------------------------------------
MACHINERY                         129,150    Applied Industrial
                                               Technologies, Inc...........       3,183,262      3,454,762       0.7
                                  308,000    Stewart & Stevenson Services,
                                               Inc.........................       7,700,088      7,854,000       1.6
                                                                               ------------   ------------     -----
                                                                                 10,883,350     11,308,762       2.3
-----------------------------------------------------------------------------------------------------------------------
MACHINERY & MACHINE TOOLS          89,100    Cincinnati Milacron, Inc......       2,370,641      2,311,031       0.5
                                   64,000    Kennametal Inc................       2,875,932      3,316,000       0.7
                                                                               ------------   ------------     -----
                                                                                  5,246,573      5,627,031       1.2
-----------------------------------------------------------------------------------------------------------------------
MANUFACTURED HOUSING              116,000    Oakwood Homes Corporation.....       2,396,774      3,849,750       0.8
-----------------------------------------------------------------------------------------------------------------------
MARKETING                           9,900    +Catalina Marketing
                                               Corporation.................         334,719        457,875       0.1
-----------------------------------------------------------------------------------------------------------------------
MEDICAL                           217,000    +Genome Therapeutics
                                               Corporation.................       1,852,452      1,383,375       0.3
                                  102,100    +Sequana Therapeutics Inc.....       1,360,557      1,116,719       0.2
                                                                               ------------   ------------     -----
                                                                                  3,213,009      2,500,094       0.5
-----------------------------------------------------------------------------------------------------------------------
MEDICAL SERVICES                  291,000    +NABI, Inc....................       2,103,909      1,000,312       0.2
-----------------------------------------------------------------------------------------------------------------------
MEDICAL SPECIALTIES               622,300    +VISX, Inc....................      13,849,057     13,535,025       2.8
-----------------------------------------------------------------------------------------------------------------------
MEDICAL SUPPLIES                   80,900    +Biomatrix, Inc...............       2,537,850      2,346,100       0.5
                                  351,900    +Vivus, Inc...................       8,502,046      3,738,937       0.8
                                                                               ------------   ------------     -----
                                                                                 11,039,896      6,085,037       1.3
-----------------------------------------------------------------------------------------------------------------------
MEDICAL TECHNOLOGY                140,000    +HCIA Inc.....................       1,749,249      1,662,500       0.3
                                  222,000    +Scios Inc....................       1,524,798      2,220,000       0.5
                                                                               ------------   ------------     -----
                                                                                  3,274,047      3,882,500       0.8
-----------------------------------------------------------------------------------------------------------------------
MERCHANDISING                     290,000    Heilig-Meyers Company.........       4,441,136      3,480,000       0.7
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--SPECIAL VALUE FOCUS FUND
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997 (CONTINUED)
--------------------------------------------------------------------------------

                                SHARES                                                           VALUE       PERCENT OF
          INDUSTRY               HELD                COMMON STOCKS                 COST        (NOTE 1A)     NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
METAL FABRICATING                 150,000    +Miller Industries, Inc.......    $  1,800,438   $  1,612,500       0.3%
                                   75,000    Quanex Corp...................       2,057,512      2,109,375       0.4
                                   80,000    +Ryerson Tull, Inc............       1,281,539      1,110,000       0.2
                                                                               ------------   ------------     -----
                                                                                  5,139,489      4,831,875       0.9
-----------------------------------------------------------------------------------------------------------------------
METAL PROCESSING                  138,000    +Wolverine Tube, Inc..........       4,059,788      4,278,000       0.9
-----------------------------------------------------------------------------------------------------------------------
METALS                            109,400    Castle (A.M.) & Company.......       2,456,274      2,502,525       0.5
                                  411,400    Commonwealth Industries
                                               Inc.........................       7,950,098      6,016,725       1.3
                                  308,000    +Shiloh Industries, Inc.......       6,067,867      5,852,000       1.2
                                                                               ------------   ------------     -----
                                                                                 16,474,239     14,371,250       3.0
-----------------------------------------------------------------------------------------------------------------------
OFFICE--RELATED                   295,000    +Wang Laboratories, Inc.......       5,879,941      6,526,875       1.4
-----------------------------------------------------------------------------------------------------------------------
OIL                               312,100    +Benton Oil & Gas Co..........       4,636,227      4,037,794       0.8
-----------------------------------------------------------------------------------------------------------------------
OIL & GAS PRODUCERS               133,900    +Louis Dreyfus Natural Gas
                                               Corp........................       2,569,424      2,502,256       0.5
                                  135,000    +Brown (Tom) Inc..............       3,068,126      2,598,750       0.5
                                                                               ------------   ------------     -----
                                                                                  5,637,550      5,101,006       1.0
-----------------------------------------------------------------------------------------------------------------------
PETROLEUM                          50,000    +Plains Resources, Inc........         748,212        859,375       0.2
-----------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS                   160,000    +NeoRx Corp...................       1,034,843        880,000       0.2
                                   73,400    +Neurogen Corporation.........         979,256        990,900       0.2
                                  193,600    +Pharmaceutical Product
                                               Development, Inc............       2,525,568      2,976,600       0.6
                                   35,000    +Sano Corporation.............         391,562      1,159,375       0.2
                                                                               ------------   ------------     -----
                                                                                  4,931,229      6,006,875       1.2
-----------------------------------------------------------------------------------------------------------------------
RENTAL SERVICES                   231,900    Unitog Company................       5,649,579      5,130,787       1.1
-----------------------------------------------------------------------------------------------------------------------
RESTAURANTS                         9,200    +Cheesecake Factory, Inc......         207,000        276,575       0.1
-----------------------------------------------------------------------------------------------------------------------
RETAIL                            186,900    +Department 56, Inc...........       4,140,354      5,373,375       1.1
-----------------------------------------------------------------------------------------------------------------------
RETAIL--MAIL ORDER                 69,900    +Global DirectMail Corp.......       1,556,007      1,210,144       0.3
                                  259,500    +Viking Office Products,
                                               Inc. .......................       5,334,462      5,660,344       1.2
                                                                               ------------   ------------     -----
                                                                                  6,890,469      6,870,488       1.5
-----------------------------------------------------------------------------------------------------------------------
RETAIL SPECIALTY                  442,000    +Micro Warehouse, Inc.........       7,323,468      6,160,375       1.3
-----------------------------------------------------------------------------------------------------------------------
RETAIL STORES                     138,300    Baker (J.) Inc................       1,075,200        777,937       0.2
-----------------------------------------------------------------------------------------------------------------------
SAVINGS & LOAN                    210,200    Haven Bancorp, Inc............       3,806,800      4,676,950       1.0
-----------------------------------------------------------------------------------------------------------------------
SOFTWARE--COMPUTER                632,900    +Mentor Graphics Corporation..       6,367,041      6,131,219       1.3
                                  750,000    +Structural Dynamics Research
                                               Corporation.................      17,349,976     16,875,000       3.5
                                                                               ------------   ------------     -----
                                                                                 23,717,017     23,006,219       4.8
-----------------------------------------------------------------------------------------------------------------------
STEEL                             197,800    +Citation Corp. ..............       3,030,695      3,214,250       0.7
                                   46,600    +Novamerican Steel Inc........         504,450        524,250       0.1
                                                                               ------------   ------------     -----
                                                                                  3,535,145      3,738,500       0.8
-----------------------------------------------------------------------------------------------------------------------
TECHNOLOGY                        276,600    +Applied Digital Access,
                                               Inc. .......................       2,162,998      1,607,737       0.3
                                  116,200    +Storage Technology Corp......       5,283,728      7,197,137       1.5
                                                                               ------------   ------------     -----
                                                                                  7,446,726      8,804,874       1.8
-----------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS                230,000    +APAC Teleservices, Inc.......       3,138,534      3,105,000       0.6
                                  140,050    +Brite Voice Systems, Inc.....       1,158,250      1,365,487       0.3
                                  206,000    +MasTec, Inc..................       4,993,312      4,712,250       1.0
                                  584,300    +Metromedia International
                                               Group, Inc..................       7,058,163      5,550,850       1.2
                                  252,900    +SITEL Corp...................       2,362,764      2,307,712       0.5
                                                                               ------------   ------------     -----
                                                                                 18,711,023     17,041,299       3.6
-----------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS &              100,700    +Allen Telecom Inc............       1,783,426      1,856,656       0.4
EQUIPMENT                         310,600    +DSP Communications, Inc......       5,867,665      3,727,200       0.8
                                                                               ------------   ------------     -----
                                                                                  7,651,091      5,583,856       1.2
-----------------------------------------------------------------------------------------------------------------------
TEXTILES                          200,000    +Dan River Inc. (Class A).....       3,009,997      3,287,500       0.7
-----------------------------------------------------------------------------------------------------------------------
TOOLS                             248,200    +Brown & Sharpe Manufacturing
                                               Company (Class A)...........       3,380,927      2,528,537       0.5
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--SPECIAL VALUE FOCUS FUND
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997 (CONCLUDED)
--------------------------------------------------------------------------------

                                SHARES                                                           VALUE       PERCENT OF
          INDUSTRY               HELD                COMMON STOCKS                 COST        (NOTE 1A)     NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
TRANSPORT--TRUCK                  252,200    +Landair Services, Inc........    $  5,156,567   $  5,800,600       1.2%
-----------------------------------------------------------------------------------------------------------------------
TRANSPORTATION--FREIGHT           222,500    Circle International Group
                                               Inc.........................       5,883,836      5,103,594       1.1
-----------------------------------------------------------------------------------------------------------------------
UTILITIES--GAS                    148,100    +Primark Corp.................       4,048,554      6,025,819       1.2
-----------------------------------------------------------------------------------------------------------------------
WHOLESALE & INTERNATIONAL         497,600    +CHS Electronics, Inc.........       9,469,780      8,334,800       1.7
TRADE
-----------------------------------------------------------------------------------------------------------------------
WIRELESS COMMUNICATIONS           279,000    +Anixter International Inc....       4,817,958      4,603,500       1.0
-----------------------------------------------------------------------------------------------------------------------
                                             TOTAL COMMON STOCKS                442,505,653    435,661,779      90.4
-----------------------------------------------------------------------------------------------------------------------
                              FACE AMOUNT
                                                 SHORT-TERM SECURITIES
-----------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER*             $ 4,000,000    Countrywide Home Loans, 6.02%
                                               due 1/09/1998...............       3,993,980      3,993,980       0.8
                               21,176,000    General Motors Acceptance
                                               Corp., 6.75% due 1/02/1998..      21,168,059     21,168,059       4.4
                                             Lexington Parker Capital:
                                6,000,000    5.88% due 1/07/1998...........       5,993,140      5,993,140       1.3
                                4,000,000    5.90% due 1/09/1998...........       3,994,100      3,994,100       0.8
                               10,000,000    WCP Funding Inc., 5.85% due
                                               1/16/1998...................       9,974,000      9,974,000       2.1
-----------------------------------------------------------------------------------------------------------------------
                                             TOTAL SHORT-TERM SECURITIES         45,123,279     45,123,279       9.4
-----------------------------------------------------------------------------------------------------------------------
                                             TOTAL INVESTMENTS.............    $487,628,932    480,785,058      99.8
                                                                               ============
                                             OTHER ASSETS LESS
                                               LIABILITIES.................                      1,076,661       0.2
                                                                                              ------------     -----
                                             NET ASSETS....................                   $481,861,719     100.0%
                                                                                              ============     =====
-----------------------------------------------------------------------------------------------------------------------

* Commercial Paper is traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund.

** American Depositary Receipts (ADR).

+ Non-income producing security.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--SPECIAL VALUE FOCUS FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 1997
--------------------------------------------------------------------------------

ASSETS:
Investments, at value (identified cost $487,628,932) (Note
  1a).......................................................               $480,785,058
Cash........................................................                        294
Receivables:
  Securities sold...........................................  $4,376,852
  Capital shares sold.......................................      53,705
  Dividends.................................................      38,355      4,468,912
                                                              ----------
Prepaid expenses and other assets...........................                     28,983
                                                                           ------------
Total assets................................................                485,283,247
                                                                           ------------
---------------------------------------------------------------------------------------
LIABILITIES:
Payables:
  Securities purchased......................................   2,906,960
  Investment adviser (Note 2)...............................     323,590
  Capital shares redeemed...................................     111,342
  Distributor (Note 2)......................................          34      3,341,926
                                                              ----------
Accrued expenses and other liabilities......................                     79,602
                                                                           ------------
Total liabilities...........................................                  3,421,528
                                                                           ------------
---------------------------------------------------------------------------------------
NET ASSETS..................................................               $481,861,719
                                                                           ============
---------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Class A Shares of Common Stock, $0.10 par value, 100,000,000
  shares authorized.........................................               $  1,735,544
Class B Shares of Common Stock, $0.10 par value, 100,000,000
  shares authorized.........................................                        894
Paid-in capital in excess of par............................                375,938,739
Undistributed investment income--net........................                  1,476,774
Undistributed realized capital gains on investments--net....                109,553,642
Unrealized depreciation on investments--net.................                 (6,843,874)
                                                                           ------------
NET ASSETS..................................................               $481,861,719
                                                                           ============
---------------------------------------------------------------------------------------
NET ASSET VALUE:
Class A--Based on net assets of $481,613,827 and 17,355,445
  shares outstanding........................................               $      27.75
                                                                           ============
Class B--Based on net assets of $247,892 and 8,936 shares
  outstanding...............................................               $      27.74
                                                                           ============
---------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--SPECIAL VALUE FOCUS FUND
STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTES 1c & 1d):
Interest and discount earned................................               $  3,096,138
Dividends (net of $1,276 foreign withholding tax)...........                  2,061,070
Other income................................................                     11,658
                                                                           ------------
Total income................................................                  5,168,866
                                                                           ------------
---------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees (Note 2)...........................  $3,466,085
Accounting services (Note 2)................................     101,058
Custodian fees..............................................      60,209
Professional fees...........................................      50,998
Directors' fees and expenses................................       8,686
Transfer agent fees (Note 2)................................       5,005
Distribution fees--Class B (Note 2)*........................          34
                                                              ----------
Total expenses..............................................                  3,692,075
                                                                           ------------
Investment income--net......................................                  1,476,791
                                                                           ------------
---------------------------------------------------------------------------------------
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS--NET (NOTES
  1b, 1d & 3):
Realized gain on investments--net...........................                109,665,458
Change in unrealized appreciation/depreciation on
  investments--net..........................................                (60,400,517)
                                                                           ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........               $ 50,741,732
                                                                           ============
---------------------------------------------------------------------------------------

* Class B Shares commenced operations on October 23, 1997.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--SPECIAL VALUE FOCUS FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       FOR THE YEAR ENDED
                                                                          DECEMBER 31,
                                                               -----------------------------------
INCREASE (DECREASE) IN NET ASSETS:                                 1997                   1996
--------------------------------------------------------------------------------------------------
OPERATIONS:
Investment income--net......................................   $ 1,476,791            $  2,025,368
Realized gain on investments--net...........................   109,665,458              22,199,518
Change in unrealized appreciation/depreciation on
  investments--net..........................................   (60,400,517)              5,970,999
                                                               ------------           ------------
Net increase in net assets resulting from operations........    50,741,732              30,195,885
                                                               ------------           ------------
--------------------------------------------------------------------------------------------------
DIVIDENDS & DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1e):
Investment income--net:
  Class A...................................................    (1,422,649)             (1,882,603)
Realized gain on investments--net:
  Class A...................................................   (22,153,543)            (43,561,906)
                                                               ------------           ------------
Net decrease in net assets resulting from dividends and
  distributions to shareholders.............................   (23,576,192)            (45,444,509)
                                                               ------------           ------------
--------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4):
Net increase in net assets derived from capital share
  transactions..............................................     1,666,914             128,356,735
                                                               ------------           ------------
--------------------------------------------------------------------------------------------------
NET ASSETS:
Total increase in net assets................................    28,832,454             113,108,111
Beginning of year...........................................   453,029,265             339,921,154
                                                               ------------           ------------
End of year*................................................   $481,861,719           $453,029,265
                                                               ============           ============
--------------------------------------------------------------------------------------------------
* Undistributed investment income--net......................   $ 1,476,774            $  1,422,632
                                                               ============           ============
--------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--SPECIAL VALUE FOCUS FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE FOLLOWING PER SHARE DATA AND RATIOS HAVE BEEN
DERIVED FROM INFORMATION PROVIDED IN THE FINANCIAL                                CLASS A+
STATEMENTS.                                                -------------------------------------------------------
                                                                       FOR THE YEAR ENDED DECEMBER 31,
                                                           -------------------------------------------------------
INCREASE (DECREASE) IN NET ASSET VALUE:                      1997        1996        1995        1994       1993
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year......................   $  26.22    $  27.98    $  19.26    $  20.96    $ 17.80
                                                           --------    --------    --------    --------    -------
Investment income (loss)--net...........................        .09         .13         .17         .05       (.01)
Realized and unrealized gain (loss) on
investments--net........................................       2.80        1.84        8.64       (1.56)      3.17
                                                           --------    --------    --------    --------    -------
Total from investment operations........................       2.89        1.97        8.81       (1.51)      3.16
                                                           --------    --------    --------    --------    -------
Less dividends and distributions:
  Investment income--net................................       (.08)       (.14)       (.09)         --         --#
  Realized gain on investments--net.....................      (1.28)      (3.59)         --        (.19)        --
                                                           --------    --------    --------    --------    -------
Total dividends and distributions.......................      (1.36)      (3.73)       (.09)       (.19)        --
                                                           --------    --------    --------    --------    -------
Net asset value, end of year............................   $  27.75    $  26.22    $  27.98    $  19.26    $ 20.96
                                                           ========    ========    ========    ========    =======
------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN:*
Based on net asset value per share......................     11.72%       8.11%      45.90%      (7.27%)    17.78%
                                                           ========    ========    ========    ========    =======
------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses................................................       .80%        .81%        .81%        .83%       .96%
                                                           ========    ========    ========    ========    =======
Investment income (loss)--net...........................       .32%        .50%        .72%        .27%      (.05%)
                                                           ========    ========    ========    ========    =======
------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets, end of year (in thousands)..................   $481,614    $453,029    $339,921    $170,044    $98,976
                                                           ========    ========    ========    ========    =======
Portfolio turnover......................................    147.06%      80.84%      96.79%      88.48%    131.75%
                                                           ========    ========    ========    ========    =======
Average commission rate paid++..........................   $  .0555    $  .0598          --          --         --
                                                           ========    ========    ========    ========    =======
------------------------------------------------------------------------------------------------------------------

 * Total investment returns exclude insurance-related fees and expenses.

 + Based on average shares outstanding.

++ For the fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for purchases and sales of equity securities.

 # Amount is less than $.01 per share.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--SPECIAL VALUE FOCUS FUND
FINANCIAL HIGHLIGHTS (CONCLUDED)
--------------------------------------------------------------------------------

                                                                     CLASS B#
                                                               --------------------
THE FOLLOWING PER SHARE DATA AND RATIOS HAVE BEEN DERIVED         FOR THE PERIOD
FROM INFORMATION PROVIDED IN THE FINANCIAL STATEMENTS.         OCTOBER 23, 1997+ TO
INCREASE (DECREASE) IN NET ASSET VALUE:                         DECEMBER 31, 1997
-----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period........................         $ 31.23
                                                                     -------
Investment loss--net........................................            (.01)
Realized and unrealized loss on investments--net............           (3.48)
                                                                     -------
Total from investment operations............................           (3.49)
                                                                     -------
Net asset value, end of period..............................         $ 27.74
                                                                     =======
-----------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN:**
Based on net asset value per share..........................         (11.18%)++
                                                                     =======
-----------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................            .96%*
                                                                     =======
Investment loss--net........................................           (.24%)*
                                                                     =======
-----------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)....................         $   248
                                                                     =======
Portfolio turnover..........................................         147.06%
                                                                     =======
Average commission rate paid................................         $ .0555
                                                                     =======
-----------------------------------------------------------------------------------

* Annualized.

** Total investment returns exclude insurance-related fees and expenses.

+ Commencement of operations.

++ Aggregate total investment return.

# Based on average shares outstanding.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--SPECIAL VALUE FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES:

Merrill Lynch Variable Series Funds, Inc. (the "Company") is an open-end management investment company that is comprised of 16 separate funds. Each fund offers two classes of shares to the Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York (indirect wholly-owned subsidiaries of Merrill Lynch & Co., Inc. ("ML & Co.")), and other insurance companies, that are not affiliated with ML & Co., for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. Effective September 17, 1997, each fund's existing class of shares was designated as Class A and each fund began offering Class B Shares. Both classes of shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class and Class B Shares bear certain expenses related to the distribution of such shares. Special Value Focus Fund (the "Fund"), formerly known as Equity Growth Fund, is classified as "diversified", as defined in the Investment Company Act of 1940. The following is a summary of significant accounting policies followed by the Fund.

  (a) Valuation of investments--Portfolio securities which are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued, or lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. Portfolio securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last asked price. Short-term securities are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Company.

  (b) Derivative financial instruments--The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the equity and debt markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

- Options--The Fund may write covered call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium received is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received (or gain or loss to the extent the cost of the closing transaction exceeds the premium received).

  Written options are non-income producing investments.

  (c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

  (d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income is recorded on the ex-dividend dates. Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

  (e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

2. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES:

The Company has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of ML & Co., which is the limited partner. The Company has also entered into a Distribution Agreement and Distribution Plan with Merrill Lynch Funds Distributor, Inc. ("MLFD" or "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc.

--------------------------------------------------------------------------------

  MLAM is responsible for the management of the Company's funds and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the funds. For such services, the Fund pays a monthly fee at the annual rate of 0.75% of the average daily value of the Fund's net assets.

  Pursuant to the Distribution Plan adopted by the Company, in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing distribution fee each month at the annual rate of 0.15% of the average daily value of the Fund's Class B net assets.

  MLAM and Merrill Lynch Life Agency, Inc. ("MLLA") have entered into an agreement which limits the operating expenses paid by the Fund, exclusive of any distribution fees imposed on Class B Shares, to 1.25% of its average daily net assets. Any such expenses in excess of 1.25% of average daily net assets will be reimbursed to the Fund by MLAM which, in turn, will be reimbursed by MLLA.

  For the year ended December 31, 1997, Merrill Lynch, Pierce, Fenner & Smith Inc. a subsidiary of ML & Co., earned $46,686 in commissions on the execution of portfolio security transactions.

  Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Company's transfer agent.
  Accounting services are provided to the Fund by MLAM at cost.

  Certain officers and/or directors of the Company are officers and/or directors of MLAM, PSI, MLFDS, MLFD, and/or ML & Co.

3. INVESTMENTS:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 1997 were $599,008,608 and $606,308,267, respectively.

  Net realized and unrealized gains (losses) as of December 31, 1997 were as follows:

------------------------------------------------------------------
                                          Realized
                                           Gains       Unrealized
                                          (Losses)       Losses
------------------------------------------------------------------
Long-term investments.................  $109,667,199   $(6,843,874)
Short-term investments................        (1,741)           --
                                        ------------   -----------
Total.................................  $109,665,458   $(6,843,874)
                                        ============   ===========
------------------------------------------------------------------

  At December 31, 1997, net unrealized depreciation for Federal income tax purposes aggregated $7,138,521, of which $36,068,841 related to appreciated securities and $43,207,362 related to depreciated securities. At December 31, 1997, the aggregate cost of investments for Federal income tax purposes was $487,923,579.

4. CAPITAL SHARE TRANSACTIONS:

Net increase in net assets derived from capital share transactions were $1,666,914 and $128,356,735 for the years ended December 31, 1997 and December 31, 1996, respectively.

  Transactions in capital shares were as follows:

--------------------------------------------------------------------
   Class A Shares for the Year Ended                      Dollar
           December 31, 1997               Shares         Amount
--------------------------------------------------------------------
Shares sold............................   2,566,273    $ 68,132,882
Shares issued to shareholders in
reinvestment of dividends and
distributions..........................     960,725      23,576,192
                                         ----------    ------------
Total issued...........................   3,526,998      91,709,074
Shares redeemed........................  (3,446,348)    (90,294,889)
                                         ----------    ------------
Net increase...........................      80,650    $  1,414,185
                                         ==========    ============
--------------------------------------------------------------------

-------------------------------------------------------------------
  Class A Shares for the Year Ended                      Dollar
          December 31, 1996              Shares          Amount
-------------------------------------------------------------------
Shares sold..........................   3,897,758     $ 99,038,352
Shares issued to shareholders in
reinvestment of dividends and
distributions........................   1,870,190       45,444,509
                                       ----------     ------------
Total issued.........................   5,767,948      144,482,861
Shares redeemed......................    (639,891)     (16,126,126)
                                       ----------     ------------
Net increase.........................   5,128,057     $128,356,735
                                       ==========     ============
-------------------------------------------------------------------

--------------------------------------------------------------------
Class B Shares for the Period                             Dollar
October 23, 1997+ to December 31, 1997    Shares          Amount
--------------------------------------------------------------------
Shares sold..........................       10,276     $    291,595
Shares redeemed......................       (1,340)         (38,866)
                                        ----------     ------------
Net increase.........................        8,936     $    252,729
                                        ==========     ============
--------------------------------------------------------------------
+ Commencement of operations.

5. SUBSEQUENT EVENT:

On January 2, 1998, the Company's Board of Directors declared an ordinary income dividend in the amount of $2.963143 per Class A Share, and $2.959330 per Class B Share, and a long-term capital gains distribution in the amount of $3.447977 per share for each of the two classes, payable on January 9, 1998 to shareholders of record as of December 31, 1997.